SunAmerica Series Trust

SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 91.9%
Applications Software - 5.8%
Microsoft Corp.	709,730	$92,690,738
salesforce.com, Inc.†	15,226	2,517,619

		95,208,357

Athletic Footwear - 2.9%
NIKE, Inc., Class B	538,590	47,304,360

Beverages-Non-alcoholic - 3.6%
Monster Beverage Corp.†	983,934	58,642,466

Beverages-Wine/Spirits - 1.1%
Constellation Brands, Inc., Class A	85,450	18,087,202

Building Products-Air & Heating - 0.4%
Lennox International, Inc.	22,720	6,167,344

Coatings/Paint - 2.2%
Sherwin-Williams Co.	80,930	36,809,392

Commercial Services-Finance - 3.5%
MarketAxess Holdings, Inc.	22,700	6,318,091
PayPal Holdings, Inc.†	393,410	44,364,846
S&P Global, Inc.	28,560	6,302,049

		56,984,986

Computer Aided Design - 0.0%
ANSYS, Inc.†	4,069	796,710

Computers - 1.9%
Apple, Inc.	151,660	30,433,612

Distribution/Wholesale - 2.1%
Copart, Inc.†	419,560	28,244,779
Fastenal Co.	87,728	6,189,211

		34,433,990

Diversified Manufacturing Operations - 0.6%
A.O. Smith Corp.	203,950	10,721,652

E-Commerce/Services - 3.6%
Booking Holdings, Inc.†	31,490	58,413,635

Electric Products-Misc. - 0.8%
AMETEK, Inc.	141,410	12,468,120

Electronic Components-Semiconductors - 2.8%
IPG Photonics Corp.†	44,128	7,710,485
Texas Instruments, Inc.	53,190	6,267,378
Xilinx, Inc.	260,940	31,349,332

		45,327,195

Electronic Connectors - 0.5%
Amphenol Corp., Class A	88,400	8,801,104

Electronic Forms - 1.4%
Adobe, Inc.†	77,760	22,492,080

Electronic Security Devices - 1.8%
Allegion PLC	299,410	29,710,454

Enterprise Software/Service - 0.6%
Paycom Software, Inc.†	31,769	6,434,176
Veeva Systems, Inc., Class A†	23,844	3,335,060

		9,769,236

Entertainment Software - 1.5%
Electronic Arts, Inc.†	257,870	24,407,395

Finance-Credit Card - 5.1%
Visa, Inc., Class A	503,510	82,792,149

Industrial Automated/Robotic - 0.4%
Cognex Corp.	135,460	6,831,248

Instruments-Controls - 0.7%
Mettler-Toledo International, Inc.†	15,920	11,864,539

Internet Content-Entertainment - 4.6%
Facebook, Inc., Class A†	388,110	75,060,474

Machinery-General Industrial - 1.8%
IDEX Corp.	51,450	8,060,157
Roper Technologies, Inc.	59,630	21,448,911

		29,509,068

Medical Instruments - 5.0%
Edwards Lifesciences Corp.†	212,320	37,383,182
Intuitive Surgical, Inc.†	88,835	45,361,816

		82,744,998

Medical Products - 1.6%
Stryker Corp.	140,690	26,577,748

Medical-Biomedical/Gene - 5.4%
Biogen, Inc.†	82,360	18,880,206
Illumina, Inc.†	14,810	4,620,720
Regeneron Pharmaceuticals, Inc.†	90,365	31,007,846
Vertex Pharmaceuticals, Inc.†	198,777	33,589,338

		88,098,110

Medical-Drugs - 3.6%
Zoetis, Inc.	573,780	58,433,755

Medical-HMO - 4.9%
UnitedHealth Group, Inc.	341,960	79,700,617

Networking Products - 2.3%
Arista Networks, Inc.†	119,764	37,401,100

Retail-Apparel/Shoe - 0.9%
Burlington Stores, Inc.†	84,770	14,318,501

Retail-Building Products - 3.4%
Home Depot, Inc.	275,960	56,213,052

Retail-Discount - 3.3%
Costco Wholesale Corp.	191,380	46,989,531
Dollar Tree, Inc.†	57,881	6,440,998

		53,430,529

Retail-Major Department Stores - 1.6%
TJX Cos., Inc.	486,900	26,721,072

Retail-Perfume & Cosmetics - 1.9%
Ulta Beauty, Inc.†	88,063	30,732,226

Semiconductor Equipment - 0.4%
ASML Holding NV	30,750	6,421,215

Web Portals/ISP - 7.9%
Alphabet, Inc., Class C†	109,090	129,651,283

TOTAL INVESTMENTS (cost $1,243,518,389)	91.9%	1,503,480,974
Other assets less liabilities	8.1	132,818,336

NET ASSETS	100.0%	$1,636,299,310

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,503,480,974	$—	$—	$1,503,480,974

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA AB Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS - 98.7%
Aerospace/Defense-Equipment - 0.8%
AAR Corp.	123,120	$4,157,762

Airlines - 3.7%
Alaska Air Group, Inc.	121,936	7,547,839
Hawaiian Holdings, Inc.	184,440	5,203,052
SkyWest, Inc.	114,539	7,054,457

		19,805,348

Apparel Manufacturers - 0.8%
Capri Holdings, Ltd.†	94,780	4,177,902

Applications Software - 1.3%
Nuance Communications, Inc.†	423,375	7,125,401

Auction Houses/Art Dealers - 1.0%
Sotheby’s†	126,285	5,326,701

Auto/Truck Parts & Equipment-Original - 2.1%
Cooper-Standard Holdings, Inc.†	61,389	3,110,581
Dana, Inc.	150,599	2,936,680
Lear Corp.	35,634	5,095,662

		11,142,923

Banks-Commercial - 8.9%
Associated Banc-Corp.	227,430	5,160,387
BankUnited, Inc.	211,824	7,748,522
Synovus Financial Corp.	164,131	6,049,868
Texas Capital Bancshares, Inc.†	99,582	6,445,943
Umpqua Holdings Corp.	397,914	6,907,787
Webster Financial Corp.	110,440	5,867,677
Zions Bancorp NA	175,096	8,637,486

		46,817,670

Banks-Super Regional - 1.5%
Comerica, Inc.	67,310	5,289,893
Huntington Bancshares, Inc.	189,959	2,644,229

		7,934,122

Batteries/Battery Systems - 0.9%
EnerSys	65,583	4,537,688

Beverages-Non-alcoholic - 1.2%
Cott Corp.	425,880	6,605,399

Building-Heavy Construction - 1.4%
Granite Construction, Inc.	69,748	3,130,988
Tutor Perini Corp.†	210,870	4,211,074

		7,342,062

Building-Residential/Commercial - 2.3%
Lennar Corp., Class A	119,946	6,240,790
Taylor Morrison Home Corp., Class A†	311,055	6,022,025

		12,262,815

Chemicals-Diversified - 1.4%
Orion Engineered Carbons SA	168,932	3,424,252
Westlake Chemical Corp.	60,306	4,206,343

		7,630,595

Circuit Boards - 0.1%
TTM Technologies, Inc.†	56,135	743,227

Commercial Services - 1.2%
Quanta Services, Inc.	157,525	6,395,515

Computer Services - 2.1%
Amdocs, Ltd.	85,510	4,709,891
Genpact, Ltd.	176,747	6,415,916

		11,125,807

Computers-Integrated Systems - 2.5%
NCR Corp.†	250,506	7,252,149
NetScout Systems, Inc.†	209,450	6,157,830

		13,409,979

Consulting Services - 0.9%
Booz Allen Hamilton Holding Corp.	80,036	4,745,334

Containers-Paper/Plastic - 2.1%
Graphic Packaging Holding Co.	433,152	6,012,150
Sealed Air Corp.	109,798	5,118,783

		11,130,933

Data Processing/Management - 0.7%
CommVault Systems, Inc.†	69,057	3,632,398

E-Marketing/Info - 0.6%
Criteo SA ADR†	165,569	3,274,955

Electric-Distribution - 1.2%
Portland General Electric Co.	121,105	6,335,003

Electric-Integrated - 3.2%
Alliant Energy Corp.	161,788	7,641,247
Black Hills Corp.	65,076	4,734,930
PNM Resources, Inc.	99,058	4,600,254

		16,976,431

Electronic Parts Distribution - 1.5%
Avnet, Inc.	157,970	7,678,922

Enterprise Software/Service - 1.4%
Verint Systems, Inc.†	120,542	7,279,531

Finance-Consumer Loans - 0.8%
OneMain Holdings, Inc.	129,267	4,391,200

Food-Misc./Diversified - 2.5%
Ingredion, Inc.	53,020	5,023,645
Nomad Foods, Ltd.†	396,746	8,252,317

		13,275,962

Food-Wholesale/Distribution - 1.6%
US Foods Holding Corp.†	238,246	8,707,891

Footwear & Related Apparel - 1.0%
Skechers U.S.A., Inc., Class A†	161,578	5,115,559

Gas-Distribution - 0.9%
Southwest Gas Holdings, Inc.	60,290	5,015,525

Insurance-Multi-line - 2.7%
American Financial Group, Inc.	65,128	6,742,702
Kemper Corp.	27,239	2,448,241
Old Republic International Corp.	223,600	4,999,696

		14,190,639

Insurance-Property/Casualty - 2.9%
First American Financial Corp.	125,900	7,183,854
Hanover Insurance Group, Inc.	34,040	4,105,564
Selective Insurance Group, Inc.	59,250	4,225,118

		15,514,536

Insurance-Reinsurance - 4.8%
Essent Group, Ltd.†	130,776	6,205,321
Everest Re Group, Ltd.	41,793	9,842,252
Reinsurance Group of America, Inc.	63,063	9,554,675

		25,602,248

Machine Tools & Related Products - 0.5%
Kennametal, Inc.	68,782	2,799,427

Machinery-Construction & Mining - 1.3%
Oshkosh Corp.	39,433	3,256,772
Terex Corp.	111,880	3,728,960

		6,985,732

Machinery-Electrical - 1.2%
Regal Beloit Corp.	72,259	6,147,796

Medical Labs & Testing Services - 1.0%
ICON PLC†	39,707	5,423,182

Medical-HMO - 1.8%
Molina Healthcare, Inc.†	42,252	5,477,127
WellCare Health Plans, Inc.†	15,626	4,036,977

		9,514,104

Metal-Aluminum - 0.9%
Alcoa Corp.†	171,566	4,577,381

Office Furnishings-Original - 0.9%
Steelcase, Inc., Class A	267,354	4,622,551

Oil Companies-Exploration & Production - 2.6%
Cimarex Energy Co.	37,937	2,604,754
Oasis Petroleum, Inc.†	548,380	3,345,118
QEP Resources, Inc.†	560,782	4,217,081
SM Energy Co.	237,280	3,779,870

		13,946,823

Oil Field Machinery & Equipment - 0.8%
Dril-Quip, Inc.†	91,398	3,981,297

Oil-Field Services - 3.0%
MRC Global, Inc.†	234,773	4,068,616
Oil States International, Inc.†	200,880	3,881,002
Patterson-UTI Energy, Inc.	335,722	4,562,462
RPC, Inc.	308,170	3,171,069

		15,683,149

Publishing-Books - 1.1%
Houghton Mifflin Harcourt Co.†	390,951	2,787,480
Scholastic Corp.	72,060	2,873,753

		5,661,233

Real Estate Investment Trusts - 12.0%
American Campus Communities, Inc.	152,326	7,189,787
Camden Property Trust	82,910	8,344,892
Cousins Properties, Inc.	474,448	4,540,467
CubeSmart	242,428	7,735,877
Empire State Realty Trust, Inc., Class A	411,856	6,367,294
MGM Growth Properties LLC, Class A	201,068	6,486,454
Park Hotels & Resorts, Inc.	212,342	6,811,931
STAG Industrial, Inc.	251,170	7,228,673
Sun Communities, Inc.	68,683	8,453,504

		63,158,879

Retail-Arts & Crafts - 0.7%
Michaels Cos., Inc.†	323,220	3,632,993

Retail-Building Products - 0.8%
BMC Stock Holdings, Inc.†	209,690	4,315,420

Retail-Jewelry - 0.6%
Signet Jewelers, Ltd.	125,599	2,911,385

Retail-Restaurants - 0.8%
Bloomin’ Brands, Inc.	220,514	4,408,075

Rubber/Plastic Products - 0.9%
Trinseo SA	103,520	4,653,224

Savings & Loans/Thrifts - 1.3%
Sterling Bancorp	319,800	6,850,116

Semiconductor Components-Integrated Circuits - 2.4%
Cypress Semiconductor Corp.	411,513	7,069,793
MaxLinear, Inc.†	201,707	5,427,936

		12,497,729

Semiconductor Equipment - 0.6%
Kulicke & Soffa Industries, Inc.	126,581	2,945,540

Steel-Producers - 0.6%
Carpenter Technology Corp.	60,725	3,016,211

Telecom Equipment-Fiber Optics - 0.5%
Finisar Corp.†	113,295	2,731,542

Transport-Air Freight - 0.4%
Atlas Air Worldwide Holdings, Inc.†	41,282	1,993,508

TOTAL INVESTMENTS (cost $488,043,850)	98.7%	521,865,280
Other assets less liabilities	1.3	6,629,047

NET ASSETS	100.0%	$528,494,327

†	Non-income producing security

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$521,865,280	$—	$—	$521,865,280

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

SunAmerica Series Trust

SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 36.3%
Australia - 0.8%
Adelaide Brighton, Ltd.	10,558	$32,228
AGL Energy, Ltd.	37,625	589,623
Altium,, Ltd..	1,263	30,094
Alumina, Ltd.	36,860	58,205
Amcor, Ltd.	7,450	84,188
APA Group	11,111	75,351
Aristocrat Leisure, Ltd.	6,844	125,828
AusNet Services	5,468	6,842
Australia & New Zealand Banking Group, Ltd.	3,899	74,762
Beach Energy, Ltd.	81,851	122,903
Bendigo & Adelaide Bank, Ltd.	2,412	17,514
BHP Group, Ltd.	33,071	871,921
BlueScope Steel, Ltd.	2,502	23,723
Boral, Ltd.	11,202	38,300
Caltex Australia, Ltd.	1,252	24,015
CIMIC Group, Ltd.	4,176	148,930
Coca-Cola Amatil, Ltd.	4,017	24,920
Cochlear, Ltd.	1,220	161,111
Commonwealth Bank of Australia	3,065	161,013
Computershare, Ltd.	13,507	169,773
CSL, Ltd.	2,998	419,666
Dexus	5,870	51,726
DuluxGroup, Ltd.	13,549	93,126
Flight Centre Travel Group, Ltd.	262	7,092
Goodman Group	6,991	64,857
GPT Group	10,417	42,078
Harvey Norman Holdings, Ltd.	2,809	8,257
Incitec Pivot, Ltd.	16,422	39,013
Insurance Australia Group, Ltd.	5,111	28,392
Macquarie Group, Ltd.	3,451	327,696
Medibank Private, Ltd.	13,536	27,291
Mirvac Group	21,374	42,641
National Australia Bank, Ltd.	3,215	57,454
Orica, Ltd.	3,597	47,164
QBE Insurance Group, Ltd.	3,520	32,085
REA Group, Ltd.	1,850	104,202
Rio Tinto, Ltd.	1,605	107,906
Santos, Ltd.	98,742	500,483
Scentre Group	7,404	19,938
SEEK, Ltd.	9,230	118,487
Sonic Healthcare, Ltd.	6,993	126,447
South32, Ltd.	22,599	53,210
Stockland	14,013	37,242
Suncorp Group, Ltd.	1,669	15,613
Sydney Airport	90,437	485,802
Telstra Corp., Ltd.	17,365	41,376
Treasury Wine Estates, Ltd.	1,610	19,521
Washington H. Soul Pattinson & Co., Ltd.	509	8,249
Westpac Banking Corp.	4,990	96,772
Woodside Petroleum, Ltd.	22,119	551,829

		6,416,859

Austria - 0.0%
ANDRITZ AG	817	38,945
Erste Group Bank AG	1,990	79,682
OMV AG	443	23,725
Raiffeisen Bank International AG	173	4,612
Verbund AG	1,020	50,589
Wienerberger AG	5,246	120,385

		317,938

Belgium - 0.3%
Ageas	1,184	62,415
Anheuser-Busch InBev SA	1,316	116,990
Colruyt SA	1,002	72,218
Groupe Bruxelles Lambert SA	4,083	390,265
KBC Group NV	1,033	76,492
Proximus SADP	614	17,182
Solvay SA	374	44,947
UCB SA	15,336	1,216,445

		1,996,954

Bermuda - 0.1%
Arch Capital Group, Ltd.†	1,641	55,433
Athene Holding, Ltd., Class A†	920	41,547
Bunge, Ltd.	601	31,498
Everest Re Group, Ltd.	179	42,155
Hongkong Land Holdings, Ltd.	5,100	35,547
Invesco, Ltd.	573	12,589
Jardine Matheson Holdings, Ltd.	428	28,162
Jardine Strategic Holdings, Ltd.	480	18,154
Kerry Properties, Ltd.	3,000	12,811
Marvell Technology Group, Ltd.	1,986	49,690
NWS Holdings, Ltd.	26,000	54,023

		381,609

British Virgin Islands - 0.0%
Capri Holdings, Ltd.†	631	27,814

Canada - 1.2%
Agnico Eagle Mines, Ltd.	131	5,425
Alimentation Couche-Tard, Inc., Class B	3,253	191,800
ARC Resources, Ltd.	1,544	9,808
Atco, Ltd., Class I	403	13,822
Bank of Montreal	854	67,456
Bank of Nova Scotia	3,250	178,984
Bausch Health Cos, Inc.†	1,963	45,335
BCE, Inc.	38,333	1,715,071
Brookfield Asset Management, Inc., Class A	2,834	136,634
CAE, Inc.	1,218	28,329
Canadian Apartment Properties REIT	352	12,593
Canadian Imperial Bank of Commerce	340	28,630
Canadian Natural Resources, Ltd.	3,072	92,226
Canadian Pacific Railway, Ltd.	891	199,635
Canadian Utilities, Ltd., Class A	1,784	49,178
Capital Power Corp.	1,002	22,587
CGI, Inc.†	1,009	72,627
CI Financial Corp.	1,228	17,663
Cineplex, Inc.	837	16,007
Constellation Software, Inc.	108	95,293
Cronos Group, Inc.†	410	7,024
Dollarama, Inc.	548	16,460
Emera, Inc.	13,730	515,605
Empire Co., Ltd., Class A	857	19,063
Enbridge, Inc.	24,704	912,593
Encana Corp.	1,060	7,343
Finning International, Inc.	1,890	33,929
First Quantum Minerals, Ltd.	5,164	54,542

FirstService, Corp.	592	51,516
Fortis, Inc.	11,673	431,475
Franco-Nevada Corp.	1,788	128,111
George Weston, Ltd.	540	40,320
Gibson Energy, Inc.	4,439	73,194
H&R Real Estate Investment Trust	15,667	267,685
Husky Energy, Inc.	1,443	15,661
Hydro One, Ltd.*	2,862	46,315
iA Financial Corp., Inc.	593	23,610
Intact Financial Corp.	174	14,236
Kinross Gold Corp.†	5,722	18,195
Kirkland Lake Gold, Ltd.	389	12,576
Loblaw Cos., Ltd.	755	36,986
Magna International, Inc.	1,405	78,205
Manulife Financial Corp.	2,471	45,502
Methanex Corp.	275	15,075
Metro, Inc., Class A	1,534	55,534
Northland Power, Inc.	10,812	192,238
Pembina Pipeline Corp.	1,279	45,730
Power Corp. of Canada	505	11,587
Power Financial Corp.	28,381	676,424
PrairieSky Royalty, Ltd.	667	9,614
Quebecor, Inc., Class B	16,736	417,369
Restaurant Brands International, Inc.	644	42,033
RioCan Real Estate Investment Trust	719	13,825
Rogers Communications, Inc., Class B	16,544	832,942
Royal Bank of Canada	2,540	202,430
Seven Generations Energy, Ltd., Class A†	1,173	9,193
Shopify, Inc., Class A†	158	38,418
SmartCentres Real Estate Investment Trust	325	8,219
SNC-Lavalin Group, Inc.	996	24,831
Sun Life Financial, Inc.	5,634	234,074
Suncor Energy, Inc.	1,660	54,743
Teck Resources, Ltd., Class B	2,209	52,236
TFI International, Inc.	3,750	123,162
Toromont Industries, Ltd.	561	29,174
Toronto-Dominion Bank	3,000	171,128
Tourmaline Oil Corp.	1,125	16,820
TransCanada Corp.	1,616	77,127
Turquoise Hill Resources, Ltd.†	15,925	23,774
Vermilion Energy, Inc.	1,494	38,150
Waste Connections, Inc.	973	90,265
West Fraser Timber Co., Ltd.	263	13,540
Wheaton Precious Metals Corp.	3,872	83,758
WSP Global, Inc.	1,197	64,635

		9,517,297

Cayman Islands - 0.1%
ASM Pacific Technology, Ltd.	1,400	16,213
BeiGene, Ltd. ADR†	347	43,108
CK Hutchison Holdings, Ltd.	16,776	176,212
Herbalife Nutrition, Ltd.†	2,732	144,386
Sands China, Ltd.	2,400	13,186
WH Group, Ltd.*	34,988	41,478

		434,583

Curacao - 0.0%
Schlumberger, Ltd.	711	30,345

Denmark - 0.3%
Carlsberg A/S, Class B	10,240	1,322,710
Chr. Hansen Holding A/S	140	14,281
Demant Holding A/S†	425	13,409
DSV A/S	961	88,790
Genmab A/S†	353	58,601
H. Lundbeck A/S	4,071	171,248
ISS A/S	745	23,168
Novo Nordisk A/S, Class B	14,782	722,855
Royal Unibrew A/S	1,746	125,121

		2,540,183

Finland - 0.3%
Elisa Oyj	575	24,397
Kone Oyj, Class B	23,103	1,266,077
Neste Oyj	360	11,887
Nordea Bank Abp	948	7,462
Orion Oyj, Class B	474	15,752
Sampo Oyj, Class A	1,239	56,643
Valmet Oyj	20,047	550,876

		1,933,094

France - 1.6%
Aeroports de Paris	572	116,506
Air Liquide SA	1,671	222,186
Arkema SA	2,062	211,523
Atos SE	405	41,691
AXA SA	4,315	114,919
BioMerieux	374	29,678
BNP Paribas SA	1,677	89,250
Bouygues SA	128	4,815
Bureau Veritas SA	7,290	184,625
Carrefour SA	172	3,351
Casino Guichard Perrachon SA	29	1,187
Christian Dior SE	35	17,328
Cie Generale des Etablissements Michelin SCA	737	95,185
CNP Assurances	3,354	79,149
Covivio	224	24,245
Credit Agricole SA	2,034	27,901
Danone SA	2,164	174,949
Dassault Aviation SA	143	216,365
Dassault Systemes SE	1,166	184,463
Edenred	17,333	816,704
Eiffage SA	1,077	112,461
Engie SA	19,021	281,715
Eutelsat Communications SA	726	13,102
Faurecia SA	323	16,404
Gaztransport Et Technigaz SA	86	7,779
Getlink SE	7,357	118,411
Hermes International	727	511,421
ICADE	261	22,307
Ingenico Group SA	743	62,635
Ipsen SA	442	51,607
Kering SA	2,349	1,388,455
L’Oreal SA	8,163	2,244,044
LVMH Moet Hennessy Louis Vuitton SE	2,294	898,089

Orange SA	3,484	54,570
Pernod Ricard SA	3,083	537,184
Peugeot SA	1,088	28,506
Rubis SCA	244	13,355
Sanofi	14,715	1,278,922
Sartorius Stedim Biotech	108	14,657
Schneider Electric SE	5,135	434,606
SCOR SE	748	30,504
Societe BIC SA	125	10,774
Societe Generale SA	625	19,782
Sodexo SA	328	37,616
Suez	5,909	83,010
Teleperformance	1,005	193,091
Thales SA	222	26,506
TOTAL SA	18,310	1,017,481
Ubisoft Entertainment SA†	1,176	112,168
Vinci SA	809	81,682
Vivendi SA	340	9,865
Wendel SA	401	55,501

		12,424,230

Germany - 0.9%
adidas AG	3,125	802,996
Allianz SE	3,832	923,205
BASF SE	146	11,870
Bayer AG	1,207	80,333
Bayerische Motoren Werke AG	266	22,644
Bayerische Motoren Werke AG (Preference Shares)	469	34,613
Beiersdorf AG	440	48,087
Commerzbank AG†	1,683	15,124
Covestro AG*	1,133	61,950
CTS Eventim AG & Co. KGaA	95	4,863
Daimler AG	1,434	93,833
Deutsche Bank AG	3,564	29,457
Deutsche Boerse AG	889	118,556
Deutsche Lufthansa AG	1,111	26,816
Deutsche Telekom AG	304	5,085
E.ON SE	4,016	43,098
Fresenius Medical Care AG & Co. KGaA	66	5,549
Fresenius SE & Co. KGaA	439	24,905
Fuchs Petrolub SE (Preference Shares)	2,602	113,176
Hannover Rueck SE	855	128,885
Henkel AG & Co. KGaA	405	38,588
Henkel AG & Co. KGaA (Preference Shares)	306	30,971
HOCHTIEF AG	1,266	188,853
HUGO BOSS AG	278	19,382
Infineon Technologies AG	4,017	94,727
Innogy SE*	924	42,895
Merck KGaA	380	40,439
METRO AG	1,259	21,323
MTU Aero Engines AG	1,349	317,284
Muenchener Rueckversicherungs-Gesellschaft AG	6,154	1,539,220
OSRAM Licht AG	372	12,721
Porsche Automobil Holding SE (Preference Shares)	1,246	86,422
Puma SE	4	2,474
RWE AG	824	21,044
SAP SE	4,398	565,200
Sartorius AG (Preference Shares)	551	100,858
Siemens AG	9,037	1,081,906
Siemens Healthineers AG*	628	26,780
Software AG	1,314	50,050
TAG Immobilien AG	853	19,173
Telefonica Deutschland Holding AG	56,148	182,377
Uniper SE	1,284	38,898
Wirecard AG	187	28,042
Zalando SE†*	178	8,373

		7,153,045

Hong Kong - 0.1%
AIA Group, Ltd.	25,219	257,019
Bank of East Asia, Ltd.	1,345	4,243
BOC Hong Kong Holdings, Ltd.	9,977	44,640
Galaxy Entertainment Group, Ltd.	3,000	22,429
Hang Lung Group, Ltd.	5,000	14,883
Hang Lung Properties, Ltd.	9,000	21,155
Hang Seng Bank, Ltd.	2,687	70,559
Hong Kong & China Gas Co., Ltd.	3,379	8,063
Hong Kong Exchanges & Clearing, Ltd.	2,604	90,288
Hysan Development Co., Ltd.	3,000	16,788
Link REIT	9,500	110,806
Sino Land Co., Ltd.	16,000	28,146
SJM Holdings, Ltd.	17,000	20,522
Swire Pacific, Ltd., Class A	5,819	73,657
Swire Properties, Ltd.	4,800	19,488
Wharf Holdings, Ltd.	6,000	17,247
Wheelock & Co., Ltd.	7,555	53,787

		873,720

Ireland - 0.7%
Accenture PLC, Class A	1,051	191,986
AIB Group PLC	58,690	272,391
Alkermes PLC†	1,003	30,411
Allegion PLC	12,027	1,193,439
Allergan PLC	1,007	148,029
Bank of Ireland Group PLC	50,336	321,240
CRH PLC	4,877	163,718
DCC PLC	89	7,948
Eaton Corp. PLC	1,808	149,739
Jazz Pharmaceuticals PLC†	358	46,458
Kerry Group PLC, Class A	1,076	120,443
Linde PLC	836	150,697
Medtronic PLC	27,853	2,473,625
Perrigo Co. PLC	302	14,472
Seagate Technology PLC	2,010	97,123
Willis Towers Watson PLC	416	76,685

		5,458,404

Israel - 0.1%
Bank Leumi Le-Israel B.M.	4,234	28,961
Check Point Software Technologies, Ltd.†	5,246	633,507
Israel Chemicals, Ltd.	2,750	14,560
Teva Pharmaceutical Industries, Ltd. ADR†	442	6,727

		683,755

Italy - 0.4%
Assicurazioni Generali SpA	7,280	141,259
Davide Campari-Milano SpA	2,201	22,181
Enel SpA	170,037	1,075,434
Eni SpA	1,083	18,485
Hera SpA	2,913	10,370
Interpump Group SpA	5,084	190,910
Intesa Sanpaolo SpA	47,488	124,475
Mediobanca Banca di Credito Finanziario SpA	860	9,115
Moncler SpA	15,165	622,022
Poste Italiane SpA*	4,172	44,500
Recordati SpA	651	26,278
Saras SpA	11,581	20,679
Snam SpA	1,596	8,122
Terna Rete Elettrica Nazionale SpA	102,132	611,475
UniCredit SpA	4,511	62,384

		2,987,689

Japan - 2.7%
Advantest Corp.	17,300	490,916
AGC, Inc.	5,200	177,213
Air Water, Inc.	3,563	54,328
Alfresa Holdings Corp.	2,275	63,416
Anritsu Corp.	900	15,563
Aoyama Trading Co., Ltd.	900	19,745
Asahi Group Holdings, Ltd.	4,800	207,421
Asahi Kasei Corp.	8,564	87,423
Astellas Pharma, Inc.	45,500	618,328
Bank of Kyoto, Ltd.	200	8,585
Benesse Holdings, Inc.	1,200	32,921
Brother Industries, Ltd.	6,347	125,094
Canon, Inc.	11,890	330,704
Chubu Electric Power Co., Inc.	8,000	116,290
Chugai Pharmaceutical Co., Ltd.	1,045	65,889
Chugoku Electric Power Co., Inc.	93	1,106
Citizen Watch Co., Ltd.	8,700	48,559
Coca-Cola Bottlers Japan Holdings, Inc.	670	16,511
CyberAgent, Inc.	500	19,995
Dai Nippon Printing Co., Ltd.	700	16,604
Dai-ichi Life Holdings, Inc.	41,900	603,152
Daicel Corp.	8,144	91,095
Daiichi Sankyo Co., Ltd.	1,420	69,544
Daito Trust Construction Co., Ltd.	828	110,669
Daiwa House Industry Co., Ltd.	96	2,692
Daiwa Securities Group, Inc.	600	2,788
Dentsu, Inc.	1,800	72,997
East Japan Railway Co.	347	32,666
Eisai Co., Ltd.	3,600	209,864
Electric Power Development Co., Ltd.	4,300	99,868
FANUC Corp.	100	18,743
Fuji Electric Co., Ltd.	800	28,029
FUJIFILM Holdings Corp.	6,585	307,296
Fujitsu, Ltd.	1,492	109,304
Hakuhodo DY Holdings, Inc.	2,014	34,021
Hisamitsu Pharmaceutical Co., Inc.	894	37,633
Hitachi Chemical Co., Ltd.	700	18,623
Hitachi, Ltd.	5,500	183,182
Honda Motor Co., Ltd.	6,735	187,649
Hoya Corp.	1,184	83,418
Hulic Co., Ltd.	6,110	52,412
Idemitsu Kosan Co., Ltd.	964	31,126
Inpex Corp.	12,900	126,194
ITOCHU Corp.	13,391	241,274
Japan Airlines Co., Ltd.	600	20,113
Japan Exchange Group, Inc.	2,917	47,532
Japan Post Bank Co., Ltd.	11,270	123,475
Japan Post Holdings Co., Ltd.	16,766	187,449
Japan Post Insurance Co., Ltd.	1,700	34,340
Japan Tobacco, Inc.	20,900	484,484
JSR Corp.	900	13,693
JTEKT Corp.	900	11,611
JXTG Holdings, Inc.	109,600	530,514
Kajima Corp.	10,398	154,166
Kamigumi Co., Ltd.	500	11,942
Kaneka Corp.	963	37,137
Kansai Electric Power Co., Inc.	6,600	79,858
Kansai Paint Co., Ltd.	6,110	116,403
Kao Corp.	995	76,711
KDDI Corp.	9,816	224,384
Keyence Corp.	100	62,322
Kirin Holdings Co., Ltd.	30,000	676,338
Kobayashi Pharmaceutical Co., Ltd.	500	39,940
Kobe Steel, Ltd.	1,400	10,720
Konami Holdings Corp.	2,600	118,498
Konica Minolta, Inc.	2,100	21,005
Kose Corp.	92	17,147
Kuraray Co., Ltd.	1,500	20,098
Kurita Water Industries, Ltd.	500	13,015
Kyowa Hakko Kirin Co., Ltd.	3,300	64,058
Kyushu Electric Power Co., Inc.	57	550
Lintec Corp.	700	15,127
LIXIL Group Corp.	1,597	20,656
Marubeni Corp.	8,500	60,920
Maruichi Steel Tube, Ltd.	300	8,293
Medipal Holdings Corp.	2,195	49,025
MEIJI Holdings Co., Ltd.	156	12,274
Mitsubishi Chemical Holdings Corp.	16,700	118,716
Mitsubishi Corp.	600	16,514
Mitsubishi Electric Corp.	1,600	22,850
Mitsubishi Estate Co., Ltd.	83	1,394
Mitsubishi Gas Chemical Co., Inc.	10,027	150,118
Mitsubishi Materials Corp.	1,300	33,557
Mitsubishi Tanabe Pharma Corp.	2,200	27,687
Mitsubishi UFJ Financial Group, Inc.	326,000	1,633,523
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,500	7,627
Mitsui & Co., Ltd.	2,600	42,022
Mitsui Chemicals, Inc.	1,024	25,113
Mitsui Fudosan Co., Ltd.	10	231
Mizuho Financial Group, Inc.	56,441	88,244

MS&AD Insurance Group Holdings, Inc.	12,800	396,054
Murata Manufacturing Co., Ltd.	1,300	69,992
NGK Spark Plug Co., Ltd.	600	11,556
NH Foods, Ltd.	400	16,161
Nintendo Co., Ltd.	181	62,068
Nippon Electric Glass Co., Ltd.	900	24,533
Nippon Paint Holdings Co., Ltd.	1,300	49,026
Nippon Telegraph & Telephone Corp.	35,300	1,465,655
Nissan Motor Co., Ltd.	3,750	29,995
Nisshin Seifun Group, Inc.	900	20,815
Nisshinbo Holdings, Inc.	3,700	33,020
Nitto Denko Corp.	5,386	288,526
Nomura Holdings, Inc.	12,114	46,182
Nomura Real Estate Holdings, Inc.	1,500	31,827
Nomura Research Institute, Ltd.	1,456	71,229
NTN Corp.	19,700	64,916
NTT Data Corp.	7,313	84,684
NTT DOCOMO, Inc.	20,100	436,195
Obayashi Corp.	13,998	137,283
OBIC Co., Ltd.	586	68,000
Oji Holdings Corp.	1,100	6,607
Olympus Corp.	3,500	39,294
Omron Corp.	900	48,357
Ono Pharmaceutical Co., Ltd.	5,100	95,633
Oracle Corp. Japan	1,131	77,312
Oriental Land Co., Ltd.	400	44,287
ORIX Corp.	28,300	398,178
Osaka Gas Co., Ltd.	1,110	20,431
Otsuka Corp.	4,500	175,877
Otsuka Holdings Co., Ltd.	5,800	207,691
Persol Holdings Co., Ltd.	2,400	44,629
Pola Orbis Holdings, Inc.	3,900	122,931
Recruit Holdings Co., Ltd.	1,798	54,034
Renesas Electronics Corp.†	4,900	25,891
Resona Holdings, Inc.	1,200	5,080
Ricoh Co., Ltd.	3,787	38,060
Rohm Co., Ltd.	2,119	155,142
Santen Pharmaceutical Co., Ltd.	300	4,580
SBI Holdings, Inc.	481	10,202
Secom Co., Ltd.	1,081	90,913
Sekisui Chemical Co., Ltd.	1,600	25,684
Seven Bank, Ltd.	3,500	9,525
Shimadzu Corp.	700	18,605
Shimamura Co., Ltd.	100	7,471
Shin-Etsu Chemical Co., Ltd.	8,308	781,905
Shionogi & Co., Ltd.	1,140	66,529
Shiseido Co., Ltd.	1,164	91,574
Showa Denko KK	378	12,867
Softbank Corp.	3,900	45,862
SoftBank Group Corp.	1,128	117,756
Sohgo Security Services Co., Ltd.	881	39,079
Sompo Holdings, Inc.	9,000	335,178
Sony Corp.	232	11,752
Sony Financial Holdings, Inc.	2,445	49,928
Stanley Electric Co., Ltd.	600	16,276
Subaru Corp.	400	9,732
SUMCO Corp.	700	9,119
Sumitomo Chemical Co., Ltd.	16,746	83,375
Sumitomo Corp.	20,800	295,761
Sumitomo Dainippon Pharma Co., Ltd.	1,478	32,630
Sumitomo Heavy Industries, Ltd.	500	17,706
Sumitomo Metal Mining Co., Ltd.	1,600	50,483
Sumitomo Mitsui Financial Group, Inc.	3,060	110,911
Sumitomo Mitsui Trust Holdings, Inc.	1,025	35,675
Sumitomo Realty & Development Co., Ltd.	12	443
Sumitomo Rubber Industries, Ltd.	800	9,782
Suzuken Co., Ltd.	1,239	71,397
Sysmex Corp.	400	22,901
T&D Holdings, Inc.	11,900	127,270
Taiheiyo Cement Corp.	822	26,466
Taisei Corp.	200	8,780
Taisho Pharmaceutical Holdings Co., Ltd.	520	48,208
Takeda Pharmaceutical Co., Ltd.	3,740	138,656
TDK Corp.	500	43,793
Teijin, Ltd.	7,913	135,888
Terumo Corp.	1,818	54,855
Toho Co., Ltd.	322	13,486
Toho Gas Co., Ltd.	689	28,394
Tohoku Electric Power Co., Inc.	8,800	100,666
Tokio Marine Holdings, Inc.	6,700	337,989
Tokyo Electric Power Co. Holdings, Inc.†	42	237
Tokyo Electron, Ltd.	880	140,316
Tokyo Gas Co., Ltd.	3,107	78,986
Tokyu Fudosan Holdings Corp.	16,735	93,767
Toppan Printing Co., Ltd.	2,200	35,705
Toray Industries, Inc.	2,600	17,627
Toshiba Corp.	100	3,337
Tosoh Corp.	1,700	27,378
TOTO, Ltd.	514	21,724
Toyo Seikan Group Holdings, Ltd.	2,200	43,646
Toyo Suisan Kaisha, Ltd.	500	19,041
Toyoda Gosei Co., Ltd.	200	4,129
Toyota Motor Corp.	12,300	764,505
Trend Micro, Inc.	2,400	120,253
Ulvac Inc	600	20,204
Yahoo Japan Corp.	1,900	5,077
Yamaguchi Financial Group, Inc.	1,200	8,802
Yamazaki Baking Co., Ltd.	1,050	15,626
Yaskawa Electric Corp.	700	25,568
Yokogawa Electric Corp.	1,300	26,936
Yokohama Rubber Co., Ltd.	600	11,227
ZOZO, Inc.	400	7,088

		20,810,626

Jersey - 0.0%
Aptiv PLC	82	7,028
Experian PLC	5,769	167,382
Glencore PLC	6,065	24,070
WPP PLC	5,307	66,186

		264,666

Luxembourg - 0.0%
RTL Group SA	131	7,361
SES SA FDR	2,122	36,105

		43,466

Netherlands - 0.9%
ABN AMRO Group NV CVA*	1,967	46,264
Adyen NV†*	1,129	918,818
Aegon NV	15,814	82,583
AerCap Holdings NV†	631	31,323
Airbus SE	949	129,729
ASML Holding NV	1,949	405,590
BE Semiconductor Industries NV	19,374	556,720
Ferrari NV	5,565	753,686
Fiat Chrysler Automobiles NV	4,417	68,040
Heineken Holding NV	2,863	290,769
Heineken NV	254	27,417
ING Groep NV	10,241	130,439
Koninklijke Ahold Delhaize NV	60,768	1,462,658
Koninklijke KPN NV	7,052	21,640
Koninklijke Philips NV	5,170	220,147
Koninklijke Vopak NV	554	24,699
LyondellBasell Industries NV, Class A	1,383	122,022
Mylan NV†	1,848	49,878
NN Group NV	2,616	113,902
NXP Semiconductors NV	1,933	204,163
QIAGEN NV†	1,051	40,586
STMicroelectronics NV	4,294	78,865
Unilever NV CVA	4,366	264,237
Wolters Kluwer NV	16,885	1,177,579

		7,221,754

New Zealand - 0.0%
a2 Milk Co., Ltd.†(NZX)	954	10,685
a2 Milk Co., Ltd.†(ASX)	7,827	88,062
Contact Energy, Ltd.	3,561	15,959
Fisher & Paykel Healthcare Corp., Ltd.	1,650	17,423
Fletcher Building, Ltd.	5,887	20,289
Spark New Zealand, Ltd.	4,496	11,021

		163,439

Norway - 0.2%
DNB ASA	12,341	236,951
Equinor ASA	10,065	224,517
Gjensidige Forsikring ASA	3,492	67,817
Orkla ASA	4,654	36,488
Salmar ASA	2,042	92,781
Storebrand ASA	1,588	13,400
Telenor ASA	31,541	633,200
TGS NOPEC Geophysical Co. ASA	1,342	35,061
Yara International ASA	719	32,427

		1,372,642

Panama - 0.1%
Carnival Corp.	13,269	727,937

Papua New Guinea - 0.0%
Oil Search, Ltd.	16,624	91,175

Portugal - 0.0%
EDP - Energias de Portugal SA	12,938	49,033
Galp Energia SGPS SA	16,353	274,573

		323,606

Singapore - 0.1%
CapitaLand, Ltd.	30	78
ComfortDelGro Corp., Ltd.	9,700	19,185
DBS Group Holdings, Ltd.	2,582	53,630
Flex, Ltd.†	2,284	25,215
Keppel Corp., Ltd.	23,806	118,496
Oversea-Chinese Banking Corp., Ltd.	4,537	40,363
Singapore Airlines, Ltd.	2,500	17,793
Singapore Exchange, Ltd.	1,120	6,077
Singapore Technologies Engineering, Ltd.	36,400	105,981
Singapore Telecommunications, Ltd.	39,400	91,830
Suntec Real Estate Investment Trust	10,816	14,712
United Overseas Bank, Ltd.	1,954	39,982
UOL Group, Ltd.	2,000	11,146
Venture Corp., Ltd.	1,300	16,220
Yangzijiang Shipbuilding Holdings, Ltd.	26,200	30,243

		590,951

Spain - 0.4%
Acciona SA	3,746	434,017
Aena SME SA*	3,087	572,505
Banco Bilbao Vizcaya Argentaria SA	24,740	150,341
Banco Santander SA	43,964	222,462
Bankia SA	11,294	31,225
Bankinter SA	10,748	85,807
CaixaBank SA	22,671	72,190
Endesa SA	13,025	324,462
Grifols SA	2,039	56,579
Iberdrola SA	50,939	462,665
Mapfre SA	18,804	56,417
Naturgy Energy Group SA	1,003	28,484
Red Electrica Corp. SA	4,596	95,288
Repsol SA	5,916	100,393
Telefonica SA	88,444	737,246

		3,430,081

Sweden - 0.2%
Boliden AB	1,153	34,236
Epiroc AB, Class A†	2,550	26,367
Essity AB, Class B	1,371	40,680
Fabege AB	645	8,955
Fastighets AB Balder, Class B†	392	12,391
ICA Gruppen AB	2,081	75,267
Investor AB, Class B	691	32,938
L E Lundbergforetagen AB, Class B	249	8,510
Lundin Petroleum AB	6,776	221,749
Swedish Match AB	1,286	62,640
Volvo AB, Class B	43,494	696,113

		1,219,846

Switzerland - 1.4%
Alcon, Inc.†	1,586	91,336
Baloise Holding AG	401	68,712
Barry Callebaut AG	26	47,614

Chocoladefabriken Lindt & Spruengli AG	1	75,862
Coca-Cola HBC AG	790	28,237
Credit Suisse Group AG	3,726	49,731
Flughafen Zurich AG	381	62,743
Garmin, Ltd.	457	39,183
Givaudan SA	5	12,949
Kuehne & Nagel International AG	222	32,256
LafargeHolcim, Ltd.	487	25,035
Logitech International SA	26,587	1,039,527
Nestle SA	32,541	3,131,307
Novartis AG	19,509	1,593,154
OC Oerlikon Corp. AG	18,045	235,535
Pargesa Holding SA	166	13,066
Partners Group Holding AG	144	108,479
PSP Swiss Property AG	278	28,374
Roche Holding AG	10,977	2,893,589
Sika AG	3,937	602,750
Sonova Holding AG	44	8,874
Straumann Holding AG	11	8,880
Sunrise Communications Group AG*	232	15,403
Swiss Life Holding AG	281	132,123
Swiss Re AG	1,012	97,391
TE Connectivity, Ltd.	1,469	140,510
Temenos AG	271	45,054
UBS Group AG	6,144	82,396
Zurich Insurance Group AG	433	138,065

		10,848,135

United Kingdom - 1.9%
3i Group PLC	4,228	59,020
Admiral Group PLC	8,658	248,832
Anglo American PLC	29,346	758,226
Aon PLC	1,060	190,948
AstraZeneca PLC	1,543	115,211
Atlassian Corp. PLC, Class A†	6,794	748,359
Auto Trader Group PLC*	23,262	171,507
Aviva PLC	104,837	587,159
Babcock International Group PLC	8,641	59,156
BAE Systems PLC	20,740	133,602
Barclays PLC	17,754	38,033
Barratt Developments PLC	4,487	35,212
Berkeley Group Holdings PLC	737	36,097
BHP Group PLC	11,004	259,635
BP PLC	135,506	987,752
British American Tobacco PLC	17,965	700,448
British Land Co. PLC	3,962	30,689
Burberry Group PLC	1,777	46,738
Carnival PLC	731	38,463
Centrica PLC	4,445	6,159
Compass Group PLC	6,104	138,736
ConvaTec Group PLC*	7,365	13,306
Diageo PLC	23,232	979,574
Dialog Semiconductor PLC†	10,672	412,955
Direct Line Insurance Group PLC	62,159	266,996
easyJet PLC	369	5,598
GlaxoSmithKline PLC	53,980	1,107,515
Hargreaves Lansdown PLC	890	26,194
HSBC Holdings PLC	43,878	381,694
Imperial Brands PLC	1,389	44,122
Intertek Group PLC	208	14,511
Investec PLC	2,965	18,752
J Sainsbury PLC	16,765	48,642
Johnson Matthey PLC	443	19,277
Kingfisher PLC	8,960	30,857
Legal & General Group PLC	191,429	694,453
Liberty Global PLC, Class A†	279	7,536
Liberty Global PLC, Class C†	2,283	59,700
Lloyds Banking Group PLC	33,560	27,382
London Stock Exchange Group PLC	467	30,534
Meggitt PLC	3,493	24,797
Mondi PLC	1,599	35,040
National Grid PLC	10,047	109,540
Next PLC	136	10,226
Nielsen Holdings PLC	54	1,379
NMC Health PLC	702	25,833
Pearson PLC	3,289	35,606
Persimmon PLC	1,879	54,787
Prudential PLC	5,773	130,611
Reckitt Benckiser Group PLC	503	40,647
RELX PLC	9,477	217,377
Royal Bank of Scotland Group PLC	17,292	54,027
Royal Dutch Shell PLC, Class A	46,516	1,486,094
Royal Dutch Shell PLC, Class B	41,082	1,320,256
Royal Mail PLC	15,725	51,838
Segro PLC	4,162	36,818
Severn Trent PLC	2,182	57,931
Smith & Nephew PLC	6,211	119,908
SSE PLC	4,184	62,443
St James’s Place PLC	385	5,630
Standard Chartered PLC	7,886	71,983
Taylor Wimpey PLC	19,444	45,994
TechnipFMC PLC	1,942	47,754
Tesco PLC	7,298	23,772
Unilever PLC	10,976	666,614
United Utilities Group PLC	3,241	35,027
Vodafone Group PLC	62,452	115,641
Whitbread PLC	1,304	75,839
WM Morrison Supermarkets PLC	27,329	76,940

		14,619,932

United States - 21.5%
Abbott Laboratories	3,518	279,892
AbbVie, Inc.	10,682	848,044
Acuity Brands, Inc.	311	45,509
Adobe, Inc.†	1,001	289,539
ADT, Inc.	8,600	56,674
Advance Auto Parts, Inc.	1,267	210,727
Aflac, Inc.	6,726	338,856
Agilent Technologies, Inc.	307	24,100
AGNC Investment Corp.	2,267	40,330
Akamai Technologies, Inc.†	667	53,400
Alexion Pharmaceuticals, Inc.†	1,466	199,567
Align Technology, Inc.†	444	144,158
Alleghany Corp.†	64	42,040
ALLETE, Inc.	151	12,299
Alliant Energy Corp.	980	46,285
Allstate Corp.	7,102	703,524

Ally Financial, Inc.	1,711	50,834
Alnylam Pharmaceuticals, Inc.†	568	50,745
Alphabet, Inc., Class A†	1,605	1,924,331
Alphabet, Inc., Class C†	1,623	1,928,903
Altice USA, Inc., Class A	953	22,453
Altria Group, Inc.	1,416	76,931
Amazon.com, Inc.†	2,798	5,390,403
AMC Networks, Inc., Class A†	4,112	240,182
AMERCO	33	12,315
Ameren Corp.	1,032	75,099
American Airlines Group, Inc.	3,643	124,518
American Electric Power Co., Inc.	1,474	126,101
American Express Co.	13,736	1,610,271
American Water Works Co., Inc.	589	63,724
Ameriprise Financial, Inc.	298	43,737
AmerisourceBergen Corp.	8,812	658,785
Amgen, Inc.	4,518	810,168
Anadarko Petroleum Corp.	1,073	78,168
ANSYS, Inc.†	336	65,789
Anthem, Inc.	1,958	515,013
Apache Corp.	2,858	94,057
Apartment Investment & Management Co., Class A	354	17,473
Apple Hospitality REIT, Inc.	29,502	485,308
Apple, Inc.	23,744	4,764,708
Applied Materials, Inc.	4,179	184,169
Aramark	839	26,076
Archer-Daniels-Midland Co.	2,356	105,078
Arista Networks, Inc.†	108	33,727
Arrow Electronics, Inc.†	370	31,269
Arthur J. Gallagher & Co.	486	40,639
Assurant, Inc.	236	22,420
AT&T, Inc.	3,401	105,295
Atmos Energy Corp.	472	48,304
Autoliv, Inc.	367	28,806
Automatic Data Processing, Inc.	3,181	522,925
AutoZone, Inc.†	248	255,021
Avery Dennison Corp.	1,185	131,120
Avista Corp.	14,209	612,976
AXA Equitable Holdings, Inc.	928	21,056
Baker Hughes a GE Co., LLC	1,638	39,345
Ball Corp.	7,730	463,336
Bank of America Corp.	31,774	971,649
Bank of Hawaii Corp.	289	23,808
Bank of New York Mellon Corp.	2,046	101,604
Baxter International, Inc.	774	59,056
BB&T Corp.	37,910	1,940,992
Becton Dickinson and Co.	114	27,444
Berkshire Hathaway, Inc., Class B†	4,045	876,592
Best Buy Co., Inc.	4,057	301,881
Bio-Rad Laboratories, Inc., Class A†	42	12,639
Biogen, Inc.†	2,253	516,478
BioMarin Pharmaceutical, Inc.†	981	83,905
Black Hills Corp.	184	13,388
Black Knight, Inc.†	1,050	59,241
Boeing Co.	328	123,882
Booking Holdings, Inc.†	32	59,360
BorgWarner, Inc.	868	36,256
Boston Properties, Inc.	2,364	325,334
Boston Scientific Corp.†	789	29,288
Boyd Gaming Corp.	821	23,628
Bristol-Myers Squibb Co.	12,218	567,282
Brixmor Property Group, Inc.	23,241	415,549
Broadcom, Inc.	5,427	1,727,957
Broadridge Financial Solutions, Inc.	465	54,930
Bruker Corp.	299	11,541
C.H. Robinson Worldwide, Inc.	1,148	92,988
Cabot Microelectronics Corp.	256	32,320
Cabot Oil & Gas Corp.	1,135	29,385
Cadence Design Systems, Inc.†	1,161	80,550
Camden Property Trust	357	35,932
Capital One Financial Corp.	17,006	1,578,667
Cardinal Health, Inc.	8,648	421,244
Cargurus, Inc.†	655	26,685
CarMax, Inc.†	1,981	154,241
CBS Corp., Class B	214	10,972
CDW Corp.	4,525	477,840
Celanese Corp.	555	59,879
Celgene Corp.†	5,019	475,099
Centene Corp.†	425	21,913
CenterPoint Energy, Inc.	3,975	123,225
Cerner Corp.†	12,175	809,029
Charles Schwab Corp.	28,688	1,313,337
Charter Communications, Inc., Class A†	369	136,969
Cheniere Energy, Inc.†	1,223	78,700
Chevron Corp.	25,978	3,118,919
Church & Dwight Co., Inc.	2,363	177,107
Ciena Corp.†	787	30,189
Cigna Corp.	1,624	257,956
Cimarex Energy Co.	514	35,291
Cincinnati Financial Corp.	1,992	191,591
Cinemark Holdings, Inc.	5,222	219,585
Cintas Corp.	151	32,788
Cisco Systems, Inc.	1,605	89,800
CIT Group, Inc.	442	23,545
Citigroup, Inc.	5,555	392,738
Citizens Financial Group, Inc.	45,536	1,648,403
Clorox Co.	927	148,070
CME Group, Inc.	861	154,033
CMS Energy Corp.	260	14,443
CNO Financial Group, Inc.	596	9,864
Colfax Corp.†	690	20,817
Colgate-Palmolive Co.	3,923	285,555
Comcast Corp., Class A	52,263	2,275,008
Comerica, Inc.	697	54,777
Concho Resources, Inc.	168	19,384
ConocoPhillips	6,010	379,351
Consolidated Edison, Inc.	1,480	127,517
Continental Resources, Inc.†	638	29,342
Cooper Cos., Inc.	201	58,274
Copart, Inc.†	21	1,414
Cornerstone OnDemand, Inc.†	2,698	147,446
CoStar Group, Inc.†	105	52,106
Coty, Inc., Class A	11,495	124,376
Crane Co.	5,288	449,744
Crown Holdings, Inc.†	4,951	287,802

CSX Corp.	175	13,935
Cummins, Inc.	653	108,587
D.R. Horton, Inc.	4,533	200,857
Danaher Corp.	834	110,455
Darden Restaurants, Inc.	900	105,840
Dell Technologies, Inc., Class C†	17,024	1,147,588
Delta Air Lines, Inc.	3,238	188,743
Devon Energy Corp.	1,194	38,375
DexCom, Inc.†	657	79,543
Discover Financial Services	22,671	1,847,460
Discovery, Inc., Class C†	834	23,986
Dollar General Corp.	1,115	140,590
Dover Corp.	612	60,000
Dow, Inc.†	8,172	463,598
Dropbox, Inc., Class A†	7,470	182,119
DTE Energy Co.	211	26,525
Duke Energy Corp.	1,668	151,988
E*TRADE Financial Corp.	153	7,751
East West Bancorp, Inc.	575	29,601
Eastman Chemical Co.	569	44,883
Eaton Vance Corp.	442	18,374
Edison International	1,570	100,119
Edwards Lifesciences Corp.†	196	34,510
Elanco Animal Health, Inc.†	1,171	36,886
Eli Lilly & Co.	3,044	356,270
EOG Resources, Inc.	1,204	115,644
Equifax, Inc.	29	3,653
Equity LifeStyle Properties, Inc.	2,520	294,084
Equity Residential	513	39,203
Estee Lauder Cos., Inc., Class A	2,273	390,524
Etsy, Inc.†	253	17,088
Evergy, Inc.	12,711	734,950
Exelon Corp.	6,840	348,498
Expeditors International of Washington, Inc.	2,351	186,716
Extended Stay America, Inc.	43,201	773,730
Exxon Mobil Corp.	11,532	925,789
F5 Networks, Inc.†	254	39,853
Facebook, Inc., Class A†	14,773	2,857,098
FactSet Research Systems, Inc.	20	5,517
Fastenal Co.	1,206	85,083
FedEx Corp.	1,054	199,691
Fidelity National Financial, Inc.	1,187	47,421
Fidelity National Information Services, Inc.	7,063	818,814
Fifth Third Bancorp	34,032	980,802
First American Financial Corp.	3,470	197,998
First Industrial Realty Trust, Inc.	373	13,156
FirstEnergy Corp.	1,065	44,762
Fiserv, Inc.†	1,532	133,652
Five Below, Inc.†	311	45,527
Five9, Inc.†	308	16,346
FLIR Systems, Inc.	590	31,235
Fluor Corp.	9,577	380,494
Ford Motor Co.	1,739	18,173
Fortinet, Inc.†	587	54,838
Fox Corp., Class A†	517	20,158
Fox Corp., Class B†	645	24,832
Franklin Resources, Inc.	1,256	43,445
Gap, Inc.	941	24,541
GATX Corp.	76	5,862
Generac Holdings, Inc.†	1,849	101,677
General Electric Co.	1,286	13,079
General Mills, Inc.	6,341	326,371
General Motors Co.	3,038	118,330
Gilead Sciences, Inc.	8,952	582,238
GoDaddy, Inc., Class A†	20,512	1,671,728
Goldman Sachs Group, Inc.	1,014	208,803
Goodyear Tire & Rubber Co.	648	12,448
GrubHub, Inc.†	235	15,696
H&R Block, Inc.	843	22,938
Halliburton Co.	3,818	108,164
Harley-Davidson, Inc.	462	17,200
Harris Corp.	324	54,594
Hartford Financial Services Group, Inc.	2,376	124,289
HCA Healthcare, Inc.	6,608	840,736
HEICO Corp.	256	27,016
Henry Schein, Inc.†	633	40,550
Hess Corp.	858	55,015
Hewlett Packard Enterprise Co.	6,320	99,919
HollyFrontier Corp.	705	33,650
Home Depot, Inc.	8,932	1,819,448
Host Hotels & Resorts, Inc.	43,457	836,113
HP, Inc.	20,505	409,075
Hubbell, Inc.	160	20,416
HubSpot, Inc.†	1,535	283,192
Humana, Inc.	768	196,155
Huntington Bancshares, Inc.	49,164	684,363
Huntington Ingalls Industries, Inc.	182	40,510
IAC/InterActiveCorp†	320	71,949
IBERIABANK Corp.	165	13,118
IDACORP, Inc.	783	77,533
IDEX Corp.	312	48,878
IDEXX Laboratories, Inc.†	50	11,600
Illumina, Inc.†	214	66,768
Incyte Corp.†	1,131	86,861
Ingredion, Inc.	299	28,330
Insperity, Inc.	7,552	902,917
Intel Corp.	10,421	531,888
Intercontinental Exchange, Inc.	1,364	110,961
International Flavors & Fragrances, Inc.	1	96
International Paper Co.	13,271	621,216
Interpublic Group of Cos., Inc.	61,452	1,413,396
Intuit, Inc.	3,889	976,372
Intuitive Surgical, Inc.†	84	42,893
J.M. Smucker Co.	482	59,108
Jack Henry & Associates, Inc.	300	44,718
Jacobs Engineering Group, Inc.	1,139	88,774
JB Hunt Transport Services, Inc.	351	33,162
Johnson & Johnson	31,233	4,410,100
Jones Lang LaSalle, Inc.	183	28,286
JPMorgan Chase & Co.	40,595	4,711,050
Juniper Networks, Inc.	1,437	39,905
KAR Auction Services, Inc.	1,193	67,381
Kimberly-Clark Corp.	2,842	364,856
Kimco Realty Corp.	11,177	194,368

KKR & Co, Inc. Class A	453	11,076
Kohl’s Corp.	9,691	689,030
Kroger Co.	3,386	87,291
Lam Research Corp.	326	67,622
Lamar Advertising Co., Class A	485	40,095
Landstar System, Inc.	1,419	154,614
Las Vegas Sands Corp.	1,696	113,717
Lear Corp.	277	39,611
Lennar Corp., Class A	3,232	168,161
Liberty Broadband Corp., Class C†	329	32,476
Liberty Media Corp. - Liberty Formula One, Series C†	573	22,238
Liberty Media Corp. - Liberty SiriusXM, Series C†	439	17,630
Liberty Property Trust	569	28,245
Lincoln National Corp.	1,778	118,628
Live Nation Entertainment, Inc.†	1,787	116,763
Loews Corp.	1,102	56,522
LogMeIn, Inc.	483	39,799
Lowe’s Cos., Inc.	5,497	621,931
Lululemon Athletica, Inc.†	3,350	590,772
Lyft, Inc., Class A†	2,338	139,812
Macy’s, Inc.	1,281	30,155
ManpowerGroup, Inc.	261	25,066
Marathon Oil Corp.	2,225	37,914
Marathon Petroleum Corp.	2,363	143,836
Marsh & McLennan Cos., Inc.	5,037	474,939
Masimo Corp.†	460	59,869
Mastercard, Inc., Class A	6,114	1,554,423
Match Group, Inc.	1,980	119,592
Maxim Integrated Products, Inc.	1,174	70,440
McKesson Corp.	2,054	244,939
MDU Resources Group, Inc.	1,233	32,243
Merck & Co., Inc.	21,768	1,713,359
MetLife, Inc.	17,700	816,501
Mettler-Toledo International, Inc.†	175	130,420
Micron Technology, Inc.†	4,999	210,258
Microsoft Corp.	32,624	4,260,694
Moelis & Co., Class A	1,052	43,079
Monster Beverage Corp.†	102	6,079
Moody’s Corp.	678	133,308
Morgan Stanley	5,936	286,412
Motorola Solutions, Inc.	674	97,669
MSCI, Inc.	375	84,517
Murphy USA, Inc.†	124	10,598
National Instruments Corp.	2,716	127,924
National Oilwell Varco, Inc.	1,260	32,936
National Retail Properties, Inc.	594	31,256
Nektar Therapeutics†	1,176	37,656
NetApp, Inc.	1,100	80,135
Netflix, Inc.†	1,846	684,017
New Relic, Inc.†	2,964	311,931
New York Times Co., Class A	1,418	47,007
Newmont Goldcorp Corp.†(TSX)	2,555	78,980
Newmont Goldcorp Corp.(NYSE)	5,466	169,774
NextEra Energy, Inc.	801	155,746
NIKE, Inc., Class B	20,231	1,776,889
Noble Energy, Inc.	701	18,969
Nordstrom, Inc.	474	19,443
Northern Trust Corp.	342	33,704
NRG Energy, Inc.	1,292	53,192
Nu Skin Enterprises, Inc., Class A	2,580	131,245
NVR, Inc.†	62	195,454
O’Reilly Automotive, Inc.†	1,281	484,948
Occidental Petroleum Corp.	341	20,078
OGE Energy Corp.	872	36,920
Old Dominion Freight Line, Inc.	248	37,021
Omnicom Group, Inc.	1,828	146,295
OneMain Holdings, Inc.	382	12,977
Oracle Corp.	5,702	315,492
Outfront Media, Inc.	15,446	368,078
Owens Corning	468	23,994
PACCAR, Inc.	16,100	1,153,887
Packaging Corp. of America	4,151	411,613
PacWest Bancorp	5,151	203,722
Palo Alto Networks, Inc.†	943	234,647
Park Hotels & Resorts, Inc.	42,854	1,374,756
Patterson Cos., Inc.	1,962	42,850
Paychex, Inc.	21,644	1,824,806
Paylocity Holding Corp.†	472	45,572
PayPal Holdings, Inc.†	1,128	127,205
Penske Automotive Group, Inc.	1,683	77,283
Penumbra, Inc.†	181	24,345
People’s United Financial, Inc.	1,351	23,359
PepsiCo, Inc.	21,159	2,709,410
Performance Food Group Co.†	1,012	41,441
Pfizer, Inc.	42,275	1,716,788
Philip Morris International, Inc.	19,389	1,678,312
Phillips 66	4,971	468,616
Pinnacle Financial Partners, Inc.	445	25,841
Pinnacle West Capital Corp.	485	46,206
Pinterest, Inc., Class A†	4,466	138,357
Pioneer Natural Resources Co.	357	59,426
Planet Fitness, Inc., Class A†	347	26,268
PPL Corp.	2,006	62,607
Principal Financial Group, Inc.	2,075	118,607
Procter & Gamble Co.	9,865	1,050,425
Progressive Corp.	3,914	305,879
Prologis, Inc.	192	14,721
Prudential Financial, Inc.	9,904	1,046,952
Public Storage	644	142,440
PulteGroup, Inc.	4,400	138,424
Pure Storage, Inc., Class A†	16,283	372,229
QUALCOMM, Inc.	16,561	1,426,399
Quest Diagnostics, Inc.	7,808	752,535
Ralph Lauren Corp.	230	30,263
Raymond James Financial, Inc.	525	48,074
Raytheon Co.	4,404	782,106
Regeneron Pharmaceuticals, Inc.†	490	168,139
Regions Financial Corp.	4,521	70,211
Reinsurance Group of America, Inc.	114	17,272
ResMed, Inc.	596	62,288
RingCentral, Inc., Class A†	4,651	541,237
RLJ Lodging Trust	57,269	1,054,322
Robert Half International, Inc.	4,908	304,738
Rockwell Automation, Inc.	6,750	1,219,792
Rollins, Inc.	523	20,224
Ross Stores, Inc.	1,586	154,889

Ryder System, Inc.	1,531	96,453
Ryman Hospitality Properties, Inc.	1,976	157,290
S&P Global, Inc.	1,110	244,933
salesforce.com, Inc.†	14,700	2,430,645
Sealed Air Corp.	1,742	81,212
Seattle Genetics, Inc.†	564	38,228
SEI Investments Co.	634	34,521
ServiceNow, Inc.†	5,050	1,371,125
Simon Property Group, Inc.	7,405	1,286,248
Sinclair Broadcast Group, Inc., Class A	16,129	738,547
Sirius XM Holdings, Inc.	292,051	1,696,816
Six Flags Entertainment Corp.	287	15,237
Skyworks Solutions, Inc.	768	67,722
Snap-on, Inc.	8,509	1,431,895
Southern Co.	1,088	57,903
Southwest Airlines Co.	4,564	247,506
Spirit AeroSystems Holdings, Inc., Class A	446	38,757
Square, Inc., Class A†	630	45,877
STAG Industrial, Inc.	2,430	69,935
State Street Corp.	487	32,950
Stryker Corp.	3,974	750,728
Sunstone Hotel Investors, Inc.	42,424	610,906
SunTrust Banks, Inc.	347	22,722
SVB Financial Group†	59	14,851
Synchrony Financial	2,466	85,496
Synopsys, Inc.†	582	70,469
T-Mobile US, Inc.†	437	31,897
T. Rowe Price Group, Inc.	1,278	137,385
Tableau Software, Inc., Class A†	4,102	499,665
Target Corp.	8,352	646,612
Taubman Centers, Inc.	1,007	49,645
TD Ameritrade Holding Corp.	6,553	344,557
TEGNA, Inc.	16,123	256,678
Teledyne Technologies, Inc.†	45	11,183
Tesla, Inc.†	557	132,950
Textron, Inc.	1,031	54,643
Thermo Fisher Scientific, Inc.	670	185,891
Tiffany & Co.	807	87,011
TJX Cos., Inc.	5,054	277,364
Torchmark Corp.	453	39,710
Tractor Supply Co.	1,683	174,190
TransDigm Group, Inc.†	200	96,504
TransUnion	379	26,397
Travelers Cos., Inc.	13,697	1,968,944
Trimble, Inc.†	1,054	43,024
TriNet Group, Inc.†	176	10,972
Twitter, Inc.†	353	14,088
UGI Corp.	1,159	63,177
Ulta Beauty, Inc.†	572	199,617
Umpqua Holdings Corp.	10,822	187,870
United Continental Holdings, Inc.†	1,975	175,498
United Parcel Service, Inc., Class B	4,712	500,509
United Rentals, Inc.†	345	48,617
United Therapeutics Corp.†	386	39,592
UnitedHealth Group, Inc.	9,809	2,286,184
Universal Health Services, Inc., Class B	355	45,039
Unum Group	2,987	110,280
US Bancorp	2,974	158,574
Valero Energy Corp.	1,819	164,911
Varian Medical Systems, Inc.†	377	51,336
Veeva Systems, Inc., Class A†	1,404	196,377
VeriSign, Inc.†	9,215	1,819,502
Verizon Communications, Inc.	42,293	2,418,737
Vertex Pharmaceuticals, Inc.†	1,784	301,460
VF Corp.	897	84,686
Viacom, Inc., Class B	1,452	41,977
Visa, Inc., Class A	8,091	1,330,403
Vistra Energy Corp.	1,422	38,749
Voya Financial, Inc.	182	9,990
Vulcan Materials Co.	321	40,481
WABCO Holdings, Inc.†	219	29,004
Walt Disney Co.	2,385	326,673
Waters Corp.†	69	14,734
Watsco, Inc.	1,514	239,924
Wayfair, Inc., Class A†	46	7,459
WellCare Health Plans, Inc.†	208	53,737
Wells Fargo & Co.	69,287	3,354,184
WestRock Co.	55,929	2,146,555
Williams Cos., Inc.	1,083	30,681
Workday, Inc., Class A†	3,488	717,237
Worldpay, Inc., Class A†	198	23,208
WW Grainger, Inc.	202	56,964
Xcel Energy, Inc.	220	12,430
Xerox Corp.	947	31,592
Xilinx, Inc.	3,295	395,861
XPO Logistics, Inc.†	1,507	102,597
Yelp, Inc.†	8,088	324,005
Yum! Brands, Inc.	106	11,065
Zendesk, Inc.†	3,470	304,597
Zoetis, Inc.	6,870	699,641

		167,222,256

Total Common Stocks (cost $273,539,033)		282,128,031

U.S. GOVERNMENT TREASURIES - 40.7%
United States Treasury Notes
1.50% due 08/15/2026	$24,500,000	23,001,289
1.63% due 05/15/2026	30,000,000	28,489,453
2.00% due 11/15/2026	30,000,000	29,119,922
2.25% due 02/15/2027	25,000,000	24,663,086
2.25% due 08/15/2027	28,000,000	27,554,844
2.25% due 11/15/2027	20,000,000	19,657,812
2.38% due 05/15/2027	30,000,000	29,842,969
2.63% due 02/15/2029	25,503,400	25,763,415
2.75% due 02/15/2028	25,000,000	25,530,273
2.88% due 05/15/2028	20,000,000	20,621,094
2.88% due 08/15/2028	27,930,000	28,803,903
3.13% due 11/15/2028	32,402,900	34,101,521

Total U.S. Government Treasuries (cost $308,023,021)		317,149,581

OPTIONS - PURCHASED - 0.2%
Exchange-Traded Put Options -Purchased(1) (cost $3,353,027)	1,475	1,784,750

TOTAL INVESTMENTS (cost $584,915,081)	77.2%	601,062,362
Other assets less liabilities	22.8	177,385,363

NET ASSETS	100.0%	$778,447,725

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2019, the aggregate value of these securities was $2,010,094 representing 0.3% of net assets.

(1)	Options - Purchased:

Exchange-Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
S&P 500 Index	September 2019	2,375	1,475	434,509,925	$3,353,027	$1,784,750	$(1,568,277)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

ADR - American Depositary Receipt

ASX - Australian Securities Exchange

CVA - Certification Van Aandelen (Dutch Cert.)

FDR - Fiduciary Depositary Receipt

NYSE - New York Stock Exchange

NZX - New Zealand Exchange

TSX - Toronto Stock Exchange

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
9	Long	Euro Stoxx 50 Index	June 2019	$336,231	$348,459	$12,228
1	Long	FTSE 100 Index	June 2019	96,562	96,124	(438)
1,217	Long	MSCI EAFE Index	June 2019	112,840,935	116,649,450	3,808,515
706	Long	S&P 500 E-Mini Index	June 2019	100,006,826	104,082,050	4,075,224
66	Short	S&P/TSX 60 Index	June 2019	9,375,598	9,787,923	(412,325)
1	Long	SPI 200 Index	June 2019	110,291	111,100	809
73	Long	U.S. Treasury 10 Year Notes	June 2019	8,934,600	9,028,047	93,447
499	Short	U.S. Treasury 10 Year Notes	June 2019	61,628,292	61,712,266	(83,974)
169	Long	U.S. Treasury 10 Year Ultra Bonds	June 2019	22,023,686	22,271,031	247,345
221	Long	U.S. Treasury Ultra Bonds	June 2019	35,742,523	36,306,156	563,633
2	Long	Yen Denom Nikkei Index	June 2019	193,250	200,727	7,477

						$8,311,941

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank N.A.	CAD	5,476,000	USD	4,077,264	06/19/2019	$—	$(15,298)
	CHF	74,000	USD	74,314	06/19/2019	1,356	—
	GBP	300,000	USD	394,027	06/19/2019	1,828	—
	JPY	568,713,330	USD	5,156,940	06/19/2019	31,462	—
	NOK	21,000	USD	2,478	06/19/2019	39	—
	SEK	5,385,000	USD	578,238	06/19/2019	9,064	—
	SGD	4,000	USD	2,960	06/19/2019	17	—
	USD	20,073,746	AUD	28,518,690	06/19/2019	53,587	—
	USD	28,584,191	EUR	25,266,950	06/19/2019	—	(129,008)
	USD	43,350	NOK	369,000	06/19/2019	—	(499)
	USD	97,268	NZD	143,000	06/19/2019	—	(1,675)
	USD	94,251	SEK	864,000	06/19/2019	—	(2,929)
	USD	250,103	SGD	338,000	06/19/2019	—	(1,399)

						97,353	(150,808)

Deutsche Bank AG	CAD	1,473,000	USD	1,102,461	06/19/2019	1,595	—
	EUR	7,398,000	USD	8,524,042	06/19/2019	192,548	—
	GBP	290,000	USD	375,896	06/19/2019	—	(3,230)
	JPY	570,307,000	USD	5,160,295	06/19/2019	20,454	—
	NOK	1,882,000	USD	220,342	06/19/2019	1,791	—
	USD	362,047	AUD	514,000	06/19/2019	713	—
	USD	4,637,633	CAD	6,146,000	06/19/2019	—	(44,338)

						217,101	(47,568)

JPMorgan Chase Bank	AUD	1,733,000	USD	1,236,168	06/19/2019	13,087	—
	CAD	16,879,790	USD	12,595,789	06/19/2019	—	(19,547)
	CHF	1,452,000	USD	1,471,953	06/19/2019	40,404	—
	GBP	3,381,000	USD	4,490,827	06/19/2019	70,749	—
	JPY	530,882,000	USD	4,772,845	06/19/2019	—	(11,681)
	NZD	60,000	USD	40,835	06/19/2019	726	—
	SGD	896,000	USD	666,010	06/19/2019	6,722	—
	USD	1,132,463	AUD	1,587,390	06/19/2019	—	(12,148)
	USD	3,377,299	CAD	4,527,250	06/19/2019	6,202	—
	USD	858,205	CHF	856,000	06/19/2019	—	(14,261)
	USD	2,787,833	EUR	2,453,000	06/19/2019	—	(25,309)
	USD	49,201	GBP	37,000	06/19/2019	—	(830)
	USD	4,921,276	JPY	542,386,000	06/19/2019	—	(33,070)
	USD	260,971	NOK	2,287,000	06/19/2019	4,612	—
	USD	29,167	NZD	43,000	06/19/2019	—	(422)
	USD	934,993	SEK	8,791,000	06/19/2019	—	(5,817)
	USD	212,272	SGD	288,000	06/19/2019	—	(359)

						142,502	(123,444)

Morgan Stanley And Co.	AUD	9,000	USD	6,468	06/19/2019	117	—
	CAD	575,000	USD	431,619	06/19/2019	1,885	—
	CHF	438,000	USD	431,848	06/19/2019	17	—
	EUR	5,000	USD	5,684	06/19/2019	53	—
	JPY	38,427,000	USD	346,983	06/19/2019	663	—
	NOK	1,541,000	USD	182,200	06/19/2019	3,247	—
	NZD	80,000	USD	53,423	06/19/2019	—	(56)
	SEK	1,475,000	USD	155,957	06/19/2019	55	—
	USD	105,623	AUD	147,000	06/19/2019	—	(1,876)
	USD	1,555,793	CHF	1,556,000	06/19/2019	—	(21,709)
	USD	5,664,924	GBP	4,314,000	06/19/2019	—	(25,109)
	USD	37,976	SEK	350,000	06/19/2019	—	(982)

						6,037	(49,732)

UBS AG	CHF	5,000	USD	5,021	06/19/2019	92	—
	NZD	251,000	USD	173,429	06/19/2019	5,640	—
	SEK	39,000	USD	4,231	06/19/2019	108	—

						5,840	—

Net Unrealized Appreciation/(Depreciation)						$468,833	$(371,552)

AUD - Australian Dollar

CAD - Canada Dollar

CHF - Swiss Franc

EUR - Euro Currency

GBP - British Pound Sterling

JPY - Japanese Yen

NZD - New Zealand Dollar

NOK - Norwegian Krone

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

Industry Allocation*
United States Treasury Notes	40.7%
Medical-Drugs	3.0
Applications Software	1.4
Diversified Banking Institutions	1.3
Real Estate Investment Trusts	1.3
Oil Companies-Integrated	1.2
Finance-Credit Card	1.1
Insurance-Property/Casualty	1.0
Banks-Commercial	0.9
Electric-Integrated	0.9
Computers	0.9
Insurance-Life/Health	0.8
Cosmetics & Toiletries	0.7
E-Commerce/Products	0.7
Telephone-Integrated	0.7
Banks-Super Regional	0.6
Medical-Biomedical/Gene	0.6
Web Portals/ISP	0.6
Food-Misc./Diversified	0.5
Internet Content-Entertainment	0.5
Electronic Components-Semiconductors	0.5
Enterprise Software/Service	0.5
Brewery	0.5
Insurance-Multi-line	0.4
Web Hosting/Design	0.4
Medical-HMO	0.4
Tobacco	0.4
Oil Companies-Exploration & Production	0.4
Beverages-Non-alcoholic	0.4
Apparel Manufacturers	0.4
Containers-Paper/Plastic	0.4
Data Processing/Management	0.3
Medical Instruments	0.3
Athletic Footwear	0.3
Cable/Satellite TV	0.3
Retail-Building Products	0.3
Telecom Services	0.3
Auto-Cars/Light Trucks	0.3
Diversified Minerals	0.3
Machinery-General Industrial	0.3
Semiconductor Equipment	0.3
Auto-Heavy Duty Trucks	0.3
Finance-Investment Banker/Broker	0.3
Diversified Manufacturing Operations	0.3
Commercial Services-Finance	0.2
Food-Retail	0.2
Medical Products	0.2
Chemicals-Diversified	0.2
Insurance-Reinsurance	0.2
Options Purchased	0.2
Semiconductor Components-Integrated Circuits	0.2
Aerospace/Defense	0.2
Radio	0.2
Advertising Agencies	0.2
Beverages-Wine/Spirits	0.2
Cellular Telecom	0.2
Medical-Wholesale Drug Distribution	0.2
Oil Refining & Marketing	0.2
Tools-Hand Held	0.2
Human Resources	0.2
Airport Development/Maintenance	0.2
Industrial Automated/Robotic	0.2
Electronic Security Devices	0.2
Publishing-Periodicals	0.2
Computers-Periphery Equipment	0.2
Multimedia	0.2
Containers-Metal/Glass	0.2
Import/Export	0.2
Diversified Operations	0.2
Transport-Services	0.1
Pipelines	0.1
Television	0.1
Chemicals-Specialty	0.1
Commercial Services	0.1
Retail-Auto Parts	0.1
Medical-Hospitals	0.1
Textile-Apparel	0.1
Computer Services	0.1
Hotels/Motels	0.1
Retail-Apparel/Shoe	0.1
Retail-Discount	0.1
Building & Construction Products-Misc.	0.1
Medical Information Systems	0.1
Building & Construction-Misc.	0.1
Insurance Brokers	0.1
Medical Labs & Testing Services	0.1
Cruise Lines	0.1
Retail-Regional Department Stores	0.1
Electric-Transmission	0.1
Computer Data Security	0.1
Electric-Generation	0.1
Paper & Related Products	0.1
Computers-Memory Devices	0.1
Power Converter/Supply Equipment	0.1
Building-Heavy Construction	0.1
Engineering/R&D Services	0.1
Internet Telephone	0.1
Consumer Products-Misc.	0.1
Investment Companies	0.1
Coatings/Paint	0.1
E-Services/Consulting	0.1
Internet Content-Information/News	0.1
Industrial Gases	0.1
Office Automation & Equipment	0.1
Finance-Leasing Companies	0.1
Transport-Rail	0.1
Photo Equipment & Supplies	0.1
Internet Application Software	0.1
Retail-Consumer Electronics	0.1
Retail-Major Department Stores	0.1
Electronic Forms	0.1

77.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$261,317,405	$20,810,626	**	$—	$282,128,031
U.S. Government Treasuries	—	317,149,581		—	317,149,581
Options-Purchased	1,784,750	—		—	1,784,750

Total Investments at Value	$263,102,155	$337,960,207		$—	$601,062,362

Other Financial Instruments:+
Futures Contracts	$8,808,678	$—		$—	$8,808,678
Forward Foreign Currency Contracts	—	468,833		—	468,833

	$8,808,678	$468,833		$—	$9,277,511

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$496,737	$—		$—	$496,737
Forward Foreign Currency Contracts	—	371,552		—	371,552

	$496,737	$371,552		$—	$868,289

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
+	Amounts represent unrealized/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Columbia Technology Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 97.8%
Applications Software - 7.3%
Microsoft Corp.	15,200	$1,985,120
Nuance Communications, Inc.†	138,588	2,332,436
salesforce.com, Inc.†	8,283	1,369,594

		5,687,150

Commercial Services-Finance - 0.7%
Euronet Worldwide, Inc.†	3,891	583,222

Computer Aided Design - 4.6%
Synopsys, Inc.†	29,576	3,581,062

Computer Data Security - 2.3%
Carbon Black, Inc.†	3,245	44,586
ForeScout Technologies, Inc.†	4,557	191,576
Fortinet, Inc.†	13,132	1,226,792
Tufin Software Technologies, Ltd.†	15,233	341,524

		1,804,478

Computer Services - 2.7%
Cognizant Technology Solutions Corp., Class A	9,900	722,304
DXC Technology Co.	21,282	1,399,079

		2,121,383

Computer Software - 1.8%
Cornerstone OnDemand, Inc.†	7,900	431,735
Splunk, Inc.†	2,483	342,753
TiVo Corp.	66,000	618,420

		1,392,908

Computers - 3.9%
Apple, Inc.	15,178	3,045,769

Computers-Memory Devices - 4.6%
NetApp, Inc.	26,300	1,915,955
Western Digital Corp.	33,700	1,722,744

		3,638,699

Computers-Other - 0.5%
Lumentum Holdings, Inc.†	5,927	367,296

Computers-Periphery Equipment - 2.4%
Electronics For Imaging, Inc.†	45,313	1,685,190
Logitech International SA	4,701	183,805

		1,868,995

Data Processing/Management - 0.5%
Fidelity National Information Services, Inc.	3,600	417,348

E-Commerce/Products - 1.5%
eBay, Inc.	30,500	1,181,875

E-Commerce/Services - 0.8%
Booking Holdings, Inc.†	340	630,697

Electronic Components-Misc. - 1.0%
Advanced Energy Industries, Inc.†	9,200	531,392
Jabil, Inc.	4,200	126,882
SMART Global Holdings, Inc.†	7,300	158,702

		816,976

Electronic Components-Semiconductors - 17.9%
Broadcom, Inc.	14,763	4,700,539
Inphi Corp.†	21,483	980,914
Mellanox Technologies, Ltd.†	7,700	926,310
Micron Technology, Inc.†	70,633	2,970,824
ON Semiconductor Corp.†	85,447	1,970,408
Qorvo, Inc.†	14,964	1,131,428
Synaptics, Inc.†	35,101	1,322,254

		14,002,677

Enterprise Software/Service - 3.7%
Oracle Corp.	33,900	1,875,687
SailPoint Technologies Holding, Inc.†	15,750	445,095
Verint Systems, Inc.†	10,000	603,900

		2,924,682

Entertainment Software - 1.5%
Activision Blizzard, Inc.	19,971	962,802
Zynga, Inc., Class A†	31,700	179,422

		1,142,224

Finance-Credit Card - 4.1%
Pagseguro Digital, Ltd., Class A†	21,559	561,828
Visa, Inc., Class A	16,300	2,680,209

		3,242,037

Internet Application Software - 0.3%
Tencent Holdings, Ltd. ADR	5,300	260,972

Internet Security - 1.5%
Palo Alto Networks, Inc.†	3,500	870,905
Symantec Corp.	13,100	317,151

		1,188,056

Networking Products - 3.0%
Arista Networks, Inc.†	2,600	811,954
Cisco Systems, Inc.	7,700	430,815
LogMeIn, Inc.	12,960	1,067,904

		2,310,673

Office Automation & Equipment - 1.0%
Xerox Corp.	23,295	777,121

Semiconductor Components-Integrated Circuits - 8.0%
Cypress Semiconductor Corp.	50,434	866,456
Marvell Technology Group, Ltd.	125,491	3,139,785
Maxim Integrated Products, Inc.	13,613	816,780
NXP Semiconductors NV	13,800	1,457,556

		6,280,577

Semiconductor Equipment - 14.6%
Applied Materials, Inc.	51,700	2,278,419
Lam Research Corp.	29,108	6,037,873
MKS Instruments, Inc.	800	72,808
Teradyne, Inc.	54,203	2,655,947
Tokyo Electron, Ltd.	2,400	382,681

		11,427,728

Telecom Equipment-Fiber Optics - 0.2%
Viavi Solutions, Inc.†	11,500	152,950

Telecommunication Equipment - 0.2%
CommScope Holding Co., Inc.†	7,300	180,894

Web Hosting/Design - 0.6%
GoDaddy, Inc., Class A†	5,793	472,130

Web Portals/ISP - 6.6%
Alphabet, Inc., Class A†	2,400	2,877,504
Alphabet, Inc., Class C†	1,903	2,261,677

		5,139,181

Total Long-Term Investment Securities (cost $57,100,013)		76,639,760

REPURCHASE AGREEMENTS - 1.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 04/30/2019, to be repurchased 05/01/2019 in the amount $1,373,019 collateralized by $1,370,000 of United States Treasury Notes, bearing interest at 2.75% due 07/31/2023 and having an approximate value of $1,403,827 (cost $1,373,000)	$1,373,000	1,373,000

TOTAL INVESTMENTS (cost $58,473,013)	99.5%	78,012,760
Other assets less liabilities	0.5	370,084

NET ASSETS	100.0%	$78,382,844

†	Non-income producing security
ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$76,257,079	$382,681	**	$—	$76,639,760
Repurchase Agreements	—	1,373,000		—	1,373,000

Total Investments at Value	$76,257,079	$1,755,681		$—	$78,012,760

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See (Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)

U.S. CORPORATE BONDS & NOTES - 13.5%
Auto-Cars/Light Trucks - 2.9%
Toyota Motor Credit Corp. Senior Notes 2.15% due 03/12/2020	$283,000	$282,285
Toyota Motor Credit Corp. Senior Notes 2.20% due 01/10/2020	5,192,000	5,187,767
Toyota Motor Credit Corp. FRS Senior Notes 2.68% (3 ML+0.10%) due 01/10/2020	4,000,000	4,001,868
Toyota Motor Credit Corp FRS Senior Notes 2.83% (3 ML+0.14%) due 11/14/2019	1,000,000	1,000,623
Toyota Motor Credit Corp. FRS Senior Notes 3.13% (3 ML+0.54%) due 01/08/2021	1,141,000	1,147,175

		11,619,718

Computers - 2.7%
Apple, Inc. Senior Notes 1.50% due 09/12/2019	2,000,000	1,992,422
Apple, Inc. Senior Notes 1.80% due 11/13/2019	2,691,000	2,678,719
Apple, Inc. Senior Notes 1.80% due 05/11/2020	477,000	473,418
Apple, Inc. Senior Notes 1.90% due 02/07/2020	684,000	680,622
Apple, Inc. Senior Notes 2.00% due 11/13/2020	500,000	496,320
Apple, Inc. FRS Senior Notes 2.77% (3 ML+0.07%) due 05/11/2020	815,000	815,163
Apple, Inc. FRS Senior Notes 3.03% (3 ML+0.30%) due 05/06/2019	3,341,000	3,341,203

		10,477,867

E-Commerce/Products - 0.5%
Amazon.com, Inc. Senior Notes 1.90% due 08/21/2020	2,000,000	1,984,702

Enterprise Software/Service - 0.1%
Oracle Corp. Senior Notes 2.25% due 10/08/2019	485,000	484,080

Food-Misc./Diversified - 0.3%
Nestle Holdings, Inc. Company Guar. Notes 2.13% due 01/14/2020	1,000,000	996,811

Insurance-Reinsurance - 0.7%
Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 2.90% (3 ML+0.32%) due 01/10/2020	2,235,000	2,239,393
Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 2.94% (3 ML+0.26%) due 08/15/2019	500,000	500,391

		2,739,784

Medical Labs & Testing Services - 1.5%
Roche Holdings, Inc. FRS Company Guar. Notes 2.94% (3 ML+0.34%) due 09/30/2019*	5,900,000	5,906,953

Medical-Drugs - 1.1%
Merck & Co., Inc. Senior Notes 1.85% due 02/10/2020	1,000,000	994,920
Merck & Co., Inc. FRS Senior Notes 3.07% (3 ML+0.38) due 02/10/2020	2,056,000	2,060,584
Novartis Capital Corp. Company Guar. Notes 1.80% due 02/14/2020	491,000	488,325
Novartis Capital Corp. Company Guar. Notes 4.40% due 04/24/2020	958,000	974,670

		4,518,499

Networking Products - 0.3%
Cisco Systems, Inc. Senior Notes 1.40% due 09/20/2019	541,000	538,535
Cisco Systems, Inc. Senior Notes 4.45% due 01/15/2020	716,000	724,911

		1,263,446

Oil Companies-Integrated - 0.9%
Chevron Corp. Senior Notes 1.56% due 05/16/2019	3,415,000	3,413,543

Retail-Discount - 2.5%
Wal-Mart Stores, Inc. Senior Notes 1.75% due 10/09/2019	4,400,000	4,381,340
Walmart, Inc. FRS Senior Notes 2.64% (3 ML+0.04%) due 06/23/2020	2,400,000	2,401,492
Walmart, Inc. Senior Notes 2.85% due 06/23/2020	3,056,000	3,068,243

		9,851,075

Total U.S. Corporate Bonds & Notes (cost $53,245,624)		53,256,478

FOREIGN CORPORATE BONDS & NOTES - 47.9%
Banks-Commercial - 14.2%
ANZ New Zealand International, Ltd. Company Guar. Notes 2.60% due 09/23/2019*	1,750,000	1,749,124
ANZ New Zealand International, Ltd. Company Guar. Notes 2.60% due 09/23/2019	500,000	499,750
Australia & New Zealand Banking Group, Ltd. Senior Notes 1.60% due 07/15/2019	250,000	249,506
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.05% due 09/23/2019	489,000	487,935
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.25% due 06/13/2019	500,000	499,798
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.25% due 12/19/2019*	4,550,000	4,537,874
Bank of Montreal FRS Senior Notes 3.05% (3 ML+0.44%) due 06/15/2020	2,986,000	2,998,034
Bank of Montreal Senior Notes 3.10% due 07/13/2020	1,000,000	1,005,880
Canadian Imperial Bank of Commerce FRS Senior Notes 3.05% (3 ML+0.32%) due 02/02/2021	400,000	400,338
Cooperatieve Rabobank UA Senior Notes 1.38% due 08/09/2019	1,053,000	1,049,382
Cooperatieve Rabobank UA Senior Notes 2.25% due 01/14/2020	1,300,000	1,296,418
Cooperatieve Rabobank UA FRS Senior Notes 3.21% (3 ML+0.51%) due 08/09/2019	2,387,000	2,390,329
Cooperatieve Rabobank UA Senior Notes 4.75% due 01/15/2020	900,000	912,857
Dexia Credit Local SA Government Guar. Notes 1.88% due 01/29/2020	7,000,000	6,966,020
National Australia Bank, Ltd. Senior Notes 1.38% due 07/12/2019	1,100,000	1,097,439
National Australia Bank, Ltd. Senior Notes 2.25% due 01/10/2020	500,000	498,573
National Australia Bank, Ltd. FRS Senior Notes 2.83% (3 ML+0.24%) due 07/25/2019*	1,000,000	1,000,536
National Australia Bank, Ltd. FRS Senior Notes 3.17% (3 ML+0.59%) due 01/10/2020*	1,000,000	1,003,542
Nordea Bank AB Senior Notes 1.63% due 09/30/2019*	1,000,000	995,668
Royal Bank of Canada Senior Notes 2.13% due 03/02/2020	1,800,000	1,792,103
Royal Bank of Canada Senior Notes 2.15% due 03/06/2020	1,840,000	1,833,825
Royal Bank of Canada Senior Notes 2.15% due 10/26/2020	3,060,000	3,041,395
Royal Bank of Canada Senior Notes 2.35% due 10/30/2020	365,000	363,365
Royal Bank of Canada FRS Senior Notes 2.83% (3 ML+0.24%) due 10/26/2020	954,000	955,116
Royal Bank of Canada FRS Senior Notes 2.97% (3 ML+0.39%) due 04/30/2021	400,000	401,592
Royal Bank of Canada FRS Senior Notes 3.00% (3 ML+0.38%) due 03/02/2020	923,000	925,571
Svenska Handelsbanken AB Company Guar. Notes 1.50% due 09/06/2019	700,000	697,214
Svenska Handelsbanken AB Company Guar. Notes 2.25% due 06/17/2019	2,000,000	1,998,750
Svenska Handelsbanken AB FRS Company Guar. Notes 3.10% (3 ML+0.49%) due 06/17/2019	250,000	250,140
Svenska Handelsbanken AB FRS Company Guar. Notes 3.10% (3 ML+0.49%) due 09/06/2019	300,000	300,462
Toronto-Dominion Bank Senior Notes 1.85% due 09/11/2020	1,000,000	990,703
Toronto-Dominion Bank Senior Notes 1.90% due 10/24/2019	1,077,000	1,073,445
Toronto-Dominion Bank FRS Senior Notes 2.82% (3 ML+0.24%) due 01/25/2021	2,000,000	2,000,727

Toronto-Dominion Bank FRS Senior Notes 2.87% (3 ML+0.26%) due 09/17/2020	1,102,000	1,104,488
Toronto-Dominion Bank Senior Notes 3.00% due 06/11/2020	4,175,000	4,193,323
Toronto-Dominion Bank FRS Senior Notes 3.34% (3 ML+0.65%) due 08/13/2019	2,318,000	2,322,369
Westpac Banking Corp. Senior Notes 1.60% due 08/19/2019	1,330,000	1,325,889
Westpac Banking Corp. FRS Senior Notes 3.40% (3 ML+0.71%) due 05/13/2019	1,000,000	1,000,264

		56,209,744

Banks-Export/Import - 5.3%
Export Development Canada Senior Notes 1.00% due 09/13/2019	1,665,000	1,655,716
Export Development Canada Senior Notes 1.75% due 08/19/2019	1,300,000	1,297,115
Export Development Canada Senior Notes 2.30% due 02/10/2020*	7,480,000	7,467,444
Svensk Exportkredit AB Senior Notes 1.75% due 08/28/2020	2,700,000	2,675,122
Svensk Exportkredit AB Senior Notes 1.88% due 06/17/2019	6,700,000	6,693,568
Svensk Exportkredit AB Senior Notes 2.75% due 10/07/2020	980,000	984,018

		20,772,983

Banks-Special Purpose - 9.1%
Agence Francaise de Developpement Senior Notes 1.38% due 08/02/2019	600,000	598,116
Bank Nederlandse Gemeenten NV Senior Notes 1.75% due 10/30/2019	1,600,000	1,593,875
Bank Nederlandse Gemeenten NV Senior Notes 1.75% due 10/30/2019*	1,000,000	996,172
Bank Nederlandse Gemeenten NV Senior Notes 1.75% due 03/24/2020	2,300,000	2,285,045
Bank Nederlandse Gemeenten NV Senior Notes 1.88% due 06/11/2019	144,000	143,898
Bank Nederlandse Gemeenten NV Senior Notes 2.50% due 02/28/2020	1,692,000	1,692,076
BNG Bank NV Senior Notes 1.75% due 10/05/2020	2,300,000	2,277,667
BNG Bank NV FRS Senior Notes 2.70% (3 ML+0.10%) due 07/14/2020*	3,000,000	3,003,132
KFW Government Guar. Notes 1.25% due 09/30/2019	750,000	746,178
KFW Government Guar. Notes 1.50% due 04/20/2020	5,000,000	4,954,702
KFW Government Guar. Notes 1.63% due 05/29/2020	700,000	694,029
KFW Government Guar. Notes 1.75% due 03/31/2020	800,000	794,560
KFW Government Guar. Notes 1.88% due 06/30/2020	800,000	795,272
KFW Government Guar. Notes 2.75% due 07/15/2020	2,000,000	2,008,500
KFW Government Guar. Notes 4.00% due 01/27/2020	200,000	202,232
Landwirtschaftliche Rentenbank Government Guar. Notes 1.88% due 01/22/2020	1,500,000	1,493,684
Nederlandse Waterschapsbank NV Senior Notes 1.25% due 09/09/2019*	450,000	447,941
Nederlandse Waterschapsbank NV Senior Notes 1.63% due 03/04/2020	1,000,000	992,684
Nederlandse Waterschapsbank NV Senior Notes 1.75% due 09/05/2019	800,000	797,710
Nederlandse Waterschapsbank NV FRS Senior Notes 2.72% (3 ML+0.02%) due 08/09/2019	2,000,000	2,000,100
NRW Bank Government Guar. Notes 1.25% due 07/29/2019	520,000	518,292
NRW Bank Government Guar. Notes 1.88% due 07/01/2019	500,000	499,433
NRW Bank Government Guar. Notes 1.88% due 01/27/2020	1,400,000	1,392,594
Oesterreichische Kontrollbank AG Government Guar. Notes 1.50% due 10/21/2020	3,000,000	2,958,360

Oesterreichische Kontrollbank AG Government Guar. Notes 1.75% due 01/24/2020	2,206,000	2,194,792

		36,081,044

Diversified Banking Institutions - 0.8%
Bank of Nova Scotia Senior Notes 2.35% due 10/21/2020	500,000	498,092
Bank of Nova Scotia FRS Senior Notes 2.88% (3 ML+0.29%) due 01/08/2021	2,800,000	2,803,494

		3,301,586

Investment Management/Advisor Services - 0.3%
CPPIB Capital, Inc. Company Guar. Notes 1.25% due 09/20/2019*	1,000,000	995,008

Oil Companies-Integrated - 4.4%
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	3,500,000	3,482,815
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	2,500,000	2,491,761
Shell International Finance BV FRS Company Guar. Notes 2.95% (3 ML+0.35%) due 09/12/2019	1,375,000	1,377,069
Shell International Finance BV FRS Company Guar. Notes 3.15% (3 ML+0.45%) due 05/11/2020	600,000	602,499
Shell International Finance BV Company Guar. Notes 4.30% due 09/22/2019	306,000	307,870
Shell International Finance BV Company Guar. Notes 4.38% due 03/25/2020	3,250,000	3,299,950
Statoil ASA Company Guar. Notes 2.25% due 11/08/2019	1,690,000	1,685,384
Statoil ASA Company Guar. Notes 2.90% due 11/08/2020	500,000	502,363
Total Capital International SA Company Guar. Notes 2.10% due 06/19/2019	1,938,000	1,936,587
Total Capital International SA FRS Company Guar. Notes 2.98% (3 ML+0.35%) due 06/19/2019	300,000	300,157
Total Capital SA Company Guar. Notes 4.45% due 06/24/2020	1,497,000	1,527,915

		17,514,370

Sovereign Agency - 0.3%
Kommunalbanken AS FRS Senior Notes 2.94% (3 ML+0.33%) due 06/16/2020*	1,286,000	1,290,591

SupraNational Banks - 12.5%
African Development Bank Senior Notes 1.88% due 03/16/2020	3,700,000	3,681,864
Asian Development Bank Senior Notes 1.63% due 05/05/2020	1,500,000	1,488,435
Council of Europe Development Bank Senior Notes 1.50% due 05/17/2019	7,000,000	6,996,990
Council of Europe Development Bank Senior Notes 1.63% due 03/10/2020	1,500,000	1,489,336
Council of Europe Development Bank Senior Notes 1.88% due 01/27/2020	3,000,000	2,986,307
EUROFIMA Senior Notes 1.75% due 05/29/2020	594,000	589,423
European Investment Bank Senior Notes 1.13% due 08/15/2019	1,300,000	1,294,857
European Investment Bank Senior Notes 1.25% due 12/16/2019	1,000,000	992,571
European Investment Bank Senior Notes 1.38% due 06/15/2020	4,500,000	4,448,421
European Investment Bank Senior Notes 1.63% due 03/16/2020	2,039,000	2,023,671
European Investment Bank Senior Notes 1.75% due 05/15/2020	3,000,000	2,979,480
Inter-American Development Bank Senior Notes 1.13% due 09/12/2019	2,574,000	2,560,322
Inter-American Development Bank Notes 1.63% due 05/12/2020	2,050,000	2,032,672
Inter-American Development Bank Senior Notes 1.88% due 06/16/2020	2,200,000	2,186,707
Inter-American Development Bank FRS Senior Notes 2.82% (3 ML+0.22%) due 10/15/2020	2,500,000	2,507,800
International Bank for Reconstruction & Development Senior Notes 0.88% due 08/15/2019	1,000,000	995,147

International Bank for Reconstruction & Development Senior Notes 1.88% due 10/07/2019	2,506,000	2,499,037
International Bank for Reconstruction & Development Senior Notes 1.88% due 04/21/2020	3,000,000	2,983,995
International Finance Corp. Senior Notes 1.63% due 07/16/2020	572,000	566,467
Nordic Investment Bank Senior Notes 1.50% due 09/29/2020	410,000	404,774
Nordic Investment Bank Senior Notes 2.50% due 04/28/2020	3,500,000	3,501,158

		49,209,434

Winding-Up Agency - 1.0%
FMS Wertmanagement Government Guar. Notes 1.00% due 08/16/2019	1,849,000	1,840,668
FMS Wertmanagement Government Guar. Notes 1.75% due 01/24/2020	500,000	497,335
FMS Wertmanagement Government Guar. Notes 2.25% due 02/03/2020	1,600,000	1,597,584

		3,935,587

Total Foreign Corporate Bonds & Notes (cost $189,089,354)		189,310,347

FOREIGN GOVERNMENT OBLIGATIONS - 20.5%
Banks-Special Purpose - 1.4%
Agence Francaise de Developpement Senior Notes 1.63% due 01/21/2020	1,710,000	1,698,820
Agence Francaise de Developpement Senior Notes 1.88% due 09/14/2020	4,000,000	3,964,556

		5,663,376

Investment Management/Advisor Services - 0.8%
CPPIB Capital, Inc. Company Guar. Notes 2.38% due 01/29/2021	3,000,000	2,997,210

Regional Agencies - 7.6%
Kommunekredit Senior Notes 1.13% due 08/23/2019	3,500,000	3,484,474
Kommunekredit Senior Notes 1.63% due 06/12/2020	6,202,000	6,143,062
Kommunekredit Senior Notes 1.75% due 01/10/2020	2,000,000	1,989,200
Kommuninvest I Sverige AB Government Guar. Notes 1.63% due 09/01/2020*	800,000	791,117
Kommuninvest I Sverige AB Government Guar. Notes 1.75% due 03/19/2020	2,056,000	2,042,295
Kommuninvest I Sverige AB Government Guar. Notes 2.00% due 11/12/2019	4,850,000	4,836,226
Kommuninvest I Sverige AB Government Guar. Notes 2.50% due 06/01/2020	1,000,000	1,000,060
Kommuninvest I Sverige AB Government Guar. Notes 2.75% due 10/22/2020	3,000,000	3,013,284
Municipality Finance PLC Government Guar. Notes 1.50% due 03/23/2020	1,268,000	1,256,664
Municipality Finance PLC Government Guar. Notes 1.75% due 05/21/2019	4,750,000	4,747,948
Municipality Finance PLC FRS Government Guar. Notes 2.91% (3 ML+0.17%) due 02/07/2020	870,000	870,966

		30,175,296

Regional Authority - 7.8%
Province of Alberta, Canada Senior Notes 1.90% due 12/06/2019	6,200,000	6,176,635
Province of Ontario, Canada Senior Notes 1.25% due 06/17/2019	500,000	499,209
Province of Ontario, Canada Senior Notes 1.88% due 05/21/2020	2,000,000	1,987,604
Province of Ontario, Canada Senior Notes 4.00% due 10/07/2019	621,000	624,546
Province of Ontario, Canada Senior Notes 4.40% due 04/14/2020	7,442,000	7,569,510
Province of Quebec, Canada FRS Senior Notes 2.87% (3 ML+0.28%) due 07/21/2019	2,709,000	2,710,799
Province of Quebec, Canada Notes 3.50% due 07/29/2020	2,850,000	2,885,726
State of North Rhine-Westphalia, Germany Senior Notes 1.25% due 09/16/2019	3,000,000	2,984,784
State of North Rhine-Westphalia, Germany Senior Notes 1.63% due 07/25/2019	1,800,000	1,795,968

State of North Rhine-Westphalia, Germany Senior Notes 1.63% due 01/22/2020	3,000,000	2,980,632
State of North Rhine-Westphalia, Germany Senior Notes 1.88% due 06/17/2019	500,000	499,519

		30,714,932

Sovereign Agency - 2.6%
Caisse d’Amortissement de la Dette Sociale Senior Notes 1.75% due 09/24/2019*	800,000	797,496
Caisse d’Amortissement de la Dette Sociale Senior Notes 1.75% due 09/24/2019	1,315,000	1,310,884
Caisse d’Amortissement de la Dette Sociale Senior Notes 1.88% due 01/13/2020	500,000	497,836
Caisse d’Amortissement de la Dette Sociale Senior Notes 1.88% due 07/28/2020	3,200,000	3,177,645
Kommunalbanken AS Senior Notes 1.38% due 10/26/2020	800,000	787,567
Kommunalbanken AS Senior Bonds 1.50% due 09/09/2019	1,000,000	996,261
Kommunalbanken AS Senior Bonds 1.50% due 10/22/2019	300,000	298,480
Kommunalbanken AS Senior Notes 1.75% due 09/15/2020	1,218,000	1,206,469
Kommunalbanken AS Senior Notes 2.50% due 04/17/2020*	300,000	300,105
Kommunalbanken AS FRS Senior Notes 2.94% (3 ML+0.33%) due 06/16/2020	1,000,000	1,003,570

		10,376,313

SupraNational Banks - 0.2%
European Bank for Reconstruction & Development Senior Notes 1.75% due 11/26/2019	600,000	597,366

Winding-Up Agency - 0.1%
Erste Abwicklungsanstalt Government Guar. Notes 1.38% due 10/30/2019	600,000	596,561

Total Foreign Government Obligations (cost $81,013,486)		81,121,054

U.S. GOVERNMENT AGENCIES - 0.8%
Federal Farm Credit Bank - 0.8%
Federal Farm Credit Bank FRS 2.52% (1 ML+0.05%) due 04/16/2021 (cost $3,200,000)	3,200,000	3,198,167

Total Long-Term Investment Securities (cost $326,548,464)		326,886,046

SHORT-TERM INVESTMENT SECURITIES - 18.0%
Certificates of Deposit - 3.6%
Bank of Montreal/Chicago IL FRS 2.80% (3 ML+0.19%) due 03/06/2020	8,000,000	8,008,639
Bank of Nova Scotia FRS 2.69% (3 ML+0.05%) due 02/27/2020	2,000,000	2,000,153
Bank of Nova Scotia FRS 2.79% (3 ML+0.19%) due 03/11/2020	3,000,000	3,003,801
Bank of Nova Scotia FRS 2.89% (3 ML+0.28%) Due 09/21/2020	200,000	200,080
Svenska Handelsbanken NY FRS 2.81% (3 ML+0.22%) due 01/22/2020	1,000,000	1,001,358

		14,214,031

Commercial Paper - 12.4%
Caisse des Depots et Consignations 2.57% due 07/26/2019*	4,000,000	3,975,398
Caisse des Depots et Consignations 2.57% due 08/02/2019*	1,000,000	993,339
Caisse des Depots et Consignations 2.59% due 05/14/2019*	3,000,000	2,997,137
Cisco Systems, Inc. 2.55% due 05/23/2019*	850,000	848,678
Erste Abwicklungsanstalt 2.58% due 08/02/2019*	3,000,000	2,980,378
Exxon Mobil Corp. 2.54% due 06/17/2019	4,000,000	3,987,093
Exxon Mobil Corp 2.54% due 06/24/2019.	5,000,000	4,981,422
Exxon Mobil Corp 2.55% due 06/14/2019.	1,500,000	1,495,472
Landesbank Hessen-Thueringen Girozentrale/New York 2.55% due 07/15/2019*	2,000,000	1,989,398
Nederlandse Waterschapsbank NV FRS Senior Notes 2.68% (3 ML+0.03%) due 02/24/2020*	2,000,000	2,000,252
Nestle Finance International, Ltd. 2.53% due 07/25/2019	750,000	745,562
NRW Bank 2.57% due 07/22/2019*	1,000,000	994,188
Oesterreichische Kontrollbank AG 2.54% due 06/03/2019	4,000,000	3,990,763

Pfizer Inc. 2.54% due 07/24/2019*	2,000,000	1,988,256
Sanofi 2.52% due 06/20/2019*	2,000,000	1,993,016
Sanofi 2.55% due 06/25/2019*	2,000,000	1,992,306
Sanofi 2.55% due 06/28/2019*	3,980,000	3,963,837
Total Capital Canada Ltd. 2.53% due 07/16/2019*	3,000,000	2,983,759
Total Capital Canada Ltd. 2.56% due 07/10/2019*	2,000,000	1,990,032
Wal-Mart Stores, Inc. 2.49% due 05/06/2019*	2,000,000	1,999,198

		48,889,484

Registered Investment Companies - 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.37%(1)	5,546,945	5,546,945

U.S. Government Treasuries - 0.6%
United States Treasury Bills 2.39% due 06/18/2019	1,500,000	1,495,200
2.40% due 07/18/2019	1,000,000	994,857

		2,490,057

Total Short-Term Investment Securities (cost $71,128,331)		71,140,517

TOTAL INVESTMENTS (cost $397,676,795)	100.7%	398,026,563
Liabilities in excess of other assets	(0.7)	(2,571,761)

NET ASSETS	100.0%	$395,454,802

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2019, the aggregate value of these securities was $64,971,875 representing 16.4% of net assets.

(1)	The rate shown is the 7-day yield as of April 30, 2019.
FRS	- Floating Rate Security

The rates shown on FRS are the current interest rates at April 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$53,256,478	$—	$53,256,478
Foreign Corporate Bonds & Notes	—	189,310,347	—	189,310,347
Foreign Government Obligations	—	81,121,054	—	81,121,054
U.S. Government Agencies	—	3,198,167	—	3,198,167
Short-Term Investment Securities:
Registered Investment Companies	5,546,945	—	—	5,546,945
Other Short-Term Securities	—	65,593,572	—	65,593,572

Total Investments at Value	$5,546,945	$392,479,618	$—	$398,026,563

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Dogs of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 99.0%
Advertising Agencies - 3.5%
Omnicom Group, Inc.	160,818	$12,870,265

Aerospace/Defense - 10.2%
Boeing Co.	30,046	11,348,073
General Dynamics Corp.	70,308	12,565,446
Lockheed Martin Corp.	39,691	13,230,201

		37,143,720

Aerospace/Defense-Equipment - 3.5%
United Technologies Corp.	89,631	12,782,277

Beverages-Non-alcoholic - 3.4%
Coca-Cola Co.	255,897	12,554,307

Computer Services - 3.2%
International Business Machines Corp.	83,304	11,685,052

Consumer Products-Misc. - 3.3%
Clorox Co.	75,773	12,103,221

Cosmetics & Toiletries - 3.3%
Procter & Gamble Co.	114,997	12,244,881

Data Processing/Management - 3.4%
Paychex, Inc.	147,936	12,472,484

Distribution/Wholesale - 3.5%
Fastenal Co.	179,344	12,652,719

Diversified Banking Institutions - 3.6%
JPMorgan Chase & Co.	112,676	13,076,050

Diversified Manufacturing Operations - 2.9%
3M Co.	55,314	10,482,556

Electric Products-Misc. - 3.2%
Emerson Electric Co.	167,240	11,872,368

Electronic Components-Semiconductors - 3.4%
Texas Instruments, Inc.	105,034	12,376,156

Food-Confectionery - 3.5%
Hershey Co.	103,508	12,922,974

Food-Meat Products - 3.5%
Tyson Foods, Inc., Class A	169,843	12,739,923

Food-Misc./Diversified - 3.3%
General Mills, Inc.	236,652	12,180,478

Medical-Drugs - 3.1%
Pfizer, Inc.	278,290	11,301,357

Oil Companies-Integrated - 6.3%
Chevron Corp.	95,305	11,442,318
Exxon Mobil Corp.	144,962	11,637,550

		23,079,868

Pharmacy Services - 3.3%
CVS Health Corp.	222,736	12,112,384

Retail-Apparel/Shoe - 3.2%
Gap, Inc.	444,972	11,604,870

Retail-Auto Parts - 2.9%
Genuine Parts Co.	104,720	10,737,989

Retail-Building Products - 3.3%
Home Depot, Inc.	59,337	12,086,947

Retail-Drug Store - 3.2%
Walgreens Boots Alliance, Inc.	219,651	11,766,704

Retail-Restaurants - 3.4%
McDonald’s Corp.	62,643	12,376,377

Telephone-Integrated - 3.2%
Verizon Communications, Inc.	201,629	11,531,162

Tools-Hand Held - 3.4%
Snap-on, Inc.	73,785	12,416,540

Transport-Services - 3.0%
C.H. Robinson Worldwide, Inc.	133,297	10,797,057

Total Long-Term Investment Securities (cost $319,439,473)		361,970,686

REPURCHASE AGREEMENTS - 0.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 4/30/2019, to be repurchased 5/01/2019 in the amount $3,258,045 collateralized by $3,245,000 of United States Treasury Notes, bearing interest at 2.75% due 7/31/2023 and having an approximate value of $3,325,122 (cost $ 3,258,000)	$3,258,000	3,258,000

TOTAL INVESTMENTS (cost $322,697,473)	99.9%	365,228,686
Other assets less liabilities	0.1	360,282

NET ASSETS	100.0%	$365,588,968

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$361,970,686	$—	$—	$361,970,686
Repurchase Agreements	—	3,258,000	—	3,258,000

Total Investments at Value	$361,970,686	$3,258,000	$—	$365,228,686

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 78.4%
Bermuda - 0.9%
Beijing Enterprises Water Group, Ltd.	92,000	$57,113
Brilliance China Automotive Holdings, Ltd.	54,000	59,405
China Gas Holdings, Ltd.	32,200	103,642
China Resources Gas Group, Ltd.	14,000	64,782
COSCO SHIPPING Ports, Ltd.	24,000	23,924
Credicorp, Ltd.	1,166	276,225
GOME Retail Holdings, Ltd.†	208,000	23,863
Haier Electronics Group Co., Ltd.	26,000	74,406
Kunlun Energy Co., Ltd.	60,000	63,329
Nine Dragons Paper Holdings, Ltd.	29,000	26,801
Sihuan Pharmaceutical Holdings Group, Ltd.	65,000	17,483

		790,973

Brazil - 6.8%
AMBEV SA	84,400	397,559
Banco Bradesco SA	24,600	194,486
Banco Bradesco SA (Preference Shares)	75,360	683,815
Banco do Brasil SA	15,500	196,384
Banco Santander Brasil SA	7,700	88,388
BB Seguridade Participacoes SA	14,300	103,062
BR Malls Participacoes SA	16,100	50,504
Braskem SA, Class A (Preference Shares)	2,600	31,682
BRF SA†	8,300	65,725
CCR SA	21,000	62,607
Centrais Eletricas Brasileiras SA	3,600	30,022
Centrais Eletricas Brasileiras SA, Class B (Preference Shares)	3,800	33,580
Cia Brasileira de Distribuicao (Preference Shares)	2,500	61,526
Cia de Saneamento Basico do Estado de Sao Paulo	6,300	75,515
Cia Energetica de Minas Gerais (Preference Shares)	15,500	58,267
Cia Siderurgica Nacional SA	12,500	46,352
Cielo SA	24,000	47,007
CPFL Energia SA	1,600	12,168
Duratex SA	2,600	6,591
Embraer SA	10,700	53,594
Equatorial Energia SA	4,100	85,846
Gerdau SA (Preference Shares)	19,000	68,565
Hypera SA	6,800	48,697
Itau Unibanco Holding SA (Preference Shares)	88,650	764,844
Itausa - Investimentos Itau SA (Preference Shares)	87,780	266,624
JBS SA	12,800	64,537
Kroton Educacional SA	23,500	58,434
Localiza Rent a Car SA	11,700	108,016
Lojas Renner SA	13,000	155,426
M. Dias Branco SA	2,000	21,213
Multiplan Empreendimentos Imobiliarios SA	6,300	38,496
Petroleo Brasileiro SA	53,200	406,486
Petroleo Brasileiro SA (Preference Shares)	69,900	483,280
Porto Seguro SA	2,900	40,027
Qualicorp Consultoria e Corretora de Seguros SA	3,500	15,353
Raia Drogasil SA	4,300	75,821
Rumo SA†	18,400	84,935
Sul America SA	4,100	32,624
Suzano SA	1,891	19,643
Telefonica Brasil SA (Preference Shares)	10,100	119,955
Tim Participacoes SA	13,700	40,844
Transmissora Alianca de Energia Eletrica SA	5,300	35,481
Ultrapar Participacoes SA	16,200	86,761
Vale SA	56,700	724,457
WEG SA	14,100	66,812

		6,212,011

Cayman Islands - 15.0%
58.com, Inc. ADR†	1,602	115,008
AAC Technologies Holdings, Inc.	12,500	80,786
Alibaba Group Holding, Ltd. ADR†	20,055	3,721,606
ANTA Sports Products, Ltd.	19,000	133,936
Autohome, Inc. ADR†	896	103,479
Baidu, Inc. ADR†	4,776	793,914
Chailease Holding Co., Ltd.	17,340	73,791
China Conch Venture Holdings, Ltd.	32,500	109,786
China Medical System Holdings, Ltd.	24,000	21,262
China Mengniu Dairy Co., Ltd.	47,000	173,746
China Resources Land, Ltd.	58,000	252,486
China State Construction International Holdings, Ltd.	40,000	41,454
Country Garden Holdings Co., Ltd.	93,000	149,847
Ctrip.com International, Ltd. ADR†	6,802	299,628
ENN Energy Holdings, Ltd.	14,000	132,240
GCL-Poly Energy Holdings, Ltd.†	231,000	16,490
Geely Automobile Holdings, Ltd.	86,000	172,553
General Interface Solution Holding, Ltd.	2,000	7,734
Haitian International Holdings, Ltd.	11,000	27,539
Hengan International Group Co., Ltd.	11,000	96,962
JD.com, Inc. ADR†	11,424	345,804
Longfor Properties Co., Ltd.	30,000	110,519
Minth Group, Ltd.	2,000	6,310
Momo, Inc. ADR	1,780	62,425
NetEase, Inc. ADR	1,380	392,651
New Oriental Education & Technology Group, Inc. ADR†	2,301	219,653
Semiconductor Manufacturing International Corp.†	44,500	47,593
Shenzhou International Group Holdings, Ltd.	12,000	161,075
Shimao Property Holdings, Ltd.	23,000	70,072
SINA Corp.†	965	60,737
Sino Biopharmaceutical, Ltd.	115,500	111,012
Sunny Optical Technology Group Co., Ltd.	12,400	151,191
TAL Education Group ADR†	5,563	214,009
Tencent Holdings, Ltd.	99,800	4,936,060
Tingyi Cayman Islands Holding Corp.	34,000	55,910
Vipshop Holdings, Ltd. ADR†	6,933	59,693
Want Want China Holdings, Ltd.	84,000	66,602
Weibo Corp. ADR†	793	54,321
YY, Inc. ADR†	756	63,965
Zhen Ding Technology Holding, Ltd.	7,000	25,032

		13,738,881

Chile - 0.9%
AES Gener SA	37,782	10,264
Aguas Andinas SA, Class A	58,604	33,744

Banco de Chile	415,482	60,957
Banco de Credito e Inversiones SA	620	41,281
Banco Santander Chile	969,367	68,126
Cencosud SA	19,793	37,552
Cia Cervecerias Unidas SA	2,347	32,435
Colbun SA	117,677	26,305
Embotelladora Andina SA (Preference Shares)	3,037	10,842
Empresa Nacional de Telecomunicaciones SA	2,255	23,615
Empresas CMPC SA	18,167	61,150
Empresas COPEC SA	6,089	76,416
Enel Chile SA	419,655	42,288
Enersis SA	438,338	76,918
Itau CorpBanca	2,700,566	24,123
Latam Airlines Group SA	4,240	42,049
SACI Falabella	10,728	79,195
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)	1,255	44,747

		792,007

China - 9.9%
3SBio, Inc.*	19,000	35,119
Agricultural Bank of China, Ltd.	485,000	223,804
Air China, Ltd.	34,000	40,524
Anhui Conch Cement Co., Ltd.	23,500	143,340
AviChina Industry & Technology Co., Ltd.	41,000	24,094
Bank of China, Ltd.	1,406,000	670,309
Bank of Communications Co., Ltd.	156,000	131,445
Beijing Capital International Airport Co., Ltd.	30,000	26,693
BYD Co., Ltd.	12,000	81,685
CGN Power Co., Ltd.*	196,000	51,718
China Cinda Asset Management Co. Ltd.	150,000	39,963
China CITIC Bank Corp., Ltd.	192,000	123,108
China Coal Energy Co., Ltd.	20,000	8,821
China Communications Construction Co., Ltd.	77,000	74,106
China Communications Services Corp., Ltd.	38,000	30,614
China Construction Bank Corp.	1,468,000	1,296,813
China Everbright Bank Co., Ltd.	50,000	24,666
China Evergrande Group	57,000	182,739
China Galaxy Securities Co., Ltd.	54,000	35,313
China Life Insurance Co., Ltd.	128,000	362,227
China Longyuan Power Group Corp. Ltd.	56,000	38,548
China Merchants Bank Co., Ltd.	69,000	341,710
China Minsheng Banking Corp., Ltd.	120,000	90,098
China National Building Material Co., Ltd.	70,000	65,049
China Oilfield Services, Ltd.	38,000	40,689
China Pacific Insurance Group Co., Ltd.	44,400	181,963
China Petroleum & Chemical Corp.	480,000	368,958
China Railway Construction Corp., Ltd.	36,000	42,494
China Railway Group, Ltd.	69,000	54,357
China Shenhua Energy Co., Ltd.	62,000	137,044
China Southern Airlines Co., Ltd.	38,000	33,133
China Telecom Corp., Ltd.	238,000	123,175
China Vanke Co., Ltd.	20,700	80,084
Chongqing Rural Commercial Bank Co., Ltd.	51,000	29,775
CITIC Securities Co., Ltd.	39,500	85,397
Country Garden Services Holdings Co., Ltd.†	10,689	19,757
CRRC Corp., Ltd.	67,000	58,504
Dongfeng Motor Group Co., Ltd.	52,000	50,444
Fuyao Glass Industry Group Co., Ltd.*	8,400	29,500
GF Securities Co., Ltd.	26,400	35,672
Great Wall Motor Co., Ltd.	53,500	43,442
Guangzhou Automobile Group Co., Ltd.	53,200	57,169
Guangzhou R&F Properties Co., Ltd.	17,200	34,160
Haitong Securities Co., Ltd.	54,800	70,554
Huaneng Power International, Inc.	54,000	34,555
Huaneng Renewables Corp., Ltd.	80,000	23,047
Huatai Securities Co., Ltd.*	29,200	54,940
Industrial & Commercial Bank of China, Ltd.	1,293,000	970,805
Jiangsu Expressway Co., Ltd.	20,000	28,452
Kingsoft Corp., Ltd.	15,000	38,337
New China Life Insurance Co., Ltd.	12,900	71,449
People’s Insurance Co. Group of China, Ltd.	132,000	54,013
PetroChina Co., Ltd.	364,000	231,073
PICC Property & Casualty Co., Ltd.	114,000	128,026
Ping An Insurance Group Co. of China, Ltd.	90,500	1,089,604
Shandong Weigao Group Medical Polymer Co., Ltd.	24,000	23,557
Shanghai Electric Group Co., Ltd.	40,000	15,603
Shanghai Fosun Pharmaceutical Group Co., Ltd.	7,500	25,765
Shanghai Pharmaceuticals Holding Co., Ltd.	16,500	34,536
Sinopec Engineering Group Co., Ltd.	10,000	9,662
Sinopec Shanghai Petrochemical Co., Ltd.	64,000	28,962
Sinopharm Group Co., Ltd.	20,800	81,664
Sunac China Holdings, Ltd.	42,000	216,564
TravelSky Technology, Ltd.	16,000	41,097
Tsingtao Brewery Co., Ltd.	6,000	38,242
Weichai Power Co., Ltd.	35,000	57,197
Yanzhou Coal Mining Co., Ltd.	34,000	36,233
Zhejiang Expressway Co., Ltd.	38,000	40,738
Zhuzhou CSR Times Electric Co., Ltd.	8,600	43,631

		9,136,529

Czech Republic - 0.1%
CEZ AS	3,079	71,604
Komercni banka AS	1,487	56,344

		127,948

Greece - 0.3%
Alpha Bank AE†	22,667	35,135
Eurobank Ergasias SA†	28,892	24,142
Hellenic Telecommunications Organization SA	4,364	60,596
JUMBO SA	1,601	29,090
National Bank of Greece SA†	8,505	18,640
OPAP SA	3,717	40,022
Piraeus Bank SA†	3,940	7,976
Titan Cement Co. SA	1,078	23,408

		239,009

Hong Kong - 3.7%
Alibaba Health Information Technology, Ltd.†	58,000	69,350
Alibaba Pictures Group, Ltd.†	200,000	44,871
Beijing Enterprises Holdings, Ltd.	11,000	58,542
China Everbright International, Ltd.	43,000	42,097
China Everbright, Ltd.	18,000	32,766
China Jinmao Holdings Group, Ltd.	104,000	67,347
China Merchants Port Holdings Co., Ltd.	28,000	56,537
China Mobile, Ltd.	109,000	1,038,618
China Overseas Land & Investment, Ltd.	76,000	284,341
China Power International Development, Ltd.	35,000	9,325
China Resources Beer Holdings Co., Ltd.	30,000	137,097
China Resources Power Holdings Co., Ltd.	38,000	53,187
China Taiping Insurance Holdings Co., Ltd.	28,000	84,948
China Unicom Hong Kong, Ltd.	116,000	137,666
CITIC, Ltd.	107,000	155,764
CNOOC, Ltd.	307,000	554,923
CSPC Pharmaceutical Group, Ltd.	82,000	158,046
Far East Horizon, Ltd.	41,000	45,522
Fosun International, Ltd.	45,500	70,528
Fullshare Holdings, Ltd.	115,000	12,900
Guangdong Investment, Ltd.	52,000	97,440
Lenovo Group, Ltd.	144,000	133,449
Shanghai Industrial Holdings, Ltd.	12,000	28,207
Sino-Ocean Land Holdings, Ltd.	61,000	27,371
Sun Art Retail Group, Ltd.	41,500	36,237

		3,437,079

Hungary - 0.4%
MOL Hungarian Oil & Gas PLC	7,061	81,070
OTP Bank PLC	4,228	187,381
Richter Gedeon Nyrt	2,914	57,661

		326,112

India - 2.7%
Axis Bank, Ltd. GDR†	5,104	277,658
Dr. Reddy’s Laboratories, Ltd. ADR	321	13,447
ICICI Bank, Ltd. ADR	15,369	175,975
Infosys, Ltd. ADR	57,118	614,590
Larsen & Toubro, Ltd. GDR	7,405	142,472
Mahindra & Mahindra, Ltd. GDR	11,047	101,080
Reliance Industries, Ltd. GDR*	23,202	929,240
State Bank of India GDR†	1,515	67,720
Tata Motors, Ltd. ADR†	3,514	54,116
Tata Steel, Ltd. GDR	1,185	9,480
Vedanta, Ltd. ADR	3,558	34,014
Wipro, Ltd. ADR	14,849	67,860

		2,487,652

Indonesia - 2.1%
Adaro Energy Tbk PT	264,900	24,259
AKR Corporindo Tbk PT	36,400	11,367
Astra International Tbk PT	354,400	189,635
Bank Central Asia Tbk PT	175,000	353,070
Bank Danamon Indonesia Tbk PT	51,100	31,736
Bank Mandiri Persero Tbk PT†	319,000	172,932
Bank Negara Indonesia Persero Tbk PT†	117,000	78,821
Bank Rakyat Indonesia Persero Tbk PT	973,900	298,663
Bumi Serpong Damai Tbk PT†	242,100	24,380
Charoen Pokphand Indonesia Tbk PT	139,600	51,676
Gudang Garam Tbk PT	9,600	56,909
Indocement Tunggal Prakarsa Tbk PT	28,400	43,846
Indofood Sukses Makmur Tbk PT	110,100	53,698
Jasa Marga Persero Tbk PT	19,400	8,305
Kalbe Farma Tbk PT	453,400	49,158
Lippo Karawaci TBK PT	409,300	9,421
Matahari Department Store Tbk PT	60,200	17,194
Pakuwon Jati Tbk PT	401,700	20,155
Perusahaan Gas Negara Persero Tbk PT	295,700	48,142
Semen Indonesia Persero Tbk PT	57,600	54,568
Summarecon Agung Tbk PT	125,000	9,825
Surya Citra Media Tbk PT	121,600	15,872
Telekomunikasi Indonesia Persero Tbk PT	898,200	238,890
Tower Bersama Infrastructure Tbk PT	18,000	4,989
United Tractors Tbk PT	29,000	55,304
Waskita Karya Persero Tbk PT	150,400	22,375

		1,945,190

Malta - 0.0%
Brait SE†	6,808	10,946

Mexico - 2.9%
Alfa SAB de CV, Class A	56,700	57,126
America Movil SAB de CV, Series L	563,800	418,439
Arca Continental SAB de CV	8,400	47,770
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	34,500	57,925
Cemex SAB de CV CPO†	258,000	119,489
Coca-Cola Femsa SAB de CV	11,000	69,965
El Puerto de Liverpool SAB de CV, Class C1	4,500	29,111
Fibra Uno Administracion SA de CV	60,400	89,528
Fomento Economico Mexicano SAB de CV	33,800	330,338
Gruma SAB de CV, Class B	3,525	35,236
Grupo Aeroportuario del Pacifico SAB de CV, Class B	6,500	65,865
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,570	58,626
Grupo Bimbo SAB de CV, Class A	30,500	67,732
Grupo Carso SAB de CV, Class A1	9,200	35,717
Grupo Financiero Banorte SAB de CV, Class O	44,700	283,228
Grupo Financiero Inbursa SAB de CV, Class O	39,000	59,597
Grupo Lala SAB de CV	18,500	24,728
Grupo Mexico SAB de CV, Class B	67,600	198,438
Grupo Televisa SAB CPO	44,100	89,839
Industrias Penoles SAB de CV	3,080	35,418
Infraestructura Energetica Nova SAB de CV	9,600	41,954
Kimberly-Clark de Mexico SAB de CV, Class A	30,500	52,673
Mexichem SAB de CV	20,200	46,915
Promotora y Operadora de Infraestructura SAB de CV	4,540	46,078
Wal-Mart de Mexico SAB de CV	92,200	270,894

		2,632,629

Netherlands - 0.0%
Steinhoff International Holdings NV†	62,461	8,951

Peru - 0.1%
Cia de Minas Buenaventura SAA ADR	5,291	85,767

Philippines - 1.0%
Aboitiz Equity Ventures, Inc.	30,690	32,744
Aboitiz Power Corp.	11,900	8,609
Alliance Global Group, Inc.	48,500	13,923
Ayala Corp.	4,415	76,587
Ayala Land, Inc.	133,900	125,774
Bank of the Philippine Islands	21,780	35,462
BDO Unibank, Inc.	29,340	75,444
Globe Telecom, Inc.	615	21,007
GT Capital Holdings, Inc.	1,485	24,649
International Container Term Services, Inc.	8,230	19,978
JG Summit Holdings, Inc.	49,680	62,919
Jollibee Foods Corp.	8,360	48,865
Megaworld Corp.	145,600	15,646
Metro Pacific Investments Corp.	187,000	16,399
Metropolitan Bank & Trust Co.	15,300	21,799
PLDT, Inc.	1,410	33,280
Robinsons Land Corp.	23,800	11,189
Security Bank Corp.	2,580	8,912
SM Investments Corp.	4,440	80,940
SM Prime Holdings, Inc.	142,300	113,185
Universal Robina Corp.	14,440	42,201

		889,512

Poland - 1.2%
Alior Bank SA†	2,203	33,811
Bank Handlowy w Warszawie SA	1,102	17,937
Bank Millennium SA†	14,240	35,941
Bank Polska Kasa Opieki SA	3,341	99,405
Eurocash SA	1,990	11,300
Grupa Azoty SA	1,333	14,441
Grupa Lotos SA	1,889	41,107
Jastrzebska Spolka Weglowa SA†	896	13,611
KGHM Polska Miedz SA†	3,168	85,263
LPP SA	25	56,032
mBank SA	356	41,269
Orange Polska SA†	26,003	33,587
PGE Polska Grupa Energetyczna SA†	18,290	45,564
Polski Koncern Naftowy Orlen SA	5,554	142,314
Polskie Gornictwo Naftowe I Gazownictwo SA	36,596	55,544
Powszechna Kasa Oszczednosci Bank Polski SA	17,073	175,312
Powszechny Zaklad Ubezpieczen SA	11,542	126,853
Santander Bank Polska SA	768	79,745
Tauron Polska Energia SA†	44,231	20,047

		1,129,083

Romania - 0.1%
NEPI Rockcastle PLC	6,539	54,502

Russia - 3.3%
Gazprom PAO ADR	118,101	589,796
Lukoil PJSC ADR	8,879	752,762
Magnit PJSC GDR	5,762	82,166
MMC Norilsk Nickel PJSC ADR	14,606	324,253
Mobile TeleSystems PJSC ADR	8,395	66,153
Novatek PJSC GDR	1,601	308,513
PhosAgro OAO GDR	2,172	27,345
Rosneft GDR	33,704	224,199
Rostelecom PJSC ADR	13,027	89,495
Severstal PJSC GDR	7,309	118,333
Surgutneftegas OJSC ADR	28,889	108,103
Tatneft PJSC ADR	5,417	380,598

		3,071,716

South Africa - 5.8%
Absa Group, Ltd.	12,448	142,937
Aspen Pharmacare Holdings, Ltd.	7,498	53,935
Bid Corp., Ltd.	6,086	128,514
Bidvest Group, Ltd.	6,318	95,885
Capitec Bank Holdings, Ltd.	637	59,523
Discovery, Ltd.	6,161	62,045
Exxaro Resources, Ltd.	5,577	63,676
FirstRand, Ltd.	58,194	276,264
Fortress REIT, Ltd., Class A	26,564	35,784
Fortress REIT, Ltd., Class B	12,748	9,678
Foschini Group, Ltd.	4,104	53,006
Growthpoint Properties, Ltd.	55,979	97,362
Hyprop Investments, Ltd.	5,425	26,547
Impala Platinum Holdings, Ltd.†	10,820	43,310
Imperial Holdings, Ltd.	2,808	12,249
Investec, Ltd.	5,826	37,204
Life Healthcare Group Holdings, Ltd.	24,586	44,772
Massmart Holdings, Ltd.	475	3,129
MMI Holdings, Ltd.	19,699	24,581
Mr. Price Group, Ltd.	4,554	68,964
MTN Group, Ltd.	30,125	217,688
MultiChoice Group, Ltd.†	7,673	68,899
Naspers, Ltd., Class N	7,673	1,960,544
Nedbank Group, Ltd.	4,089	76,052
Netcare, Ltd.	21,386	35,850
Oceana Group, Ltd.	870	4,257
Pick n Pay Stores, Ltd.	8,592	41,666
Pioneer Foods Group, Ltd.	3,208	19,326
PSG Group, Ltd.	2,607	48,309
Rand Merchant Investment Holdings, Ltd.	13,381	32,393
Redefine Properties, Ltd.	98,705	67,965
Remgro, Ltd.	9,771	132,614
Resilient REIT, Ltd.	4,831	19,175
RMB Holdings, Ltd.	12,151	70,910
Sanlam, Ltd.	25,302	135,310
Sappi, Ltd.	9,931	47,333
Sasol, Ltd.	9,759	323,701
Shoprite Holdings, Ltd.	8,306	100,067
Sibanye Gold, Ltd.†	40,589	38,163
SPAR Group, Ltd.	4,234	57,420
Standard Bank Group, Ltd.	22,629	314,797
Telkom SA SOC, Ltd.	5,038	29,862
Tiger Brands, Ltd.	3,364	58,426
Truworths International, Ltd.	8,162	43,129
Woolworths Holdings, Ltd.	19,863	66,247

		5,349,468

South Korea - 9.8%
Amorepacific Corp.	461	82,085
Amorepacific Corp. (Preference Shares)	122	12,219
AMOREPACIFIC Group	417	26,845
BNK Financial Group, Inc.	3,347	20,085
Celltrion, Inc.†	1,161	210,702
Cheil Worldwide, Inc.	1,217	26,514
CJ CheilJedang Corp.	133	35,864
CJ Corp.	221	22,608
CJ Corp. (Preference Shares)†(2)(3)	33	1,036
CJ Logistics Corp.†	140	18,876

Daelim Industrial Co., Ltd.	398	32,981
Daewoo Engineering & Construction Co., Ltd.†	2,572	11,097
DB Insurance Co., Ltd.	593	34,723
DGB Financial Group, Inc.	2,670	19,245
Dongsuh Cos., Inc.	706	11,816
Doosan Bobcat, Inc.	835	22,838
Doosan Heavy Industries & Construction Co., Ltd.†	991	5,930
E-Mart Co., Ltd.	310	45,645
GS Engineering & Construction Corp.	965	33,539
GS Retail Co., Ltd.	487	16,322
Hana Financial Group, Inc.	4,026	126,830
Hanmi Pharm Co., Ltd.	88	32,732
Hanmi Science Co., Ltd.	168	10,815
Hanon Systems	2,345	25,194
Hanssem Co., Ltd.	152	13,402
Hanwha Aerospace Co., Ltd.†	601	15,898
Hanwha Chem Corp.	1,801	31,760
Hanwha Corp.	789	19,993
Hanwha Life Insurance Co., Ltd.	2,491	8,508
HDC Holdings Co., Ltd.	952	14,017
Hotel Shilla Co., Ltd.	446	43,907
Hyundai Engineering & Construction Co., Ltd.	1,202	54,021
Hyundai Glovis Co., Ltd.	301	41,099
Hyundai Heavy Industries Co., Ltd.†	562	59,897
Hyundai Heavy Industries Holdings Co., Ltd.	143	41,866
Hyundai Marine & Fire Insurance Co., Ltd.	759	24,853
Hyundai Mobis Co., Ltd.	956	190,275
Hyundai Motor Co.	2,176	257,994
Hyundai Motor Co. (2nd Preference Shares)	523	39,175
Hyundai Motor Co. (Preference Shares)	339	23,506
Hyundai Steel Co.	1,190	47,166
Industrial Bank of Korea	3,013	36,497
Kakao Corp.	631	64,821
Kangwon Land, Inc.	1,976	57,513
KB Financial Group, Inc.	5,462	216,021
KCC Corp.	106	32,213
KEPCO Plant Service & Engineering Co., Ltd.	363	11,389
Kia Motors Corp.	3,697	143,209
Korea Aerospace Industries, Ltd.	983	29,453
Korea Electric Power Corp.†	3,561	86,270
Korea Investment Holdings Co., Ltd.	591	34,606
Korean Air Lines Co., Ltd.	891	25,285
KT Corp.	60	1,405
KT&G Corp.	1,782	155,600
LG Chem, Ltd.	655	202,418
LG Chem, Ltd. (Preference Shares)	110	18,880
LG Corp.	1,319	82,427
LG Display Co., Ltd.†	3,414	58,305
LG Electronics, Inc.	1,458	94,608
LG Household & Health Care, Ltd.	132	160,685
LG Household & Health Care, Ltd. (Preference Shares)	32	22,162
LG Innotek Co., Ltd.	173	18,142
Lotte Chemical Corp.	226	51,946
Lotte Corp.	476	19,987
Lotte Shopping Co., Ltd.	178	27,123
Medy-Tox, Inc.	67	32,068
Mirae Asset Daewoo Co., Ltd.	5,701	38,067
NAVER Corp.	1,970	201,528
NCSoft Corp.	250	112,571
Netmarble Games Corp.†*	350	38,201
NH Investment & Securities Co., Ltd.	2,506	29,498
Orion Corp.	307	25,466
Ottogi Corp.	17	10,565
Pan Ocean Co., Ltd.†	3,025	12,339
POSCO	1,082	236,194
S-1 Corp.	288	24,161
S-Oil Corp.	624	49,251
Samsung Biologics Co, Ltd.†*	233	67,817
Samsung C&T Corp.	1,085	95,204
Samsung Card Co.	353	11,211
Samsung Electro-Mechanics Co., Ltd.	812	75,420
Samsung Electronics Co., Ltd.	67,850	2,663,119
Samsung Electronics Co., Ltd. (Preference Shares)	243	7,738
Samsung Fire & Marine Insurance Co., Ltd.	444	115,547
Samsung Heavy Industries Co., Ltd.†	5,879	41,369
Samsung Life Insurance Co., Ltd.	911	66,211
Samsung SDI Co., Ltd.	779	157,714
Samsung SDS Co., Ltd.	497	92,325
Samsung Securities Co. Ltd.	1,335	40,742
Shinhan Financial Group Co., Ltd.	5,921	223,530
Shinsegae Co. Ltd.	107	31,143
SK Holdings Co Ltd.	456	100,128
SK Hynix, Inc.	8,144	550,765
SK Innovation Co., Ltd.	902	140,919
SK Networks Co., Ltd.	1,546	7,756
SK Telecom Co., Ltd.	279	59,113
Woongjin Coway Co., Ltd.	738	55,469
Woori Financial Group, Inc.	6,425	76,177
Yuhan Corp.	169	35,517

		8,989,686

Taiwan - 8.7%
Acer, Inc.	43,000	29,153
ASE Technology Holding Co., Ltd.	51,000	118,336
Asustek Computer, Inc.	9,000	68,736
AU Optronics Corp.	132,000	47,202
Catcher Technology Co., Ltd.	9,000	71,211
Cathay Financial Holding Co., Ltd.	113,000	163,461
Chang Hwa Commercial Bank	80,080	47,943
Chicony Electronics Co., Ltd.	13,065	32,175
China Airlines, Ltd.	34,000	10,783
China Development Financial Holding Corp.	200,000	64,399
China Life Insurance Co., Ltd.	38,160	31,737
Chunghwa Telecom Co., Ltd.	65,000	233,488
Compal Electronics, Inc.	58,000	37,445
CTBC Financial Holding Co., Ltd.	255,000	174,533
Delta Electronics, Inc.	31,000	163,021
E.Sun Financial Holding Co., Ltd.	154,944	127,110
Eclat Textile Co., Ltd.	2,000	28,478
Far Eastern New Century Corp.	42,000	45,804
Far EasTone Telecommunications Co., Ltd.	28,000	68,684
Feng TAY Enterprise Co., Ltd.	4,000	32,426
First Financial Holding Co., Ltd.	151,500	108,106
Formosa Chemicals & Fibre Corp.	42,000	150,869
Formosa Petrochemical Corp.	19,000	70,402
Formosa Plastics Corp.	59,000	213,844
Formosa Taffeta Co., Ltd.	13,000	15,671
Foxconn Technology Co., Ltd.	12,000	26,873
Fubon Financial Holding Co., Ltd.	95,000	140,190

Giant Manufacturing Co., Ltd.	4,000	30,484
Globalwafers Co., Ltd.	2,000	21,812
Highwealth Construction Corp.	13,000	20,804
Hiwin Technologies Corp.	4,120	39,132
Hon Hai Precision Industry Co., Ltd.	175,200	492,699
Hotai Motor Co., Ltd.	4,000	60,451
HTC Corp.†	8,000	10,822
Innolux Corp.	135,000	43,251
Inventec Corp.	39,000	31,300
Largan Precision Co., Ltd.	1,000	150,481
Lite-On Technology Corp.	27,000	38,052
MediaTek, Inc.	21,000	200,819
Mega Financial Holding Co., Ltd.	163,000	156,401
Micro-Star International Co., Ltd.	12,000	33,242
Nan Ya Plastics Corp.	66,000	166,810
Nanya Technology Corp.	13,000	27,514
Nien Made Enterprise Co., Ltd.	1,000	7,831
Novatek Microelectronics Corp.	9,000	58,687
Pegatron Corp.	28,000	52,827
Pou Chen Corp.	33,000	40,101
Powertech Technology, Inc.	10,000	24,918
President Chain Store Corp.	8,000	74,561
Quanta Computer, Inc.	39,000	74,716
Realtek Semiconductor Corp.	7,000	47,345
Shin Kong Financial Holding Co., Ltd.	112,598	31,847
SinoPac Financial Holdings Co., Ltd.	196,860	75,811
TaiMed Biologics, Inc.†	2,000	10,161
Taishin Financial Holding Co., Ltd.	165,005	74,757
Taiwan Cooperative Financial Holding Co., Ltd.	156,560	103,863
Taiwan High Speed Rail Corp.	22,000	26,769
Taiwan Mobile Co., Ltd.	29,000	106,048
Taiwan Semiconductor Manufacturing Co., Ltd.	347,000	2,908,417
Teco Electric and Machinery Co., Ltd.	29,000	21,679
Uni-President Enterprises Corp.	73,000	173,399
United Microelectronics Corp.	170,000	73,994
Vanguard International Semiconductor Corp.	13,000	28,818
Wistron Corp.	36,027	29,847
Yuanta Financial Holding Co., Ltd.	157,000	90,945
Yulon Motor Co., Ltd.	1,000	631

		7,984,126

Thailand - 1.9%
Advanced Info Service PCL NVDR	14,200	84,511
Airports of Thailand PCL NVDR	62,200	133,460
Bangkok Bank PCL	3,400	22,258
Bangkok Dusit Medical Services PCL NVDR	73,100	58,388
Bangkok Expressway & Metro PCL NVDR	129,600	44,249
Banpu Public Co., Ltd. NVDR	25,700	13,202
BEC World PCL NVDR†	4,800	1,353
Berli Jucker PCL NVDR	16,800	27,101
BTS Group Holdings PCL NVDR	138,100	51,044
Bumrungrad Hospital PCL NVDR	6,300	34,929
Central Pattana PCL NVDR	18,800	44,460
Charoen Pokphand Foods PCL NVDR	42,200	36,020
CP ALL PCL NVDR	68,400	166,045
Delta Electronics Thai PCL NVDR	9,700	22,712
Electricity Generating PCL NVDR	2,100	19,471
Energy Absolute PCL NVDR	16,400	28,639
Glow Energy PCL NVDR	9,600	27,515
Home Product Center PCL NVDR	56,100	27,589
Indorama Ventures PCL NVDR	24,900	35,683
IRPC PCL NVDR	140,800	24,918
Kasikornbank PCL	15,400	91,894
Kasikornbank PCL NVDR	9,100	54,443
KCE Electronics PCL NVDR	3,500	2,719
Krung Thai Bank PCL NVDR	58,300	34,514
Minor International PCL NVDR	35,300	41,464
PTT Global Chemical PCL NVDR	35,200	75,803
PTT PCL NVDR	149,400	228,136
Robinson PCL NVDR	7,200	13,137
Siam Cement PCL	4,700	67,721
Siam Cement PCL NVDR	2,900	41,967
Siam Commercial Bank PCL NVDR	27,300	112,022
Thai Oil PCL NVDR	15,100	32,754
Thai Union Frozen Products PCL NVDR	28,800	17,050
TMB Bank PCL NVDR	153,000	9,681
True Corp. PCL NVDR	147,500	23,794

		1,750,646

Turkey - 0.4%
Akbank Turk AS†	33,737	34,603
Anadolu Efes Biracilik Ve Malt Sanayii AS	5,482	18,209
Aselsan Elektronik Sanayi Ve Ticaret AS	1,923	6,587
Coca-Cola Icecek AS	1,983	10,522
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	28,161	7,127
Eregli Demir ve Celik Fabrikalari TAS	19,227	29,516
Ford Otomotiv Sanayi AS	593	5,237
Haci Omer Sabanci Holding AS	15,211	19,629
KOC Holding AS	9,697	26,327
Petkim Petrokimya Holding AS	9,341	6,998
TAV Havalimanlari Holding AS	1,524	6,462
Tofas Turk Otomobil Fabrikasi AS	1,022	3,071
Tupras Turkiye Petrol Rafinerileri AS	1,557	32,174
Turk Hava Yollari AO†	6,933	16,627
Turkcell Iletisim Hizmetleri AS	15,146	31,729
Turkiye Garanti Bankasi AS	42,106	57,652
Turkiye Halk Bankasi AS	9,247	9,066
Turkiye Is Bankasi, Class C†	26,213	23,547
Turkiye Vakiflar Bankasi Tao, Class D	18,430	12,478
Ulker Biskuvi Sanayi AS	3,938	12,553
Yapi Ve Kredi Bankasi AS†	15,540	5,391

		375,505

United States - 0.4%
Southern Copper Corp.	1,474	56,631
Yum China Holdings, Inc.	6,572	312,433

		369,064

Total Common Stocks (cost $73,555,872)		71,934,992

EXCHANGE-TRADED FUNDS - 8.7%
United States - 8.7%
iShares MSCI Emerging Markets ETF	87,117	3,827,050
iShares MSCI India ETF	118,386	4,203,887

Total Exchange-Traded Funds (cost $8,149,896)		8,030,937

RIGHTS - 0.0%
Hong Kong - 0.0%
Haitong Securities Co., Ltd. (Expires 05/23/2019)†(2)	1,957	0

South Korea - 0.0%
Doosan Heavy Industries & Construction Co., Ltd. (Expires 05/09/2019)†	575	709

Total Rights (cost $0)		709

WARRANTS - 0.0%
Thailand - 0.0%
BTS Group Holdings LLC Expires 11/29/2019 (strike price THB 10.50)†	15,345	543
Minor International Public Co., Ltd. Expires 04/27/2020 (strike price THB 43.00)†	1,765	0

Total Warrants (cost $0)		543

Total Long-Term Investment Securities (cost $81,705,768)		79,967,181

SHORT-TERM INVESTMENT SECURITIES - 0.7%
United States Treasury Bills 2.40% due 06/20/2019(1)	$350,000	348,843
2.41% due 05/30/2019(1)	100,000	99,807
2.43% due 05/09/2019(1)	200,000	199,893

Total Short-Term Investment Securities (cost $648,543)		648,543

TOTAL INVESTMENTS (cost $82,354,311)	87.8%	80,615,724
Other assets less liabilities	12.2	11,173,228

NET ASSETS	100.0%	$91,788,952

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2019, the aggregate value of these securities was $1,206,535 representing 1.3% of net assets.

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	Securities classified as Level 3 (see Note 1).
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
CJ Corp. (Preference Shares)	12/27/2018	33	$1,080	$1,036	$31.39	0.00%

ADR - American Depositary Receipt

CPO - Certification de Participations Ordinario

ETF - Exchange-Traded Funds

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
216	Long	MSCI Emerging Markets Index	June 2019	$11,369,250	$11,666,160	$296,910

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Banks-Commercial	11.5%
Exchange-Traded Funds	8.7
Internet Application Software	5.4
E-Commerce/Products	4.5
Oil Companies-Integrated	4.3
Electronic Components-Semiconductors	3.7
Semiconductor Components-Integrated Circuits	3.7
Cellular Telecom	2.5
Internet Content-Information/News	2.2
Real Estate Operations & Development	2.0
Diversified Financial Services	2.0
Oil Refining & Marketing	2.0
Insurance-Multi-line	1.4
Auto-Cars/Light Trucks	1.4
Insurance-Life/Health	1.3
Web Portals/ISP	1.1
Oil Companies-Exploration & Production	1.0
Electronic Components-Misc.	1.0
Computer Services	0.9
Metal-Iron	0.8
Chemicals-Diversified	0.8
U.S. Government Treasuries	0.7
Steel-Producers	0.7
Telecom Services	0.6
Medical-Drugs	0.6
Food-Misc./Diversified	0.6
Electric-Integrated	0.6
Brewery	0.5
Insurance-Property/Casualty	0.5
E-Commerce/Services	0.5
Schools	0.5
Retail-Apparel/Shoe	0.5
Petrochemicals	0.5
Beverages-Non-alcoholic	0.5
Entertainment Software	0.5
Food-Retail	0.5
Metal-Diversified	0.5
Gas-Distribution	0.5
Finance-Investment Banker/Broker	0.5
Building-Heavy Construction	0.4
Building Products-Cement	0.4
Retail-Restaurants	0.4
Retail-Automobile	0.4
Investment Companies	0.4
Photo Equipment & Supplies	0.4
Internet Content-Entertainment	0.4
Airport Development/Maintenance	0.4
Public Thoroughfares	0.4
Computers	0.3
Telephone-Integrated	0.3
Retail-Hypermarkets	0.3
Real Estate Investment Trusts	0.3
Diversified Operations	0.3
Cosmetics & Toiletries	0.3
Coal	0.3
Water	0.3
Chemicals-Plastics	0.3
Retail-Convenience Store	0.3
Textile-Apparel	0.3
Real Estate Management/Services	0.3
Tobacco	0.3
Retail-Misc./Diversified	0.3
Electric-Generation	0.2
Auto/Truck Parts & Equipment-Original	0.2
Non-Ferrous Metals	0.2
Medical-Generic Drugs	0.2
Food-Dairy Products	0.2
Medical-Hospitals	0.2
Distribution/Wholesale	0.2
Wireless Equipment	0.2
Airlines	0.2
Transport-Rail	0.2
Power Converter/Supply Equipment	0.2
Cable/Satellite TV	0.2

Paper & Related Products	0.2
Miscellaneous Manufacturing	0.2
Food-Meat Products	0.2
Appliances	0.2
Finance-Leasing Companies	0.2
Applications Software	0.2
Shipbuilding	0.2
Retail-Major Department Stores	0.1
Building & Construction-Misc.	0.1
Electric-Distribution	0.1
Food-Wholesale/Distribution	0.1
Food-Confectionery	0.1
Medical-Biomedical/Gene	0.1
Poultry	0.1
Gold Mining	0.1
Computers-Periphery Equipment	0.1
Retail-Drug Store	0.1
Diversified Operations/Commercial Services	0.1
Rental Auto/Equipment	0.1
Auto-Heavy Duty Trucks	0.1
Machinery-General Industrial	0.1
Warehousing & Harbor Transportation Services	0.1
Female Health Care Products	0.1
Audio/Video Products	0.1
Food-Flour & Grain	0.1
Aerospace/Defense	0.1
Medical-Wholesale Drug Distribution	0.1
Diversified Banking Institutions	0.1
Medical Products	0.1
Athletic Footwear	0.1
Metal Processors & Fabrication	0.1
Enterprise Software/Service	0.1
Food-Baking	0.1
Building & Construction Products-Misc.	0.1
Textile-Products	0.1
Finance-Consumer Loans	0.1
Casino Hotels	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Metal-Copper	0.1
Consumer Products-Misc.	0.1
Pastoral & Agricultural	0.1
Oil-Field Services	0.1
Private Equity	0.1
Commercial Services-Finance	0.1
Retail-Discount	0.1
Hotels/Motels	0.1
Transport-Truck	0.1
Gambling (Non-Hotel)	0.1
Banks-Special Purpose	0.1

87.8%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
South Korea	$8,988,650	$—	$1,036	$8,989,686
Other Countries	62,945,306	—	—	62,945,306
Exchange-Traded Funds	8,030,937	—	—	8,030,937
Rights:
Hong Kong	—	—	0	0
South Korea	—	709	—	709
Warrants	543	—	—	543
Short-Term Investment Securities	—	648,543	—	648,543

Total Investments at Value	$79,965,436	$649,252	$1,036	$80,615,724

Other Financial Instruments:†
Futures Contracts	$296,910	$—	$—	$296,910

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
U.S. CORPORATE BONDS & NOTES - 81.2%
Advanced Materials - 0.1%
Hexcel Corp. Senior Notes 3.95% due 02/15/2027	$1,260,000	$1,255,170
Advertising Agencies - 0.3%
Omnicom Group, Inc. Senior Notes 3.63% due 05/01/2022	3,000,000	3,058,648
Omnicom Group, Inc. Senior Notes 3.65% due 11/01/2024	1,770,000	1,807,894
		4,866,542
Aerospace/Defense - 0.7%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	4,440,000	4,515,815
Lockheed Martin Corp. Senior Notes 2.90% due 03/01/2025	2,155,000	2,139,492
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	2,190,000	2,248,941
Rockwell Collins, Inc. Senior Notes 3.10% due 11/15/2021	750,000	753,178
		9,657,426
Aerospace/Defense-Equipment - 0.7%
Arconic, Inc. Senior Notes 5.40% due 04/15/2021	2,200,000	2,267,540
Arconic, Inc. Senior Notes 5.87% due 02/23/2022	3,500,000	3,671,316
TransDigm, Inc. Company Guar. Notes 6.00% due 07/15/2022	425,000	430,844
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	1,200,000	1,249,500
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	375,000	375,937
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	1,025,000	1,038,453
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	1,250,000	1,262,500
TransDigm, Inc. Company Guar. Notes 7.50% due 03/15/2027*	275,000	283,594
		10,579,684
Airlines - 0.1%
Southwest Airlines Co. Senior Notes 2.75% due 11/06/2019	1,000,000	999,816
Apparel Manufacturers - 0.1%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	850,000	851,062
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	125,000	129,219
		980,281
Applications Software - 0.2%
Nuance Communications, Inc. Company Guar. Notes 5.63% due 12/15/2026	950,000	970,188
Nuance Communications, Inc. Company Guar. Notes 6.00% due 07/01/2024	375,000	383,906
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	1,100,000	1,128,187
		2,482,281
Auto-Cars/Light Trucks - 1.1%
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	3,000,000	2,549,232
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	550,000	557,945
General Motors Co. Senior Notes 4.00% due 04/01/2025	1,055,000	1,061,579
General Motors Co. Senior Notes 5.20% due 04/01/2045	3,250,000	3,047,076
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	1,750,000	1,748,955
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	2,750,000	2,763,402
Hyundai Capital America Senior Notes 2.60% due 03/19/2020*	2,500,000	2,486,491
Volkswagen Group of America Finance LLC Company Guar. Notes 4.25% due 11/13/2023*	2,445,000	2,527,598
		16,742,278
Auto-Heavy Duty Trucks - 0.1%
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	875,000	892,500
Auto-Truck Trailers - 0.0%
BCD Acquisition, Inc. Senior Sec. Notes 9.63% due 09/15/2023*	550,000	584,375
Auto/Truck Parts & Equipment-Original - 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.25% due 03/15/2026	325,000	325,000

American Axle & Manufacturing, Inc. Company Guar. Notes 6.50% due 04/01/2027	1,325,000	1,334,686
		1,659,686
Banks-Commercial - 1.5%
Associated Banc-Corp Sub. Notes 4.25% due 01/15/2025	2,710,000	2,787,784
Branch Banking & Trust Co. Sub. Notes 3.80% due 10/30/2026	3,000,000	3,082,025
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	3,510,000	3,583,194
City National Corp. Senior Notes 5.25% due 09/15/2020	2,205,000	2,282,220
Compass Bank Senior Notes 2.75% due 09/29/2019	1,530,000	1,529,038
Compass Bank Sub. Notes 3.88% due 04/10/2025	3,110,000	3,115,947
Discover Bank Sub. Notes 8.70% due 11/18/2019	688,000	708,797
Manufacturers & Traders Trust Co. FRS Sub. Notes 3.27% (3 ML+0.64%) due 12/01/2021	2,860,000	2,852,211
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	296,000	290,955
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	1,380,000	1,389,609
		21,621,780
Banks-Super Regional - 1.8%
Bank One Corp. Sub. Debentures 8.00% due 04/29/2027	460,000	587,987
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	2,330,000	2,343,562
Fifth Third Bancorp Sub. Notes 4.30% due 01/16/2024	3,485,000	3,662,490
Huntington Bancshares, Inc. Senior Notes 3.15% due 03/14/2021	1,340,000	1,348,374
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	1,780,000	1,893,347
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	3,500,000	3,506,697
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	6,300,000	6,325,098
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	4,800,000	4,991,104
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	2,330,000	2,498,937
		27,157,596
Batteries/Battery Systems - 0.1%
Energizer Holdings, Inc. Company Guar. Notes 5.50% due 06/15/2025*	100,000	101,062
Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*	500,000	516,094
Energizer Holdings, Inc. Company Guar. Notes 7.75% due 01/15/2027*	825,000	894,094
		1,511,250
Beverages-Non-alcoholic - 0.2%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025*	2,000,000	2,088,203
Keurig Dr Pepper, Inc. Company Guar. Notes 4.99% due 05/25/2038*	1,340,000	1,385,531
		3,473,734
Beverages-Wine/Spirits - 0.6%
Constellation Brands, Inc. Company Guar. Notes 4.65% due 11/15/2028	5,335,000	5,725,291
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048	2,250,000	2,451,328
		8,176,619
Brewery - 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046*	3,270,000	3,318,141
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	4,494,000	4,554,592
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	2,920,000	2,849,946
		10,722,679
Broadcast Services/Program - 0.5%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	75,000	76,760

Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Class B 6.50% due 11/15/2022	1,025,000	1,046,781
Fox Corp. Senior Notes 4.71% due 01/25/2029*	1,720,000	1,850,523
iHeartCommunications, Inc.(1) Senior Sec. Notes 9.00% due 03/01/2021	1,375,000	1,017,500
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 08/01/2024*	1,350,000	1,370,520
Nexstar Broadcasting, Inc. Company Guar. Notes 5.88% due 11/15/2022	575,000	587,937
Nexstar Broadcasting, Inc. Company Guar. Notes 6.13% due 02/15/2022*	725,000	734,969
		6,684,990
Building & Construction Products-Misc. - 0.2%
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	1,650,000	1,621,125
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	1,050,000	1,096,158
USG Corp. Company Guar. Notes 4.88% due 06/01/2027*	200,000	202,000
		2,919,283
Building & Construction-Misc. - 0.1%
NCI Building Systems, Inc. Company Guar. Notes 8.00% due 04/15/2026*	1,275,000	1,188,938
Building Products-Air & Heating - 0.2%
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	3,365,000	3,311,377
Building Products-Wood - 0.9%
Masco Corp. Senior Notes 4.38% due 04/01/2026	5,125,000	5,233,795
Masco Corp. Senior Notes 4.45% due 04/01/2025	5,110,000	5,297,348
Masco Corp. Senior Notes 4.50% due 05/15/2047	2,420,000	2,209,868
Masco Corp. Senior Notes 5.95% due 03/15/2022	554,000	593,944
		13,334,955
Cable/Satellite TV - 2.7%
Cablevision Systems Corp. Senior Notes 5.88% due 09/15/2022	1,100,000	1,144,000
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	1,025,000	1,023,719
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	575,000	583,625
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.25% due 09/30/2022	825,000	838,406
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	850,000	879,750
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 01/15/2024	300,000	307,500
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	900,000	940,050
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	1,000,000	1,044,710
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 05/01/2027*	1,400,000	1,454,250
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	2,350,000	2,490,308
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	2,365,000	2,678,909
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	4,690,000	4,689,933
Comcast Corp. Company Guar. Notes 4.00% due 11/01/2049	1,554,000	1,512,328
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	2,625,000	2,563,513
CSC Holdings LLC Senior Notes 5.13% due 12/15/2021*	1,325,000	1,328,312
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	750,000	763,125

CSC Holdings LLC Company Guar. Notes 5.38% due 07/15/2023*	825,000	843,563
CSC Holdings LLC Company Guar. Notes 5.50% due 05/15/2026*	375,000	385,078
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	1,175,000	1,210,403
CSC Holdings LLC Company Guar. Notes 6.50% due 02/01/2029*	225,000	241,594
CSC Holdings LLC Company Guar. Notes 6.63% due 10/15/2025*	875,000	929,687
CSC Holdings LLC Senior Notes 7.50% due 04/01/2028*	250,000	272,813
CSC Holdings LLC Senior Notes 7.75% due 07/15/2025*	1,075,000	1,155,289
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	150,000	137,438
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	1,600,000	1,380,000
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	1,000,000	895,000
Time Warner Cable LLC Senior Sec. Notes 4.00% due 09/01/2021	3,273,000	3,335,438
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	1,000,000	891,966
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	3,410,000	3,400,581
Time Warner Cable LLC Senior Sec. Notes 6.75% due 06/15/2039	690,000	769,629
		40,090,917
Casino Hotels - 0.4%
Boyd Gaming Corp. Company Guar. Notes 6.00% due 08/15/2026	125,000	129,844
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	175,000	184,188
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	1,450,000	1,502,562
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	700,000	692,790
MGM Resorts International Company Guar. Notes 5.50% due 04/15/2027	175,000	180,469
MGM Resorts International Company Guar. Notes 5.75% due 06/15/2025	675,000	713,812
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	650,000	693,875
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	350,000	387,187
Station Casinos LLC Company Guar. Notes 5.00% due 10/01/2025*	1,200,000	1,179,000
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	725,000	710,500
		6,374,227
Casino Services - 0.2%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 04/01/2025	800,000	826,030
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026	200,000	207,500
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 6.13% due 08/15/2021*	1,475,000	1,493,437
		2,526,967
Cellular Telecom - 0.6%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	1,675,000	1,678,664
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	975,000	984,750
Sprint Corp. Company Guar. Notes 7.63% due 03/01/2026	525,000	525,000
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	1,600,000	1,666,720
T-Mobile USA, Inc. Company Guar. Notes 4.50% due 02/01/2026	825,000	828,432
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	500,000	504,375
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	350,000	360,063
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	625,000	646,875

T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	1,200,000	1,283,640
		8,478,519
Chemicals-Diversified - 0.1%
Hexion, Inc.(1) Senior Sec. Notes 6.63% due 04/15/2020	1,500,000	1,188,750
Chemicals-Specialty - 0.1%
Platform Specialty Products Corp. Company Guar. Notes 5.88% due 12/01/2025*	1,000,000	1,023,750
PQ Corp. Company Guar. Notes 5.75% due 12/15/2025*	500,000	497,500
		1,521,250
Circuit Boards - 0.1%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	850,000	839,375
Coatings/Paint - 0.6%
RPM International, Inc. Senior Notes 4.55% due 03/01/2029	3,395,000	3,470,156
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	1,740,000	1,764,029
RPM International, Inc. Senior Notes 6.13% due 10/15/2019	1,875,000	1,901,525
Sherwin-Williams Co. Senior Notes 4.40% due 02/01/2045	1,415,000	1,324,779
		8,460,489
Commercial Services - 0.2%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	825,000	819,538
Star Merger Sub, Inc. Senior Sec. Notes 6.88% due 08/15/2026*	450,000	467,730
Star Merger Sub, Inc. Senior Notes 10.25% due 02/15/2027*	1,925,000	2,009,219
		3,296,487
Commercial Services-Finance - 0.6%
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	3,425,000	3,246,218
Equifax, Inc. Senior Notes 3.95% due 06/15/2023	1,315,000	1,350,257
Refinitiv US Holdings, Inc. Company Guar. Notes 8.25% due 11/15/2026*	1,825,000	1,849,510
Total System Services, Inc. Senior Notes 4.45% due 06/01/2028	1,850,000	1,906,647
Total System Services, Inc. Senior Notes 4.80% due 04/01/2026	695,000	729,985
		9,082,617
Computer Services - 0.2%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	1,675,000	1,679,187
SAIC, Inc. Senior Sec. Notes 5.95% due 12/01/2040	850,000	835,822
		2,515,009
Computer Software - 0.1%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	1,775,000	1,655,187
Computers - 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	1,940,000	2,101,927
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 7.13% due 06/15/2024*	1,850,000	1,957,181
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	2,435,000	2,996,950
Hewlett Packard Enterprise Co. Senior Notes 3.60% due 10/15/2020	1,670,000	1,685,617
		8,741,675
Computers-Integrated Systems - 0.1%
NCR Corp. Company Guar. Notes 5.00% due 07/15/2022	225,000	225,281
NCR Corp. Company Guar. Notes 5.88% due 12/15/2021	275,000	277,063
NCR Corp. Company Guar. Notes 6.38% due 12/15/2023	950,000	976,125
		1,478,469
Computers-Memory Devices - 0.0%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	750,000	723,750

Consulting Services - 0.4%
Gartner, Inc. Company Guar. Notes 5.13% due 04/01/2025*	375,000	384,082
Verisk Analytics, Inc. Senior Notes 4.00% due 06/15/2025	250,000	260,616
Verisk Analytics, Inc. Senior Notes 4.13% due 09/12/2022	2,068,000	2,139,268
Verisk Analytics, Inc. Senior Notes 4.13% due 03/15/2029	160,000	164,676
Verisk Analytics, Inc. Senior Notes 5.50% due 06/15/2045	3,060,000	3,358,392
		6,307,034
Consumer Products-Misc. - 0.2%
Prestige Brands, Inc. Company Guar. Notes 5.38% due 12/15/2021*	1,900,000	1,911,875
Prestige Brands, Inc. Company Guar. Notes 6.38% due 03/01/2024*	1,300,000	1,342,250
		3,254,125
Containers-Metal/Glass - 0.4%
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	1,175,000	1,166,951
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	2,625,000	2,556,094
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	925,000	943,500
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	225,000	235,406
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.38% due 08/15/2025*	550,000	584,375
		5,486,326
Containers-Paper/Plastic - 1.5%
Berry Global, Inc. Sec. Notes 5.13% due 07/15/2023	300,000	304,500
Berry Global, Inc. Sec. Notes 5.50% due 05/15/2022	1,850,000	1,875,437
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.75% due 02/01/2026	575,000	584,344
Crown Americas LLC/Crown Americas Capital Corp. V Company Guar. Notes 4.25% due 09/30/2026	100,000	97,375
Flex Acquisition Co., Inc. Senior Notes 6.88% due 01/15/2025*	2,500,000	2,331,250
Flex Acquisition Co., Inc. Senior Notes 7.88% due 07/15/2026*	1,150,000	1,077,780
Multi-Color Corp. Company Guar. Notes 4.88% due 11/01/2025*	425,000	441,469
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	1,575,000	1,620,281
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	2,750,000	2,773,543
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	915,000	966,157
Pactiv LLC Senior Notes 7.95% due 12/15/2025	325,000	333,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	1,477,889	1,482,323
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	400,000	415,000
Sealed Air Corp. Company Guar. Notes 5.25% due 04/01/2023*	475,000	494,000
Trident Merger Sub, Inc. Senior Notes 6.63% due 11/01/2025*	1,025,000	955,812
WestRock RKT Co. Company Guar. Notes 4.00% due 03/01/2023	700,000	717,163
WRKCo, Inc. Company Guar. Notes 4.00% due 03/15/2028	3,260,000	3,298,602
WRKCo, Inc. Company Guar. Notes 4.90% due 03/15/2029	2,100,000	2,255,071
		22,023,232
Cosmetics & Toiletries - 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	800,000	798,000
Data Processing/Management - 1.1%
Fidelity National Information Services, Inc. Company Guar. Notes 3.50% due 04/15/2023	3,800,000	3,862,728

Fidelity National Information Services, Inc. Company Guar. Notes 3.88% due 06/05/2024	2,265,000	2,337,826
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025	517,000	562,683
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	300,000	306,720
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	3,475,000	3,581,422
Fiserv, Inc. Senior Notes 3.85% due 06/01/2025	3,250,000	3,346,378
Fiserv, Inc. Senior Notes 4.20% due 10/01/2028	2,870,000	2,966,102
		16,963,859
Decision Support Software - 0.0%
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	100,000	104,750
Diagnostic Equipment - 0.5%
Avantor, Inc. Senior Sec. Notes 6.00% due 10/01/2024*	450,000	469,547
Avantor, Inc. Senior Notes 9.00% due 10/01/2025*	1,600,000	1,740,000
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	3,025,000	2,955,047
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	2,040,000	1,980,202
		7,144,796
Direct Marketing - 0.0%
Anna Merger Sub, Inc. Senior Notes 7.75% due 10/01/2022*	1,475,000	228,625
Disposable Medical Products - 0.2%
Sotera Health Holdings LLC Senior Notes 6.50% due 05/15/2023*	2,350,000	2,373,500
Teleflex, Inc. Company Guar. Notes 4.63% due 11/15/2027	125,000	124,375
Teleflex, Inc. Company Guar. Notes 4.88% due 06/01/2026	100,000	102,000
Teleflex, Inc. Company Guar. Notes 5.25% due 06/15/2024	900,000	922,500
		3,522,375
Distribution/Wholesale - 0.3%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	225,000	233,156
American Builders & Contractors Supply Co., Inc. Company Guar. Notes 5.88% due 05/15/2026*	1,475,000	1,519,250
CD&R Waterworks Merger Sub LLC Senior Notes 6.13% due 08/15/2025*	1,425,000	1,414,313
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	625,000	625,000
Performance Food Group, Inc. Company Guar. Notes 5.50% due 06/01/2024*	225,000	227,250
		4,018,969
Diversified Banking Institutions - 8.3%
Bank of America Corp. Senior Notes 2.33% due 10/01/2021	9,100,000	9,027,070
Bank of America Corp. Senior Notes 2.82% due 07/21/2023	6,540,000	6,495,946
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	2,975,000	2,994,452
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	3,170,000	3,224,756
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,000,000	1,022,305
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	3,350,000	3,497,114
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	3,500,000	3,586,210
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	2,760,000	2,822,074
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	4,250,000	4,224,153
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	2,085,000	2,095,615
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	6,250,000	6,169,153

Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	1,340,000	1,360,883
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	3,100,000	3,193,788
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	3,000,000	3,096,772
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	2,500,000	2,759,592
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	2,685,000	2,646,412
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	3,800,000	3,773,667
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	3,125,000	3,192,470
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	3,000,000	3,209,117
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	4,000,000	4,290,200
JPMorgan Chase & Co. Senior Notes 2.78% due 04/25/2023	2,020,000	2,008,590
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,510,000	1,530,572
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	5,670,000	5,616,834
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	10,500,000	10,805,254
Morgan Stanley Senior Notes 2.50% due 04/21/2021	4,695,000	4,669,490
Morgan Stanley Senior Notes 3.77% due 01/24/2029	2,000,000	2,018,160
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	8,250,000	8,330,622
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	4,000,000	4,136,257
Morgan Stanley Senior Notes 4.46% due 04/22/2039	3,125,000	3,254,097
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	2,000,000	2,161,744
Morgan Stanley Senior Notes 5.50% due 07/24/2020	5,000,000	5,155,617
		122,368,986
Diversified Manufacturing Operations - 0.8%
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	2,000,000	1,996,276
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	859,000	881,465
Koppers, Inc. Company Guar. Notes 6.00% due 02/15/2025*	1,425,000	1,379,115
Parker-Hannifin Corp. Senior Notes 3.25% due 03/01/2027	3,140,000	3,111,542
Textron, Inc. Senior Notes 3.88% due 03/01/2025	905,000	914,316
Textron, Inc. Senior Notes 3.90% due 09/17/2029	1,215,000	1,213,919
Textron, Inc. Senior Notes 4.30% due 03/01/2024	1,945,000	2,029,165
		11,525,798
E-Commerce/Services - 0.6%
Expedia, Inc. Company Guar. Notes 3.80% due 02/15/2028	2,770,000	2,727,826
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	4,450,000	4,749,362
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	930,000	965,231
Match Group, Inc. Senior Notes 5.00% due 12/15/2027*	450,000	452,250
Match Group, Inc. Senior Notes 6.38% due 06/01/2024	500,000	524,375
		9,419,044
Electric Products-Misc. - 0.3%
Molex Electronic Technologies LLC Senior Notes 3.90% due 04/15/2025*	2,500,000	2,517,254
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 12/15/2021	2,000,000	2,020,000
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 06/15/2024	250,000	256,250
		4,793,504

Electric-Distribution - 0.4%
Sempra Energy Senior Notes 3.55% due 06/15/2024	3,000,000	3,035,519
Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,387,463
UIL Holdings Corp. Senior Notes 4.63% due 10/01/2020	2,070,000	2,114,129
		6,537,111
Electric-Generation - 0.3%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	1,240,000	1,226,049
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	1,880,000	1,920,737
Vistra Operations Co LLC Company Guar. Notes 5.50% due 09/01/2026*	425,000	437,750
Vistra Operations Co. LLC Senior Notes 5.63% due 02/15/2027*	925,000	949,281
		4,533,817
Electric-Integrated - 3.2%
Ameren Corp. Senior Notes 3.65% due 02/15/2026	1,480,000	1,500,029
American Electric Power Co., Inc. Senior Notes 2.95% due 12/15/2022	2,900,000	2,902,384
American Electric Power Co., Inc. Senior Notes 3.20% due 11/13/2027	3,125,000	3,056,429
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	1,145,000	1,336,489
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	1,367,000	1,452,495
Duke Energy Corp. Senior Notes 1.80% due 09/01/2021	600,000	586,715
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	1,810,000	1,730,266
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	2,000,000	1,861,006
Entergy Gulf States Louisiana LLC 1st Mtg. Notes 5.59% due 10/01/2024	125,000	140,930
Evergy, Inc. Senior Notes 4.85% due 06/01/2021	1,000,000	1,030,123
Eversource Energy Senior Notes 3.35% due 03/15/2026	3,300,000	3,258,655
Exelon Corp. Senior Notes 3.95% due 06/15/2025	1,500,000	1,567,585
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	4,900,000	5,079,065
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	538,221
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/2037	4,750,000	5,928,487
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	1,125,000	1,139,034
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.63% due 06/15/2023	3,000,000	3,063,912
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 4.50% due 06/01/2021	2,000,000	2,061,401
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	2,500,000	2,570,989
PPL Capital Funding, Inc. Company Guar. Notes 4.20% due 06/15/2022	590,000	607,621
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/2021	725,000	744,179
Southern Co. Senior Notes 3.25% due 07/01/2026	4,950,000	4,882,633
		47,038,648
Electronic Components-Semiconductors - 0.4%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	3,440,000	3,282,621
Micron Technology, Inc. Senior Notes 4.64% due 02/06/2024	2,750,000	2,834,178
		6,116,799
Electronic Measurement Instruments - 0.5%
Agilent Technologies, Inc. Senior Notes 3.05% due 09/22/2026	3,330,000	3,220,530
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	4,175,000	4,345,808
		7,566,338
Electronic Security Devices - 0.4%
Allegion US Holding Co., Inc. Company Guar. Notes 3.55% due 10/01/2027	5,570,000	5,281,336

Resideo Funding, Inc. Company Guar. Notes 6.13% due 11/01/2026*	300,000	310,500
		5,591,836
Energy-Alternate Sources - 0.2%
Enviva Partners LP/Enviva Partners Finance Corp. Company Guar. Notes 8.50% due 11/01/2021	1,475,000	1,534,000
TerraForm Power Operating LLC Company Guar. Notes 4.25% due 01/31/2023*	100,000	98,875
TerraForm Power Operating LLC Company Guar. Notes 5.00% due 01/31/2028*	1,125,000	1,109,531
TerraForm Power Operating LLC Company Guar. Notes 6.63% due 06/15/2025*	725,000	757,625
		3,500,031
Enterprise Software/Service - 0.5%
Infor Software Parent LLC/Infor Software Parent, Inc. Senior Notes 7.13% due 05/01/2021*(2)	1,725,000	1,729,312
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	2,025,000	2,061,065
Informatica Corp. Senior Notes 7.13% due 07/15/2023*	1,700,000	1,738,250
Project Homestake Merger Corp. Company Guar. Notes 8.88% due 03/01/2023*	950,000	655,500
Sophia LP/Sophia Finance, Inc. Senior Notes 9.00% due 09/30/2023*	725,000	752,188
		6,936,315
Finance-Auto Loans - 0.1%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	1,375,000	1,490,156
Finance-Consumer Loans - 0.2%
Navient Corp. Senior Notes 5.88% due 10/25/2024	1,525,000	1,532,625
Navient Corp. Senior Notes 6.75% due 06/15/2026	150,000	151,138
SLM Corp. Senior Notes 5.50% due 01/25/2023	250,000	254,375
SLM Corp. Senior Notes 6.13% due 03/25/2024	850,000	869,380
		2,807,518

Finance-Credit Card - 0.8%
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	6,100,000	6,112,025
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	1,690,000	1,739,799
Discover Financial Services Senior Notes 3.85% due 11/21/2022	3,212,000	3,293,414
		11,145,238
Finance-Investment Banker/Broker - 0.9%
Cantor Fitzgerald LP Bonds 7.88% due 10/15/2019*	2,200,000	2,245,553
Jefferies Group LLC Senior Notes 4.85% due 01/15/2027	3,475,000	3,502,727
Jefferies Group LLC Senior Notes 5.13% due 01/20/2023	4,020,000	4,243,975
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	1,170,000	1,218,353
TD Ameritrade Holding Corp. Senior Notes 3.63% due 04/01/2025	2,650,000	2,741,579
		13,952,187
Finance-Mortgage Loan/Banker - 0.2%
Quicken Loans, Inc. Company Guar. Notes 5.25% due 01/15/2028*	450,000	436,500
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	2,275,000	2,309,125
		2,745,625
Finance-Other Services - 0.4%
CBOE Holdings, Inc. Senior Notes 3.65% due 01/12/2027	3,000,000	3,051,363
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	2,575,000	2,629,719
		5,681,082
Financial Guarantee Insurance - 0.0%
MBIA, Inc. Senior Notes 6.63% due 10/01/2028	250,000	224,688
Food-Baking - 0.1%
Flowers Foods, Inc. Senior Notes 3.50% due 10/01/2026	2,180,000	2,119,038
Food-Catering - 0.1%
Aramark Services, Inc. Company Guar. Notes 4.75% due 06/01/2026	275,000	279,125

Aramark Services, Inc. Company Guar. Notes 5.00% due 04/01/2025*	325,000	333,937
Aramark Services, Inc. Company Guar. Bonds 5.00% due 02/01/2028*	700,000	712,460
Aramark Services, Inc. Company Guar. Notes 5.13% due 01/15/2024	725,000	749,469
		2,074,991
Food-Meat Products - 0.2%
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	1,475,000	1,523,400
Tyson Foods, Inc. Company Guar. Notes 5.15% due 08/15/2044	1,250,000	1,298,449
		2,821,849
Food-Misc./Diversified - 1.5%
B&G Foods, Inc. Company Guar. Notes 5.25% due 04/01/2025	1,575,000	1,545,390
General Mills, Inc. Senior Notes 4.70% due 04/17/2048	1,075,000	1,096,332
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	1,355,000	1,278,018
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	3,405,000	3,436,117
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	2,810,000	2,485,985
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045	1,830,000	1,810,062
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	375,000	380,625
McCormick & Co., Inc. Senior Notes 3.15% due 08/15/2024	3,140,000	3,131,957
McCormick & Co., Inc. Senior Notes 3.40% due 08/15/2027	2,915,000	2,876,954
Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	800,000	797,000
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	225,000	230,344
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	500,000	505,440
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	2,200,000	2,255,000
		21,829,224
Food-Retail - 0.6%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	1,775,000	1,761,688
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 6.63% due 06/15/2024	1,025,000	1,057,031
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 7.50% due 03/15/2026*	475,000	503,500
Kroger Co. Senior Notes 3.50% due 02/01/2026	3,150,000	3,111,196
Kroger Co. Senior Notes 4.45% due 02/01/2047	1,325,000	1,216,946
Kroger Co. Company Guar. Notes 6.90% due 04/15/2038	940,000	1,108,203
		8,758,564
Food-Wholesale/Distribution - 0.1%
US Foods, Inc. Company Guar. Notes 5.88% due 06/15/2024*	1,400,000	1,431,500
Gambling (Non-Hotel) - 0.2%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	1,825,000	1,783,937
Mohegan Gaming & Entertainment Company Guar. Notes 7.88% due 10/15/2024*	1,075,000	1,040,063
		2,824,000
Gas-Distribution - 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	125,000	127,969
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	325,000	338,812
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.75% due 05/20/2027	300,000	309,750

AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	1,150,000	1,197,437
National Fuel Gas Co. Senior Notes 3.75% due 03/01/2023	3,800,000	3,821,219
National Fuel Gas Co. Senior Notes 4.90% due 12/01/2021	1,880,000	1,941,684
NiSource, Inc. Senior Notes 2.65% due 11/17/2022	1,350,000	1,332,244
NiSource, Inc. Senior Notes 4.38% due 05/15/2047	935,000	956,528
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	1,120,000	1,044,395
		11,070,038
Home Decoration Products - 0.2%
Newell Brands, Inc. Senior Notes 4.20% due 04/01/2026	3,500,000	3,330,703
Hotels/Motels - 0.8%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	2,400,000	2,469,000
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	3,169,000	3,374,985
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	200,000	200,270
Hilton Domestic Operating Co., Inc. Company Guar. Notes 5.13% due 05/01/2026*	900,000	921,375
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	4,420,000	4,409,990
Wyndham Hotels & Resorts, Inc. Company Guar. Notes 5.38% due 04/15/2026*	625,000	637,500
		12,013,120
Human Resources - 0.2%
Team Health Holdings, Inc. Company Guar. Notes 6.38% due 02/01/2025*	2,950,000	2,507,500
Independent Power Producers - 0.3%
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	100,000	100,125
Calpine Corp. Senior Notes 5.38% due 01/15/2023	100,000	100,750
Calpine Corp. Senior Notes 5.75% due 01/15/2025	1,325,000	1,311,750
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	150,000	153,000
Dynegy, Inc. Company Guar. Notes 5.88% due 06/01/2023	175,000	178,500
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028	325,000	344,165
NRG Energy, Inc. Company Guar. Notes 6.25% due 05/01/2024	1,675,000	1,728,935
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	575,000	615,250
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	225,000	244,969
		4,777,444
Insurance Brokers - 0.4%
HUB International, Ltd. Senior Notes 7.00% due 05/01/2026*	3,600,000	3,631,500
USI, Inc. Senior Notes 6.88% due 05/01/2025*	1,675,000	1,668,719
		5,300,219
Insurance-Life/Health - 1.5%
Aflac, Inc. Senior Notes 2.88% due 10/15/2026	4,275,000	4,188,287
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	1,900,000	1,966,192
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	1,876,669
Pacific LifeCorp Senior Notes 6.60% due 09/15/2033*	2,700,000	3,299,344
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,167,975
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	2,740,000	2,742,949
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	1,850,000	1,872,394
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	1,050,706
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	2,130,000	2,792,600

TIAA Asset Management Finance Co. LLC Senior Notes 4.13% due 11/01/2024*	1,080,000	1,136,603
		22,093,719
Insurance-Multi-line - 0.6%
Acrisure LLC/Acrisure Finance, Inc. Senior Notes 7.00% due 11/15/2025*	1,325,000	1,199,125
Acrisure LLC/Acrisure Finance, Inc. Senior Sec. Notes 8.13% due 02/15/2024*	475,000	496,672
CNA Financial Corp. Senior Notes 5.88% due 08/15/2020	570,000	591,894
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	2,255,000	2,804,777
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	2,870,000	4,476,102
		9,568,570
Insurance-Mutual - 0.5%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	3,120,000	3,243,974
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	680,000	714,200
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/2021*	580,000	601,658
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	1,008,000	1,576,310
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	420,000	572,608
		6,708,750
Insurance-Property/Casualty - 0.3%
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	1,200,000	1,209,000
AssuredPartners, Inc. Senior Notes 7.00% due 08/15/2025*	1,375,000	1,299,375
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	1,890,000	1,900,361
		4,408,736
Investment Management/Advisor Services - 0.9%
Eaton Vance Corp. Senior Notes 3.63% due 06/15/2023	1,100,000	1,129,188
FMR LLC Senior Notes 5.35% due 11/15/2021*	1,260,000	1,332,663
FMR LLC Notes 7.49% due 06/15/2019*	400,000	402,127
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	2,944,733
NFP Corp. Senior Notes 6.88% due 07/15/2025*	1,625,000	1,596,563
Raymond James Financial, Inc. Senior Notes 5.63% due 04/01/2024	2,150,000	2,381,657
Stifel Financial Corp. Senior Notes 3.50% due 12/01/2020	2,540,000	2,563,445
Stifel Financial Corp. Senior Notes 4.25% due 07/18/2024	865,000	890,895
		13,241,271
Linen Supply & Related Items - 0.2%
Cintas Corp. No. 2 Company Guar. Notes 3.70% due 04/01/2027	3,140,000	3,216,616
Machinery-Farming - 0.1%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	2,155,000	2,202,333
Machinery-General Industrial - 0.4%
JPW Industries Holding Corp. Senior Sec. Notes 9.00% due 10/01/2024*	75,000	73,125
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	1,225,000	1,236,985
Roper Technologies, Inc. Senior Notes 3.85% due 12/15/2025	3,510,000	3,584,562
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	955,000	982,956
Stevens Holding Co, Inc. Company Guar. Notes 6.13% due 10/01/2026*	200,000	210,500
		6,088,128
Medical Information Systems - 0.1%
IQVIA, Inc. Company Guar. Notes 5.00% due 10/15/2026*	1,175,000	1,199,969
Medical Labs & Testing Services - 0.3%
Charles River Laboratories International, Inc. Company Guar. Notes 5.50% due 04/01/2026*	325,000	340,031

Eagle Holding Co. II LLC Senior Notes 7.63% due 05/15/2022*(2)	350,000	351,750
Envision Healthcare Corp. Company Guar. Notes 8.75% due 10/15/2026*	1,500,000	1,413,750
MEDNAX, Inc. Company Guar. Notes 6.25% due 01/15/2027*	900,000	918,000
West Street Merger Sub, Inc. Senior Notes 6.38% due 09/01/2025*	1,975,000	1,910,813
		4,934,344
Medical Products - 1.2%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	3,655,000	3,808,794
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	2,900,000	3,305,859
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	3,025,000	3,012,266
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	1,625,000	1,651,271
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	3,950,000	4,044,348
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	1,605,000	1,600,549
		17,423,087
Medical-Biomedical/Gene - 1.2%
Bio-Rad Laboratories, Inc. Senior Notes 4.88% due 12/15/2020	2,380,000	2,452,189
Celgene Corp. Senior Notes 3.88% due 08/15/2025	2,600,000	2,681,222
Celgene Corp. Senior Notes 3.90% due 02/20/2028	5,600,000	5,724,005
Celgene Corp. Senior Notes 5.00% due 08/15/2045	5,530,000	5,947,329
Sterigenics-Nordion Topco LLC Senior Notes 8.13% due 11/01/2021*(2)	1,225,000	1,225,000
		18,029,745
Medical-Drugs - 0.7%
Bausch Health Americas, Inc. Company Guar. Notes 8.50% due 01/31/2027*	925,000	1,007,672
Bausch Health Cos, Inc. Company Guar. Notes 9.25% due 04/01/2026*	675,000	750,938
Bayer US Finance II LLC Company Guar. Notes 3.88% due 12/15/2023*	2,150,000	2,168,413
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	910,000	922,416
Bayer US Finance II LLC Company Guar. Notes 4.88% due 06/25/2048*	1,000,000	967,367
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	2,700,000	2,691,188
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	720,000	704,865
Eli Lilly & Co. Senior Notes 3.38% due 03/15/2029	1,255,000	1,283,858
		10,496,717
Medical-HMO - 0.3%
Anthem, Inc. Senior Notes 5.85% due 01/15/2036	760,000	885,199
Centene Corp. Senior Notes 4.75% due 01/15/2025	250,000	253,625
Centene Corp. Senior Notes 5.38% due 06/01/2026*	600,000	624,138
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	2,650,000	2,663,780
Polaris Intermediate Corp. Senior Notes 8.50% due 12/01/2022*(2)	725,000	721,375
		5,148,117
Medical-Hospitals - 0.9%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.63% due 02/15/2023	550,000	555,500
Acadia Healthcare Co., Inc. Company Guar. Notes 6.50% due 03/01/2024	1,375,000	1,423,125
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	875,000	852,031
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	1,075,000	703,453
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.00% due 03/15/2026*	525,000	510,563
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.63% due 01/15/2024*	225,000	228,375

HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	950,000	1,011,750
HCA, Inc. Company Guar. Notes 5.88% due 02/15/2026	1,325,000	1,427,687
HCA, Inc. Company Guar. Notes 5.88% due 02/01/2029	800,000	861,000
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. Company Guar. Notes 9.75% due 12/01/2026*	1,400,000	1,461,250
Surgery Center Holdings, Inc. Company Guar. Notes 6.75% due 07/01/2025*	1,275,000	1,185,750
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021	650,000	657,312
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	375,000	376,057
Tenet Healthcare Corp. Sec. Notes 5.13% due 05/01/2025	925,000	933,094
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	1,175,000	1,198,500
Tenet Healthcare Corp. Senior Notes 7.00% due 08/01/2025	600,000	607,500
		13,992,947
Medical-Outpatient/Home Medical - 0.1%
Air Medical Group Holdings, Inc. Senior Notes 6.38% due 05/15/2023*	1,925,000	1,766,187
Medical-Wholesale Drug Distribution - 0.1%
Vizient, Inc. Senior Notes 6.25% due 05/15/2027*	200,000	206,500
Vizient, Inc. Senior Notes 10.38% due 03/01/2024*	1,525,000	1,644,865
		1,851,365
Metal Processors & Fabrication - 0.1%
Hillman Group, Inc. Company Guar. Notes 6.38% due 07/15/2022*	1,175,000	1,089,813
Metal Products-Distribution - 0.6%
Worthington Industries, Inc. Senior Notes 4.30% due 08/01/2032	1,805,000	1,753,937
Worthington Industries, Inc. Senior Notes 4.55% due 04/15/2026	3,083,000	3,122,044
Worthington Industries, Inc. Senior Notes 6.50% due 04/15/2020	4,550,000	4,675,062
		9,551,043
Metal-Copper - 0.4%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,550,000	1,534,500
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	1,375,000	1,290,781
Southern Copper Corp. Senior Notes 3.50% due 11/08/2022	1,755,000	1,775,630
Southern Copper Corp. Senior Notes 6.75% due 04/16/2040	950,000	1,144,926
		5,745,837
Multimedia - 0.7%
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	2,710,000	2,722,266
NBCUniversal Media LLC Company Guar. Notes 5.15% due 04/30/2020	1,100,000	1,125,888
NBCUniversal Media LLC Company Guar. Notes 5.95% due 04/01/2041	2,000,000	2,468,107
Walt Disney Co. Company Guar. Notes 3.70% due 09/15/2024*	1,000,000	1,042,452
Walt Disney Co. Company Guar. Notes 5.40% due 10/01/2043*	1,000,000	1,228,638
Walt Disney Co. Company Guar. Notes 7.63% due 11/30/2028*	1,000,000	1,327,799
		9,915,150
Music - 0.1%
EMI Music Publishing Group North America Holdings, Inc. Company Guar. Notes 7.63% due 06/15/2024*	900,000	954,000
Office Automation & Equipment - 0.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	1,200,000	1,270,500
Xerox Corp. Senior Notes 4.50% due 05/15/2021	825,000	834,075
		2,104,575
Oil Companies-Exploration & Production - 2.4%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	4,600,000	4,677,100

Antero Resources Corp. Company Guar. Notes 5.00% due 03/01/2025	450,000	441,000
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	475,000	478,562
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 7.00% due 11/01/2026*	125,000	121,875
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 10.00% due 04/01/2022*	425,000	464,312
Berry Petroleum Co. LLC Company Guar. Notes 7.00% due 02/15/2026*	575,000	564,219
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	940,000	965,568
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	275,000	281,187
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	425,000	413,232
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.25% due 07/15/2025	550,000	559,625
Centennial Resource Production LLC Company Guar. Notes 6.88% due 04/01/2027*	650,000	673,562
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	225,000	222,188
Chesapeake Energy Corp. Company Guar. Notes 7.00% due 10/01/2024	650,000	642,484
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 01/15/2025	250,000	253,125
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 06/15/2027	800,000	782,222
Cimarex Energy Co. Senior Notes 3.90% due 05/15/2027	1,330,000	1,332,094
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.63% due 10/15/2025*	1,475,000	1,456,562
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.50% due 01/30/2026*	75,000	78,188
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	400,000	426,000
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	875,000	581,875
Gulfport Energy Corp. Company Guar. Notes 6.00% due 10/15/2024	550,000	482,284
Gulfport Energy Corp. Company Guar. Notes 6.38% due 05/15/2025	450,000	396,000
Gulfport Energy Corp. Company Guar. Notes 6.38% due 01/15/2026	250,000	215,625
Hess Corp. Senior Notes 5.60% due 02/15/2041	2,000,000	2,092,191
Jagged Peak Energy LLC Company Guar. Notes 5.88% due 05/01/2026	725,000	728,625
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	450,000	424,125
Laredo Petroleum, Inc. Company Guar. Notes 6.25% due 03/15/2023	300,000	276,750
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	4,250,000	4,299,944
Oasis Petroleum, Inc. Company Guar. Notes 6.25% due 05/01/2026*	675,000	651,375
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	521,000	522,954
Occidental Petroleum Corp. Senior Notes 4.20% due 03/15/2048	835,000	814,270
Occidental Petroleum Corp. Senior Notes 4.40% due 04/15/2046	850,000	856,387
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.25% due 08/15/2025*	200,000	201,750
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.63% due 10/15/2027*	500,000	511,250
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 6.25% due 06/01/2024*	200,000	207,500
PDC Energy, Inc. Company Guar. Notes 5.75% due 05/15/2026	625,000	625,781

PDC Energy, Inc. Company Guar. Notes 6.13% due 09/15/2024	200,000	203,000
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023	550,000	534,875
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026	400,000	374,672
Range Resources Corp. Company Guar. Notes 4.88% due 05/15/2025	450,000	414,562
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023	700,000	681,016
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021	75,000	77,229
SM Energy Co. Senior Notes 5.63% due 06/01/2025	275,000	257,469
SM Energy Co. Senior Notes 6.63% due 01/15/2027	125,000	117,813
SM Energy Co. Senior Notes 6.75% due 09/15/2026	750,000	718,125
Southwestern Energy Co. Company Guar. Notes 7.75% due 10/01/2027	800,000	810,000
SRC Energy, Inc. Company Guar. Notes 6.25% due 12/01/2025	925,000	878,926
Ultra Resources, Inc. Company Guar. Notes 6.88% due 04/15/2022*	175,000	56,875
Ultra Resources, Inc. Company Guar. Notes 7.13% due 04/15/2025*	700,000	101,500
Whiting Petroleum Corp. Company Guar. Notes 6.25% due 04/01/2023	625,000	639,062
Whiting Petroleum Corp. Company Guar. Notes 6.63% due 01/15/2026	500,000	499,225
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	225,000	232,313
		35,318,453
Oil Companies-Integrated - 0.4%
BP Capital Markets America, Inc. Company Guar. Notes 3.12% due 05/04/2026	2,810,000	2,796,955
BP Capital Markets America, Inc. Company Guar. Notes 4.74% due 03/11/2021	2,290,000	2,376,196
XTO Energy, Inc. Company Guar. Notes 6.38% due 06/15/2038	440,000	590,029
XTO Energy, Inc. Company Guar. Notes 6.75% due 08/01/2037	605,000	825,487
		6,588,667
Oil Refining & Marketing - 0.7%
CVR Refining LLC/Coffeyville Finance, Inc. Company Guar. Notes 6.50% due 11/01/2022	1,700,000	1,727,625
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	1,850,000	1,870,938
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	730,000	887,469
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 4.88% due 01/15/2023	75,000	76,219
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.50% due 02/15/2026	475,000	483,312
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.88% due 03/15/2028	425,000	435,625
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	1,535,000	1,556,822
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	1,000,000	1,050,689
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	1,540,000	2,006,710
		10,095,409
Oil-Field Services - 0.3%
Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026	150,000	154,875
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	800,000	833,000
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	800,000	680,000
SESI LLC Company Guar. Notes 7.75% due 09/15/2024	1,450,000	1,069,375
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	1,175,000	1,235,959

USA Compression Partners LP/USA Compression Finance Corp. Senior Notes 6.88% due 09/01/2027*	600,000	631,500
		4,604,709
Paper & Related Products - 0.4%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	525,000	507,937
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	1,150,000	1,052,250
International Paper Co. Senior Notes 4.40% due 08/15/2047	4,175,000	3,876,432
Pope & Talbot, Inc. Debentures 8.38% due 06/01/2013(3)(5)(6)	250,000	25
		5,436,644
Pharmacy Services - 1.0%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028*	2,215,000	2,284,773
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	1,575,000	1,573,397
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	4,025,000	4,049,521
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	3,130,000	3,044,782
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	2,740,000	2,703,579
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,265,000	1,257,535
CVS Pass-Through Trust Pass-Through Certs. 5.30% due 01/11/2027*	352,685	366,352
		15,279,939
Pipelines - 4.2%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	850,000	864,621
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.20% due 12/01/2047	1,265,000	1,293,271
Andeavor Logistics LP / Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022	186,000	191,115
Andeavor Logistics LP / Tesoro Logistics Finance Corp. Company Guar. Notes 6.38% due 05/01/2024	350,000	367,719
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024	1,125,000	1,146,825
Antero Midstream Partners LP/Antero Midstream Finance Corp. Senior Notes 5.75% due 03/01/2027*	375,000	382,500
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	375,000	372,188
Boardwalk Pipelines LP Company Guar. Notes 4.80% due 05/03/2029	980,000	979,147
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	225,000	234,563
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	950,000	1,023,625
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024	350,000	392,438
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	1,575,000	1,606,500
Cheniere Energy Partners LP Company Guar. Notes 5.63% due 10/01/2026*	350,000	361,536
CNX Midstream Partners LP/CNX Midstream Finance Corp. Senior Notes 6.50% due 03/15/2026*	1,350,000	1,304,437
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	2,065,000	2,168,123
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	1,260,000	1,406,122
Energy Transfer Partners LP Company Guar. Notes 4.90% due 02/01/2024	4,250,000	4,491,146
Energy Transfer Partners LP Company Guar. Notes 5.15% due 03/15/2045	3,013,000	2,930,586
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	3,300,000	3,408,320
Florida Gas Transmission Co. LLC Senior Notes 5.45% due 07/15/2020*	700,000	720,811

Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	1,575,000	1,642,378
Kinder Morgan Energy Partners LP Company Guar. Notes 3.95% due 09/01/2022	4,600,000	4,725,940
Kinder Morgan Energy Partners LP Company Guar. Notes 5.80% due 03/15/2035	2,540,000	2,814,082
Kinder Morgan Energy Partners LP Company Guar. Notes 6.38% due 03/01/2041	570,000	661,755
Kinder Morgan Energy Partners LP Company Guar. Notes 6.55% due 09/15/2040	2,960,000	3,423,506
MPLX LP Senior Notes 4.50% due 04/15/2038	3,150,000	3,021,088
MPLX LP Senior Notes 5.20% due 03/01/2047	2,250,000	2,317,145
NuStar Logistics LP Company Guar. Notes 5.63% due 04/28/2027	1,450,000	1,449,565
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	2,370,000	2,385,505
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,425,000	1,407,187
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.75% due 04/15/2025	850,000	784,125
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028	725,000	712,284
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.13% due 02/01/2025	250,000	255,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.25% due 05/01/2023	150,000	151,875
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.38% due 02/01/2027	625,000	634,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.88% due 04/15/2026	725,000	763,289
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027*	75,000	80,344
TC PipeLines LP Senior Notes 3.90% due 05/25/2027	1,270,000	1,259,145
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	1,510,000	1,488,236
TransMontaigne Partners LP/TLP Finance Corp. Company Guar. Notes 6.13% due 02/15/2026	475,000	457,188
Williams Partners LP Senior Notes 4.90% due 01/15/2045	2,960,000	2,955,521
Williams Partners LP Senior Notes 5.25% due 03/15/2020	2,720,000	2,772,288
		61,808,039
Precious Metals - 0.1%
Coeur Mining, Inc. Company Guar. Notes 5.88% due 06/01/2024	1,000,000	950,000
Professional Sports - 0.1%
Football Trust V Pass-Through Certs. 5.35% due 10/05/2020*	1,580,838	1,630,078
Quarrying - 0.1%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	1,125,000	1,060,313
Racetracks - 0.0%
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	500,000	493,750
Radio - 0.4%
CBS Radio, Inc. Company Guar. Notes 7.25% due 11/01/2024*	1,025,000	1,060,875
Entercom Media Corp. Sec. Notes 6.50% due 05/01/2027*	300,000	306,000
Radio One, Inc. Senior Sec. Notes 7.38% due 04/15/2022*	650,000	637,000
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	1,050,000	1,076,250
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	925,000	951,594
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	1,200,000	1,239,000
		5,270,719

Real Estate Investment Trusts - 3.4%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.90% due 06/15/2023	2,100,000	2,171,860
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	2,110,000	2,146,651
American Tower Corp. Senior Notes 3.45% due 09/15/2021	3,100,000	3,144,752
American Tower Corp. Senior Notes 5.00% due 02/15/2024	2,400,000	2,590,372
AvalonBay Communities, Inc. Senior Notes 3.35% due 05/15/2027	2,745,000	2,775,738
Boston Properties LP Senior Notes 3.80% due 02/01/2024	1,400,000	1,438,120
Crown Castle International Corp. Senior Notes 2.25% due 09/01/2021	410,000	404,404
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	3,560,000	3,552,191
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	2,600,000	2,685,988
Healthcare Trust of America Holdings LP Company Guar. Notes 3.70% due 04/15/2023	2,300,000	2,323,672
Host Hotels & Resorts LP Senior Notes 4.00% due 06/15/2025	2,815,000	2,806,392
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	490,000	495,183
Kimco Realty Corp. Senior Notes 3.80% due 04/01/2027	1,730,000	1,734,961
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024	275,000	288,406
Mid-America Apartments LP Senior Notes 3.75% due 06/15/2024	3,200,000	3,263,437
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	1,590,000	1,583,976
Plum Creek Timberlands LP Senior Notes 3.25% due 03/15/2023	1,370,000	1,378,108
Regency Centers Corp. Company Guar. Notes 3.75% due 11/15/2022	3,900,000	3,985,531
Tanger Properties LP Senior Notes 3.13% due 09/01/2026	2,600,000	2,403,866
Tanger Properties LP Senior Notes 3.75% due 12/01/2024	1,000,000	986,892
Tanger Properties LP Senior Notes 3.88% due 12/01/2023	2,100,000	2,106,582
UDR, Inc. Company Guar. Notes 2.95% due 09/01/2026	2,180,000	2,085,718
UDR, Inc. Company Guar. Notes 3.75% due 07/01/2024	500,000	508,628
UDR, Inc. Company Guar. Notes 4.63% due 01/10/2022	710,000	736,991
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	1,890,000	1,965,922
		49,564,341
Rental Auto/Equipment - 0.6%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	750,000	746,843
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	4,090,000	4,696,160
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	1,075,000	1,066,938
United Rentals North America, Inc. Company Guar. Notes 5.25% due 01/15/2030	175,000	175,875
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	400,000	414,200
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	425,000	437,750
United Rentals North America, Inc. Company Guar. Notes 5.88% due 09/15/2026	400,000	418,000
United Rentals North America, Inc. Company Guar. Notes 6.50% due 12/15/2026	275,000	294,250
		8,250,016
Research & Development - 0.2%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Company Guar. Notes 6.38% due 08/01/2023*	3,475,000	3,544,500
Resorts/Theme Parks - 0.1%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	400,000	400,000

Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	1,725,000	1,761,225
		2,161,225
Retail-Arts & Crafts - 0.1%
Michaels Stores, Inc. Company Guar. Notes 5.88% due 12/15/2020*	750,000	751,500
Retail-Auto Parts - 0.6%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 01/15/2022	840,000	868,688
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	3,750,000	3,933,231
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	975,000	948,662
AutoZone, Inc. Senior Notes 3.75% due 06/01/2027	2,870,000	2,915,791
		8,666,372
Retail-Building Products - 0.4%
Home Depot, Inc. Senior Notes 2.80% due 09/14/2027	3,600,000	3,540,285
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	1,510,000	1,931,845
		5,472,130
Retail-Discount - 0.1%
Dollar Tree, Inc. Senior Notes 3.70% due 05/15/2023	1,630,000	1,656,945
Retail-Leisure Products - 0.1%
Party City Holdings, Inc. Company Guar. Notes 6.13% due 08/15/2023*	1,325,000	1,344,875
Party City Holdings, Inc. Company Guar. Notes 6.63% due 08/01/2026*	825,000	817,798
		2,162,673
Retail-Pet Food & Supplies - 0.0%
PetSmart, Inc. Company Guar. Notes 7.13% due 03/15/2023*	225,000	199,125
Retail-Propane Distribution - 0.3%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	975,000	870,187
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022	950,000	840,750
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.50% due 06/01/2024	800,000	796,016
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.75% due 03/01/2025	250,000	245,938
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.88% due 03/01/2027	1,150,000	1,118,375
		3,871,266
Retail-Restaurants - 0.1%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	700,000	695,016
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	100,000	102,250
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	450,000	464,063
		1,261,329
Rubber-Tires - 0.1%
Goodyear Tire & Rubber Co. Company Guar. Notes 4.88% due 03/15/2027	425,000	402,156
Goodyear Tire & Rubber Co. Company Guar. Notes 5.00% due 05/31/2026	625,000	607,574
		1,009,730
Rubber/Plastic Products - 0.1%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	1,483,000	1,483,000
Semiconductor Components-Integrated Circuits - 0.1%
QUALCOMM, Inc. Senior Notes 2.60% due 01/30/2023	1,940,000	1,925,193
Semiconductor Equipment - 0.1%
Entegris, Inc. Company Guar. Notes 4.63% due 02/10/2026*	400,000	400,000
Lam Research Corp. Senior Notes 4.00% due 03/15/2029	1,585,000	1,641,022
		2,041,022
Shipbuilding - 0.2%
Huntington Ingalls Industries, Inc. Company Guar. Notes 3.48% due 12/01/2027	2,470,000	2,415,191

Soap & Cleaning Preparation - 0.1%
Church & Dwight Co., Inc. Senior Notes 3.15% due 08/01/2027	1,350,000	1,310,619
Software Tools - 0.1%
JDA Escrow LLC/JDA Bond Finance, Inc. Company Guar. Notes 7.38% due 10/15/2024*	1,625,000	1,692,031
Steel Pipe & Tube - 0.3%
Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044	500,000	471,012
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	4,815,000	4,469,981
		4,940,993
Steel-Producers - 0.9%
Carpenter Technology Corp. Senior Notes 4.45% due 03/01/2023	2,920,000	2,971,982
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	2,600,000	2,662,501
Reliance Steel & Aluminum Co. Senior Notes 4.50% due 04/15/2023	6,770,000	7,037,055
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	575,000	593,687
		13,265,225
Telecom Equipment-Fiber Optics - 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	1,100,000	1,129,128
Telecommunication Equipment - 0.1%
Anixter, Inc. Company Guar. Notes 6.00% due 12/01/2025*	775,000	823,438
Telephone-Integrated - 2.5%
AT&T, Inc. Senior Notes 2.45% due 06/30/2020	4,000,000	3,988,375
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	5,100,000	5,123,050
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	3,475,000	3,607,347
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	3,485,000	3,496,956
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	1,500,000	1,560,427
AT&T, Inc. Senior Notes 5.30% due 08/15/2058	2,750,000	2,916,340
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	3,500,000	4,191,354
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	1,025,000	981,437
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	8,545,000	8,463,508
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	3,000,000	3,216,900
		37,545,694
Television - 0.8%
AMC Networks, Inc. Company Guar. Notes 4.75% due 08/01/2025	825,000	820,537
AMC Networks, Inc. Company Guar. Notes 5.00% due 04/01/2024	1,075,000	1,088,437
CBS Corp. Company Guar. Notes 4.90% due 08/15/2044	2,550,000	2,532,655
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	275,000	279,813
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	1,275,000	1,314,053
Gray Television, Inc. Senior Notes 7.00% due 05/15/2027*	325,000	350,898
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*	250,000	240,000
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	950,000	960,412
Sinclair Television Group, Inc. Company Guar. Notes 5.88% due 03/15/2026*	1,350,000	1,356,750
TEGNA, Inc. Company Guar. Notes 5.50% due 09/15/2024*	350,000	359,188
TEGNA, Inc. Company Guar. Notes 6.38% due 10/15/2023	675,000	697,363
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	1,650,000	1,673,100
		11,673,206
Tobacco - 0.6%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	226,000	229,732

BAT Capital Corp. Company Guar. Notes 3.56% due 08/15/2027	4,270,000	4,065,301
BAT Capital Corp. Company Guar. Notes 4.54% due 08/15/2047	5,625,000	5,022,076
		9,317,109
Transport-Rail - 0.7%
Burlington Northern and Santa Fe Railway Co. Pass-Through Certs. Series 1992-2 7.57% due 01/02/2021	20,993	21,770
Burlington Northern Santa Fe LLC Senior Notes 3.00% due 04/01/2025	3,000,000	3,026,692
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	2,200,000	2,715,622
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023	1,935,000	1,932,339
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	2,710,000	2,831,442
		10,527,865
Transport-Services - 0.4%
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	2,000,000	1,998,939
Ryder System, Inc. Senior Notes 3.88% due 12/01/2023	3,300,000	3,373,690
		5,372,629
Travel Services - 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	300,000	306,750
Trucking/Leasing - 0.6%
Penske Truck Leasing Co. LP Senior Notes 3.45% due 07/01/2024*	2,750,000	2,751,254
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	2,400,000	2,398,389
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	3,300,000	3,139,824
		8,289,467
Vitamins & Nutrition Products - 0.3%
Mead Johnson Nutrition Co. Company Guar. Notes 3.00% due 11/15/2020	2,550,000	2,557,115

Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	1,270,000	1,339,307
		3,896,422
Total U.S. Corporate Bonds & Notes (cost $1,177,537,811)		1,199,255,803
FOREIGN CORPORATE BONDS & NOTES - 16.2%
Advertising Services - 0.2%
WPP Finance 2010 Company Guar. Notes 5.13% due 09/07/2042	2,460,000	2,329,477
Aerospace/Defense - 0.5%
Embraer Netherlands Finance BV Company Guar. Notes 5.05% due 06/15/2025	3,135,000	3,300,403
Embraer Overseas, Ltd. Company Guar. Notes 5.70% due 09/16/2023*	3,804,000	4,089,300
		7,389,703
Aerospace/Defense-Equipment - 0.0%
TransDigm UK Holdings PLC Company Guar. Notes 6.88% due 05/15/2026*	200,000	201,000
Auto/Truck Parts & Equipment-Original - 0.5%
Adient Global Holdings, Ltd. Company Guar. Notes 4.88% due 08/15/2026*	1,450,000	1,178,125
Dana Financing Luxembourg SARL Company Guar. Notes 5.75% due 04/15/2025*	300,000	306,000
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	1,450,000	1,517,063
IHO Verwaltungs GmbH Senior Sec. Notes 4.75% due 09/15/2026*(2)	1,800,000	1,746,000
Panther BF Aggregator 2 LP/Panther Finance Co, Inc. Senior Sec. Notes 6.25% due 05/15/2026*	225,000	234,281
Panther BF Aggregator 2 LP/Panther Finance Co, Inc. Company Guar. Notes 8.50% due 05/15/2027*	1,975,000	2,042,150
		7,023,619
Beverages-Wine/Spirits - 0.1%
Bacardi, Ltd. Company Guar. Notes 2.75% due 07/15/2026*	1,340,000	1,201,012
Brewery - 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026*	10,050,000	10,082,895

Heineken NV Senior Notes 3.50% due 01/29/2028*	3,015,000	3,031,037
		13,113,932
Building Products-Doors & Windows - 0.0%
Masonite International Corp. Company Guar. Notes 5.63% due 03/15/2023*	520,000	531,700
Masonite International Corp. Company Guar. Notes 5.75% due 09/15/2026*	175,000	178,938
		710,638
Cable/Satellite TV - 1.6%
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*	1,525,000	1,437,313
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	835,000	821,969
Grupo Televisa SAB Senior Notes 6.63% due 03/18/2025	7,015,000	7,963,004
Sky, Ltd. Company Guar. Notes 3.75% due 09/16/2024*	4,875,000	5,043,719
Telenet Finance Luxembourg Notes SARL Senior Sec. Notes 5.50% due 03/01/2028*	2,150,000	2,133,875
Unitymedia GmbH Sec. Notes 6.13% due 01/15/2025*	1,625,000	1,681,875
Virgin Media Finance PLC Company Guar. Notes 5.75% due 01/15/2025*	600,000	612,750
Virgin Media Finance PLC Company Guar. Notes 6.00% due 10/15/2024*	350,000	362,250
Virgin Media Secured Finance PLC Senior Sec. Notes 5.25% due 01/15/2026*	1,425,000	1,449,524
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 08/15/2026*	400,000	410,012
Ziggo Bond Finance BV Senior Notes 5.88% due 01/15/2025*	450,000	450,000
Ziggo Bond Finance BV Senior Notes 6.00% due 01/15/2027*	875,000	857,500
Ziggo Secured Finance BV Senior Sec. Notes 5.50% due 01/15/2027*	1,150,000	1,147,125
		24,370,916

Cellular Telecom - 0.3%
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*	200,000	209,000
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	2,875,000	2,912,734
Vodafone Group PLC Senior Notes 4.13% due 05/30/2025	1,475,000	1,521,703
		4,643,437
Chemicals-Specialty - 0.2%
Alpha 2 BV Senior Notes 8.75% due 06/01/2023*(2)	350,000	347,375
Alpha 3 BV/Alpha US Bidco, Inc. Company Guar. Notes 6.25% due 02/01/2025*	1,575,000	1,598,625
Starfruit Finco BV/Starfruit US Holdco LLC Senior Notes 8.00% due 10/01/2026*	1,375,000	1,411,162
		3,357,162
Commercial Services - 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	250,000	246,250
Commercial Services-Finance - 0.0%
Refinitiv US Holdings, Inc. Senior Sec. Notes 6.25% due 05/15/2026*	275,000	282,219
Containers-Metal/Glass - 0.3%
ARD Finance SA Senior Sec. Notes 7.13% due 09/15/2023(2)	1,775,000	1,777,219
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 02/15/2025*	575,000	579,312
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 7.25% due 05/15/2024*	1,700,000	1,791,035
		4,147,566
Containers-Paper/Plastic - 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*	1,250,000	1,292,188
Cruise Lines - 0.1%
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	750,000	744,375
Diversified Banking Institutions - 0.5%
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	3,340,000	3,338,364

Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	3,500,000	3,576,610
		6,914,974
Diversified Financial Services - 0.8%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	6,653,000	6,541,102
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	5,500,000	5,151,453
		11,692,555
Diversified Minerals - 0.0%
Teck Resources, Ltd. Company Guar. Notes 8.50% due 06/01/2024*	200,000	214,006
E-Commerce/Products - 0.3%
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	3,000,000	2,937,265
Alibaba Group Holding, Ltd. Senior Notes 3.60% due 11/28/2024	1,620,000	1,657,857
		4,595,122
Electric-Distribution - 0.1%
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	1,100,000	1,135,400
Electric-Integrated - 0.6%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	2,550,000	2,553,394
Enel Finance International NV Company Guar. Notes 4.88% due 06/14/2029*	980,000	1,021,154
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	1,810,000	1,778,039
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	3,220,000	3,093,041
		8,445,628
Electronic Components-Misc. - 0.1%
Flex, Ltd. Senior Notes 4.75% due 06/15/2025	1,935,000	2,001,342
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	150,000	159,375
		2,160,717
Electronic Components-Semiconductors - 0.0%
Sensata Technologies UK Financing Co. PLC Company Guar. Notes 6.25% due 02/15/2026*	250,000	264,063
Finance-Leasing Companies - 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	1,430,000	1,432,536
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	715,000	750,943
		2,183,479
Food-Baking - 0.3%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/2022*	1,230,000	1,266,149
Grupo Bimbo SAB de CV Company Guar. Notes 4.88% due 06/27/2044*	2,736,000	2,682,566
		3,948,715
Food-Confectionery - 0.2%
Mondelez International Holdings Netherlands BV Company Guar. Notes 2.00% due 10/28/2021*	3,070,000	2,998,627
Food-Dairy Products - 0.2%
Danone SA Senior Notes 2.95% due 11/02/2026*	2,980,000	2,874,858
Food-Misc./Diversified - 0.4%
Kerry Group Financial Services Company Guar. Notes 3.20% due 04/09/2023*	6,150,000	6,119,376
Gambling (Non-Hotel) - 0.1%
Stars Group Holdings BV/Stars Group US Co-Borrower LLC Company Guar. Notes 7.00% due 07/15/2026*	1,500,000	1,567,500
Gold Mining - 0.2%
AngloGold Holdings PLC Company Guar. Notes 5.13% due 08/01/2022	620,000	643,951
AngloGold Holdings PLC Company Guar. Notes 6.50% due 04/15/2040	750,000	778,403
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*	2,300,000	2,350,096
		3,772,450
Hazardous Waste Disposal - 0.1%
Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*	1,150,000	1,164,375

Insurance Brokers - 0.1%
Ardonagh Midco 3 PLC Senior Sec. Notes 8.63% due 07/15/2023*	200,000	166,000
KIRS Midco 3 PLC Senior Sec. Notes 8.63% due 07/15/2023*	1,150,000	968,875
		1,134,875
Investment Management/Advisor Services - 0.1%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	800,000	810,212
Machinery-Farming - 0.3%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	5,245,000	5,014,198
Machinery-Pumps - 0.1%
Titan Acquisition, Ltd./Titan Co-Borrower LLC Senior Notes 7.75% due 04/15/2026*	975,000	897,000
Medical Products - 0.2%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*	2,200,000	1,584,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.63% due 10/15/2023*	1,350,000	1,053,000
		2,637,000
Medical-Drugs - 1.5%
AstraZeneca PLC Senior Notes 2.38% due 06/12/2022	3,085,000	3,042,289
AstraZeneca PLC Senior Notes 3.13% due 06/12/2027	3,085,000	3,030,234
Bausch Health Cos., Inc. Senior Sec. Notes 5.50% due 11/01/2025*	375,000	383,790
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	325,000	338,650
Bausch Health Cos., Inc. Company Guar. Notes 5.88% due 05/15/2023*	625,000	629,813
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*	2,300,000	2,325,875
Bausch Health Cos., Inc. Senior Sec. Notes 7.00% due 03/15/2024*	450,000	474,188
Bausch Health Cos., Inc. Company Guar. Notes 9.00% due 12/15/2025*	750,000	830,625

Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*	1,050,000	855,750
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	1,675,000	1,279,281
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	3,215,000	3,176,918
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	3,100,000	2,600,873
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046	3,225,000	2,288,959
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	361,000	362,354
		21,619,599
Medical-Generic Drugs - 0.1%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	955,000	959,838
Allergen Funding SCS Company Guar. Notes 3.80% due 03/15/2025	890,000	899,718
		1,859,556
Medical-Hospitals - 0.1%
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	1,975,000	2,078,688
Metal-Copper - 0.1%
Hudbay Minerals, Inc. Company Guar. Notes 7.25% due 01/15/2023*	300,000	311,250
HudBay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	975,000	1,014,000
		1,325,250
Oil & Gas Drilling - 0.1%
Precision Drilling Corp. Company Guar. Notes 7.13% due 01/15/2026*	375,000	376,875
Precision Drilling Corp. Company Guar. Notes 7.75% due 12/15/2023	800,000	832,000
Shelf Drilling Holdings, Ltd. Company Guar. Notes 8.25% due 02/15/2025*	850,000	833,000
		2,041,875

Oil Companies-Exploration & Production - 0.7%
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	2,125,000	2,163,759
Canadian Natural Resources, Ltd. Senior Notes 5.85% due 02/01/2035	4,960,000	5,588,114
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	1,550,000	1,937,608
		9,689,481
Oil Companies-Integrated - 1.3%
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	2,800,000	2,865,380
Husky Energy, Inc. Senior Notes 4.40% due 04/15/2029	2,460,000	2,502,189
Husky Energy, Inc. Senior Notes 7.25% due 12/15/2019	3,000,000	3,078,090
Petro-Canada Senior Notes 5.35% due 07/15/2033	2,650,000	3,004,187
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/18/2024	575,000	572,067
Petroleos Mexicanos Company Guar. Notes 6.00% due 03/05/2020	1,600,000	1,632,288
Shell International Finance BV Company Guar. Notes 2.88% due 05/10/2026	1,110,000	1,100,852
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	3,500,000	3,566,055
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	1,025,000	1,054,765
		19,375,873
Oil-Field Services - 0.1%
Weatherford International, Ltd. Company Guar. Notes 7.00% due 03/15/2038	475,000	301,625
Weatherford International, Ltd. Company Guar. Notes 8.25% due 06/15/2023	725,000	500,250
		801,875
Pharmacy Services - 0.3%
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023*	2,215,000	2,254,537
Cigna Corp. Company Guar. Notes 4.90% due 12/15/2048*	2,215,000	2,235,493
		4,490,030
Retail-Restaurants - 0.2%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 4.25% due 05/15/2024*	150,000	147,750
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*	2,625,000	2,605,312
		2,753,062
Satellite Telecom - 0.2%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	1,025,000	927,625
Intelsat Jackson Holdings SA Company Guar. Notes 8.50% due 10/15/2024*	1,050,000	1,039,500
Intelsat Jackson Holdings SA Company Guar. Notes 9.75% due 07/15/2025*	350,000	359,187
		2,326,312
Security Services - 0.1%
Garda World Security Corp. Senior Notes 8.75% due 05/15/2025*	1,300,000	1,225,510
Soap & Cleaning Preparation - 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.00% due 06/26/2027*	1,440,000	1,390,610
SupraNational Banks - 0.1%
Corp. Andina de Fomento Senior Notes 4.38% due 06/15/2022	825,000	855,731
Corp. Andina de Fomento Senior Notes 8.13% due 06/04/2019	1,000,000	1,003,590
		1,859,321
Telecom Services - 0.2%
TELUS Corp. Senior Notes 2.80% due 02/16/2027	3,170,000	3,013,220
Telephone-Integrated - 0.8%
AT&T, Inc. Senior Notes 4.10% due 02/15/2028	2,500,000	2,558,082
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023	1,500,000	1,587,827
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,530,000	1,578,705
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	2,500,000	2,611,250
Telefonica Emisiones SAU Company Guar. Notes 5.52% due 03/01/2049	1,930,000	2,072,453

Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	1,575,000	1,952,783
		12,361,100
Transport-Equipment & Leasing - 0.1%
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.50% due 01/15/2023*	75,000	78,365
Park Aerospace Holdings, Ltd. Company Guar. Notes 4.50% due 03/15/2023*	250,000	252,730
Park Aerospace Holdings, Ltd.* Company Guar. Notes 5.25% due 08/15/2022	350,000	364,350
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	1,525,000	1,607,503
		2,302,948
Transport-Rail - 0.5%
Canadian Pacific Railway Co. Senior Notes 2.90% due 02/01/2025	3,185,000	3,166,815
Canadian Pacific Railway Co. Senior Notes 7.13% due 10/15/2031	2,950,000	3,885,910
		7,052,725
Total Foreign Corporate Bonds & Notes (cost $236,408,032)		239,165,659

U.S. GOVERNMENT AGENCIES - 0.0%
Resolution Funding Corp - 0.0%
Resolution Funding Corp. STRIPS Bonds zero coupon due 01/15/2021 (cost $559,013)	640,000	613,714
PREFERRED SECURITIES - 0.1%
Finance-Investment Banker/Broker - 0.0%
Lehman Brothers Holdings, Inc. Class D, 5.67%(6)†	30,000	300
Real Estate Investment Trusts - 0.1%
Prologis, Inc. Series Q, 8.54%	20,000	1,282,000
Total Preferred Securities (cost $2,274,140)		1,282,300

PREFERRED SECURITIES/CAPITAL SECURITIES - 1.2%
Diversified Banking Institutions - 0.2%
Goldman Sachs Capital I 6.35% due 02/15/2034	2,500,000	2,997,953
Diversified Manufacturing Operations - 0.1%
Textron Financial Corp. FRS 3.45% (3 ML+1.74%)* due 02/15/2067	2,400,000	1,944,000
Electric-Generation - 0.4%
Electricite de France SA 5.63% due 01/22/2024*(4)	5,000,000	5,050,000
Insurance-Multi-line - 0.5%
AXA SA	4,000,000	5,380,000
MetLife, Inc.	900,000	1,408,500
USF&G Capital III 8.31% due 07/01/2046*	250,000	360,750
		7,149,250
Total Preferred Securities/Capital Securities (cost $15,903,946)		17,141,203

TOTAL INVESTMENTS (cost $1,432,682,942)	98.7%	1,457,458,679
Other assets less liabilities	1.3	18,804,727

NET ASSETS	100.0%	$1,476,263,406

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2019, the aggregate value of these securities was $386,943,391 representing 26.2% of net assets.

†	Non-income producing security
(1)	Security in default of interest.
(2)	PIK (“Payment-in-Kind”) security - Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(3)	Security in default of interest and principal at maturity.
(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	Company has filed for bankruptcy protection.
(6)	Securities classified as Level 3 (see Note 1).

FRS - Floating Rate Security

The rates shown on FRS is the current rates as of April 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

STRIPS - Separate Trading of Registered Interest and Principal Securities

ULC - Unlimited Liability Corp.

Index Legend

3 ML - 3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
315	Long	U.S. Treasury Long Bonds	June 2019	45,953,052	46,452,656	$499,604

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds:
Paper & Related Products	$—	$5,436,619	$25	$5,436,644
Other Industries	—	1,193,819,159	—	1,193,819,159
Foreign Corporate Bonds & Notes	—	239,165,659	—	239,165,659
U.S. Government Agencies		613,714		613,714
Preferred Securites:
Finance-Investment Banker/Broker	—	—	300	300
Real Estate Investment Trusts	1,282,000	—	—	1,282,000
Preferred Securities/Capital Securities	—	17,141,203	—	17,141,203

Total Investments at Value	$1,282,000	$1,456,176,354	$325	$1,457,458,679

Other Financial Instruments:†
Futures Contracts	$499,604	$—	$—	$499,604

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Fidelity Institutional AMSM Real Estate Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS - 98.9%
Hotels/Motels - 1.6%
Hilton Grand Vacations, Inc.†	42,000	$1,345,680
Marriott International, Inc., Class A	22,000	3,001,240

		4,346,920

Real Estate Investment Trusts - 96.7%
Acadia Realty Trust	117,266	3,311,592
Agree Realty Corp.	41,900	2,743,193
Alexandria Real Estate Equities, Inc.	77,400	11,020,986
Americold Realty Trust	91,200	2,919,312
AvalonBay Communities, Inc.	64,625	12,985,101
Boston Properties, Inc.	82,942	11,414,478
Braemar Hotels & Resorts, Inc.	43,714	607,625
CareTrust REIT, Inc.	132,200	3,205,850
Cedar Realty Trust, Inc.	232,608	714,107
Clipper Realty, Inc.	112,518	1,468,360
CoreCivic, Inc.	59,400	1,236,114
Crown Castle International Corp.	12,600	1,584,828
CubeSmart	235,300	7,508,423
Digital Realty Trust, Inc.	36,200	4,261,102
Douglas Emmett, Inc.	106,700	4,394,973
Duke Realty Corp.	200,900	6,252,008
Equinix, Inc.	40,200	18,278,940
Equity LifeStyle Properties, Inc.	60,596	7,071,553
Equity Residential	85,454	6,530,395
Essex Property Trust, Inc.	31,113	8,789,422
Extra Space Storage, Inc.	40,200	4,168,338
Four Corners Property Trust, Inc.	127,500	3,626,100
Healthcare Realty Trust, Inc.	239,100	7,383,408
Highwoods Properties, Inc.	116,300	5,184,654
Invitation Homes, Inc.	118,600	2,948,396
National Retail Properties, Inc.	145,700	7,666,734
Outfront Media, Inc.	153,600	3,660,288
Prologis, Inc.	258,358	19,808,308
Public Storage	12,570	2,780,233
RLJ Lodging Trust	263,376	4,848,752
Simon Property Group, Inc.	66,669	11,580,405
SITE Centers Corp.	266,920	3,534,021
Spirit Realty Capital, Inc.	94,600	3,827,516
Sunstone Hotel Investors, Inc.	215,300	3,100,320
Taubman Centers, Inc.	113,134	5,577,506
Terreno Realty Corp.	92,880	4,147,092
UDR, Inc.	202,000	9,079,900
Urban Edge Properties	184,650	3,428,950
Ventas, Inc.	173,945	10,629,779
VEREIT, Inc.	525,753	4,342,720
VICI Properties, Inc.	221,300	5,045,640
Washington Real Estate Investment Trust	139,000	3,925,360
Welltower, Inc.	100,164	7,465,223
Weyerhaeuser Co.	99,900	2,677,320

		256,735,325

Real Estate Operations & Development - 0.6%
Howard Hughes Corp.†	14,200	1,576,200

TOTAL INVESTMENTS (cost $240,247,354)	98.9%	262,658,445
Other assets less liabilities	1.1	2,859,455

NET ASSETS	100.0%	$265,517,900

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$262,658,445	$—	$—	$262,658,445

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES - 29.5%
Aerospace/Defense - 0.4%
Northrop Grumman Corp. Senior Notes 2.08% due 10/15/2020	$2,000,000	$1,982,893

Aerospace/Defense-Equipment - 0.3%
United Technologies Corp. Senior Notes 5.40% due 05/01/2035	1,000,000	1,126,051

Airlines - 0.2%
United Airlines Pass Through Trust Pass-Through Certs. Series 2016-1, Class AA 3.10% due 07/07/2028	1,058,976	1,040,677

Applications Software - 0.2%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,036,000	1,038,667

Auto/Truck Parts & Equipment-Original - 0.8%
Aptiv Corp. Company Guar. Notes 4.15% due 03/15/2024	1,903,000	1,964,170
BorgWarner, Inc. Senior Notes 4.38% due 03/15/2045	1,900,000	1,793,696

		3,757,866

Banks-Commercial - 0.9%
BB&T Corp. Senior Notes 2.05% due 05/10/2021	2,000,000	1,971,099
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	659,000	663,928
PNC Bank NA Senior Notes 2.00% due 05/19/2020	1,600,000	1,589,690

		4,224,717

Banks-Fiduciary - 0.8%
Bank of New York Mellon Corp. Senior Notes 2.95% due 01/29/2023	2,000,000	2,007,795
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	928,000	926,688
State Street Corp. Senior Notes 3.55% due 08/18/2025	844,000	873,774

		3,808,257

Banks-Super Regional - 0.7%
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	2,000,000	2,005,693
Wells Fargo & Co. Senior Notes 3.90% due 05/01/2045	1,311,000	1,296,175

		3,301,868

Beverages-Non-alcoholic - 0.2%
Pepsi-Cola Metropolitan Bottling Co., Inc. Senior Notes 7.00% due 03/01/2029	644,000	837,317

Brewery - 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	973,000	988,481

Cable/Satellite TV - 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	500,000	518,707
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	2,000,000	1,988,921

		2,507,628

Chemicals-Diversified - 0.5%
PPG Industries, Inc. Senior Notes 3.75% due 03/15/2028	2,000,000	2,036,117

Commercial Services-Finance - 0.2%
Moody’s Corp. Senior Notes 4.88% due 02/15/2024	1,031,000	1,107,627

Computer Services - 0.1%
International Business Machines Corp. Senior Notes 7.00% due 10/30/2025	400,000	492,583

Computers - 0.4%
Apple, Inc. Senior Notes 2.30% due 05/11/2022	2,000,000	1,984,711

Diagnostic Equipment - 0.2%
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	876,000	901,461

Diversified Banking Institutions - 2.5%
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	2,000,000	2,034,547
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	1,084,000	1,145,193
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	2,000,000	2,031,169
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	1,032,000	1,105,527
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	250,000	257,427
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	400,000	408,593

Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	200,000	246,826
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	2,000,000	2,054,871
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/2038	999,000	1,309,186
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	500,000	517,032

		11,110,371

E-Commerce/Products - 0.5%
Amazon.com, Inc. Senior Notes 1.90% due 08/21/2020	1,000,000	992,351
eBay, Inc. Senior Notes 3.45% due 08/01/2024	1,073,000	1,084,394

		2,076,745

Electric-Integrated - 1.9%
Exelon Generation Co. LLC Senior Notes 6.25% due 10/01/2039	200,000	228,245
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	1,786,000	1,836,715
Progress Energy, Inc. Senior Notes 4.40% due 01/15/2021	800,000	818,536
PSEG Power LLC Company Guar. Notes 3.00% due 06/15/2021	1,750,000	1,750,177
Puget Energy, Inc. Senior Sec. Notes 5.63% due 07/15/2022	1,912,000	2,039,182
SCANA Corp. Senior Notes 4.75% due 05/15/2021	1,970,000	2,014,039

		8,686,894

Electronic Components-Semiconductors - 0.4%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.38% due 01/15/2020	1,000,000	995,672
Intel Corp. Senior Notes 3.10% due 07/29/2022	1,000,000	1,016,263

		2,011,935

Engines-Internal Combustion - 0.4%
Cummins, Inc. Senior Notes 4.88% due 10/01/2043	1,400,000	1,581,465

Enterprise Software/Service - 0.2%
CA, Inc. Senior Notes 3.60% due 08/15/2022	1,000,000	1,007,143

Finance-Credit Card - 0.8%
American Express Co. Senior Notes 2.50% due 08/01/2022	2,000,000	1,977,494
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	500,000	494,582
Visa, Inc. Senior Notes 4.30% due 12/14/2045	829,000	904,325

		3,376,401

Finance-Leasing Companies - 0.1%
Air Lease Corp. Senior Notes 3.88% due 04/01/2021	449,000	456,372

Finance-Other Services - 0.4%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	680,000	684,252
Intercontinental Exchange, Inc. Company Guar. Notes 3.75% due 12/01/2025	1,143,000	1,191,760

		1,876,012

Food-Meat Products - 0.5%
Tyson Foods, Inc. Company Guar. Notes 4.88% due 08/15/2034	2,000,000	2,121,566

Food-Misc./Diversified - 0.9%
Campbell Soup Co. Senior Notes 4.80% due 03/15/2048	2,000,000	1,900,438
Kraft Heinz Foods Co. Company Guar. Notes 6.88% due 01/26/2039	2,000,000	2,308,621

		4,209,059

Gas-Distribution - 0.3%
Southern Co. Gas Capital Corp. Company Guar. Notes 5.88% due 03/15/2041	1,165,000	1,358,594

Insurance-Multi-line - 0.3%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	1,345,000	1,397,189

Insurance-Property/Casualty - 0.1%
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	397,000	399,176

Investment Management/Advisor Services - 0.3%
Ameriprise Financial, Inc. Senior Notes 3.70% due 10/15/2024	1,176,000	1,219,883

Machinery-Construction & Mining - 0.1%
Caterpillar, Inc. Senior Notes 3.90% due 05/27/2021	600,000	616,097

Medical Instruments - 0.2%
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	864,000	968,131

Medical Labs & Testing Services - 0.2%
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	1,030,000	1,031,669

Medical Products - 0.4%
Abbott Laboratories Senior Notes 2.95% due 03/15/2025	1,000,000	998,245
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	771,000	783,465

		1,781,710

Medical-Biomedical/Gene - 1.0%
Amgen, Inc. Senior Notes 3.63% due 05/15/2022	2,000,000	2,048,581
Gilead Sciences, Inc. Senior Notes 5.65% due 12/01/2041	2,000,000	2,305,675

		4,354,256

Medical-Drugs - 1.0%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	400,000	402,356
Johnson & Johnson Senior Notes 3.50% due 01/15/2048	2,134,000	2,066,306
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	800,000	823,384
Pfizer, Inc. Senior Notes 4.20% due 09/15/2048	1,000,000	1,053,104

		4,345,150

Medical-HMO - 0.4%
Aetna, Inc. Senior Notes 4.13% due 06/01/2021	1,800,000	1,840,941

Multimedia - 0.7%
Historic TW, Inc. Company Guar. Notes 9.15% due 02/01/2023	2,500,000	2,998,914

Networking Products - 0.1%
Cisco Systems, Inc. Senior Notes 2.20% due 09/20/2023	500,000	492,533

Oil Companies-Exploration & Production - 0.2%
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	200,000	264,675
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	200,000	267,410
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	200,000	243,091

		775,176

Oil Companies-Integrated - 0.7%
Chevron Corp. Senior Notes 2.95% due 05/16/2026	3,193,000	3,188,602

Oil Field Machinery & Equipment - 0.1%
National Oilwell Varco, Inc. Senior Notes 2.60% due 12/01/2022	500,000	490,451

Oil Refining & Marketing - 0.3%
HollyFrontier Corp. Senior Notes 5.88% due 04/01/2026	250,000	267,712
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	500,000	607,855
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	200,000	260,612

		1,136,179

Oil-Field Services - 0.1%
Halliburton Co. Senior Notes 7.45% due 09/15/2039	500,000	666,465

Pharmacy Services - 0.5%
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	872,000	866,854
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	1,122,000	1,172,734

		2,039,588

Pipelines - 1.7%
Energy Transfer Partners LP Company Guar. Notes 4.65% due 06/01/2021	2,000,000	2,068,689
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	2,000,000	1,982,500
Kinder Morgan Energy Partners LP Company Guar. Notes 7.30% due 08/15/2033	300,000	378,534
Phillips 66 Partners LP Senior Notes 3.61% due 02/15/2025	2,101,000	2,115,961
TC PipeLines LP Senior Notes 4.65% due 06/15/2021	1,026,000	1,051,277

		7,596,961

Real Estate Investment Trusts - 1.0%
American Tower Corp. Senior Notes 5.00% due 02/15/2024	1,261,000	1,361,025
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	1,180,000	1,236,725
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	2,000,000	2,066,664

		4,664,414

Retail-Building Products - 1.1%
Home Depot, Inc. Senior Notes 2.63% due 06/01/2022	2,000,000	2,004,471
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	979,000	892,761
Lowe’s Cos., Inc. Senior Notes 4.05% due 05/03/2047	2,000,000	1,867,662

		4,764,894

Retail-Discount - 1.5%
Costco Wholesale Corp. Senior Notes 2.15% due 05/18/2021	1,000,000	993,693
Dollar General Corp. Senior Notes 4.15% due 11/01/2025	1,154,000	1,203,476
Dollar Tree, Inc. Senior Notes 4.20% due 05/15/2028	2,000,000	2,014,160
Target Corp. Senior Notes 6.50% due 10/15/2037	840,000	1,113,244
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/2041	1,050,000	1,330,414

		6,654,987

Retail-Drug Store - 0.3%
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	1,391,000	1,345,553

Semiconductor Equipment - 0.5%
Applied Materials, Inc. Senior Notes 4.35% due 04/01/2047	2,000,000	2,088,490

Telephone-Integrated - 0.6%
AT&T, Inc. Senior Notes 6.00% due 08/15/2040	864,000	992,997
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	902,000	1,080,172
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	500,000	616,756

		2,689,925

Transport-Rail - 0.5%
CSX Corp. Senior Notes 3.80% due 03/01/2028	2,000,000	2,057,934

Total U.S. Corporate Bonds & Notes (cost $131,171,474)		132,614,746

FOREIGN CORPORATE BONDS & NOTES - 4.1%
Banks-Commercial - 0.9%
Bank of Montreal Senior Notes 2.10% due 06/15/2020	2,000,000	1,989,093
Cooperatieve Rabobank UA Senior Notes 3.38% due 05/21/2025	1,264,000	1,284,170
Santander UK Group Holdings PLC Senior Notes 3.13% due 01/08/2021	837,000	836,740

		4,110,003

Banks-Money Center - 0.2%
Lloyds Bank PLC Company Guar. Notes 3.50% due 05/14/2025	1,101,000	1,112,744

Cellular Telecom - 0.4%
Vodafone Group PLC Senior Notes 2.50% due 09/26/2022	2,000,000	1,982,197

Diversified Banking Institutions - 0.8%
Barclays PLC Sub. Notes 5.20% due 05/12/2026	1,000,000	1,034,643
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 2.75% due 03/26/2020	550,000	548,894
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/2037	793,000	998,212
Lloyds Banking Group PLC Sub. Notes 4.34% due 01/09/2048	1,000,000	932,126

		3,513,875

Finance-Leasing Companies - 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.50% due 05/15/2021	995,000	1,017,702

Medical-Drugs - 0.4%
AstraZeneca PLC Senior Notes 2.38% due 06/12/2022	2,000,000	1,972,311

Medical-Generic Drugs - 0.3%
Allergan Funding SCS Company Guar. Notes 3.85% due 06/15/2024	250,000	253,942
Allergan Funding SCS Company Guar. Notes 4.55% due 03/15/2035	1,000,000	984,191

		1,238,133

Metal-Iron - 0.4%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	1,500,000	1,638,000

Oil Companies-Integrated - 0.5%
Total Capital International SA Company Guar. Notes 2.88% due 02/17/2022	2,000,000	2,015,037

Total Foreign Corporate Bonds & Notes (cost $18,556,554)		18,600,002

U.S. GOVERNMENT AGENCIES - 6.8%
Federal Home Loan Bank - 3.9%
1.13% due 07/14/2021	1,000,000	974,368
1.75% due 06/12/2020	1,000,000	993,212
1.88% due 06/11/2021	2,000,000	1,980,549
2.13% due 02/11/2020	2,000,000	1,995,015
2.42% due 01/24/2022	1,000,000	1,000,007
2.50% due 12/09/2022	1,000,000	1,006,521
2.63% due 12/10/2021	2,000,000	2,016,856
2.88% due 09/13/2024	1,000,000	1,023,339
3.00% due 10/12/2021	2,000,000	2,033,490
3.63% due 06/11/2021	2,000,000	2,053,743
5.50% due 07/15/2036	2,000,000	2,648,275

		17,725,375

Federal Home Loan Mtg. Corp. - 1.3%
zero coupon due 12/14/2029	2,200,000	1,606,943
2.38% due 01/13/2022	2,000,000	2,004,168
2.50% due 04/23/2020	2,000,000	2,001,876

		5,612,987

Federal National Mtg. Assoc. - 1.3%
1.88% due 09/24/2026	2,000,000	1,907,033
2.00% due 01/05/2022	1,000,000	992,808
2.13% due 04/24/2026	1,000,000	974,129
2.63% due 09/06/2024	2,000,000	2,026,771

		5,900,741

Tennessee Valley Authority - 0.3%
4.88% due 01/15/2048	1,000,000	1,252,787

Total U.S. Government Agencies (cost $30,066,535)		30,491,890

U.S. GOVERNMENT TREASURIES - 52.5%
United States Treasury Bonds - 11.0%
2.25% due 08/15/2046	452,000	393,593
2.50% due 02/15/2045	1,006,000	928,349
2.50% due 02/15/2046	692,000	636,153
2.50% due 05/15/2046	652,000	598,949
2.75% due 08/15/2042	2,000,000	1,951,875
2.75% due 08/15/2047	1,000,000	963,008
2.75% due 11/15/2047	3,000,000	2,888,203
2.88% due 05/15/2043	1,589,000	1,580,683
2.88% due 08/15/2045	1,027,000	1,017,573
2.88% due 11/15/2046	744,000	736,240
3.00% due 11/15/2044	1,275,000	1,293,527
3.00% due 05/15/2045	1,150,000	1,166,981
3.00% due 11/15/2045	1,037,000	1,052,109
3.00% due 05/15/2047	1,500,000	1,519,395
3.00% due 02/15/2048	2,000,000	2,022,500
3.00% due 08/15/2048	2,000,000	2,022,422
3.00% due 02/15/2049	1,000,000	1,012,422
3.13% due 02/15/2043	1,428,000	1,483,335
3.13% due 08/15/2044	1,351,000	1,400,713
3.13% due 05/15/2048	2,000,000	2,071,875
3.38% due 05/15/2044	1,498,000	1,621,058
3.50% due 02/15/2039	2,000,000	2,227,578
3.63% due 08/15/2043	1,535,000	1,727,894
3.63% due 02/15/2044	1,567,000	1,764,711
3.75% due 11/15/2043	1,685,000	1,935,051
4.50% due 02/15/2036	2,868,000	3,576,710
4.63% due 02/15/2040	2,015,000	2,599,586
4.75% due 02/15/2041	1,751,000	2,299,966
5.25% due 02/15/2029	2,000,000	2,473,672
5.38% due 02/15/2031	2,000,000	2,572,031

		49,538,162

United States Treasury Notes - 41.5%
1.13% due 03/31/2020	2,107,000	2,083,049
1.13% due 04/30/2020	3,967,000	3,917,722
1.13% due 02/28/2021	1,250,000	1,223,926
1.13% due 09/30/2021	2,000,000	1,948,203
1.25% due 03/31/2021	732,000	717,960
1.25% due 07/31/2023	1,500,000	1,438,125
1.38% due 03/31/2020	3,305,000	3,273,887
1.38% due 04/30/2020	3,564,000	3,527,664
1.38% due 05/31/2020	3,659,000	3,619,409
1.38% due 08/31/2020	3,408,000	3,364,202
1.38% due 09/30/2020	3,243,000	3,199,929
1.38% due 10/31/2020	3,049,000	3,006,719
1.38% due 01/31/2021	1,868,000	1,838,156
1.38% due 04/30/2021	198,000	194,520
1.38% due 06/30/2023	1,500,000	1,446,914
1.38% due 08/31/2023	1,500,000	1,444,570
1.38% due 09/30/2023	143,000	137,587
1.50% due 05/31/2020	3,646,000	3,611,391
1.50% due 01/31/2022	2,000,000	1,960,391
1.50% due 03/31/2023	2,000,000	1,942,969
1.50% due 08/15/2026	2,181,000	2,047,584
1.63% due 11/30/2020	2,465,000	2,438,328
1.63% due 08/15/2022	3,000,000	2,941,055
1.63% due 11/15/2022	1,500,000	1,468,066

1.63% due 04/30/2023	1,500,000	1,463,320
1.63% due 05/31/2023	1,500,000	1,462,266
1.63% due 10/31/2023	265,000	257,609
1.63% due 02/15/2026	2,186,000	2,080,884
1.63% due 05/15/2026	2,233,000	2,120,565
1.75% due 10/31/2020	2,755,000	2,731,862
1.75% due 12/31/2020	2,070,000	2,050,917
1.75% due 05/15/2022	3,000,000	2,956,289
1.75% due 05/31/2022	2,000,000	1,970,313
1.75% due 06/30/2022	2,000,000	1,970,547
1.75% due 09/30/2022	2,000,000	1,967,109
1.75% due 01/31/2023	2,000,000	1,963,672
1.75% due 05/15/2023	1,500,000	1,469,883
1.88% due 11/30/2021	2,000,000	1,981,484
1.88% due 01/31/2022	2,000,000	1,979,922
1.88% due 07/31/2022	2,000,000	1,976,719
1.88% due 08/31/2022	2,000,000	1,975,938
1.88% due 09/30/2022	2,000,000	1,975,859
1.88% due 10/31/2022	2,000,000	1,974,531
1.88% due 08/31/2024	2,000,000	1,957,109
2.00% due 07/31/2020	3,253,000	3,238,768
2.00% due 02/28/2021	565,000	561,998
2.00% due 10/31/2021	2,000,000	1,987,891
2.00% due 11/15/2021	2,000,000	1,988,125
2.00% due 12/31/2021	2,500,000	2,485,059
2.00% due 07/31/2022	1,000,000	992,188
2.00% due 10/31/2022	3,500,000	3,470,059
2.00% due 11/30/2022	2,000,000	1,982,344
2.00% due 02/15/2023	2,000,000	1,981,172
2.00% due 05/31/2024	2,000,000	1,971,797
2.00% due 06/30/2024	3,000,000	2,956,172
2.00% due 02/15/2025	1,332,000	1,307,337
2.00% due 08/15/2025	3,217,000	3,146,628
2.00% due 11/15/2026	1,155,000	1,121,117
2.13% due 01/31/2021	1,249,000	1,245,048
2.13% due 08/15/2021	2,000,000	1,993,984
2.13% due 09/30/2021	2,000,000	1,994,063
2.13% due 12/31/2021	2,000,000	1,993,906
2.13% due 12/31/2022	2,000,000	1,990,938
2.13% due 11/30/2023	273,000	271,187
2.13% due 03/31/2024	2,000,000	1,985,156
2.13% due 09/30/2024	2,000,000	1,980,703
2.13% due 11/30/2024	2,000,000	1,979,453
2.13% due 05/15/2025	2,820,000	2,782,437
2.25% due 07/31/2021	2,000,000	1,999,375
2.25% due 12/31/2023	344,000	343,489
2.25% due 01/31/2024	401,000	400,358
2.25% due 10/31/2024	3,000,000	2,989,336
2.25% due 11/15/2024	1,352,000	1,346,719
2.25% due 12/31/2024	1,000,000	995,898
2.25% due 11/15/2025	2,742,000	2,719,721
2.25% due 02/15/2027	2,000,000	1,973,047
2.25% due 08/15/2027	2,000,000	1,968,203
2.25% due 11/15/2027	3,000,000	2,948,672
2.38% due 08/15/2024	1,221,000	1,225,006
2.38% due 05/15/2027	1,000,000	994,766
2.50% due 02/15/2022	2,000,000	2,013,828
2.50% due 05/15/2024	1,220,000	1,231,866
2.63% due 11/15/2020	2,000,000	2,008,828
2.63% due 05/15/2021	2,000,000	2,013,516
2.63% due 07/15/2021	2,000,000	2,015,156
2.63% due 12/31/2023	2,000,000	2,030,156
2.75% due 09/15/2021	1,500,000	1,517,402
2.75% due 04/30/2023	2,500,000	2,545,703
2.75% due 07/31/2023	2,000,000	2,038,438
2.75% due 11/15/2023	522,000	532,501
2.75% due 02/15/2024	535,000	546,202
2.75% due 02/28/2025	2,000,000	2,044,375
2.75% due 02/15/2028	2,000,000	2,042,422
2.88% due 11/15/2021	1,500,000	1,522,793
2.88% due 04/30/2025	2,000,000	2,058,359
2.88% due 05/15/2028	2,000,000	2,062,109
3.63% due 02/15/2021	140,000	143,227

		186,758,125

Total U.S. Government Treasuries (cost $234,283,473)		236,296,287

EXCHANGE-TRADED FUNDS - 5.2%
iShares 1-3 Year Treasury Bond ETF	59,600	5,012,956
iShares 10-20 Year Treasury Bond ETF	1,800	244,314
iShares 20+ Year Treasury Bond ETF	17,900	2,213,335
iShares 3-7 Year Treasury Bond ETF	43,700	5,371,167
iShares 7-10 Year Treasury Bond ETF	13,800	1,461,420
iShares iBoxx Investment Grade Corporate Bond Fund ETF	75,700	9,024,954

Total Exchange-Traded Funds (cost $23,154,065)		23,328,146

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.6%
Insurance-Multi-line - 0.6%
Aegon NV 5.50% due 04/11/2048	2,100,000	2,134,125
Allstate Corp. 5.75% due 08/15/2053	500,000	515,000

Total Preferred Securities/Capital Securities (cost $2,548,048)		2,649,125

Total Long-Term Investment Securities (cost $439,780,149)		443,980,196

REPURCHASE AGREEMENTS - 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 04/30/2019, to be repurchased 05/01/2019 in the amount of $2,920,041 collateralized by $2,910,000 of United States Treasury Notes bearing interest at 2.75% due 07/31/2023 and having an approximate value of $2,981,851. (cost $2,920,000)	$2,920,000	2,920,000

TOTAL INVESTMENTS (cost $442,700,149)	99.3%	446,900,196
Other assets less liabilities	0.7	3,012,311

NET ASSETS	100.0%	$449,912,507

ETF - Exchange Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$132,614,746	$—	$132,614,746
Foreign Corporate Bonds & Notes	—	18,600,002	—	18,600,002
U.S. Government Agencies	—	30,491,890	—	30,491,890
U.S. Government Treasuries	—	236,296,287	—	236,296,287
Exchange-Traded Funds	23,328,146	—	—	23,328,146
Preferred Securities/Capital Securities	—	2,649,125	—	2,649,125
Repurchase Agreements	—	2,920,000	—	2,920,000

Total Investments at Value	$23,328,146	$423,572,050	$—	$446,900,196

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)

U.S. CORPORATE BONDS & NOTES - 24.3%
Advertising Agencies - 0.2%
Omnicom Group, Inc. Senior Notes 4.45% due 08/15/2020	$700,000	$714,880

Applications Software - 0.5%
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	1,300,000	1,328,210

Auto-Cars/Light Trucks - 0.7%
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	900,000	913,001
General Motors Financial Co., Inc. Company Guar. Notes 2.65% due 04/13/2020	1,300,000	1,296,880

		2,209,881

Auto/Truck Parts & Equipment-Original - 0.3%
Lear Corp. Senior Notes 3.80% due 09/15/2027	1,000,000	973,583

Banks-Commercial - 1.5%
Capital One NA Senior Notes 2.35% due 01/31/2020	1,000,000	996,633
PNC Bank NA Senior Notes 2.95% due 02/23/2025	2,500,000	2,494,324
Synchrony Bank Senior Notes 3.00% due 06/15/2022	1,000,000	992,852

		4,483,809

Banks-Fiduciary - 0.2%
Bank of New York Mellon Corp. Senior Notes 2.05% due 05/03/2021	700,000	691,835

Banks-Super Regional - 0.8%
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	1,500,000	1,504,269
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	1,000,000	977,035

		2,481,304

Beverages-Non-alcoholic - 0.3%
Coca-Cola Co. Senior Notes 2.88% due 10/27/2025	800,000	808,510

Brewery - 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	800,000	803,366

Cable/Satellite TV - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	600,000	622,449
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	600,000	734,702
Comcast Corp. Company Guar. Notes 3.00% due 02/01/2024	800,000	803,945

		2,161,096

Commercial Services-Finance - 1.0%
Block Financial LLC Company Guar. Notes 4.13% due 10/01/2020	1,000,000	1,013,392
Moody’s Corp. Senior Notes due 06/07/2021	2,000,000	2,018,289

		3,031,681

Computer Services - 0.3%
International Business Machines Corp. Senior Notes 2.88% due 11/09/2022	1,000,000	1,002,573

Computers - 0.4%
Apple, Inc. Senior Notes 3.35% due 02/09/2027	1,000,000	1,018,341

Diversified Banking Institutions - 3.2%
Bank of America Corp. Senior Notes 3.88% due 08/01/2025	1,200,000	1,242,117
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	1,300,000	1,292,094
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	1,300,000	1,289,474
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	2,000,000	1,971,827
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,300,000	1,317,711
Morgan Stanley Senior Notes 3.63% due 01/20/2027	1,000,000	1,009,589
Morgan Stanley Senior Notes 3.75% due 02/25/2023	1,300,000	1,334,977

		9,457,789

Diversified Manufacturing Operations - 0.3%
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	800,000	795,218

E-Commerce/Products - 0.9%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	1,200,000	1,201,585
eBay, Inc. Senior Notes 3.45% due 08/01/2024	1,300,000	1,313,804

		2,515,389

E-Commerce/Services - 0.7%
Expedia, Inc. Company Guar. Notes 3.80% due 02/15/2028	2,000,000	1,969,549

Electric-Distribution - 1.0%
Connecticut Light & Power Co. 1st Mtg. Notes 3.20% due 03/15/2027	2,000,000	2,004,014
Sempra Energy Senior Notes 3.25% due 06/15/2027	1,000,000	965,211

		2,969,225

Enterprise Software/Service - 0.3%
Oracle Corp. Senior Notes 2.65% due 07/15/2026	900,000	872,934

Finance-Credit Card - 0.8%
American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	2,500,000	2,491,365

Food-Misc./Diversified - 0.3%
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022	1,000,000	1,012,019

Food-Retail - 0.7%
The Kroger Co. Senior Notes 4.50% due 01/15/2029	2,000,000	2,085,847

Home Decoration Products - 0.4%
Newell Rubbermaid, Inc. Senior Notes 3.15% due 04/01/2021	1,300,000	1,298,546

Hotels/Motels - 0.3%
Marriott International, Inc. Senior Notes 3.13% due 06/15/2026	900,000	878,885

Machinery-Construction & Mining - 0.3%
Caterpillar Financial Services Corp. Senior Notes 2.10% due 01/10/2020	1,000,000	996,173

Machinery-Farming - 0.5%
John Deere Capital Corp. Senior Notes 2.80% due 09/08/2027	1,500,000	1,469,464

Medical Products - 0.1%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	283,000	294,908

Medical-Biomedical/Gene - 0.3%
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	900,000	917,165

Medical-Drugs - 1.5%
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	1,500,000	1,495,666
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	800,000	804,713
Johnson & Johnson Senior Notes 2.45% due 03/01/2026	1,000,000	973,265
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	1,200,000	1,235,075

		4,508,719

Medical-HMO - 0.3%
UnitedHealth Group, Inc. Senior Bonds 2.88% due 03/15/2023	1,000,000	1,003,635

Multimedia - 0.5%
21st Century Fox America, Inc. Company Guar. Notes 3.00% due 09/15/2022	1,500,000	1,502,875

Networking Products - 0.4%
Cisco Systems, Inc. Senior Notes 4.45% due 01/15/2020	1,200,000	1,214,935

Pharmacy Services - 0.6%
CVS Health Corp. Senior Notes 4.00% due 12/05/2023	700,000	716,767
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	1,000,000	990,607

		1,707,374

Pipelines - 1.0%
Kinder Morgan, Inc. Company Guar. Notes 3.15% due 01/15/2023	600,000	601,062
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 5.75% due 01/15/2020	700,000	712,496
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	500,000	549,390
Williams Cos., Inc. Senior Notes 3.60% due 03/15/2022	1,000,000	1,015,078

		2,878,026

Real Estate Investment Trusts - 0.7%
American Tower Corp. Senior Notes 3.45% due 09/15/2021	1,010,000	1,024,581
Simon Property Group LP Senior Notes 4.38% due 03/01/2021	1,000,000	1,027,579

		2,052,160

Retail-Discount - 0.3%
Wal-Mart Stores, Inc. Senior Notes 2.65% due 12/15/2024	1,000,000	993,536

Semiconductor Components-Integrated Circuits - 0.2%
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	700,000	712,809

Tobacco - 0.6%
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	700,000	719,391
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	1,000,000	1,025,864

		1,745,255

Transport-Services - 0.5%
FedEx Corp. Company Guar. Bonds 3.40% due 02/15/2028	1,500,000	1,486,467

Web Portals/ISP - 0.4%
Alphabet Inc Senior Notes 2.00% due 08/15/2026	1,300,000	1,226,340

Total U.S. Corporate Bonds & Notes (cost $72,914,994)		72,765,676

FOREIGN CORPORATE BONDS & NOTES - 6.8%
Banks-Commercial - 2.0%
Canadian Imperial Bank of Commerce Senior Notes 2.70% due 02/02/2021	1,500,000	1,500,914
Cooperatieve Rabobank UA Company Guar. Notes 3.88% due 02/08/2022	1,300,000	1,337,496
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	1,000,000	1,024,172
Royal Bank of Canada Senior Notes 2.15% due 10/26/2020	2,000,000	1,987,840

		5,850,422

Cellular Telecom - 1.0%
America Movil SAB de CV Company Guar. Notes 5.00% due 03/30/2020	1,000,000	1,019,883
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	2,000,000	2,059,530

		3,079,413

Diversified Banking Institutions - 2.1%
Bank of Nova Scotia Senior Notes 2.45% due 03/22/2021	1,850,000	1,842,520
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	1,300,000	1,309,201
Lloyds Banking Group PLC Senior Notes 3.00% due 01/11/2022	1,300,000	1,295,198
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.85% due 03/01/2026	800,000	828,780
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	1,000,000	957,713

		6,233,412

Medical-Generic Drugs - 0.9%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	2,000,000	2,010,132
Allergen Funding SCS Company Guar. Notes 3.80% due 03/15/2025	600,000	606,552

		2,616,684

Metal-Iron - 0.3%
Vale Overseas, Ltd. Company Guar. Notes 4.38% due 01/11/2022	1,000,000	1,017,500

Oil Companies-Integrated - 0.5%
Total Capital International SA Company Guar. Notes 2.88% due 02/17/2022	883,000	889,639
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	600,000	624,626

		1,514,265

Total Foreign Corporate Bonds & Notes (cost $20,279,800)		20,311,696

U.S. GOVERNMENT AGENCIES - 8.5%
Federal Farm Credit Bank - 0.7%
2.55% due 06/11/2020	2,000,000	2,004,211

Federal Home Loan Bank - 4.0%
1.75% due 06/12/2020	2,000,000	1,986,425
1.75% due 07/13/2020	2,000,000	1,984,000
1.88% due 03/13/2020	2,000,000	1,990,400
1.88% due 06/11/2021	2,005,000	1,985,500
1.88% due 11/29/2021	1,000,000	989,184
2.42% due 01/24/2022	1,000,000	1,000,007
2.50% due 12/09/2022	1,000,000	1,006,520
2.88% due 09/13/2024	1,000,000	1,023,339

		11,965,375

Federal Home Loan Mtg. Corp. - 1.2%
1.38% due 04/20/2020	2,000,000	1,980,428
2.38% due 01/13/2022	1,500,000	1,503,126

		3,483,554

Federal National Mtg. Assoc. - 2.6%
Federal National Mtg. Assoc. zero coupon due 10/09/2019	2,000,000	1,978,065
1.38% due 10/07/2021	2,000,000	1,954,841
2.00% due 01/05/2022	1,000,000	992,808
2.13% due 04/24/2026	2,000,000	1,948,258
2.63% due 09/06/2024	1,000,000	1,013,385

		7,887,357

Total U.S. Government Agencies (cost $25,288,406)		25,340,497

U.S. GOVERNMENT TREASURIES - 52.9%
United States Treasury Bonds - 0.4%
6.00% due 02/15/2026	1,000,000	1,224,258

United States Treasury Notes - 52.5%
1.13% due 06/30/2021	1,400,000	1,366,805
1.13% due 07/31/2021	1,400,000	1,365,383
1.25% due 03/31/2021	1,300,000	1,275,066
1.25% due 10/31/2021	1,500,000	1,463,613
1.25% due 07/31/2023	1,500,000	1,438,125
1.38% due 03/31/2020	1,300,000	1,287,762
1.38% due 04/30/2020	1,300,000	1,286,746
1.38% due 08/31/2020	1,300,000	1,283,293
1.38% due 10/31/2020	1,300,000	1,281,973
1.38% due 01/31/2021	1,300,000	1,279,230
1.38% due 04/30/2021	1,300,000	1,277,148
1.38% due 05/31/2021	1,400,000	1,374,461
1.38% due 06/30/2023	1,300,000	1,253,992
1.38% due 08/31/2023	1,300,000	1,251,961
1.38% due 09/30/2023	1,300,000	1,250,793
1.50% due 06/15/2020	1,300,000	1,287,406
1.50% due 07/15/2020	1,400,000	1,385,781
1.50% due 08/15/2020	1,300,000	1,286,137
1.50% due 01/31/2022	1,500,000	1,470,293
1.50% due 02/28/2023	1,200,000	1,166,531
1.50% due 03/31/2023	1,200,000	1,165,781
1.50% due 08/15/2026	1,500,000	1,408,242
1.63% due 07/31/2020	1,300,000	1,288,320
1.63% due 08/31/2022	1,300,000	1,273,898
1.63% due 11/15/2022	2,000,000	1,957,422
1.63% due 04/30/2023	2,000,000	1,951,094
1.63% due 02/15/2026	1,300,000	1,237,488
1.63% due 05/15/2026	1,400,000	1,329,508
1.75% due 12/31/2020	1,300,000	1,288,016
1.75% due 11/30/2021	1,300,000	1,283,750
1.75% due 09/30/2022	1,000,000	983,555
1.75% due 01/31/2023	3,200,000	3,141,875
1.75% due 05/15/2023	1,300,000	1,273,898
1.88% due 06/30/2020	1,200,000	1,193,109
1.88% due 11/30/2021	1,300,000	1,287,965
1.88% due 02/28/2022	1,300,000	1,286,695
1.88% due 07/31/2022	1,300,000	1,284,867
1.88% due 08/31/2022	1,200,000	1,185,563
1.88% due 09/30/2022	2,000,000	1,975,859
1.88% due 10/31/2022	2,000,000	1,974,531
1.88% due 08/31/2024	1,500,000	1,467,832
2.00% due 09/30/2020	2,000,000	1,990,625
2.00% due 11/30/2020	1,300,000	1,293,449
2.00% due 01/15/2021	2,000,000	1,989,766
2.00% due 05/31/2021	2,000,000	1,989,141
2.00% due 08/31/2021	1,300,000	1,292,383
2.00% due 11/15/2021	1,300,000	1,292,281
2.00% due 12/31/2021	1,300,000	1,292,230
2.00% due 02/15/2022	1,300,000	1,291,773
2.00% due 07/31/2022	1,500,000	1,488,281
2.00% due 10/31/2022	2,000,000	1,982,891
2.00% due 11/30/2022	1,200,000	1,189,406
2.00% due 02/15/2023	1,300,000	1,287,762
2.00% due 04/30/2024	1,300,000	1,282,074
2.00% due 05/31/2024	1,300,000	1,281,668
2.00% due 06/30/2024	1,500,000	1,478,086
2.00% due 02/15/2025	1,300,000	1,275,930
2.00% due 08/15/2025	1,300,000	1,271,563
2.00% due 11/15/2026	1,300,000	1,261,863
2.13% due 08/31/2020	1,300,000	1,296,191
2.13% due 01/31/2021	1,300,000	1,295,887
2.13% due 09/30/2021	1,300,000	1,296,141
2.13% due 12/31/2021	1,300,000	1,296,039
2.13% due 06/30/2022	1,200,000	1,195,688
2.13% due 12/31/2022	1,200,000	1,194,563
2.13% due 11/30/2023	1,300,000	1,291,367
2.13% due 02/29/2024	1,200,000	1,191,094
2.13% due 03/31/2024	1,300,000	1,290,352
2.13% due 07/31/2024	1,300,000	1,288,574
2.13% due 09/30/2024	2,000,000	1,980,703
2.13% due 11/30/2024	1,000,000	989,727
2.13% due 05/15/2025	1,300,000	1,282,684
2.25% due 03/31/2020	2,000,000	1,997,344
2.25% due 02/15/2021	2,000,000	1,998,281
2.25% due 11/15/2024	1,300,000	1,294,922
2.25% due 12/31/2024	3,000,000	2,987,695
2.25% due 11/15/2025	1,300,000	1,289,438
2.25% due 02/15/2027	1,300,000	1,282,480
2.25% due 08/15/2027	1,300,000	1,279,332
2.25% due 11/15/2027	2,000,000	1,965,781
2.38% due 04/30/2020	2,000,000	1,999,375
2.38% due 12/31/2020	2,000,000	2,002,031
2.38% due 03/15/2021	1,300,000	1,301,930
2.38% due 02/29/2024	2,000,000	2,009,141
2.38% due 08/15/2024	1,300,000	1,304,266
2.38% due 05/15/2027	1,300,000	1,293,195
2.50% due 06/30/2020	1,500,000	1,502,051
2.50% due 01/15/2022	2,000,000	2,012,813
2.50% due 03/31/2023	1,000,000	1,008,867
2.50% due 08/15/2023	1,500,000	1,513,887
2.50% due 05/15/2024	1,500,000	1,514,590
2.63% due 08/15/2020	1,300,000	1,304,621
2.63% due 11/15/2020	1,300,000	1,305,738
2.63% due 12/31/2023	2,000,000	2,030,156
2.63% due 12/31/2025	2,000,000	2,029,063
2.75% due 11/15/2023	1,300,000	1,326,152
2.75% due 02/15/2024	1,500,000	1,531,406

2.75% due 02/28/2025	2,000,000	2,044,375
2.75% due 08/31/2025	2,000,000	2,043,828
2.75% due 02/15/2028	2,000,000	2,042,422
2.88% due 05/15/2028	2,000,000	2,062,109
2.88% due 08/15/2028	2,000,000	2,062,578
3.13% due 05/15/2021	1,300,000	1,321,684
3.13% due 11/15/2028	2,000,000	2,104,844
3.63% due 02/15/2021	1,300,000	1,329,961

		156,788,305

Total U.S. Government Treasuries (cost $157,615,639)		158,012,563

EXCHANGE-TRADED FUNDS - 6.1%
iShares 1-3 Year Treasury Bond ETF	69,800	5,870,878
iShares 3-7 Year Treasury Bond ETF	51,900	6,379,029
iShares 7-10 Year Treasury Bond ETF	16,300	1,726,170
iShares iBoxx Investment Grade Corporate Bond ETF	35,000	4,172,700

Total Exchange-Traded Funds (cost $18,030,220)		18,148,777

Total Long-Term Investment Securities (cost $294,129,059)		294,579,209

REPURCHASE AGREEMENTS - 0.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 04/30/2019, to be repurchased 05/01/2019 in the amount of $2,358,033 collateralized by $2,350,000 of United States Treasury Notes, bearing interest at 2.75% due 07/31/2023 and having an approximate value of $2,408,024. (cost $2,358,000)	$2,358,000	2,358,000

TOTAL INVESTMENTS (cost $296,487,059)	99.4%	296,937,209
Other assets less liabilities	0.6	1,711,338

NET ASSETS	100.0%	$298,648,547

ETF - Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$72,765,676	$—	$72,765,676
Foreign Corporate Bonds & Notes	—	20,311,696	—	20,311,696
U.S. Government Agencies	—	25,340,497	—	25,340,497
U.S. Government Treasuries	—	158,012,563	—	158,012,563
Exchange-Traded Funds	18,148,777	—	—	18,148,777
Repurchase Agreements	—	2,358,000	—	2,358,000

Total Investments at Value	$18,148,777	$278,788,432	$—	$296,937,209

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Franklin Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 95.4%
Apparel Manufacturers - 1.1%
Carter’s, Inc.	35,497	$3,759,487

Banks-Commercial - 15.2%
Bryn Mawr Bank Corp.	124,239	4,732,263
Chemical Financial Corp.	131,167	5,762,166
Columbia Banking System, Inc.	212,400	7,973,496
First Horizon National Corp.	542,500	8,186,325
First of Long Island Corp.	167,322	3,893,583
German American Bancorp, Inc.	44,027	1,314,206
Glacier Bancorp, Inc.	57,400	2,444,666
Lakeland Financial Corp.	148,377	7,085,002
Peoples Bancorp, Inc.	82,200	2,686,296
TrustCo Bank Corp.	216,856	1,734,848
Union Bankshares Corp.	53,340	1,946,910
Washington Trust Bancorp, Inc.	57,043	2,955,398

		50,715,159

Building & Construction Products-Misc. - 2.8%
Gibraltar Industries, Inc.†	230,222	9,132,907
Simpson Manufacturing Co., Inc.	4,803	305,855

		9,438,762

Building Products-Cement - 2.3%
Eagle Materials, Inc.	85,000	7,727,350

Building Products-Wood - 1.8%
Universal Forest Products, Inc.	161,290	5,959,666

Building-Mobile Home/Manufactured Housing - 2.5%
LCI Industries	94,522	8,303,758

Building-Residential/Commercial - 0.9%
Toll Brothers, Inc.	79,830	3,041,523

Chemicals-Plastics - 0.5%
Landec Corp.†	168,049	1,766,195

Chemicals-Specialty - 2.5%
Minerals Technologies, Inc.	134,897	8,467,485

Consulting Services - 1.1%
Huron Consulting Group, Inc.†	77,265	3,734,217

Diversified Manufacturing Operations - 0.7%
Federal Signal Corp.	87,146	2,507,190

Electric-Integrated - 2.4%
Black Hills Corp.	77,100	5,609,796
IDACORP, Inc.	23,711	2,347,863

		7,957,659

Electronic Components-Misc. - 4.0%
Advanced Energy Industries, Inc.†	111,022	6,412,630
Gentex Corp.	9,500	218,785
Plexus Corp.†	113,032	6,802,266

		13,433,681

Electronic Components-Semiconductors - 0.4%
Synaptics, Inc.†	37,358	1,407,276

Food-Meat Products - 2.8%
Maple Leaf Foods, Inc.	402,660	9,395,500

Gas-Distribution - 1.8%
Spire, Inc.	69,788	5,875,452

Gold Mining - 2.1%
OceanaGold Corp.	2,474,200	6,944,086

Hotels/Motels - 0.8%
Wyndham Hotels & Resorts, Inc.	45,800	2,551,976

Human Resources - 0.3%
AMN Healthcare Services, Inc.†	16,300	848,578

Insurance-Multi-line - 5.0%
Horace Mann Educators Corp.	173,351	6,687,882
Old Republic International Corp.	445,400	9,959,144

		16,647,026

Insurance-Property/Casualty - 3.2%
Hanover Insurance Group, Inc.	90,100	10,866,961

Lasers-System/Components - 1.9%
Coherent, Inc.†	43,913	6,499,563

Machine Tools & Related Products - 2.2%
Kennametal, Inc.	180,093	7,329,785

Machinery-Construction & Mining - 2.4%
Astec Industries, Inc.	120,027	4,046,110
Oshkosh Corp.	49,600	4,096,464

		8,142,574

Machinery-Electrical - 2.5%
Regal Beloit Corp.	98,500	8,380,380

Machinery-Pumps - 2.8%
Mueller Water Products, Inc., Class A	866,400	9,296,472

Medical-Biomedical/Gene - 1.2%
Cambrex Corp.†	94,101	4,048,225

Metal Processors & Fabrication - 1.3%
Mueller Industries, Inc.	73,544	2,145,278
Rexnord Corp.†	75,850	2,169,310

		4,314,588

Networking Products - 0.3%
LogMeIn, Inc.	10,303	848,967

Oil Field Machinery & Equipment - 0.2%
Natural Gas Services Group, Inc.†	36,814	591,601

Oil-Field Services - 2.3%
Hunting PLC	1,012,431	7,776,039

Paper & Related Products - 1.2%
P.H. Glatfelter Co.	247,400	3,903,972

Real Estate Investment Trusts - 7.7%
Brandywine Realty Trust	289,000	4,447,710
Highwoods Properties, Inc.	130,200	5,804,316
LTC Properties, Inc.	77,037	3,471,287
Retail Properties of America, Inc., Class A	546,038	6,710,807
Sunstone Hotel Investors, Inc.	367,704	5,294,938

		25,729,058

Real Estate Operations & Development - 2.6%
McGrath RentCorp	138,911	8,612,482

Retail-Apparel/Shoe - 1.7%
Caleres, Inc.	214,486	5,625,968

Retail-Restaurants - 0.8%
Brinker International, Inc.	61,404	2,626,249

Semiconductor Equipment - 1.0%
MKS Instruments, Inc.	37,978	3,456,378

Steel-Producers - 4.4%
Carpenter Technology Corp.	162,431	8,067,948
Reliance Steel & Aluminum Co.	71,100	6,538,356

		14,606,304

Telecom Equipment-Fiber Optics - 1.3%
Finisar Corp.†	182,000	4,388,020

Textile-Apparel - 0.2%
Unifi, Inc.†	34,200	690,840

Theaters - 1.2%
Cinemark Holdings, Inc.	99,444	4,181,620

Transport-Equipment & Leasing - 0.7%
Greenbrier Cos., Inc.	70,906	2,519,290

Transport-Truck - 0.5%
Heartland Express, Inc.	85,300	1,678,704

Wire & Cable Products - 0.8%
Encore Wire Corp.	20,653	1,224,517
Insteel Industries, Inc.	72,598	1,520,202

		2,744,719

Total Common Stocks (cost $296,110,869)		319,340,785

U.S. CORPORATE BONDS & NOTES - 0.6%
Metal Processors & Fabrication - 0.2%
Mueller Industries, Inc. Sub. Notes 6.00% due 03/01/2027	$792,000	793,980

Oil Companies-Exploration & Production - 0.4%
Unit Corp. Company Guar. Notes 6.63% due 05/15/2021	1,245,000	1,220,100

Total U.S. Corporate Bonds & Notes (cost $1,943,345)		2,014,080

Total Long-Term Investment Securities (cost $298,054,214)		321,354,865

SHORT-TERM INVESTMENT SECURITIES - 2.0%
U.S. Government Agencies - 2.0%
Federal Home Loan Bank Disc. Notes 2.38% due 05/01/2019 (cost $6,625,000)	6,625,000	6,625,000

REPURCHASE AGREEMENTS - 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50% dated 04/30/2019, to be purchased 05/01/2019 in the amount $1,360,019 and collateralized by $1,355,000 of United States Treasury Notes, bearing interest at 2.75% due 07/31/2023 and having an approximate value of $1,388,456 (cost $1,360,000)	1,360,000	1,360,000

TOTAL INVESTMENTS (cost $306,039,214)	98.4%	329,339,865
Other assets less liabilities	1.6	5,242,623

NET ASSETS	100.0%	$334,582,488

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$319,340,785	$—	$—	$319,340,785
U.S Corporate Bonds & Notes	—	2,014,080	—	2,014,080
Short-Term Investment Securities	—	6,625,000	—	6,625,000
Repurchase Agreements	—	1,360,000	—	1,360,000

Total Investments at Value	$319,340,785	$9,999,080	$—	$329,339,865

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Global Index Allocation 60/40 Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# - 100.1%
Domestic Equity Investment Companies - 33.1%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	244,772	$5,781,512
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	115,432	1,302,078
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	67,408	761,705

Total Domestic Equity Investment Companies (cost $7,578,716)		7,845,295

Domestic Fixed Income Investment Companies - 37.1%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	551,325	5,606,976
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	319,562	3,198,820

Total Domestic Fixed Income Investment Companies (cost $8,672,945)		8,805,796

International Equity Investment Companies - 29.9%
SunAmerica Series Trust SA Emerging Markets Equity Index, Class 1	57,560	826,569
SunAmerica Series Trust SA International Index Portfolio, Class 1	571,765	6,255,105

Total International Equity Investment Companies (cost $6,947,305)		7,081,674

TOTAL INVESTMENTS (cost $23,198,966)	100.1%	23,732,765
Liabilities in excess of other assets	(0.1)	(27,558)

NET ASSETS	100.0%	$23,705,207

@

The SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$23,732,765	$—	$—	$23,732,765

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Global Index Allocation 75/25 Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# - 100.1%
Domestic Equity Investment Companies - 41.8%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	334,777	$7,907,426
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	166,686	1,880,219
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	128,820	1,455,663

Total Domestic Equity Investment Companies (cost $10,933,022)		11,243,308

Domestic Fixed Income Investment Companies - 21.6%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	349,801	3,557,481
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	223,128	2,233,515

Total Domestic Fixed Income Investment Companies (cost $5,703,642)		5,790,996

International Equity Investment Companies - 36.7%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	102,243	1,468,205
SunAmerica Series Trust SA International Index Portfolio, Class 1	767,295	8,394,204

Total International Equity Investment Companies (cost $9,657,720)		9,862,409

TOTAL INVESTMENTS (cost $26,294,384)	100.1%	26,896,713
Liabilities in excess of other assets	(0.1)	(26,638)

NET ASSETS	100.0%	$26,870,075

@

The SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectuses.

#	See Note 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$26,896,713	$—	$—	$26,896,713

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Global Index Allocation 90/10 Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# - 100.1%
Domestic Equity Investment Companies - 49.3%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	1,398,638	$33,035,828
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	797,088	8,991,154
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	564,610	6,380,089

Total Domestic Equity Investment Companies (cost $47,391,795)		48,407,071

Domestic Fixed Income Investment Companies - 6.6%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	400,450	4,072,581
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	236,474	2,367,101

Total Domestic Fixed Income Investment Companies (cost $6,345,490)		6,439,682

International Equity Investment Companies - 44.2%
SunAmerica Series Trust SA Emerging Markets Equity Index, Class 1	372,006	5,342,015
SunAmerica Series Trust SA International Index Portfolio, Class 1	3,481,676	38,089,533

Total International Equity Investment Companies (cost $42,977,628)		43,431,548

TOTAL INVESTMENTS (cost $96,714,913)	100.1%	98,278,301
Liabilities in excess of other assets	(0.1)	(53,524)

NET ASSETS	100.0%	$98,224,777

@

The SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$98,278,301	$—	$—	$98,278,301

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description		Principal Amount**	Value (Note 1)

ASSET BACKED SECURITIES - 7.5%
Cayman Islands - 1.6%
Madison Park Funding, Ltd. FRS Series 2018-30A, Class A 3.35% (3 ML+0.75%) due 04/15/2029*(1)		$3,150,000	$3,098,747
Recette Clo, Ltd. FRS Series 2015-1A, Class AR 3.51% (3 ML+0.92%) due 10/20/2027*(1)		3,050,000	3,038,428

			6,137,175

United Kingdom - 1.9%
Harben Finance PLC FRS Series 2017-1X, Class A 1.66% (3 ML GBP+0.80%) due 08/20/2056(2)	GBP	689,369	898,585
London Wall Mtg. Capital PLC FRS Series 2017-FL1, Class A 1.72% (3 ML GBP+0.85%) due 11/15/2049(2)	GBP	1,052,999	1,373,134
Ripon Mortgages PLC FRS Series 1X, Class A2 1.66% (3 ML GBP+0.80%) due 08/20/2056(2)	GBP	2,145,958	2,794,415
Ripon Mortgages PLC FRS Series 1X, Class A1 1.66% (3 ML GBP+0.80%) due 08/20/2056(2)	GBP	217,823	283,644
Silverstone Master Issuer PLC FRS Series 2019-1A, Class 1A 3.15% (3 ML+0.57%) due 01/21/2070*(2)		670,000	670,138
Warwick Finance Residential Mortgages PLC FRS Series 1, Class A 1.84% (3 ML GBP+1.00%) due 09/21/2049(2)	GBP	1,155,259	1,510,372

			7,530,288

United States - 4.0%
Bank of America Student Loan Trust FRS Series 2010-1A, Class A 3.57% (3 ML+0.80%) due 02/25/2043*		306,198	307,350
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 2.70% (1 ML+0.21%) due 03/20/2046(2)		239,304	217,636
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 2.75% (1 ML+0.27%) due 02/25/2036(2)		458,192	417,471
ECMC Group Student Loan Trust FRS Series 2016-1A, Class A 3.83% (1 ML+1.35%) due 07/26/2066*		1,866,504	1,888,305
Higher Education Funding I FRS Series 2014-1, Class A 3.70% (3 ML+1.05%) due 05/25/2034*		1,772,791	1,784,945
Home Equity Loan Trust FRS Series 2007-FRE1, Class 2AV3 2.71% (1 ML+0.23%) due 04/25/2037		750,000	673,995
Lehman XS Trust FRS Series 2007-7N, Class 1A2 2.72% (1 ML+0.24%) due 06/25/2047(2)		375,657	333,377
Navient Student Loan Trust FRS Series 2016-5A, Class A 3.73% (1 ML+1.25%) due 06/25/2065*		2,034,211	2,063,072
Panhandle-Plains Higher Education Authority, Inc. FRS Series 2011-1, Class A3 3.54% (3 ML+0.95%) due 10/01/2037		1,250,000	1,255,107
Scholar Funding Trust FRS Series 2010-A, Class A 3.33% (3 ML+0.75%) due 10/28/2041*		559,755	559,763
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 3.29% (6 ML+0.66%) due 11/20/2034(2)		31,991	31,803
SLM Student Loan Trust FRS Series 2007-2, Class A4 2.64% (3 ML+0.06%) due 07/25/2022		1,961,475	1,912,014
SLM Student Loan Trust FRS Series 2003-1, Class A5A 2.72% (3 ML+0.11%) due 12/15/2032*		1,461,752	1,412,653
SLM Student Loan Trust FRS Series 2008-2, Class A3 3.33% (3 ML+0.75%) due 04/25/2023		294,893	291,847
SLM Student Loan Trust FRS Series 2008-4, Class A4 4.23% (3 ML+1.65%) due 07/25/2022		645,771	653,085
SLM Student Loan Trust FRS Series 2008-5, Class A4 4.28% (3 ML+1.70%) due 07/25/2023		816,372	827,629
Station Place Securitization Trust FRS Series 2015-2, Class A 3.03% (1 ML+0.55%) due 07/15/2019*(2)(3)		850,000	850,000
Washington Mutual Mtg. Pass-Through Certs. FRS Series 2006-AR5 Class 4A 3.44% (12 MTA+0.99%) due 06/25/2046(2)		318,027	275,757

Wells Fargo Alternative Loan Trust VRS Series 2007-PA6, Class A1 4.71% due 12/28/2037(2)(4)		301,837	298,664

			16,054,473

Total Asset Backed Securities (cost $29,769,493)			29,721,936

CORPORATE BONDS & NOTES - 18.0%
Belgium - 0.2%
KBC Group NV Senior Notes 0.75% due 10/18/2023	EUR	600,000	685,173

Bermuda - 0.1%
IHS Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*		250,000	261,540

Canada - 0.1%
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*		400,000	397,000
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027		150,000	150,935

			547,935

Cayman Islands - 0.3%
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*		250,000	248,408
Thames Water Utilities Cayman Finance, Ltd. Sec. Notes 5.75% due 09/13/2030	GBP	550,000	781,894

			1,030,302

France - 2.7%
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*		2,050,000	2,027,465
BPCE SA Senior Notes 4.00% due 09/12/2023*		1,300,000	1,327,656
Dexia Credit Local SA Government Guar. Notes 1.13% due 06/15/2022	GBP	5,600,000	7,266,737

			10,621,858

Germany - 5.8%
FMS Wertmanagement Government Guar. Notes 0.01% due 11/13/2020	EUR	800,000	902,836
KFW Government Guar. Notes zero coupon due 12/15/2022	EUR	16,000,000	18,132,423
KFW Government Guar. Notes 0.38% due 03/15/2023	EUR	2,800,000	3,218,617
KFW Government Guar. Notes 5.00% due 12/01/2020	SEK	2,000,000	227,024
KFW Government Guar. Notes 6.00% due 08/20/2020	AUD	800,000	595,728

			23,076,628

Guernsey - 0.1%
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 1.25% due 04/14/2022	EUR	350,000	404,616

India - 0.1%
Reliance Industries, Ltd. Senior Notes 3.67% due 11/30/2027*		250,000	245,663

Italy - 0.1%
Telecom Italia SpA Senior Notes 4.00% due 04/11/2024	EUR	350,000	411,276

Luxembourg - 0.1%
Gazprom OAO Via Gaz Capital SA Senior Notes 5.15% due 02/11/2026*		340,000	352,190

Mexico - 0.2%
America Movil SAB de CV Senior Notes 6.00% due 06/09/2019	MXN	4,310,000	226,215
Mexico City Airport Trust Senior Sec. Notes 3.88% due 04/30/2028*		210,000	196,991
Mexico City Airport Trust Senior Sec. Notes 5.50% due 07/31/2047		200,000	186,250
Mexico City Airport Trust Senior Sec. Notes 5.50% due 07/31/2047*		200,000	186,250

			795,706

Netherlands - 0.7%
Cooperatieve Rabobank UA Sub. Notes 3.88% due 07/25/2023	EUR	450,000	576,343
NXP BV/NXP Funding LLC Company Guar. Notes 3.88% due 09/01/2022*		900,000	915,966
Petrobras Global Finance BV Company Guar. Notes 5.75% due 02/01/2029		10,000	10,025
Petrobras Global Finance BV Company Guar. Notes 6.90% due 03/19/2049		70,000	69,912

Syngenta Finance NV Company Guar. Notes 4.44% due 04/24/2023*		450,000	461,848
Syngenta Finance NV Company Guar. Notes 4.89% due 04/24/2025*		350,000	360,446
Syngenta Finance NV Company Guar. Notes 5.18% due 04/24/2028*		200,000	204,591

			2,599,131

Singapore - 0.0%
ABJA Investment Co. Pte, Ltd. Senior Notes 5.45% due 01/24/2028		200,000	186,804

Spain - 0.3%
Banco de Sabadell SA Senior Notes 0.88% due 03/05/2023	EUR	300,000	336,197
CaixaBank SA Senior Notes 1.13% due 05/17/2024	EUR	400,000	457,694
FCC Aqualia SA Senior Sec. Notes 2.63% due 06/08/2027	EUR	500,000	589,870

			1,383,761

SupraNational - 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 7.25% due 05/15/2024*		400,000	421,420

Switzerland - 0.1%
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*		600,000	594,866

United Kingdom - 0.8%
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*		1,000,000	1,007,311
HSBC Holdings PLC Senior Notes 2.18% due 06/27/2023	GBP	600,000	785,943
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025		1,200,000	1,223,395
Vedanta Resources Finance II PLC Company Guar. Notes 8.00% due 04/23/2023*		200,000	200,860

			3,217,509

United States - 6.2%
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026		350,000	393,746
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046		100,000	134,874
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026*		550,000	551,800
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023		270,000	273,640
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048		200,000	195,202
AT&T, Inc. Senior Notes 3.95% due 01/15/2025		100,000	103,162
AT&T, Inc. Senior Notes 4.10% due 02/15/2028		300,000	306,970
AT&T, Inc. Senior Notes 4.35% due 06/15/2045		50,000	47,194
Bank of America Corp. Senior Notes 3.25% due 10/21/2027		650,000	637,491
Bank of America Corp. Senior Notes 3.37% due 01/23/2026		1,000,000	1,000,847
Bayer US Finance II LLC Company Guar. Notes 3.88% due 12/15/2023*		400,000	403,426
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*		650,000	658,869
Bayer US Finance II LLC Company Guar. Notes 4.38% due 12/15/2028*		350,000	351,183
Broadcom, Inc. Company Guar. Notes 3.13% due 10/15/2022*		350,000	348,158
Broadcom, Inc. Company Guar. Notes 3.63% due 10/15/2024*		400,000	394,825
Broadcom, Inc. Company Guar. Notes 4.25% due 04/15/2026*		400,000	395,384
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023*		250,000	254,462
Cigna Corp. Company Guar. Notes 4.13% due 11/15/2025*		300,000	310,087
Cigna Corp. Company Guar. Notes 4.90% due 12/15/2048*		150,000	151,388
CIT Group, Inc. Senior Notes 5.25% due 03/07/2025		400,000	425,500
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026		1,400,000	1,399,314

Comcast Corp. Company Guar. Notes 3.70% due 04/15/2024		750,000	776,205
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025		550,000	576,174
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028		550,000	582,154
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023		100,000	103,344
Crown Castle International Corp. Senior Notes 4.30% due 02/15/2029		250,000	258,209
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024		400,000	400,000
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 11/01/2024		400,000	408,500
Dollar Tree, Inc. Senior Notes 4.00% due 05/15/2025		400,000	407,931
Dollar Tree, Inc. Senior Notes 4.20% due 05/15/2028		500,000	503,540
Elanco Animal Health, Inc. Senior Notes 4.27% due 08/28/2023*		350,000	363,646
EMD Finance LLC Company Guar. Notes 3.25% due 03/19/2025*		900,000	888,290
EQM Midstream Partners LP Senior Notes 4.75% due 07/15/2023		400,000	407,739
Fox Corp. Senior Notes 4.03% due 01/25/2024*		150,000	155,935
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023		150,000	149,721
General Electric Co. Senior Notes 2.70% due 10/09/2022		50,000	49,406
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025		200,000	210,500
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027		400,000	413,203
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024		1,450,000	1,503,569
Level 3 Financing, Inc. Company Guar. Notes 5.63% due 02/01/2023		400,000	404,000
MGIC Investment Corp. Senior Notes 5.75% due 08/15/2023		250,000	268,125
Morgan Stanley Senior Notes 3.13% due 07/27/2026		1,500,000	1,461,005
MPLX LP Senior Notes 4.50% due 04/15/2038		350,000	335,676
MPLX LP Senior Notes 4.70% due 04/15/2048		300,000	289,275
Refinitiv US Holdings, Inc. Senior Sec. Notes 6.25% due 05/15/2026*		400,000	410,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*		400,000	413,500
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025		650,000	714,207
Spectrum Brands, Inc. Company Guar. Notes 6.63% due 11/15/2022		200,000	204,460
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020		1,450,000	1,504,375
Valero Energy Corp. Senior Notes 4.35% due 06/01/2028		100,000	103,961
Valero Energy Partners LP Company Guar. Notes 4.38% due 12/15/2026		300,000	312,112
VEREIT Operating Partnership LP Company Guar. Notes 4.63% due 11/01/2025		650,000	674,278
VEREIT Operating Partnership LP Company Guar. Notes 4.88% due 06/01/2026		300,000	313,994
Vistra Energy Corp. Company Guar. Notes 7.63% due 11/01/2024		450,000	474,381

			24,779,437

Venezuela - 0.0%
Petroleos de Venezuela SA Company Guar. Bonds 5.38% due 04/12/2027(5)(6)†		390,000	81,900

Total Corporate Bonds & Notes (cost $72,151,430)			71,697,715

FOREIGN GOVERNMENT OBLIGATIONS - 43.6%
Argentina - 0.2%
Republic of Argentina Senior Notes 3.38% due 01/15/2023	EUR	240,000	194,037
Republic of Argentina Senior Notes 3.38% due 12/31/2038(7)	EUR	20,000	11,608

Republic of Argentina Senior Notes 3.75% due 12/31/2038(7)	EUR	100,000	52,151
Republic of Argentina Senior Notes 5.25% due 01/15/2028		310,000	228,877
Republic of Argentina Senior Bonds 6.88% due 01/11/2048		430,000	284,875

			771,548

Australia - 1.5%
Commonwealth of Australia Senior Bonds 2.75% due 11/21/2027	AUD	3,750,000	2,858,083
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	740,000	605,799
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033	AUD	1,100,000	1,015,421
Commonwealth of Australia Senior Bonds 5.50% due 04/21/2023	AUD	1,660,000	1,359,673

			5,838,976

Austria - 0.3%
Republic of Austria Senior Notes 1.50% due 11/02/2086*	EUR	1,100,000	1,272,116

Belgium - 1.5%
Kingdom of Belgium Senior Notes 0.20% due 10/22/2023*	EUR	2,170,000	2,487,146
Kingdom of Belgium Senior Notes 0.80% due 06/22/2027*	EUR	650,000	763,549
Kingdom of Belgium Senior Notes 0.90% due 06/22/2029*	EUR	1,140,000	1,335,386
Kingdom of Belgium Senior Bonds 2.15% due 06/22/2066*	EUR	1,170,000	1,472,370

			6,058,451

Canada - 1.2%
Government of Canada Bonds 2.75% due 12/01/2048	CAD	880,000	766,560
Province of British Columbia, Canada Notes 2.85% due 06/18/2025	CAD	3,600,000	2,804,706
Province of British Columbia, Canada Senior Notes 4.95% due 06/18/2040	CAD	400,000	403,054
Province of Ontario, Canada Notes 2.85% due 06/02/2023	CAD	1,200,000	927,055

			4,901,375

Denmark - 0.3%
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	4,700,000	1,269,265

France - 1.9%
Government of France Bonds 1.75% due 05/25/2066*	EUR	1,100,000	1,289,107
Government of France Bonds 2.75% due 10/25/2027	EUR	1,220,000	1,670,622
Government of France Bonds 4.50% due 04/25/2041	EUR	2,560,000	4,805,059

			7,764,788

Germany - 0.1%
Federal Republic of Germany Bonds 1.25% due 08/15/2048	EUR	160,000	207,921

Indonesia - 0.1%
Republic of Indonesia Senior Notes 4.45% due 02/11/2024		200,000	209,472

Israel - 0.1%
Israel Government USAID Government Guar. Bonds 5.50% due 09/18/2023		300,000	338,122

Italy - 7.1%
Republic of Italy Bonds 0.70% due 05/01/2020	EUR	180,000	203,083
Republic of Italy Bonds 0.95% due 03/01/2023	EUR	2,550,000	2,825,812
Republic of Italy Bonds 2.80% due 12/01/2028	EUR	7,390,000	8,566,894
Republic of Italy Bonds 2.80% due 03/01/2067*	EUR	930,000	888,983
Republic of Italy Bonds 2.95% due 09/01/2038*	EUR	3,060,000	3,336,370
Republic of Italy Bonds 4.25% due 03/01/2020	EUR	3,490,000	4,050,043
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	6,380,000	8,208,431

			28,079,616

Japan - 19.7%
Government of Japan Senior Notes 0.10% due 04/01/2021	JPY	2,226,400,000	20,083,069
Government of Japan Senior Notes 0.10% due 03/20/2029	JPY	502,550,000	4,577,290
Government of Japan Senior Notes 0.40% due 03/20/2039	JPY	670,000,000	6,043,563
Government of Japan Senior Bonds 1.40% due 09/20/2034	JPY	1,431,350,000	15,199,332
Government of Japan Senior Bonds 1.40% due 09/20/2045	JPY	70,500,000	773,978
Government of Japan Senior Bonds 1.40% due 03/20/2055	JPY	53,100,000	599,733
Government of Japan Senior Bonds 1.70% due 06/20/2033	JPY	38,400,000	419,920
Government of Japan Senior Notes 2.00% due 06/20/2022	JPY	1,056,000,000	10,128,007
Government of Japan Senior Bonds 2.00% due 09/20/2041	JPY	472,800,000	5,664,390
Government of Japan Senior Bonds 2.00% due 03/20/2052	JPY	302,500,000	3,869,268
Government of Japan CPI Linked Senior Bonds 0.10% due 03/10/2025(8)	JPY	616,815,700	5,697,772
Government of Japan CPI Linked Senior Bonds 0.10% due 03/10/2026(8)	JPY	579,306,156	5,377,284

			78,433,606

Nigeria - 0.1%
Republic of Nigeria Senior Notes 6.50% due 11/28/2027		220,000	216,317

South Africa - 0.1%
Republic of South Africa Senior Notes 6.25% due 03/31/2036	ZAR	1,490,000	75,555
Republic of South Africa Senior Notes 6.50% due 02/28/2041	ZAR	490,000	24,252
Republic of South Africa Senior Notes 7.00% due 02/28/2031	ZAR	2,430,000	142,640
Republic of South Africa Senior Notes 8.00% due 01/31/2030	ZAR	900,000	58,096
Republic of South Africa Senior Notes 8.25% due 03/31/2032	ZAR	1,152,000	73,842
Republic of South Africa Senior Notes 8.75% due 01/31/2044	ZAR	1,940,000	122,323
Republic of South Africa Senior Notes 8.88% due 02/28/2035	ZAR	890,000	58,518
Republic of South Africa Senior Notes 9.00% due 01/31/2040	ZAR	30,000	1,951

			557,177

Spain - 3.7%
Kingdom of Spain Bonds 1.50% due 04/30/2027*	EUR	4,820,000	5,736,644
Kingdom of Spain Senior Notes 3.45% due 07/30/2066*	EUR	750,000	1,062,524
Kingdom of Spain Bonds 3.80% due 04/30/2024*	EUR	2,110,000	2,801,393
Kingdom of Spain Senior Bonds 4.90% due 07/30/2040*	EUR	780,000	1,346,771
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	740,000	1,348,164
Kingdom of Spain Senior Bonds 5.90% due 07/30/2026*	EUR	1,640,000	2,537,840

			14,833,336

SupraNational - 0.5%
Asian Development Bank Senior Notes 2.35% due 06/21/2027	JPY	40,000,000	431,211
European Investment Bank Senior Notes 5.00% due 12/01/2020	SEK	2,950,000	334,991
Inter-American Development Bank Senior Notes 7.00% due 06/15/2025		850,000	1,040,942

			1,807,144

Sweden - 0.3%
Kingdom of Sweden Bonds 1.00% due 11/12/2026	SEK	4,610,000	520,596
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	7,130,000	842,342

			1,362,938

United Kingdom - 4.9%
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	3,130,000	5,356,727

United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	3,030,000	5,430,499
United Kingdom Gilt Treasury Bonds 3.50% due 07/22/2068	GBP	770,000	1,660,271
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	800,000	1,629,208
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	3,040,000	5,595,413
			19,672,118
Venezuela - 0.0%
Republic of Venezuela Senior Bonds 9.25% due 05/07/2028(5)(6)†		230,000	66,125
Total Foreign Government Obligations (cost $169,724,187)			173,660,411
MUNICIPAL BONDS & NOTES - 1.4%
United States - 1.4%
Louisiana Public Facilities Authority FRS Revenue Bonds 3.53% (3 ML+0.95%) due 04/25/2035		3,150,000	3,167,451
New Hampshire Higher Education Loan Corp. FRS Revenue Bonds 3.43% (3 ML+0.85%) due 10/25/2037		1,532,116	1,532,484
North Carolina State Education Assistance Authority FRS Revenue Bonds 3.48% (3 ML+0.90%) due 07/25/2041		711,826	714,018
Total Municipal Bonds & Notes (cost $5,348,031)			5,413,953
U.S. GOVERNMENT AGENCIES - 1.3%
United States - 1.3%
Federal Home Loan Bank 2.63% due 09/12/2025		2,200,000	2,211,695
Federal Home Loan Mtg. Corp. 5.00% due 07/01/2035		473,581	508,950
5.00% due 11/01/2038		95,811	102,920
5.00% due 01/01/2039		30,955	33,253
5.00% due 09/01/2039		71,043	76,326
5.00% due 05/01/2041		308,068	331,851
Federal National Mtg. Assoc. 4.50% due 02/01/2040		8,678	9,027
4.50% due 08/01/2041		116,559	123,421
6.00% due 10/01/2034		285,133	317,850
6.00% due 11/01/2034		53,745	58,392
6.00% due 02/01/2037		321,442	359,102
6.00% due 03/01/2037		29,025	32,425
6.00% due 10/01/2037		125,453	140,191
6.00% due 08/01/2038		92,534	103,286
6.00% due 06/01/2039		1,168	1,267
6.00% due 10/01/2040		119,913	134,112
6.00% due 04/01/2041		15,947	17,844
6.00% due 05/01/2041		109,044	121,993
6.00% due 10/01/2041		105,834	115,549
Federal National Mtg. Assoc. REMIC Series 2012-153, Class B 7.00% due 07/25/2042(2)		370,803	427,745
Series 2012-111, Class B 7.00% due 10/25/2042(2)		98,925	115,347
Total U.S. Government Agencies (cost $5,296,752)			5,342,546
U.S. GOVERNMENT TREASURIES - 24.5%
United States - 24.5%
United States Treasury Bonds 2.75% due 11/15/2047		2,010,000	1,935,096
2.88% due 08/15/2045(11)		7,200,000	7,133,906
3.00% due 05/15/2045(11)		7,910,000	8,026,796
3.63% due 02/15/2044(11)		6,910,000	7,781,848
United States Treasury Notes 0.75% due 07/15/2028 TIPS(8)		3,332,740	3,402,529
2.13% due 07/31/2024		7,880,000	7,810,742
2.25% due 02/15/2027		6,640,000	6,550,516
2.38% due 04/30/2020		4,090,000	4,088,722
2.38% due 01/31/2023		49,000,000	49,199,062
2.88% due 08/15/2028		1,390,000	1,433,492
Total U.S. Government Treasuries (cost $97,993,713)			97,362,709
PREFERRED SECURITIES/CAPITAL SECURITIES - 0.1%
Switzerland - 0.1%
UBS Group Funding Switzerland AG 7.00% due 07/31/2019*(9) (cost $600,000)		600,000	625,482
OPTIONS - PURCHASED - 0.1%
United States - 0.1%
Exchange Traded Purchased Put Options on Futures		25	14,219
Over the Counter Purchased Call Options on Interest Rate Swap Contracts		9,200,000	316,065
(cost $129,651)			330,284
Total Long-Term Investment Securities (cost $381,013,257)			384,155,036
SHORT-TERM INVESTMENT SECURITIES - 2.1%
Commercial Paper - 0.3%
VW Credit, Inc. 3.45% due 07/08/2019*		1,150,000	1,143,886

REGISTERED INVESTMENT COMPANIES - 1.8%
State Street Institutional U.S. Government Money Market Fund, Administration Class 2.37% (10)	7,079,953	7,079,953

Total Short-Term Investment Securities (cost $8,222,676)		8,223,839

TOTAL INVESTMENTS (cost $389,235,933)	98.6%	392,378,875
Other assets less liabilities	1.4	5,429,280

NET ASSETS	100.0%	$397,808,155

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2019, the aggregate value of these securities was $60,583,056 representing 15.2% of net assets.

**	Denominated in United States dollars unless otherwise indicated.
†	Non-income producing security
(1)	Collateralized Loan Obligation
(2)	Collateralized Mortgage Obligation
(3)	Securities classified as Level 3 (see Note 1).
(4)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)	Security in default of interest.
(6)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Par	% of Net Assets
Corporate Bonds & Notes
Petroleos de Venezuela SA	10/23/2017	390,000	$115,546	$81,900	$21.00	0.02%
Foreign Government Obligations
Republic of Venezuela	7/27/2017	230,000	93,621	66,125	28.75	0.02%

				$148,025		0.04%

(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of April 30, 2019.
(8)	Principal amount of security is adjusted for inflation.
(9)	Perpetual maturity—maturity date reflects the next call date.
(10)	The rate shown is the 7-day yield as of April 30, 2019.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	Options—Purchased:

Exchange Traded Purchased Put Options on Futures

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
IMM 90 Day Euro Dollar	June 2020	$97.75	25	$6,095,000	$13,888	$14,219	$331

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Over the Counter Purchased Call Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.61% versus U.S. Treasury Bonds maturing on 07/15/2019	Citibank, N.A.	July 2019	2.61%	$3,400	$32,546	$48,140	$15,594
Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.01% versus U.S. Treasury Bonds maturing on 11/01/2019	Citibank, N.A.	November 2019	3.01	5,800	83,217	267,925	184,708

					$115,763	$316,065	$200,302

AUD - Australian Dollar

CAD - Canadian Dollar

DKK - Danish Krone

EUR - Euro Currency

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

SEK - Swedish Krona

USD - U.S. Dollar

ZAR - South African Rand

CLO - Collateralized Loan Obligation

REMIC - Real Estate Mortgage Investment Conduit

TIPS - Treasury Inflated Protective Securities

USAID - United States Agency for International Development

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 MTA - Federal Reserve 12-Month Treasury average Index

Over the Counter Written Call Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.72% versus U.S. Treasury Bonds maturing on 7/15/2019	Citibank, N.A.	July 2019	2.72%	$1,400	$27,918	$27,515	$403
Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.10% versus U.S. Treasury Bonds maturing on 11/01/2019	Citibank, N.A.	November 2019	3.10	2,500	82,500	213,665	(131,165)

					$110,418	$241,180	$(130,762)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
3	Short	90 Day Euro Dollar	June 2019	$728,450	$730,913	$(2,463)
12	Short	90 Day Euro Dollar	September 2019	2,922,150	2,926,050	(3,900)
58	Short	90 Day Euro Dollar	December 2019	14,099,540	14,146,200	(46,660)
11	Short	90 Day Euro Dollar	March 2020	2,685,650	2,685,925	(275)
61	Short	90 Day Euro Dollar	June 2020	14,901,420	14,908,400	(6,980)
30	Long	Australian 3 Year Bonds	June 2019	2,399,125	2,409,397	10,272
18	Long	Australian 10 Year Bonds	June 2019	1,738,346	1,754,648	16,302
52	Long	Euro-BOBL	June 2019	7,747,411	7,752,907	5,496
5	Long	Euro-BTP	June 2019	728,031	731,620	3,589
108	Long	Euro-Bund	June 2019	19,962,000	20,024,473	62,473
4	Short	Euro-BUXL 30 Year Bonds	June 2019	816,974	846,764	(29,790)
7	Long	Euro-OAT	June 2019	1,273,218	1,271,895	(1,323)
101	Long	Euro-Schatz	June 2019	12,657,526	12,678,483	20,957
40	Short	Long GILT	June 2019	6,642,526	6,641,013	1,513
57	Short	U.S. Treasury 10 Year Notes	June 2019	7,049,297	7,049,297	0
48	Short	U.S. Treasury 10 Year Ultra Bonds	June 2019	6,232,588	6,325,500	(92,912)
131	Long	U.S. Treasury 2 Year Notes	June 2019	27,899,995	27,904,023	4,028
157	Long	U.S. Treasury 5 Year Notes	June 2019	18,134,889	18,155,578	20,689
29	Long	U.S. Treasury Long Bonds	June 2019	4,296,877	4,276,594	(20,283)
13	Short	U.S. Treasury Ultra Long Bonds	June 2019	2,131,747	2,135,656	(3,909)

						$(63,176)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Morgan Stanley & Co.	AUD	946,559	EUR	593,935	06/19/2019	$836	$—
	AUD	482,821	JPY	38,584,777	06/19/2019	6,986	—
	AUD	1,452,116	NZD	1,531,966	06/19/2019	—	(751)
	AUD	5,684,997	USD	4,065,591	06/19/2019	53,352	—
	BRL	20,835,194	USD	5,326,278	05/03/2019	12,669	—
	BRL	2,694,931	USD	682,041	06/04/2019	—	(3,564)
	CAD	1,450,914	AUD	1,526,894	06/19/2019	—	(6,741)
	CAD	457,860	EUR	302,872	06/19/2019	—	(1,099)
	CAD	994,938	GBP	568,432	06/19/2019	—	(453)
	CAD	528,662	JPY	43,674,868	06/19/2019	—	(1,487)
	CAD	1,138,598	NZD	1,274,468	06/19/2019	1,014	—
	CAD	3,739,622	USD	2,802,169	06/19/2019	7,313	—
	CHF	684,423	CAD	915,647	06/19/2019	9,538	—
	CHF	1,401,338	USD	1,408,465	06/19/2019	26,864	—
	CLP	1,184,372,051	USD	1,759,621	05/03/2019	10,954	—
	CLP	171,306,512	USD	254,421	05/28/2019	1,542	—
	CNH	23,839,108	USD	3,540,203	06/19/2019	1,243	—
	COP	8,573,984,199	USD	2,678,124	05/02/2019	26,308	—
	EUR	818,040	AUD	1,304,396	06/19/2019	—	(673)
	EUR	182,408	CAD	275,667	06/19/2019	599	—
	EUR	1,216,269	CHF	1,388,382	06/19/2019	—	(913)
	EUR	1,455,209	CZK	37,501,836	06/19/2019	4,223	—
	EUR	3,576,875	GBP	3,078,216	06/19/2019	—	(3,973)
	EUR	637,997	HUF	205,306,443	06/19/2019	—	(5,195)
	EUR	1,209,657	JPY	151,397,811	06/19/2019	2,165	—
	EUR	2,917,181	NOK	28,380,995	06/19/2019	10,537	—
	EUR	267,453	NZD	445,116	06/19/2019	—	(3,648)
	EUR	4,288,968	PLN	18,495,038	06/19/2019	16,010	—
	EUR	2,413,592	SEK	25,359,649	06/19/2019	—	(37,723)
	EUR	12,956,444	USD	14,749,109	06/19/2019	157,796	—
	GBP	1,524,575	EUR	1,764,200	06/19/2019	—	(6,310)
	GBP	5,747,581	USD	7,593,651	06/19/2019	79,676	—
	GBP	5,838,624	USD	7,672,646	07/08/2019	32,159	—
	HUF	125,209,827	USD	453,659	06/19/2019	18,636	—
	INR	45,613,021	USD	656,136	05/15/2019	1,674	—
	INR	72,277,149	USD	1,025,433	05/31/2019	—	(8,741)
	JPY	150,476,760	AUD	1,894,943	06/19/2019	—	(18,785)
	JPY	59,417,475	EUR	477,383	06/19/2019	2,125	—
	JPY	19,859,091	NZD	263,869	06/19/2019	—	(2,586)
	JPY	719,845,337	USD	6,539,546	06/19/2019	52,004	—
	JPY	1,836,973,506	USD	16,573,865	07/01/2019	2,023	—
	KRW	1,364,179,192	USD	1,171,104	05/16/2019	—	(826)
	KRW	794,173,627	USD	683,748	05/29/2019	1,158	—
	MXN	68,916,693	USD	3,554,569	06/19/2019	—	(53,132)
	NOK	13,123,040	EUR	1,348,323	06/19/2019	—	(5,489)
	NOK	2,776,273	GBP	251,174	06/19/2019	5,965	—
	NOK	1,736,191	SEK	1,897,761	06/19/2019	—	(1,033)
	NOK	16,871,455	USD	1,984,444	06/19/2019	25,204	—
	NZD	287,265	AUD	271,504	06/19/2019	—	(415)
	NZD	1,127,647	USD	767,095	06/19/2019	13,283	—
	PLN	5,315,480	EUR	1,232,350	06/19/2019	—	(4,940)
	PLN	922,437	HUF	68,212,387	06/19/2019	—	(4,708)
	RON	2,782,343	USD	659,245	06/19/2019	4,183	—
	RUB	36,280,822	USD	558,890	06/05/2019	—	(532)
	SEK	25,291,140	EUR	2,402,554	06/19/2019	32,534	—
	SEK	1,489,750	USD	161,066	06/19/2019	3,605	—
	SEK	6,603,594	USD	711,986	07/17/2019	12,488	—
	SGD	8,430,587	USD	6,228,954	06/19/2019	25,626	—
	TRY	4,148,099	USD	719,514	06/19/2019	44,797	—
	TWD	52,919,377	USD	1,709,513	06/10/2019	—	(3,844)
	USD	2,699,099	COP	8,573,984,199	05/02/2019	—	(47,283)
	USD	5,322,754	BRL	20,835,194	05/03/2019	—	(9,145)
	USD	1,785,575	CLP	1,184,372,051	05/03/2019	—	(36,908)
	USD	2,585,856	INR	179,612,486	05/15/2019	—	(8,750)
	USD	2,320,617	KRW	2,641,403,441	05/16/2019	—	(51,458)
	USD	1,345,731	IDR	19,054,198,512	05/20/2019	—	(7,851)
	USD	1,533,938	COP	4,885,841,997	05/22/2019	—	(24,348)
	USD	683,123	KRW	782,166,765	05/24/2019	—	(10,981)
	USD	1,066,598	ARS	46,892,124	05/28/2019	—	(45,368)
	USD	1,809,321	CLP	1,219,734,883	05/28/2019	—	(8,775)
	USD	168,725	ARS	7,992,520	06/04/2019	3,627	—
	USD	3,886,045	BRL	15,326,391	06/04/2019	13,072	—
	USD	446,293	MYR	1,823,998	06/04/2019	—	(5,832)
	USD	1,547,349	RUB	101,075,160	06/05/2019	11,149	—
	USD	4,109,207	TWD	126,284,837	06/10/2019	—	(20,515)
	USD	51,788	ARS	2,563,507	06/19/2019	2,126	—
	USD	6,508,667	AUD	9,153,891	06/19/2019	—	(48,222)
	USD	8,398,935	CAD	11,208,892	06/19/2019	—	(21,820)
	USD	1,968,662	CHF	1,975,507	06/19/2019	—	(20,980)
	USD	3,191,807	CNH	21,491,339	06/19/2019	—	(1,378)
	USD	893,206	CZK	20,198,958	06/19/2019	—	(8,237)
	USD	3,751,053	EUR	3,304,376	06/19/2019	—	(29,724)
	USD	3,413,712	GBP	2,593,906	06/19/2019	—	(22,625)
	USD	9,551,769	JPY	1,059,040,744	06/19/2019	—	(7,259)
	USD	3,748,049	MXN	73,077,411	06/19/2019	77,461	—
	USD	703,193	NOK	6,030,781	06/19/2019	—	(2,854)
	USD	6,825,112	NZD	10,059,824	06/19/2019	—	(100,292)
	USD	2,118,754	SEK	19,759,378	06/19/2019	—	(30,261)
	USD	4,343,426	SGD	5,883,390	06/19/2019	—	(14,357)
	USD	721,472	TRY	4,148,099	06/19/2019	—	(46,756)
	USD	4,379,019	ZAR	63,626,218	06/19/2019	44,128	—
	USD	17,140,462	JPY	1,897,336,568	07/01/2019	—	(24,068)
	USD	572,516	DKK	3,779,000	07/05/2019	—	(1,424)
	USD	24,895,520	EUR	22,100,297	07/10/2019	38,451	—
	ZAR	4,798,203	EUR	291,498	06/19/2019	—	(5,280)
	ZAR	34,894,525	USD	2,433,740	06/19/2019	7,954	—
	ZAR	7,871,086	USD	550,050	07/01/2019	3,647	—

Net Unrealized Appreciation/(Depreciation)						$908,704	$(840,312)

ARS - Argentine Peso

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNH - Yuan Renminbi Offshore

COP - Colombian Peso

CZK - Czech Koruna

DKK - Danish Krone

EUR - Euro Currency

GBP - British Pound Sterling

HUF - Hungarian Forint

IDR - Indonesian Rupiah

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Polish Zloty

RON - Romanian Leu

RUB - New Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Freqency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
GBP	48,300	11/7/2019	Less than 1 month SONIA/Maturity	0.727%/Maturity	$228	$5,768
MXN	125,225	3/18/2020	1 month TIIE/Monthly	8.360%/Monthly	(1,971)	4,004
MXN	33,100	6/16/2021	1 month TIIE/Monthly	7.950%/Monthly	(386)	3,159
NZD	34,020	6/19/2021	1.750%/Semi-annually	3 month NDBB/Quarterly	(34,841)	68,758
EUR	5,470	6/19/2023	0.250%/Annually	6 month EURIBOR/Semi-annually	36,498	33,831
GBP	940	8/1/2023	1.100%/Annually	6 month SONIA/Annually	4,240	3,899
USD	10,270	8/31/2023	3 month USD-LIBOR/Quarterly	2.218%/Semi-annually	(692)	32,838
GBP	2,660	6/19/2024	1.500%/Semi-annually	6 month GBP-LIBOR/Sem-annually	27,326	21,501
EUR	28,980	6/19/2024	0.500%/Annually	6 month EURIBOR/Semi-annually	504,329	224,046
AUD	11,230	6/19/2024	2.500%/Semi-annually	6 month BBSW/Semi-annually	313,819	10,908
CAD	2,360	6/19/2024	3 month CDOR/Semi-annually	2.500%/Semi-annually	(53,251)	4,623
CHF	7,340	8/7/2028	1.050%/Annually	6 month CHF-LIBOR/Semi-annually	(4,726)	237,524
EUR	6,260	1/15/2029	1.450%/Annually	6 month EURIBOR/Semi-annually	61,850	115,712
EUR	6,310	2/12/2029	1.200%/Annually	6 month EURIBOR/Semi-annually	16,526	69,746
USD	6,650	2/12/2029	2.800%/Semi-annually	3 month USD-LIBOR/Quarterly	(1,216)	40,410
EUR	3,100	2/21/2029	1.200%/Annually	6 month EURIBOR/Semi-annually	371	41,189
GBP	1,840	4/3/2029	6 month GBP-LIBOR/Semi-annually	1.500%/Semi-annually	(4,773)	7,710
EUR	2,600	4/5/2029	1.000%/Annually	6 month EURIBOR/Semi-annually	(2,687)	5,580
USD	8,000	6/19/2029	3.000%/Semi-annually	3 month USD-LIBOR/Quarterly	76,041	28,332
GBP	5,620	6/19/2029	1.750%/Semi-annually	6 month GBP-LIBOR/Semi-annually	68,648	2,856
EUR	1,860	6/19/2029	6 month EURIBOR/Semi-annually	1.000%/Annually	(102,858)	5,405
GBP	3,570	9/7/2034	12 month GBP-LIBOR/Annually	1.220%/Annually	(4,693)	784
JPY	85,530	6/14/2038	6 month JPY-LIBOR/Semi-annually	1.250%/Semi-annually	(39,757)	750
EUR	1,780	6/19/2039	1.500%/Annually	6 month EURIBOR/Semi-annually	100,753	74,594
USD	2,680	6/15/2049	2.750%/Semi-annually	3 month USD-LIBOR/Quarterly	(10,390)	6,673
JPY	216,120	6/15/2049	6 month JPY-LIBOR/Semi-annually	1.000%/Semi-annually	(22,044)	3,096

					$926,344	$1,053,696

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Freqency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
BRL	3	1/2/2020	Less than 1 month BZDIO/Maturity	7.250%/Maturity	$(5)	$(0)
USD	14,730	6/19/2021	3 month USD-LIBOR/Quarterly	3.000%/Semi-annually	(128,391)	(58,334)
CAD	7,220	6/19/2021	3 month CDOR/Semi-annually	2.500%/Semi-annually	(53,150)	(10,484)
BRL	7,725	1/2/2023	7.900%/Monthly	1 month BRL-LIBOR/Monthly	(2,856)	(6,137)
SEK	43,460	6/19/2023	3 month STIBOR/Quarterly	0.500%/Annually	(17,029)	(29,495)
USD	3,000	8/31/2023	12 month USD-LIBOR/Annually	2.071%/Annually	(480)	(4,232)
USD	5,680	6/19/2024	3 month USD-LIBOR/Quarterly	3.000%/Semi-annually	(182,710)	(611)
SEK	252,330	6/19/2024	3 month STIBOR/Quarterly	0.500%/Annually	16,319	(211,064)
USD	20	6/21/2024	3 month USD-LIBOR/Quarterly	1.500%/Semi-annually	999	(199)
JPY	548,230	3/22/2028	0.500%/Semi-annually	6 month JPY-LIBOR/Semi-annually	81,839	(2,821)
GBP	4,640	8/3/2028	6 month GBP-LIBOR/Semi-annually	1.900%/Semi-annually	(8,427)	(107,330)
GBP	4,150	10/22/2028	1.101%/Annually	12 month GBP-LIBOR/Annually	6,166	(6,374)
JPY	1,431,570	1/16/2029	6 month JPY-LIBOR/Semi-annually	0.350%/Semi-annually	(29,571)	(40,097)
GBP	9,550	2/12/2029	6 month GBP-LIBOR/Sem-annually	1.500%/Semi-Annually	18,485	(7,686)
NOK	33,630	2/21/2029	6 month NIBOR/Semi-annually	2.300%/Annually	1,813	(3,300)
CHF	1,680	6/19/2029	6 month CHF-LIBOR/Semi-annually	1.000%/Annually	(29,781)	(6,640)
EUR	11,340	6/19/2029	6 month EURIBOR/Semi-annually	1.500%/Annually	(177,820)	(124,385)
SEK	8,400	6/19/2029	3 month STIBOR/Quarterly	1.000%/Annually	4,908	(16,680)
AUD	2,550	6/19/2029	6 month BBSW/Semi-annually	3.000%/Semi-annually	(33,625)	(6,918)
NZD	3,320	6/19/2029	3 month NDBB/Quarterly	3.250%/Semi-annually	(22,608)	(28,663)
GBP	480	6/19/2034	6 month GBP-LIBOR/Sem-annually	1.750%/Semi-annually	(12,954)	(11,568)
USD	820	6/20/2039	3.000%/Semi-annually	3 month USD-LIBOR/Quarterly	6,960	(1,401)
EUR	1,860	6/20/2039	6 month EURIBOR/Semi-annually	1.750%/Annually	(27,793)	(533)
GBP	320	6/19/2049	6 month GBP-LIBOR/Sem-annually	1.750%/Semi-annually	(13,870)	(12,272)

			.		$(603,581)	$(697,224)

Net Unrealized Appreciation/(Depreciation)					$322,763	$356,472

BBSW - Bank Bill Swap Reference Rate

BZDIO - Brazil Deposit Interbank Overnight

CDOR - Canadian Dollar Offered Rate

EURIBOR - Euro Interbank Offered Rate

LIBOR - London Interbank Offered Rate

NDBB - New Zealand Bank Dollar Bill

NIBOR - Norwegian Interbank Offered Rate

SONIA - Sterling Overnight Index Average

STIBOR - Stockholm Interbank Offered Rate

TIIE - Interbank Equilibrium Interest Rate

Over the Counter Credit Default Swaps on Sovereign Issues - Buy Protection (1)

							Value(5)
Reference Obligation	Fixed Deal (Pay) Rate	Frequency	Maturity Date	Counterparty	Implied Credit Spread at April 30, 2019 (3)	Notional Amount (4) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Citibank, N.A.	0.1418%	$12,180	$11,732	$(231,873)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Deutsche Bank AG	0.1418%	240	243	(4,581)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	JPMorgan Chase Bank, N.A.	0.1418%	80	77	(1,523)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Morgan Stanley & Co. International PLC	0.1418%	11,780	11,921	(224,833)

Total							$23,973	$(462,810)

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection (1)
						Value(5)
Reference Obligation	Fixed Deal (Pay) Rate	Frequency	Maturity Date	Implied Credit Spread at April 30, 2019 (3)	Notional Amount (4) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX North America Investment Grade Index	(1.000)%	Quarterly	6/20/2029	1.0367%	$5,310	$18,297	$(1,965)
iTraxx Europe Index	(1.000)%	Quarterly	6/20/2024	0.5775%	21,455	(430,910)	(83,890)

Total						$(412,613)	$(85,855)

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection (2)
						Value(5)
Reference Obligation	Fixed Deal Receive Rate	Frequency	Maturity Date	Implied Credit Spread at April 30, 2019 (3)	Notional Amount (4) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX North America Investment Grade Index	1.000%	Quarterly	12/20/2023	0.5051%	$15,510	$180,199	$153,545
CDX North America
Investment Grade Index	1.000%	Quarterly	6/20/2024	0.5775%	35,240	627,887	85,089

Total						$808,086	$238,634

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Industry Allocation*
Sovereign	42.1%
United States Treasury Notes	18.2
Diversified Financial Services	7.5
United States Treasury Bonds	6.3
Banks-Special Purpose	5.6
Diversified Banking Institutions	2.9
Banks-Commercial	2.9
Registered Investment Companies	1.8
Municipal Bonds & Notes	1.4
Regional Authority	1.0
Medical-Drugs	0.6
Federal Home Loan Bank	0.6
Pipelines	0.6
Federal National Mtg. Assoc.	0.5
SupraNational Banks	0.5
Cellular Telecom	0.5
Cable/Satellite TV	0.4
Real Estate Investment Trusts	0.4
Oil Companies-Exploration & Production	0.3
Water	0.3
Telephone-Integrated	0.3
Commercial Paper	0.3
Electronic Components-Semiconductors	0.3
Agricultural Chemicals	0.3
Federal Home Loan Mtg. Corp.	0.2
Brewery	0.2
Tobacco	0.2
Semiconductor Components-Integrated Circuits	0.2
Retail-Discount	0.2
Winding-Up Agency	0.2
Pharmacy Services	0.2
Commercial Services-Finance	0.2
Airport Development/Maintenance	0.1
Independent Power Producers	0.1
Containers-Metal/Glass	0.1
Containers-Paper/Plastic	0.1
Dialysis Centers	0.1
Retail-Restaurants	0.1
Veterinary Diagnostics	0.1
Oil Refining & Marketing	0.1
Options Purchased	0.1
Financial Guarantee Insurance	0.1
Transport-Equipment & Leasing	0.1
Medical-Hospitals	0.1
Consumer Products-Misc.	0.1
Metal-Diversified	0.1

98.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Cayman Islands	$—	$—	$850,000	$850,000
Other Countries	—	28,871,936	—	28,871,936
Corporate Bonds & Notes	—	71,697,715		71,697,715
Foreign Government Obligations	—	173,660,411		173,660,411
Municipal Bonds & Notes	—	5,413,953	—	5,413,953
U.S. Government Agencies	—	5,342,546	—	5,342,546
U.S. Government Treasuries	—	97,362,709	—	97,362,709
Preferred Securities/Capital Securities	—	625,482	—	625,482
Options-Purchased:
Exchange Traded Purchased Put Options on Futures	14,219	—	—	14,219
Over the Counter Purchased Call Options on Interest Rate Swap Contacts	—	319,065	—	319,065
Short-Term Investment Securities:
Commercial Paper	—	1,143,886	—	1,143,886
Registered Investment Companies	7,079,953	—	—	7,079,953

Total Investments at Value	$7,094,172	$384,437,703	$850,000	$392,381,875

Other Financial Instruments:+
Over the Counter Written Call Options on Interest Rate Swap Contracts	$—	$403	$—	$403
Futures Contracts	145,319	—	—	145,319
Forward Foreign Currency Contracts	—	908,704	—	908,704
Centrally Cleared Interest Rate Swap Contracts	—	1,053,696	—	1,053,696
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	238,634	—	238,634

Total Other Financial Instruments	$145,319	$2,201,437	$—	$2,346,756

LIABILITIES:
Other Financial Instruments:+
Over the Counter Written Call Options on Interest Rate Swap Contracts	$—	$131,165	$—	$131,165
Futures Contracts	208,495	—	—	208,495
Forward Foreign Currency Contracts	—	840,312	—	840,312
Centrally Cleared Interest Rate Swap Contracts	—	697,224	—	697,224
Over the Counter Credit Default Swaps on Sovereign Issues - Buy Protection	—	462,810	—	462,810
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	85,855	—	85,855

Total Other Financial Instruments	$208,495	$2,217,366	$—	$2,425,861

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

SunAmerica Series Trust

SA Goldman Sachs Multi-Asset Insights Allocation Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 52.2%
Aerospace/Defense - 0.7%
Boeing Co.	374	$141,256
Spirit AeroSystems Holdings, Inc., Class A	452	39,279

		180,535

Aerospace/Defense-Equipment - 0.2%
CAE, Inc.	500	11,629
Harris Corp.	205	34,543
Sumitomo Precision Products Co., Ltd.	100	2,789

		48,961

Agricultural Chemicals - 0.3%
CF Industries Holdings, Inc.	1,576	70,573

Airlines - 0.2%
Deutsche Lufthansa AG	282	6,807
International Consolidated Airlines Group SA	3,326	23,438
Japan Airlines Co., Ltd.	300	10,056
JetBlue Airways Corp.†	920	17,066
Qantas Airways, Ltd.	921	3,642

		61,009

Apparel Manufacturers - 0.7%
Christian Dior SE	182	90,104
Kering SA	144	85,116

		175,220

Appliances - 0.6%
Electrolux AB, Series B	2,836	69,667
Whirlpool Corp.	601	83,431

		153,098

Applications Software - 1.6%
HubSpot, Inc.†	498	91,876
Intuit, Inc.	21	5,272
Microsoft Corp.	651	85,021
OBIC Business Consultants Co., Ltd.	1,700	68,123
ServiceNow, Inc.†	384	104,260
Tableau Software, Inc., Class A†	384	46,775

		401,327

Athletic Footwear - 0.4%
adidas AG	393	100,985

Audio/Video Products - 0.2%
Dolby Laboratories, Inc., Class A	165	10,674
Sony Corp.	1,000	50,655

		61,329

Auto-Cars/Light Trucks - 0.1%
Peugeot SA	1,192	31,231

Auto/Truck Parts & Equipment-Original - 0.4%
Allison Transmission Holdings, Inc.	346	16,214
Lear Corp.	582	83,226

		99,440

Banks-Commercial - 2.0%
ABN AMRO Group NV CVA*	2,613	61,458
Banco Bilbao Vizcaya Argentaria SA	6,642	40,362
Citizens Financial Group, Inc.	137	4,959
DNB ASA	4,202	80,680
International Bancshares Corp.	454	18,827
Popular, Inc.	847	48,880
SVB Financial Group†	379	95,402
Western Alliance Bancorp†	1,770	84,571
Zions Bancorp NA	1,756	86,624

		521,763

Banks-Fiduciary - 0.3%
State Street Corp.	1,202	81,327

Banks-Super Regional - 0.7%
Comerica, Inc.	1,142	89,750
KeyCorp	449	7,880
Wells Fargo & Co.	1,640	79,392

		177,022

Beverages-Non-alcoholic - 0.6%
Coca-Cola Amatil, Ltd.	9,590	59,492
Cott Corp.	500	7,748
Monster Beverage Corp.†	1,562	93,095

		160,335

Beverages-Wine/Spirits - 0.2%
Diageo PLC	1,077	45,412

Brewery - 0.0%
Carlsberg A/S, Class B	96	12,400

Building Products-Wood - 0.1%
Masco Corp.	827	32,303

Building-Heavy Construction - 0.3%
ACS Actividades de Construccion y Servicios SA	1,625	74,599

Building-Residential/Commercial - 0.6%
D.R. Horton, Inc.	308	13,647
Daiwa House Industry Co., Ltd.	3,100	86,943
Kaufman & Broad SA	1,167	46,545
Persimmon PLC	246	7,173
PulteGroup, Inc.	224	7,047

		161,355

Casino Hotels - 0.3%
Las Vegas Sands Corp.	1,331	89,244

Chemicals-Diversified - 0.4%
Covestro AG*	670	36,634
Eastman Chemical Co.	443	34,944
Huntsman Corp.	803	17,859
Olin Corp.	613	13,296

		102,733

Coatings/Paint - 0.4%
Sherwin-Williams Co.	212	96,424

Commercial Services-Finance - 0.8%
Experian PLC	2,934	85,127
H&R Block, Inc.	158	4,299
PayPal Holdings, Inc.†	1,051	118,522

		207,948

Computer Data Security - 0.3%
Fortinet, Inc.†	724	67,636

Computer Services - 0.9%
Fujitsu, Ltd.	1,100	80,586
International Business Machines Corp.	859	120,492
Mitsubishi Research Institute, Inc.	1,300	36,053
Nomura Research Institute, Ltd.	100	4,892

		242,023

Computer Software - 0.4%
Citrix Systems, Inc.	847	85,513
Teradata Corp.†	136	6,184

		91,697

Computers - 1.4%
Apple, Inc.	1,795	360,203

Computers-Memory Devices - 0.0%
TDK Corp.	100	8,759

Containers-Paper/Plastic - 0.2%
Sealed Air Corp.	970	45,221
WestRock Co.	39	1,497

		46,718

Cosmetics & Toiletries - 0.4%
Kao Corp.	1,200	92,516
Unilever PLC ADR	187	11,369

		103,885

Cruise Lines - 0.0%
Carnival Corp.	88	4,828

Data Processing/Management - 0.2%
Fidelity National Information Services, Inc.	385	44,633

Dental Supplies & Equipment - 0.0%
Align Technology, Inc.†	22	7,143

Diagnostic Kits - 0.2%
Genomic Health, Inc.†	994	63,944

Dialysis Centers - 0.1%
Fresenius Medical Care AG & Co. KGaA	39	3,279
Fresenius SE & Co. KGaA	281	15,941

		19,220

Distribution/Wholesale - 0.2%
Ferguson PLC	91	6,455
WESCO International, Inc.†	988	56,553

		63,008

Diversified Banking Institutions - 1.1%
Citigroup, Inc.	1,995	141,047
Lloyds Banking Group PLC	18,254	14,894
Macquarie Group, Ltd.	82	7,786
Mitsubishi UFJ Financial Group, Inc.	19,000	95,205
Sumitomo Mitsui Financial Group, Inc.	900	32,621

		291,553

Diversified Manufacturing Operations - 0.3%
Eaton Corp. PLC	740	61,287
Ingersoll-Rand PLC	23	2,820
Parker-Hannifin Corp.	41	7,424

		71,531

Diversified Operations - 0.1%
Swire Pacific, Ltd., Class B	10,000	19,809

E-Commerce/Products - 1.2%
Amazon.com, Inc.†	122	235,035
eBay, Inc.	2,074	80,368

		315,403

E-Commerce/Services - 0.1%
Booking Holdings, Inc.†	15	27,825
Expedia Group, Inc.	12	1,558

		29,383

E-Services/Consulting - 0.0%
CDW Corp.	65	6,864

Electric-Generation - 0.2%
E.ON SE	5,790	62,135

Electric-Integrated - 1.4%
Ameren Corp.	727	52,904
American Electric Power Co., Inc.	141	12,062
CLP Holdings, Ltd.	500	5,669
CMS Energy Corp.	587	32,608
DTE Energy Co.	658	82,717
EDP - Energias de Portugal SA	13,547	51,342
EVN AG	1,079	16,096
Exelon Corp.	895	45,600
Iren SpA	24,555	57,395
Kansai Electric Power Co., Inc.	200	2,420
PPL Corp.	76	2,372
Tohoku Electric Power Co., Inc.	300	3,432

		364,617

Electronic Components-Semiconductors - 0.3%
Micron Technology, Inc.†	175	7,361
Rohm Co., Ltd.	1,100	80,536

		87,897

Electronic Measurement Instruments - 1.0%
Agilent Technologies, Inc.	1,104	86,664
Keysight Technologies, Inc.†	993	86,421
National Instruments Corp.	1,786	84,120

		257,205

Electronics-Military - 0.0%
Avio SpA	345	4,899

Engineering/R&D Services - 0.0%
AECOM†	281	9,526

Enterprise Software/Service - 0.5%
Black Knight, Inc.†	814	45,926
Open Text Corp.	500	19,221
Temenos AG	426	70,822

		135,969

Entertainment Software - 0.1%
Activision Blizzard, Inc.	293	14,126

Finance-Auto Loans - 0.2%
Ally Financial, Inc.	1,441	42,812

Finance-Leasing Companies - 0.3%
ORIX Corp.	5,100	71,756

Finance-Other Services - 0.1%
TMX Group, Ltd.	500	31,895

Fisheries - 0.3%
Austevoll Seafood ASA	5,619	65,325

Food-Meat Products - 0.1%
Tyson Foods, Inc., Class A	186	13,952

Food-Misc./Diversified - 0.5%
Ingredion, Inc.	135	12,791
J&J Snack Foods Corp.	89	13,989
Lamb Weston Holdings, Inc.	303	21,225
Mondelez International, Inc., Class A	83	4,221
Nisshin Oillio Group, Ltd.	2,400	68,594

		120,820

Food-Retail - 0.1%
Empire Co., Ltd., Class A	700	15,571

Funeral Services & Related Items - 0.0%
San Holdings, Inc.	200	4,487

Gas-Distribution - 0.1%
ENN Energy Holdings, Ltd.	1,200	11,335
Towngas China Co., Ltd.	10,000	7,954

		19,289

Gold Mining - 0.2%
Kirkland Lake Gold, Ltd.	1,700	54,958

Hotels/Motels - 0.4%
Hilton Worldwide Holdings, Inc.	1,121	97,516

Human Resources - 0.8%
Adecco Group AG	1,464	84,080
Korn Ferry	1,266	59,527
ManpowerGroup, Inc.	755	72,510
Openjobmetis Spa Agenzia per il lavoro†	193	1,624

		217,741

Import/Export - 0.0%
ITOCHU Corp.	100	1,802
Sumitomo Corp.	100	1,422

		3,224

Independent Power Producers - 0.3%
NRG Energy, Inc.	1,903	78,346

Industrial Gases - 0.4%
Air Liquide SA	746	99,192

Insurance Brokers - 0.2%
Aon PLC	260	46,836

Insurance-Life/Health - 1.5%
AIA Group, Ltd.	8,000	81,532
American Equity Investment Life Holding Co.	192	5,647
Athene Holding, Ltd., Class A†	1,928	87,068
Brighthouse Financial, Inc.†	2,274	95,030
Manulife Financial Corp.	1,700	31,305
Swiss Life Holding AG	5	2,351
Unum Group	2,262	83,513

		386,446

Insurance-Multi-line - 0.7%
Allianz SE	12	2,891
Allstate Corp.	846	83,805
Voya Financial, Inc.	1,526	83,762

		170,458

Insurance-Property/Casualty - 0.5%
First American Financial Corp.	602	34,350
Insurance Australia Group, Ltd.	430	2,389
MS&AD Insurance Group Holdings, Inc.	500	15,471
Progressive Corp.	982	76,743

		128,953

Insurance-Reinsurance - 0.0%
Reinsurance Group of America, Inc.	43	6,515

Internet Connectivity Services - 0.3%
Cogent Communications Holdings, Inc.	1,486	82,072

Internet Content-Entertainment - 0.5%
Facebook, Inc., Class A†	542	104,823
Netflix, Inc.†	94	34,831

		139,654

Internet Security - 0.4%
Palo Alto Networks, Inc.†	400	99,532

Investment Management/Advisor Services - 0.0%
Value Partners Group, Ltd.	7,000	5,265

Leisure Games - 0.0%
Round One Corp.	600	8,011

Machine Tools & Related Products - 0.2%
Techtronic Industries Co., Ltd.	5,500	39,752

Machinery-Construction & Mining - 0.0%
Caterpillar, Inc.	37	5,159

Machinery-Electrical - 0.5%
Hitachi, Ltd.	2,900	96,587
Mitsubishi Heavy Industries, Ltd.	700	29,131

		125,718

Machinery-General Industrial - 0.2%
Kongsberg Gruppen ASA	118	1,710
Sumitomo Heavy Industries, Ltd.	1,200	42,494

		44,204

Medical Information Systems - 0.0%
CE Holdings Co., Ltd.	1,200	9,695

Medical Labs & Testing Services - 0.2%
Evotec AG†	2,167	53,666

Medical Products - 0.8%
ABIOMED, Inc.†	81	22,470
GN Store Nord A/S	1,834	93,872
Smith & Nephew PLC	2,056	39,693
Zimmer Biomet Holdings, Inc.	493	60,718

		216,753

Medical-Biomedical/Gene - 1.2%
Amgen, Inc.	329	58,996
Biogen, Inc.†	41	9,399
BioMarin Pharmaceutical, Inc.†	58	4,961
Gilead Sciences, Inc.	1,597	103,869
Incyte Corp.†	379	29,107
Lonza Group AG	171	52,813
Vertex Pharmaceuticals, Inc.†	366	61,846

		320,991

Medical-Drugs - 2.3%
AbbVie, Inc.	1,152	91,457
Astellas Pharma, Inc.	700	9,513
Bristol-Myers Squibb Co.	2,011	93,371
Johnson & Johnson	131	18,497
Merck KGaA	438	46,611
Novo Nordisk A/S, Class B	1,776	86,848
Otsuka Holdings Co., Ltd.	500	17,905
Roche Holding AG	364	95,952
Shionogi & Co., Ltd.	1,100	64,194
UCB SA	964	76,464

		600,812

Medical-Generic Drugs - 0.3%
Mylan NV†	2,505	67,610

Medical-HMO - 0.7%
Anthem, Inc.	392	103,108
Humana, Inc.	296	75,601

		178,709

Medical-Hospitals - 0.5%
HCA Healthcare, Inc.	647	82,318
Universal Health Services, Inc., Class B	374	47,449

		129,767

Metal Processors & Fabrication - 0.0%
SAES Getters SpA	125	3,028

Metal-Diversified - 0.4%
Rio Tinto PLC ADR	1,688	99,423

Metal-Iron - 0.1%
Labrador Iron Ore Royalty Corp.	700	16,198

Multimedia - 0.2%
Pearson PLC	5,762	62,378

Networking Products - 0.3%
Arista Networks, Inc.†	37	11,554
Telefonaktiebolaget LM Ericsson, Class B	7,041	69,690

		81,244

Office Automation & Equipment - 0.0%
Zebra Technologies Corp., Class A†	17	3,589

Oil Companies-Exploration & Production - 0.9%
ConocoPhillips	1,481	93,481
Devon Energy Corp.	318	10,220
Marathon Oil Corp.	2,113	36,005
Occidental Petroleum Corp.	1,502	88,438

		228,144

Oil Companies-Integrated - 0.5%
Eni SpA	3,780	64,519
OMV AG	111	5,945
Suncor Energy, Inc.	2,100	69,253

		139,717

Oil Refining & Marketing - 1.0%
Delek US Holdings, Inc.	1,452	53,811
HollyFrontier Corp.	663	31,645
Phillips 66	939	88,520
Valero Energy Corp.	865	78,421

		252,397

Oil-Field Services - 0.3%
Baker Hughes a GE Co., LLC	749	17,991
Matrix Service Co.†	110	2,157
Schlumberger, Ltd.	50	2,134
TechnipFMC PLC	2,019	49,647

		71,929

Paper & Related Products - 0.0%
International Paper Co.	42	1,966

Pastoral & Agricultural - 0.1%
Darling Ingredients, Inc.†	896	19,542

Power Converter/Supply Equipment - 0.3%
Schneider Electric SE	980	82,943

Publishing-Newspapers - 0.3%
News Corp., Class A	5,913	73,439

Publishing-Periodicals - 0.3%
Wolters Kluwer NV	1,125	78,459

Real Estate Investment Trusts - 2.5%
American Homes 4 Rent, Class A	1,455	34,891
American Tower Corp.	406	79,292
Camden Property Trust	629	63,309
CoreSite Realty Corp.	34	3,720
Duke Realty Corp.	2,119	65,943
Host Hotels & Resorts, Inc.	4,500	86,580
Japan Retail Fund Investment Corp.	27	51,674
Lamar Advertising Co., Class A	1,005	83,083
Paramount Group, Inc.	745	10,795
Rexford Industrial Realty, Inc.	1,284	48,651
RLJ Lodging Trust	4,166	76,696
Sun Communities, Inc.	247	30,401

		635,035

Real Estate Operations & Development - 0.0%
Kerry Properties, Ltd.	2,000	8,541

Retail-Apparel/Shoe - 0.0%
L Brands, Inc.	418	10,718

Retail-Auto Parts - 0.2%
AutoZone, Inc.†	2	2,057
O’Reilly Automotive, Inc.†	163	61,707

		63,764

Retail-Consumer Electronics - 0.2%
Best Buy Co., Inc.	650	48,366

Retail-Discount - 0.2%
Target Corp.	567	43,897

Retail-Jewelry - 0.2%
Seiko Holdings Corp.	2,100	47,280

Retail-Major Department Stores - 0.1%
TJX Cos., Inc.	422	23,159

Retail-Pet Food & Supplies - 0.1%
Freshpet, Inc.†	369	16,480

Retail-Restaurants - 0.5%
Yum China Holdings, Inc.	1,894	90,041
Yum! Brands, Inc.	302	31,526

		121,567

Rubber-Tires - 0.0%
Continental AG	78	12,892

Schools - 0.0%
Bright Horizons Family Solutions, Inc.†	23	2,947

Semiconductor Equipment - 0.7%
ASML Holding NV	511	106,340
Lam Research Corp.	381	79,031

		185,371

Telecom Equipment-Fiber Optics - 0.3%
Acacia Communications, Inc.†	1,400	81,032

Telecom Services - 0.1%
CITIC Telecom International Holdings, Ltd,	33,000	13,672
Vonage Holdings Corp.†	785	7,630

		21,302

Telephone-Integrated - 0.3%
Nippon Telegraph & Telephone Corp.	1,000	41,520
Telephone & Data Systems, Inc.	804	25,631

		67,151

Television - 0.7%
Nexstar Media Group, Inc., Class A	839	98,205
Sinclair Broadcast Group, Inc., Class A	1,777	81,369

		179,574

Theaters - 0.2%
Cinemark Holdings, Inc.	1,037	43,606

Tobacco - 1.2%
British American Tobacco PLC	766	29,866
Imperial Brands PLC	2,357	74,871
Philip Morris International, Inc.	1,353	117,116
Scandinavian Tobacco Group A/S*	531	6,322
Swedish Match AB	1,509	73,502

		301,677

Transport-Rail - 1.4%
Aurizon Holdings, Ltd.	7,413	24,875
Canadian Pacific Railway, Ltd.	400	89,623
Central Japan Railway Co.	400	86,022
East Japan Railway Co.	800	75,310
Union Pacific Corp.	465	82,324

		358,154

Transport-Services - 0.1%
Nippon Express Co., Ltd.	100	5,494
Nobina AB*	1,056	6,783
TFI International, Inc.	100	3,284

		15,561

Web Hosting/Design - 0.1%
GoDaddy, Inc., Class A†	165	13,448
VeriSign, Inc.†	43	8,490

		21,938

Web Portals/ISP - 0.9%
Alphabet, Inc., Class A†	67	80,330
Alphabet, Inc., Class C†	71	84,382
Yahoo Japan Corp.	21,900	58,519

		223,231

Total Common Stocks (cost $12,854,073)		13,492,288

EXCHANGE-TRADED FUNDS - 2.9%
Vanguard REIT ETF	2,620	227,337
Vanguard Value ETF	4,587	510,304

Total Exchange-Traded Funds (cost $689,779)		737,641

Total Long-Term Investment Securities (cost $13,543,852)		14,229,929

SHORT-TERM INVESTMENT SECURITIES - 42.3%
Registered Investment Companies - 42.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.37%(1) (cost $10,943,725)	$10,943,725	10,943,725

TOTAL INVESTMENTS (cost $24,487,577)	97.4%	25,173,654
Other assets less liabilities	2.6	670,223

NET ASSETS	100.0%	$25,843,877

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2019, the aggregate value of these securities was $111,197 representing 0.4% of net assets.

(1)	The rate shown is the 7-day yield as of April 30, 2019.

ADR - American Depositary Receipt

CVA - Certification Van Aandelen (Dutch Cert.)

ETF - Exchange-Traded Funds

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation/ (Depreciation)
13	Long	S&P 500 E-Mini Index	June 2019	$1,822,423	$1,916,525	$94,102
13	Long	U.S. Treasury Ultra Bonds	June 2019	2,113,768	2,135,656	21,888
43	Long	U.S. Treasury 10 Year Notes	June 2019	5,275,901	5,317,891	41,990
16	Long	MSCI Emerging Markets Index	June 2019	828,469	864,160	35,691
9	Long	E-Mini Russell 2000 Index	June 2019	694,582	717,390	22,808
7	Short	MSCI EAFE Index	June 2019	638,001	670,950	(32,949)

						$183,530

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection(1)
					Value(4)
Reference Obligations	Fixed Deal Receive Rate / Payment Frequency	Termination Date	Implied Credit Spread at April 30, 2019(2)	Notional Amount(3) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America Investment Grade Index	1.000% /Quarterly	06/20/2029	1.0367%	$7,740	$(58,758)	$34,953

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$12,029,821	$1,462,467	**	$—	$13,492,288
Exchanged -Traded Funds	737,641	—		—	737,641
Short-Term Investment Securities	10,943,725	—		—	10,943,725

Total Investments at Value	$23,711,187	$1,462,467		$—	$25,173,654

Other Financial Instruments:†
Futures Contracts	$216,479	$—		$—	$216,479
Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection	—	34,953		—	34,953

Total Other Financial Instruments	$216,479	$34,953		$—	$251,432

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$32,949	$—		$—	$32,949

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Index Allocation 60/40 Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# - 100.0%
Domestic Equity Investment Companies - 53.8%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	1,761,572	$41,608,334
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	482,922	5,447,360
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	557,758	6,302,669

Total Domestic Equity Investment Companies (cost $51,023,681)		53,358,363

Domestic Fixed Income Investment Companies - 37.0%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	2,299,321	23,384,099
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,334,031	13,353,650

Total Domestic Fixed Income Investment Companies (cost $36,278,595)		36,737,749

International Equity Investment Companies - 9.2%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $9,353,866)	839,196	9,180,802

TOTAL INVESTMENTS (cost $96,656,142)	100.0%	99,276,914
Liabilities in excess of other assets	(0.0)	(46,750)

NET ASSETS	100.0%	$99,230,164

@

The SunAmerica Series Trust SA Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$99,276,914	$—	$—	$99,276,914

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Index Allocation 80/20 Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# - 100.0%
Domestic Equity Investment Companies - 69.0%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	4,311,952	$101,848,306
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	1,887,835	21,294,778
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,094,808	12,371,328

Total Domestic Equity Investment Companies (cost $128,953,690)		135,514,412

Domestic Fixed Income Investment Companies - 16.8%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	2,067,738	21,028,891
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,192,456	11,936,480

Total Domestic Fixed Income Investment Companies (cost $32,521,467)		32,965,371

International Equity Investment Companies - 14.2%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $28,248,149)	2,544,527	27,837,128

TOTAL INVESTMENTS (cost $189,723,306)	100.0%	196,316,911
Liabilities in excess of other assets	(0.0)	(87,041)

NET ASSETS	100.0%	$196,229,870

@

The SunAmerica Series Trust SA Index Allocation 80/20 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$196,316,911	$—	$—	$196,316,911

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Index Allocation 90/10 Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# - 100.0%
Domestic Equity Investment Companies - 73.9%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	12,855,008	$303,635,297
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	5,120,391	57,758,010
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	2,965,623	33,511,541

Total Domestic Equity Investment Companies (cost $376,748,477)		394,904,848

Domestic Fixed Income Investment Companies - 7.0%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	2,429,082	24,703,767
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,295,083	12,963,786

Total Domestic Fixed Income Investment Companies (cost $37,110,887)		37,667,553

International Equity Investment Companies - 19.1%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $103,855,523)	9,338,839	102,166,900

TOTAL INVESTMENTS (cost $517,714,887)	100.0%	534,739,301
Liabilities in excess of other assets	(0.0)	(193,148)

NET ASSETS	100.0%	$534,546,153

@

The SunAmerica Series Trust SA Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$534,739,301	$—	$—	$534,739,301

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA International Index Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 90.6%
Australia - 6.1%
AGL Energy, Ltd.	19,641	$307,795
Alumina, Ltd.	72,540	114,547
Amcor, Ltd.	34,133	385,715
AMP, Ltd.	87,198	139,537
APA Group	33,202	225,163
Aristocrat Leisure, Ltd.	16,867	310,102
ASX, Ltd.	5,622	295,261
Aurizon Holdings, Ltd.	60,388	202,636
AusNet Services	51,826	64,849
Australia & New Zealand Banking Group, Ltd.	83,976	1,610,210
Bank of Queensland, Ltd.	11,393	74,452
Bendigo & Adelaide Bank, Ltd.	13,834	100,449
BHP Group, Ltd.	86,088	2,269,722
BlueScope Steel, Ltd.	16,870	159,954
Boral, Ltd.	35,119	120,072
Brambles, Ltd.	46,757	397,184
Caltex Australia, Ltd.	7,667	147,066
Challenger, Ltd.	16,875	97,785
CIMIC Group, Ltd.	2,886	102,925
Coca-Cola Amatil, Ltd.	14,810	91,875
Cochlear, Ltd.	1,688	222,914
Coles Group, Ltd.†	33,240	295,484
Commonwealth Bank of Australia	51,336	2,696,828
Computershare, Ltd.	13,557	170,402
Crown Resorts, Ltd.	10,870	101,839
CSL, Ltd.	13,248	1,854,481
Dexus	28,283	249,226
Domino’s Pizza Enterprises, Ltd.	1,828	55,412
Flight Centre Travel Group, Ltd.	1,661	44,963
Fortescue Metals Group, Ltd.	45,849	231,097
Goodman Group	47,926	444,616
GPT Group	51,835	209,381
Harvey Norman Holdings, Ltd.	16,651	48,948
Incitec Pivot, Ltd.	49,539	117,689
Insurance Australia Group, Ltd.	68,326	379,551
LendLease Group	16,457	154,298
Macquarie Group, Ltd.	9,531	905,033
Medibank Private, Ltd.	80,551	162,404
Mirvac Group	109,945	219,341
National Australia Bank, Ltd.	79,577	1,422,080
Newcrest Mining, Ltd.	22,578	398,068
Orica, Ltd.	11,089	145,400
Origin Energy, Ltd.	51,605	268,113
QBE Insurance Group, Ltd.	40,475	368,930
Ramsay Health Care, Ltd.	4,161	191,603
REA Group, Ltd.	1,592	89,670
Rio Tinto, Ltd.	10,847	729,256
Santos, Ltd.	54,090	274,160
Scentre Group	156,483	421,395
SEEK, Ltd.	9,908	127,190
Sonic Healthcare, Ltd.	12,668	229,062
South32, Ltd.	150,093	353,399
Stockland	69,896	185,760
Suncorp Group, Ltd.	37,850	354,075
Sydney Airport	32,732	175,827
Tabcorp Holdings, Ltd.	55,885	188,708
Telstra Corp., Ltd.	121,900	290,455
TPG Telecom, Ltd.	9,867	46,882
Transurban Group	76,534	725,124
Treasury Wine Estates, Ltd.	21,634	262,315
Vicinity Centres	99,342	177,879
Washington H. Soul Pattinson & Co., Ltd.	3,148	51,019
Wesfarmers, Ltd.	33,240	843,806
Westpac Banking Corp.	100,376	1,946,610
Woodside Petroleum, Ltd.	27,399	683,555
Woolworths Group, Ltd.	38,017	853,583
WorleyParsons, Ltd.	9,383	94,720

		27,679,850

Austria - 0.2%
ANDRITZ AG	2,180	103,916
Erste Group Bank AG	8,864	354,925
OMV AG	4,321	231,417
Raiffeisen Bank International AG	4,384	116,880
Verbund AG	1,991	98,748
voestalpine AG	3,377	108,440

		1,014,326

Belgium - 0.9%
Ageas	5,348	281,921
Anheuser-Busch InBev SA	22,267	1,979,493
Colruyt SA	1,899	136,869
Groupe Bruxelles Lambert SA	2,375	227,009
KBC Group NV	7,391	547,289
Proximus SADP	4,401	123,157
Solvay SA	2,190	263,193
Telenet Group Holding NV	1,575	83,592
UCB SA	3,727	295,624
Umicore SA	6,108	236,351

		4,174,498

Bermuda - 0.3%
CK Infrastructure Holdings, Ltd.	18,000	146,161
Dairy Farm International Holdings, Ltd.	10,200	79,866
Hongkong Land Holdings, Ltd.	34,600	241,162
Jardine Matheson Holdings, Ltd.	6,500	427,700
Jardine Strategic Holdings, Ltd.	6,512	246,284
Kerry Properties, Ltd.	21,000	89,677
NWS Holdings, Ltd.	45,000	93,501
Shangri-La Asia, Ltd.	38,000	53,865
Yue Yuen Industrial Holdings, Ltd.	20,000	64,629

		1,442,845

Cayman Islands - 0.7%
ASM Pacific Technology, Ltd.	8,200	94,964
BeiGene, Ltd. ADR†	953	118,391
CK Asset Holdings, Ltd.	76,000	610,341
CK Hutchison Holdings, Ltd.	79,000	829,798
Melco Resorts & Entertainment, Ltd. ADR	7,397	185,665
MGM China Holdings, Ltd.	28,000	57,679
Minth Group, Ltd.	20,846	65,768
Sands China, Ltd.	71,600	393,376
WH Group, Ltd.*	257,000	304,673
Wharf Real Estate Investment Co., Ltd.	34,000	260,478
Wynn Macau, Ltd.	46,400	133,082

		3,054,215

Denmark - 1.6%
AP Moller - Maersk A/S, Series A	115	140,115
AP Moller - Maersk A/S, Series B	195	254,051
Carlsberg A/S, Class B	3,175	410,117
Chr. Hansen Holding A/S	2,900	295,825
Coloplast A/S, Class B	3,470	374,405
Danske Bank A/S	20,977	372,029

Drilling Co. of 1972 A/S†	620	47,597
DSV A/S	5,542	512,046
Genmab A/S†	1,798	298,483
H. Lundbeck A/S	2,030	85,393
ISS A/S	4,923	153,097
Novo Nordisk A/S, Class B	53,176	2,600,362
Novozymes A/S, Class B	6,407	298,582
Orsted A/S*	5,516	422,300
Pandora A/S	3,272	137,245
Tryg A/S	3,254	99,434
Vestas Wind Systems A/S	5,719	517,230
William Demant Holding A/S†	3,051	96,256

		7,114,567

Finland - 1.1%
Elisa Oyj	4,145	175,873
Fortum Oyj	13,202	278,971
Kone Oyj, Class B	9,903	542,698
Metso Oyj	3,312	123,367
Neste Oyj	11,277	372,366
Nokia Oyj	165,211	867,022
Nokian Renkaat Oyj	3,390	113,382
Nordea Bank Abp	89,378	703,475
Orion Oyj, Class B	3,029	100,663
Sampo Oyj, Class A	13,105	599,114
Stora Enso Oyj, Class R	16,271	201,931
UPM-Kymmene Oyj	15,725	442,869
Wartsila Oyj Abp	13,185	210,290

		4,732,021

France - 9.4%
Accor SA	5,459	229,973
Aeroports de Paris	871	177,408
Air Liquide SA	12,600	1,675,368
Alstom SA	4,487	197,279
Amundi SA*	1,739	124,927
Arkema SA	2,014	206,599
Atos SE	2,785	286,689
AXA SA	57,069	1,519,885
BioMerieux	1,182	93,795
BNP Paribas SA	32,917	1,751,841
Bollore SA	25,763	122,403
Bouygues SA	6,419	241,473
Bureau Veritas SA	7,661	194,020
Capgemini SE	4,783	579,915
Carrefour SA	17,299	337,023
Casino Guichard Perrachon SA	1,635	66,934
Cie de Saint-Gobain	14,728	601,950
Cie Generale des Etablissements Michelin SCA	5,031	649,765
CNP Assurances	5,061	119,432
Covivio	1,331	144,060
Credit Agricole SA	33,060	453,490
Danone SA	18,022	1,456,988
Dassault Aviation SA	69	104,400
Dassault Systemes SE	3,750	593,257
Edenred	6,885	324,410
Eiffage SA	2,339	244,241
Electricite de France SA	17,136	246,782
Engie SA	53,826	797,203
EssilorLuxottica SA	8,379	1,019,671
Eurazeo SE	1,312	102,934
Eutelsat Communications SA	5,157	93,066
Faurecia SA	2,223	112,897
Gecina SA	1,350	201,535
Getlink SE	13,869	223,221
Hermes International	922	648,597
ICADE	1,114	95,209
Iliad SA	773	78,637
Imerys SA	1,068	56,875
Ingenico Group SA	1,630	137,408
Ipsen SA	1,110	129,602
JCDecaux SA	2,215	72,543
Kering SA	2,237	1,322,254
Klepierre SA	6,029	214,157
L’Oreal SA	7,366	2,024,945
Legrand SA	7,883	579,300
LVMH Moet Hennessy Louis Vuitton SE	8,117	3,177,762
Natixis SA	27,607	162,499
Orange SA	58,692	919,302
Pernod Ricard SA	6,223	1,084,300
Peugeot SA	17,152	449,392
Publicis Groupe SA	6,188	367,012
Remy Cointreau SA	653	87,010
Renault SA	5,585	380,985
Rexel SA	8,860	119,050
Safran SA	9,709	1,414,562
Sanofi	32,899	2,859,345
Sartorius Stedim Biotech	809	109,792
Schneider Electric SE	15,984	1,352,821
SCOR SE	4,764	194,283
SEB SA	672	123,006
Societe BIC SA	839	72,318
Societe Generale SA	22,591	715,041
Sodexo SA	2,686	308,040
Suez	10,774	151,354
Teleperformance	1,678	322,394
Thales SA	3,098	369,884
TOTAL SA	70,026	3,891,324
Ubisoft Entertainment SA†	2,286	218,041
Valeo SA	7,044	255,741
Veolia Environnement SA	15,808	373,399
Vinci SA	14,745	1,488,751
Vivendi SA	30,210	876,567
Wendel SA	810	112,108

		42,610,444

Germany - 7.9%
1&1 Drillisch AG	1,542	57,489
adidas AG	5,503	1,414,044
Allianz SE	12,563	3,026,676
Axel Springer SE	1,419	80,373
BASF SE	26,852	2,183,197
Bayer AG	27,293	1,816,507
Bayerische Motoren Werke AG	9,761	830,949
Bayerische Motoren Werke AG (Preference Shares)	1,652	121,920
Beiersdorf AG	2,924	319,560
Brenntag AG	4,588	247,312
Commerzbank AG†	29,397	264,169
Continental AG	3,249	536,992
Covestro AG*	5,632	307,947
Daimler AG	20,897	1,367,378
Delivery Hero SE†*	2,683	123,650
Deutsche Bank AG	57,604	476,101
Deutsche Boerse AG	5,669	756,008
Deutsche Lufthansa AG	6,860	165,579
Deutsche Post AG	28,895	1,001,427
Deutsche Telekom AG	97,695	1,634,198
Deutsche Wohnen SE	10,507	472,211
E.ON SE	64,593	693,178

Evonik Industries AG	4,820	143,586
Fraport AG Frankfurt Airport Services Worldwide	1,196	99,052
Fresenius Medical Care AG & Co. KGaA	6,309	530,430
Fresenius SE & Co. KGaA	12,224	693,474
Fuchs Petrolub SE (Preference Shares)	2,026	88,122
GEA Group AG	4,748	132,708
Hannover Rueck SE	1,784	268,926
HeidelbergCement AG	4,410	356,131
Henkel AG & Co. KGaA	3,042	289,842
Henkel AG & Co. KGaA (Preference Shares)	5,263	532,685
HOCHTIEF AG	566	84,432
HUGO BOSS AG	1,952	136,091
Infineon Technologies AG	33,373	786,991
Innogy SE*	4,092	189,963
KION Group AG	2,068	141,580
LANXESS AG	2,692	155,496
Merck KGaA	3,797	404,067
METRO AG	5,275	89,338
MTU Aero Engines AG	1,502	353,270
Muenchener Rueckversicherungs-Gesellschaft AG	4,377	1,094,762
OSRAM Licht AG	2,898	99,105
Porsche Automobil Holding SE (Preference Shares)	4,509	312,743
ProSiebenSat.1 Media SE	6,869	108,130
Puma SE	245	151,548
RWE AG	15,247	389,391
SAP SE	28,706	3,689,094
Sartorius AG (Preference Shares)	1,041	190,550
Siemens AG	22,421	2,684,234
Siemens Healthineers AG*	4,421	188,526
Symrise AG	3,614	347,382
Telefonica Deutschland Holding AG	21,628	70,251
thyssenkrupp AG	12,825	180,310
TUI AG	12,993	144,658
Uniper SE	5,868	177,768
United Internet AG	3,622	145,151
Volkswagen AG	963	172,168
Volkswagen AG (Preference Shares)	5,472	951,542
Vonovia SE	14,384	717,439
Wirecard AG	3,418	512,556
Zalando SE†*	3,284	154,479

		35,854,836

Hong Kong - 2.6%
AIA Group, Ltd.	353,400	3,601,664
Bank of East Asia, Ltd.	35,800	112,947
BOC Hong Kong Holdings, Ltd.	110,000	492,173
CLP Holdings, Ltd.	48,500	549,928
Galaxy Entertainment Group, Ltd.	68,000	508,388
Hang Lung Group, Ltd.	27,000	80,365
Hang Lung Properties, Ltd.	59,000	138,685
Hang Seng Bank, Ltd.	22,100	580,333
Henderson Land Development Co., Ltd.	37,590	231,440
Hong Kong & China Gas Co., Ltd.	266,230	635,303
Hong Kong Exchanges & Clearing, Ltd.	34,600	1,199,674
Hysan Development Co., Ltd.	18,000	100,729
Link REIT	62,000	723,154
MTR Corp., Ltd.	44,500	264,908
New World Development Co., Ltd.	171,000	282,936
PCCW, Ltd.	119,000	71,751
Power Assets Holdings, Ltd.	41,000	285,884
Sino Land Co., Ltd.	100,000	175,913
SJM Holdings, Ltd.	59,000	71,223
Sun Hung Kai Properties, Ltd.	46,000	793,953
Swire Pacific, Ltd., Class A	15,500	196,200
Swire Properties, Ltd.	34,000	138,040
Techtronic Industries Co., Ltd.	39,000	281,881
Wharf Holdings, Ltd.	34,000	97,734
Wheelock & Co., Ltd.	26,000	185,103

		11,800,309

Ireland - 0.6%
AIB Group PLC	23,750	110,228
Bank of Ireland Group PLC	26,990	172,248
CRH PLC(ISE)	7,432	249,489
CRH PLC (LSE)	17,083	570,272
DCC PLC	2,871	256,374
James Hardie Industries PLC CDI	12,939	175,860
Kerry Group PLC, Class A	4,631	518,374
Kingspan Group PLC	4,476	235,351
Paddy Power Betfair PLC	2,344	196,336
Smurfit Kappa Group PLC	6,594	193,253

		2,677,785

Isle of Man - 0.0%
GVC Holdings PLC	16,007	136,260

Israel - 0.5%
Azrieli Group, Ltd.	1,250	71,152
Bank Hapoalim B.M.	30,650	225,321
Bank Leumi Le-Israel B.M.	42,554	291,070
Bezeq The Israeli Telecommunication Corp., Ltd.	60,190	41,153
Check Point Software Technologies, Ltd.†	3,653	441,136
Elbit Systems, Ltd.	699	97,294
Israel Chemicals, Ltd.	20,464	108,350
Mizrahi Tefahot Bank, Ltd.	3,849	83,218
NICE, Ltd.†	1,762	243,099
Teva Pharmaceutical Industries, Ltd. ADR†	28,351	431,502
Wix.com, Ltd.†	1,271	170,517

		2,203,812

Italy - 1.7%
Assicurazioni Generali SpA	34,445	668,360
Atlantia SpA	14,400	392,794
Davide Campari-Milano SpA	16,357	164,839
Enel SpA	236,784	1,497,589
Eni SpA	74,916	1,278,705
Intesa Sanpaolo SpA	435,510	1,141,550
Leonardo SpA	11,939	137,858
Mediobanca Banca di Credito Finanziario SpA	18,146	192,332
Moncler SpA	5,242	215,011
Pirelli & C SpA†*	11,363	82,943
Poste Italiane SpA*	15,185	161,970
Prysmian SpA	7,030	135,541
Recordati SpA	3,125	126,145
Snam SpA	67,496	343,467
Telecom Italia SpA†	336,963	188,440
Telecom Italia SpA (RSP)	177,473	92,540
Terna Rete Elettrica Nazionale SpA	41,681	249,548
UniCredit SpA	58,891	814,423

		7,884,055

Japan - 21.6%
ABC-Mart, Inc.	1,000	62,275
Acom Co., Ltd.	12,000	42,236
Aeon Co., Ltd.	17,900	331,754
AEON Financial Service Co., Ltd.	3,600	74,020
Aeon Mall Co., Ltd.	3,600	54,951
AGC, Inc.	5,400	184,029
Air Water, Inc.	4,600	70,140
Aisin Seiki Co., Ltd.	4,600	177,035
Ajinomoto Co., Inc.	13,400	216,255
Alfresa Holdings Corp.	5,500	153,314
Alps Apine Co., Ltd.	5,700	120,681
Amada Holdings Co., Ltd.	10,300	113,816
ANA Holdings, Inc.	3,300	114,973
Aozora Bank, Ltd.	3,400	83,019
Asahi Group Holdings, Ltd.	10,600	458,055
Asahi Intecc Co., Ltd.	2,800	142,084
Asahi Kasei Corp.	36,800	375,660
Asics Corp.	4,600	56,664
Astellas Pharma, Inc.	55,100	748,788
Bandai Namco Holdings, Inc.	5,700	272,216
Bank of Kyoto, Ltd.	1,500	64,386
Benesse Holdings, Inc.	2,000	54,869
Bridgestone Corp.	17,800	706,401
Brother Industries, Ltd.	7,000	137,964
Calbee, Inc.	2,200	60,595
Canon, Inc.	29,400	817,720
Casio Computer Co., Ltd.	6,500	82,130
Central Japan Railway Co.	4,200	903,230
Chiba Bank, Ltd.	16,600	86,917
Chubu Electric Power Co., Inc.	17,800	258,746
Chugai Pharmaceutical Co., Ltd.	6,600	416,143
Chugoku Electric Power Co., Inc.	8,200	97,560
Coca-Cola Bottlers Japan Holdings, Inc.	4,015	98,943
Concordia Financial Group, Ltd.	31,400	122,390
Credit Saison Co., Ltd.	4,200	53,600
CyberAgent, Inc.	2,900	115,968
Dai Nippon Printing Co., Ltd.	7,200	170,787
Dai-ichi Life Holdings, Inc.	31,800	457,762
Daicel Corp.	8,300	92,840
Daifuku Co., Ltd.	2,850	174,655
Daiichi Sankyo Co., Ltd.	16,500	808,087
Daikin Industries, Ltd.	7,300	928,382
Daito Trust Construction Co., Ltd.	2,000	267,317
Daiwa House Industry Co., Ltd.	16,500	462,760
Daiwa House REIT Investment Corp.	49	112,506
Daiwa Securities Group, Inc.	47,300	219,762
DeNA Co., Ltd.	2,800	43,729
Denso Corp.	12,600	551,034
Dentsu, Inc.	6,300	255,489
Disco Corp.	900	153,351
East Japan Railway Co.	8,900	837,829
Eisai Co., Ltd.	7,300	425,558
Electric Power Development Co., Ltd.	4,200	97,546
FamilyMart UNY Holdings Co., Ltd.	7,700	205,750
FANUC Corp.	5,600	1,049,593
Fast Retailing Co., Ltd.	1,700	984,527
Fuji Electric Co., Ltd.	3,600	126,132
FUJIFILM Holdings Corp.	11,200	522,659
Fujitsu, Ltd.	5,600	410,257
Fukuoka Financial Group, Inc.	4,300	99,966
Hakuhodo DY Holdings, Inc.	6,300	106,421
Hamamatsu Photonics KK	4,100	165,147
Hankyu Hanshin Holdings, Inc.	6,900	257,794
Hikari Tsushin, Inc.	600	111,090
Hino Motors, Ltd.	7,800	73,116
Hirose Electric Co., Ltd.	935	108,469
Hisamitsu Pharmaceutical Co., Inc.	1,500	63,143
Hitachi Chemical Co., Ltd.	2,800	74,494
Hitachi Construction Machinery Co., Ltd.	3,400	89,593
Hitachi High-Technologies Corp.	1,900	84,924
Hitachi Metals, Ltd.	6,300	72,194
Hitachi, Ltd.	28,100	935,895
Honda Motor Co., Ltd.	47,700	1,329,005
Hoshizaki Corp.	1,500	97,629
Hoya Corp.	11,100	782,042
Hulic Co., Ltd.	8,800	75,488
Idemitsu Kosan Co., Ltd.	6,096	196,827
IHI Corp.	4,600	109,528
Iida Group Holdings Co., Ltd.	4,200	71,040
Inpex Corp.	29,900	292,495
Isetan Mitsukoshi Holdings, Ltd.	10,000	95,292
Isuzu Motors, Ltd.	16,100	229,553
ITOCHU Corp.	41,500	747,732
J. Front Retailing Co., Ltd.	7,000	84,885
Japan Airlines Co., Ltd.	3,400	113,972
Japan Airport Terminal Co., Ltd.	1,400	58,633
Japan Exchange Group, Inc.	15,600	254,200
Japan Post Bank Co., Ltd.	12,000	131,473
Japan Post Holdings Co., Ltd.	46,500	519,884
Japan Prime Realty Investment Corp.	22	88,026
Japan Real Estate Investment Corp.	38	210,612
Japan Retail Fund Investment Corp.	73	139,711
Japan Tobacco, Inc.	32,200	746,430
JFE Holdings, Inc.	14,400	247,400
JGC Corp.	6,000	86,063
JSR Corp.	5,600	85,199
JTEKT Corp.	6,900	89,015
JXTG Holdings, Inc.	95,250	461,053
Kajima Corp.	13,400	198,675
Kakaku.com, Inc.	4,000	82,273
Kamigumi Co., Ltd.	3,200	76,428
Kaneka Corp.	1,300	50,133
Kansai Electric Power Co., Inc.	20,700	250,465
Kansai Paint Co., Ltd.	5,200	99,067
Kao Corp.	14,400	1,110,190
Kawasaki Heavy Industries, Ltd.	4,500	105,041
KDDI Corp.	51,900	1,186,382
Keihan Holdings Co., Ltd.	2,600	110,063
Keikyu Corp.	6,400	109,228
Keio Corp.	3,100	186,918
Keisei Electric Railway Co., Ltd.	3,800	132,368
Keyence Corp.	2,800	1,745,012
Kikkoman Corp.	4,200	195,230
Kintetsu Group Holdings Co., Ltd.	5,000	221,058
Kirin Holdings Co., Ltd.	24,100	543,325
Kobayashi Pharmaceutical Co., Ltd.	1,400	111,833
Kobe Steel, Ltd.	9,300	71,210
Koito Manufacturing Co., Ltd.	2,900	173,193
Komatsu, Ltd.	26,800	697,248
Konami Holdings Corp.	2,800	127,613
Konica Minolta, Inc.	13,700	137,035
Kose Corp.	900	167,747
Kubota Corp.	28,900	434,936
Kuraray Co., Ltd.	9,300	124,608
Kurita Water Industries, Ltd.	2,800	72,887
Kyocera Corp.	9,300	598,116
Kyowa Hakko Kirin Co., Ltd.	7,400	143,646
Kyushu Electric Power Co., Inc.	11,100	107,141
Kyushu Railway Co.	4,700	153,072

Lawson, Inc.	1,400	65,125
LINE Corp.†	2,000	66,748
Lion Corp.	6,500	133,939
LIXIL Group Corp.	7,800	100,886
M3, Inc.	12,000	213,485
Makita Corp.	6,600	241,040
Marubeni Corp.	46,000	329,687
Marui Group Co., Ltd.	6,000	121,272
Maruichi Steel Tube, Ltd.	1,400	38,700
Mazda Motor Corp.	17,100	202,885
McDonald’s Holdings Co. Japan, Ltd.	2,000	92,667
Mebuki Financial Group, Inc.	27,900	70,632
Medipal Holdings Corp.	5,100	113,908
MEIJI Holdings Co., Ltd.	3,700	291,108
Minebea Mitsumi, Inc.	11,500	202,271
MISUMI Group, Inc.	8,200	210,716
Mitsubishi Chemical Holdings Corp.	37,300	265,156
Mitsubishi Corp.	39,600	1,089,908
Mitsubishi Electric Corp.	53,400	762,611
Mitsubishi Estate Co., Ltd.	34,600	580,944
Mitsubishi Gas Chemical Co., Inc.	4,700	70,365
Mitsubishi Heavy Industries, Ltd.	8,800	366,222
Mitsubishi Materials Corp.	2,900	74,858
Mitsubishi Motors Corp.	19,500	109,678
Mitsubishi Tanabe Pharma Corp.	7,400	93,129
Mitsubishi UFJ Financial Group, Inc.	343,400	1,720,711
Mitsubishi UFJ Lease & Finance Co., Ltd.	13,700	69,661
Mitsui & Co., Ltd.	48,400	782,256
Mitsui Chemicals, Inc.	5,500	134,883
Mitsui Fudosan Co., Ltd.	26,300	608,022
Mitsui OSK Lines, Ltd.	3,600	90,737
Mizuho Financial Group, Inc.	705,000	1,102,243
MonotaRO Co., Ltd.	3,700	85,609
MS&AD Insurance Group Holdings, Inc.	13,800	426,996
Murata Manufacturing Co., Ltd.	15,600	839,898
Nabtesco Corp.	3,600	110,438
Nagoya Railroad Co., Ltd.	5,400	146,253
NEC Corp.	7,800	262,276
Nexon Co., Ltd.†	12,900	184,230
NGK Insulators, Ltd.	7,800	114,721
NGK Spark Plug Co., Ltd.	5,100	98,226
NH Foods, Ltd.	2,700	109,089
Nidec Corp.	6,500	927,722
Nikon Corp.	9,300	128,804
Nintendo Co., Ltd.	3,300	1,131,625
Nippon Building Fund, Inc.	40	257,641
Nippon Electric Glass Co., Ltd.	2,200	59,971
Nippon Express Co., Ltd.	2,200	120,864
Nippon Paint Holdings Co., Ltd.	4,200	158,391
Nippon Prologis REIT, Inc.	46	98,866
Nippon Steel Corp.	23,600	421,358
Nippon Telegraph & Telephone Corp.	20,200	838,703
Nippon Yusen KK	5,100	87,205
Nissan Chemical Corp.	3,600	158,919
Nissan Motor Co., Ltd.	67,600	540,705
Nisshin Seifun Group, Inc.	5,700	131,831
Nissin Foods Holdings Co., Ltd.	1,800	118,010
Nitori Holdings Co., Ltd.	2,300	274,256
Nitto Denko Corp.	4,700	251,777
Nomura Holdings, Inc.	101,400	386,568
Nomura Real Estate Holdings, Inc.	3,600	76,386
Nomura Real Estate Master Fund, Inc.	116	170,069
Nomura Research Institute, Ltd.	3,200	156,547
NSK, Ltd.	11,000	114,066
NTT Data Corp.	18,100	209,596
NTT DOCOMO, Inc.	38,700	839,838
Obayashi Corp.	19,000	186,339
OBIC Co., Ltd.	1,800	208,873
Odakyu Electric Railway Co., Ltd.	8,600	201,259
Oji Holdings Corp.	24,300	145,950
Olympus Corp.	34,400	386,202
Omron Corp.	5,500	295,518
Ono Pharmaceutical Co., Ltd.	11,000	206,267
Oracle Corp. Japan	1,000	68,357
Oriental Land Co., Ltd.	5,900	653,230
ORIX Corp.	39,100	550,133
Osaka Gas Co., Ltd.	11,000	202,469
Otsuka Corp.	3,100	121,160
Otsuka Holdings Co., Ltd.	11,600	415,382
Pan Pacific International Holdings Corp.	3,400	219,611
Panasonic Corp.	65,200	600,288
Park24 Co., Ltd.	3,400	71,557
Persol Holdings Co., Ltd.	5,181	96,342
Pigeon Corp.	3,300	140,454
Pola Orbis Holdings, Inc.	2,400	75,650
Rakuten, Inc.	25,200	280,838
Recruit Holdings Co., Ltd.	31,900	958,661
Renesas Electronics Corp.†	24,679	130,400
Resona Holdings, Inc.	61,300	259,481
Ricoh Co., Ltd.	19,500	195,976
Rinnai Corp.	1,100	73,689
Rohm Co., Ltd.	2,700	197,680
Ryohin Keikaku Co., Ltd.	800	151,264
Sankyo Co., Ltd.	1,300	51,332
Santen Pharmaceutical Co., Ltd.	10,900	166,403
SBI Holdings, Inc.	6,600	139,988
Secom Co., Ltd.	6,000	504,607
Sega Sammy Holdings, Inc.	5,500	69,575
Seibu Holdings, Inc.	6,400	104,140
Seiko Epson Corp.	8,600	137,820
Sekisui Chemical Co., Ltd.	10,700	171,763
Sekisui House, Ltd.	17,600	284,046
Seven & i Holdings Co., Ltd.	22,100	766,770
Seven Bank, Ltd.	17,800	48,443
SG Holdings Co., Ltd.	2,800	74,971
Sharp Corp.†	6,300	70,291
Shimadzu Corp.	6,900	183,395
Shimamura Co., Ltd.	600	44,825
Shimano, Inc.	2,200	320,537
Shimizu Corp.	14,900	127,354
Shin-Etsu Chemical Co., Ltd.	10,700	1,007,027
Shinsei Bank, Ltd.†	4,600	64,005
Shionogi & Co., Ltd.	8,200	478,539
Shiseido Co., Ltd.	11,000	865,387
Shizuoka Bank, Ltd.	12,800	97,356
Showa Denko KK	4,000	136,154
SMC Corp.	1,700	706,578
Softbank Corp.	48,900	575,043
SoftBank Group Corp.	24,000	2,505,455
Sohgo Security Services Co., Ltd.	2,000	88,715
Sompo Holdings, Inc.	9,700	361,247
Sony Corp.	37,100	1,879,320
Sony Financial Holdings, Inc.	5,000	102,102
Stanley Electric Co., Ltd.	3,800	103,083
Subaru Corp.	18,100	440,366
SUMCO Corp.	6,839	89,093
Sumitomo Chemical Co., Ltd.	43,400	216,079
Sumitomo Corp.	33,100	470,658

Sumitomo Dainippon Pharma Co., Ltd.	4,600	101,554
Sumitomo Electric Industries, Ltd.	22,100	291,433
Sumitomo Heavy Industries, Ltd.	3,100	109,776
Sumitomo Metal Mining Co., Ltd.	7,000	220,863
Sumitomo Mitsui Financial Group, Inc.	38,800	1,406,319
Sumitomo Mitsui Trust Holdings, Inc.	9,600	334,126
Sumitomo Realty & Development Co., Ltd.	10,200	376,649
Sumitomo Rubber Industries, Ltd.	5,000	61,140
Sundrug Co., Ltd.	1,900	51,095
Suntory Beverage & Food, Ltd.	4,100	180,617
Suzuken Co., Ltd.	2,000	115,250
Suzuki Motor Corp.	10,100	458,112
Sysmex Corp.	4,900	280,531
T&D Holdings, Inc.	16,000	171,120
Taiheiyo Cement Corp.	3,700	119,131
Taisei Corp.	6,300	276,570
Taisho Pharmaceutical Holdings Co., Ltd.	1,000	92,708
Taiyo Nippon Sanso Corp.	4,000	66,687
Takashimaya Co., Ltd.	4,200	47,221
Takeda Pharmaceutical Co., Ltd.	21,000	778,549
Takeda Pharmaceutical Co., Ltd. ADR	44,656	816,312
TDK Corp.	3,700	324,065
Teijin, Ltd.	5,500	94,450
Terumo Corp.	17,600	531,048
THK Co., Ltd.	3,700	95,980
Tobu Railway Co., Ltd.	5,400	151,809
Toho Co., Ltd.	3,300	138,214
Toho Gas Co., Ltd.	2,200	90,662
Tohoku Electric Power Co., Inc.	13,200	150,999
Tokio Marine Holdings, Inc.	19,700	993,787
Tokyo Century Corp.	1,284	58,773
Tokyo Electric Power Co. Holdings, Inc.†	42,700	241,359
Tokyo Electron, Ltd.	4,600	733,472
Tokyo Gas Co., Ltd.	11,200	284,727
Tokyu Corp.	14,700	238,484
Tokyu Fudosan Holdings Corp.	17,600	98,613
Toppan Printing Co., Ltd.	7,700	124,967
Toray Industries, Inc.	40,600	275,248
Toshiba Corp.	19,300	644,028
Tosoh Corp.	7,700	124,007
TOTO, Ltd.	4,000	169,058
Toyo Seikan Group Holdings, Ltd.	4,700	93,244
Toyo Suisan Kaisha, Ltd.	2,800	106,631
Toyoda Gosei Co., Ltd.	2,000	41,290
Toyota Industries Corp.	4,200	236,689
Toyota Motor Corp.	66,800	4,151,948
Toyota Tsusho Corp.	6,500	215,583
Trend Micro, Inc.	3,600	180,380
Tsuruha Holdings, Inc.	1,100	93,848
Unicharm Corp.	11,900	391,320
United Urban Investment Corp.	86	137,440
USS Co., Ltd.	6,500	124,480
Welcia Holdings Co., Ltd.	1,400	55,536
West Japan Railway Co.	4,700	349,718
Yahoo Japan Corp.	83,300	222,585
Yakult Honsha Co., Ltd.	3,300	224,383
Yamada Denki Co., Ltd.	18,700	88,577
Yamaguchi Financial Group, Inc.	5,700	41,810
Yamaha Corp.	4,000	207,240
Yamaha Motor Co., Ltd.	8,600	175,877
Yamato Holdings Co., Ltd.	8,900	193,402
Yamazaki Baking Co., Ltd.	3,700	55,063
Yaskawa Electric Corp.	6,900	252,026
Yokogawa Electric Corp.	6,800	140,897
Yokohama Rubber Co., Ltd.	3,300	61,751
ZOZO, Inc.	5,600	99,237

		97,255,285

Jersey - 0.7%
Experian PLC	27,040	784,539
Ferguson PLC	6,800	482,376
Glencore PLC	333,448	1,323,363
WPP PLC	37,732	470,573

		3,060,851

Luxembourg - 0.3%
ArcelorMittal	19,529	423,356
Aroundtown SA	22,595	183,125
Eurofins Scientific SE	319	145,979
Millicom International Cellular SA SDR	1,953	114,233
RTL Group SA	1,165	65,464
SES SA FDR	10,643	181,087
Tenaris SA	13,904	193,063

		1,306,307

Mauritius - 0.0%
Golden Agri-Resources, Ltd.	207,700	44,286

Netherlands - 4.2%
ABN AMRO Group NV CVA*	12,278	288,778
Aegon NV	51,918	271,125
AerCap Holdings NV†	3,660	181,682
Airbus SE	16,911	2,311,745
Akzo Nobel NV	6,594	559,865
ASML Holding NV	12,012	2,499,718
CNH Industrial NV	30,069	326,057
EXOR NV	3,177	211,519
Ferrari NV	3,614	489,456
Fiat Chrysler Automobiles NV	31,514	485,444
Heineken Holding NV	3,428	348,151
Heineken NV	7,666	827,490
ING Groep NV	113,144	1,441,103
Koninklijke Ahold Delhaize NV	36,515	878,900
Koninklijke DSM NV	5,358	612,071
Koninklijke KPN NV	100,654	308,877
Koninklijke Philips NV	27,776	1,182,746
Koninklijke Vopak NV	2,062	91,931
NN Group NV	8,826	384,289
NXP Semiconductors NV	10,028	1,059,157
QIAGEN NV†	6,443	248,807
Randstad NV	3,515	200,748
STMicroelectronics NV	20,043	368,114
Unilever NV CVA	45,099	2,729,462
Wolters Kluwer NV	8,531	594,962

		18,902,197

New Zealand - 0.2%
a2 Milk Co., Ltd.†	21,423	239,952
Auckland International Airport, Ltd.	28,789	153,248
Fisher & Paykel Healthcare Corp., Ltd.	16,237	171,455
Fletcher Building, Ltd.	25,181	86,783
Meridian Energy, Ltd.	38,569	104,586
Ryman Healthcare, Ltd.	11,320	91,862
Spark New Zealand, Ltd.	53,713	131,661

		979,547

Norway - 0.7%
Adevinta ASA, Class B†	2,601	25,590

Aker BP ASA	3,181	104,897
DNB ASA	28,748	551,972
Equinor ASA	34,151	761,796
Gjensidige Forsikring ASA	5,996	116,446
Mowi ASA	12,107	262,279
Norsk Hydro ASA	39,590	169,604
Orkla ASA	24,143	189,283
Schibsted ASA, Class B	2,601	62,225
Telenor ASA	22,002	441,700
Yara International ASA	5,270	237,678

		2,923,470

Papua New Guinea - 0.1%
Oil Search, Ltd.	40,230	220,642

Portugal - 0.1%
EDP - Energias de Portugal SA	75,519	286,209
Galp Energia SGPS SA	14,780	248,161
Jeronimo Martins SGPS SA	7,395	120,432

		654,802

Singapore - 1.2%
Ascendas Real Estate Investment Trust	77,200	170,282
CapitaLand Commercial Trust	76,500	109,117
CapitaLand Mall Trust	71,000	126,329
CapitaLand, Ltd.	76,900	199,586
City Developments, Ltd.	12,100	79,534
ComfortDelGro Corp., Ltd.	63,100	124,799
DBS Group Holdings, Ltd.	52,400	1,088,376
Genting Singapore, Ltd.	178,500	129,272
Jardine Cycle & Carriage, Ltd.	2,700	70,512
Keppel Corp., Ltd.	42,700	212,542
Oversea-Chinese Banking Corp., Ltd.	92,400	822,028
SATS, Ltd.	19,400	74,599
Sembcorp Industries, Ltd.	28,600	55,934
Singapore Airlines, Ltd.	15,100	107,469
Singapore Exchange, Ltd.	23,400	126,970
Singapore Press Holdings, Ltd.	42,700	78,801
Singapore Technologies Engineering, Ltd.	47,000	136,843
Singapore Telecommunications, Ltd.	241,500	562,867
Suntec Real Estate Investment Trust	62,300	84,740
United Overseas Bank, Ltd.	39,400	806,192
UOL Group, Ltd.	14,700	81,925
Venture Corp., Ltd.	8,000	99,816
Wilmar International, Ltd.	55,400	148,265
Yangzijiang Shipbuilding Holdings, Ltd.	58,100	67,066

		5,563,864

Spain - 2.8%
ACS Actividades de Construccion y Servicios SA	7,326	336,315
Aena SME SA*	1,988	368,688
Amadeus IT Group SA	12,872	1,023,889
Banco Bilbao Vizcaya Argentaria SA	196,023	1,191,199
Banco de Sabadell SA	157,391	182,885
Banco Santander SA	475,385	2,405,496
Bankia SA	36,194	100,067
Bankinter SA	19,991	159,599
CaixaBank SA	105,724	336,649
Enagas SA	6,810	194,008
Endesa SA	9,388	233,862
Ferrovial SA	14,302	352,263
Grifols SA	8,819	244,713
Iberdrola SA	181,559	1,649,050
Industria de Diseno Textil SA	32,185	973,582
International Consolidated Airlines Group SA	14,627	103,356
Mapfre SA	31,858	95,583
Naturgy Energy Group SA	10,442	296,542
Red Electrica Corp. SA	12,599	261,212
Repsol SA	41,920	711,375
Siemens Gamesa Renewable Energy SA	7,003	125,595
Telefonica SA	136,807	1,140,387

		12,486,315

SupraNational - 0.2%
HK Electric Investments & HK Electric Investments, Ltd.	77,500	75,872
HKT Trust & HKT, Ltd.	107,000	165,858
Unibail-Rodamco-Westfield	4,009	689,088

		930,818

Sweden - 2.3%
Alfa Laval AB	8,674	201,297
Assa Abloy AB, Class B	29,612	631,704
Atlas Copco AB, Class A	19,739	613,547
Atlas Copco AB, Class B	11,504	327,417
Boliden AB	8,075	239,772
Electrolux AB, Series B	7,125	175,027
Epiroc AB, Class A†	19,739	204,100
Epiroc AB, Class B†	11,504	113,803
Essity AB, Class B	17,957	532,821
Hennes & Mauritz AB, Class B	25,797	449,763
Hexagon AB, Class B	7,612	415,179
Husqvarna AB, Class B	12,301	112,245
ICA Gruppen AB	2,329	84,237
Industrivarden AB, Class C	4,795	107,844
Investor AB, Class B	13,496	643,313
Kinnevik AB, Class B	6,939	202,022
L E Lundbergforetagen AB, Class B	2,297	78,508
Lundin Petroleum AB	5,473	179,107
Sandvik AB	33,083	611,871
Securitas AB, Class B	9,168	160,247
Skandinaviska Enskilda Banken AB, Class A	47,647	454,639
Skanska AB, Class B	9,944	173,078
SKF AB, Class B	10,902	201,748
Svenska Handelsbanken AB, Class A	44,855	489,538
Swedbank AB, Class A	26,605	431,551
Swedish Match AB	5,150	250,853
Tele2 AB, Class B	14,589	194,630
Telefonaktiebolaget LM Ericsson, Class B	90,531	896,049
Telia Co AB	81,408	346,645
Volvo AB, Class B	45,771	732,556

		10,255,111

Switzerland - 8.0%
ABB, Ltd.	53,540	1,101,854
Adecco Group AG	4,790	275,098
Alcon, Inc.†	12,690	730,800
Baloise Holding AG	1,451	248,633
Barry Callebaut AG	66	120,866
Chocoladefabriken Lindt & Spruengli AG	2	151,725
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	31	206,119
Cie Financiere Richemont SA	15,370	1,123,769
Clariant AG	5,878	120,796
Coca-Cola HBC AG	5,922	211,668

Credit Suisse Group AG	74,975	1,000,697
Dufry AG	1,032	100,815
EMS-Chemie Holding AG	244	147,748
Geberit AG	1,095	459,192
Givaudan SA	270	699,279
Julius Baer Group, Ltd.	6,604	318,356
Kuehne & Nagel International AG	1,565	227,389
LafargeHolcim, Ltd.	14,206	730,272
Lonza Group AG	2,180	673,287
Nestle SA	89,511	8,613,331
Novartis AG	63,452	5,181,649
Pargesa Holding SA	1,095	86,186
Partners Group Holding AG	507	381,935
Roche Holding AG	20,531	5,412,068
Schindler Holding AG (Participation Certificate)(SIX)	1,211	261,227
Schindler Holding AG(SIX)	575	122,116
SGS SA	156	411,683
Sika AG	3,792	580,551
Sonova Holding AG	1,625	327,727
Straumann Holding AG	302	243,805
Swatch Group AG (TRQX)	1,653	97,011
Swatch Group AG (XEGT)	914	279,147
Swiss Life Holding AG	1,016	477,713
Swiss Prime Site AG	2,219	178,138
Swiss Re AG	8,906	857,081
Swisscom AG	758	353,131
Temenos AG	1,761	292,765
UBS Group AG	113,085	1,516,567
Vifor Pharma AG	1,330	173,861
Zurich Insurance Group AG	4,436	1,414,452

		35,910,507

United Kingdom - 14.6%
3i Group PLC	28,578	398,930
Admiral Group PLC	6,260	179,913
Anglo American PLC	30,880	797,861
Antofagasta PLC	11,518	136,377
Ashtead Group PLC	14,194	392,761
Associated British Foods PLC	10,480	349,711
AstraZeneca PLC	36,874	2,753,273
Auto Trader Group PLC*	29,071	214,335
Aviva PLC	114,477	641,149
Babcock International Group PLC	7,220	49,428
BAE Systems PLC	93,236	600,604
Barclays PLC	499,109	1,069,197
Barratt Developments PLC	29,713	233,172
Berkeley Group Holdings PLC	3,653	178,918
BHP Group PLC	62,240	1,468,527
BP PLC	583,512	4,253,430
British American Tobacco PLC	66,866	2,607,079
British Land Co. PLC	27,157	210,352
BT Group PLC	249,322	744,678
Bunzl PLC	10,006	301,274
Burberry Group PLC	12,296	323,406
Carnival PLC	5,274	277,499
Centrica PLC	161,731	224,078
Coca-Cola European Partners PLC	6,318	338,582
Compass Group PLC	46,359	1,053,681
ConvaTec Group PLC*	39,771	71,854
Croda International PLC	3,775	255,035
Diageo PLC	72,158	3,042,531
Direct Line Insurance Group PLC	40,004	171,832
easyJet PLC	4,615	70,019
Fresnillo PLC	6,563	64,083
G4S PLC	45,579	128,499
GlaxoSmithKline PLC	145,178	2,978,637
Hammerson PLC	23,593	99,033
Hargreaves Lansdown PLC	8,329	245,133
HSBC Holdings PLC	581,739	5,060,539
Imperial Brands PLC	27,871	885,335
Informa PLC	36,608	371,870
InterContinental Hotels Group PLC	5,029	325,792
Intertek Group PLC	4,737	330,472
Investec PLC	19,164	121,201
ITV PLC	107,210	191,039
J Sainsbury PLC	48,302	140,143
John Wood Group PLC	19,631	120,443
Johnson Matthey PLC	5,753	250,339
Kingfisher PLC	65,374	225,139
Land Securities Group PLC	21,706	261,252
Legal & General Group PLC	175,108	635,244
Lloyds Banking Group PLC	2,078,723	1,696,057
London Stock Exchange Group PLC	9,329	609,954
Marks & Spencer Group PLC	47,546	177,258
Meggitt PLC	22,748	161,488
Melrose Industries PLC	142,206	374,953
Merlin Entertainments PLC*	20,889	99,750
Micro Focus International PLC	10,656	269,271
Mondi PLC	10,916	239,210
National Grid PLC	99,479	1,084,594
Next PLC	4,101	308,349
NMC Health PLC	3,059	112,568
Pearson PLC	22,802	246,850
Persimmon PLC	9,053	263,962
Prudential PLC	75,349	1,704,726
Reckitt Benckiser Group PLC	19,531	1,578,279
RELX PLC (Euronext Amsterdam)	22,218	509,857
RELX PLC (LSE)	35,556	815,561
Rio Tinto PLC	34,294	1,996,721
Rolls-Royce Holdings PLC	48,773	581,686
Rolls-Royce Holdings PLC (Entitlement Shares)†	3,462,883	4,516
Royal Bank of Scotland Group PLC	140,801	439,916
Royal Dutch Shell PLC, Class A	134,290	4,290,298
Royal Dutch Shell PLC, Class B	109,491	3,518,722
Royal Mail PLC	26,288	86,659
RSA Insurance Group PLC	29,843	210,921
Sage Group PLC	31,485	297,823
Schroders PLC	3,603	148,796
Segro PLC	29,153	257,897
Severn Trent PLC	6,899	183,165
Smith & Nephew PLC	25,829	498,648
Smiths Group PLC	11,624	230,776
SSE PLC	29,770	444,296
St James’s Place PLC	15,573	227,745
Standard Chartered PLC	82,252	750,796
Standard Life Aberdeen PLC	69,143	251,463
Taylor Wimpey PLC	96,236	227,642
Tesco PLC	284,804	927,718
Unilever PLC	33,051	2,007,313
United Utilities Group PLC	19,983	215,967
Vodafone Group PLC	776,863	1,438,502
Weir Group PLC	7,068	152,951
Whitbread PLC	5,370	312,311
WM Morrison Supermarkets PLC	65,132	183,370

		65,982,984

United States - 0.0%
International Flavors & Fragrances, Inc.	1	119

Total Common Stocks (cost $387,939,412)		408,856,928

EXCHANGE-TRADED FUNDS - 2.1%
United States - 2.1%
iShares MSCI EAFE ETF (cost $9,126,452)	138,700	9,259,612

Total Long-Term Investment Securities (cost $397,065,864)		418,116,540

SHORT-TERM INVESTMENT SECURITIES - 0.5%
United States Treasury Bills 2.39% due 05/28/2019(1)	$100,000	99,821
2.40% due 06/20/2019(1)	525,000	523,264
2.41% due 05/30/2019(1)	250,000	249,518
2.42% due 06/06/2019(1)	200,000	199,524
2.42% due 07/11/2019(1)	350,000	348,361
2.46% due 08/22/2019	1,126	1,118
2.48% due 09/05/2019(1)	770,000	763,569

Total Short-Term Investment Securities (cost $2,184,938)		2,185,175

REPURCHASE AGREEMENTS - 6.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 04/30/2019, to be repurchased 05/01/2019 in the amount of $28,585,397 and collateralized by $28,455,000 of United States Treasury Notes, bearing interest at 2.75%, due 07/31/2023 and having an approximate value of $29,157,582 (cost $28,585,000)	28,585,000	28,585,000

TOTAL INVESTMENTS (cost $427,835,802)	99.5%	448,886,715
Other assets less liabilities	0.5	2,434,960

NET ASSETS	100.0%	$451,321,675

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2019, the aggregate value of these securities was $3,104,783 representing 0.7% of net assets.

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR - American Depositary Receipt

CDI - Chess Depositary Interest

CVA - Certification Van Aandelen (Dutch Cert.)

ETF - Exchange-Traded Fund

FDR - Fiduciary Depositary Receipt

ISE - Irish Stock Exchange

LSE - London Stock Exchange

RSP - Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR - Swedish Depositary Receipt

SIX - Swiss Stock Exchange

TRQX - Turquoise Stock Exchange

XEGT - Equiduct Stock Exchange

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
341	Long	MSCI EAFE Index	June 2019	$31,784,839	$32,684,850	$900,011

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Medical-Drugs	6.8%
Repurchase Agreements	6.3
Banks-Commercial	5.3
Diversified Banking Institutions	5.0
Oil Companies-Integrated	4.4
Auto-Cars/Light Trucks	2.8
Food-Misc./Diversified	2.7
Telephone-Integrated	2.4
Cosmetics & Toiletries	2.3
Exchange-Traded Funds	2.1
Insurance-Life/Health	1.9
Insurance-Multi-line	1.9
Electric-Integrated	1.9
Chemicals-Diversified	1.6
Real Estate Investment Trusts	1.5
Food-Retail	1.4
Transport-Rail	1.2
Real Estate Operations & Development	1.1
Diversified Minerals	1.1
Metal-Diversified	1.1
Tobacco	1.1
Beverages-Wine/Spirits	1.0
Enterprise Software/Service	1.0
Diversified Manufacturing Operations	1.0
Import/Export	1.0
Brewery	0.9
Electronic Components-Misc.	0.9
Industrial Automated/Robotic	0.9
Medical Products	0.9
Aerospace/Defense-Equipment	0.8
Cellular Telecom	0.8
Semiconductor Equipment	0.8
Finance-Other Services	0.8
Chemicals-Specialty	0.8
Textile-Apparel	0.7
Medical-Biomedical/Gene	0.7
Commercial Services	0.7
Apparel Manufacturers	0.7
Insurance-Property/Casualty	0.6
Retail-Apparel/Shoe	0.6
Gas-Distribution	0.6
Machinery-Electrical	0.6
Insurance-Reinsurance	0.6
Soap & Cleaning Preparation	0.6
Computer Services	0.6
Audio/Video Products	0.5
Transport-Services	0.5
Building-Heavy Construction	0.5
Real Estate Management/Services	0.5
Auto/Truck Parts & Equipment-Original	0.5
Electric-Generation	0.5
Rubber-Tires	0.5
U.S. Government Treasuries	0.5
Building Products-Cement	0.5
Food-Dairy Products	0.5
Building-Residential/Commercial	0.5
Building & Construction-Misc.	0.5

Oil Companies-Exploration & Production	0.5
Diversified Operations	0.5
Investment Management/Advisor Services	0.5
Machinery-General Industrial	0.4
Building & Construction Products-Misc.	0.4
Investment Companies	0.4
Industrial Gases	0.4
Machinery-Construction & Mining	0.4
Retail-Jewelry	0.4
Multimedia	0.4
Electronic Components-Semiconductors	0.4
Oil Refining & Marketing	0.4
Toys	0.4
Medical Instruments	0.4
Aerospace/Defense	0.3
Athletic Footwear	0.3
Steel-Producers	0.3
Human Resources	0.3
Casino Hotels	0.3
Food-Catering	0.3
Power Converter/Supply Equipment	0.3
Office Automation & Equipment	0.3
Dialysis Centers	0.3
Paper & Related Products	0.3
Public Thoroughfares	0.3
Auto-Heavy Duty Trucks	0.3
Hotels/Motels	0.3
Telecom Services	0.2
Semiconductor Components-Integrated Circuits	0.2
Instruments-Controls	0.2
Transactional Software	0.2
Optical Supplies	0.2
Building Products-Air & Heating	0.2
Distribution/Wholesale	0.2
Beverages-Non-alcoholic	0.2
Networking Products	0.2
Machinery-Farming	0.2
Wireless Equipment	0.2
Commercial Services-Finance	0.2
Resorts/Theme Parks	0.2
Finance-Investment Banker/Broker	0.2
Advertising Services	0.2
Electric-Distribution	0.2
Entertainment Software	0.2
Electric-Transmission	0.2
Airport Development/Maintenance	0.1
Water	0.1
Security Services	0.1
Coatings/Paint	0.1
Electric Products-Misc.	0.1
Finance-Leasing Companies	0.1
Publishing-Periodicals	0.1
Photo Equipment & Supplies	0.1
Energy-Alternate Sources	0.1
Electronic Security Devices	0.1
Computer Aided Design	0.1
Transport-Marine	0.1
Gambling (Non-Hotel)	0.1
Private Equity	0.1
Advertising Agencies	0.1
Computers-Integrated Systems	0.1
E-Commerce/Products	0.1
Web Portals/ISP	0.1
Computer Data Security	0.1
Medical-Generic Drugs	0.1
Casino Services	0.1
Internet Content-Information/News	0.1
Food-Meat Products	0.1
Gold Mining	0.1
Diversified Operations/Commercial Services	0.1
Rental Auto/Equipment	0.1
Containers-Paper/Plastic	0.1
Electronics-Military	0.1
Fisheries	0.1
Agricultural Chemicals	0.1
Gas-Transportation	0.1
Electronic Measurement Instruments	0.1
Computers-Memory Devices	0.1
Bicycle Manufacturing	0.1
Pipelines	0.1
Metal Processors & Fabrication	0.1
Applications Software	0.1
Machine Tools & Related Products	0.1
Diagnostic Equipment	0.1
Cruise Lines	0.1
Retail-Home Furnishings	0.1
Retail-Convenience Store	0.1
Retail-Discount	0.1
Diagnostic Kits	0.1
Telecommunication Equipment	0.1
Tools-Hand Held	0.1
Steel Pipe & Tube	0.1
Metal-Iron	0.1
MRI/Medical Diagnostic Imaging	0.1
Retail-Building Products	0.1
Metal Products-Distribution	0.1
Leisure Products	0.1
Filtration/Separation Products	0.1
Building Products-Doors & Windows	0.1
Internet Security	0.1
Respiratory Products	0.1

99.5%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United Kingdom	$65,978,468	$4,516		$—	$65,982,984
Other Countries	246,434,971	96,438,973	**	—	342,873,944
Exchange-Traded Funds	9,259,612	—		—	9,259,612
Short-Term Investment Securities	—	2,185,175		—	2,185,175
Repurchase Agreements	—	28,585,000		—	28,585,000

Total Investments at Value	$321,673,051	$127,213,664		$—	$448,886,715

Other Financial Instruments:†
Future Contracts	$900,011	$—		$—	$900,011

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Invesco Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 98.0%
Aerospace/Defense-Equipment - 2.4%
Aerojet Rocketdyne Holdings, Inc.†	73,060	$2,473,812
HEICO Corp.	47,291	4,990,619

		7,464,431

Applications Software - 1.4%
HubSpot, Inc.†	24,190	4,462,813

Athletic Equipment - 1.2%
Fox Factory Holding Corp.†	49,623	3,850,745

Auto/Truck Parts & Equipment-Original - 1.4%
Altra Industrial Motion Corp.	115,649	4,335,681

Banks-Commercial - 1.1%
Webster Financial Corp.	64,448	3,424,122

Beverages-Wine/Spirits - 1.0%
MGP Ingredients, Inc.	34,681	3,047,420

Building & Construction Products-Misc. - 2.0%
Summit Materials, Inc., Class A†	155,551	2,725,253
Trex Co., Inc.†	52,273	3,620,951

		6,346,204

Building-Maintenance & Services - 1.2%
ServiceMaster Global Holdings, Inc.†	74,264	3,641,164

Chemicals-Plastics - 0.6%
PolyOne Corp.	73,310	2,026,288

Chemicals-Specialty - 1.0%
Ingevity Corp.†	27,503	3,163,120

Commercial Services - 2.0%
CoStar Group, Inc.†	7,921	3,930,796
Morningstar, Inc.	17,228	2,471,357

		6,402,153

Commercial Services-Finance - 1.7%
Euronet Worldwide, Inc.†	15,964	2,392,844
Green Dot Corp., Class A†	48,852	3,115,292

		5,508,136

Computer Data Security - 3.0%
Rapid7, Inc.†	104,498	5,678,421
Varonis Systems, Inc.†	54,558	3,881,802

		9,560,223

Computer Services - 3.2%
EPAM Systems, Inc.†	21,776	3,905,743
Globant SA†	33,958	2,852,133
WNS Holdings, Ltd. ADR†	59,806	3,417,913

		10,175,789

Computer Software - 3.4%
Box, Inc., Class A†	150,993	3,113,476
j2 Global, Inc.	42,174	3,695,286
SS&C Technologies Holdings, Inc.	59,272	4,010,343

		10,819,105

Computers-Integrated Systems - 1.4%
Mercury Systems, Inc.†	58,432	4,266,705

Diagnostic Equipment - 1.9%
BioTelemetry, Inc.†	39,210	2,133,024
Repligen Corp.†	57,695	3,887,489

		6,020,513

Distribution/Wholesale - 1.6%
KAR Auction Services, Inc.	89,723	5,067,555

Diversified Manufacturing Operations - 0.8%
A.O. Smith Corp.	46,049	2,420,796

Drug Delivery Systems - 0.5%
DexCom, Inc.†	12,369	1,497,515

E-Commerce/Products - 1.4%
Etsy, Inc.†	63,465	4,286,426

Electronic Components-Semiconductors - 2.0%
Lattice Semiconductor Corp.†	192,947	2,498,663
Monolithic Power Systems, Inc.	24,011	3,738,753

		6,237,416

Electronic Measurement Instruments - 1.0%
FLIR Systems, Inc.	61,280	3,244,163

Enterprise Software/Service - 6.0%
Black Knight, Inc.†	79,403	4,479,917
Evolent Health, Inc., Class A†	121,985	1,652,897
Guidewire Software, Inc.†	54,016	5,752,704
New Relic, Inc.†	34,205	3,599,734
Tyler Technologies, Inc.†	14,565	3,377,769

		18,863,021

Entertainment Software - 0.5%
Take-Two Interactive Software, Inc.†	16,586	1,606,022

Finance-Investment Banker/Broker - 0.7%
E*TRADE Financial Corp.	46,272	2,344,140

Food-Misc./Diversified - 1.3%
Nomad Foods, Ltd.†	198,766	4,134,333

Health Care Cost Containment - 0.4%
HealthEquity, Inc.†	16,753	1,135,016

Insurance-Multi-line - 0.8%
Assurant, Inc.	25,547	2,426,965

Insurance-Property/Casualty - 0.6%
Hanover Insurance Group, Inc.	15,323	1,848,107

Internet Application Software - 1.0%
Zendesk, Inc.†	36,108	3,169,560

Investment Management/Advisor Services - 1.9%
Blucora, Inc.†	71,339	2,496,865
LPL Financial Holdings, Inc.	46,874	3,472,895

		5,969,760

Lighting Products & Systems - 1.3%
Universal Display Corp.	26,103	4,166,039

Machinery-General Industrial - 1.4%
Chart Industries, Inc.†	17,672	1,559,907
Welbilt, Inc.†	172,995	2,911,506

		4,471,413

Machinery-Pumps - 3.0%
Gardner Denver Holdings, Inc.†	135,744	4,581,360
Graco, Inc.	95,000	4,868,750

		9,450,110

Medical Information Systems - 0.8%
Medidata Solutions, Inc.†	29,101	2,628,984

Medical Instruments - 3.0%
Bio-Techne Corp.	20,250	4,142,947
Integra LifeSciences Holdings Corp.†	50,675	2,644,728
LivaNova PLC†	37,240	2,565,464

		9,353,139

Medical Labs & Testing Services - 1.5%
Catalent, Inc.†	36,707	1,645,208
Syneos Health, Inc.†	66,411	3,116,668

		4,761,876

Medical Products - 1.2%
Penumbra, Inc.†	27,349	3,678,441

Medical-Biomedical/Gene - 2.3%
Amicus Therapeutics, Inc.†	124,120	1,655,761
Retrophin, Inc.†	128,842	2,458,305
Sage Therapeutics, Inc.†	18,661	3,139,340

		7,253,406

Medical-Drugs - 2.4%
Aerie Pharmaceuticals, Inc.†	51,011	1,946,070
Array BioPharma, Inc.†	64,203	1,451,630
Coherus Biosciences, Inc.†	128,256	2,041,835
Eagle Pharmaceuticals, Inc.†	40,113	2,062,209

		7,501,744

Medical-Outpatient/Home Medical - 1.2%
LHC Group, Inc.†	35,437	3,937,405

Medical-Wholesale Drug Distribution - 0.5%
Premier, Inc., Class A†	46,127	1,532,800

Non-Hazardous Waste Disposal - 1.3%
Casella Waste Systems, Inc., Class A†	110,968	4,141,326

Oil Companies-Exploration & Production - 1.6%
Callon Petroleum Co.†	361,793	2,717,065
Parsley Energy, Inc., Class A†	119,178	2,378,793

		5,095,858

Patient Monitoring Equipment - 1.5%
Insulet Corp.†	26,299	2,268,289
Masimo Corp.†	18,266	2,377,320

		4,645,609

Racetracks - 1.1%
Penn National Gaming, Inc.†	152,694	3,308,879

Real Estate Investment Trusts - 0.7%
Physicians Realty Trust	120,742	2,180,601

Recreational Centers - 1.7%
Planet Fitness, Inc., Class A†	70,565	5,341,771

Recreational Vehicles - 0.8%
Malibu Boats, Inc., Class A†	61,752	2,570,118

Retail-Misc./Diversified - 1.6%
Five Below, Inc.†	34,582	5,062,459

Retail-Restaurants - 2.7%
Dunkin’ Brands Group, Inc.	32,609	2,433,610
Papa John’s International, Inc.	35,645	1,823,598
Texas Roadhouse, Inc.	46,390	2,505,524
Wingstop, Inc.	23,413	1,762,296

		8,525,028

Schools - 4.7%
2U, Inc.†	41,153	2,489,757
Bright Horizons Family Solutions, Inc.†	31,389	4,022,500
Chegg, Inc.†	119,964	4,276,717
Grand Canyon Education, Inc.†	35,915	4,162,189

		14,951,163

Security Services - 1.6%
Brink’s Co.	64,299	5,139,419

Semiconductor Equipment - 1.3%
Entegris, Inc.	101,473	4,146,187

Telecom Services - 1.1%
GTT Communications, Inc.†	80,474	3,375,884

Television - 1.2%
World Wrestling Entertainment, Inc., Class A	43,855	3,677,242

Therapeutics - 2.6%
GW Pharmaceuticals PLC ADR†	16,204	2,743,499
Neurocrine Biosciences, Inc.†	32,398	2,340,432
Sarepta Therapeutics, Inc.†	25,816	3,018,923

		8,102,854

Veterinary Diagnostics - 1.5%
Elanco Animal Health, Inc.†	73,877	2,327,126
Neogen Corp.†	40,425	2,452,180

		4,779,306

Web Hosting/Design - 2.0%
GoDaddy, Inc., Class A†	56,738	4,624,147
Q2 Holdings, Inc.†	23,439	1,767,769

		6,391,916

TOTAL INVESTMENTS (cost $251,412,093)	98.0%	308,936,384
Other assets less liabilities	2.0	6,456,948

NET ASSETS	100.0%	$315,393,332

†	Non-income producing security

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$308,936,384	$—	$—	$308,936,384

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 63.7%
Aerospace/Defense - 1.4%
General Dynamics Corp.	122,696	$21,928,229

Agricultural Chemicals - 0.8%
Mosaic Co.	209,729	5,476,024
Nutrien, Ltd.	120,883	6,549,441

		12,025,465

Apparel Manufacturers - 0.8%
Capri Holdings, Ltd.†	277,472	12,230,966

Auto-Cars/Light Trucks - 1.7%
General Motors Co.	695,383	27,085,168

Banks-Commercial - 1.9%
Citizens Financial Group, Inc.	659,481	23,873,212
First Horizon National Corp.	419,823	6,335,129

		30,208,341

Banks-Fiduciary - 0.8%
State Street Corp.	178,399	12,070,476

Banks-Super Regional - 2.0%
PNC Financial Services Group, Inc.	87,638	12,000,271
Wells Fargo & Co.	396,645	19,201,585

		31,201,856

Building Products-Air & Heating - 1.2%
Johnson Controls International PLC	495,224	18,570,900

Cable/Satellite TV - 2.1%
Charter Communications, Inc., Class A†	58,414	21,682,693
Comcast Corp., Class A	259,566	11,298,908

		32,981,601

Chemicals-Diversified - 1.2%
Dow, Inc.†	131,197	7,442,806
DowDuPont, Inc.	282,604	10,866,124

		18,308,930

Computer Services - 0.9%
Cognizant Technology Solutions Corp., Class A	202,388	14,766,228

Computers - 0.9%
Apple, Inc.	67,818	13,609,038

Cruise Lines - 1.4%
Carnival Corp.	395,688	21,707,444

Diversified Banking Institutions - 11.4%
Bank of America Corp.(4)	1,513,456	46,281,485
Citigroup, Inc.	766,210	54,171,047
Goldman Sachs Group, Inc.	79,338	16,337,281
JPMorgan Chase & Co.	286,909	33,295,789
Morgan Stanley	588,476	28,393,967

		178,479,569

Diversified Manufacturing Operations - 0.9%
Ingersoll-Rand PLC	113,078	13,864,494

E-Commerce/Products - 0.9%
eBay, Inc.	357,364	13,847,855

Electric-Integrated - 0.7%
Duke Energy Corp.	60,167	5,482,417
FirstEnergy Corp.	142,263	5,979,314

		11,461,731

Electronic Components-Semiconductors - 1.3%
Intel Corp.	408,258	20,837,488

Enterprise Software/Service - 1.7%
Oracle Corp.	468,944	25,946,672

Food-Misc./Diversified - 1.6%
Mondelez International, Inc., Class A	496,237	25,233,651

Food-Wholesale/Distribution - 0.9%
US Foods Holding Corp.†	395,504	14,455,671

Insurance Brokers - 1.0%
Willis Towers Watson PLC	89,000	16,406,260

Insurance-Life/Health - 0.5%
AXA Equitable Holdings, Inc.	354,175	8,036,231

Insurance-Multi-line - 0.7%
Voya Financial, Inc.	212,822	11,681,800

Medical Instruments - 0.9%
Alcon, Inc.†	66,786	3,846,119
Medtronic PLC	110,631	9,825,139

		13,671,258

Medical Products - 0.9%
Zimmer Biomet Holdings, Inc.	118,809	14,632,516

Medical-Biomedical/Gene - 0.6%
Celgene Corp.†	92,495	8,755,577

Medical-Drugs - 5.5%
Bristol-Myers Squibb Co.	270,283	12,549,240
Johnson & Johnson	240,943	34,021,151
Merck & Co., Inc.	162,990	12,828,943
Novartis AG	194,549	15,887,357
Sanofi	131,173	11,400,616

		86,687,307

Medical-HMO - 0.6%
Anthem, Inc.	34,365	9,039,026

Medical-Wholesale Drug Distribution - 0.9%
McKesson Corp.	112,301	13,391,894

Networking Products - 1.5%
Cisco Systems, Inc.	416,394	23,297,244

Oil Companies-Exploration & Production - 3.7%
Anadarko Petroleum Corp.	17,269	1,258,047
Canadian Natural Resources, Ltd.	367,175	11,023,198
Devon Energy Corp.	645,794	20,755,819
Marathon Oil Corp.	851,168	14,503,903
Occidental Petroleum Corp.	183,480	10,803,302

		58,344,269

Oil Companies-Integrated - 3.3%
BP PLC	2,547,259	18,567,892
Chevron Corp.	88,520	10,627,711
Royal Dutch Shell PLC, Class A	678,327	21,671,196

		50,866,799

Oil-Field Services - 1.5%
Schlumberger, Ltd.	189,388	8,083,080
TechnipFMC PLC	598,245	14,710,844

		22,793,924

Pharmacy Services - 0.9%
CVS Health Corp.	267,825	14,564,323

Retail-Building Products - 0.7%
Kingfisher PLC	3,266,104	11,248,020

Semiconductor Components-Integrated Circuits - 0.8%
QUALCOMM, Inc.	153,304	13,204,074

Television - 0.6%
CBS Corp., Class B	170,777	8,755,737

Tobacco - 1.6%
Philip Morris International, Inc.	288,060	24,934,474

Transport-Rail - 1.0%
CSX Corp.	189,080	15,056,440

Total Common Stocks (cost $872,023,124)		996,188,946

CONVERTIBLE PREFERRED SECURITIES - 0.1%
Investment Management/Advisor Services - 0.1%
AMG Capital Trust II 5.15%	40,900	2,050,767

Pipelines - 0.0%
El Paso Energy Capital Trust I 4.75%	800	40,920

Total Convertible Preferred Securities (cost $2,502,039)		2,091,687

PREFERRED SECURITIES - 0.0%
Banks-Super Regional - 0.0%
Wells Fargo & Co. Series Q 5.85% (cost $30,000)	1,200	31,560

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.2%
Banks-Commercial - 0.2%
Cooperatieve Rabobank UA 11.00% due 06/30/2019*(1)	$2,845,000	2,879,425

Diversified Banking Institutions - 0.0%
JPMorgan Chase & Co. Series V 5.00% due 07/01/2019(1)	200,000	200,500

Total Preferred Securities/Capital Securities (cost $3,079,770)		3,079,925

U.S. CONVERTIBLE BONDS & NOTES - 5.9%
Applications Software - 0.3%
Nuance Communications, Inc. Senior Notes 1.00% due 12/15/2035	1,803,000	1,676,396
Nuance Communications, Inc. Senior Notes 1.25% due 04/01/2025	1,775,000	1,756,630
RealPage, Inc. Senior Notes 1.50% due 11/15/2022	626,000	1,021,564

		4,454,590

Broadcast Services/Program - 0.0%
Liberty Media Corp-Liberty Formula One Senior Notes 1.00% due 01/30/2023	440,000	526,224

Cable/Satellite TV - 0.3%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026	4,789,000	4,393,010

Commercial Services-Finance - 0.1%
Euronet Worldwide, Inc. Senior Notes 0.75% due 03/15/2049*	684,000	763,413

Computers-Memory Devices - 0.3%
SanDisk Corp. Company Guar. Notes 0.50% due 10/15/2020	2,198,000	1,909,622
Western Digital Corp. Company Guar. Notes 1.50% due 02/01/2024*	2,183,000	1,947,500

		3,857,122

Drug Delivery Systems - 0.4%
DexCom, Inc. Senior Notes 0.75% due 05/15/2022	2,280,000	3,102,296
DexCom, Inc. Senior Notes 0.75% due 12/01/2023*	3,329,000	3,466,324

		6,568,620

E-Commerce/Services - 0.1%
Liberty Expedia Holdings, Inc. Senior Notes 1.00% due 06/30/2047*	1,414,000	1,413,740

Electronic Components-Semiconductors - 0.6%
Cree, Inc. Senior Notes 0.88% due 09/01/2023*	3,673,000	4,650,318
Microchip Technology, Inc. Senior Sub. Notes 1.63% due 02/15/2027	1,720,000	2,231,461
ON Semiconductor Corp. Company Guar. Notes 1.00% due 12/01/2020	1,666,000	2,225,869
Silicon Laboratories, Inc. Senior Notes 1.38% due 03/01/2022	510,000	649,082

		9,756,730

Enterprise Software/Service - 0.2%
Workday, Inc. Senior Notes 0.25% due 10/01/2022	2,245,000	3,332,098

Finance-Investment Banker/Broker - 0.3%
GS Finance Corp. Senior Notes 0.25% due 07/08/2024(2)	5,346,000	5,069,345

Finance-Other Services - 0.8%
Convertible Trust - Consumer Series 2018-1 Senior Notes 0.25% due 01/17/2024(2)	6,174,000	6,477,143
Convertible Trust - Healthcare Series 2018-1 Senior Notes 0.25% due 02/05/2024(2)	6,038,000	5,932,335

		12,409,478

Internet Security - 0.2%
FireEye, Inc. Senior Notes Series A 1.00% due 06/01/2035	1,641,000	1,596,887
FireEye, Inc. Senior Notes Series B 1.63% due 06/01/2035	1,663,000	1,550,748

		3,147,635

Medical Instruments - 0.2%
NuVasive, Inc. Senior Notes 2.25% due 03/15/2021	1,978,000	2,269,811

Medical Products - 0.3%
Wright Medical Group, Inc. Company Guar. Notes 1.63% due 06/15/2023*	4,222,000	4,585,725

Medical-Biomedical/Gene - 0.2%
BioMarin Pharmaceutical, Inc. Senior Sub. Notes 1.50% due 10/15/2020	2,388,000	2,677,545
Medicines Co. Senior Notes 2.75% due 07/15/2023	929,000	849,662

		3,527,207

Medical-Drugs - 0.1%
Pacira Pharmaceuticals, Inc. Senior Notes 2.38% due 04/01/2022	648,000	646,785
Supernus Pharmaceuticals, Inc. Senior Notes 0.63% due 04/01/2023	771,000	777,344

		1,424,129

Oil & Gas Drilling - 0.0%
Nabors Industries, Inc. Company Guar. Notes 0.75% due 01/15/2024	868,000	625,283

Oil Companies-Exploration & Production - 0.0%
Chesapeake Energy Corp. Company Guar. Notes 5.50% due 09/15/2026	778,000	705,517

Oil-Field Services - 0.1%
Helix Energy Solutions Group, Inc. Senior Notes 4.25% due 05/01/2022	830,000	811,756
Oil States International, Inc. Senior Notes 1.50% due 02/15/2023	1,585,000	1,419,566

		2,231,322

Patient Monitoring Equipment - 0.0%
Insulet Corp. Senior Notes 1.38% due 11/15/2024*	461,000	525,282

Telecom Equipment-Fiber Optics - 0.4%
Finisar Corp. Senior Notes 0.50% due 12/15/2036	855,000	839,229
Viavi Solutions, Inc. Senior Notes 1.00% due 03/01/2024	1,625,000	1,895,289
Viavi Solutions, Inc. Senior Notes 1.75% due 06/01/2023*	2,411,000	2,787,371

		5,521,889

Telephone-Integrated - 0.2%
GCI Liberty, Inc. Senior Notes 1.75% due 09/30/2046*	2,371,000	2,667,894

Television - 0.5%
Liberty Media Corp. Senior Notes 1.38% due 10/15/2023	6,373,000	7,443,027
Liberty Media Corp. Senior Notes 2.25% due 09/30/2046	1,673,000	848,918

		8,291,945

Theaters - 0.2%
Live Nation Entertainment, Inc. Senior Notes 2.50% due 03/15/2023	2,209,000	2,596,813

Therapeutics - 0.1%
Neurocrine Biosciences, Inc. Senior Notes 2.25% due 05/15/2024	1,623,000	1,958,695

Total U.S. Convertible Bonds & Notes (cost $86,395,613)		92,623,517

U.S. CORPORATE BONDS & NOTES - 9.1%
Aerospace/Defense - 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	214,000	213,695
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	505,000	506,715

		720,410

Aerospace/Defense-Equipment - 0.0%
United Technologies Corp. Senior Notes 4.45% due 11/16/2038	344,000	358,783

Airlines - 0.1%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	45,115	45,354
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	974,731	967,461

United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class A 3.75% due 03/03/2028	48,087	48,620

		1,061,435

Applications Software - 0.0%
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	120,000	120,714

Auto-Cars/Light Trucks - 0.1%
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	419,000	401,635
Ford Motor Credit Co. LLC Senior Notes 3.81% due 01/09/2024	845,000	826,969
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	220,000	215,238
General Motors Co. Senior Notes 6.60% due 04/01/2036	320,000	350,351
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	304,000	321,721

		2,115,914

Banks-Commercial - 0.2%
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	800,000	790,209
Discover Bank Senior Notes 3.35% due 02/06/2023	1,500,000	1,508,535
SunTrust Bank Sub. Notes 3.30% due 05/15/2026	1,500,000	1,484,397

		3,783,141

Banks-Super Regional - 0.1%
PNC Financial Services Group, Inc. Senior Notes 3.45% due 04/23/2029	815,000	820,248
US Bancorp Sub. Notes Series W 3.10% due 04/27/2026	750,000	745,054
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	260,000	264,914
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	200,000	204,755
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	170,000	176,184

		2,211,155

Brewery - 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036*	570,000	579,146
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046*	641,000	650,437
Molson Coors Brewing Co. Company Guar. Notes 1.45% due 07/15/2019	342,000	341,130
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	282,000	252,876

		1,823,589

Building-Residential/Commercial - 0.0%
MDC Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2043	10,000	8,800

Cable/Satellite TV - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	845,000	876,615
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	2,000,000	1,996,186
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	1,350,000	1,342,522
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028	1,335,000	1,413,046
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	425,000	457,360

		6,085,729

Chemicals-Diversified - 0.0%
Eastman Chemical Co. Senior Notes 2.70% due 01/15/2020	544,000	543,591

Coatings/Paint - 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	512,000	507,861

Computer Services - 0.0%
DXC Technology Co. Senior Notes 4.45% due 09/18/2022	30,000	31,243

Computers - 0.2%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	126,000	124,706

Apple, Inc. Senior Notes 3.35% due 02/09/2027	1,425,000	1,451,136
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	711,000	758,565
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	189,000	232,617

		2,567,024

Containers-Paper/Plastic - 0.0%
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	77,000	81,305

Data Processing/Management - 0.1%
Fiserv, Inc. Senior Notes 3.80% due 10/01/2023	1,620,000	1,672,743

Diversified Banking Institutions - 0.8%
Bank of America Corp. Senior Notes 3.25% due 10/21/2027	2,000,000	1,961,511
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	790,000	792,165
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	1,500,000	1,576,870
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	20,000	22,408
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	30,000	38,762
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	1,300,000	1,338,620
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	750,000	745,228
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	1,400,000	1,386,873
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	1,400,000	1,358,137
JPMorgan Chase & Co. Senior Notes 4.26% due 02/22/2048	1,500,000	1,538,645
Morgan Stanley Senior Notes 2.38% due 07/23/2019	250,000	249,820
Morgan Stanley Senior Notes 3.88% due 01/27/2026	1,000,000	1,024,810
Morgan Stanley Senior Notes 4.00% due 07/23/2025	210,000	218,328

		12,252,177

E-Commerce/Products - 0.1%
Amazon.com, Inc. Senior Notes 2.60% due 12/05/2019	1,900,000	1,899,808
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	18,000	20,773

		1,920,581

Electric-Distribution - 0.1%
Oglethorpe Power Corp. 1st Mtg. Bonds 4.55% due 06/01/2044	200,000	198,498
Sempra Energy Senior Notes 3.80% due 02/01/2038	1,140,000	1,051,975

		1,250,473

Electric-Integrated - 0.3%
Georgia Power Co. Senior Notes 2.00% due 03/30/2020	2,304,000	2,286,947
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	1,715,000	1,736,394

		4,023,341

Electronic Components-Semiconductors - 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	1,295,000	1,285,699
Texas Instruments, Inc. Senior Notes 2.63% due 05/15/2024	840,000	835,370

		2,121,069

Electronic Parts Distribution - 0.1%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	1,250,000	1,271,588

Finance-Consumer Loans - 0.1%
Synchrony Financial Senior Notes 3.95% due 12/01/2027	2,075,000	1,986,794

Finance-Credit Card - 0.2%
American Express Co. Sub. Notes 3.63% due 12/05/2024	54,000	55,677
Capital One Financial Corp. Senior Notes 3.20% due 01/30/2023	2,750,000	2,758,242

Visa, Inc. Senior Notes 4.15% due 12/14/2035	162,000	173,502

		2,987,421

Finance-Leasing Companies - 0.1%
Air Lease Corp. Senior Notes 3.00% due 09/15/2023	929,000	912,655
Air Lease Corp. Senior Notes 4.25% due 09/15/2024	165,000	170,128

		1,082,783

Food-Confectionery - 0.2%
JM Smucker Co. Senior Notes 2.50% due 03/15/2020	3,679,000	3,669,668

Food-Misc./Diversified - 0.0%
General Mills, Inc. Senior Notes 2.20% due 10/21/2019	120,000	119,605

Gas-Distribution - 0.1%
NiSource, Inc. Senior Notes 4.38% due 05/15/2047	903,000	923,791

Insurance Brokers - 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	420,000	456,262
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	610,000	616,589

		1,072,851

Insurance-Life/Health - 0.4%
Athene Global Funding Sec. Notes 4.00% due 01/25/2022*	2,900,000	2,976,905
Jackson National Life Global Funding Senior Sec. Notes 2.10% due 10/25/2021*	1,500,000	1,474,604
Jackson National Life Global Funding Senior Sec. Notes 3.25% due 01/30/2024*	1,000,000	1,004,951
Nationwide Financial Services, Inc. Senior Notes 5.30% due 11/18/2044*	610,000	656,308
Prudential Financial, Inc. Senior Notes 3.94% due 12/07/2049	30,000	29,340
Reliance Standard Life Global Funding II Senior Sec. Notes 3.05% due 01/20/2021*	355,000	354,585

		6,496,693

Insurance-Multi-line - 0.3%
Allstate Corp. Senior Notes 3.28% due 12/15/2026	665,000	674,123
American Financial Group, Inc. Senior Notes 4.50% due 06/15/2047	2,050,000	1,949,210
Guardian Life Global Funding Sec. Notes 2.90% due 05/06/2024*	815,000	817,217
Metropolitan Life Global Funding I Sec. Notes 2.05% due 06/12/2020*	1,000,000	993,437

		4,433,987

Insurance-Mutual - 0.2%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	1,650,000	1,715,563
MassMutual Global Funding II Sec. Notes 2.00% due 04/15/2021*	1,635,000	1,615,447

		3,331,010

Insurance-Property/Casualty - 0.0%
Travelers Cos., Inc. Senior Notes 4.60% due 08/01/2043	10,000	11,053

Insurance-Reinsurance - 0.1%
Reinsurance Group of America, Inc. Senior Notes 4.70% due 09/15/2023	1,040,000	1,106,056

Investment Management/Advisor Services - 0.2%
Blackstone Holdings Finance Co. LLC Company Guar. Notes 5.00% due 06/15/2044*	2,915,000	3,118,247

Medical Instruments - 0.0%
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	172,000	174,497
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	58,000	62,452

		236,949

Medical Labs & Testing Services - 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	100,000	100,523
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	43,000	41,862

		142,385

Medical Products - 0.0%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	44,000	43,902

Becton Dickinson and Co. Senior Notes 4.88% due 05/15/2044	230,000	230,868

		274,770

Medical-Biomedical/Gene - 0.1%
Celgene Corp. Senior Notes 4.00% due 08/15/2023	10,000	10,367
Celgene Corp. Senior Notes 4.63% due 05/15/2044	110,000	111,014
Gilead Sciences, Inc. Senior Notes 2.55% due 09/01/2020	1,900,000	1,896,901
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	171,000	177,503

		2,195,785

Medical-Drugs - 0.3%
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	171,000	167,270
Bayer US Finance II LLC Company Guar. Notes 2.13% due 07/15/2019*	30,000	29,924
Bayer US Finance II LLC Company Guar. Notes 4.38% due 12/15/2028*	1,529,000	1,534,170
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	2,200,000	2,192,820
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	200,000	198,771
Zoetis, Inc. Senior Notes 4.70% due 02/01/2043	5,000	5,313

		4,128,268

Non-Hazardous Waste Disposal - 0.0%
Waste Management, Inc. Company Guar. Notes 3.90% due 03/01/2035	84,000	83,178

Oil Companies-Exploration & Production - 0.1%
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	333,000	449,131
ConocoPhillips Co. Company Guar. Notes 4.15% due 11/15/2034	37,000	37,302
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	20,000	21,016
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	1,300,000	1,299,364

		1,806,813

Pharmacy Services - 0.3%
Cigna Corp. Company Guar. Notes 4.80% due 08/15/2038*	344,000	346,886
CVS Health Corp. Senior Notes 3.38% due 08/12/2024	40,000	39,830
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	1,352,000	1,376,907
CVS Pass-Through Trust Pass-Through Certs. 6.04% due 12/10/2028	382,280	415,658
Express Scripts Holding Co. Company Guar. Notes 2.25% due 06/15/2019	2,883,000	2,880,727

		5,060,008

Pipelines - 0.7%
Enable Midstream Partners LP Senior Notes 2.40% due 05/15/2019	200,000	199,964
Energy Transfer Partners LP Company Guar. Notes 4.20% due 09/15/2023	2,062,000	2,122,901
Energy Transfer Partners LP Company Guar. Notes 4.90% due 03/15/2035	67,000	64,231
Energy Transfer Partners LP Company Guar. Notes 7.50% due 10/15/2020	2,910,000	3,094,990
Enterprise Products Operating LLC Company Guar. Notes 2.55% due 10/15/2019	55,000	54,920
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	1,337,000	1,310,778
Kinder Morgan, Inc. Company Guar. Notes 5.30% due 12/01/2034	28,000	30,539
MPLX LP Senior Notes 4.50% due 07/15/2023	2,250,000	2,359,204
MPLX LP Senior Notes 4.50% due 04/15/2038	1,336,000	1,281,325
Spectra Energy Partners LP Company Guar. Notes 4.50% due 03/15/2045	101,000	102,488
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	65,000	64,277

Sunoco Logistics Partners Operations LP Company Guar. Notes 5.50% due 02/15/2020	40,000	40,753
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	65,000	67,482

		10,793,852

Private Equity - 0.4%
Apollo Management Holdings LP Company Guar. Notes 4.00% due 05/30/2024*	3,000,000	3,027,080
Carlyle Holdings Finance LLC Company Guar. Notes 3.88% due 02/01/2023*	335,000	340,158
KKR Group Finance Co III LLC Company Guar. Notes 5.13% due 06/01/2044*	2,480,000	2,572,886

		5,940,124

Real Estate Investment Trusts - 1.3%
Brixmor Operating Partnership LP Senior Notes 3.65% due 06/15/2024	2,000,000	1,992,889
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	1,855,000	1,850,931
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	1,160,000	1,156,230
EPR Properties Company Guar. Notes 4.75% due 12/15/2026	2,095,000	2,158,795
Government Properties Income Trust Senior Notes 4.00% due 07/15/2022	2,500,000	2,503,262
HCP, Inc. Senior Notes 2.63% due 02/01/2020	3,395,000	3,387,439
HCP, Inc. Senior Notes 3.88% due 08/15/2024	1,320,000	1,354,489
HCP, Inc. Senior Notes 4.20% due 03/01/2024	100,000	103,736
Highwoods Realty LP Senior Notes 3.20% due 06/15/2021	200,000	199,621
Hospitality Properties Trust Senior Notes 4.50% due 06/15/2023	375,000	381,550
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	1,550,000	1,611,250
Regency Centers LP Company Guar. Notes 4.65% due 03/15/2049	500,000	520,301
Sovran Acquisition LP Company Guar. Notes 3.50% due 07/01/2026	497,000	479,656
Ventas Realty LP Company Guar. Notes 5.70% due 09/30/2043	2,182,000	2,492,618

		20,192,767

Rental Auto/Equipment - 0.0%
ERAC USA Finance LLC Company Guar. Notes 2.35% due 10/15/2019*	95,000	94,819

Retail-Auto Parts - 0.1%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	1,480,000	1,552,315
O’Reilly Automotive, Inc. Senior Notes 4.88% due 01/14/2021	20,000	20,627

		1,572,942

Retail-Building Products - 0.1%
Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	734,000	727,826
Lowe’s Cos., Inc. Senior Notes 4.55% due 04/05/2049	682,000	692,956

		1,420,782

Retail-Discount - 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	40,000	40,222

Retail-Drug Store - 0.0%
Walgreens Boots Alliance, Inc. Senior Notes 3.30% due 11/18/2021	94,000	94,790
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	69,000	67,050

		161,840

Retail-Mail Order - 0.0%
QVC, Inc. Senior Sec. Notes 5.45% due 08/15/2034	100,000	95,953

Savings & Loans/Thrifts - 0.0%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	45,000	46,545

Semiconductor Equipment - 0.2%
Applied Materials, Inc. Senior Notes 2.63% due 10/01/2020	2,505,000	2,506,124

Telephone-Integrated - 0.2%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	115,000	115,386

AT&T, Inc. Senior Notes 3.40% due 05/15/2025	64,000	64,289
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	527,000	539,769
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	102,000	102,413
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	1,500,000	1,505,146
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	220,000	228,863
AT&T, Inc. Senior Notes 5.15% due 11/15/2046	25,000	26,210
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	204,000	202,054
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	45,000	47,660
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	39,000	42,355

		2,874,145

Tobacco - 0.1%
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	1,378,000	1,473,849
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	15,000	15,388
Philip Morris International, Inc. Senior Notes 4.88% due 11/15/2043	35,000	37,308

		1,526,545

Transport-Equipment & Leasing - 0.3%
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	1,400,000	1,389,149
Aviation Capital Group Corp. Senior Notes 4.88% due 10/01/2025*	2,280,000	2,399,547

		3,788,696

Transport-Rail - 0.0%
Union Pacific Corp. Senior Notes 4.15% due 01/15/2045	50,000	49,381
Union Pacific Corp. Senior Notes 4.85% due 06/15/2044	30,000	31,973

		81,354

Transport-Services - 0.0%
FedEx Corp. Company Guar. Notes 4.90% due 01/15/2034	25,000	27,259
FedEx Corp. Company Guar. Notes 5.10% due 01/15/2044	45,000	47,293
United Parcel Service, Inc. Senior Notes 3.40% due 11/15/2046	196,000	175,814

		250,366

Vitamins & Nutrition Products - 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	29,000	30,583

Total U.S. Corporate Bonds & Notes (cost $141,379,858)		142,218,440

FOREIGN CORPORATE BONDS & NOTES - 2.0%
Airlines - 0.1%
Virgin Australia Trust Pass-Through Certs. Series 2013-1A 5.00% due 04/23/2025*	777,912	795,026

Banks-Commercial - 0.8%
ANZ New Zealand International, Ltd. Company Guar. Notes 2.88% due 01/25/2022*	650,000	647,600
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.30% due 06/01/2021	891,000	883,252
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.70% due 11/16/2020	3,375,000	3,374,873
Bank of Montreal Senior Notes 2.10% due 12/12/2019	2,775,000	2,766,788
Commonwealth Bank of Australia Senior Notes 2.25% due 03/10/2020*	2,000,000	1,992,776
Mizuho Bank, Ltd. Company Guar. Notes 2.65% due 09/25/2019*	755,000	754,890
National Australia Bank, Ltd. Senior Notes 1.88% due 07/12/2021	1,450,000	1,423,575
Standard Chartered PLC Senior Notes 3.05% due 01/15/2021*	385,000	384,998
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.65% due 07/23/2020	250,000	249,742

		12,478,494

Brewery - 0.1%
Heineken NV Senior Notes 3.50% due 01/29/2028*	1,333,000	1,340,090

Cellular Telecom - 0.1%
Rogers Communications, Inc. Company Guar. Notes 4.30% due 02/15/2048	2,190,000	2,186,051
Rogers Communications, Inc. Company Guar. Notes 4.50% due 03/15/2043	30,000	30,869

		2,216,920

Chemicals-Plastics - 0.0%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/2027*	55,000	67,354

Diversified Banking Institutions - 0.2%
Lloyds Banking Group PLC Senior Notes 3.75% due 01/11/2027	2,200,000	2,182,020
Societe Generale SA Senior Notes 2.63% due 09/16/2020*	310,000	309,375
Societe Generale SA Sub. Notes 5.00% due 01/17/2024*	100,000	104,558
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 04/15/2026*	1,000,000	1,035,354

		3,631,307

Finance-Leasing Companies - 0.2%
Aircastle, Ltd. Senior Notes 4.40% due 09/25/2023	3,235,000	3,286,718

Medical-Generic Drugs - 0.0%
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044	200,000	196,644
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	382,000	381,973

		578,617

Oil Companies-Integrated - 0.0%
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	52,000	53,124

Private Equity - 0.0%
Brookfield Asset Management, Inc. Senior Notes 4.00% due 01/15/2025	125,000	126,305

Retail-Convenience Store - 0.0%
Alimentation Couche-Tard, Inc. Company Guar. Notes 4.50% due 07/26/2047*	256,000	245,935

Semiconductor Components-Integrated Circuits - 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*	805,000	876,114

Telephone-Integrated - 0.3%
Orange SA Senior Notes 1.63% due 11/03/2019	1,530,000	1,521,220
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	355,000	349,975
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	2,000,000	2,063,667
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	200,000	247,972

		4,182,834

Transport-Equipment & Leasing - 0.1%
SMBC Aviation Capital Finance DAC Company Guar. Notes 2.65% due 07/15/2021*	750,000	739,013

Total Foreign Corporate Bonds & Notes (cost $30,472,522)		30,617,851

FOREIGN CONVERTIBLE BONDS & NOTES - 0.9%
Banks-Commercial - 0.4%
Credit Suisse AG Senior Notes 0.50% due 06/24/2024*	7,110,000	6,659,937

E-Commerce/Services - 0.1%
Ctrip.com International, Ltd. Senior Notes 1.25% due 09/15/2022	2,490,000	2,538,548

Medical Products - 0.1%
Wright Medical Group NV Senior Notes 2.25% due 11/15/2021	845,000	1,241,785

Medical-Drugs - 0.2%
Jazz Investments I, Ltd. Company Guar. Notes 1.88% due 08/15/2021	3,172,000	3,146,227

Oil & Gas Drilling - 0.1%
Ensco Jersey Finance, Ltd. Company Guar. Notes 3.00% due 01/31/2024	1,592,000	1,345,240

Total Foreign Convertible Bonds & Notes (cost $15,523,549)		14,931,737

U.S. GOVERNMENT TREASURIES - 11.3%
United States Treasury Bonds - 0.9%
3.38% due 11/15/2048	11,186,100	12,160,951
4.50% due 02/15/2036	9,650,000	12,034,606

		24,195,557

United States Treasury Notes - 9.7%
2.25% due 04/30/2021	73,355,000	73,320,615
2.25% due 04/15/2022	11,365,000	11,366,775
2.25% due 04/30/2024	46,524,400	46,453,523
2.38% due 04/30/2026	18,885,000	18,863,607
2.63% due 02/15/2029	1,839,600	1,858,355

		151,862,875

Total U.S. Government Treasuries (cost $175,924,412)		176,058,432

OPTIONS - PURCHASED - 0.4%
Exchange-Traded Put Options-Purchased(3) (cost $13,863,110)	5,820	6,523,588

TOTAL INVESTMENTS (cost $1,341,193,997)	93.6%	1,464,365,683
Other assets less liabilities	6.4	99,591,687

NET ASSETS	100.0%	$1,563,957,370

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2019, the aggregate value of these securities was $72,927,946 representing 4.7% of net assets.

(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Exchangeable for basket of securities
(3)	Options — Purchased

Exchanged - Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*.	Premiums Paid	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
S&P 500 Index	June 2019	$2,100	2,911	$857,531,113	$6,590,497	$225,603	$(6,364,894)
S&P 500 Index	October 2019	2,475	2,909	$856,941,947	7,272,613	6,297,985	(974,628)

					$13,863,110	$6,523,588	$(7,339,522)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
654	Long	S&P 500 E-Mini Index	June 2019	$94,430,438	$96,415,950	$1,985,512

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of New York	CAD	5,017,305	USD	3,740,433	05/03/2019	$—	$(4,862)
	CAD	5,577,850	USD	4,144,379	06/07/2019	—	(22,987)
	CHF	6,645,363	USD	6,717,204	05/03/2019	195,428	—
	CHF	7,472,833	USD	7,347,321	06/07/2019	—	(11,640)
	EUR	3,817,835	USD	4,332,861	05/03/2019	50,775	—
	EUR	3,642,693	USD	4,074,134	06/07/2019	—	(23,907)
	GBP	13,973,226	USD	18,518,591	05/03/2019	296,522	—
	GBP	14,765,489	USD	19,094,996	06/07/2019	—	(196,073)
	USD	4,140,957	CAD	5,577,850	05/03/2019	22,772	—
	USD	7,322,735	CHF	7,472,833	05/03/2019	11,121	—
	USD	4,066,154	EUR	3,646,448	05/03/2019	23,704	—
	USD	19,072,944	GBP	14,775,584	05/03/2019	195,456	—

						795,778	(259,469)

State Street Bank and Trust Co.	CAD	6,903,985	USD	5,152,611	05/03/2019	—	(1,045)
	CAD	5,577,844	USD	4,143,664	06/07/2019	—	(23,698)
	CHF	7,579,032	USD	7,647,600	05/03/2019	209,520	—
	CHF	7,534,759	USD	7,406,373	06/07/2019	—	(13,569)
	EUR	3,894,113	USD	4,416,975	05/03/2019	49,336	—
	EUR	3,980,754	USD	4,453,632	06/07/2019	—	(24,728)
	GBP	16,415,620	USD	21,708,531	05/03/2019	301,409	—
	GBP	14,765,519	USD	19,098,755	06/07/2019	—	(192,352)
	USD	306,176	CAD	410,353	05/03/2019	143	—
	USD	184,743	CHF	184,309	05/03/2019	—	(3,862)
	USD	468,021	EUR	415,122	05/03/2019	—	(2,420)

						560,408	(261,674)

Net Unrealized Appreciation/(Depreciation)						$1,356,186	$(521,143)

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro Currency

GBP - Pound Sterling

USD - United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$996,188,946	$—	$—	$996,188,946
Convertible Preferred Securities	2,091,687	—	—	2,091,687
Preferred Securities	31,560	—	—	31,560
Preferred Securities/Capital Securities	—	3,079,925	—	3,079,925
U.S. Convertible Bonds & Notes	—	92,623,517	—	92,623,517
U.S. Corporate Bonds & Notes	—	142,218,440	—	142,218,440
Foreign Corporate Bonds & Notes	—	30,617,851	—	30,617,851
Foreign Convertible Bonds & Notes	—	14,931,737	—	14,931,737
U.S. Government Treasuries	—	176,058,432	—	176,058,432
Options-Purchased	6,523,588	—	—	6,523,588

Total Investments at Value	$1,004,835,781	$459,529,902	$—	$1,464,365,683

Other Financial Instruments:+
Futures Contracts	$1,985,512	$—	$—	$1,985,512
Forward Foreign Currency Contracts	—	1,356,186	—	1,356,186

Total Other Financial Instruments	$1,985,512	$1,356,186	$—	$3,341,698

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$521,143	$—	$521,143

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Janus Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 97.5%
Aerospace/Defense - 2.8%
Boeing Co.	29,934	$11,305,772

Aerospace/Defense-Equipment - 2.5%
Harris Corp.	58,777	9,903,925

Applications Software - 13.5%
Intuit, Inc.	24,358	6,115,319
Microsoft Corp.	229,298	29,946,319
salesforce.com, Inc.†	107,113	17,711,135

		53,772,773

Athletic Footwear - 1.8%
NIKE, Inc., Class B	80,792	7,095,961

Building Products-Cement - 1.5%
Vulcan Materials Co.	46,143	5,819,094

Coatings/Paint - 2.3%
Sherwin-Williams Co.	20,486	9,317,647

Commercial Services - 1.2%
CoStar Group, Inc.†	9,881	4,903,446

Commercial Services-Finance - 3.0%
PayPal Holdings, Inc.†	106,595	12,020,718

Computers - 1.5%
Apple, Inc.	30,066	6,033,344

Diversified Banking Institutions - 2.2%
Bank of America Corp.	286,729	8,768,173

E-Commerce/Products - 4.3%
Amazon.com, Inc.†	8,899	17,144,101

Electronic Components-Semiconductors - 4.6%
NVIDIA Corp.	32,011	5,793,991
Texas Instruments, Inc.	107,262	12,638,681

		18,432,672

Electronic Forms - 2.0%
Adobe, Inc.†	27,889	8,066,893

Finance-Credit Card - 7.4%
Mastercard, Inc., Class A	101,105	25,704,935
Pagseguro Digital, Ltd., Class A†	150,364	3,918,486

		29,623,421

Finance-Investment Banker/Broker - 2.3%
Charles Schwab Corp.	178,105	8,153,647
Tradeweb Markets, Inc.†	27,291	1,098,463

		9,252,110

Finance-Other Services - 3.2%
Intercontinental Exchange, Inc.	154,689	12,583,950

Industrial Automated/Robotic - 0.7%
Cognex Corp.	52,878	2,666,638

Industrial Gases - 1.8%
Air Products & Chemicals, Inc.	35,406	7,286,201

Internet Content-Entertainment - 4.3%
Facebook, Inc., Class A†	37,716	7,294,274
Netflix, Inc.†	27,011	10,008,656

		17,302,930

Medical Instruments - 5.9%
Boston Scientific Corp.†	267,290	9,921,805
Edwards Lifesciences Corp.†	27,020	4,757,411
Intuitive Surgical, Inc.†	17,522	8,947,259

		23,626,475

Medical Products - 1.7%
Abbott Laboratories	62,262	4,953,565
ABIOMED, Inc.†	6,757	1,874,459

		6,828,024

Medical-Drugs - 5.8%
Allergan PLC	64,582	9,493,554
Merck & Co., Inc.	96,039	7,559,230
Zoetis, Inc.	57,598	5,865,780

		22,918,564

Medical-HMO - 1.3%
Humana, Inc.	19,546	4,992,244

Multimedia - 4.1%
Walt Disney Co.	120,534	16,509,542

Real Estate Investment Trusts - 2.7%
American Tower Corp.	55,772	10,892,272

Retail-Building Products - 2.5%
Home Depot, Inc.	49,701	10,124,094

Semiconductor Equipment - 2.1%
ASML Holding NV	40,028	8,358,647

Theaters - 1.0%
Live Nation Entertainment, Inc.†	61,941	4,047,225

Transport-Rail - 1.1%
Union Pacific Corp.	24,291	4,300,479

Web Portals/ISP - 6.4%
Alphabet, Inc., Class C†	21,618	25,692,561

Total Long-Term Investment Securities (cost $279,009,486)		389,589,896

SHORT-TERM INVESTMENT SECURITIES - 2.2%
Commercial Paper - 2.2%
Credit Agricole North America, Inc. 2.42% due 05/01/2019 (cost $8,700,000)	$8,700,000	8,699,415

TOTAL INVESTMENTS (cost $287,709,486)	99.7%	398,289,311
Other assets less liabilities	0.3	1,152,022

NET ASSETS	100.0%	$399,441,333

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$389,589,896	$—	$—	$389,589,896
Short-Term Investment Securities	—	8,699,415	—	8,699,415

Total Investments at Value	$389,589,896	$8,699,415	$—	$398,289,311

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 47.5%
Advertising Agencies - 0.0%
Omnicom Group, Inc.	720	$57,622
Aerospace/Defense - 1.3%
Boeing Co.	3,029	1,144,023
General Dynamics Corp.	5,195	928,450
Northrop Grumman Corp.	4,076	1,181,673
TransDigm Group, Inc.†	690	332,939
		3,587,085
Aerospace/Defense-Equipment - 0.2%
Airbus SE	3,023	413,246
Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	6,750	302,265
Airlines - 0.3%
Japan Airlines Co., Ltd.	4,700	157,549
Ryanair Holdings PLC ADR†	3,437	266,849
Spirit Airlines, Inc.†	630	34,259
United Continental Holdings, Inc.†	4,380	389,207
		847,864
Apparel Manufacturers - 0.3%
Burberry Group PLC	10,271	270,145
Hanesbrands, Inc.	5,710	103,180
PVH Corp.	3,071	396,128
		769,453
Applications Software - 1.9%
Microsoft Corp.	30,224	3,947,254
salesforce.com, Inc.†	6,808	1,125,703
		5,072,957
Athletic Footwear - 0.1%
adidas AG	852	218,929
Audio/Video Products - 0.1%
Panasonic Corp.	22,700	208,996
Sony Corp.	3,400	172,229
		381,225
Auto-Cars/Light Trucks - 0.8%
Daimler AG	7,145	467,527
General Motors Co.	9,460	368,467
Honda Motor Co., Ltd.	14,200	395,637
Renault SA	5,121	349,333
Toyota Motor Corp.	10,800	671,273
		2,252,237
Auto/Truck Parts & Equipment-Original - 0.2%
Allison Transmission Holdings, Inc.	6,730	315,368
NGK Spark Plug Co., Ltd.	9,700	186,823
Sumitomo Electric Industries, Ltd.	9,600	126,595
		628,786
Banks-Commercial - 1.4%
Australia & New Zealand Banking Group, Ltd.	23,935	458,945
Bankia SA	66,599	184,129
Commonwealth Bank of Australia	1,474	77,433
DBS Group Holdings, Ltd.	21,500	446,566
Erste Group Bank AG	7,536	301,750
ING Groep NV	25,634	326,498
M&T Bank Corp.	380	64,627
National Australia Bank, Ltd.	2,201	39,333
Popular, Inc.	3,049	175,958
Regions Financial Corp.	16,230	252,052
Standard Chartered PLC	40,818	372,587
SVB Financial Group†	2,022	508,978
Svenska Handelsbanken AB, Class A	30,446	332,282
United Overseas Bank, Ltd.	2,000	40,923
Westpac Banking Corp.	3,854	74,741
		3,656,802
Banks-Super Regional - 0.6%
Huntington Bancshares, Inc.	47,731	664,415
KeyCorp	29,798	522,955
SunTrust Banks, Inc.	8,358	547,282
		1,734,652
Batteries/Battery Systems - 0.1%
Energizer Holdings, Inc.	3,970	190,123
Beverages-Non-alcoholic - 0.8%
Coca-Cola Co.	31,195	1,530,427
PepsiCo, Inc.	4,670	597,993
		2,128,420
Beverages-Wine/Spirits - 0.5%
Constellation Brands, Inc., Class A	4,020	850,913
Diageo PLC	1,429	60,254
Pernod Ricard SA	2,641	460,170
		1,371,337
Brewery - 0.4%
Anheuser-Busch InBev SA	6,197	550,901
Asahi Group Holdings, Ltd.	2,700	116,674
Heineken NV	1,611	173,896
Molson Coors Brewing Co., Class B	5,210	334,430
		1,175,901
Broadcast Services/Program - 0.1%
Discovery, Inc., Class A†	1,357	41,931
Discovery, Inc., Class C†	10,538	303,073
		345,004
Building & Construction Products-Misc. - 0.1%
Armstrong World Industries, Inc.	1,830	158,606
Building Products-Air & Heating - 0.2%
Daikin Industries, Ltd.	3,700	470,550
Building Products-Cement - 0.2%
CRH PLC	2,293	76,975
LafargeHolcim, Ltd.	7,346	377,627
		454,602
Building-Heavy Construction - 0.0%
Vinci SA	953	96,221
Building-Residential/Commercial - 0.4%
Barratt Developments PLC	29,110	228,440
Lennar Corp., Class A	8,907	463,431
PulteGroup, Inc.	6,000	188,760
Taylor Wimpey PLC	79,451	187,938
		1,068,569
Cable/Satellite TV - 0.9%
Charter Communications, Inc., Class A†	2,856	1,060,119
Comcast Corp., Class A	25,920	1,128,297
DISH Network Corp., Class A†	3,639	127,802
		2,316,218

Cellular Telecom - 0.2%
T-Mobile US, Inc.†	3,000	218,970
Vodafone Group PLC	220,258	407,847
		626,817
Chemicals-Diversified - 0.4%
BASF SE	1,181	96,021
Eastman Chemical Co.	8,955	706,370
Huntsman Corp.	9,073	201,784
		1,004,175
Chemicals-Specialty - 0.3%
Brenntag AG	5,269	284,021
Daicel Corp.	23,200	259,504
Toray Industries, Inc.	28,100	190,504
		734,029
Coal - 0.1%
Peabody Energy Corp.	8,630	248,285
Coatings/Paint - 0.1%
Akzo Nobel NV	3,425	290,800
Commercial Services - 0.1%
LiveRamp Holdings, Inc.†	5,550	323,731
Commercial Services-Finance - 0.1%
Euronet Worldwide, Inc.†	2,140	320,765
Computer Data Security - 0.1%
Fortinet, Inc.†	1,800	168,156
Computer Services - 0.4%
Accenture PLC, Class A	2,987	545,635
Capgemini SE	2,095	254,008
Nomura Research Institute, Ltd.	3,100	151,655
		951,298
Computers - 0.9%
Apple, Inc.	10,049	2,016,533
HP, Inc.	21,690	432,715
		2,449,248
Computers-Integrated Systems - 0.1%
Otsuka Corp.	5,800	226,686
Containers-Metal/Glass - 0.1%
Crown Holdings, Inc.†	6,666	387,495
Cosmetics & Toiletries - 0.3%
Kao Corp.	5,100	393,192
Unilever NV CVA	8,640	522,906
		916,098
Cruise Lines - 0.3%
Royal Caribbean Cruises, Ltd.	6,383	771,960
Distribution/Wholesale - 0.1%
Ferguson PLC	4,903	347,807
Diversified Banking Institutions - 2.0%
Banco Santander SA	42,750	216,319
Bank of America Corp.	38,066	1,164,058
BNP Paribas SA	8,999	478,926
Citigroup, Inc.	11,710	827,897
Credit Suisse Group AG	30,347	405,044
Deutsche Bank AG	5,911	48,855
HSBC Holdings PLC	46,791	407,034
Lloyds Banking Group PLC	219,656	179,220
Macquarie Group, Ltd.	374	35,514
Mitsubishi UFJ Financial Group, Inc.	74,400	372,804
Morgan Stanley	16,873	814,122
Sumitomo Mitsui Financial Group, Inc.	9,700	351,580
UniCredit SpA	2,299	31,794
		5,333,167
Diversified Manufacturing Operations - 0.5%
Eaton Corp. PLC	11,052	915,326
Siemens AG	1,007	120,558
Wartsila Oyj Abp	19,530	311,487
		1,347,371
Diversified Minerals - 0.2%
BHP Group, Ltd.	18,173	479,134
Diversified Operations - 0.1%
CK Hutchison Holdings, Ltd.	21,500	225,831
Drug Delivery Systems - 0.1%
DexCom, Inc.†	1,830	221,558
E-Commerce/Products - 1.1%
Amazon.com, Inc.†	1,314	2,531,447
eBay, Inc.	4,100	158,875
Etsy, Inc.†	2,220	149,939
		2,840,261
E-Commerce/Services - 0.0%
Lyft, Inc., Class A†	500	29,900
Electric Products-Misc. - 0.1%
Mabuchi Motor Co., Ltd.	7,600	279,185
Electric-Generation - 0.0%
Electric Power Development Co., Ltd.	2,600	60,385
Electric-Integrated - 1.5%
AES Corp.	16,460	281,795
American Electric Power Co., Inc.	5,634	481,989
Enel SpA	85,944	543,570
Exelon Corp.	9,700	494,215
Iberdrola SA	72,456	658,098
NextEra Energy, Inc.	3,340	649,430
RWE AG	9,070	231,637
Xcel Energy, Inc.	12,558	709,527
		4,050,261
Electronic Components-Misc. - 0.1%
Garmin, Ltd.	3,190	273,511
Electronic Components-Semiconductors - 0.7%
Advanced Micro Devices, Inc.†	16,044	443,296
Infineon Technologies AG	11,822	278,782
NVIDIA Corp.	1,941	351,321
Texas Instruments, Inc.	8,020	944,997
		2,018,396
Electronic Parts Distribution - 0.1%
Tech Data Corp.†	2,870	305,971
Electronics-Military - 0.1%
Thales SA	1,926	229,954
Enterprise Software/Service - 0.7%
Oracle Corp.	17,570	972,148
SAP SE	6,301	809,760
		1,781,908

Entertainment Software - 0.0%
Electronic Arts, Inc.†	1,370	129,671
Finance-Auto Loans - 0.1%
Credit Acceptance Corp.†	686	340,407
Finance-Credit Card - 1.4%
American Express Co.	7,210	845,229
Capital One Financial Corp.	2,510	233,003
Discover Financial Services	620	50,524
Mastercard, Inc., Class A	4,800	1,220,352
Visa, Inc., Class A	8,096	1,331,225
		3,680,333
Finance-Other Services - 0.3%
Deutsche Boerse AG	1,997	266,316
Hong Kong Exchanges & Clearing, Ltd.	12,300	426,474
		692,790
Food-Catering - 0.1%
Sodexo SA	1,872	214,688
Food-Misc./Diversified - 0.8%
Chr. Hansen Holding A/S	1,610	164,234
General Mills, Inc.	7,272	374,290
Nestle SA	12,343	1,187,724
Post Holdings, Inc.†	2,820	318,039
		2,044,287
Food-Retail - 0.1%
Seven & i Holdings Co., Ltd.	9,600	333,076
Gas-Distribution - 0.0%
Tokyo Gas Co., Ltd.	3,300	83,893
Hotels/Motels - 0.2%
InterContinental Hotels Group PLC	7,079	458,597
Whitbread PLC	1,842	107,128
		565,725
Human Resources - 0.1%
ManpowerGroup, Inc.	1,990	191,120
Persol Holdings Co., Ltd.	7,700	143,183
		334,303
Import/Export - 0.1%
Mitsubishi Corp.	10,300	283,486
Independent Power Producers - 0.2%
NRG Energy, Inc.	7,730	318,244
Vistra Energy Corp.	10,270	279,858
		598,102
Industrial Automated/Robotic - 0.0%
Keyence Corp.	200	124,644
Industrial Gases - 0.2%
Air Liquide SA	4,467	593,958
Insurance Brokers - 0.1%
Arthur J. Gallagher & Co.	4,124	344,849
Insurance-Life/Health - 0.7%
AIA Group, Ltd.	58,400	595,182
Aviva PLC	42,776	239,575
Lincoln National Corp.	4,660	310,915
Prudential PLC	24,223	548,031
T&D Holdings, Inc.	21,700	232,081
		1,925,784
Insurance-Multi-line - 0.4%
Allianz SE	335	80,708
Allstate Corp.	3,110	308,076
Assicurazioni Generali SpA	12,556	243,633
AXA SA	8,336	222,008
Hartford Financial Services Group, Inc.	1,531	80,087
Zurich Insurance Group AG	308	98,208
		1,032,720
Insurance-Property/Casualty - 0.4%
Progressive Corp.	1,970	153,956
Tokio Marine Holdings, Inc.	6,000	302,676
Travelers Cos., Inc.	4,660	669,875
		1,126,507
Insurance-Reinsurance - 0.1%
Swiss Re AG	3,343	321,718
Internet Content-Entertainment - 0.6%
Facebook, Inc., Class A†	3,124	604,182
Netflix, Inc.†	2,493	923,756
		1,527,938
Internet Security - 0.1%
Palo Alto Networks, Inc.†	760	189,111
Investment Management/Advisor Services - 0.3%
Ameriprise Financial, Inc.	4,863	713,743
Machine Tools & Related Products - 0.1%
DMG Mori Seiki Co., Ltd.	16,800	241,510
Machinery-Construction & Mining - 0.2%
Caterpillar, Inc.	3,950	550,709
Machinery-Electrical - 0.0%
Hitachi, Ltd.	3,800	126,562
Machinery-Farming - 0.1%
Deere & Co.	870	144,098
Machinery-Pumps - 0.1%
Dover Corp.	1,620	158,825
Medical Instruments - 0.6%
Alcon, Inc.†	1,592	91,681
Boston Scientific Corp.†	23,941	888,690
Intuitive Surgical, Inc.†	1,117	570,374
Olympus Corp.	5,600	62,870
		1,613,615
Medical Labs & Testing Services - 0.1%
IQVIA Holdings, Inc.†	1,760	244,464
Medical Products - 0.0%
Koninklijke Philips NV	2,995	127,532
Medical-Biomedical/Gene - 1.0%
Alexion Pharmaceuticals, Inc.†	1,410	191,943
Amgen, Inc.	5,397	967,790
Biogen, Inc.†	980	224,655
Celgene Corp.†	2,790	264,101

CSL, Ltd.	1,240	173,578
Gilead Sciences, Inc.	11,420	742,757
Vertex Pharmaceuticals, Inc.†	168	28,389
		2,593,213
Medical-Drugs - 2.9%
Allergan PLC	1,280	188,160
AstraZeneca PLC	2,081	155,382
Bayer AG	3,076	204,725
Bristol-Myers Squibb Co.	8,241	382,630
Eli Lilly & Co.	1,000	117,040
GlaxoSmithKline PLC	24,028	492,986
Jazz Pharmaceuticals PLC†	2,200	285,494
Johnson & Johnson	2,567	362,460
Kyowa Hakko Kirin Co., Ltd.	5,700	110,646
Merck & Co., Inc.	12,762	1,004,497
Nektar Therapeutics†	2,301	73,678
Novartis AG	7,962	650,197
Novo Nordisk A/S, Class B	11,269	551,066
Otsuka Holdings Co., Ltd.	8,300	297,213
Pfizer, Inc.	36,422	1,479,097
Roche Holding AG	3,197	842,744
Sanofi	6,451	560,675
		7,758,690
Medical-Generic Drugs - 0.0%
Teva Pharmaceutical Industries, Ltd. ADR†	5,842	88,915
Medical-HMO - 0.7%
Anthem, Inc.	3,070	807,502
Centene Corp.†	3,810	196,444
Humana, Inc.	1,480	378,007
UnitedHealth Group, Inc.	1,964	457,749
		1,839,702
Medical-Hospitals - 0.1%
Tenet Healthcare Corp.†	7,990	174,981
Medical-Wholesale Drug Distribution - 0.1%
McKesson Corp.	1,870	222,998
Metal-Diversified - 0.2%
Rio Tinto PLC	1,712	99,679
Rio Tinto, Ltd.	5,252	353,098
		452,777
Miscellaneous Manufacturing - 0.1%
Alstom SA	6,249	274,748
Networking Products - 0.2%
Cisco Systems, Inc.	9,960	557,262
Oil Companies-Exploration & Production - 1.1%
Concho Resources, Inc.	2,810	324,218
ConocoPhillips	11,600	732,192
Diamondback Energy, Inc.	5,418	576,421
EOG Resources, Inc.	3,971	381,414
Lundin Petroleum AB	6,714	219,720
Parsley Energy, Inc., Class A†	8,966	178,961
Pioneer Natural Resources Co.	2,606	433,795
		2,846,721
Oil Companies-Integrated - 1.3%
BP PLC	84,779	617,985
Chevron Corp.	10,295	1,236,018
Royal Dutch Shell PLC, Class A	14,271	455,930
Royal Dutch Shell PLC, Class B	15,649	502,913
TOTAL SA	12,360	686,841
		3,499,687
Oil Refining & Marketing - 0.3%
CVR Energy, Inc.	1,660	75,713
HollyFrontier Corp.	4,670	222,899
Marathon Petroleum Corp.	6,233	379,403
PBF Energy, Inc., Class A	890	29,886
		707,901
Pharmacy Services - 0.4%
Cigna Corp.	6,967	1,106,638
Power Converter/Supply Equipment - 0.2%
Schneider Electric SE	5,279	446,793
Private Equity - 0.1%
3i Group PLC	27,649	385,961
Real Estate Investment Trusts - 1.0%
Cousins Properties, Inc.	27,000	258,390
Dexus	26,466	233,215
Essex Property Trust, Inc.	598	168,935
Goodman Group	24,452	226,845
Medical Properties Trust, Inc.	15,920	277,963
Park Hotels & Resorts, Inc.	9,590	307,647
Prologis, Inc.	13,014	997,783
Ryman Hospitality Properties, Inc.	990	78,804
Unibail-Rodamco-Westfield	753	129,430
		2,679,012
Real Estate Management/Services - 0.1%
CBRE Group, Inc., Class A†	3,200	166,624
Real Estate Operations & Development - 0.1%
CK Asset Holdings, Ltd.	20,500	164,631
Mitsui Fudosan Co., Ltd.	9,700	224,252
		388,883
Recreational Centers - 0.1%
Planet Fitness, Inc., Class A†	2,250	170,325
Retail-Apparel/Shoe - 0.4%
Industria de Diseno Textil SA	14,078	425,854
Ross Stores, Inc.	7,805	762,236
		1,188,090
Retail-Auto Parts - 0.8%
Advance Auto Parts, Inc.	2,832	471,018
AutoZone, Inc.†	710	730,100
O’Reilly Automotive, Inc.†	2,641	999,804
		2,200,922
Retail-Consumer Electronics - 0.0%
Dixons Carphone PLC	70,831	134,020
Retail-Drug Store - 0.1%
Walgreens Boots Alliance, Inc.	5,590	299,456
Retail-Jewelry - 0.1%
Cie Financiere Richemont SA	4,465	326,456

Retail-Major Department Stores - 0.1%
Marui Group Co., Ltd.	9,400	189,993
Retail-Regional Department Stores - 0.1%
Kohl’s Corp.	4,640	329,904
Retail-Restaurants - 0.2%
Dunkin’ Brands Group, Inc.	4,410	329,118
Yum! Brands, Inc.	3,080	321,521
		650,639
Rubber-Tires - 0.1%
Bridgestone Corp.	8,000	317,484
Semiconductor Components-Integrated Circuits - 0.7%
Analog Devices, Inc.	4,432	515,176
NXP Semiconductors NV	1,030	108,788
QUALCOMM, Inc.	3,050	262,696
Renesas Electronics Corp.†	22,800	120,472
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	21,251	931,219
		1,938,351
Semiconductor Equipment - 0.7%
Applied Materials, Inc.	18,160	800,311
ASML Holding NV	2,249	468,021
KLA-Tencor Corp.	2,390	304,677
Lam Research Corp.	1,710	354,706
		1,927,715
Soap & Cleaning Preparation - 0.1%
Henkel AG & Co. KGaA (Preference Shares)	2,633	266,494
Software Tools - 0.3%
VMware, Inc., Class A	3,670	749,157
Steel-Producers - 0.1%
ArcelorMittal	9,628	208,719
Steel-Specialty - 0.1%
Outokumpu Oyj	42,450	161,833
Telephone-Integrated - 0.8%
AT&T, Inc.	665	20,589
Deutsche Telekom AG	21,757	363,941
Nippon Telegraph & Telephone Corp.	8,400	348,768
Orange SA	14,282	223,701
Telefonica SA	10,637	88,667
Verizon Communications, Inc.	19,153	1,095,360
		2,141,026
Television - 0.3%
AMC Networks, Inc., Class A†	4,440	259,340
ITV PLC	128,703	229,338
Nexstar Media Group, Inc., Class A	2,660	311,353
		800,031
Theaters - 0.0%
Live Nation Entertainment, Inc.†	1,530	99,970
Tobacco - 0.3%
British American Tobacco PLC	13,907	542,229
Japan Tobacco, Inc.	9,700	224,856
		767,085
Tools-Hand Held - 0.2%
Stanley Black & Decker, Inc.	3,514	515,152
Toys - 0.2%
Nintendo Co., Ltd.	1,200	411,500
Transport-Rail - 0.8%
Central Japan Railway Co.	1,200	258,066
CSX Corp.	6,970	555,021
Norfolk Southern Corp.	5,034	1,027,037
Tokyu Corp.	18,800	304,999
West Japan Railway Co.	2,000	148,816
		2,293,939
Transport-Services - 0.2%
Cargotec Corp., Class B	3,281	134,393
Deutsche Post AG	8,709	301,832
Expeditors International of Washington, Inc.	320	25,414
Yamato Holdings Co., Ltd.	3,900	84,749
		546,388
Vitamins & Nutrition Products - 0.1%
Herbalife Nutrition, Ltd.†	5,690	300,717
Web Portals/ISP - 1.3%
Alphabet, Inc., Class A†	1,984	2,378,737
Alphabet, Inc., Class C†	1,020	1,212,249
		3,590,986
Wireless Equipment - 0.0%
Nokia Oyj	17,552	92,112
Total Common Stocks (cost $124,052,743)		128,161,835
PREFERRED SECURITIES/CAPITAL SECURITIES - 0.1%
Diversified Banking Institutions - 0.1%
Credit Suisse Group AG 7.50% due 12/11/2023*(1)	$200,000	214,250
Goldman Sachs Group, Inc. Series P 5.00% due 11/10/2022(1)	70,000	66,640
Total Preferred Securities/Capital Securities (cost $288,925)		280,890
ASSET BACKED SECURITIES - 5.2%
Diversified Financial Services - 5.2%
Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 2.69% (1 ML+0.20%) due 07/20/2046(2)	171,542	134,333
American Credit Acceptance Receivables Trust Series 2019-1, Class C 3.50% due 04/14/2025*	112,000	112,863
American Credit Acceptance Receivables Trust Series 2018-3, Class D 4.14% due 10/15/2024*	51,000	51,763
Angel Oak Mtg. Trust I LLC VRS Series 2018-3, Class A1 3.65% due 09/25/2048*(2)(3)	180,625	181,719

Angel Oak Mtg. Trust I LLC VRS Series 2018-2, Class A1 3.67% due 07/27/2048*(2)(3)	298,275	299,972
Arroyo Mtg. Trust VRS Series 2018-1, Class A1 3.76% due 04/25/2048*(2)(3)	218,211	220,612
Arroyo Mtg. Trust VRS Series 2019-1, Class A1 3.81% due 01/25/2049*(2)(3)	97,686	98,556
BAMLL Commercial Mtg. Securities Trust VRS Series 2018-PARK, Class A 4.23% due 08/10/2038*(3)(4)	100,000	106,580
BANK Series 2017-BNK9, Class A4 3.54% due 11/15/2054(4)	185,000	189,556
BBCMS Mtg. Trust FRS Series 2018-TALL, Class A 3.19% (1 ML+0.72%) due 03/15/2037*(4)	405,000	402,213
BBCMS Trust FRS Series 2018-CBM, Class A 3.47% (1 ML+1.00%) due 07/15/2037*(4)	70,000	69,824
Blackstone Mtg. Trust, Inc. FRS Series 2017-FL1, Class A 3.34% (1 ML+0.87%) due 06/15/2035*(4)	310,000	309,422
Braemar Hotels & Resorts Trust FRS Series 2018-PRME, Class A 3.29% (1 ML+0.82%) due 06/15/2035*(4)	130,000	129,694
BX Commercial Mtg. Trust FRS Series 2018-BIOA, Class A 3.14% (1 ML+0.67%) due 03/15/2037*(4)	270,000	268,225
BX Trust FRS Series 2018-MCSF, Class A 3.05% (1 ML+0.58%) due 04/15/2035*(4)	255,000	251,301
BX Trust FRS Series 2018-MCSF, Class B 3.28% (1 ML+0.81%) due 04/15/2035*(4)	110,000	107,991
BX Trust FRS Series 2018-EXCL, Class A 3.56% (1 ML+1.09%) due 09/15/2037*(4)	181,477	180,852
BXP Trust Series 2017-GM, Class A 3.38% due 06/13/2039*(4)	120,000	121,365
BXP Trust VRS Series 2017-GM, Class B 3.54% due 06/13/2039*(3)(4)	260,000	259,255
Capital Automotive REIT Series 2017-1A, Class A1 3.87% due 04/15/2047*	107,800	108,212
CarFinance Capital Auto Trust Series 2014-2A, Class C 3.24% due 11/16/2020*	32,364	32,367
CGDBB Commercial Mtg. Trust FRS Series 2017-BIOC, Class A 3.26% (1 ML+0.79%) due 07/15/2032*(4)	300,000	300,000
CGDBB Commercial Mtg. Trust FRS Series 2017-BIOC, Class B 3.44% (1 ML+0.97%) due 07/15/2032*(4)	281,000	280,384
CIM Trust FRS Series 2019-INV1, Class A2 3.48% (1 ML+1.00%) due 02/25/2049*(2)	132,805	132,366
Citigroup Commercial Mtg. Trust Series 2013-GC11, Class AS 3.42% due 04/10/2046(4)	90,000	91,222
Citigroup Commercial Mtg. Trust Series 2018-B2, Class A4 4.01% due 03/10/2051(4)	275,000	291,315
Citigroup Commercial Mtg. Trust Series 2018-C5, Class A4 4.23% due 06/10/2051(4)	205,000	220,476
Citigroup Mtg. Loan Trust, Inc. FRS Series 2003-HE3, Class A 3.24% (1 ML+0.76%) due 12/25/2033	11,635	11,641
Citigroup Mtg. Loan Trust, Inc. Series 2007-12, Class 2A1 6.50% due 10/25/2036*(2)	113,484	88,883
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A7 6.00% due 01/25/2037(2)	88,504	84,852
Cold Storage Pass-Through Certs. Trust FRS Series 2017-ICE3, Class A 3.47% (1 ML+1.00%) due 04/15/2036*(4)	195,000	195,529
COMM Mtg. Trust Series 2016-667M, Class A 3.14% due 10/10/2036*(4)	100,000	99,401
COMM Mtg. Trust VRS Series 2014-CR 15, Class C 4.90% due 02/10/2047(3)(4)	100,000	106,258
Commonbond Student Loan Trust FRS Series 2018-AGS, Class A2 2.98% (1 ML+0.50%) due 02/25/2044*	149,419	147,659
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/2036(2)	229,947	194,193
Countrywide Asset-Backed Certs. Trust FRS Series 2004-6, Class M1 3.38% (1 ML+0.90%) due 10/25/2034	47,766	47,526

Countrywide Home Loan Mtg. Pass-Through Trust Series 2005-21, Class A2 5.50% due 10/25/2035(2)	24,251	22,136
Credit Acceptance Auto Loan Trust Series 2018-3A, Class A 3.55% due 08/15/2027*	250,000	253,059
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2004-AR8, Class 2A1 4.30% due 09/25/2034(2)(3)	9,958	9,995
DBGS Mtg. Trust FRS Series 2018-BIOD, Class A 3.28% (1 ML+0.80%) due 05/15/2035*(4)	153,143	153,002
DBGS Mtg. Trust FRS Series 2018-BIOD, Class B 3.36% (1 ML+0.89%) due 05/15/2035*(4)	92,814	91,971
DBGS Mtg. Trust Series 2019-1735, Class A 3.84% due 04/10/2037*(4)	205,000	211,486
Deephave Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(2)(3)	155,000	155,354
Deephaven Residential Mtg. Trust VRS Series 2018-3A, Class A1 3.79% due 08/25/2058*(2)(3)	88,765	89,558
Dell Equipment Finance Trust Series 2017-1, Class A3 2.14% due 04/22/2022*	41,402	41,347
DT Auto Owner Trust Series 2018-1A, Class B 3.04% due 01/18/2022*	140,000	140,109
Ellington Financial Mtg. Trust VRS Series 2018-1, Class A1FX 4.14% due 10/25/2058*(2)(3)	176,481	178,563
Exeter Automobile Receivables Trust Series 2018-1A, Class B 2.75% due 04/15/2022*	185,000	184,805
Exeter Automobile Receivables Trust Series 2018-1A, Class C 3.03% due 01/17/2023*	228,000	228,387
Exeter Automobile Receivables Trust Series 2018-2A, Class B 3.27% due 05/16/2022*	220,000	220,513
Exeter Automobile Receivables Trust Series 2019-2A, Class C 3.30% due 03/15/2024*	115,000	115,403
Exeter Automobile Receivables Trust Series 2018-3A, Class B 3.46% due 10/17/2022*	66,000	66,446
Exeter Automobile Receivables Trust Series 2018-2A, Class C 3.69% due 03/15/2023*	135,000	136,014
Exeter Automobile Receivables Trust Series 2015-3A, Class D 6.55% due 10/17/2022*	195,000	200,664
First Franklin Mtg. Loan Trust FRS Series 2004-FF4, Class M1 3.33% (1 ML+0.86%) due 06/25/2034	93,599	93,650
Fremont Home Loan Trust FRS Series 2005-C, Class M1 3.20% (1 ML+0.72%) due 07/25/2035	13,479	13,481
GLS Auto Receivables Issuer Trust Series 2019-2A, Class B 3.32% due 03/15/2024*	312,000	311,979
GPMT, Inc. FRS Series 2018-FL1, Class A 3.39% (1 ML+0.90%) due 11/21/2035*(4)	274,521	274,607
GS Mtg. Securities Trust Series 2017-GPTX, Class A 2.86% due 05/10/2034*(4)	175,000	174,165
GS Mtg. Securities Trust Series 2019 -GC38, Class A2 3.87% due 02/10/2052(4)	80,000	83,271
GS Mtg. Securities Trust VRS Series 2018-GS9, Class A4 3.99% due 03/10/2051(3)(4)	195,000	205,994
GSAMP Trust FRS Series 2006-FM1, Class A2C 2.64% (1 ML+0.16%) due 04/25/2036	215,495	157,624
GSAMP Trust FRS Series 2005-SEA2, Class M1 3.00% (1 ML+0.52%) due 01/25/2045*	40,376	40,352
Homeward Opportunities Fund I Trust VRS Series 2019-1, Class A1 3.45% due 01/25/2059*(2)(3)	123,735	124,020
Homeward Opportunities Fund Trust VRS Series 2018-1, Class A1 3.77% due 06/25/2048*(2)(3)	80,507	81,285
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(4)	125,000	128,871
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C13, Class AS 4.13% due 01/15/2046(3)(4)	90,000	93,475
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2004-CBX, Class C 5.07% due 01/12/2037(3)(4)	73,517	73,559
KREF, Ltd. FRS Series 2018-FL1, Class A 3.57% (1 ML+1.10%) due 06/15/2036*	100,000	100,027

LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(3)(4)	209,534	144,655
Lehman Mtg. Trust Series 2019-GS3, Class A1 6.00% due 05/25/2037(2)	13,902	13,923
Lendmark Funding Trust Series 2018-1A, Class A 3.81% due 12/21/2026*	170,000	172,132
Long Beach Mtg. Loan Trust FRS Series 2004-3, Class M1 3.33% (1 ML+0.86%) due 07/25/2034	55,955	55,591
LSTAR Commercial Mtg. Trust Series 2016-4, Class A1 1.82% due 03/10/2049*(4)	158,819	156,613
MAD Mtg. Trust VRS Series 2017-330M, Class A 3.29% due 08/15/2034*(3)(4)	137,000	137,683
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(2)(3)	304,351	302,334
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.92% due 02/15/2046(4)	55,000	55,287
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class AS 3.46% due 05/15/2046(4)	145,000	147,299
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class A4 3.73% due 05/15/2048(4)	100,000	103,821
Morgan Stanley Capital I Trust FRS Series 2018-SUN, Class B 3.67% (1 ML+1.20%) due 07/15/2035*(4)	140,000	140,035
Morgan Stanley Capital I Trust Series 2018-MP, Class A 4.42% due 07/11/2040*(4)	230,000	246,948
One Market Plaza Trust Series 2017-1MKT, Class A 3.61% due 02/10/2032*(4)	330,000	337,123
OneMain Direct Auto Receivables Trust Series 2018-1A, Class B 3.71% due 04/14/2025*	132,000	133,861
Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 3.33% (1 ML+0.86%) due 11/25/2034	24,917	24,966
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	151,277	150,817
Prosper Marketplace Issuance Trust Series 2018-1A, Class B 3.90% due 06/17/2024*	100,000	100,363
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 2.85% (1 ML+0.37%) due 08/25/2035	167,428	161,829
SoFi Consumer Loan Program Trust Series 2018-2, Class A1 2.93% due 04/26/2027*	98,078	98,079
Starwood Mtg. Residential Trust VRS Series 2018-IMC1, Class A1 3.79% due 03/25/2048*(2)(3)	90,184	91,033
Verus Securitization Trust VRS Series 2018-2, Class A1 3.68% due 06/01/2058*(2)(3)	343,878	347,528
Verus Securitization Trust VRS Series 2019-1, Class A1 3.84% due 02/25/2059*(2)(3)	97,640	98,562
Washington Mutual Mtg. Pass-Through Certs. Series 2006-5, Class 2CB1 6.00% due 07/25/2036(2)	61,695	50,299
Wells Fargo Commercial Mtg. Trust Series 2017-C41, Class A3 3.21% due 11/15/2050(4)	60,000	60,011
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR8, Class 1A1 4.71% due 06/25/2035(2)(3)	82,194	84,839
Wells Fargo Mtg. Backed Securities Trust Series 2005-2, Class 2A1 4.75% due 04/25/2020(2)	460	461
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(2)	32,369	32,748
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(4)	130,000	131,260
Total Asset Backed Securities (cost $14,266,102)		13,963,652
U.S. CORPORATE BONDS & NOTES - 8.4%
Aerospace/Defense - 0.1%
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	60,000	59,005
Rockwell Collins, Inc. Senior Notes 3.20% due 03/15/2024	324,000	324,222
		383,227
Aerospace/Defense-Equipment - 0.1%
Harris Corp. Senior Notes 4.40% due 06/15/2028	80,000	84,362
L3 Technologies, Inc. Company Guar. Notes 3.85% due 12/15/2026	20,000	20,326

L3 Technologies, Inc. Company Guar. Notes 4.40% due 06/15/2028	90,000	94,893
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	25,000	26,120
		225,701
Agricultural Chemicals - 0.0%
Mosaic Co. Senior Notes 4.05% due 11/15/2027	97,000	97,549
Airlines - 0.0%
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	98,259	97,526
Applications Software - 0.1%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	75,000	72,614
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	125,000	134,243
		206,857
Auto-Cars/Light Trucks - 0.2%
General Motors Co. Senior Notes 5.00% due 04/01/2035	174,000	165,874
General Motors Financial Co., Inc. Senior Notes 5.65% due 01/17/2029	50,000	53,652
Volkswagen Group of America Finance LLC Company Guar. Notes 4.25% due 11/13/2023*	200,000	206,756
		426,282
Auto/Truck Parts & Equipment-Original - 0.0%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.25% due 04/01/2025	70,000	70,358
Dana, Inc. Senior Notes 5.50% due 12/15/2024	20,000	20,250
		90,608
Banks-Commercial - 0.0%
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	36,000	35,386
Banks-Fiduciary - 0.1%
Bank of New York Mellon Corp. Senior Notes 2.66% due 05/16/2023	125,000	124,197
Banks-Super Regional - 0.3%
SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	175,000	182,842
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	255,000	255,488
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	140,000	144,066
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	75,000	75,315
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	45,000	47,321
		705,032
Beverages-Non-alcoholic - 0.1%
Dr Pepper Snapple Group, Inc. Company Guar. Notes 2.55% due 09/15/2026	205,000	188,781
Brewery - 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026*	115,000	115,376
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036*	100,000	101,604
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046*	65,000	65,957
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	85,000	88,770
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.44% due 10/06/2048	35,000	33,310
		405,017
Broadcast Services/Program - 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Class B 6.50% due 11/15/2022	325,000	331,906
Nexstar Broadcasting, Inc. Company Guar. Notes 6.13% due 02/15/2022*	50,000	50,688
		382,594
Building & Construction Products-Misc. - 0.0%
American Woodmark Corp. Company Guar. Notes 4.88% due 03/15/2026*	50,000	49,563
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	35,000	33,556
		83,119

Building Products-Cement - 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	60,000	53,084
Cable/Satellite TV - 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	45,000	45,675
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	90,000	94,005
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	185,000	193,271
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027	460,000	430,542
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	130,000	115,392
Cox Communications, Inc. Senior Notes 3.50% due 08/15/2027*	110,000	108,210
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	190,000	174,087
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	70,000	60,375
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	65,000	57,978
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	80,000	79,779
		1,359,314
Casino Hotels - 0.1%
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	130,000	128,661
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	50,000	53,375
		182,036
Cellular Telecom - 0.1%
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	180,000	181,800
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	35,000	36,459
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	160,000	165,600
		383,859
Chemicals-Specialty - 0.0%
Huntsman International LLC Company Guar. Notes 5.13% due 11/15/2022	40,000	42,087

Coatings/Paint - 0.1%
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022	70,000	69,612
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	58,000	57,847
		127,459
Computers - 0.1%
Apple, Inc. Senior Notes 2.45% due 08/04/2026	245,000	236,023
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	45,000	48,756
		284,779
Consumer Products-Misc. - 0.1%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	50,000	47,500
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025	70,000	71,596
		119,096
Containers-Paper/Plastic - 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 6.88% due 02/15/2021	69,307	69,567
Data Processing/Management - 0.1%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	110,000	112,464
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	60,000	61,837
		174,301
Diagnostic Equipment - 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	40,000	38,828
Diversified Banking Institutions - 1.6%
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	150,000	147,954

Bank of America Corp. Senior Notes 3.00% due 12/20/2023	350,000	348,571
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	314,000	308,352
Bank of America Corp. Senior Notes 3.55% due 03/05/2024	5,000	5,073
Bank of America Corp. Senior Notes 3.86% due 07/23/2024	260,000	267,247
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	50,000	51,079
Citigroup, Inc. Senior Notes 2.05% due 06/07/2019	200,000	199,878
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	495,000	491,990
Citigroup, Inc. Senior Notes 3.14% due 01/24/2023	140,000	140,548
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	45,000	44,067
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	95,000	96,828
Citigroup, Inc. Senior Notes 4.04% due 06/01/2024	360,000	371,598
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	200,000	197,126
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	330,000	327,328
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	100,000	99,307
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	270,000	272,013
Morgan Stanley Senior Notes 2.80% due 06/16/2020	215,000	215,327
Morgan Stanley Senior Notes 3.59% due 07/22/2028	160,000	159,809
Morgan Stanley Senior Notes 3.74% due 04/24/2024	5,000	5,107
Morgan Stanley Senior Notes 3.77% due 01/24/2029	35,000	35,318
Morgan Stanley Senior Notes 3.97% due 07/22/2038	90,000	88,370
Morgan Stanley Senior Notes 4.38% due 01/22/2047	40,000	41,544
Morgan Stanley Senior Notes 4.43% due 01/23/2030	50,000	52,925
Morgan Stanley Senior Notes 5.63% due 09/23/2019	200,000	202,169

		4,169,528

Diversified Manufacturing Operations - 0.1%
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	170,000	168,984
General Electric Co. Senior Notes 4.13% due 10/09/2042	125,000	110,229
Textron, Inc. Senior Notes 3.88% due 03/01/2025	40,000	40,412

		319,625

E-Commerce/Products - 0.0%
Amazon.com, Inc. Senior Notes 3.15% due 08/22/2027	110,000	110,742

Electric-Distribution - 0.2%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	90,000	86,802
Commonwealth Edison Co. 1st Mtg. Notes 3.70% due 03/01/2045	45,000	43,231
Entergy Louisiana LLC Collateral Trust Bonds 2.40% due 10/01/2026	45,000	42,468
Entergy Louisiana LLC Collateral Trust Bonds 4.00% due 03/15/2033	30,000	31,327
Entergy Louisiana LLC Collateral Trust Bonds 4.20% due 09/01/2048	95,000	98,185
Sempra Energy Senior Notes 3.40% due 02/01/2028	90,000	87,374

		389,387

Electric-Generation - 0.1%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	70,000	69,213
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	65,000	66,408

		135,621

Electric-Integrated - 0.7%
Berkshire Hathaway Energy Co. Senior Notes 4.45% due 01/15/2049	35,000	37,173
Cleveland Electric Illuminating Co. Senior Notes 3.50% due 04/01/2028*	65,000	63,758
Cleveland Electric Illuminating Co. Senior Notes 4.55% due 11/15/2030*	55,000	57,953
Dominion Resources, Inc. Senior Notes 5.20% due 08/15/2019	175,000	176,121
Duke Energy Indiana LLC 1st Mtg. Notes 3.75% due 05/15/2046	120,000	116,673
Entergy Arkansas, Inc. 1st Mtg. Notes 3.75% due 02/15/2021	65,000	66,011
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	47,000	47,660
FirstEnergy Transmission LLC Senior Notes 4.55% due 04/01/2049*	40,000	40,888
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	35,000	36,399
MidAmerican Energy Co. 1st Mtg. Notes 4.25% due 07/15/2049	50,000	53,360
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.15% due 04/01/2024	60,000	60,225
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.50% due 04/01/2029	40,000	40,018
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	105,000	108,886
Potomac Electric Power Co. 1st Mtg. Bonds 3.60% due 03/15/2024	90,000	92,578
PPL Capital Funding, Inc. Company Guar. Notes 3.10% due 05/15/2026	50,000	48,263
Sierra Pacific Power Co. General Refunding Mtg. 2.60% due 05/01/2026	95,000	90,837
Southern California Edison Co. 1st Mtg. Bonds Class C 3.60% due 02/01/2045	36,000	31,781
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	83,000	78,500
Southwestern Electric Power Co. Senior Notes Class J 3.90% due 04/01/2045	85,000	79,948
Southwestern Public Service Co. 1st Mtg. Notes 3.70% due 08/15/2047	60,000	57,214
Tampa Electric Co. Senior Notes 4.45% due 06/15/2049	115,000	118,840
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	125,000	128,362
Union Electric Co. 1st Mtg. Notes 3.50% due 03/15/2029	30,000	30,570
Xcel Energy, Inc. Senior Notes 4.70% due 05/15/2020	95,000	95,950

		1,757,968

Electric-Transmission - 0.1%
ITC Holdings Corp. Senior Notes 3.35% due 11/15/2027	145,000	143,896

Enterprise Software/Service - 0.1%
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	125,000	127,226
Oracle Corp. Senior Notes 2.65% due 07/15/2026	165,000	160,038
Oracle Corp. Senior Notes 4.00% due 11/15/2047	45,000	44,629

		331,893

Finance-Auto Loans - 0.0%
Ally Financial, Inc. Senior Notes 4.13% due 02/13/2022	50,000	50,562
Ally Financial, Inc. Senior Notes 4.63% due 05/19/2022	10,000	10,253

		60,815

Finance-Credit Card - 0.1%
American Express Co. Senior Notes 3.40% due 02/27/2023	180,000	183,125

Finance-Other Services - 0.0%
National Rural Utilities Cooperative Finance Corp. Senior Sec. Notes 2.95% due 02/07/2024	85,000	85,584

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 4.30% due 03/15/2049	10,000	10,535

		96,119

Food-Catering - 0.0%
Aramark Services, Inc. Company Guar. Bonds 5.00% due 02/01/2028*	55,000	55,979

Food-Misc./Diversified - 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045	47,000	46,488
McCormick & Co., Inc. Senior Notes 3.15% due 08/15/2024	35,000	34,911
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	35,000	35,831
TreeHouse Foods, Inc. Company Guar. Notes 6.00% due 02/15/2024*	60,000	62,550

		179,780

Food-Retail - 0.0%
Kroger Co. Senior Notes 3.88% due 10/15/2046	95,000	80,292

Funeral Services & Related Items - 0.0%
Service Corp. International Senior Notes 5.38% due 01/15/2022	90,000	90,787

Gas-Distribution - 0.0%
Brooklyn Union Gas Co. Senior Notes 4.27% due 03/15/2048*	65,000	66,851
NiSource, Inc. Senior Notes 5.80% due 02/01/2042	25,000	28,841

		95,692

Home Furnishings - 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026	60,000	59,697

Hotels/Motels - 0.0%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 4.88% due 04/01/2027	45,000	45,619

Insurance-Life/Health - 0.1%
Prudential Financial, Inc. Senior Notes 3.91% due 12/07/2047	30,000	29,229
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/2019	190,000	190,994

		220,223

Insurance-Multi-line - 0.0%
MetLife, Inc. Senior Notes 4.13% due 08/13/2042	45,000	45,698

Insurance-Reinsurance - 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.25% due 01/15/2049	30,000	31,391

Internet Connectivity Services - 0.1%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	65,000	67,113
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023	65,000	66,056

		133,169

Internet Content-Entertainment - 0.0%
Netflix, Inc. Senior Notes 4.88% due 04/15/2028	50,000	49,563

Machinery-Pumps - 0.0%
SPX FLOW, Inc. Company Guar. Notes 5.63% due 08/15/2024*	65,000	66,462

Medical Information Systems - 0.1%
IQVIA, Inc. Company Guar. Notes 5.00% due 10/15/2026*	200,000	204,250

Medical Instruments - 0.1%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2029	100,000	103,067
Boston Scientific Corp. Senior Notes 4.70% due 03/01/2049	60,000	63,088

		166,155

Medical Products - 0.0%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	13,000	12,945
Hill-Rom Holdings, Inc. Company Guar. Notes 5.75% due 09/01/2023*	65,000	67,438

		80,383

Medical-Biomedical/Gene - 0.0%
Celgene Corp. Senior Notes 4.55% due 02/20/2048	35,000	35,338
Gilead Sciences, Inc. Senior Notes 4.15% due 03/01/2047	50,000	47,833

		83,171

Medical-Drugs - 0.1%
Eli Lilly & Co. Senior Notes 3.88% due 03/15/2039	35,000	35,656
Eli Lilly & Co. Senior Notes 3.95% due 03/15/2049	65,000	66,142
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	131,000	135,452

		237,250

Medical-HMO - 0.1%
Aetna, Inc. Senior Notes 2.75% due 11/15/2022	41,000	40,507
Aetna, Inc. Senior Notes 3.88% due 08/15/2047	120,000	102,008
Anthem, Inc. Senior Notes 3.65% due 12/01/2027	145,000	143,736
UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	80,000	80,132

		366,383

Medical-Hospitals - 0.1%
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	115,000	126,500
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	205,000	207,819

		334,319

Multimedia - 0.0%
Time Warner, Inc. Company Guar. Notes 2.95% due 07/15/2026	80,000	76,720
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	35,000	31,777

		108,497

Office Automation & Equipment - 0.0%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	50,000	52,937

Office Supplies & Forms - 0.0%
ACCO Brands Corp. Company Guar. Notes 5.25% due 12/15/2024*	100,000	99,000

Oil Companies-Exploration & Production - 0.1%
Newfield Exploration Co. Company Guar. Notes 5.75% due 01/30/2022	70,000	74,582
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	34,000	35,728
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	60,000	60,000
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	95,000	97,347

		267,657

Oil Companies-Integrated - 0.2%
BP Capital Markets America, Inc. Company Guar. Notes 3.02% due 01/16/2027	145,000	142,083
BP Capital Markets America, Inc. Company Guar. Notes 3.41% due 02/11/2026	240,000	244,430

		386,513

Oil Refining & Marketing - 0.1%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	22,000	22,094
Phillips 66 Company Guar. Notes 3.90% due 03/15/2028	105,000	108,273
Phillips 66 Company Guar. Notes 4.88% due 11/15/2044	13,000	13,962

		144,329

Oil-Field Services - 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 3.34% due 12/15/2027	70,000	68,592
Schlumberger Holdings Corp. Senior Notes 3.75% due 05/01/2024*	10,000	10,215
Schlumberger Holdings Corp. Senior Notes 3.90% due 05/17/2028*	186,000	185,360
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	9,000	9,263

		273,430

Paper & Related Products - 0.0%
International Paper Co. Senior Notes 4.35% due 08/15/2048	35,000	32,219

Pharmacy Services - 0.2%
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	45,000	45,829

CVS Health Corp. Senior Notes 4.30% due 03/25/2028	240,000	242,658
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	60,641	71,350
Halfmoon Parent, Inc. Company Guar. Notes 3.40% due 09/17/2021*	89,000	89,922

		449,759

Physical Therapy/Rehabilitation Centers - 0.0%
HealthSouth Corp. Company Guar. Notes 5.75% due 09/15/2025	40,000	41,059

Pipelines - 0.3%
Buckeye Partners LP Senior Notes 4.13% due 12/01/2027	135,000	130,708
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	130,000	136,492
Energy Transfer Partners LP Company Guar. Notes 4.20% due 04/15/2027	130,000	130,718
Energy Transfer Partners LP Company Guar. Notes 5.15% due 02/01/2043	55,000	53,304
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	60,000	58,823
MPLX LP Senior Notes 4.13% due 03/01/2027	65,000	65,707
MPLX LP Senior Notes 4.50% due 04/15/2038	50,000	47,954
MPLX LP Senior Notes 5.20% due 03/01/2047	20,000	20,597
ONEOK Partners LP Company Guar. Notes 4.90% due 03/15/2025	97,000	103,352
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	20,000	20,229
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	35,000	34,611
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	50,000	49,534
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	15,000	15,573

		867,602

Radio - 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	60,000	61,500
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	75,000	77,437

		138,937

Real Estate Investment Trusts - 0.2%
American Tower Corp. Senior Notes 3.13% due 01/15/2027	120,000	115,310
American Tower Corp. Senior Notes 3.60% due 01/15/2028	35,000	34,514
Communications Sales & Leasing, Inc./CSL Capital LLC Senior Sec. Notes 6.00% due 04/15/2023*	90,000	86,400
EPR Properties Company Guar. Notes 4.50% due 06/01/2027	60,000	60,672
Equinix, Inc. Senior Notes 5.88% due 01/15/2026	40,000	42,250
GEO Group, Inc. Company Guar. Notes 5.88% due 10/15/2024	70,000	64,050
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	110,000	106,858
Liberty Property LP Senior Notes 3.38% due 06/15/2023	45,000	45,372

		555,426

Rental Auto/Equipment - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025*	70,000	69,475
Herc Rentals, Inc. Sec. Notes 7.50% due 06/01/2022*	4,000	4,160
Herc Rentals, Inc. Sec. Notes 7.75% due 06/01/2024*	42,000	44,612
Hertz Corp. Sec. Notes 7.63% due 06/01/2022*	90,000	92,869
United Rentals North America, Inc. Company Guar. Notes 4.63% due 10/15/2025	110,000	109,175
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	75,000	74,438

		394,729

Retail-Building Products - 0.0%
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	35,000	31,232
Lowe’s Cos., Inc. Senior Notes 4.55% due 04/05/2049	40,000	40,643

		71,875

Retail-Discount - 0.0%
Walmart, Inc. Senior Notes 3.70% due 06/26/2028	65,000	68,089

Retail-Restaurants - 0.0%
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	10,000	9,612

Telecommunication Equipment - 0.1%
Anixter, Inc. Company Guar. Notes 5.50% due 03/01/2023	45,000	47,250
CommScope Technologies LLC Company Guar. Notes 6.00% due 06/15/2025*	90,000	91,408

		138,658

Telephone-Integrated - 0.3%
AT&T, Inc. Senior Notes 4.30% due 12/15/2042	285,000	268,974
Level 3 Financing, Inc. Company Guar. Notes 5.13% due 05/01/2023	80,000	80,821
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	75,000	78,750
Verizon Communications, Inc. Senior Notes 3.85% due 11/01/2042	95,000	90,756
Verizon Communications, Inc. Senior Notes 4.02% due 12/03/2029*	210,000	219,271

		738,572

Television - 0.0%
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	60,000	60,658

Theaters - 0.0%
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	60,000	60,620

Tobacco - 0.2%
Altria Group, Inc. Company Guar. Notes 2.63% due 01/14/2020	65,000	64,871
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	40,000	33,442
Altria Group, Inc. Company Guar. Notes 4.25% due 08/09/2042	60,000	53,104
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	40,000	41,564
BAT Capital Corp. Company Guar. Notes 3.56% due 08/15/2027	90,000	85,686
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	80,000	72,681
Philip Morris International, Inc. Senior Notes 2.13% due 05/10/2023	115,000	111,775
Philip Morris International, Inc. Senior Notes 3.88% due 08/21/2042	40,000	37,290
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	5,000	4,742

		505,155

Toys - 0.0%
Mattel, Inc. Company Guar. Notes 6.75% due 12/31/2025*	50,000	50,016

Transport-Rail - 0.2%
Burlington Northern Santa Fe LLC Senior Notes 3.60% due 09/01/2020	110,000	111,143
CSX Corp. Senior Notes 3.25% due 06/01/2027	110,000	109,466
CSX Corp. Senior Notes 3.80% due 11/01/2046	50,000	47,725
CSX Corp. Senior Notes 4.25% due 03/15/2029	50,000	53,354
Norfolk Southern Corp. Senior Notes 4.15% due 02/28/2048	80,000	80,551
Union Pacific Corp. Senior Notes 3.15% due 03/01/2024	50,000	50,682
Union Pacific Corp. Senior Notes 4.30% due 03/01/2049	25,000	25,742

		478,663

Travel Services - 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	100,000	102,250

Total U.S. Corporate Bonds & Notes (cost $22,168,987)		22,707,530

FOREIGN CORPORATE BONDS & NOTES - 2.8%
Auto/Truck Parts & Equipment-Original - 0.0%
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	60,000	62,775
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*	50,000	45,875
		108,650
Banks-Commercial - 0.4%
Bank of Montreal Senior Notes 3.30% due 02/05/2024	190,000	192,540
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	125,000	121,613
BPCE SA FRS Senior Notes 3.84% (3 ML+1.24%) due 09/12/2023*	250,000	250,103
Canadian Imperial Bank of Commerce Senior Notes 3.10% due 04/02/2024	190,000	190,048
Commonwealth Bank of Australia Senior Notes 3.35% due 06/04/2024*	165,000	167,611
Nationwide Building Society Senior Notes 3.77% due 03/08/2024*	200,000	201,093
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	65,000	65,242
		1,188,250
Cable/Satellite TV - 0.1%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	160,000	166,800
Cellular Telecom - 0.1%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	195,000	200,804
Chemicals-Diversified - 0.1%
INEOS Group Holdings SA Sec. Notes 5.63% due 08/01/2024*	200,000	201,000
Containers-Metal/Glass - 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Sec. Notes 4.25% due 09/15/2022*	200,000	200,750
Diversified Banking Institutions - 0.7%
HSBC Holdings PLC Senior Notes 3.80% due 03/11/2025	250,000	254,674
HSBC Holdings PLC Senior Notes 3.95% due 05/18/2024	240,000	246,540
Macquarie Group, Ltd. Senior Notes 3.19% due 11/28/2023*	330,000	326,988
Royal Bank of Scotland Group PLC Senior Notes 3.50% due 05/15/2023	285,000	284,813
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025	255,000	259,971
UBS AG Senior Notes 2.38% due 08/14/2019	250,000	249,833
UBS Group Funding Switzerland AG Company Guar. Notes 2.86% due 08/15/2023*	285,000	281,626
		1,904,445
Diversified Financial Services - 0.2%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	400,000	393,272
Diversified Manufacturing Operations - 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.00% due 09/15/2023*	250,000	240,811
Electric-Generation - 0.1%
Electricite de France SA Senior Notes 4.50% due 09/21/2028*	200,000	208,116
Electricite de France SA Senior Notes 4.88% due 01/22/2044*	55,000	56,144
		264,260
Electric-Integrated - 0.1%
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*	200,000	188,528
Electronic Components-Misc. - 0.0%
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	70,000	74,375
Finance-Leasing Companies - 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 01/15/2025	190,000	185,195

Investment Management/Advisor Services - 0.1%
CDP Financial, Inc. Company Guar. Notes 3.15% due 07/24/2024*	250,000	256,820
Medical-Drugs - 0.1%
Bausch Health Cos., Inc. Company Guar. Notes 5.88% due 05/15/2023*	80,000	80,616
GlaxoSmithKline Capital PLC Company Guar. Notes 3.00% due 06/01/2024	70,000	70,348
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	105,000	103,600
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	100,000	97,323
		351,887
Medical-Generic Drugs - 0.0%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	75,000	75,380
Medical-Hospitals - 0.1%
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	230,000	242,075
Oil Companies-Exploration & Production - 0.0%
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	60,000	67,499
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	35,000	33,075
		100,574
Oil Companies-Integrated - 0.3%
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	85,000	84,785
Cenovus Energy, Inc. Senior Notes 5.25% due 06/15/2037	17,000	17,289
Petrobras Global Finance BV Company Guar. Notes 6.90% due 03/19/2049	160,000	159,800
Petroleos Mexicanos Company Guar. Notes 4.25% due 01/15/2025	107,000	100,664
Petroleos Mexicanos FRS Company Guar. Notes 6.25% (3 ML+3.65%) due 03/11/2022	169,000	176,690
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	88,000	86,781
Total Capital Canada, Ltd. Company Guar. Notes 2.75% due 07/15/2023	235,000	235,096
		861,105
Pipelines - 0.1%
TransCanada PipeLines, Ltd. Senior Notes 4.25% due 05/15/2028	225,000	234,472
Tobacco - 0.0%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	95,000	94,815
Total Foreign Corporate Bonds & Notes (cost $7,521,492)		7,534,268
U.S. GOVERNMENT AGENCIES - 9.6%
Federal Home Loan Bank - 0.0%
2.79% due 08/10/2038	130,000	112,492
Federal Home Loan Mtg. Corp. - 3.8%
2.50% due 06/01/2028	186,215	185,305
3.00% due 09/01/2030	115,241	116,024
3.50% due 05/01/2042	85,969	87,354
3.50% due 08/01/2042	30,760	31,307
3.50% due 08/01/2044	481,249	489,815
3.50% due 09/01/2044	51,520	52,782
3.50% due 01/01/2045	183,998	187,891
3.50% due 05/01/2045	113,826	116,615
3.50% due 07/01/2045	124,564	127,505
3.50% due 01/01/2046	283,226	287,549
3.50% due 08/01/2046	154,159	156,898
3.50% due 11/01/2047	689,557	698,107
3.50% due 01/01/2048	328,695	332,608
4.00% due 06/01/2045	167,696	174,722
4.00% due 05/01/2048	608,599	627,069
4.00% due 08/01/2048	3,717,482	3,818,770
4.00% due 04/01/2049	1,722,761	1,771,102
4.50% due 10/01/2019	910	929
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2015-K51, Class C 4.09% due 10/25/2048*(3)(4)	115,000	113,623
Series 2012-K18, Class B 4.40% due 01/25/2045*(3)(4)	220,000	227,555
Series 2011-K12, Class B 4.49% due 01/25/2046*(3)(4)	130,000	132,680
Series 2011-K16, Class B 4.76% due 11/25/2046*(3)(4)	255,000	265,057
Series 2011-K10, Class B 4.78% due 11/25/2049*(3)(4)	285,000	291,056
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI 3.00% due 05/15/2027(2)(5)	32,121	2,447
Series 4097, Class HI 3.00% due 08/15/2027(2)(5)	202,016	17,994

Series 4207, Class JI 3.00% due 05/15/2028(2)(5)	254,391	23,083
Series 4323, Class IW 3.50% due 04/15/2028(2)(5)	109,540	8,836
		10,344,683
Federal National Mtg. Assoc. - 5.2%
1.88% due 09/24/2026	815,000	777,116
2.50% due 05/01/2030	204,852	203,593
2.50% due 09/01/2031	518,933	514,144
2.50% due 11/01/2031	180,317	178,653
3.06% due 09/01/2029	147,000	146,576
3.10% due 01/01/2026	230,000	234,305
3.50% due 01/01/2030	339,405	346,947
3.50% due 06/01/2042	153,866	156,476
3.50% due 08/01/2042	59,982	60,999
3.50% due 09/01/2042	28,274	28,754
3.50% due 12/01/2042	256,248	260,399
3.50% due 07/01/2043	80,230	81,936
3.50% due 08/01/2044	418,548	425,320
3.50% due 01/01/2045	343,685	350,040
3.50% due 08/01/2045	401,593	408,093
3.50% due 11/01/2045	225,225	228,479
3.50% due 01/01/2046	434,057	444,076
3.50% due 05/01/2046	422,972	427,667
3.50% due 06/01/2046	136,574	139,904
3.50% due 09/01/2046	375,116	381,951
3.50% due 01/01/2047	793,075	806,473
3.50% due 07/01/2047	382,796	389,279
3.50% due 01/01/2048	288,984	291,920
3.50% due 05/01/2048	311,970	315,137
3.50% due 10/01/2056	160,729	161,921
3.56% due 02/01/2029	240,000	249,668
3.65% due 01/01/2029	230,000	241,067
3.77% due 10/01/2028	110,000	116,395
4.00% due 12/01/2041	192,432	200,360
4.00% due 03/01/2042	758,160	788,460
4.00% due 12/01/2042	106,080	109,795
4.00% due 02/01/2043	40,275	41,680
4.00% due 03/01/2044	61,465	63,612
4.00% due 06/01/2044	702,842	732,296
4.00% due 04/01/2046	12,639	13,166
4.00% due 11/01/2048	231,314	237,769
4.04% due 12/01/2030	220,000	237,297
4.08% due 01/01/2034	140,000	151,506
4.50% due 04/01/2041	731,418	774,840
4.50% due 09/01/2041	125,746	133,213
4.50% due 10/01/2042	115,749	123,050
4.50% due 06/01/2044	448,407	475,146
5.00% due 06/01/2019	203	207
5.00% due 08/01/2035	55,434	59,486
5.00% due 09/01/2041	107,958	116,121
5.00% due 07/01/2047	155,183	167,270
Federal National Mtg. Assoc. REMIC
Series 2012-145, Class EI 3.00% due 01/25/2028(2)(5)	88,486	6,723
Series 2013-10, Class YI 3.00% due 02/25/2028(2)(5)	80,284	6,217
Series 2014-13, Class KI 3.50% due 03/25/2029(2)(5)	157,800	15,809
Series 2017-46, Class LB 3.50% due 12/25/2052(2)	344,149	350,718
Series 2017-49, Classs JA 4.00% due 07/25/2053(2)	324,842	334,949
Series 2010-116, Class BI 5.00% due 08/25/2020(2)(5)	2,586	21
Federal National Mtg. Assoc. REMIC FRS Series 2016-63, Class AS 3.52% (6.00%-1 ML) due 09/25/2046(2)(5)(6)	301,512	52,563
Federal National Mtg. Assoc. REMIC VRS Series 2019-M1, Class A2 3.67% due 09/25/2028(3)(4)	400,000	417,628
Federal National Mtg. Assoc. STRIPS Series 421, Class C3 4.00% due 07/25/2030(2)(5)	164,515	19,443
		13,996,633
Government National Mtg. Assoc. - 0.6%
4.50% due 05/15/2039	27,770	29,334
4.50% due 07/20/2040	14,451	15,197
4.50% due 10/20/2040	89,421	94,031
4.50% due 08/20/2045	60,074	63,131
4.50% due 03/20/2049	219,571	228,328
5.00% due 11/20/2048	922,916	965,793
5.50% due 01/15/2034	52,698	56,169
7.50% due 01/15/2032	25,166	29,609
Government National Mtg. Assoc. REMIC FRS Series 2015-144, Class SA 3.72% (6.20%-1ML) due 10/20/2045(2)(5)(6)	299,591	57,541
		1,539,133
Total U.S. Government Agencies (cost $26,065,353)		25,992,941
U.S. GOVERNMENT TREASURIES - 5.2%
United States Treasury Bonds - 1.4%
2.25% due 08/15/2046	953,000	829,855
3.00% due 05/15/2045	470,000	476,940
3.00% due 02/15/2047	590,000	598,458
3.13% due 05/15/2048	410,000	424,734
3.38% due 11/15/2048	145,000	157,636
4.50% due 02/15/2036	1,095,000	1,365,585
		3,853,208
United States Treasury Notes - 3.8%
2.00% due 01/31/2020(7)	3,120,000	3,110,006
2.13% due 03/31/2024	400,000	397,031
2.25% due 03/31/2026	100,000	99,090
2.38% due 02/29/2024	98,400	98,850
2.50% due 01/15/2022	480,000	483,075
2.50% due 01/31/2024	230,000	232,147
2.50% due 02/28/2026	130,000	130,889
2.63% due 12/15/2021	2,020,000	2,039,648

2.63% due 01/31/2026	350,000	354,908
2.63% due 02/15/2029	555,000	560,658
2.88% due 11/15/2021	895,000	908,600
2.88% due 05/15/2028	735,000	757,825
2.88% due 08/15/2028	501,000	516,676
3.13% due 11/15/2028	503,800	530,210
		10,219,613
Total U.S. Government Treasuries (cost $13,926,669)		14,072,821
MUNICIPAL BONDS & NOTES - 0.2%
New York City Water & Sewer System Revenue Bonds 5.72% due 06/15/2042	225,000	294,653
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	120,000	135,540
State of California General Obligation Bonds 7.55% due 04/01/2039	115,000	175,743
Total Municipal Bonds & Notes (cost $517,171)		605,936
FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Sovereign - 0.3%
Government of Bermuda Senior Notes 4.75% due 02/15/2029*	200,000	213,740
State of Qatar Senior Notes 4.82% due 03/14/2049*	200,000	214,750
State of Qatar Senior Notes 5.10% due 04/23/2048*	200,000	223,250
Total Foreign Government Obligations (cost $614,017)		651,740
REGISTERED INVESTMENT COMPANIES - 9.9%
JPMorgan Emerging Markets Equity Fund, Class R6	139,370	4,189,450
JPMorgan High Yield Fund, Class R6	1,824,430	13,227,115
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	1,168,530	9,289,817
Total Registered Investment Companies (cost $26,568,178)		26,706,382
Total Long-Term Investment Securities (cost $235,989,637)		240,677,995
SHORT-TERM INVESTMENT SECURITIES - 8.2%
Registered Investment Companies - 8.1%
JPMorgan Prime Money Market Fund, Class IM 2.44%(8)	21,916,011	21,922,586
U.S. Government Treasuries - 0.1%
United States Treasury Bills 0.75% due 07/11/2019(7)	$195,000	194,087
Total Short-Term Investment Securities (cost $22,114,734)		22,116,673
TOTAL INVESTMENTS (cost $258,104,371)	97.4%	262,794,668
Other assets less liabilities	2.6	7,039,365

NET ASSETS	100.0%	$269,834,033

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2019, the aggregate value of these securities was $19,412,764 representing 7.2% of net assets.

(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Collateralized Mortgage Obligation
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Commercial Mortgage Backed Security
(5)	Interest Only
(6)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at April 30, 2019.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	The rate shown is the 7-day yield as of April 30, 2019.

ADR - American Depositary Receipt

CVA - Certification Van Aandelen (Dutch Cert.)

CVR - Contingent Value Rights

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal Services

ULC - Unlimited Liability Corp.

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 month USD LIBOR

3 ML - 3 month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
29	Long	Euro Stoxx 50 Index	June 2019	1,069,794	1,122,812	$53,018
234	Long	E-Mini Russell 2000 Index	June 2019	17,908,495	18,652,140	743,645
6	Long	FTSE 100 Index	June 2019	558,158	576,746	18,588
17	Long	MSCI EAFE Index	June 2019	1,552,785	1,629,450	76,665
297	Long	MSCI Emerging Market Index	June 2019	15,678,560	16,040,970	362,410
9	Long	S&P 500 E-Mini Index	June 2019	1,291,431	1,326,825	35,394
14	Long	S&P/TSX 60 Index	June 2019	1,983,677	2,076,226	92,549
11	Long	SPI 200 Index	June 2019	1,205,003	1,222,102	17,099
6	Long	TOPIX Index	June 2019	867,800	867,471	(329)
17	Long	U.S. Treasury Long Bonds	June 2019	2,484,695	2,506,969	22,274
25	Long	U.S. Treasury 2 Year Notes	June 2019	5,328,581	5,325,195	(3,386)
37	Long	U.S. Treasury 5 Year Notes	June 2019	4,250,526	4,278,703	28,177
181	Long	U.S. Treasury 10 Year Notes	June 2019	22,186,093	22,384,609	198,516
10	Long	U.S. Treasury 10 Year Ultra Bonds	June 2019	1,641,421	1,642,813	1,392
51	Short	Canada 10 Year Bonds	June 2019	5,243,816	5,260,267	(16,451)
106	Short	Euro Stoxx 50 Index	June 2019	3,822,907	4,104,071	(281,164)
31	Short	Long GILT	June 2019	5,127,311	5,146,785	(19,474)
32	Short	S&P 500 E-Mini Index	June 2019	4,560,290	4,717,600	(157,310)
42	Short	SPI 200 Index	June 2019	4,575,110	4,666,206	(91,096)
5	Short	U.S. Treasury 10 Year Notes	June 2019	613,504	618,359	(4,855)
40	Short	U.S. Treasury 10 Year Ultra Bonds	June 2019	5,249,415	5,271,250	(21,835)

						$1,053,827

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$118,394,219	$9,767,616	**	$—	$128,161,835
Preferred Securities/Capital Securities	—	280,890		—	280,890
Asset Backed Securities	—	13,963,652		—	13,963,652
U.S. Corporate Bonds & Notes	—	22,707,530		—	22,707,530
Foreign Corporate Bonds & Notes	—	7,534,268		—	7,534,268
U.S. Government Agencies	—	25,992,941		—	25,992,941
U.S. Government Treasuries	—	14,072,821		—	14,072,821
Municipal Bonds & Notes	—	605,936		—	605,936
Foreign Government Obligations	—	651,740		—	651,740
Registered Investment Companies	26,706,382	—		—	26,706,382
Short-Term Investment Securities:
Registered Investment Companies	21,922,586	—		—	21,922,586
U.S. Government Treasuries	—	194,087		—	194,087

Total Investments at Value	$167,023,187	$95,771,481		$—	$262,794,668

Other Financial Instruments:+
Futures Contracts	$1,649,727	$—		$—	$1,649,727

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$595,571	$329	**	$—	$595,900

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity/index futures and securities that have been faired valued in accordance with pricing procedures approved by the Board (see Note 1).
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS - 99.0%
Argentina - 0.3%
Banco Macro SA ADR	16,910	$686,208

Bermuda - 0.4%
Kunlun Energy Co., Ltd.	1,100,000	1,161,024

Brazil - 6.6%
Banco do Brasil SA	173,744	2,201,322
Banco Santander Brasil SA	148,720	1,707,145
Cia Brasileira de Distribuicao (Preference Shares)	81,950	2,016,826
Cia de Transmissao de Energia Eletrica Paulista (Preference Shares)	96,300	515,748
Cia Paranaense de Energia, Class B (Preference Shares)	56,350	592,084
Estacio Participacoes SA	178,640	1,238,284
IRB Brasil Resseguros S/A	57,211	1,370,053
Kroton Educacional SA	278,455	692,391
MRV Engenharia e Participacoes SA	291,066	1,077,087
SLC Agricola SA	63,440	664,962
Telefonica Brasil SA	32,340	343,928
Telefonica Brasil SA (Preference Shares)	29,610	351,671
Vale SA ADR	309,920	3,960,778

		16,732,279

Cayman Islands - 16.2%
Alibaba Group Holding, Ltd. ADR†	68,172	12,650,678
ANTA Sports Products, Ltd.	153,000	1,078,536
Chailease Holding Co., Ltd.	185,000	787,272
China Maple Leaf Educational Systems, Ltd.	880,000	410,565
China Resources Cement Holdings, Ltd.	1,168,000	1,168,774
Chlitina Holding, Ltd.	52,000	425,747
Country Garden Holdings Co., Ltd.	1,747,000	2,814,869
Geely Automobile Holdings, Ltd.	511,000	1,025,283
Hengan International Group Co., Ltd.	143,000	1,260,510
Nexteer Automotive Group, Ltd.	345,000	540,052
Tencent Holdings, Ltd.	333,600	16,499,694
Want Want China Holdings, Ltd.	1,570,000	1,244,825
Zhen Ding Technology Holding, Ltd.	262,000	936,895
Zhongsheng Group Holdings, Ltd.	192,500	505,494

		41,349,194

China - 18.4%
Anhui Conch Cement Co., Ltd.	245,000	1,494,398
Anhui Expressway Co., Ltd., Class A	243,500	237,471
Bank of Beijing Co., Ltd., Class A	271,900	257,096
Baoshan Iron & Steel Co., Ltd., Class A	651,200	693,074
China Communications Services Corp., Ltd.	736,000	592,943
China Construction Bank Corp.	7,609,000	6,721,697
China Merchants Bank Co., Ltd.	774,000	3,833,100
China National Medicines Corp., Ltd., Class A	60,400	222,618
China Petroleum & Chemical Corp.	4,292,000	3,299,097
China Railway Construction Corp., Ltd.	949,500	1,120,790
China Railway Group, Ltd.	1,322,000	1,041,449
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	69,600	304,774
China Shenhua Energy Co., Ltd.	535,000	1,182,554
China State Construction Engineering Corp., Ltd., Class A	265,200	241,313
China Vanke Co., Ltd.	632,200	2,445,858
Chongqing Department Store Co., Ltd., Class A	52,693	272,976
Daqin Railway Co., Ltd., Class A	195,300	246,995
Dongfeng Motor Group Co., Ltd.	494,000	479,214
GD Power Development Co., Ltd., Class A	648,700	260,951
Grandblue Environment Co., Ltd., Class A	117,300	279,112
Great Wall Motor Co., Ltd.	462,000	375,145
Huadian Power International Corp., Ltd.	562,000	239,993
Hubei Jumpcan Pharmaceutical Co., Ltd.	45,200	242,210
Industrial & Commercial Bank of China, Ltd.	6,951,000	5,218,921
North Huajin Chemical Industries Co., Ltd., Class A†	231,400	246,623
Ping An Bank Co., Ltd., Class A	403,000	828,516
Ping An Insurance Group Co. of China, Ltd.	481,000	5,791,155
Postal Savings Bank of China Co., Ltd.*	1,904,000	1,157,720
Qingdao Haier Co., Ltd., Class A	316,608	807,405
Sany Heavy Industry Co., Ltd., Class A	257,600	468,412
SDIC Power Holdings Co., Ltd., Class A	198,800	238,732
Shanghai Tunnel Engineering Co., Ltd., Class A	221,300	226,661
Shanxi Lanhua Sci-Tech Venture Co., Ltd., Class A	203,800	235,964
Shenzhen Expressway Co., Ltd.	782,000	951,981
Sinopec Shanghai Petrochemical Co., Ltd., Class A	890,100	677,801
STO Express Co., Ltd., Class A	95,400	340,573
Weichai Power Co., Ltd.	321,158	524,838
Weifu High-Technology Group Co., Ltd., Class A	78,400	239,152
Yanzhou Coal Mining Co., Ltd.	782,000	833,357
YiChang HEC ChangJiang Pharmaceutical Co., Ltd.*	114,800	568,527
Yihua Lifestyle Technology Co., Ltd., Class A	358,100	230,165
Zhejiang Juhua Co., Ltd.	233,500	279,363
Zhejiang Semir Garment Co., Ltd., Class A	168,700	278,713
Zijin Mining Group Co., Ltd., Class H	1,966,000	766,872

		46,996,279

Hong Kong - 0.7%
Beijing Enterprises Holdings, Ltd.	89,000	473,658
China Overseas Land & Investment, Ltd.	344,000	1,287,018

		1,760,676

Hungary - 1.7%
MOL Hungarian Oil & Gas PLC	109,979	1,262,712
OTP Bank PLC	72,133	3,196,863

		4,459,575

India - 5.8%
HDFC Bank, Ltd. ADR	44,904	5,148,244
Infosys, Ltd. ADR	316,240	3,402,742
Reliance Industries, Ltd. GDR†*	116,129	4,650,966
State Bank of India GDR†	35,161	1,571,697

		14,773,649

Indonesia - 1.0%
Bank Rakyat Indonesia Persero Tbk PT	8,395,600	2,574,651

Mexico - 3.8%
Alfa SAB de CV, Class A	432,871	436,119
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	885,670	1,487,037
Grupo Aeroportuario del Centro Norte SAB de CV	133,290	820,857
Grupo Financiero Banorte SAB de CV, Class O	543,240	3,442,075
Wal-Mart de Mexico SAB de CV	1,167,516	3,430,293

		9,616,381

Poland - 1.0%
Grupa Lotos SA	20,660	449,590
Polski Koncern Naftowy Orlen SA	79,549	2,038,346

		2,487,936

Russia - 7.3%
Alrosa PJSC†	1,247,143	1,818,936
Lukoil PJSC ADR	46,900	4,009,950
Magnit PJSC†	12,150	697,829
Magnitogorsk Iron & Steel Works PJSC†	659,656	450,951
MMC Norilsk Nickel PJSC ADR	126,243	2,828,474
Novolipetsk Steel GDR	25,570	673,514
RusHydro PJSC†	46,596,580	389,175
Sberbank of Russia PJSC ADR	304,827	4,404,750
Severstal PJSC GDR	47,202	764,200
Surgutneftegas OJSC (Preference Shares)†	1,328,300	808,099
Tatneft PJSC ADR	27,003	1,880,759

		18,726,637

Singapore - 0.2%
BOC Aviation, Ltd.*	57,300	493,034

South Africa - 2.6%
Absa Group, Ltd.	119,990	1,377,809
AngloGold Ashanti, Ltd.	67,770	816,319
Mondi, Ltd.	61,810	1,362,326
Nedbank Group, Ltd.	103,560	1,926,122
SPAR Group, Ltd.	77,466	1,050,570

		6,533,146

South Korea - 15.6%
Cheil Worldwide, Inc.	24,900	542,486
Daelim Industrial Co., Ltd.	8,112	672,210
Doosan Bobcat, Inc.	16,270	445,000
GS Engineering & Construction Corp.	13,460	467,813
GS Holdings Corp.	15,840	705,115
GS Retail Co., Ltd.	13,980	468,533
Hana Financial Group, Inc.	85,427	2,691,190
Hyosung Corp.	9,625	618,788
Hyundai Glovis Co., Ltd.	8,560	1,168,788
Hyundai Marine & Fire Insurance Co., Ltd.	20,236	662,609
Industrial Bank of Korea	124,460	1,507,605
KEPCO Plant Service & Engineering Co., Ltd.	14,485	454,458
Korea Kumho Petrochemical Co., Ltd.	6,370	500,592
KT Corp.	14,533	340,262
KT&G Corp.	34,880	3,045,636
LG Display Co., Ltd.†	68,320	1,166,789
LG Uplus Corp.	102,970	1,260,515
Lotte Chemical Corp.	4,870	1,119,373
POSCO	7,870	1,717,973
Samsung Electronics Co., Ltd.	327,830	12,867,359
Samsung SDS Co., Ltd.	6,760	1,255,763
Shinhan Financial Group Co., Ltd.	82,951	3,131,566
SK Holdings Co., Ltd	3,120	685,083
SK Telecom Co., Ltd.	4,490	951,312
Woori Financial Group, Inc.	116,470	1,380,910

		39,827,728

Taiwan - 12.6%
AU Optronics Corp.	2,028,000	725,200
Catcher Technology Co., Ltd.	129,000	1,020,695
Chilisin Electronics Corp.	101,559	322,743
Chipbond Technology Corp.	270,000	611,631
CTBC Financial Holding Co., Ltd.	4,310,000	2,949,953
E.Sun Financial Holding Co., Ltd.	1,043,000	855,637
Elite Material Co., Ltd.	239,000	767,250
Far Eastern New Century Corp.	762,000	831,022
FLEXium Interconnect, Inc.	244,963	768,160
Globalwafers Co., Ltd.	124,000	1,352,319
Merry Electronics Co., Ltd.	147,000	846,769
Novatek Microelectronics Corp.	199,000	1,297,644
Radiant Opto-Electronics Corp.	228,000	767,354
Sino-American Silicon Products, Inc.	497,000	1,074,386
Taiwan Cement Corp.	621,100	844,186
Taiwan Mobile Co., Ltd.	177,000	647,261
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	281,081	12,316,969
TCI Co, Ltd.	29,000	432,640
Uni-President Enterprises Corp.	723,000	1,717,362
Yageo Corp.	48,915	482,011
Yuanta Financial Holding Co., Ltd.	2,474,000	1,433,112

		32,064,304

Thailand - 3.5%
PTT Exploration & Production PCL	563,000	2,354,283
PTT Global Chemical PCL	696,900	1,500,763
PTT PCL NVDR	2,321,500	3,544,969
Quality Houses PCL	4,763,900	441,696
Star Petroleum Refining PCL NVDR	1,346,800	447,176
Tisco Financial Group PCL	201,800	529,389

		8,818,276

Turkey - 1.3%
Ford Otomotiv Sanayi AS	43,380	383,135
KOC Holding AS	227,930	618,825
Petkim Petrokimya Holding AS	749,140	561,205
Soda Sanayii AS	353,890	460,237
Tekfen Holding AS	156,462	698,020
Turkiye Sise ve Cam Fabrikalari AS	492,680	503,670

		3,225,092

Total Common Stocks (cost $215,805,964)		252,286,069

CLOSED-END FUNDS - 0.3%
JPMorgan Indian Investment Trust PLC† (cost $652,818)	72,858	688,800

TOTAL INVESTMENTS (cost $216,458,782)	99.3%	252,974,869
Other assets less liabilities	0.7	1,895,078

NET ASSETS	100.0%	$254,869,947

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2019, the aggregate value of these securities was $6,870,247 representing 2.7% of net assets.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

Industry Allocation*

Banks-Commercial	18.3%
Internet Application Software	6.5
Oil Companies-Integrated	5.8
Semiconductor Components-Integrated Circuits	5.6
Electronic Components-Semiconductors	5.4
E-Commerce/Products	5.0
Diversified Financial Services	4.5
Oil Refining & Marketing	3.3
Real Estate Operations & Development	2.6
Insurance-Multi-line	2.3
Computer Services	1.9
Metal-Iron	1.9
Food-Retail	1.8
Steel-Producers	1.5
Building-Heavy Construction	1.4
Oil Companies-Exploration & Production	1.3
Building Products-Cement	1.3
Electronic Components-Misc.	1.3
Retail-Hypermarkets	1.3
Tobacco	1.2
Cellular Telecom	1.2
Chemicals-Diversified	1.1
Metal-Diversified	1.1
Schools	0.9
Auto-Cars/Light Trucks	0.9
Coal	0.9
Diamonds/Precious Stones	0.7
Petrochemicals	0.7
Metal Processors & Fabrication	0.7
Food-Misc./Diversified	0.7
Circuit Boards	0.7
Gold Mining	0.6
Building-Residential/Commercial	0.6
Banks-Special Purpose	0.6
Building & Construction-Misc.	0.6
Diversified Banking Institutions	0.5
Insurance-Reinsurance	0.5
Paper & Related Products	0.5
Semiconductor Equipment	0.5
Finance-Leasing Companies	0.5
Female Health Care Products	0.5
Food-Confectionery	0.5
Public Thoroughfares	0.5
Transport-Truck	0.5
Banks-Money Center	0.5
Medical-Drugs	0.4
Retail-Apparel/Shoe	0.4
Diversified Operations	0.4
Machinery-Construction & Mining	0.4
Telephone-Integrated	0.3
Electric-Integrated	0.3
Industrial Audio & Video Products	0.3
Textile-Products	0.3
Airport Development/Maintenance	0.3
Appliances	0.3
Auto/Truck Parts & Equipment-Original	0.3
Electric-Generation	0.3
Closed-End Funds	0.3
Agricultural Operations	0.3
Insurance-Property/Casualty	0.3
Telecommunication Equipment	0.2
Advertising Agencies	0.2
Auto/Truck Parts & Equipment-Replacement	0.2
Electric-Transmission	0.2
Retail-Automobile	0.2
Housewares	0.2
Gas-Distribution	0.2
Retail-Convenience Store	0.2
Chemicals-Specialty	0.2
Engineering/R&D Services	0.2
Vitamins & Nutrition Products	0.2
Cosmetics & Toiletries	0.2
Transport-Services	0.1
Electric-Distribution	0.1
Apparel Manufacturers	0.1
Retail-Regional Department Stores	0.1
Transport-Rail	0.1
Agricultural Chemicals	0.1
Home Furnishings	0.1
Medical-Wholesale Drug Distribution	0.1

99.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Unadjusted Quoted Prices	Level 3 - Unadjusted Quoted Prices	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$14,561,647	$4,164,990	$—	$18,726,637
Other Countries	233,559,432	—	—	233,559,432
Registered Investment Companies	688,800	—	—	688,800

Total Investments at Value	$248,809,879	$4,164,990	$—	$252,974,869

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS - 97.3%
Aerospace/Defense - 1.7%
General Dynamics Corp.	103,076	$18,421,743

Apparel Manufacturers - 0.6%
VF Corp.	73,932	6,979,920

Applications Software - 2.7%
Microsoft Corp.	225,215	29,413,079

Banks-Commercial - 2.1%
BB&T Corp.	223,804	11,458,765
Cullen/Frost Bankers, Inc.	62,353	6,340,677
M&T Bank Corp.	28,487	4,844,784

		22,644,226

Banks-Fiduciary - 0.8%
Northern Trust Corp.	84,632	8,340,484

Banks-Super Regional - 4.7%
PNC Financial Services Group, Inc.	177,701	24,332,598
US Bancorp	225,153	12,005,158
Wells Fargo & Co.	298,059	14,429,036

		50,766,792

Beverages-Non-alcoholic - 2.3%
Coca-Cola Co.	270,441	13,267,836
PepsiCo, Inc.	91,689	11,740,776

		25,008,612

Cable/Satellite TV - 2.3%
Comcast Corp., Class A	565,628	24,621,787

Casino Hotels - 0.7%
Las Vegas Sands Corp.	118,722	7,960,310

Chemicals-Diversified - 2.5%
Dow, Inc.†	48,113	2,729,450
DowDuPont, Inc.	274,822	10,566,906
PPG Industries, Inc.	114,645	13,470,788

		26,767,144

Coatings/Paint - 0.4%
RPM International, Inc.	64,196	3,893,487

Commercial Services-Finance - 0.8%
Automatic Data Processing, Inc.	52,190	8,579,514

Computer Services - 0.8%
Accenture PLC, Class A	46,175	8,434,787

Computers - 1.3%
Apple, Inc.	73,129	14,674,796

Cosmetics & Toiletries - 1.2%
Procter & Gamble Co.	127,775	13,605,482

Data Processing/Management - 1.0%
Fidelity National Information Services, Inc.	98,133	11,376,559

Diversified Banking Institutions - 3.1%
Bank of America Corp.	1,107,669	33,872,518

Diversified Manufacturing Operations - 2.1%
Illinois Tool Works, Inc.	75,292	11,717,694
Parker-Hannifin Corp.	60,772	11,004,594

		22,722,288

Electric-Integrated - 4.3%
CMS Energy Corp.	175,772	9,764,135
DTE Energy Co.	15,528	1,952,025
NextEra Energy, Inc.	81,623	15,870,776
Public Service Enterprise Group, Inc.	124,873	7,448,674
Xcel Energy, Inc.	212,469	12,004,499

		47,040,109

Electronic Components-Semiconductors - 2.0%
Texas Instruments, Inc.	186,139	21,932,758

Finance-Credit Card - 1.8%
Capital One Financial Corp.	109,081	10,125,989
Discover Financial Services	111,625	9,096,322

		19,222,311

Finance-Other Services - 2.5%
CME Group, Inc.	150,238	26,877,578

Food-Misc./Diversified - 1.2%
Mondelez International, Inc., Class A	257,047	13,070,840

Gas-Distribution - 0.8%
NiSource, Inc.	313,173	8,699,946

Hotels/Motels - 0.4%
Wyndham Hotels & Resorts, Inc.	79,552	4,432,637

Industrial Gases - 1.8%
Air Products & Chemicals, Inc.	97,156	19,993,733

Instruments-Controls - 0.9%
Honeywell International, Inc.	54,412	9,447,556

Insurance Brokers - 1.0%
Arthur J. Gallagher & Co.	101,313	8,471,793
Marsh & McLennan Cos., Inc.	26,309	2,480,676

		10,952,469

Insurance-Life/Health - 1.5%
Prudential Financial, Inc.	151,372	16,001,534

Insurance-Multi-line - 3.7%
Chubb, Ltd.	73,450	10,664,940
Cincinnati Financial Corp.	31,106	2,991,775
Hartford Financial Services Group, Inc.	313,082	16,377,319
MetLife, Inc.	232,976	10,747,183

		40,781,217

Insurance-Property/Casualty - 2.1%
Progressive Corp.	80,998	6,329,994
Travelers Cos., Inc.	116,308	16,719,275

		23,049,269

Investment Management/Advisor Services - 3.4%
BlackRock, Inc.	49,638	24,086,343
T. Rowe Price Group, Inc.	115,603	12,427,323

		36,513,666

Machinery-Farming - 0.7%
Deere & Co.	44,302	7,337,740

Machinery-Pumps - 1.5%
Dover Corp.	171,142	16,778,762

Medical Instruments - 0.9%
Medtronic PLC	109,661	9,738,993

Medical Products - 1.6%
Abbott Laboratories	70,548	5,612,799
Becton Dickinson and Co.	48,015	11,559,131

		17,171,930

Medical-Biomedical/Gene - 0.5%
Gilead Sciences, Inc.	83,607	5,437,799

Medical-Drugs - 7.8%
Bristol-Myers Squibb Co.	251,382	11,671,666
Eli Lilly & Co.	122,349	14,319,727
Johnson & Johnson	99,547	14,056,036
Merck & Co., Inc.	266,088	20,943,787
Pfizer, Inc.	592,930	24,078,887

		85,070,103

Non-Hazardous Waste Disposal - 0.6%
Republic Services, Inc.	81,365	6,738,649

Oil Companies-Exploration & Production - 3.3%
ConocoPhillips	321,611	20,300,086
Occidental Petroleum Corp.	274,405	16,156,967

		36,457,053

Oil Companies-Integrated - 4.3%
Chevron Corp.	301,067	36,146,104
Exxon Mobil Corp.	133,745	10,737,049

		46,883,153

Oil Refining & Marketing - 0.5%
Valero Energy Corp.	59,408	5,385,929

Real Estate Investment Trusts - 3.0%
Alexandria Real Estate Equities, Inc.	25,907	3,688,898
AvalonBay Communities, Inc.	53,651	10,780,095
Boston Properties, Inc.	39,540	5,441,495
Simon Property Group, Inc.	43,562	7,566,719
Vornado Realty Trust	80,070	5,536,040

		33,013,247

Retail-Auto Parts - 0.4%
Genuine Parts Co.	44,367	4,549,392

Retail-Building Products - 1.5%
Home Depot, Inc.	81,809	16,664,493

Retail-Discount - 0.7%
Walmart, Inc.	76,564	7,873,842

Retail-Jewelry - 0.7%
Tiffany & Co.	70,705	7,623,413

Retail-Restaurants - 2.2%
McDonald’s Corp.	92,426	18,260,605
Starbucks Corp.	67,166	5,217,455

		23,478,060

Semiconductor Components-Integrated Circuits - 1.9%
Analog Devices, Inc.	180,628	20,996,199

Telephone-Integrated - 1.6%
Verizon Communications, Inc.	312,418	17,867,185

Tobacco - 2.1%
Altria Group, Inc.	237,645	12,911,253
Philip Morris International, Inc.	119,670	10,358,635

		23,269,888

Tools-Hand Held - 1.0%
Stanley Black & Decker, Inc.	71,139	10,428,977

Toys - 0.7%
Hasbro, Inc.	79,358	8,083,406

Transport-Rail - 1.3%
Norfolk Southern Corp.	68,372	13,949,256

TOTAL INVESTMENTS (cost $797,579,676)	97.3%	1,060,896,620
Other assets less liabilities	2.7	29,717,792

NET ASSETS	100.0%	$1,090,614,412

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,060,896,620	$—	$—	$1,060,896,620

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Global Equities Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 98.7%
Australia - 4.5%
BHP Group, Ltd.	176,818	$4,661,831
CIMIC Group, Ltd.	97,310	3,470,408
Evolution Mining, Ltd.	1,075,025	2,417,506
Macquarie Group, Ltd.	6,812	646,846
Qantas Airways, Ltd.	902,497	3,569,168
Regis Resources, Ltd.	211,254	713,344
South32, Ltd.	1,423,233	3,351,050
St. Barbara, Ltd.	1,078,147	2,432,128

		21,262,281

Bermuda - 0.8%
Kerry Properties, Ltd.	310,000	1,323,807
NWS Holdings, Ltd.	1,056,000	2,194,167

		3,517,974

British Virgin Islands - 0.4%
Capri Holdings, Ltd.†	41,944	1,848,891

Canada - 3.9%
Canadian Imperial Bank of Commerce	18,651	1,570,515
Genworth MI Canada, Inc.	17,122	532,051
Kirkland Lake Gold, Ltd.	33,824	1,093,467
National Bank of Canada	11,253	536,065
OceanaGold Corp.	864,042	2,425,019
Quebecor, Inc., Class B	47,752	1,190,859
Royal Bank of Canada	71,181	5,672,909
TFI International, Inc.	51,469	1,690,405
Toronto-Dominion Bank	28,320	1,615,447
Tricon Capital Group, Inc.	249,214	1,981,137

		18,307,874

Cayman Islands - 1.0%
Fabrinet†	20,682	1,251,675
Herbalife Nutrition, Ltd.†	35,456	1,873,849
WH Group, Ltd.*	1,303,000	1,544,705

		4,670,229

Denmark - 0.4%
Topdanmark A/S	37,089	1,998,124

Finland - 0.1%
Neste Oyj	20,517	677,470

France - 0.9%
Casino Guichard Perrachon SA	25,331	1,037,011
Dassault Aviation SA	270	408,521
Eutelsat Communications SA	69,830	1,260,191
Peugeot SA	28,478	746,140
Rothschild & Co.	18,116	622,775

		4,074,638

Germany - 2.0%
Allianz SE	21,180	5,102,682
E.ON SE	132,731	1,424,399
HOCHTIEF AG	3,131	467,060
METRO AG	151,823	2,571,300

		9,565,441

Ireland - 1.6%
Allergan PLC	27,357	4,021,479
Horizon Pharma PLC†	68,452	1,747,579
Jazz Pharmaceuticals PLC†	13,462	1,746,964

		7,516,022

Italy - 0.1%
Eni SpA	26,917	459,433

Japan - 7.5%
Astellas Pharma, Inc.	140,100	1,903,905
ITOCHU Corp.	133,600	2,407,156
Kansai Electric Power Co., Inc.	145,700	1,762,936
KDDI Corp.	18,800	429,749
Kumagai Gumi Co., Ltd.	36,800	1,080,323
Marubeni Corp.	270,900	1,941,571
Mitsubishi Corp.	72,400	1,992,660
Mitsui & Co., Ltd.	137,300	2,219,086
Nippon Telegraph & Telephone Corp.	48,300	2,005,414
NTT DOCOMO, Inc.	94,500	2,050,766
Oji Holdings Corp.	83,000	498,513
Open House Co., Ltd.	36,100	1,325,901
Sankyu, Inc.	43,500	2,085,190
Ship Healthcare Holdings, Inc.	40,400	1,649,821
Sony Corp.	51,600	2,613,825
Sumitomo Corp.	136,400	1,939,509
Sumitomo Mitsui Financial Group, Inc.	25,900	938,755
Taiheiyo Cement Corp.	54,500	1,754,763
Taisei Corp.	47,600	2,089,639
Tokuyama Corp.	49,400	1,225,067
Toyota Motor Corp.	8,200	509,670
TS Tech Co., Ltd.	18,000	534,519

		34,958,738

Luxembourg - 0.2%
ADO Properties SA*	16,429	862,373

Netherlands - 2.5%
ASR Nederland NV	90,157	4,004,358
Flow Traders*	93,958	2,693,598
Koninklijke Ahold Delhaize NV	183,529	4,417,460
Wolters Kluwer NV	8,133	567,205

		11,682,621

Norway - 1.1%
Austevoll Seafood ASA	162,203	1,885,721
Salmar ASA	70,797	3,216,758

		5,102,479

Puerto Rico - 0.4%
Popular, Inc.	34,642	1,999,190

Spain - 3.1%
ACS Actividades de Construccion y Servicios SA	12,132	556,945
Cia de Distribucion Integral Logista Holdings SA	92,816	2,200,727
Enagas SA	33,224	946,507
Endesa SA	171,171	4,263,998
International Consolidated Airlines Group SA	427,190	3,018,560
Repsol SA	203,212	3,448,470

		14,435,207

Switzerland - 4.3%
Alcon, Inc.†	8,954	515,649

Nestle SA	63,451	6,105,668
Novartis AG	43,086	3,518,510
Roche Holding AG	23,445	6,180,212
Swiss Life Holding AG	8,471	3,982,979

		20,303,018

United Kingdom - 5.2%
Anglo American PLC	134,276	3,469,351
Berkeley Group Holdings PLC	67,166	3,289,673
Dialog Semiconductor PLC†	73,316	2,836,979
Evraz PLC	229,362	1,877,077
GlaxoSmithKline PLC	124,139	2,546,977
Legal & General Group PLC	1,057,217	3,835,297
National Express Group PLC	96,434	516,832
Next PLC	49,233	3,701,763
Pearson PLC	153,072	1,657,129
Rio Tinto PLC	10,626	618,684

		24,349,762

United States - 58.7%
AbbVie, Inc.	63,276	5,023,482
Adobe, Inc.†	12,336	3,568,188
AES Corp.	114,196	1,955,036
Allison Transmission Holdings, Inc.	85,741	4,017,823
Alphabet, Inc., Class C†	9,440	11,219,251
Amazon.com, Inc.†	4,709	9,071,983
AMC Networks, Inc., Class A†	30,456	1,778,935
Amgen, Inc.	29,637	5,314,507
Anthem, Inc.	10,347	2,721,571
Apple, Inc.	75,192	15,088,779
Applied Materials, Inc.	50,401	2,221,172
Arch Coal, Inc., Class A	13,312	1,290,998
AutoZone, Inc.†	3,549	3,649,472
Bank of America Corp.	210,851	6,447,824
Baxter International, Inc.	7,684	586,289
Biogen, Inc.†	8,392	1,923,782
Boeing Co.	11,193	4,227,484
Brinker International, Inc.	21,830	933,669
CACI International, Inc., Class A†	3,510	684,239
Celgene Corp.†	23,658	2,239,466
Chevron Corp.	56,297	6,759,018
Cisco Systems, Inc.	52,064	2,912,981
CIT Group, Inc.	47,555	2,533,255
Citigroup, Inc.	85,205	6,023,994
Citrix Systems, Inc.	39,737	4,011,848
ConocoPhillips	77,218	4,874,000
Credit Acceptance Corp.†	4,107	2,037,976
Deckers Outdoor Corp.†	12,690	2,007,685
Dell Technologies, Inc., Class C†	30,755	2,073,195
Discover Financial Services	12,775	1,041,035
Dunkin’ Brands Group, Inc.	45,612	3,404,024
DXC Technology Co.	44,864	2,949,359
eBay, Inc.	121,175	4,695,531
Euronet Worldwide, Inc.†	17,485	2,620,827
Exxon Mobil Corp.	6,506	522,302
F5 Networks, Inc.†	11,745	1,842,791
Facebook, Inc., Class A†	17,236	3,333,442
Fortinet, Inc.†	8,515	795,471
FTI Consulting, Inc.†	43,466	3,693,741
Gilead Sciences, Inc.	67,667	4,401,062
H&R Block, Inc.	136,528	3,714,927
HCA Healthcare, Inc.	17,000	2,162,910
HollyFrontier Corp.	53,377	2,547,684
Hologic, Inc.†	52,066	2,414,821
HP, Inc.	92,206	1,839,510
International Business Machines Corp.	23,172	3,250,336
Johnson & Johnson	4,376	617,891
KB Home	47,360	1,227,098
KLA-Tencor Corp.	4,978	634,595
Kohl’s Corp.	29,615	2,105,627
Lam Research Corp.	13,559	2,812,543
Lear Corp.	11,294	1,615,042
Lincoln National Corp.	23,260	1,551,907
Lyft, Inc., Class A†	6,000	358,800
M&T Bank Corp.	2,609	443,713
Mastercard, Inc., Class A	11,327	2,879,777
McKesson Corp.	29,661	3,537,074
MetLife, Inc.	17,987	829,740
Microsoft Corp.	107,014	13,976,028
Morgan Stanley	52,442	2,530,327
Nexstar Media Group, Inc., Class A	29,732	3,480,131
NRG Energy, Inc.	103,243	4,250,514
NVIDIA Corp.	8,372	1,515,332
O’Reilly Automotive, Inc.†	9,902	3,748,600
OGE Energy Corp.	85,783	3,632,052
Omnicom Group, Inc.	10,717	857,682
Oracle Corp.	45,646	2,525,593
Perspecta, Inc.	23,376	539,518
Pfizer, Inc.	41,676	1,692,462
Phillips 66	5,312	500,762
PulteGroup, Inc.	66,923	2,105,398
Radian Group, Inc.	35,250	825,555
Ralph Lauren Corp.	15,083	1,984,621
Regal Beloit Corp.	17,380	1,478,690
Regions Financial Corp.	229,641	3,566,325
Sabre Corp.	20,145	418,210
Sinclair Broadcast Group, Inc., Class A	72,855	3,336,030
Spirit AeroSystems Holdings, Inc., Class A	42,067	3,655,622
Steel Dynamics, Inc.	13,955	442,094
Tenet Healthcare Corp.†	62,273	1,363,779
Toll Brothers, Inc.	49,761	1,895,894
TRI Pointe Group, Inc.†	35,760	466,668
United Continental Holdings, Inc.†	42,312	3,759,844
United Rentals, Inc.†	12,393	1,746,422
United Therapeutics Corp.†	15,791	1,619,683
Valero Energy Corp.	40,908	3,708,719
Varian Medical Systems, Inc.†	30,482	4,150,734
Visa, Inc., Class A	31,487	5,177,407
Vistra Energy Corp.	70,547	1,922,406
VMware, Inc., Class A	23,134	4,722,343
Voya Financial, Inc.	14,279	783,774
Wendy’s Co.	197,535	3,676,126
Western Union Co.	103,310	2,008,346

		275,105,173

Total Long-Term Investment Securities (cost $408,937,430)		462,696,938

REPURCHASE AGREEMENTS - 1.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50% dated 04/30/2019, to be purchased 05/01/2019 in the amount $5,306,074 and collateralized by $5,285,000 of United States Treasury Notes, bearing interest at 2.75% due 07/31/2023 and having an approximate value of $5,415,492 (cost $5,306,000)	$5,306,000	5,306,000

TOTAL INVESTMENTS (cost $414,243,430)	99.8%	468,002,938
Other assets less liabilities	0.2	1,063,989

NET ASSETS	100.0%	$469,066,927

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2019, the aggregate value of these securities was $5,100,676 representing 1.1% of net assets.

Industry Allocation*
Medical-Drugs	6.3%
Computers	4.0
Banks-Commercial	3.8
Diversified Banking Institutions	3.5
Medical-Biomedical/Gene	3.2
Applications Software	3.0
E-Commerce/Products	2.9
Insurance-Multi-line	2.8
Electric-Integrated	2.5
Web Portals/ISP	2.4
Oil Companies-Integrated	2.3
Finance-Credit Card	2.3
Airlines	2.3
Building-Residential/Commercial	2.3
Import/Export	2.2
Building & Construction-Misc.	2.0
Insurance-Life/Health	1.9
Gold Mining	1.9
Television	1.8
Aerospace/Defense	1.8
Diversified Minerals	1.7
Retail-Restaurants	1.7
Food-Retail	1.6
Computer Services	1.6
Retail-Auto Parts	1.6
Oil Refining & Marketing	1.5
Medical Products	1.5
Commercial Services-Finance	1.5
Transport-Services	1.4
Independent Power Producers	1.3
Auto/Truck Parts & Equipment-Original	1.3
Food-Misc./Diversified	1.3
Apparel Manufacturers	1.2
Semiconductor Equipment	1.2
Medical-Wholesale Drug Distribution	1.2
Repurchase Agreements	1.1
Fisheries	1.1
Oil Companies-Exploration & Production	1.0
Software Tools	1.0
Electronic Components-Semiconductors	0.9
Computer Software	0.9
Metal-Diversified	0.8
Retail-Apparel/Shoe	0.8
Consulting Services	0.8
Electronic Forms	0.8
Medical-Hospitals	0.8
Internet Content-Entertainment	0.7
Multimedia	0.7
Networking Products	0.6
Medical-HMO	0.6
Finance-Investment Banker/Broker	0.6
Audio/Video Products	0.6
Enterprise Software/Service	0.5
Telephone-Integrated	0.5
Steel-Producers	0.5
Retail-Regional Department Stores	0.5
Cellular Telecom	0.4
Finance-Auto Loans	0.4
Finance-Other Services	0.4
Vitamins & Nutrition Products	0.4
Internet Infrastructure Software	0.4
Building Products-Cement	0.4
Rental Auto/Equipment	0.4
Food-Meat Products	0.3
Machinery-Electrical	0.3
Electric-Generation	0.3
Financial Guarantee Insurance	0.3
Real Estate Operations & Development	0.3
Coal	0.3
Satellite Telecom	0.3
Auto-Cars/Light Trucks	0.3
Diversified Manufacturing Operations	0.3
Chemicals-Diversified	0.3
Gas-Distribution	0.2
Real Estate Management/Services	0.2
Advertising Agencies	0.2
Computer Data Security	0.2
Investment Management/Advisor Services	0.1
Publishing-Periodicals	0.1
Building-Heavy Construction	0.1
Medical Instruments	0.1
Paper & Related Products	0.1
E-Commerce/Services	0.1

99.8%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$427,738,200	$34,958,738	**	$—	$462,696,938
Repurchase Agreements	—	5,306,000		—	5,306,000

Total Investments at Value	$427,738,200	$40,264,738		$—	$468,002,938

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
ASSET BACKED SECURITIES - 16.9%
Diversified Financial Services - 16.9%
A Voce CLO, Ltd. FRS Series 2014-1A, Class A2R 4.15% (3 ML+1.55%) due 07/15/2026*(1)	$1,212,881	$1,211,647
Academic Loan Funding Trust FRS Series 2013-1A, Class A 3.28% (1 ML+0.80%) due 12/26/2044*	244,210	241,537
Allegro CLO II-S, Ltd. FRS Series 2014-1RA, Class A2 4.19% (3 ML+1.60%) due 10/21/2028*(1)	2,477,180	2,451,767
ALM V, Ltd. FRS Series 2012-5A, Class A2R3 4.03% (3 ML+1.25%) due 10/18/2027*(1)	1,580,000	1,575,140
ALM V, Ltd. FRS Series 2012-5A, Class BR3 4.25% (3 ML+1.65%) due 10/18/2027*(1)	670,000	659,108
American Credit Acceptance Receivables Trust Series 2016-4, Class C 2.91% due 02/13/2023*	194,782	194,790
American Credit Acceptance Receivables Trust Series 2018-2, Class B 3.46% due 08/10/2022*	924,000	926,923
American Homes 4 Rent Trust Series 2015-SFR1, Class A 3.47% due 04/17/2052*	927,079	937,996
American Homes 4 Rent Trust Series 2014-SFR3, Class A 3.68% due 12/17/2036*	1,384,092	1,414,196
American Homes 4 Rent Trust Series 2014-SFR2, Class A 3.79% due 10/17/2036*	923,789	953,155
American Homes 4 Rent Trust Series 2014-SFR3, Class C 4.60% due 12/17/2036*	150,000	156,438
American Homes 4 Rent Trust Series 2015-SFR1, Class E 5.64% due 04/17/2052*	370,000	396,897
American Homes 4 Rent Trust Series 2015-SFR2, Class E 6.07% due 10/17/2052*	500,000	550,666
American Homes 4 Rent Trust Series 2014-SFR2, Class E 6.23% due 10/17/2036*	150,000	164,457
American Homes 4 Rent Trust Series 2014-SFR3, Class E 6.42% due 12/17/2036*	275,000	304,727
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	750,000	747,712
AmeriCredit Automobile Receivables Trust Series 2017-1, Class B 2.30% due 02/18/2022	305,000	303,799
AmeriCredit Automobile Receivables Trust Series 2017-1, Class C 2.71% due 08/18/2022	163,000	162,979
AmeriCredit Automobile Receivables Trust Series 2017-1, Class D 3.13% due 01/18/2023	366,000	367,186
Ameriquest Mtg. Securities, Inc. FRS Series 2005-R11, Class M1 2.93% (1 ML+0.45%) due 01/25/2036	982,309	982,683
Anchor Assets LLC Series 2016-1, Class A 5.13% due 02/15/2020*(16)	1,164,781	1,164,781
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2018-FL1, Class A 3.62% (1 ML+1.15%) due 06/15/2028*	3,380,000	3,381,055
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2017-FL2, Class C 4.82% (1 ML+2.35%) due 08/15/2027*	668,500	669,752
Atrium XII FRS Series 12A, Class BR 3.94% (3 ML+1.35%) due 04/22/2027*(1)	2,950,000	2,933,881
B2R Mtg. Trust Series 2015-1, Class A1 2.52% due 05/15/2048*	123,897	123,149
B2R Mtg. Trust Series 2015-2, Class A 3.34% due 11/15/2048*	496,759	496,530
Babson CLO, Ltd. FRS Series 2013-IA, Class BR 3.84% (3 ML+1.25%) due 01/20/2028*(1)	4,300,018	4,214,478
Bancorp Commercial Mtg. Trust FRS Series 2018-CR3, Class A 3.32% (1 ML+0.85%) due 01/15/2033*(2)	2,273,317	2,264,745
Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class AS 3.57% (1 ML+1.10%) due 09/15/2035*(2)	1,005,000	1,000,074
Bancorp Commercial Mtg. Trust FRS Series 2018-CR3, Class AS 3.72% (1 ML+1.25%) due 01/15/2033*(2)	1,555,188	1,555,184
Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class B 3.72% (1 ML+1.25%) due 09/15/2035*(2)	905,000	901,174
Bancorp Commercial Mtg. Trust FRS Series 2017-CRE2, Class B 4.07% (1 ML+1.60%) due 08/15/2032*(2)	1,031,000	1,031,012
Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class D 4.57% (1 ML+2.10%) due 09/15/2035*(2)	655,000	651,683

Bancorp Commercial Mtg.Trust FRS Series 2019-CRE5, Class A 3.47% (1 ML+ 1.00%) due 03/15/2036*(2)	2,053,270	2,055,039
Bancorp Commercial Mtg.Trust FRS Series 2019-CRE5, Class AS 3.82% (1 ML+ 1.35%) due 03/15/2036*(2)	621,929	622,447
Bancorp Commercial Mtg. Trust FRS Series 2018-CR3, Class D 5.17% (1 ML+2.70%) due 01/15/2033*(2)	716,847	716,847
BANK Series 2019-BN17, Class A4 3.71% due 04/15/2052(2)	2,608,000	2,705,077
BCC Funding XIII LLC Series 2016-1, Class A2 2.20% due 12/20/2021*	70,471	70,385
Bear Stearns ARM Trust VRS Series 2003-5, Class 2A1 4.37% due 08/25/2033(3)(4)	171,635	173,514
Benchmark Mtg. Trust Series 2019-B10, Class A4 3.72% due 03/15/2062(2)	4,206,000	4,359,957
Blackstone Mtg. Trust, Inc. FRS Series 2017-FL1, Class D 5.17% (1 ML+2.70%) due 06/15/2035*(2)	730,000	731,822
Business Jet Securities LLC Series 2018-1, Class A 4.34% due 02/15/2033*	4,449,803	4,483,433
Business Jet Securities LLC Series 2018-2, Class A 4.45% due 06/15/2033*	1,154,290	1,166,453
Cabela’s Master Credit Card Trust Series 2015-2, Class A1 2.25% due 07/17/2023	278,000	276,674
Camillo Issuer LLC Series 2016-SFR, Class 1A1 5.00% due 12/05/2023(16)*	1,415,124	1,412,028
Capital Auto Receivables Asset Trust Series 2018-1, Class A3 2.79% due 01/20/2022*	2,040,000	2,041,844
CarMax Auto Owner Trust Series 2018-2, Class A2 2.73% due 08/16/2021	758,730	759,120
Carnow Auto Receivables Trust Series 2017-1A, Class A 2.92% due 09/15/2022*	147,667	147,488
Chesapeake Funding II LLC Series 2016-1A, Class A1 2.11% due 03/15/2028*	389,402	388,971
Chesapeake Funding II LLC Series 2017-4A, Class A1 2.12% due 11/15/2029*	1,846,684	1,830,069
Chesapeake Funding II LLC Series 2018-1A, Class A1 3.04% due 04/15/2030*	2,223,949	2,232,262
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*	319,256	318,081
Colony American Finance, Ltd. Series 2016-2, Class A 2.55% due 11/15/2048*	351,400	346,378
COMM Mtg. Trust FRS Series 2014-TWC, Class A 3.32% (1 ML+0.85%) due 02/13/2032*(2)	1,000,000	1,000,001
COMM Mtg. Trust Series 2015-DC1, Class A5 3.35% due 02/10/2048(2)	5,000,000	5,076,298
COMM Mtg. Trust Series 2017-COR2, Class A3 3.51% due 09/10/2050(2)	5,110,000	5,228,130
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(2)	770,833	799,230
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(2)	2,496,639	2,588,749
COMM Mtg. Trust Series 2015-CR25, Class A4 3.76% due 08/10/2048(2)	625,000	650,990
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(2)	1,137,175	1,185,880
COMM Mtg. Trust VRS Series 2018-HOME, Class A 3.94% due 04/10/2033*(2)(3)	1,790,000	1,866,875
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(2)	5,000,000	5,053,717
Corevest American Finance Trust Series 2019-1, Class B 3.88% due 03/15/2052*	1,025,000	1,027,488
CPS Auto Receivables Trust Series 2017-C, Class C 2.86% due 06/15/2023*	959,000	957,585
CPS Auto Receivables Trust Series 2019-B, Class B 3.09% due 04/17/2023*	1,030,000	1,031,084
CPS Auto Receivables Trust Series 2016-C, Class C 3.27% due 06/15/2022*	192,142	192,378
CPS Auto Receivables Trust Series 2014-C, Class C 3.77% due 08/17/2020*	296,050	296,406
CPS Auto Receivables Trust Series 2017-C, Class D 3.79% due 06/15/2023*	495,000	498,936
CPS Auto Receivables Trust Series 2015-A, Class C 4.00% due 02/16/2021*	206,895	207,860
CPS Auto Receivables Trust Series 2015-B, Class C 4.20% due 05/17/2021*	425,000	427,685

CPS Auto Receivables Trust Series 2015-C, Class D 4.63% due 08/16/2021*	516,000	521,649
Credit Acceptance Auto Loan Trust Series 2017-1A, Class A 2.56% due 10/15/2025*	356,625	356,166
Credit Acceptance Auto Loan Trust Series 2018-1A, Class A 3.01% due 02/16/2027*	638,000	637,557
Credit Acceptance Auto Loan Trust Series 2017-2A, Class B 3.02% due 04/15/2026*	1,575,000	1,570,355
Credit Acceptance Auto Loan Trust Series 2017-1A, Class B 3.04% due 12/15/2025*	250,000	249,746
Credit Acceptance Auto Loan Trust Series 2017-2A, Class C 3.35% due 06/15/2026*	250,000	250,002
Credit Acceptance Auto Loan Trust Series 2017-1A, Class C 3.48% due 02/17/2026*	250,000	249,737
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2004-AR2, Class 2A1 4.83% due 03/25/2034(3)(4)	482,329	497,669
CSMA Series 2019-1, Class A 2.00% due 04/25/2023(16)	1,629,084	1,628,314
Cutwater, Ltd. FRS Series 2015-1A, Class BR 4.40% (3 ML+1.80%) due 01/15/2029*(1)	4,810,000	4,794,093
Cutwater, Ltd. FRS Series 2014-1A, Class BR 5.00% (3 ML+2.40%) due 07/15/2026*(1)	1,155,000	1,147,245
DBWF Mtg. Trust Series 2015-LCM, Class A1 3.00% due 06/10/2034*(2)	1,040,561	1,028,173
DBWF Mtg. Trust VRS Series 2015-LCM, Class A1 3.54% due 06/10/2034*(2)(3)	1,000,000	989,840
Diamond Resorts Owner Trust Series 2017-1A, Class A 3.27% due 10/22/2029*	454,368	456,349
Diamond Resorts Owner Trust Series 2018-1, Class A 3.70% due 01/21/2031*	961,957	977,408
Drive Auto Receivables Trust Series 2017-2, Class C 2.75% due 09/15/2023	974,785	974,566
Drive Auto Receivables Trust Series 2017-1, Class C 2.84% due 04/15/2022	1,736,378	1,736,927
Drive Auto Receivables Trust Series 2017-AA, Class C 2.98% due 01/18/2022*	213,342	213,452
Drive Auto Receivables Trust Series 2017-3, Class D 3.53% due 12/15/2023*	2,800,000	2,814,167
Drive Auto Receivables Trust Series 2018-4, Class C 3.66% due 11/15/2024	1,495,000	1,507,227
Drive Auto Receivables Trust Series 2018-3, Class C 3.72% due 09/16/2024	1,364,000	1,379,629
Drive Auto Receivables Trust Series 2015-BA, Class D 3.84% due 07/15/2021*	340,868	341,477
Drive Auto Receivables Trust Series 2017-1, Class D 3.84% due 03/15/2023	940,000	947,347
Drive Auto Receivables Trust Series 2016-AA, Class C 3.91% due 05/17/2021*	29,043	29,043
Drive Auto Receivables Trust Series 2019-1, Class D 4.09% due 06/15/2026	510,000	521,105
Drive Auto Receivables Trust Series 2015-AA, Class D 4.12% due 07/15/2022*	593,420	595,274
Drive Auto Receivables Trust Series 2017-AA, Class D 4.16% due 05/15/2024*	486,000	492,698
Drive Auto Receivables Trust Series 2016-CA, Class D 4.18% due 03/15/2024*	769,000	778,123
Drive Auto Receivables Trust Series 2015-CA, Class D 4.20% due 09/15/2021*	122,213	122,539
Drive Auto Receivables Trust Series 2015-DA, Class D 4.59% due 01/17/2023*	427,715	431,177
Dryden 55 CLO, Ltd. FRS Series 2018-55A, Class B 4.15% (3 ML+1.55%) due 04/15/2031*(1)	5,500,000	5,410,256
DSLA Mtg. Loan Trust FRS Series 2004-AR3, Class 2A2A 3.23% (1 ML+0.74%) due 07/19/2044(4)	1,023,305	1,030,252
DT Auto Owner Trust Series 2017-2A, Class C 3.03% due 01/17/2023*	509,829	509,941
DT Auto Owner Trust Series 2018-1A, Class C 3.47% due 12/15/2023*	703,000	705,816
DT Auto Owner Trust Series 2017-1A, Class D 3.55% due 11/15/2022*	442,000	443,399
DT Auto Owner Trust Series 2017-3A, Class D 3.58% due 05/15/2023*	376,000	377,325
DT Auto Owner Trust Series 2018-2A, Class C 3.67% due 03/15/2024*	1,650,000	1,663,708

DT Auto Owner Trust Series 2016-4A, Class D 3.77% due 10/17/2022*	433,000	435,472
DT Auto Owner Trust Series 2018-1A, Class D 3.81% due 12/15/2023*	496,000	499,824
DT Auto Owner Trust Series 2015-2A, Class D 4.25% due 02/15/2022*	150,806	150,922
DT Auto Owner Trust Series 2017, Class B 5.84% due 12/16/2022(16)	800,000	799,820
Engs Commercial Finance Trust Series 2016-1A, Class A2 2.63% due 02/22/2022*	122,916	122,636
Exantas Capital Corp., Ltd. FRS Series 2018-RSO6, Class B 3.62% (1 ML+1.15%) due 06/15/2035*(2)	910,000	910,025
Exantas Capital Corp., Ltd. FRS Series 2019-RSO7, Class B 4.20% (1 ML+1.70%) due 04/15/2036*(2)	1,233,000	1,234,547
Exeter Automobile Receivables Trust Series 2017-3A, Class A 2.05% due 12/15/2021*	100,869	100,610
Exeter Automobile Receivables Trust Series 2016-3A, Class B 2.84% due 08/16/2021*	196,791	196,728
Exeter Automobile Receivables Trust Series 2016-2A, Class B 3.64% due 02/15/2022*	123,617	123,755
Exeter Automobile Receivables Trust Series 2018-4A, Class B 3.64% due 11/15/2022*	549,000	553,610
Exeter Automobile Receivables Trust Series 2017-3A, Class C 3.68% due 07/17/2023*	1,041,000	1,051,715
Exeter Automobile Receivables Trust Series 2017-1A, Class C 3.95% due 12/15/2022*	235,000	236,995
First Investors Auto Owner Trust Series 2017-2A, Class C 3.00% due 08/15/2023*	1,100,000	1,100,520
Flagship Credit Auto Trust Series 2016-4, Class C 2.71% due 11/15/2022*	498,000	496,959
Flagship Credit Auto Trust Series 2015-3, Class B 3.68% due 03/15/2022*	198,102	198,612
Flagship Credit Auto Trust Series 2015-3, Class C 4.65% due 03/15/2022*	189,000	192,124
Flatiron CLO, Ltd. FRS Series 2015-1A, Class BR 4.00% (3 ML+1.40%) due 04/15/2027*(1)	4,102,328	4,090,526
Flatiron CLO, Ltd. FRS Series 2015-1A, Class CR 4.50% (3 ML+1.90%) due 04/15/2027*(1)	760,000	758,466
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	1,800,000	1,799,581
Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31% due 04/15/2026*	1,800,000	1,795,892
FORT CRE LLC FRS Series 2018-1A, Class A1 3.84% (1 ML+1.35%) due 11/21/2035*	2,787,500	2,787,494
FORT CRE LLC FRS Series 2018-1A, Class C 5.32% (1 ML+2.83%) due 11/21/2035*	2,370,000	2,393,627
Foundation Finance Trust Series 2019-1A, Class A 3.86% due 11/15/2034*	850,000	852,537
FREED ABS Trust Series 2018-1, Class A 3.61% due 07/18/2024*	502,705	503,722
FREED ABS Trust Series 2018-2, Class A 3.99% due 10/20/2025*	1,321,825	1,330,492
Galaxy CLO, Ltd. FRS Series 2018-29A, Class B 4.08% (3 ML+1.40%) due 11/15/2026*(1)	1,287,655	1,275,100
Galaxy XXIX CLO, Ltd. FRS Series 2018-29A, Class A 3.47% (3 ML+0.79%) due 11/15/2026*(1)	2,989,457	2,979,721
GLS Auto Receivables Trust Series 2016-1A, Class B 4.39% due 01/15/2021*	36,441	36,467
GLS Auto Receivables Trust Series 2016-1A, Class C 6.90% due 10/15/2021*	500,000	512,163
GMF Floorplan Owner Revolving Trust Series 2017-2, Class C 2.63% due 07/15/2022*	1,513,000	1,504,116
GMF Floorplan Owner Revolving Trust FRS Series 2017-1, Class A2 3.04% (1 ML+0.57%) due 01/18/2022*	5,927,000	5,939,463
GoodGreen Trust Series 2017-2A, Class A 3.26% due 10/15/2053*	980,731	977,045
GoodGreen Trust Series 2017-1A, Class A 3.74% due 10/15/2052*	209,698	211,792
GoodGreen Trust Series 2017-R1, Class 5.00% due 10/20/2051*	1,681,970	1,642,948

GPMT, Inc. FRS Series 2018-FL1, Class A 3.39% (1 ML+0.90%) due 11/21/2035*(2)	1,586,123	1,586,619
GS Mtg. Securities Corp. II Series 2015-GC30, Class A4 3.38% due 05/10/2050(2)	2,766,411	2,823,350
GSR Mtg. Loan Trust FRS Series 2005-7F, Class 3A1 2.98% (1 ML+0.50%) due 09/25/2035(4)	6,657	6,413
Harbourview CLO VII, Ltd. FRS Series 7RA, Class B 4.30% (3 ML+1.70%) due 07/18/2031*(1)	2,865,000	2,834,932
Headlands Residential LLC Series 2017-RPL1, Class A 3.88% due 08/25/2022*(4)(5)	1,400,000	1,385,720
Headlands Residential LLC Series 2017-RPL, Class 4.25% due 06/25/2023(5)	1,790,000	1,789,793
HERO Funding Trust Series 2016-3A, Class A1 3.08% due 09/20/2042*	277,331	274,383
HERO Funding Trust Series 2017-3A, Class A2 3.95% due 09/20/2048*	898,209	914,638
HERO Funding Trust Series 2017-1A, Class A2 4.46% due 09/20/2047*	692,016	713,280
Hilton Grand Vacations Trust Series 2017-AA, Class A 2.66% due 12/26/2028*	196,254	194,868
Hunt CRE, Ltd. FRS Series 2018-FL2, Class AS 3.92% (1 ML+1.45%) due 08/15/2028*	351,000	350,781
Hunt CRE, Ltd. FRS Series 2018-FL2, Class B 4.12% (1 ML+1.65%) due 08/15/2028*	722,500	722,963
Hunt CRE, Ltd. FRS Series 2018-FL2, Class C 4.82% (1 ML+2.35%) due 08/15/2028*	238,500	239,245
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(2)	1,180,000	1,216,547
IndyMac INDX Mtg. Loan Trust VRS Series 2005-AR1, Class 1A1 3.95% due 03/25/2035(3)(4)	162,176	162,247
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(2)	4,694,676	4,739,455
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(2)	5,000,000	5,127,752
JPMCC Commercial Mtg. Securities Trust Series 2017-JP7, Class A5 3.45% due 09/15/2050(2)	2,847,257	2,896,234
JPMorgan Mtg. Trust VRS Series 2003-A1, Class 1A1 4.43% due 10/25/2033(3)(4)	476,291	485,810
Kabbage Funding LLC Series 2019-1, Class A 3.83% due 03/15/2024*	2,135,000	2,149,186
KREF, Ltd. FRS Series 2018-FL1, Class C 4.47% (1 ML+2.00%) due 06/15/2036*	2,332,500	2,349,588
Lendmark Funding Trust Series 2017-1A, Class A 2.83% due 12/22/2025*	587,000	582,605
LoanCore Issuer, Ltd. FRS Series 2018-CRE1, Class AS 3.97% (1 ML+1.50%) due 05/15/2028*	3,895,000	3,900,032
LoanCore Issuer, Ltd. FRS Series 2018-CRE1, Class C 5.02% (1 ML+2.55%) due 05/15/2028*	1,025,000	1,026,796
Loomis Sayles CLO II, Ltd. FRS Series 2015-2A, Class A1R 3.50% (3 ML+0.90%) due 04/15/2028*(1)	2,500,000	2,478,850
LV Tower 52 Series 2013-1, Class A 5.75% due 07/15/2019*(16)	1,626,088	1,626,088
Mariner Finance Issuance Trust Series 2017-AA, Class A 3.62% due 02/20/2029*	493,612	494,419
Marlette Funding Trust Series 2018-1A, Class A 2.61% due 03/15/2028*	296,050	295,659
Merrill Lynch Mtg. Investors Trust FRS Series 2003-F, Class A1 3.12% (1 ML+0.64%) due 10/25/2028(4)	460,747	457,692
Merrill Lynch Mtg. Investors Trust FRS Series 2003-G, Class A2 3.57% (6 ML+0.68%) due 01/25/2029(4)	938,287	940,221
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A4 3.34% due 03/15/2048(2)	1,207,415	1,227,775

Neuberger Berman CLO XVI-S, Ltd. FRS Series 2017-16SA, Class B 3.85% (3 ML+1.25%) due 01/15/2028*(1)	1,920,000	1,890,891
New Residential Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	175,000	174,595
NextGear Floorplan Master Owner Trust Series 2018-1A, Class A2 3.22% due 02/15/2023*	1,360,000	1,366,792
Oaktree CLO, Ltd. FRS Series 2014-2A, Class BR 5.14% (3 ML+2.55%) due 10/20/2026*(1)	555,000	554,500
OCP CLO, Ltd. FRS Series 2015-9A, Class A2R 3.95% (3 ML+1.35%) due 07/15/2027*(1)	2,490,000	2,469,129
Ocwen Master Advance Receivables Trust Series 2018-T2, Class CT2 4.19% due 08/15/2050*	1,011,000	1,015,560
OL SP LLC Series 2018, Class A 4.16% due 02/09/2030	1,390,314	1,393,944
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A 3.50% due 04/18/2022*	516,000	517,774
OneMain Financial Issuance Trust Series 2016-1A, Class A 3.66% due 02/20/2029*	522,119	524,223
OneMain Financial Issuance Trust Series 2015-1A, Class B 3.85% due 03/18/2026*	125,000	125,267
Oportun Funding IX LLC Series 2018-B, Class A 3.91% due 07/08/2024*	1,941,000	1,953,610
Oportun Funding VI LLC Series 2017-A, Class A 3.23% due 06/08/2023*	460,000	457,846
Oportun Funding VII LLC Series 2017-B, Class A 3.22% due 10/10/2023*	383,000	381,038
Oportun Funding VIII LLC Series 2018-A, Class A 3.61% due 03/08/2024*	1,012,000	1,014,305
Oportun Funding X LLC Series 2018-C, Class A 4.10% due 10/08/2024*	2,653,000	2,687,954
Parallel, Ltd. FRS Series 2015-1A, Class 1R 4.34% (3 ML+1.75%) due 07/20/2027*(1)	680,000	672,286
Parallel, Ltd. FRS Series 2015-1A, Class 2R 4.34% (3 ML+1.75%) due 07/20/2027*(1)	730,000	716,340
Pretium Mortgage Credit Partners LLC Series 2018-NPL4, Class A1 4.83% due 09/25/2058*(5)	1,111,928	1,121,878
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	1,607,074	1,602,181
Progress Residential Trust Series 2015-SFR3, Class A 3.07% due 11/12/2032*	1,734,237	1,730,486
Progress Residential Trust Series 2015-SFR2, Class B 3.14% due 06/12/2032*	503,000	500,885
Progress Residential Trust Series 2015-SFR2, Class C 3.44% due 06/12/2032*	855,000	852,733
Progress Residential Trust Series 2018-SFR2, Class E 4.66% due 08/17/2035*	1,002,000	1,025,645
Progress Residential Trust Series 2015-SFR3, Class D 4.67% due 11/12/2032*	400,000	402,451
Progress Residential Trust Series 2015-SFR3, Class E 5.66% due 11/12/2032*	250,000	252,734
Prosper Marketplace Issuance Trust Series 2017-3A, Class A 2.36% due 11/15/2023*	40,505	40,492
Purchasing Power Funding LLC Series 2018-A, Class A 3.34% due 08/15/2022*	2,390,000	2,388,846
Renew Financial Series 2017-1A, Class A 3.67% due 09/20/2052*	281,756	286,894
Rice Park Financing Trust Series 2016-A, Class A 4.63% due 10/31/2041*	1,093,033	1,093,252
Santander Drive Auto Receivables Trust Series 2015-5, Class E 4.67% due 02/15/2023*	1,900,000	1,918,830
Santander Retail Auto Lease Trust Series 2018-A, Class A3 2.93% due 05/20/2021*	958,000	960,203
Santander Retail Auto Lease Trust Series 2019-A, Class B 3.01% due 05/22/2023*	1,442,000	1,442,940
Seasoned Credit Risk Transfer Trust Series 2019-1, Class MT 3.50% due 07/25/2058(4)	2,175,282	2,172,902
Sequoia Mtg. Trust FRS Series 2004-9, Class A1 3.17% (1 ML+0.68%) due 10/20/2034(4)	856,797	838,594

Sequoia Mtg. Trust FRS Series 2003-1, Class 1A 3.25% (1 ML+0.76%) due 04/20/2033(4)	906,635	890,413
Shelter Growth Capital Partners FRS Series 2018-FL1, Class B 3.97% (1 ML+1.50%) due 01/15/2035*(2)	1,491,750	1,493,609
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*	120,013	120,114
Sonoran Auto Receivables Trust 2017-1 4.75% due 07/15/2024(16)	2,274,964	2,303,401
Sonoran Auto Receivables Trust 2018-1 4.75% due 06/15/2025(16)	1,549,239	1,568,125
Springleaf Funding Trust Series 2015-AA, Class A 3.16% due 11/15/2024*	233,420	233,443
Springleaf Funding Trust Series 2015-AA, Class B 3.62% due 11/15/2024*	544,000	544,520
Structured Asset Mtg. Investments II Trust FRS Series 2005-AR5, Class A3 2.74% (1 ML+0.25%) due 07/19/2035(4)	508,737	504,867
Synchrony Card Funding LLC Series 2019-A1, Class A 2.95% due 03/17/2025	2,373,000	2,394,090
Synchrony Card Issuance Trust Series 2018-A1, Class A1 3.38% due 09/15/2024	1,200,000	1,222,044
THL Credit Wind River, Ltd. FRS Series 2015-2A, Class CR 4.30% (3 ML+1.70%) due 10/15/2027*(1)	435,000	432,766
Thornburg Mtg. Securities Trust VRS Series 2004-4, Class 3A 4.08% due 12/25/2044(3)(4)	152,022	153,871
TICP CLO I-2, Ltd. FRS Series 2018-IA, Class A2 4.09% (3 ML+1.50%) due 04/26/2028*(1)	2,991,269	2,948,557
Tricolor Auto Securitization Trust Series 2018-1A, Class A 5.05% due 12/15/2020*	714,249	714,340
Tricon American Homes Trust Series 2016-SFR1, Class A 2.59% due 11/17/2033*	493,607	488,003
UBS Commercial Mtg. Trust Series 2018-C8, Class A4 3.98% due 02/15/2051(2)	956,930	1,005,362
Upgrade Receivables Trust Series 2018-1A, Class A 3.76% due 11/15/2024*	417,335	418,722
US Auto Funding LLC Series 2019-1A, Class B 3.99% due 12/15/2022*	1,700,000	1,702,077
US Auto Funding LLC Series 2018-1A, Class A 5.50% due 07/15/2023*	1,157,658	1,173,456
Verizon Owner Trust Series 2016-1A, Class A 1.42% due 01/20/2021*	24,532	24,462
Verizon Owner Trust Series 2017-2A, Class A 1.92% due 12/20/2021*	1,415,000	1,408,682
Verizon Owner Trust Series 2017-3A, Class A1A 2.06% due 04/20/2022*	1,271,000	1,264,174
Verizon Owner Trust Series 2018-1A, Class A1A 2.82% due 09/20/2022*	2,565,000	2,572,500
Veros Automobile Receivables Trust Series 2018-1, Class B 4.05% due 02/15/2024*	1,800,000	1,816,410
VM DEBT LLC Series 2017-1, Class A 6.50% due 10/02/2024*	1,085,000	1,085,000
VOLT LLC Series 2018-FT1, Class A1 3.26% due 01/27/2023	226,940	224,405
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(5)	1,211,059	1,209,807
VOLT LXIX LLC Series 2018-NPL5, Class AIA 4.21% due 08/25/2048*(5)	676,404	680,434
VOLT LXVI Series 2018-NPL2 Class A1 4.34% due 05/25/2048*(5)	778,139	780,272
VOLT LXVII LLC Series 2018-NPL3, Class A1 4.38% due 06/25/2048*(5)	972,691	975,163
VOLT LXVIII LLC Series 2018-NPL4, Class A1A 4.34% due 07/27/2048*(5)	832,319	834,746
VOLT LXX LLC Series 2018-NPL6, Class A1A 4.11% due 09/25/2048*(5)	701,538	703,835
VOLT LXXII LLC Series 2018-NPL8, Class A1A 4.21% due 10/26/2048*(5)	2,148,032	2,162,750
VOLT LXXV LLC Series 2019-NPL1, Class A1A 4.34% due 01/25/2049*(5)	1,376,336	1,387,278
VSE Voi Mtg. LLC Series 2018-A, Class A 3.56% due 02/20/2036*	616,135	626,432
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR6, Class 2A1A 2.94% (1 ML+0.46%) due 04/25/2045(4)	54,134	53,718

Wells Fargo Commercial Mtg. Trust Series 2016-LC25, Class A4 3.64% due 12/15/2059(2)	5,195,581	5,357,491
Wells Fargo Commercial Mtg. Trust Series 2015-C30, Class A4 3.66% due 09/15/2058(2)	729,000	753,786
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(2)	5,000,000	5,196,225
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-S, Class A1 4.64% due 09/25/2034(3)(4)	567,765	585,368
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR10, Class 2A16 4.84% due 06/25/2035(3)(4)	397,793	404,365
West CLO, Ltd. FRS Series 2014-1A, Class A2R 3.95% (3 ML+1.35%) due 07/18/2026*(1)	3,146,734	3,126,397
West CLO, Ltd. FRS Series 2014-1A, Class CR 5.60% (3 ML+3.00%) due 07/18/2026*(1)	650,000	647,178
Westgate Resorts LLC Series 2017-1A, Class A 3.05% due 12/20/2030*	262,478	261,108
Westlake Automobile Receivables Trust Series 2017-1A, Class C 2.70% due 10/17/2022*	279,000	278,638
Westlake Automobile Receivables Trust Series 2016-2A, Class D 4.10% due 06/15/2021*	210,000	210,943
World Financial Network Credit Card Master Trust Series 2019-A, Class A 3.14% due 12/15/2025	1,090,000	1,102,494
World Omni Automobile Lease Securitization Trust Series 2018-A, Class A3 2.83% due 07/15/2021	950,000	951,683

Total Asset Backed Securities (cost $307,645,234)		307,733,724

U.S. CORPORATE BONDS & NOTES - 28.3%
Aerospace/Defense - 0.1%
Lockheed Martin Corp. Senior Notes 3.10% due 01/15/2023	104,000	105,057
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	300,000	325,763
Northrop Grumman Corp. Senior Notes 3.20% due 02/01/2027	223,000	219,801
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	100,000	98,342
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	51,000	48,802
Rockwell Collins, Inc. Senior Notes 3.20% due 03/15/2024	105,000	105,072
Rockwell Collins, Inc. Senior Notes 4.35% due 04/15/2047	50,000	49,729

		952,566

Aerospace/Defense-Equipment - 0.5%
Harris Corp. Senior Notes 3.83% due 04/27/2025	100,000	102,911
Harris Corp. Senior Notes 4.85% due 04/27/2035	200,000	213,089
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	2,673,000	2,708,083
United Technologies Corp. Senior Notes 3.75% due 11/01/2046	225,000	207,745
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	895,000	935,086
United Technologies Corp. Senior Notes 4.05% due 05/04/2047	2,503,000	2,420,714
United Technologies Corp. Senior Notes 4.13% due 11/16/2028	950,000	991,024
United Technologies Corp. Senior Notes 4.15% due 05/15/2045	296,000	290,815
United Technologies Corp. Senior Notes 4.45% due 11/16/2038	55,000	57,364
United Technologies Corp. Senior Notes 4.50% due 06/01/2042	225,000	233,444

		8,160,275

Agricultural Chemicals - 0.0%
Mosaic Co. Senior Notes 5.63% due 11/15/2043	400,000	423,442

Agricultural Operations - 0.0%
Bunge, Ltd. Finance Corp. Company Guar. Notes 3.50% due 11/24/2020	122,000	122,600
Cargill, Inc. Senior Notes 3.25% due 03/01/2023*	45,000	45,595

		168,195

Airlines - 0.3%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	256,536	248,748
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.65% due 12/15/2029	52,171	51,321
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.65% due 08/15/2030	181,800	183,444
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-2, Class B 3.70% due 04/15/2027	506,976	495,695
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	263,172	264,567
American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-2, Class A 4.95% due 07/15/2024	102,122	105,850
Continental Airlines Pass-Through Trust Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	91,168	93,201
Continental Airlines Pass-Through Trust Pass-Through Certs. Series 2012-1, Class A 4.15% due 10/11/2025	422,813	434,059
Spirit Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.38% due 08/15/2031	203,894	202,607
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class A 3.45% due 01/07/2030	137,207	135,260
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	537,478	533,469
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 3.65% due 07/07/2027	210,301	208,135
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class A 3.70% due 09/01/2031	317,377	308,746
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 4.00% due 10/11/2027	291,066	297,847
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 4.15% due 02/25/2033	560,000	576,148
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class A 4.55% due 02/25/2033	500,000	515,589
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class B 4.60% due 09/01/2027	137,244	139,440

		4,794,126

Applications Software - 0.4%
Microsoft Corp. Senior Notes 2.00% due 08/08/2023	3,193,000	3,118,275
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	200,000	193,638
Microsoft Corp. Senior Notes 2.88% due 02/06/2024	351,000	354,417
Microsoft Corp. Senior Notes 3.30% due 02/06/2027	223,000	228,605
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	137,000	137,815
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	110,000	112,314
Microsoft Corp. Senior Notes 4.00% due 02/12/2055	143,000	148,197
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	2,561,000	2,750,358
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	154,000	167,576
Microsoft Corp. Senior Notes 4.50% due 02/06/2057	333,000	374,334
Microsoft Corp. Senior Notes 4.75% due 11/03/2055	107,000	125,967

		7,711,496

Auto-Cars/Light Trucks - 0.5%
American Honda Finance Corp. Senior Notes 2.45% due 09/24/2020	165,000	164,683
Daimler Finance North America LLC Company Guar. Notes 2.30% due 01/06/2020*	1,080,000	1,075,431
General Motors Co. Senior Notes 4.88% due 10/02/2023	1,200,000	1,264,168
General Motors Co. Senior Notes 5.15% due 04/01/2038	150,000	144,275
General Motors Co. Senior Notes 5.20% due 04/01/2045	1,200,000	1,125,074
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	205,000	205,999
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 11/07/2024	290,000	285,937
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	284,000	285,309
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	525,000	530,558
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	1,466,000	1,441,467
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	150,000	152,034
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 04/09/2025	1,785,000	1,820,625
Hyundai Capital America Senior Notes 2.00% due 07/01/2019*	86,000	85,868
Nissan Motor Acceptance Corp. Senior Notes 2.55% due 03/08/2021*	250,000	246,800
Nissan Motor Acceptance Corp. Senior Notes 3.15% due 03/15/2021*	150,000	149,642

		8,977,870

Auto-Heavy Duty Trucks - 0.2%
Allison Transmission, Inc. Senior Notes 4.75% due 10/01/2027*	2,845,000	2,787,559

Banks-Commercial - 0.6%
BB&T Corp. Senior Notes 2.63% due 06/29/2020	250,000	249,717
Citizens Bank NA Senior Notes 3.70% due 03/29/2023	340,000	349,060
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	47,000	46,425
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	94,000	96,917
Compass Bank Senior Notes 2.88% due 06/29/2022	4,211,000	4,189,601
Discover Bank Senior Notes 4.20% due 08/08/2023	475,000	494,123
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	450,000	451,794
PNC Bank NA Senior Notes 3.10% due 10/25/2027	4,059,000	4,045,835
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	108,000	107,397
Regions Financial Corp. Senior Notes 3.80% due 08/14/2023	106,000	109,243
SunTrust Bank Sub. Notes 3.30% due 05/15/2026	200,000	197,920

		10,338,032

Banks-Fiduciary - 0.4%
Bank of New York Mellon Corp. Senior Notes 2.60% due 02/07/2022	100,000	99,701
Bank of New York Mellon Corp. Senior Notes 2.66% due 05/16/2023	120,000	119,229
Bank of New York Mellon Corp. Senior Notes 3.25% due 09/11/2024	720,000	729,994
Bank of New York Mellon Corp. Senior Notes 3.44% due 02/07/2028	5,131,000	5,186,142
Northern Trust Corp. Sub. Notes 3.38% due 05/08/2032	105,000	102,922
State Street Corp. Sub. Notes 3.10% due 05/15/2023	540,000	544,980
State Street Corp. Senior Notes 3.55% due 08/18/2025	88,000	91,104

		6,874,072

Banks-Super Regional - 1.0%
Fifth Third Bancorp Senior Notes 3.65% due 01/25/2024	3,950,000	4,061,182
Fifth Third Bancorp Senior Notes 3.95% due 03/14/2028	250,000	259,653

Huntington Bancshares, Inc. Senior Notes 2.30% due 01/14/2022	339,000	334,178
Huntington National Bank Senior Notes 2.88% due 08/20/2020	250,000	250,444
KeyCorp. Senior Notes 4.15% due 10/29/2025	75,000	79,212
KeyCorp. Senior Notes 5.10% due 03/24/2021	450,000	469,313
SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	102,000	101,585
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	103,000	103,293
SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	53,000	55,375
US Bancorp Senior Notes 2.35% due 01/29/2021	300,000	299,333
US Bancorp Senior Notes 2.38% due 07/22/2026	400,000	382,491
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	4,523,000	4,531,654
Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	1,440,000	1,454,965
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	200,000	203,780
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	544,000	556,934
Wells Fargo & Co. Senior Notes 4.15% due 01/24/2029	5,057,000	5,258,799
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	450,000	466,369
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	112,000	120,121

		18,988,681

Beverages-Non-alcoholic - 0.0%
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 3.13% due 12/15/2023	200,000	200,005
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 3.43% due 06/15/2027	75,000	72,643
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025*	112,000	116,939
Keurig Dr Pepper, Inc. Company Guar. Notes 4.99% due 05/25/2038*	161,000	166,471
PepsiCo, Inc. Senior Notes 4.60% due 07/17/2045	118,000	132,785

		688,843

Beverages-Wine/Spirits - 0.0%
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	145,000	153,229
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048	85,000	92,605

		245,834

Brewery - 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036*	1,360,000	1,381,822
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046*	1,380,000	1,400,316
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.70% due 02/01/2024	1,244,000	1,275,012
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.38% due 04/15/2038	540,000	526,156
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 01/23/2029	425,000	455,051
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	325,000	318,412
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	2,684,000	2,926,179

		8,282,948

Broadcast Services/Program - 0.3%
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	350,000	393,402
Fox Corp. Senior Notes 4.71% due 01/25/2029*	4,001,000	4,304,618

		4,698,020

Building & Construction Products-Misc. - 0.1%
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	1,018,000	1,037,088
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	1,018,000	1,062,751

		2,099,839

Building Products-Cement - 0.3%
CRH America, Inc. Company Guar. Notes 5.13% due 05/18/2045*	200,000	205,815
Martin Marietta Materials, Inc. Senior Notes 3.45% due 06/01/2027	733,000	702,602
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	3,569,000	3,720,634
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	1,504,000	1,330,634

		5,959,685

Building Products-Wood - 0.2%
Masco Corp. Senior Notes 4.38% due 04/01/2026	2,400,000	2,450,948
Masco Corp. Senior Notes 6.50% due 08/15/2032	250,000	283,158

		2,734,106

Cable/Satellite TV - 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 01/15/2024	280,000	287,000
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	3,159,000	3,347,610
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	138,000	141,674
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	131,000	148,010
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.83% due 10/23/2055	175,000	197,378
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	338,000	339,088
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	300,000	273,510
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	273,000	271,488
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	318,000	333,133
Comcast Corp. Company Guar. Notes 4.20% due 08/15/2034	630,000	659,054
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	385,000	414,314
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	485,000	542,422
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	206,000	260,594
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	2,762,000	2,734,481
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	134,000	130,861
Cox Communications, Inc. Senior Notes 4.60% due 08/15/2047*	137,000	131,470
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	360,000	340,841
CSC Holdings LLC Company Guar. Notes 5.50% due 05/15/2026*	2,925,000	3,003,609
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	2,877,000	2,566,187
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	150,000	149,586

		16,272,310

Cellular Telecom - 0.0%
Crown Castle Towers LLC Mtg. Notes 3.22% due 05/15/2042*	208,000	208,769

Chemicals-Diversified - 0.2%
Celanese US Holdings LLC Company Guar. Notes 3.50% due 05/08/2024	450,000	451,667
Dow Chemical Co. Senior Notes 3.00% due 11/15/2022	270,000	270,527

Dow Chemical Co. Senior Notes 4.13% due 11/15/2021	270,000	277,533
DowDuPont, Inc. Senior Notes 4.49% due 11/15/2025	330,000	354,130
DowDuPont, Inc. Senior Notes 5.32% due 11/15/2038	165,000	186,692
SASOL Financing USA LLC Company Guar. Notes 6.50% due 09/27/2028	1,743,000	1,911,352
Westlake Chemical Corp. Company Guar. Notes 4.38% due 11/15/2047	119,000	107,862

		3,559,763

Chemicals-Specialty - 0.0%
Albemarle Corp. Senior Notes 5.45% due 12/01/2044	150,000	153,323
International Flavors & Fragrances, Inc. Senior Notes 4.45% due 09/26/2028	135,000	141,694
International Flavors & Fragrances, Inc. Senior Notes 5.00% due 09/26/2048	143,000	149,762

		444,779

Coatings/Paint - 0.0%
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	103,000	102,730

Commercial Services - 0.0%
Ecolab, Inc. Senior Notes 3.25% due 01/14/2023	154,000	156,147
Ecolab, Inc. Senior Notes 3.25% due 12/01/2027	129,000	129,870

		286,017

Computer Services - 0.0%
DXC Technology Co. Senior Notes 4.25% due 04/15/2024	129,000	132,285
IBM Credit LLC Senior Notes 2.65% due 02/05/2021	300,000	299,570
IBM Credit LLC Senior Notes 3.00% due 02/06/2023	400,000	401,813

		833,668

Computers - 0.9%
Apple, Inc. Senior Notes 2.75% due 01/13/2025	400,000	398,076
Apple, Inc. Senior Notes 2.90% due 09/12/2027	3,086,000	3,035,158
Apple, Inc. Senior Notes 3.00% due 02/09/2024	469,000	473,499
Apple, Inc. Senior Notes 3.00% due 06/20/2027	300,000	297,853
Apple, Inc. Senior Notes 3.20% due 05/13/2025	288,000	293,482
Apple, Inc. Senior Notes 3.20% due 05/11/2027	171,000	172,034
Apple, Inc. Senior Notes 3.35% due 02/09/2027	4,056,000	4,130,391
Apple, Inc. Senior Notes 3.45% due 05/06/2024	186,000	191,807
Apple, Inc. Senior Notes 3.45% due 02/09/2045	519,000	483,475
Apple, Inc. Senior Notes 3.85% due 08/04/2046	362,000	358,877
Apple, Inc. Senior Notes 4.38% due 05/13/2045	1,451,000	1,553,521
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029*	4,508,000	4,646,846
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	590,000	639,246

		16,674,265

Containers-Paper/Plastic - 0.4%
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.75% due 02/01/2026	3,115,000	3,165,619
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	3,100,000	3,126,539
WRKCo, Inc. Company Guar. Notes 3.75% due 03/15/2025	300,000	303,553

		6,595,711

Cosmetics & Toiletries - 0.0%
Procter & Gamble Co. Senior Notes 2.70% due 02/02/2026	300,000	297,243

Unilever Capital Corp. Company Guar. Notes 3.38% due 03/22/2025	120,000	122,588

		419,831

Data Processing/Management - 0.2%
Fidelity National Information Services, Inc. Senior Notes 3.00% due 08/15/2026	3,071,000	2,975,153
Fidelity National Information Services, Inc. Senior Notes 4.75% due 05/15/2048	693,000	711,430

		3,686,583

Diagnostic Equipment - 0.1%
Danaher Corp. Senior Notes 2.40% due 09/15/2020	81,000	80,590
Thermo Fisher Scientific, Inc. Senior Notes 3.15% due 01/15/2023	450,000	453,188
Thermo Fisher Scientific, Inc. Senior Notes 4.15% due 02/01/2024	450,000	471,545

		1,005,323

Distribution/Wholesale - 0.1%
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	2,345,000	2,345,000
WW Grainger, Inc. Senior Notes 4.60% due 06/15/2045	104,000	110,275

		2,455,275

Diversified Banking Institutions - 3.8%
Bank of America Corp. Senior Notes 2.37% due 07/21/2021	365,000	362,608
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	359,000	354,104
Bank of America Corp. Senior Notes 2.88% due 04/24/2023	630,000	627,550
Bank of America Corp. Senior Notes 3.09% due 10/01/2025	390,000	386,788
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	144,000	144,424
Bank of America Corp. Senior Notes 3.25% due 10/21/2027	500,000	490,378
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	2,916,000	2,952,881
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	200,000	200,169
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	3,566,000	3,501,857
Bank of America Corp. Senior Notes 3.50% due 05/17/2022	173,000	174,943
Bank of America Corp. Senior Notes 3.55% due 03/05/2024	400,000	405,826
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	1,000,000	1,006,538
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,554,000	1,588,663
Bank of America Corp. Senior Notes 3.97% due 03/05/2029	2,482,000	2,537,678
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	292,000	299,192
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	270,000	278,787
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	5,444,000	5,751,321
Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	575,000	603,668
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	115,000	113,967
Citigroup, Inc. Senior Notes 2.75% due 04/25/2022	800,000	796,058
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	194,000	189,978
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	200,000	199,902
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	700,000	701,919
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	600,000	609,959
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	600,000	610,983
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	540,000	556,337
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	1,057,000	1,102,390

Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	53,000	55,004
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	300,000	315,374
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	2,292,000	2,259,060
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	1,800,000	1,789,620
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023	450,000	446,206
Goldman Sachs Group, Inc. Senior Notes 3.27% due 09/29/2025	484,000	478,276
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	2,600,000	2,651,919
Goldman Sachs Group, Inc. Senior Notes 3.63% due 02/20/2024	1,250,000	1,272,116
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	698,000	691,442
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	2,634,000	2,653,638
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	601,000	613,912
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	4,250,000	4,253,286
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	4,017,000	3,979,334
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	5,133,000	5,273,826
Morgan Stanley Senior Notes 2.63% due 11/17/2021	330,000	328,662
Morgan Stanley Senior Notes 3.13% due 07/27/2026	236,000	229,865
Morgan Stanley Senior Notes 3.59% due 07/22/2028	533,000	532,363
Morgan Stanley Senior Notes 3.63% due 01/20/2027	457,000	461,382
Morgan Stanley Senior Notes 3.77% due 01/24/2029	278,000	280,524
Morgan Stanley Senior Notes 3.88% due 01/27/2026	3,445,000	3,530,469
Morgan Stanley Senior Notes 4.00% due 07/23/2025	928,000	964,803
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	300,000	310,219
Morgan Stanley Senior Notes 4.30% due 01/27/2045	1,000,000	1,025,858
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	75,000	77,836
Morgan Stanley Senior Notes 4.38% due 01/22/2047	3,852,000	4,000,667
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	228,000	246,439
Morgan Stanley Senior Notes 5.50% due 07/28/2021	2,340,000	2,470,077
Morgan Stanley Senior Notes 5.75% due 01/25/2021	1,440,000	1,509,020

		69,250,065

Diversified Manufacturing Operations - 0.1%
Eaton Corp. Company Guar. Notes 5.80% due 03/15/2037	300,000	343,173
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	129,000	133,621
Parker-Hannifin Corp. Senior Notes 3.30% due 11/21/2024	180,000	181,873
Parker-Hannifin Corp. Senior Notes 4.10% due 03/01/2047	63,000	63,184
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	180,000	190,324

		912,175

E-Commerce/Products - 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	270,000	270,356
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	400,000	412,116
Amazon.com, Inc. Senior Notes 4.25% due 08/22/2057	400,000	423,242

Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	270,000	311,587

		1,417,301

E-Commerce/Services - 0.2%
Priceline Group, Inc. Senior Notes 2.75% due 03/15/2023	862,000	860,279
Priceline Group, Inc. Senior Notes 3.55% due 03/15/2028	300,000	302,958
Priceline Group, Inc. Senior Notes 3.65% due 03/15/2025	2,307,000	2,372,106

		3,535,343

Electric-Distribution - 0.0%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	121,000	116,700
Connecticut Light & Power Co. 1st Mtg. Notes 4.00% due 04/01/2048	153,000	157,959
Entergy Louisiana LLC Collateral Trust Bonds 3.05% due 06/01/2031	145,000	137,833
Mid-Atlantic Interstate Transmission LLC Senior Notes 4.10% due 05/15/2028*	140,000	143,383
New England Power Co. Senior Notes 3.80% due 12/05/2047*	140,000	134,225
New York State Electric & Gas Corp. Senior Notes 3.25% due 12/01/2026*	113,000	112,672

		802,772

Electric-Generation - 0.0%
Tri-State Generation & Transmission Association, Inc. 1st Mtg. Notes 4.25% due 06/01/2046	103,000	101,969

Electric-Integrated - 1.2%
Alabama Power Co. Senior Notes 3.75% due 03/01/2045	50,000	48,389
Alabama Power Co. Senior Notes 4.10% due 01/15/2042	63,000	61,792
Alabama Power Co. Senior Notes 5.70% due 02/15/2033	100,000	118,104
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	450,000	448,943
Berkshire Hathaway Energy Co. Senior Notes 3.50% due 02/01/2025	180,000	184,789
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	176,000	223,182
Cleveland Electric Illuminating Co. Senior Notes 3.50% due 04/01/2028*	286,000	280,534
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	100,000	116,724
CMS Energy Corp. Senior Notes 2.95% due 02/15/2027	116,000	110,936
CMS Energy Corp. Senior Notes 3.88% due 03/01/2024	400,000	410,371
Delmarva Power & Light Co. 1st Mtg. Bonds 4.15% due 05/15/2045	190,000	194,211
Dominion Resources, Inc. Senior Notes 2.75% due 09/15/2022	129,000	128,151
Dominion Resources, Inc. Senior Notes 3.90% due 10/01/2025	689,000	716,482
DTE Electric Co. General Refunding Mtg. 3.70% due 03/15/2045	111,000	108,250
DTE Energy Co. Senior Notes 3.50% due 06/01/2024	360,000	364,779
Duke Energy Carolinas LLC Company Guar. Notes 6.00% due 12/01/2028	200,000	241,360
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	180,000	185,791
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	200,000	186,101
Duke Energy Indiana LLC 1st Mtg. Notes 3.75% due 05/15/2046	250,000	243,069
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.70% due 06/15/2046	133,000	127,946
Duke Energy Progress LLC 1st Mtg. Notes 3.25% due 08/15/2025	254,000	258,714
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	180,000	186,506
Duquesne Light Holdings, Inc. Senior Notes 3.62% due 08/01/2027*	400,000	389,980
Entergy Arkansas, Inc. 1st Mtg. Bonds 3.50% due 04/01/2026	88,000	89,274

Entergy Mississippi, Inc. 1st Mtg. Notes 2.85% due 06/01/2028	124,000	119,401
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	661,000	670,281
Exelon Generation Co. LLC Senior Notes 3.40% due 03/15/2022	266,000	269,852
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	216,000	223,893
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	3,385,000	3,605,326
Florida Power & Light Co. 1st Mtg. Notes 3.25% due 06/01/2024	450,000	461,492
Jersey Central Power & Light Co. Senior Notes 6.15% due 06/01/2037	100,000	118,177
Kansas City Power & Light Co. Senior Notes 4.20% due 03/15/2048	100,000	103,192
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	241,000	231,770
MidAmerican Energy Co. 1st Mtg. Notes 3.50% due 10/15/2024	686,000	709,657
MidAmerican Energy Holdings Co. Senior Notes 5.15% due 11/15/2043	1,800,000	2,071,470
Nevada Power Co. General Refunding Mtg. 5.38% due 09/15/2040	96,000	108,946
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.40% due 09/15/2019	270,000	269,604
Niagara Mohawk Power Corp. Senior Notes 3.51% due 10/01/2024*	360,000	369,842
Pepco Holdings LLC Senior Notes 7.45% due 08/15/2032	119,000	157,205
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	2,200,000	2,226,673
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	1,100,000	1,178,620
PPL Electric Utilities Corp. 1st Mtg. Bonds 4.13% due 06/15/2044	270,000	276,873
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	150,000	196,536
PSI Energy, Inc. Senior Notes 6.12% due 10/15/2035	100,000	127,130
Public Service Co. of Colorado 1st Mtg. Bonds 3.55% due 06/15/2046	53,000	48,803
Public Service Co. of Oklahoma Senior Notes Series G 6.63% due 11/15/2037	450,000	573,857
Public Service Electric & Gas Co. 1st Mtg. Notes 2.25% due 09/15/2026	70,000	65,766
Public Service Electric & Gas Co. 1st Mtg. Notes 3.00% due 05/15/2025	208,000	207,585
Public Service Electric & Gas Co. 1st Mtg. Notes 5.70% due 12/01/2036	100,000	121,997
Southern California Edison Co. 1st Mtg. Notes 3.65% due 03/01/2028	200,000	197,808
Southern California Edison Co. 1st Mtg. Notes 5.55% due 01/15/2036	100,000	109,134
Southern Co. Senior Notes 3.25% due 07/01/2026	91,000	89,762
Southwestern Public Service Co. 1st Mtg. Notes 4.50% due 08/15/2041	100,000	107,494
Virginia Electric & Power Co. Senior Notes 3.80% due 04/01/2028	120,000	124,612
Virginia Electric & Power Co. Senior Notes 4.45% due 02/15/2044	180,000	192,029
Wisconsin Electric Power Co. Senior Notes 3.10% due 06/01/2025	110,000	109,863
Wisconsin Energy Corp. Senior Notes 3.55% due 06/15/2025	231,000	236,011
Xcel Energy, Inc. Senior Notes 2.40% due 03/15/2021	100,000	99,310
Xcel Energy, Inc. Senior Notes 3.35% due 12/01/2026	220,000	220,329

		21,424,678

Electric-Transmission - 0.1%
AEP Transmission Co. LLC Senior Notes 3.10% due 12/01/2026	972,000	961,985
ITC Holdings Corp. Senior Notes 2.70% due 11/15/2022	350,000	346,634

Pennsylvania Electric Co. Senior Notes 3.25% due 03/15/2028*	75,000	72,695

		1,381,314

Electronic Components-Semiconductors - 0.5%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	482,000	478,538
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	3,636,000	3,469,654
Broadcom, Inc. Company Guar. Notes 3.63% due 10/15/2024*	3,828,000	3,778,477
Broadcom, Inc. Company Guar. Notes 4.75% due 04/15/2029*	1,400,000	1,390,936
Intel Corp. Senior Notes 3.70% due 07/29/2025	163,000	170,244
Intel Corp. Senior Notes 4.00% due 12/15/2032	300,000	324,224

		9,612,073

Electronic Parts Distribution - 0.0%
Arrow Electronics, Inc. Senior Notes 3.25% due 09/08/2024	44,000	43,066
Arrow Electronics, Inc. Senior Notes 3.50% due 04/01/2022	200,000	202,226
Arrow Electronics, Inc. Senior Notes 3.88% due 01/12/2028	133,000	128,866

		374,158

Enterprise Software/Service - 0.2%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	122,000	120,142
Oracle Corp. Senior Notes 2.50% due 05/15/2022	361,000	359,129
Oracle Corp. Senior Notes 2.50% due 10/15/2022	450,000	446,780
Oracle Corp. Senior Notes 2.95% due 11/15/2024	400,000	400,419
Oracle Corp. Senior Notes 2.95% due 05/15/2025	600,000	597,185
Oracle Corp. Senior Notes 3.80% due 11/15/2037	200,000	198,369
Oracle Corp. Senior Notes 3.90% due 05/15/2035	100,000	101,415
Oracle Corp. Senior Notes 4.30% due 07/08/2034	690,000	735,152
Oracle Corp. Senior Notes 4.38% due 05/15/2055	200,000	208,334

		3,166,925

Finance-Consumer Loans - 0.0%
Synchrony Financial Senior Notes 3.70% due 08/04/2026	200,000	192,053

Finance-Credit Card - 0.4%
American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	663,000	660,710
American Express Credit Corp. Senior Notes 2.70% due 03/03/2022	75,000	75,007
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	105,000	103,862
Capital One Financial Corp. Senior Notes 3.75% due 04/24/2024	1,065,000	1,087,802
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	240,000	236,247
Capital One Financial Corp. Senior Notes 3.75% due 03/09/2027	2,565,000	2,543,276
Capital One Financial Corp. Senior Notes 3.80% due 01/31/2028	2,562,000	2,533,607
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	100,000	102,947
Western Union Co. Senior Notes 3.60% due 03/15/2022	300,000	304,017

		7,647,475

Finance-Investment Banker/Broker - 0.8%
Charles Schwab Corp. Senior Notes 3.20% due 03/02/2027	3,608,000	3,631,529
Charles Schwab Corp. Senior Notes 3.20% due 01/25/2028	1,968,000	1,959,526
E*TRADE Financial Corp. Senior Notes 2.95% due 08/24/2022	610,000	609,457
E*TRADE Financial Corp. Senior Notes 3.80% due 08/24/2027	4,193,000	4,088,602

E*TRADE Financial Corp. Senior Notes 4.50% due 06/20/2028	1,523,000	1,556,786
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	1,496,000	1,506,925
TD Ameritrade Holding Corp. Senior Notes 3.30% due 04/01/2027	1,148,000	1,153,225

		14,506,050

Finance-Leasing Companies - 0.1%
Air Lease Corp. Senior Notes 3.25% due 03/01/2025	194,000	188,377
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	150,000	161,599
International Lease Finance Corp. Senior Notes 8.63% due 01/15/2022	500,000	567,289

		917,265

Finance-Other Services - 0.3%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	291,000	292,820
GTP Acquisition Partners I LLC Sec. Notes 2.35% due 06/15/2045*	155,000	153,375
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	171,000	172,257
Intercontinental Exchange, Inc. Company Guar. Notes 3.10% due 09/15/2027	2,993,000	2,959,924
Intercontinental Exchange, Inc. Senior Notes 3.75% due 09/21/2028	1,520,000	1,572,397
National Rural Utilities Cooperative Finance Corp. Senior Sec. Notes 2.95% due 02/07/2024	87,000	87,598

		5,238,371

Food-Confectionery - 0.1%
WM Wrigley Jr. Co. Senior Notes 3.38% due 10/21/2020*	1,179,000	1,190,574

Food-Meat Products - 0.0%
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	200,000	206,563

Food-Misc./Diversified - 0.5%
Campbell Soup Co. Senior Notes 3.95% due 03/15/2025	330,000	335,323
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	1,990,000	2,103,093
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038	305,000	314,098
General Mills, Inc. Senior Notes 4.00% due 04/17/2025	2,913,000	3,030,930
General Mills, Inc. Senior Notes 4.20% due 04/17/2028	145,000	151,564
General Mills, Inc. Senior Notes 4.55% due 04/17/2038	55,000	55,415
Kellogg Co. Senior Notes 3.40% due 11/15/2027	143,000	138,794
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	650,000	649,105
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	1,863,000	1,648,182
Kraft Heinz Foods Co. Company Guar. Notes 5.00% due 07/15/2035	580,000	576,878
Kraft Heinz Foods Co. Company Guar. Notes 6.88% due 01/26/2039	82,000	94,653
McCormick & Co., Inc. Senior Notes 3.15% due 08/15/2024	119,000	118,695
McCormick & Co., Inc. Senior Notes 3.40% due 08/15/2027	132,000	130,277

		9,347,007

Food-Retail - 0.0%
The Kroger Co. Senior Notes 4.00% due 02/01/2024	540,000	556,989

Food-Wholesale/Distribution - 0.0%
Sysco Corp. Company Guar. Notes 3.55% due 03/15/2025	140,000	143,392
Sysco Corp. Company Guar. Notes 3.75% due 10/01/2025	111,000	114,554
Sysco Corp. Company Guar. Notes 4.45% due 03/15/2048	100,000	101,419

		359,365

Gas-Distribution - 0.5%
AGL Capital Corp. Company Guar. Notes 3.25% due 06/15/2026	85,000	83,109

AGL Capital Corp. Company Guar. Notes 5.25% due 08/15/2019	400,000	402,959
Atmos Energy Corp. Senior Notes 4.13% due 10/15/2044	270,000	278,089
Boston Gas Co. Senior Notes 3.15% due 08/01/2027*	3,603,000	3,531,778
Brooklyn Union Gas Co. Senior Notes 4.27% due 03/15/2048*	250,000	257,121
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/2021	540,000	553,276
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*	3,186,000	3,050,281
NiSource, Inc. Senior Notes 6.25% due 12/15/2040	330,000	407,255
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	58,000	56,321
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	71,000	66,207

		8,686,396

Insurance Brokers - 0.5%
Aon Corp. Company Guar. Notes 3.75% due 05/02/2029	3,568,000	3,564,753
Marsh & McLennan Cos., Inc. Senior Notes 2.35% due 03/06/2020	294,000	292,948
Marsh & McLennan Cos., Inc. Senior Notes 4.20% due 03/01/2048	4,172,000	4,157,225
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	878,000	937,604

		8,952,530

Insurance-Life/Health - 0.4%
Athene Global Funding Sec. Notes 2.75% due 04/20/2020*	352,000	351,494
Athene Global Funding Sec. Notes 4.00% due 01/25/2022*	221,000	226,861
Great-West Lifeco Finance Delaware LP Company Guar. Notes 4.15% due 06/03/2047*	300,000	300,932
Jackson National Life Global Funding Senior Sec. Notes 3.25% due 01/30/2024*	172,000	172,852
Lincoln National Corp. Senior Notes 3.80% due 03/01/2028	712,000	727,508
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	450,000	465,677
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*	149,000	136,737
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	100,000	100,108
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	2,490,000	2,504,238
Protective Life Global Funding Sec. Notes 2.00% due 09/14/2021*	300,000	293,768
Prudential Insurance Co. of America Sub. Notes 8.30% due 07/01/2025*	200,000	252,699
Reliance Standard Life Global Funding II Senior Sec. Notes 3.05% due 01/20/2021*	149,000	148,826
Reliance Standard Life Global Funding II Sec. Notes 3.85% due 09/19/2023*	355,000	362,110
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	200,000	205,941
Torchmark Corp. Senior Notes 4.55% due 09/15/2028	225,000	237,961

		6,487,712

Insurance-Multi-line - 0.1%
American Financial Group, Inc. Senior Notes 3.50% due 08/15/2026	300,000	290,833
Assurant, Inc. Senior Notes 4.20% due 09/27/2023	305,000	311,026
Guardian Life Insurance Co. of America Sub. Notes 4.85% due 01/24/2077*	63,000	66,146
Hartford Financial Services Group, Inc. Senior Notes 4.30% due 04/15/2043	260,000	261,834
Metropolitan Life Global Funding I Senior Sec. Notes 3.00% due 01/10/2023*	326,000	327,379

Voya Financial, Inc. Company Guar. Notes 3.65% due 06/15/2026	50,000	49,911

		1,307,129

Insurance-Mutual - 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	100,000	103,886
Liberty Mutual Group, Inc. Company Guar. Notes 4.57% due 02/01/2029*	350,000	365,812
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	350,000	347,172
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	31,000	48,478
New York Life Global Funding Sec. Notes 3.00% due 01/10/2028*	162,000	159,232
New York Life Insurance Co. Sub. Notes 4.45% due 05/15/2069*	305,000	311,794

		1,336,374

Insurance-Property/Casualty - 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	630,000	646,244
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	50,000	50,890
OneBeacon US Holdings, Inc. Company Guar. Notes 4.60% due 11/09/2022	300,000	306,479

		1,003,613

Internet Content-Entertainment - 0.2%
Netflix, Inc. Senior Notes 4.88% due 04/15/2028	3,046,000	3,019,348

Investment Management/Advisor Services - 0.2%
Ameriprise Financial, Inc. Senior Notes 2.88% due 09/15/2026	884,000	863,054
Blackstone Holdings Finance Co. LLC Company Guar. Notes 4.45% due 07/15/2045*	110,000	107,628
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	3,045,000	3,198,822

		4,169,504

Machinery-Construction & Mining - 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.75% due 08/20/2021	720,000	721,435
Caterpillar Financial Services Corp. Senior Notes 3.25% due 12/01/2024	180,000	183,132
Caterpillar, Inc. Senior Notes 6.05% due 08/15/2036	100,000	127,429

		1,031,996

Machinery-Farming - 0.1%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	539,000	550,839
John Deere Capital Corp. Senior Notes 3.35% due 06/12/2024	504,000	517,796

		1,068,635

Machinery-General Industrial - 0.2%
Roper Technologies, Inc. Senior Notes 3.00% due 12/15/2020	62,000	62,081
Wabtec Corp. Company Guar. Notes 4.95% due 09/15/2028	3,564,000	3,672,353

		3,734,434

Machinery-Pumps - 0.0%
Xylem, Inc. Senior Notes 3.25% due 11/01/2026	49,000	48,019

Medical Instruments - 0.1%
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	300,000	306,189
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2029	875,000	901,838
Boston Scientific Corp. Senior Notes 4.55% due 03/01/2039	200,000	207,807
Medtronic, Inc. Company Guar. Notes 3.13% due 03/15/2022	74,000	74,989
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	253,000	272,419

		1,763,242

Medical Labs & Testing Services - 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	203,000	204,062
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	2,462,000	2,396,825

Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026	56,000	55,448

		2,656,335

Medical Products - 0.3%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	1,147,000	1,172,131
Abbott Laboratories Senior Notes 3.88% due 09/15/2025	194,000	203,254
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	2,601,000	2,965,013
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	84,000	85,358
Zimmer Biomet Holdings, Inc. Senior Notes 3.70% due 03/19/2023	97,000	98,292

		4,524,048

Medical-Biomedical/Gene - 0.1%
Amgen, Inc. Senior Notes 3.13% due 05/01/2025	320,000	319,662
Amgen, Inc. Senior Notes 3.63% due 05/15/2022	200,000	204,858
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	29,000	29,127
Baxalta, Inc. Company Guar. Notes 5.25% due 06/23/2045	14,000	15,813
Celgene Corp. Senior Notes 3.90% due 02/20/2028	325,000	332,197
Celgene Corp. Senior Notes 5.70% due 10/15/2040	114,000	126,279
Gilead Sciences, Inc. Senior Notes 4.60% due 09/01/2035	86,000	91,291

		1,119,227

Medical-Drugs - 0.2%
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	420,000	410,839
Allergan, Inc. Company Guar. Notes 2.80% due 03/15/2023	300,000	293,706
Allergan, Inc. Company Guar. Notes 3.38% due 09/15/2020	138,000	138,734
Eli Lilly & Co. Senior Notes 4.15% due 03/15/2059	230,000	235,960
Johnson & Johnson Senior Notes 3.40% due 01/15/2038	309,000	300,182
Johnson & Johnson Senior Notes 4.38% due 12/05/2033	46,000	51,347
Merck & Co., Inc. Senior Notes 3.70% due 02/10/2045	34,000	33,323
Merck & Co, Inc. Senior Notes 3.90% due 03/07/2039	470,000	482,262
Pfizer, Inc. Senior Notes 3.00% due 12/15/2026	300,000	300,136
Pfizer, Inc. Senior Notes 3.90% due 03/15/2039	480,000	489,188

		2,735,677

Medical-HMO - 0.4%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	120,000	117,861
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	540,000	546,627
Anthem, Inc. Senior Notes 4.10% due 03/01/2028	105,000	107,401
Centene Corp. Senior Notes 5.38% due 06/01/2026*	1,735,000	1,804,799
Magellan Health, Inc. Senior Notes 4.90% due 09/22/2024	417,000	406,575
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022	3,551,000	3,504,142
UnitedHealth Group, Inc. Senior Notes 2.75% due 02/15/2023	181,000	180,883
UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	201,000	201,331
UnitedHealth Group, Inc. Senior Notes 4.63% due 07/15/2035	260,000	283,668
WellPoint, Inc. Senior Notes 4.65% due 08/15/2044	180,000	182,181

		7,335,468

Medical-Hospitals - 0.7%
Hackensack Meridian Health, Inc. Sec. Notes 4.21% due 07/01/2048	1,583,000	1,672,785
Hackensack Meridian Health, Inc. Senior Notes 4.50% due 07/01/2057	2,009,000	2,160,590
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,552,000	1,657,608
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	3,405,000	3,626,325
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	594,000	568,735
Northwell Healthcare, Inc. Sec. Notes 4.26% due 11/01/2047	1,720,000	1,721,620
Providence St Joseph Health Obligated Group Notes 2.75% due 10/01/2026	84,000	80,256
Texas Health Resources Sec. Notes 4.33% due 11/15/2055	400,000	416,499

		11,904,418

Medical-Wholesale Drug Distribution - 0.0%
Cardinal Health, Inc. Senior Notes 4.90% due 09/15/2045	90,000	84,910

Metal Processors & Fabrication - 0.2%
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	2,345,000	2,383,106
Precision Castparts Corp. Senior Notes 3.25% due 06/15/2025	160,000	163,419
Precision Castparts Corp. Senior Notes 4.20% due 06/15/2035	150,000	155,450
Precision Castparts Corp. Senior Notes 4.38% due 06/15/2045	100,000	106,774

		2,808,749

Metal-Copper - 0.3%
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	2,490,000	2,337,487
Freeport-McMoRan, Inc. Company Guar. Notes 6.88% due 02/15/2023	2,800,000	2,954,000

		5,291,487

Metal-Diversified - 0.1%
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	1,630,000	1,665,127

Multimedia - 0.3%
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	900,000	904,074
Time Warner, Inc. Company Guar. Notes 3.55% due 06/01/2024	1,200,000	1,222,002
Time Warner, Inc. Company Guar. Notes 3.60% due 07/15/2025	350,000	351,029
Viacom, Inc. Senior Notes 3.88% due 04/01/2024	112,000	114,187
Walt Disney Co. Company Guar. Notes 3.00% due 02/13/2026	450,000	450,716
Walt Disney Co. Company Guar. Notes 3.70% due 10/15/2025*	540,000	563,209
Walt Disney Co. Company Guar. Notes 6.15% due 02/15/2041*	200,000	263,736
Warner Media LLC Company Guar. Notes 3.80% due 02/15/2027	1,177,000	1,183,857

		5,052,810

Networking Products - 0.0%
Cisco Systems, Inc. Senior Notes 3.63% due 03/04/2024	360,000	376,215

Non-Hazardous Waste Disposal - 0.1%
Republic Services, Inc. Senior Notes 3.95% due 05/15/2028	1,322,000	1,380,255
Republic Services, Inc. Senior Notes 5.00% due 03/01/2020	450,000	458,139

		1,838,394

Oil Companies-Exploration & Production - 0.1%
Anadarko Holding Co. Senior Notes 7.15% due 05/15/2028	308,000	367,371
Apache Corp. Senior Notes 5.10% due 09/01/2040	270,000	269,218
Apache Corp. Senior Notes 6.00% due 01/15/2037	201,000	221,555
CNOOC Finance 2015 USA LLC Company Guar. Notes 3.50% due 05/05/2025	436,000	438,347
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	225,000	249,706
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	100,000	105,771

EQT Corp. Senior Notes 3.90% due 10/01/2027	201,000	189,701
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	200,000	198,063
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	130,000	134,281
Noble Energy, Inc. Senior Notes 6.00% due 03/01/2041	180,000	203,136
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	111,000	107,641
Occidental Petroleum Corp. Senior Notes 4.63% due 06/15/2045	53,000	54,227

		2,539,017

Oil Companies-Integrated - 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 3.02% due 01/16/2027	300,000	293,964
BP Capital Markets America, Inc. Company Guar. Notes 3.22% due 04/14/2024	400,000	403,673
Chevron Corp. Senior Notes 2.90% due 03/03/2024	215,000	216,428
Eni USA, Inc. Company Guar. Notes 7.30% due 11/15/2027	200,000	243,980
Exxon Mobil Corp. Senior Notes 4.11% due 03/01/2046	183,000	194,802

		1,352,847

Oil Refining & Marketing - 0.3%
Marathon Petroleum Corp. Senior Notes 3.80% due 04/01/2028*	855,000	850,074
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	2,911,000	2,923,433
Marathon Petroleum Corp. Senior Notes 5.85% due 12/15/2045	1,070,000	1,140,582
Phillips 66 Company Guar. Notes 3.90% due 03/15/2028	70,000	72,182
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	500,000	520,957

		5,507,228

Oil-Field Services - 0.0%
Baker Hughes a GE Co., LLC Senior Notes 5.13% due 09/15/2040	150,000	157,451
Halliburton Co. Senior Notes 3.50% due 08/01/2023	350,000	356,240
Halliburton Co. Senior Notes 4.85% due 11/15/2035	85,000	89,077
Schlumberger Holdings Corp. Senior Notes 3.90% due 05/17/2028*	227,000	226,219

		828,987

Paper & Related Products - 0.0%
International Paper Co. Senior Notes 3.00% due 02/15/2027	214,000	205,282
International Paper Co. Senior Notes 7.30% due 11/15/2039	100,000	125,716
International Paper Co. Senior Notes 8.70% due 06/15/2038	100,000	138,135

		469,133

Petrochemicals - 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.40% due 12/01/2026*	136,000	136,557
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.70% due 06/01/2028*	300,000	305,516

		442,073

Pharmacy Services - 0.5%
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023*	4,028,000	4,099,899
CVS Health Corp. Senior Notes 4.00% due 12/05/2023	877,000	898,006
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	1,266,000	1,289,323
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	339,000	342,755
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	500,000	486,387
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	279,000	275,291
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	253,649	259,711

CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	227,401	267,561
CVS Pass-Through Trust Pass-Through Certs. 8.35% due 07/10/2031*	301,162	367,809
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	540,000	534,928
Express Scripts Holding Co. Company Guar. Notes 3.50% due 06/15/2024	180,000	181,429

		9,003,099

Pipelines - 1.5%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.25% due 01/15/2025	161,000	169,288
Boardwalk Pipelines LP Company Guar. Notes 4.80% due 05/03/2029	400,000	399,652
Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	28,000	27,177
Buckeye Partners LP Senior Notes 4.88% due 02/01/2021	250,000	256,287
Buckeye Partners LP Senior Notes 5.85% due 11/15/2043	260,000	263,972
DCP Midstream Operating LP Company Guar. Notes 5.38% due 07/15/2025	2,445,000	2,570,208
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	150,000	152,822
Energy Transfer Partners LP Company Guar. Notes 3.60% due 02/01/2023	282,000	283,728
Energy Transfer Partners LP Company Guar. Notes 4.05% due 03/15/2025	173,000	175,699
Energy Transfer Partners LP Company Guar. Notes 4.75% due 01/15/2026	128,000	133,831
Energy Transfer Partners LP Company Guar. Notes 6.05% due 06/01/2041	517,000	552,787
Energy Transfer Partners LP Company Guar. Notes 6.50% due 02/01/2042	56,000	63,180
EnLink Midstream Partners LP Senior Notes 4.15% due 06/01/2025	300,000	288,750
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	270,000	278,863
Enterprise Products Operating LLC Company Guar. Notes 3.90% due 02/15/2024	720,000	746,247
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	180,000	187,555
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	350,000	360,353
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	1,700,000	1,773,614
Kinder Morgan, Inc. Company Guar. Notes 4.30% due 03/01/2028	500,000	517,405
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	103,000	101,229
Magellan Midstream Partners LP Senior Notes 4.20% due 12/01/2042	108,000	99,402
Magellan Midstream Partners LP Senior Notes 4.25% due 02/01/2021	150,000	153,624
Magellan Midstream Partners LP Senior Notes 6.40% due 05/01/2037	210,000	248,169
MPLX LP Senior Notes 4.13% due 03/01/2027	155,000	156,686
MPLX LP Senior Notes 4.50% due 04/15/2038	210,000	201,406
MPLX LP Senior Notes 4.70% due 04/15/2048	849,000	818,647
MPLX LP Senior Notes 4.80% due 02/15/2029	279,000	296,616
MPLX LP Senior Notes 5.20% due 03/01/2047	81,000	83,417
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	40,000	40,330
ONEOK Partners LP Company Guar. Notes 4.90% due 03/15/2025	400,000	426,193
ONEOK Partners LP Company Guar. Notes 5.00% due 09/15/2023	90,000	95,484
ONEOK, Inc. Company Guar. Notes 5.20% due 07/15/2048	2,354,000	2,442,056
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	240,000	280,237
ONEOK, Inc. Company Guar. Notes 7.50% due 09/01/2023	559,000	646,044

Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	49,000	48,193
Phillips 66 Partners LP Senior Notes 4.68% due 02/15/2045	507,000	495,869
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	106,000	107,212
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	810,000	807,902
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	1,114,000	1,128,384
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	2,017,000	2,148,068
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024	2,386,000	2,618,419
Southern Natural Gas Co. LLC Senior Notes 4.80% due 03/15/2047*	102,000	100,735
Southern Natural Gas Co. LLC Senor Notes 8.00% due 03/01/2032	140,000	188,075
Spectra Energy Partners LP Company Guar. Notes 3.50% due 03/15/2025	313,000	314,073
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.95% due 01/15/2043	567,000	530,031
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.95% due 12/01/2025	180,000	200,096
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.88% due 04/15/2026	2,930,000	3,084,741
TC PipeLines LP Senior Notes 3.90% due 05/25/2027	106,000	105,094
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	60,000	58,341
Western Gas Partners LP Senior Notes 4.00% due 07/01/2022	99,000	101,122
Western Gas Partners LP Senior Notes 4.50% due 03/01/2028	57,000	58,450
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	255,000	264,737
Williams Partners LP Senior Notes 3.90% due 01/15/2025	174,000	177,451
Williams Partners LP Senior Notes 4.85% due 03/01/2048	178,000	178,349

		28,006,300

Radio - 0.2%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	3,130,000	3,219,988

Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.80% due 04/15/2026	70,000	71,517
American Campus Communities Operating Partnership LP Company Guar. Notes 3.63% due 11/15/2027	441,000	432,939
American Tower Corp. Senior Notes 3.38% due 10/15/2026	175,000	172,613
American Tower Corp. Senior Notes 3.55% due 07/15/2027	4,489,000	4,423,419
AvalonBay Communities, Inc. Senior Notes 2.85% due 03/15/2023	150,000	149,636
AvalonBay Communities, Inc. Senior Notes 2.90% due 10/15/2026	110,000	108,050
AvalonBay Communities, Inc. Senior Notes 3.90% due 10/15/2046	64,000	63,448
Boston Properties LP Senior Notes 3.20% due 01/15/2025	228,000	227,667
Boston Properties LP Senior Notes 3.65% due 02/01/2026	148,000	149,415
Brixmor Operating Partnership LP Senior Notes 3.85% due 02/01/2025	200,000	199,213
Crown Castle International Corp. Senior Notes 2.25% due 09/01/2021	1,575,000	1,553,504
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	937,000	933,214
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	945,000	947,467
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	893,000	891,041
Crown Castle International Corp. Senior Notes 4.00% due 03/01/2027	464,000	471,271

Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	100,000	105,419
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	100,000	107,363
DDR Corp. Senior Notes 4.70% due 06/01/2027	94,000	97,005
Digital Realty Trust LP Company Guar. Notes 3.70% due 08/15/2027	115,000	114,590
Duke Realty LP Company Guar. Notes 3.63% due 04/15/2023	270,000	274,765
EPR Properties Company Guar. Notes 4.50% due 06/01/2027	207,000	209,317
EPR Properties Company Guar. Notes 4.95% due 04/15/2028	140,000	145,966
Equinix, Inc. Senior Notes 5.38% due 05/15/2027	2,685,000	2,842,341
Equity Commonwealth Senior Notes 5.88% due 09/15/2020	490,000	500,602
ERP Operating LP Senior Notes 2.38% due 07/01/2019	270,000	269,857
ERP Operating LP Senior Notes 3.50% due 03/01/2028	123,000	125,409
ERP Operating LP Senior Notes 4.75% due 07/15/2020	270,000	275,210
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.25% due 06/01/2025	1,006,000	1,057,246
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 11/01/2023	1,705,000	1,792,825
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	215,000	208,858
Government Properties Income Trust Senior Notes 3.75% due 08/15/2019	1,140,000	1,141,885
Government Properties Income Trust Senior Notes 4.00% due 07/15/2022	275,000	275,359
HCP, Inc. Senior Notes 3.88% due 08/15/2024	575,000	590,024
Health Care REIT, Inc. Senior Notes 3.75% due 03/15/2023	200,000	205,246
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	120,000	123,969
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	1,515,000	1,518,787
National Retail Properties, Inc. Senior Notes 4.00% due 11/15/2025	291,000	299,502
Public Storage Senior Notes 3.39% due 05/01/2029	180,000	180,737
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	300,000	304,663
Realty Income Corp. Senior Notes 3.88% due 07/15/2024	100,000	104,164
Realty Income Corp. Senior Notes 3.88% due 04/15/2025	210,000	219,055
Select Income REIT Senior Notes 3.60% due 02/01/2020	450,000	450,901
Senior Housing Properties Trust Senior Notes 3.25% due 05/01/2019	230,000	230,000
Senior Housing Properties Trust Senior Notes 4.75% due 02/15/2028	150,000	136,367
Ventas Realty LP Company Guar. Notes 3.75% due 05/01/2024	380,000	388,077

		25,089,923

Rental Auto/Equipment - 0.2%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	200,000	197,865
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	685,000	682,117
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	2,655,000	3,464,906

		4,344,888

Resort/Theme Parks - 0.2%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	3,185,000	3,185,000

Retail-Auto Parts - 0.0%
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	185,000	183,724

Retail-Building Products - 0.1%
Home Depot, Inc. Senior Notes 2.63% due 06/01/2022	43,000	43,096
Home Depot, Inc. Senior Notes 4.20% due 04/01/2043	172,000	179,364
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	180,000	193,232
Lowe’s Cos., Inc. Senior Notes 3.13% due 09/15/2024	180,000	181,007
Lowe’s Cos., Inc. Senior Notes 3.38% due 09/15/2025	119,000	120,256
Lowe’s Cos., Inc. Senior Notes 3.65% due 04/05/2029	232,000	232,090
Lowe’s Cos., Inc. Senior Notes 4.55% due 04/05/2049	247,000	250,968

		1,200,013

Retail-Consumer Electronics - 0.2%
Best Buy Co., Inc. Senior Notes 5.50% due 03/15/2021	3,128,000	3,248,412

Retail-Discount - 0.1%
Costco Wholesale Corp. Senior Notes 2.75% due 05/18/2024	215,000	215,498
Dollar General Corp. Senior Notes 4.13% due 05/01/2028	200,000	205,602
Dollar Tree, Inc. Senior Notes 4.20% due 05/15/2028	1,985,000	1,999,053
Wal-Mart Stores, Inc. Senior Notes 3.30% due 04/22/2024	270,000	277,078

		2,697,231

Retail-Drug Store - 0.0%
Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	100,000	101,173
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	460,000	446,998

		548,171

Retail-Restaurants - 0.0%
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	155,000	165,834
McDonald’s Corp. Senior Notes 6.30% due 10/15/2037	102,000	126,078

		291,912

Schools - 0.0%
President and Fellows of Harvard College Notes 3.30% due 07/15/2056	304,000	278,161

Semiconductor Components-Integrated Circuits - 0.0%
Analog Devices, Inc. Senior Notes 3.13% due 12/05/2023	122,000	122,910
Analog Devices, Inc. Senior Notes 4.50% due 12/05/2036	57,000	57,256
QUALCOMM, Inc. Senior Notes 3.25% due 05/20/2027	251,000	249,580

		429,746

Software Tools - 0.0%
VMware, Inc. Senior Notes 2.95% due 08/21/2022	389,000	387,149

Special Purpose Entities - 0.1%
Toll Road Investors Partnership II LP Senior Bonds zero coupon due 02/15/2026*	939,000	644,969
Toll Road Investors Partnership II LP Senior Bonds zero coupon due 02/15/2029*	2,723,000	1,559,012
Toll Road Investors Partnership II LP Senior Bonds zero coupon due 02/15/2031*	939,000	495,582

		2,699,563

Steel-Producers - 0.0%
Nucor Corp. Senior Notes 4.00% due 08/01/2023	630,000	658,701
Nucor Corp. Senior Notes 6.40% due 12/01/2037	100,000	127,073

		785,774

Telephone-Integrated - 0.7%
AT&T, Inc. Senior Notes 3.95% due 01/15/2025	417,000	430,187
AT&T, Inc. Senior Notes 4.13% due 02/17/2026	330,000	340,857
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	1,271,000	1,301,795
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	2,219,000	2,227,975

AT&T, Inc. Senior Notes 4.75% due 05/15/2046	1,638,000	1,626,351
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	936,000	965,401
AT&T, Inc. Senior Notes 5.15% due 11/15/2046	500,000	524,205
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	3,210,000	3,437,988
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	189,000	201,932
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	50,000	51,156
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	1,268,000	1,342,954
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	195,000	205,616
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	274,000	311,841

		12,968,258

Television - 0.0%
CBS Corp. Company Guar. Notes 3.70% due 08/15/2024	540,000	551,561

Tobacco - 0.3%
Altria Group, Inc. Company Guar. Notes 4.40% due 02/14/2026	685,000	707,532
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	1,741,000	1,809,091
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024	2,967,000	2,903,559
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	308,000	279,822

		5,700,004

Transport-Equipment & Leasing - 0.0%
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	250,000	248,063
Aviation Capital Group LLC Senior Notes 3.88% due 05/01/2023*	100,000	100,757

		348,820

Transport-Rail - 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.00% due 03/15/2023	300,000	303,036
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	720,000	727,935
Burlington Northern Santa Fe LLC Senior Notes 3.65% due 09/01/2025	400,000	416,309
CSX Corp. Senior Notes 3.40% due 08/01/2024	180,000	182,775
Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	221,000	229,571
Union Pacific Corp. Senior Notes 4.10% due 09/15/2067	100,000	92,629

		1,952,255

Transport-Services - 0.0%
FedEx Corp. Company Guar. Notes 3.90% due 02/01/2035	270,000	255,886
Ryder System, Inc. Senior Notes 2.45% due 09/03/2019	360,000	359,520
Ryder System, Inc. Senior Notes 2.50% due 05/11/2020	147,000	146,194
Ryder System, Inc. Senior Notes 2.88% due 09/01/2020	57,000	56,912

		818,512

Transport-Truck - 0.0%
JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026	245,000	249,429

Trucking/Leasing - 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 03/14/2023*	360,000	352,306
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.13% due 08/01/2023*	250,000	257,518

		609,824

Veterinary Diagnostics - 0.2%
Elanco Animal Health, Inc. Senior Notes 4.27% due 08/28/2023*	1,367,000	1,420,295
Elanco Animal Health, Inc. Senior Notes 4.90% due 08/28/2028*	1,300,000	1,377,427

		2,797,722

Vitamins & Nutrition Products - 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	251,000	264,698

Water - 0.0%
American Water Capital Corp. Senior Notes 3.40% due 03/01/2025	451,000	457,116

Total U.S. Corporate Bonds & Notes (cost $506,495,360)		513,029,433

FOREIGN CORPORATE BONDS & NOTES - 8.5%
Aerospace/Defense - 0.0%
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	300,000	311,863

Aerospace/Defense-Equipment - 0.0%
Airbus SE Senior Notes 3.15% due 04/10/2027*	245,000	245,723
Airbus SE Senior Notes 3.95% due 04/10/2047*	150,000	153,212

		398,935

Agricultural Chemicals - 0.0%
Nutrien, Ltd. Senior Notes 3.38% due 03/15/2025	158,000	157,325
Nutrien, Ltd. Senior Notes 4.13% due 03/15/2035	300,000	283,625
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	75,000	77,804
Nutrien, Ltd. Senior Notes 5.00% due 04/01/2049	110,000	117,404

		636,158

Airlines - 0.1%
Air Canada Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.30% due 07/15/2031*	208,522	203,148
Air Canada Pass-Through Trust Pass-Through Certs. Series 2017-1, Class A 3.55% due 07/15/2031*	294,269	285,116
Air Canada Pass-Through Trust Pass-Through Certs. Series 2013-1A, Class A 4.13% due 11/15/2026*	316,034	323,588
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.80% due 03/20/2033*	325,953	331,364
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class A 4.13% due 03/20/2033*	435,672	440,726

		1,583,942

Banks-Commercial - 1.3%
ABN AMRO Bank NV Senior Notes 2.45% due 06/04/2020*	438,000	436,456
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	400,000	418,678
ABN AMRO Bank NV Sub. Notes 4.80% due 04/18/2026*	3,200,000	3,359,338
AIB Group PLC Senior Notes 4.75% due 10/12/2023*	585,000	606,337
ANZ New Zealand International, Ltd. Company Guar. Notes 2.85% due 08/06/2020*	250,000	250,310
Australia & New Zealand Banking Group, Ltd. Sub. Notes 4.40% due 05/19/2026*	200,000	204,661
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	167,000	162,474
Banque Federative du Credit Mutuel SA Senior Notes 3.75% due 07/20/2023*	435,000	446,547
Barclays Bank PLC Sub. Notes 7.63% due 11/21/2022	700,000	763,875
BNZ International Funding, Ltd. Company Guar. Notes 2.90% due 02/21/2022*	250,000	249,765
BPCE SA Sub. Notes 4.50% due 03/15/2025*	2,200,000	2,247,235
BPCE SA Sub. Notes 4.63% due 07/11/2024*	600,000	615,906
Canadian Imperial Bank of Commerce Sec. Notes 2.25% due 07/21/2020*	273,000	272,011
Commonwealth Bank of Australia Senior Notes 2.00% due 09/06/2021*	300,000	294,326
Commonwealth Bank of Australia Senior Notes 2.50% due 09/18/2022*	400,000	395,367
Commonwealth Bank of Australia Senior Notes 2.85% due 05/18/2026*	300,000	291,318

Commonwealth Bank of Australia Senior Notes 3.45% due 03/16/2023*	300,000	305,934
Commonwealth Bank of Australia Sub. Notes 4.50% due 12/09/2025*	201,000	208,079
Cooperatieve Rabobank UA Senior Notes 3.88% due 09/26/2023*	250,000	257,890
Cooperatieve Rabobank UA Company Guar. Notes 4.38% due 08/04/2025	536,000	556,821
Cooperatieve Rabobank UA Company Guar. Notes 4.63% due 12/01/2023	400,000	417,999
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	528,000	572,836
Danske Bank A/S Senior Notes 2.00% due 09/08/2021*	200,000	193,925
Danske Bank A/S Senior Notes 2.70% due 03/02/2022*	200,000	197,063
HSBC Bank PLC Senior Notes 4.75% due 01/19/2021*	1,260,000	1,302,135
Industrial & Commercial Bank of China, Ltd. Senior Notes 2.45% due 10/20/2021	300,000	294,675
ING Groep NV Senior Notes 4.10% due 10/02/2023	925,000	955,154
Macquarie Bank, Ltd. Senior Notes 2.85% due 07/29/2020*	250,000	250,176
Macquarie Bank, Ltd. Senior Notes 4.00% due 07/29/2025*	250,000	256,084
National Australia Bank, Ltd. Senior Notes 2.50% due 01/12/2021	450,000	447,627
National Australia Bank, Ltd. Senior Notes 2.50% due 07/12/2026	250,000	237,595
National Australia Bank, Ltd. Senior Notes 3.38% due 01/14/2026	250,000	251,375
Nordea Bank AB Senior Notes 2.50% due 09/17/2020*	300,000	298,797
Nordea Bank AB Sub. Notes 4.25% due 09/21/2022*	450,000	460,781
Nordea Bank AB Senior Notes 4.88% due 01/27/2020*	100,000	101,528
Royal Bank of Canada Senior Notes 2.75% due 02/01/2022	198,000	198,469
Royal Bank of Canada Senior Notes 3.70% due 10/05/2023	900,000	929,862
Santander UK Group Holdings PLC Senior Notes 3.57% due 01/10/2023	400,000	401,375
Santander UK Group Holdings PLC Sub. Notes 4.75% due 09/15/2025*	200,000	202,209
Standard Chartered PLC Senior Notes 3.05% due 01/15/2021*	250,000	249,999
Standard Chartered PLC Senior Notes 4.25% due 01/20/2023*	400,000	407,265
Standard Chartered PLC Sub. Notes 4.87% due 03/15/2033*	250,000	254,848
Sumitomo Mitsui Trust Bank, Ltd. Senior Notes 2.05% due 10/18/2019*	400,000	398,698
Suncorp-Metway, Ltd. Senior Notes 3.30% due 04/15/2024*	420,000	420,816
Svenska Handelsbanken AB Company Guar. Notes 2.40% due 10/01/2020	400,000	398,119
Westpac Banking Corp. Bonds 2.00% due 03/03/2020*	439,000	436,621
Westpac Banking Corp. Senior Notes 2.60% due 11/23/2020	220,000	219,627
Westpac Banking Corp. Senior Notes 2.85% due 05/13/2026	200,000	194,554
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	300,000	301,118

		23,594,658

Banks-Fiduciary - 0.0%
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	300,000	299,219

Banks-Money Center - 0.0%
Lloyds Bank PLC Company Guar. Notes 2.40% due 03/17/2020	300,000	299,098

Beverages-Non-alcoholic - 0.0%
Coca-Cola Femsa SAB de CV Company Guar. Notes 3.88% due 11/26/2023	150,000	154,793

Building Products-Air & Heating - 0.1%
Johnson Controls International PLC Senior Notes 5.70% due 03/01/2041	818,000	868,961

Building-Heavy Construction - 0.0%
Vinci SA Senior Notes 3.75% due 04/10/2029*	200,000	203,113

Cellular Telecom - 0.1%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	810,000	814,148
Rogers Communications, Inc. Company Guar. Notes 4.35% due 05/01/2049	275,000	277,131
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	190,000	193,303
Vodafone Group PLC Senior Notes 4.13% due 05/30/2025	228,000	235,219
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	226,000	231,187
Vodafone Group PLC Senior Notes 6.25% due 11/30/2032	300,000	351,893

		2,102,881

Containers-Metal/Glass - 0.1%
ARD Finance SA Senior Sec. Notes 7.13% due 09/15/2023(6)	2,345,000	2,347,931

Diversified Banking Institutions - 1.9%
Banco Santander SA Senior Notes 3.13% due 02/23/2023	200,000	199,527
Bank of Nova Scotia Senior Notes 2.50% due 01/08/2021	250,000	249,353
Bank of Nova Scotia Senior Notes 3.40% due 02/11/2024	540,000	549,296
Barclays PLC Senior Notes 3.68% due 01/10/2023	652,000	652,246
Barclays PLC Senior Notes 4.38% due 01/12/2026	2,344,000	2,379,694
Barclays PLC Senior Notes 4.61% due 02/15/2023	450,000	461,142
Barclays PLC Senior Notes 4.97% due 05/16/2029	1,576,000	1,653,430
Credit Agricole SA Senior Notes 4.13% due 01/10/2027*	296,000	302,752
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	200,000	204,644
Credit Suisse Group AG Senior Notes 3.57% due 01/09/2023*	500,000	504,171
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*	250,000	247,861
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*	250,000	254,981
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.75% due 03/26/2025	2,860,000	2,893,838
Deutsche Bank NY Senior Notes 3.70% due 05/30/2024	450,000	433,802
Deutsche Bank NY Senior Notes 4.25% due 10/14/2021	300,000	299,829
HSBC Holdings PLC Senior Notes 2.65% due 01/05/2022	680,000	675,361
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	200,000	205,389
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	200,000	205,649
HSBC Holdings PLC Sub. Notes 6.50% due 05/02/2036	600,000	749,101
Lloyds Banking Group PLC Senior Notes 2.91% due 11/07/2023	200,000	196,438
Lloyds Banking Group PLC Senior Notes 3.75% due 01/11/2027	3,157,000	3,131,198
Lloyds Banking Group PLC Senior Notes 4.38% due 03/22/2028	221,000	228,701
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025	200,000	205,172
Macquarie Group, Ltd. Senior Notes 3.76% due 11/28/2028*	415,000	406,306
Macquarie Group, Ltd. Senior Notes 5.03% due 01/15/2030*	300,000	320,952
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	300,000	306,567
Macquarie Group, Ltd. Senior Notes 6.25% due 01/14/2021*	1,260,000	1,325,313

Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.00% due 02/22/2022	88,000	88,170
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.41% due 03/07/2024	670,000	679,653
Mizuho Financial Group, Inc. Senior Notes 2.63% due 04/12/2021*	200,000	199,190
NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*	210,000	210,492
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	250,000	252,285
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025	200,000	203,899
Royal Bank of Scotland Group PLC Senior Notes 4.89% due 05/18/2029	200,000	209,033
Societe Generale SA Senior Notes 3.88% due 03/28/2024*	450,000	454,765
Societe Generale SA Senior Notes 4.25% due 09/14/2023*	200,000	206,002
Societe Generale SA Sub. Notes 4.25% due 04/14/2025*	250,000	252,408
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.06% due 07/14/2021	101,000	99,366
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.44% due 10/19/2021	3,107,000	3,077,908
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	188,000	180,050
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.78% due 07/12/2022	300,000	299,312
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.78% due 10/18/2022	247,000	245,427
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.85% due 01/11/2022	300,000	300,240
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.10% due 01/17/2023	207,000	208,182
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.94% due 10/16/2023	1,000,000	1,039,830
UBS Group Funding Switzerland AG Company Guar. Notes 2.86% due 08/15/2023*	200,000	197,632
UBS Group Funding Switzerland AG Company Guar. Notes 3.00% due 04/15/2021*	3,097,000	3,103,910
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 09/24/2025*	1,827,000	1,893,615
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 04/15/2026*	280,000	289,899
UBS Group Funding Switzerland AG Company Guar. Notes 4.25% due 03/23/2028*	2,066,000	2,151,359

		35,085,340

Diversified Financial Services - 0.3%
GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	365,000	361,052
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	200,000	196,636
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	4,381,000	4,103,366

		4,661,054

Diversified Manufacturing Operations - 0.1%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 2.63% due 05/01/2020	180,000	179,762
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 3.55% due 11/01/2024	150,000	153,349
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.35% due 10/15/2026*	300,000	284,240
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.90% due 05/27/2022*	250,000	251,269
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.13% due 03/16/2024*	250,000	252,505

		1,121,125

Diversified Minerals - 0.0%
Anglo American Capital PLC Company Guar. Notes 3.63% due 09/11/2024*	200,000	199,572
Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*	200,000	196,550

		396,122

Diversified Operations - 0.0%
CK Hutchison International, Ltd. Company Guar. Notes 2.88% due 04/05/2022*	300,000	298,310

Electric-Distribution - 0.3%
China Southern Power Grid International Finance BVI Co., Ltd. Company Guar. Notes 3.50% due 05/08/2027*	360,000	357,660
State Grid Overseas Investment, Ltd. Company Guar. Notes 2.75% due 05/04/2022*	5,851,000	5,810,402

		6,168,062

Electric-Generation - 0.1%
Electricite de France SA Senior Notes 4.88% due 09/21/2038*	1,201,000	1,255,033
Korea Southern Power Co., Ltd. Senior Notes 3.00% due 01/29/2021*	200,000	199,853

		1,454,886

Electric-Integrated - 0.5%
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*	3,200,000	3,016,445
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	5,631,000	5,423,850
Enel Finance International NV Company Guar. Notes 4.63% due 09/14/2025*	200,000	207,889
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	186,000	178,666

		8,826,850

Finance-Investment Banker/Broker - 0.1%
Brookfield Finance, Inc. Company Guar. Notes 3.90% due 01/25/2028	148,000	145,055
Brookfield Finance, Inc. Company Guar. Notes 4.70% due 09/20/2047	171,000	166,279
Brookfield Finance, Inc. Company Guar. Notes 4.85% due 03/29/2029	430,000	451,974
Daiwa Securities Group, Inc. Senior Notes 3.13% due 04/19/2022*	183,000	183,114

		946,422

Finance-Leasing Companies - 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.30% due 01/23/2023	150,000	148,251
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 01/15/2025	180,000	175,447
Aircastle, Ltd. Senior Notes 4.40% due 09/25/2023	285,000	289,556
BOC Aviation, Ltd. Senior Notes 2.75% due 09/18/2022*	200,000	196,627
BOC Aviation, Ltd. Senior Notes 3.50% due 10/10/2024*	200,000	199,058
Mitsubishi UFJ Lease & Finance Co., Ltd. Senior Notes 2.65% due 09/19/2022*	200,000	196,638
ORIX Corp. Senior Notes 2.90% due 07/18/2022	151,000	150,840

		1,356,417

Gas-Distribution - 0.0%
Korea Gas Corp. Senior Notes 1.88% due 07/18/2021*	200,000	195,704

Insurance Brokers - 0.0%
Aon PLC Company Guar. Notes 3.50% due 06/14/2024	360,000	364,248

Insurance-Life/Health - 0.1%
AIA Group, Ltd. Senior Notes 3.20% due 03/11/2025*	417,000	416,164
AIA Group, Ltd. Senior Notes 3.90% due 04/06/2028*	250,000	257,291
Athene Holding, Ltd. Senior Notes 4.13% due 01/12/2028	330,000	320,498
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	400,000	398,895

		1,392,848

Insurance-Property/Casualty - 0.1%
Allied World Assurance Co. Holdings, Ltd. Company Guar. Notes 4.35% due 10/29/2025	2,500,000	2,480,991

Insurance-Reinsurance - 0.1%
Fairfax Financial Holdings, Ltd. Senior Notes 4.85% due 04/17/2028	2,404,000	2,402,599

Investment Management/Advisor Services - 0.0%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	125,000	126,596

Machinery-Farming - 0.1%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	1,488,000	1,422,522

Machinery-Pumps - 0.0%
Nvent Finance SARL Company Guar. Notes 4.55% due 04/15/2028	225,000	225,691

Medical Products - 0.0%
Covidien International Finance SA Company Guar. Notes 2.95% due 06/15/2023	87,000	87,552

Medical-Drugs - 0.1%
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	140,000	177,763
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	167,000	164,773
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	707,000	688,072

		1,030,608

Medical-Generic Drugs - 0.3%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	4,103,000	4,147,802
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	450,000	452,280
Allergan Funding SCS Company Guar. Notes 3.85% due 06/15/2024	230,000	233,627
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	200,000	199,986
Mylan NV Company Guar. Notes 3.95% due 06/15/2026	139,000	133,853

		5,167,548

Metal-Diversified - 0.0%
Inco, Ltd. Senior Bonds 7.20% due 09/15/2032	100,000	109,761

Metal-Iron - 0.2%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	2,189,000	2,390,388

Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/21/2036	216,000	250,668

		2,641,056

Oil Companies-Exploration & Production - 0.2%
Alberta Energy Co., Ltd. Company Guar. Notes 8.13% due 09/15/2030	150,000	194,194
Canadian Natural Resources, Ltd. Senior Notes 3.90% due 02/01/2025	180,000	185,373
Canadian Natural Resources, Ltd. Senior Notes 6.45% due 06/30/2033	248,000	298,306
Encana Corp. Company Guar. Notes 7.20% due 11/01/2031	100,000	123,408
Encana Corp. Company Guar. Notes 7.38% due 11/01/2031	100,000	125,590
Saudi Arabian Oil Co. Senior Notes 3.50% due 04/16/2029*	2,414,000	2,372,736

		3,299,607

Oil Companies-Integrated - 0.9%
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	180,000	184,771
BP Capital Markets PLC Company Guar. Notes 3.81% due 02/10/2024	868,000	901,782
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	447,000	512,153
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	180,000	181,350
Ecopetrol SA Senior Notes 5.38% due 06/26/2026	193,000	206,520
Ecopetrol SA Senior Notes 5.88% due 09/18/2023	185,000	201,576
Eni SpA Senior Notes 4.00% due 09/12/2023*	2,645,000	2,711,391
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	350,000	358,172
Petro-Canada Senior Notes 5.95% due 05/15/2035	200,000	238,733
Petro-Canada Senior Notes 7.88% due 06/15/2026	144,000	176,297

Petrobras Global Finance BV Company Guar. Notes 5.75% due 02/01/2029	2,644,000	2,650,610
Petroleos Mexicanos Company Guar. Notes 5.35% due 02/12/2028	56,000	52,584
Petroleos Mexicanos Company Guar. Notes 5.50% due 01/21/2021	700,000	713,475
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021	112,000	115,909
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027	1,353,000	1,370,454
Petroleos Mexicanos Company Guar. Notes 6.50% due 01/23/2029	378,000	377,339
Petroleos Mexicanos Company Guar. Notes 6.88% due 08/04/2026	336,000	349,742
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	200,000	203,775
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	1,049,000	1,034,474
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	1,610,000	1,656,753
Shell International Finance BV Company Guar. Notes 4.13% due 05/11/2035	326,000	346,488
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	720,000	713,668
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	90,000	91,846
Total Capital International SA Company Guar. Notes 2.75% due 06/19/2021	720,000	722,558

		16,072,420

Oil-Field Services - 0.0%
Schlumberger Investment SA Company Guar. Notes 3.30% due 09/14/2021*	540,000	546,202

Paper & Related Products - 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT VRS Sec. Notes 0.00% due 04/28/2027†*(3)(16)	731,485	21,945
Pabrik Kertas Tjiwi Kimia Tbk PT FRS Sec. Notes 5.59% (3 ML+3.00%) due 04/28/2023†*(16)	33,340	1,000
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 5.59% (3 ML+3.00%) due 04/30/2023*†(16)	106,535	0
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 5.59% (3 ML+3.00%) due 04/28/2027*†(16)	1,756,853	0

		22,945

Pipelines - 0.2%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	285,000	289,644
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	2,425,000	2,526,317
Enbridge, Inc. Company Guar. Notes 4.50% due 06/10/2044	150,000	151,792
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	270,000	266,391
TransCanada PipeLines, Ltd. Senior Notes 3.75% due 10/16/2023	360,000	369,409
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	300,000	312,589
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	185,000	199,209

		4,115,351

Property Trust - 0.0%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. Company Guar. Notes 3.40% due 09/30/2026*	263,000	253,093

Real Estate Investment Trusts - 0.0%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 3.50% due 02/12/2025*	400,000	399,896

Real Estate Operations & Development - 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.13% due 03/20/2022*	235,000	237,258
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.88% due 03/20/2027*	243,000	250,593

		487,851

Retail-Drug Store - 0.0%
CK Hutchison International 19, Ltd. Company Guar. Notes 3.63% due 04/11/2029*	610,000	611,948

Soap & Cleaning Preparation - 0.3%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.38% due 06/24/2022*	200,000	196,741
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	4,958,000	4,860,155

		5,056,896

Telephone-Integrated - 0.0%
Deutsche Telekom International Finance BV Company Guar. Notes 3.60% due 01/19/2027*	150,000	148,947
Telefonica Emisiones SAU Company Guar. Notes 4.10% due 03/08/2027	67,000	68,678
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	265,000	261,249

		478,874

Television - 0.1%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	2,200,000	2,289,719

Tobacco - 0.3%
Imperial Brands Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	4,571,000	4,633,333

Transport-Equipment & Leasing - 0.3%
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	2,126,000	2,112,457
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	395,000	392,658
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	2,610,000	2,723,404

		5,228,519

Transport-Rail - 0.1%
Canadian Pacific Railway Co. Senior Notes 4.50% due 01/15/2022	600,000	621,840
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	101,000	126,043

		747,883

Total Foreign Corporate Bonds & Notes (cost $154,165,841)		155,008,401

U.S. GOVERNMENT AGENCIES - 27.6%
Federal Home Loan Mtg. Corp. - 6.6%
3.00% due 01/01/2038	1,660,324	1,658,778
3.00% due 08/15/2042 STRIPS(4)	1,515,133	1,503,218
3.00% due 03/01/2043	1,240,678	1,232,610
3.00% due 04/01/2043	88,923	88,344
3.00% due 05/01/2043	145,939	144,990
3.00% due 01/15/2044 STRIPS(4)	582,003	576,208
3.00% due 10/01/2046	6,378,918	6,321,625
3.00% due 02/01/2047	1,890,804	1,871,475
3.00% due 03/01/2048	1,505,229	1,488,223
3.00% due 09/01/2048	344,287	340,422
3.00% due 11/01/2048	2,446,461	2,418,820
3.50% due 11/01/2037	1,136,755	1,158,674
3.50% due 05/01/2038	345,752	351,777
3.50% due 02/01/2042	155,592	158,359
3.50% due 05/01/2042	49,855	50,741
3.50% due 07/01/2042	231,012	235,120
3.50% due 07/15/2042 STRIPS(4)	2,597,646	2,656,489
3.50% due 03/01/2043	129,938	132,248
3.50% due 09/01/2045	5,244,727	5,316,896
3.50% due 12/01/2045	2,918,892	2,959,058
3.50% due 11/01/2046	3,144,113	3,183,482
3.50% due 12/01/2046	1,830,354	1,853,196
3.50% due 03/01/2048	5,279,532	5,342,347
3.50% due 06/01/2048	1,956,783	1,980,066
3.50% due 09/01/2048	1,934,940	1,955,572
4.00% due 07/01/2025	91,717	95,068
4.00% due 08/01/2037	219,645	227,881
4.00% due 10/01/2040	145,972	151,186
4.00% due 11/01/2040	91,935	95,219
4.00% due 01/01/2041	865,167	896,070
4.00% due 04/01/2044	1,085,653	1,120,092
4.00% due 01/01/2046	1,063,765	1,099,473
4.00% due 05/01/2049	5,075,000	5,216,625
4.50% due 07/01/2025	25,417	26,278
4.50% due 07/01/2040	664,628	706,822
4.50% due 03/01/2041	35,506	37,686
4.50% due 05/01/2041	92,291	98,154
4.50% due 05/01/2042	1,763,615	1,875,491
5.00% due 09/01/2019	3,170	3,235
5.00% due 11/01/2035	20,713	22,246
5.00% due 10/01/2036	35,410	38,047
5.00% due 12/01/2036	18,760	20,159
5.00% due 10/01/2037	6,673	7,171
5.00% due 08/01/2039	28,569	30,767
5.00% due 01/01/2040	33,883	36,497
5.00% due 04/01/2040	19,458	20,948
5.50% due 08/01/2019	3,119	3,122
5.50% due 05/01/2036	7,546	8,277
5.50% due 12/01/2036	2,598	2,852
5.50% due 01/01/2038	25,319	27,775
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2016-K59, Class B 3.70% due 11/25/2049*(2)(3)	690,000	684,075
Series 2015-K44, Class B 3.81% due 01/25/2048*(2)(3)	3,390,000	3,435,637
Series 2016-K722, Class B 3.97% due 07/25/2049*(2)(3)	625,000	633,071
Series 2014-K40, Class C 4.21% due 11/25/2047*(2)(3)	639,000	644,074

Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K712, Class A2 1.87% due 11/25/2019(2)	3,893,674	3,875,850
Series KJO2, Class A2 2.60% due 09/25/2020(2)	67,162	67,013
Series KSMC, Class A2 2.62% due 01/25/2023(2)	10,325,000	10,304,499
Series K055, Class A2 2.67% due 03/25/2026(2)	2,400,000	2,381,139
Series K054, Class A2 2.75% due 01/25/2026(2)	1,419,000	1,414,743
Series K718, Class A2 2.79% due 01/25/2022(2)	1,699,000	1,707,686
Series K044, Class A2 2.81% due 01/25/2025(2)	1,464,000	1,469,451
Series KJ09, Class A2 2.84% due 09/25/2022(2)	751,000	758,097
Series K715, Class A2 2.86% due 01/25/2021(2)	202,921	203,547
Series K066, Class A2 3.12% due 06/25/2027(2)	964,000	977,357
Series K064, Class A2 3.22% due 03/25/2027(2)	1,994,000	2,038,074
Series K065, Class A2 3.24% due 04/25/2027(2)	776,000	793,657
Series K060, Class A2 3.30% due 10/25/2026(2)	1,141,000	1,173,431
Series K029, Class A2 3.32% due 02/25/2023(2)	3,000,000	3,080,448
Series K065, Class AM 3.33% due 05/25/2027(2)	416,000	426,141
Series K073, Class A2 3.35% due 01/25/2028(2)	1,154,000	1,187,783
Series K007, Class A2 4.22% due 03/25/2020(2)	351,865	355,310
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. FRS
Series KF-12, Class A 3.19% (1 ML+0.70%) due 09/25/2022(2)	352,120	352,631
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K714, Class A2 3.03% due 10/25/2020(2)(3)	1,027,627	1,030,989
Series K033, Class A2 3.06% due 07/25/2023(2)(3)	4,682,000	4,763,405
Series K030, Class A2 3.25% due 04/25/2023(2)(3)	5,200,000	5,325,360
Series K070, Class A2 3.30% due 11/25/2027(2)(3)	681,000	699,019
Series K047, Class A2 3.33% due 05/25/2025(2)(3)	2,283,000	2,354,096
Series W5FX, Class AFX 3.34% due 04/25/2028(2)(3)	719,000	728,889
Series K077, Class AM 3.85% due 05/25/2028(2)(3)	2,745,000	2,913,918
Series K081, Class A2 3.90% due 08/25/2028(2)(3)	1,255,000	1,345,360
Federal Home Loan Mtg. Corp. REMIC
Series 3382, Class OA zero coupon due 11/15/2037(4)(15)	693,008	621,542
Series 3582, Class MO zero coupon due 10/15/2039(4)(15)	592,149	534,679
Series 4371, Class GZ 2.00% due 05/15/2042(4)	1,311,048	1,083,523
Series 4474, Class HJ 3.00% due 07/15/2039(4)	186,698	187,353
Series 4374, Class NC 3.75% due 02/15/2046(4)	370,921	374,509
Series 2691, Class ZU 5.50% due 09/15/2033(4)	2,373,710	2,610,545
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4077, Class MF 2.97% (1 ML+0.50%) due 07/15/2042(4)	374,723	376,156

		119,758,936

Federal National Mtg. Assoc. - 14.2%
zero coupon due 10/09/2019	470,000	464,845
2.35% due 01/01/2023	2,929,437	2,916,941
2.38% due 03/01/2023	7,259,754	7,235,522
2.41% due 05/01/2023	103,277	103,046
2.50% due May 15 TBA	1,025,000	1,014,229
2.50% due June 15 TBA	1,025,000	1,013,027
2.55% due 05/01/2023	106,512	106,819
2.70% due 04/01/2025	9,816,399	9,847,667
2.77% due 03/01/2022	473,449	475,689
2.82% due 07/01/2022	2,996,281	3,018,931
2.83% due 05/01/2027	2,500,000	2,482,915
2.83% due 06/01/2027	2,000,000	1,985,475
2.84% due 04/01/2025	3,904,769	3,945,722
2.89% due 05/01/2027	3,804,948	3,820,262
2.92% due 02/01/2030	1,638,398	1,614,225
2.92% due 05/01/2030	2,000,000	1,945,905
2.93% due 01/01/2025	2,922,362	2,964,819
2.94% due 05/01/2030	1,680,000	1,639,923
2.96% due 06/01/2027	1,909,190	1,925,645
2.97% due 06/01/2030	1,971,809	1,959,469
3.00% due 12/01/2031	1,246,873	1,255,496
3.00% due 07/01/2037	526,072	526,503
3.00% due 11/01/2037	998,124	997,090
3.00% due 05/01/2043	532,240	529,718
3.00% due 06/01/2043	1,687,992	1,676,838
3.00% due 09/01/2046	1,288,682	1,277,272
3.00% due 11/01/2046	4,525,671	4,484,550
3.00% due 12/01/2046	717,192	709,787
3.00% due 01/01/2048	3,095,900	3,062,211
3.00% due 02/01/2048	539,092	533,226
3.00% due May 15 TBA	7,450,000	7,487,395

3.03% due 04/01/2030	2,000,000	1,967,369
3.04% due 12/01/2024	2,569,134	2,619,744
3.07% due 09/01/2024	4,152,648	4,255,959
3.10% due 09/01/2025	3,271,746	3,341,697
3.12% due 06/01/2035	2,000,000	1,942,462
3.13% due 04/01/2030	5,000,000	5,005,503
3.13% due 06/01/2030	1,000,000	992,385
3.16% due 02/01/2032	2,800,059	2,753,579
3.20% due 06/01/2030	1,000,000	1,007,212
3.23% due 11/01/2020	4,458,123	4,496,429
3.30% due 10/01/2021	11,436,619	11,635,815
3.30% due 07/01/2030	1,005,000	1,013,245
3.48% due 11/01/2020	3,794,128	3,840,723
3.49% due 12/01/2020	3,786,414	3,835,342
3.50% due 09/01/2033	2,649,626	2,706,070
3.50% due 04/01/2038	945,899	963,867
3.50% due 01/01/2041	1,096,482	1,115,073
3.50% due 11/01/2041	18,613	18,929
3.50% due 01/01/2042	280,344	285,366
3.50% due 04/01/2043	122,791	124,873
3.50% due 07/01/2043	1,256,374	1,276,962
3.50% due 08/01/2043	594,272	604,344
3.50% due 03/01/2045	1,131,305	1,145,942
3.50% due 11/01/2045	699,383	708,432
3.50% due 07/01/2046	1,771,267	1,799,439
3.50% due 12/01/2046	1,627,647	1,646,441
3.50% due 01/01/2047	3,927,047	3,969,626
3.66% due 10/01/2028	1,886,078	1,978,237
3.76% due 12/01/2035	1,905,104	1,981,593
3.77% due 12/01/2025	1,492,244	1,577,771
3.81% due 12/01/2028	920,000	976,406
3.95% due 01/01/2027	138,381	147,316
3.99% due 07/01/2021	640,160	658,223
4.00% due 04/01/2020	3,555	3,660
4.00% due 01/01/2035	4,477,417	4,671,001
4.00% due 09/01/2040	2,759,779	2,856,241
4.00% due 11/01/2040	1,862,947	1,928,175
4.00% due 02/01/2041	213,447	221,047
4.00% due 06/01/2041	1,440,842	1,491,003
4.00% due 10/01/2041	1,293,233	1,338,507
4.00% due 11/01/2041	562,696	582,359
4.00% due 01/01/2042	4,246,505	4,395,096
4.00% due 04/01/2042	768,802	795,724
4.00% due 10/01/2042	827,021	855,981
4.00% due 12/01/2042	502,678	520,265
4.00% due 01/01/2043	1,660,971	1,719,038
4.00% due 05/01/2043	1,176,396	1,224,538
4.00% due 06/01/2043	908,847	940,624
4.00% due 07/01/2043	586,811	606,295
4.00% due 04/01/2044	415,518	430,049
4.00% due 06/01/2045	1,795,961	1,858,196
4.00% due May 30 TBA	4,850,000	4,977,123
4.08% due 01/01/2029	820,056	875,566
4.26% due 12/01/2019	275,847	275,914
4.30% due 06/01/2021	912,874	942,778
4.50% due 05/01/2025	14,163	14,581
4.50% due 03/01/2034	80,715	85,724
4.50% due 05/01/2040	31,994	33,906
4.50% due 10/01/2040	36,863	39,059
4.50% due 02/01/2041	959,145	1,016,377
4.50% due 04/01/2041	1,594,993	1,689,720
4.50% due 07/01/2042	841,667	891,664
4.50% due 11/01/2042	1,928,894	2,042,223
4.50% due 01/01/2043	1,408,010	1,491,360
4.50% due 04/01/2044	104,966	111,188
4.50% due 06/01/2044	3,908,784	4,135,514
5.00% due 03/01/2034	16,305	17,427
5.00% due 04/01/2034	24,254	26,019
5.00% due 05/01/2035	14,414	15,463
5.00% due 07/01/2035	45,323	48,472
5.00% due 08/01/2035	33,787	36,240
5.00% due 09/01/2035	11,727	12,574
5.00% due 10/01/2035	45,664	49,009
5.00% due 10/01/2039	21,925	23,580
5.00% due 11/01/2039	53,241	57,254
5.00% due 12/01/2039	54,477	58,596
5.00% due 02/01/2040	43,627	46,919
5.00% due 06/01/2040	34,150	36,732
5.00% due 03/01/2042	6,182,882	6,646,966
5.50% due 11/01/2034	3,611	3,975
5.50% due 01/01/2036	137,839	151,735
5.50% due 11/01/2036	41,330	45,511
5.50% due 06/01/2037	123,066	135,348
5.50% due 08/01/2037	125,058	137,299
5.50% due 01/01/2038	20,951	22,564
5.50% due 12/01/2038	2,989,372	3,291,300
5.58% due 03/01/2038	1,737,196	1,909,709
6.00% due 02/01/2033	41,769	45,293
6.00% due 10/01/2035	12,266	13,687
6.00% due 01/01/2036	18,136	20,293
6.00% due 02/01/2037	13,222	14,795
6.00% due 03/01/2037	7,455	8,342
6.00% due 04/01/2037	12,231	13,664
6.00% due 06/01/2037	134,387	150,162
6.00% due 06/01/2038	56,715	63,460
6.00% due 10/01/2038	7,169	8,005
Federal National Mtg. Assoc. FRS
2.99% (1 ML+0.49%) due 11/01/2023	583,510	582,840
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90% due 06/25/2027(2)	1,525,090	1,510,055
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO zero coupon due 03/25/2038(4)(15)	1,086,281	922,329
Series 2012-96, Class CB 1.50% due 04/25/2039(4)	732,907	728,142
Series 2013-53, Class CB 2.00% due 10/25/2040(4)	177,098	174,683
Series 2016-19, Class AD 2.00% due 04/25/2046(4)	298,924	287,517
Series 2015-M7, Class A2 2.59% due 12/25/2024(2)	3,280,000	3,255,357
Series 2015-M3, Class A2 2.72% due 10/25/2024(2)	15,000,000	14,998,422
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	625,352	627,564

Series 2014-7, Class VA 3.50% due 05/25/2025(4)	449,077	459,317
Series 2011-104, Class NY 4.00% due 03/25/2039(4)	1,398,795	1,420,975
Series 2010-113, Class GB 4.00% due 10/25/2040(4)	197,940	206,327
Series 2010-45, Class A1 5.00% due 02/25/2021(4)(7)	98,602	1,357
Series 2010-47, Class MB 5.00% due 09/25/2039(4)	1,912,027	2,070,534
Series 2005-93, Class PZ 5.50% due 10/25/2035(4)	1,479,279	1,688,504
Series 2002-56, Class ZQ 6.00% due 09/25/2032(4)	500,241	561,252
Series 2005-109, Class GE 6.00% due 12/25/2035(4)	1,397,000	1,611,010
Series 2009-39, Class Z 6.00% due 06/25/2039(4)	2,880,876	3,238,891
Federal National Mtg. Assoc. REMIC FRS
Series 2015-M17, Class FA 3.41% (1 ML+0.93%) due 11/25/2022(2)	494,015	496,195
Federal National Mtg. Assoc. REMIC VRS
Series 2017-M3, Class A2 2.57% due 12/25/2026(2)(3)	1,850,000	1,793,455
Series 2017-M4, Class A2 2.68% due 12/25/2026(2)(3)	2,403,000	2,343,568
Series 2015-N8, Class A2 2.90% due 01/25/2025(2)(3)	2,000,000	2,014,579
Series 2017-M8, Class A2 3.06% due 05/25/2027(2)(3)	1,200,000	1,204,386
Series 2015-M10, Class A2 3.09% due 04/25/2027(2)(3)	1,556,000	1,571,063
Series 2018-M4, Class A2 3.14% due 03/25/2028(2)(3)	845,000	847,751
Series 2015-M2, Class A3 3.15% due 12/25/2024(2)(3)	884,840	900,272
Series 2017-M12, Class A2 3.18% due 06/25/2027(2)(3)	1,248,000	1,257,223
Series 2018-M3, Class A2 3.19% due 02/25/2030(2)(3)	606,000	601,483
Series 2017-M5, Class A2 3.30% due 04/25/2029(2)(3)	1,062,000	1,073,894
Series 2018-M10, Class A2 3.50% due 07/25/2028(2)(3)	1,514,000	1,558,942
Series 2019-M2, Class A2 3.75% due 11/25/2028(2)(3)	2,250,000	2,360,713
Series 2018-M12, Class A2 3.78% due 08/25/2030(2)(3)	1,800,000	1,878,257

		257,831,282

Government National Mtg. Assoc. - 6.2%
3.00% due 11/20/2047	4,827,599	4,817,805
3.00% due 01/20/2048	10,154,541	10,133,428
3.50% due 10/20/2033	1,082,642	1,111,137
3.50% due 11/15/2040	79,586	81,309
3.50% due 12/15/2041	132,323	135,206
3.50% due 02/15/2042	201,947	206,329
3.50% due 04/15/2042	24,938	25,479
3.50% due 11/20/2047	13,334,750	13,566,449
3.50% due 12/20/2048	1,005,526	1,022,576
3.50% due May 30 TBA	4,500,000	4,574,180
4.00% due 12/20/2042	1,227,590	1,274,897
4.00% due 09/20/2044	583,428	601,458
4.00% due 03/20/2048	223,042	229,768
4.00% due 05/20/2048	606,664	624,959
4.00% due May 30 TBA	3,775,000	3,887,365
4.25% due 01/20/2045	1,553,317	1,623,052
4.25% due 02/20/2045	1,753,089	1,831,744
4.25% due 04/20/2045	1,422,687	1,481,606
4.25% due 06/20/2045	896,725	933,640
4.50% due 04/15/2039	76,810	81,389
4.50% due 05/15/2039	39,404	41,785
4.50% due 09/15/2039	51,641	54,894
4.50% due 01/15/2040	199,743	210,434
4.50% due 02/15/2040	236,433	248,410
4.50% due 03/15/2040	100,328	105,633
4.50% due 04/15/2040	129,252	136,200
4.50% due 06/15/2040	169,043	178,493
4.50% due 07/15/2040	54,103	56,953
4.50% due 01/20/2041	102,397	107,686
4.50% due 06/20/2041	104,080	109,448
4.50% due 09/20/2041	1,592,973	1,674,942
4.50% due 07/20/2045	1,372,660	1,428,278
4.50% due 05/20/2048	2,165,967	2,270,801
4.50% due May 30 TBA	1,525,000	1,581,205
5.00% due May 30 TBA	200,000	208,691
5.50% due 12/15/2036	66,268	73,201
5.50% due 04/15/2038	16,194	17,885
5.50% due 01/20/2042	47,475	51,776
6.00% due 12/15/2032	32,266	35,291
6.00% due 01/15/2039	35,962	38,854
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP zero coupon due 12/20/2040(4)(15)	248,246	203,146
Series 2013-169, Class KV 2.50% due 07/20/2032(4)	225,000	212,162
Series 2005-55, Class Z 4.75% due 07/20/2035(4)	3,489,584	3,771,656
Series 2009-92, Class ZC 5.00% due 10/20/2039(4)	1,681,983	1,866,604
Series 2010-105, Class B 5.00% due 08/20/2040(4)	1,696,004	1,846,791
Series 2009-33, Class DB 5.50% due 05/20/2039(4)	357,615	363,170
Government National Mtg. Assoc. REMIC FRS
Series 2015-H15, Class FJ 2.92% (1 ML+0.44%) due 06/20/2065(4)	796,104	794,362
Series 2015-H16, Class FG 2.92% (1 ML+0.44%) due 07/20/2065(4)	1,419,024	1,415,910

Series 2015-H16, Class FL 2.92% (1 ML+0.44%) due 07/20/2065(4)	2,984,657	2,977,864
Series 2011-H06, Class FA 2.93% (1 ML+0.45%) due 02/20/2061(4)	1,280,521	1,279,014
Series 2015-H05, Class FC 2.96% (1 ML+0.48%) due 02/20/2065(4)	3,707,716	3,705,165
Series 2015-H06, Class FA 2.96% (1 ML+0.48%) due 02/20/2065(4)	3,033,507	3,031,906
Series 2015-H08, Class FC 2.96% (1 ML+0.48%) due 03/20/2065(4)	6,683,931	6,679,492
Series 2015-H12, Class FA 2.96% (1 ML+0.48%) due 05/20/2065(4)	2,301,336	2,299,830
Series 2015-H07, Class ES 2.98% (1 ML+0.47%) due 02/20/2065(4)	2,297,190	2,295,479
Series 2013-H18, Class EA 2.98% (1 ML+0.50%) due 07/20/2063(4)	2,107,599	2,107,809
Series 2015-H10, Class FC 2.99% (1 ML+0.48%) due 04/20/2065(4)	3,826,941	3,824,228
Series 2015-H23, Class FB 3.00% (1 ML+0.52%) due 09/20/2065(4)	1,170,236	1,171,182
Series 2015-H26, Class FG 3.03% (1 ML+0.52%) due 10/20/2065(4)	814,889	815,569
Series 2015-H30, Class FE 3.08% (1 ML+0.60%) due 11/20/2065(4)	3,242,209	3,255,309
Series 2012-H08, Class FB 3.11% (1 ML+0.60%) due 03/20/2062(4)	1,683,112	1,686,632
Series 2014-H09, Class TA 3.11% (1 ML+0.60%) due 04/20/2064(4)	987,397	989,959
Series 2015-H29, Class FL 3.11% (1 ML+0.60%) due 11/20/2065(4)	2,919,990	2,931,376
Series 2015-H32, Class FH 3.14% (1 ML+0.66%) due 12/20/2065(4)	961,885	967,992
Series 2016-H26, Class FC 3.48% (1 ML+1.00%) due 12/20/2066(4)	603,238	612,538
Government National Mtg. Assoc. REMIC VRS
Series 2014-168, Class VB 3.42% due 06/16/2047(2)(3)	832,911	858,041
Series 2015-137, Class WA 5.48% due 01/20/2038(3)(4)	48,827	54,248
Series 2015-137, Class W 5.55% due 10/20/2040(3)(4)	2,530,324	2,781,498

		111,673,568

Resolution Funding Corp - 0.2%
zero coupon due 10/15/2019	880,000	870,468
zero coupon due 07/15/2020	1,350,000	1,311,661
zero coupon due 01/15/2030	1,000,000	729,592

		2,911,721

Small Business Administration - 0.4%
Series 2013-20D, Class 1 2.08% due 04/01/2033	1,022,545	979,097
Series 2012-20H, Class 1 2.37% due 08/01/2032	596,036	580,077
Series 2013-20F, Class 1 2.45% due 06/01/2033	1,523,167	1,483,501
Series 2013-20G, Class 1 3.15% due 07/01/2033	2,068,731	2,077,169
Series 2013-20H, Class 1 3.16% due 08/01/2033	1,907,056	1,915,276
Series 2013-20I, Class 1 3.62% due 09/01/2033	956,195	982,819

		8,017,939

Tennessee Valley Authority - 0.0%
4.25% due 09/15/2065	405,000	462,980
4.63% due 09/15/2060	240,000	293,532

		756,512

Total U.S. Government Agencies (cost $506,538,291)		500,949,958

U.S. GOVERNMENT TREASURIES - 16.2%
United States Treasury Bonds - 11.6%
zero coupon due 05/15/2020 STRIPS	840,000	819,249
zero coupon due 05/15/2021 STRIPS	9,290,000	8,863,756
zero coupon due 08/15/2021 STRIPS	2,430,000	2,305,339
zero coupon due 11/15/2021 STRIPS	60,000	56,619
zero coupon due 02/15/2022 STRIPS	2,070,000	1,942,571
zero coupon due 05/15/2022 STRIPS	3,980,000	3,712,138
zero coupon due 08/15/2022 STRIPS	3,060,000	2,836,466
zero coupon due 11/15/2022 STRIPS	7,260,000	6,691,996
zero coupon due 02/15/2023 STRIPS	7,735,000	7,085,831
zero coupon due 05/15/2023 STRIPS	8,880,000	8,084,932
zero coupon due 08/15/2023 STRIPS	3,185,000	2,882,210
zero coupon due 05/15/2024 STRIPS	90,000	79,970
zero coupon due 11/15/2024 STRIPS	710,000	622,237
zero coupon due 02/15/2025 STRIPS	800,000	696,008
zero coupon due 08/15/2026 STRIPS	90,000	75,060
zero coupon due 11/15/2026 STRIPS	3,240,000	2,684,073
zero coupon due 02/15/2027 STRIPS	4,290,000	3,522,824
zero coupon due 05/15/2027 STRIPS	2,430,000	1,981,761
zero coupon due 08/15/2027 STRIPS	1,170,000	946,840
zero coupon due 11/15/2027 STRIPS	1,620,000	1,303,097
zero coupon due 02/15/2028 STRIPS	1,800,000	1,437,323
zero coupon due 05/15/2028 STRIPS	2,970,000	2,353,182
zero coupon due 08/15/2028 STRIPS	1,440,000	1,132,550
zero coupon due 11/15/2028 STRIPS	1,260,000	983,544
zero coupon due 11/15/2029 STRIPS	4,210,000	3,192,413
zero coupon due 02/15/2030 STRIPS	3,330,000	2,505,353
zero coupon due 05/15/2030 STRIPS	2,700,000	2,015,190
zero coupon due 08/15/2030 STRIPS	2,660,000	1,968,995
zero coupon due 11/15/2030 STRIPS	1,270,000	931,972
zero coupon due 02/15/2031 STRIPS	800,000	582,958
zero coupon due 05/15/2031 STRIPS	2,520,000	1,821,636

zero coupon due 08/15/2031 STRIPS	2,000,000	1,433,127
zero coupon due 11/15/2031 STRIPS	2,440,000	1,735,665
zero coupon due 02/15/2032 STRIPS	2,490,000	1,756,950
zero coupon due 05/15/2032 STRIPS	5,010,000	3,504,952
zero coupon due 08/15/2032 STRIPS	2,800,000	1,943,322
zero coupon due 11/15/2032 STRIPS	2,770,000	1,907,149
zero coupon due 02/15/2033 STRIPS	490,000	334,982
zero coupon due 05/15/2033 STRIPS	400,000	270,979
zero coupon due 08/15/2033 STRIPS	630,000	424,056
zero coupon due 11/15/2033 STRIPS	5,725,000	3,822,279
zero coupon due 02/15/2034 STRIPS	1,765,000	1,167,840
zero coupon due 05/15/2034 STRIPS	8,800,000	5,778,200
zero coupon due 08/15/2034 STRIPS	540,000	351,620
zero coupon due 11/15/2034 STRIPS	630,000	407,157
zero coupon due 02/15/2035 STRIPS	540,000	346,000
zero coupon due 05/15/2035 STRIPS	990,000	628,768
1.75% due 01/15/2028 TIPS(8)	1,411,511	1,555,827
2.25% due 08/15/2046	3,600,000	3,134,812
2.50% due 01/15/2029 TIPS(8)	4,485,056	5,302,739
2.50% due 02/15/2045	3,900,000	3,598,969
2.75% due 08/15/2042	1,300,000	1,268,719
2.75% due 11/15/2042	150,000	146,156
2.88% due 05/15/2043	16,027,800	15,943,904
2.88% due 08/15/2045	2,600,000	2,576,133
2.88% due 11/15/2046	4,899,000	4,847,905
3.00% due 02/15/2048	7,791,200	7,878,851
3.13% due 02/15/2043	3,050,000	3,168,187
3.13% due 05/15/2048	138,000	142,959
3.50% due 02/15/2039(14)	13,451,000	14,981,577
3.63% due 08/15/2043	3,900,000	4,390,090
3.63% due 02/15/2044	1,250,000	1,407,715
3.75% due 11/15/2043	21,669,000	24,884,646
3.88% due 08/15/2040	2,200,000	2,572,969
4.25% due 05/15/2039	270,000	331,879
4.25% due 11/15/2040	543,000	668,102
4.38% due 02/15/2038	649,000	807,802
4.38% due 11/15/2039	2,200,000	2,748,883
4.38% due 05/15/2040	1,700,000	2,125,066
4.38% due 05/15/2041	1,400,000	1,752,953
4.50% due 08/15/2039	2,250,000	2,855,478
5.25% due 11/15/2028	90,000	110,872

		211,134,332

United States Treasury Notes - 4.6%
0.13% due 01/15/2022 TIPS(8)	4,332,680	4,298,032
1.38% due 09/30/2019	21,975,000	21,874,567
1.38% due 01/15/2020 TIPS(8)	2,127,143	2,143,180
1.38% due 08/31/2023	3,500,000	3,370,664
1.50% due 02/28/2023	2,000,000	1,944,219
1.63% due 11/30/2020	15,695,000	15,525,175
1.63% due 02/15/2026	11,400	10,852
1.75% due 11/30/2021	215,000	212,313
1.75% due 09/30/2022	2,975,000	2,926,075
1.75% due 01/31/2023	4,000,000	3,927,344
1.75% due 05/15/2023	2,808,000	2,751,621
2.00% due 10/31/2021	9,500,000	9,442,481
2.00% due 07/31/2022	3,450,000	3,423,047
2.00% due 11/15/2026	350,000	339,732
2.13% due 06/30/2022	1,000,000	996,406
2.13% due 02/29/2024	263,000	261,048
2.25% due 10/31/2024	1,000,000	996,445
2.25% due 11/15/2024	58,000	57,773
2.25% due 02/15/2027	439,000	433,084
2.50% due 08/15/2023	2,000,000	2,018,516
2.63% due 05/15/2021	1,526,900	1,537,219
2.75% due 05/31/2023	377,000	383,995
2.75% due 11/15/2023	600,000	612,070
2.88% due 05/31/2025	2,744,000	2,823,533
2.88% due 05/15/2028	245,000	252,608

		82,561,999

Total U.S. Government Treasuries (cost $295,450,721)		293,696,331

MUNICIPAL BONDS & NOTES - 0.8%
New Jersey Economic Development Authority Revenue Bonds Series B zero coupon due 02/15/2023	5,231,000	4,600,351
Ohio State University Revenue Bonds 4.05% due 12/01/2056	244,000	247,391
Oklahoma Development Finance Authority Revenue Bonds 5.45% due 08/13/2028	1,578,000	1,719,057
School District of Philadelphia General Obligation Bonds 6.62% due 06/01/2030	1,250,000	1,493,625
School District of Philadelphia General Obligation Bonds 6.77% due 06/01/2040	840,000	1,051,092
State of California General Obligation Bonds 7.30% due 10/01/2039	360,000	523,325
State of California General Obligation Bonds 7.60% due 11/01/2040	2,700,000	4,209,705
Village of Bridgeview, Illinois Bonds 5.06% due 12/01/2025	400,000	400,692

Total Municipal Bonds & Notes (cost $13,807,516)		14,245,238

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Electric-Distribution - 0.0%
Hydro-Quebec Government Guar. Notes 8.05% due 07/07/2024	360,000	450,449

Regional Authority - 0.0%
Province of Ontario, Canada Debentures 7.13% due 02/09/2024	540,000	646,094

Sovereign - 0.3%
Israel Government USAID Series 1 Government Guar. Notes zero coupon due 11/01/2024	380,000	328,199

Israel Government USAID Series 2 Government Guar. Notes zero coupon due 11/01/2024	1,350,000	1,165,968
Republic of Colombia Senior Notes 4.00% due 02/26/2024	200,000	205,900
Republic of Colombia Senior Notes 4.50% due 01/28/2026	314,000	330,014
Republic of Colombia Senior Notes 7.38% due 09/18/2037	100,000	130,250
Republic of Panama Senior Notes 4.50% due 04/16/2050	200,000	209,302
Republic of Peru Senior Notes 5.63% due 11/18/2050	54,000	68,985
United Mexican States Senior Notes 3.75% due 01/11/2028	547,000	536,990
United Mexican States Senior Bonds 4.13% due 01/21/2026	200,000	203,362
United Mexican States Senior Bonds 4.60% due 02/10/2048	400,000	386,800
United Mexican States Senior Bonds 4.75% due 03/08/2044	1,080,000	1,062,450

		4,628,220

Total Foreign Government Obligations (cost $5,831,700)		5,724,763

LOANS(11)(12)(13) - 0.1%
Diversified Financial Services - 0.0%
Arivo FRS BTL 5.98% (1 ML+3.50%) due 09/15/2019(16)	1,080,800	1,080,800

Finance-Other Services - 0.1%
ACRE TL 2017 LLC FRS BTL-A 7.08% (1 ML+4.60%) due 12/15/2020(16)	1,475,000	1,475,000

Total Loans (cost $2,556,261)		2,555,800

PREFERRED SECURITIES/CAPITAL SECURITIES - 1.0%
Banks-Commercial - 0.3%
BPCE SA 12.50% due 09/30/2019(10)*	2,056,000	2,132,545
Macquarie Bank, Ltd. 6.13% due 03/08/2027(10)*	3,380,000	3,223,675

		5,356,220

Diversified Banking Institutions - 0.6%
Bank of America Corp. Series AA 6.10% due 03/17/2025(10)	3,392,000	3,637,920
Bank of America Corp. Series Z 6.50% due 10/23/2024(10)	2,200,000	2,416,040
Bank of America Corp. Series FF 5.88% due 03/15/2028(10)	2,659,000	2,745,418
Royal Bank of Scotland Group PLC 7.50% due 08/10/2020(10)	1,852,000	1,905,245
Royal Bank of Scotland Group PLC 8.00% due 08/10/2025(10)	531,000	578,126

		11,282,749

Insurance-Life/Health - 0.1%
Dai-ichi Life Insurance Co., Ltd. 4.00% due 07/24/2026(10)*	316,000	308,100
Harborwalk Funding Trust 5.08% due 02/15/2069*	470,000	495,521

		803,621

Insurance-Property/Casualty - 0.0%
Progressive Corp. Series B 5.38% due 03/15/2023(10)	180,000	179,550

Pipelines - 0.0%
Enbridge, Inc. 6.25% due 03/01/2078	200,000	202,584

Total Preferred Securities/Capital Securities (cost $17,476,308)		17,824,724

WARRANTS - 0.0%
Central Bank - 0.0%
Central Bank of Nigeria VRS Expires 11/15/2020 (strike price $250.00)†(3)(16) (cost $0)	250	0

Total Long-Term Investment Securities (cost $1,809,967,232)		1,810,768,372

SHORT-TERM INVESTMENT SECURITIES - 1.3%
Registered Investment Companies - 0.7%
State Street Institutional Liquid Reserves Fund, Trust Class 2.47%(9)	12,245,635	12,246,860

U.S. Government Agencies - 0.6%
Federal Home Loan Bank Disc. Notes 2.33% due 05/01/2019	$11,725,000	11,725,000

Total Short-Term Investment Securities (cost $23,972,395)		23,971,860

TOTAL INVESTMENTS (cost $1,833,939,627)	101.0%	1,834,740,232
Liabilities in excess of other assets	(1.0)	(18,271,114)

NET ASSETS	100.0%	$1,816,469,118

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2019, the aggregate value of these securities was $381,079,465 representing 21.0% of net assets.

†	Non-income producing security
(1)	Collateralized Loan Obligation
(2)	Commercial Mortgage Backed Security
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Collateralized Mortgage Obligation
(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of April 30, 2019.
(6)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(7)	Interest Only
(8)	Principal amount of security is adjusted for inflation.
(9)	The rate shown is the 7-day yield as of April 30, 2019.
(10)	Perpetual maturity - maturity date reflects the next call date.
(11)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(12)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(13)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(14)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(15)	Principal only
(16)	Securities classified as Level 3 (see Note 1).

BTL - Bank Term Loan

CLO - Collateralized Loan Obligation

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal Securities

TBA

- Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS - Treasury Inflation Protected Securities

ULC - Unlimited Liability Corp.

USAID - United States Agency for International Development

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of April 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML	- 1 Month USD LIBOR
3 ML	- 3 Month USD LIBOR
6 ML	- 6 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
135	Long	U.S. Treasury Ultra Bonds	June 2019	$22,062,950	$22,177,969	$115,019
467	Long	U.S. Treasury 2 Year Notes	June 2019	99,281,045	99,474,648	193,603
114	Short	U.S. Treasury 10 Year Notes	June 2019	14,153,399	14,098,594	54,805
401	Short	U.S. Treasury Ultra 10 Year Notes	June 2019	52,295,238	52,844,281	(549,043)

						$(185,616)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$297,231,167	$10,502,557	$307,733,724
U.S. Corporate Bonds & Notes	—	513,029,433	—	513,029,433
Foreign Corporate Bonds & Notes:
Paper & Related Products	—	—	22,945	22,945
Other Industries	—	154,985,456	—	154,985,456
U.S. Government Agencies	—	500,949,958	—	500,949,958
U.S. Government Treasuries	—	293,696,331	—	293,696,331
Municipal Bonds & Notes	—	14,245,238	—	14,245,238
Foreign Government Obligations	—	5,724,763	—	5,724,763
Loans	—	—	2,555,800	2,555,800
Preferred Securities/Capital Securities	—	17,824,724	—	17,824,724
Warrants	—	—	0	0
Short-Term Investment Securities:
Registered Investment Companies	12,246,860	—	—	12,246,860
U.S. Government Agencies	—	11,725,000	—	11,725,000

Total Investments at Value	$12,246,860	$1,809,412,070	$13,081,302	$1,834,740,232

Other Financial Instruments:+
Futures Contracts	$363,427	$—	$—	$363,427

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$549,043	$—	$—	$549,043

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 97.0%
Aerospace/Defense-Equipment - 1.1%
HEICO Corp., Class A	51,420	$4,598,491

Applications Software - 3.4%
Intuit, Inc.	15,700	3,941,642
ServiceNow, Inc.†	35,100	9,530,001

		13,471,643

Auto-Cars/Light Trucks - 0.3%
Tesla, Inc.†	5,100	1,217,319

Auto/Truck Parts & Equipment-Original - 1.3%
Aptiv PLC	61,400	5,261,980

Banks-Commercial - 1.8%
East West Bancorp, Inc.	70,700	3,639,636
First Republic Bank	34,500	3,643,890

		7,283,526

Building & Construction Products-Misc. - 0.7%
Fortune Brands Home & Security, Inc.	52,800	2,786,784

Building Products-Air & Heating - 1.4%
Lennox International, Inc.	21,283	5,777,270

Building Products-Cement - 1.5%
Vulcan Materials Co.	48,200	6,078,502

Building-Residential/Commercial - 0.7%
NVR, Inc.†	950	2,994,856

Commercial Services-Finance - 5.1%
Global Payments, Inc.	51,700	7,551,819
S&P Global, Inc.	30,400	6,708,064
Square, Inc., Class A†	39,500	2,876,390
Worldpay, Inc., Class A†	28,100	3,293,601

		20,429,874

Computer Aided Design - 2.8%
Autodesk, Inc.†	41,500	7,395,715
Synopsys, Inc.†	30,100	3,644,508

		11,040,223

Computer Software - 1.4%
Splunk, Inc.†	39,300	5,424,972

Consulting Services - 3.3%
Booz Allen Hamilton Holding Corp.	86,100	5,104,869
Gartner, Inc.†	20,000	3,179,400
Verisk Analytics, Inc.	35,700	5,038,698

		13,322,967

Containers-Metal/Glass - 1.1%
Ball Corp.	70,500	4,225,770

Data Processing/Management - 3.1%
DocuSign, Inc.†	34,100	1,932,447
Fair Isaac Corp.†	10,800	3,021,300
Fiserv, Inc.†	83,000	7,240,920

		12,194,667

Decision Support Software - 0.8%
MSCI, Inc.	14,600	3,290,548

Distribution/Wholesale - 2.3%
Copart, Inc.†	86,300	5,809,716
WW Grainger, Inc.	11,400	3,214,800

		9,024,516

Diversified Manufacturing Operations - 1.0%
Parker-Hannifin Corp.	21,300	3,857,004

Drug Delivery Systems - 0.9%
DexCom, Inc.†	28,500	3,450,495

E-Commerce/Products - 0.8%
Wayfair, Inc., Class A†	19,800	3,210,570

E-Commerce/Services - 0.3%
Lyft, Inc., Class A†	23,400	1,399,320

Electric Products-Misc. - 1.0%
AMETEK, Inc.	44,300	3,905,931

Electronic Components-Semiconductors - 4.4%
Advanced Micro Devices, Inc.†	207,700	5,738,751
Microchip Technology, Inc.	47,500	4,744,775
Xilinx, Inc.	58,500	7,028,190

		17,511,716

Electronic Connectors - 1.5%
Amphenol Corp., Class A	62,200	6,192,632

Electronic Measurement Instruments - 1.9%
FLIR Systems, Inc.	35,000	1,852,900
Fortive Corp.	38,100	3,289,554
Keysight Technologies, Inc.†	30,100	2,619,603

		7,762,057

Enterprise Software/Service - 2.3%
Paycom Software, Inc.†	19,800	4,010,094
Veeva Systems, Inc., Class A†	35,700	4,993,359

		9,003,453

Entertainment Software - 1.3%
Take-Two Interactive Software, Inc.†	53,392	5,169,947

Finance-Investment Banker/Broker - 0.8%
TD Ameritrade Holding Corp.	64,500	3,391,410

Finance-Other Services - 0.9%
Nasdaq, Inc.	39,300	3,623,460

Gambling (Non-Hotel) - 0.7%
Red Rock Resorts, Inc., Class A	97,200	2,622,456

Hotels/Motels - 1.1%
Hilton Worldwide Holdings, Inc.	49,466	4,303,047

Insurance-Property/Casualty - 1.0%
Progressive Corp.	49,600	3,876,240

Internet Application Software - 0.7%
Okta, Inc.†	27,400	2,850,422

Internet Content-Information/News - 0.9%
Spotify Technology SA†	26,000	3,530,020

Internet Security - 2.6%
Palo Alto Networks, Inc.†	24,900	6,195,867
Proofpoint, Inc.†	32,000	4,013,440

		10,209,307

Machinery-Construction & Mining - 0.5%
Oshkosh Corp.	26,500	2,188,635

Machinery-General Industrial - 0.8%
Nordson Corp.	22,900	3,342,255

Medical Instruments - 1.0%
Edwards Lifesciences Corp.†	21,800	3,838,326

Medical Labs & Testing Services - 1.6%
Catalent, Inc.†	68,100	3,052,242
Teladoc Health, Inc.†	58,900	3,350,232

		6,402,474

Medical-Biomedical/Gene - 4.0%
Alnylam Pharmaceuticals, Inc.†	17,700	1,581,318
BioMarin Pharmaceutical, Inc.†	14,000	1,197,420
Exact Sciences Corp.†	48,200	4,756,858
Exelixis, Inc.†	138,300	2,718,978
Illumina, Inc.†	8,120	2,533,440
Intercept Pharmaceuticals, Inc.†	5,800	499,844
Sage Therapeutics, Inc.†	15,000	2,523,450
Spark Therapeutics, Inc.†	2,753	293,718

		16,105,026

Medical-Drugs - 1.3%
Jazz Pharmaceuticals PLC†	29,946	3,886,092
Moderna, Inc.†	46,300	1,205,189

		5,091,281

Medical-HMO - 2.0%
Centene Corp.†	66,300	3,418,428
WellCare Health Plans, Inc.†	18,000	4,650,300

		8,068,728

Medical-Hospitals - 0.4%
Acadia Healthcare Co., Inc.†	55,100	1,764,302

Networking Products - 1.3%
Arista Networks, Inc.†	16,800	5,246,472

Non-Hazardous Waste Disposal - 2.4%
Waste Connections, Inc.	103,000	9,555,310

Office Automation & Equipment - 1.1%
Zebra Technologies Corp., Class A†	21,600	4,560,624

Office Supplies & Forms - 1.4%
Avery Dennison Corp.	49,700	5,499,305

Oil Companies-Exploration & Production - 1.0%
Concho Resources, Inc.	36,400	4,199,832

Patient Monitoring Equipment - 0.7%
Insulet Corp.†	30,200	2,604,750

Publishing-Newspapers - 0.6%
New York Times Co., Class A	74,300	2,463,045

Real Estate Management/Services - 1.2%
CBRE Group, Inc., Class A†	88,600	4,613,402

Respiratory Products - 1.0%
ResMed, Inc.	38,600	4,034,086

Retail-Apparel/Shoe - 4.4%
American Eagle Outfitters, Inc.	68,700	1,633,686
Lululemon Athletica, Inc.†	30,892	5,447,804
Ross Stores, Inc.	108,300	10,576,578

		17,658,068

Retail-Auto Parts - 2.4%
O’Reilly Automotive, Inc.†	24,900	9,426,393

Retail-Gardening Products - 1.6%
Tractor Supply Co.	63,500	6,572,250

Retail-Perfume & Cosmetics - 0.7%
Ulta Beauty, Inc.†	7,500	2,617,350

Retail-Vision Service Center - 0.4%
National Vision Holdings, Inc.†	58,900	1,590,300

Schools - 1.0%
Bright Horizons Family Solutions, Inc.†	30,600	3,921,390

Semiconductor Components-Integrated Circuits - 1.0%
Marvell Technology Group, Ltd.	159,225	3,983,810

Semiconductor Equipment - 1.5%
Lam Research Corp.	28,200	5,849,526

Telecom Equipment-Fiber Optics - 0.8%
Corning, Inc.	96,500	3,073,525

Therapeutics - 0.3%
Agios Pharmaceuticals, Inc.†	23,163	1,295,275

Tools-Hand Held - 0.9%
Stanley Black & Decker, Inc.	23,200	3,401,120

Transport-Truck - 0.9%
Old Dominion Freight Line, Inc.	24,000	3,582,720

Veterinary Diagnostics - 0.6%
Elanco Animal Health, Inc.†	81,200	2,557,800

Web Hosting/Design - 2.0%
GoDaddy, Inc., Class A†	63,600	5,183,400
Shopify, Inc., Class A†	12,300	2,995,419

		8,178,819

Total Long-Term Investment Securities (cost $301,808,602)		387,579,594

REPURCHASE AGREEMENTS - 2.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 04/30/2019, to be repurchased 05/01/2019 in the amount of $11,722,163 collateralized by $11,670,000 of United States Treasury Notes, bearing interest at 2.75% due 07/31/2023 and having an approximate value of $11,958,144 (cost $11,722,000)	$11,722,000	11,722,000

TOTAL INVESTMENTS (cost $313,530,602)	99.9%	399,301,594
Other assets less liabilities	0.1	365,920

NET ASSETS	100.0%	$399,667,514

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$387,579,594	$—	$—	$387,579,594
Repurchase Agreements	—	11,722,000	—	11,722,000

Total Investments at Value	$387,579,594	$11,722,000	$—	$399,301,594

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 94.4%
Aerospace/Defense - 2.1%
Boeing Co.	10,180	$3,844,884
Lockheed Martin Corp.	2,858	952,657
Raytheon Co.	2,351	417,514
TransDigm Group, Inc.†	943	455,017

		5,670,072

Aerospace/Defense-Equipment - 0.5%
Harris Corp.	1,188	200,178
L3 Technologies, Inc.	907	198,252
United Technologies Corp.	7,538	1,074,994

		1,473,424

Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	1,857	83,157
Mosaic Co.	3,229	84,309

		167,466

Apparel Manufacturers - 0.3%
Hanesbrands, Inc.	3,081	55,674
Tapestry, Inc.	3,764	121,464
Under Armour, Inc., Class A†	2,365	54,608
Under Armour, Inc., Class C†	2,425	50,246
VF Corp.	6,285	593,367

		875,359

Applications Software - 8.6%
Intuit, Inc.	5,019	1,260,070
Microsoft Corp.	148,646	19,413,167
salesforce.com, Inc.†	14,822	2,450,818

		23,124,055

Athletic Footwear - 0.4%
NIKE, Inc., Class B	12,438	1,092,430

Auto/Truck Parts & Equipment-Original - 0.1%
Aptiv PLC	3,073	263,356

Banks-Commercial - 0.2%
First Republic Bank	3,193	337,245
SVB Financial Group†	1,020	256,754

		593,999

Banks-Fiduciary - 0.1%
Northern Trust Corp.	2,243	221,048

Banks-Super Regional - 0.6%
Comerica, Inc.	1,417	111,362
US Bancorp	29,151	1,554,331

		1,665,693

Beverages-Non-alcoholic - 1.7%
Coca-Cola Co.	38,766	1,901,860
Monster Beverage Corp.†	7,577	451,589
PepsiCo, Inc.	16,601	2,125,758

		4,479,207

Beverages-Wine/Spirits - 0.3%
Brown-Forman Corp., Class B	3,222	171,700
Constellation Brands, Inc., Class A	3,227	683,059

		854,759

Broadcast Services/Program - 0.1%
Fox Corp., Class A†	3,144	122,585
Fox Corp., Class B†	1,446	55,671

		178,256

Building Products-Cement - 0.1%
Martin Marietta Materials, Inc.	689	152,889
Vulcan Materials Co.	1,226	154,611

		307,500

Building Products-Wood - 0.0%
Masco Corp.	2,682	104,759

Building-Maintenance & Services - 0.0%
Rollins, Inc.	2,856	110,442

Cable/Satellite TV - 0.9%
Charter Communications, Inc., Class A†	1,446	536,741
Comcast Corp., Class A	40,253	1,752,213

		2,288,954

Chemicals-Diversified - 0.2%
Celanese Corp.	1,315	141,875
Eastman Chemical Co.	1,462	115,323
FMC Corp.	1,148	90,761
PPG Industries, Inc.	2,102	246,985

		594,944

Coatings/Paint - 0.2%
Sherwin-Williams Co.	980	445,733

Commercial Services - 0.5%
Cintas Corp.	1,641	356,327
Ecolab, Inc.	4,908	903,464

		1,259,791

Commercial Services-Finance - 2.6%
Automatic Data Processing, Inc.	8,440	1,387,452
Equifax, Inc.	1,426	179,605
FleetCor Technologies, Inc.†	998	260,428
Global Payments, Inc.	3,053	445,952
H&R Block, Inc.	2,469	67,181
IHS Markit, Ltd.†	7,042	403,225
Moody’s Corp.	1,578	310,266
PayPal Holdings, Inc.†	22,730	2,563,262
S&P Global, Inc.	4,817	1,062,919
Total System Services, Inc.	2,144	219,203

		6,899,493

Computer Aided Design - 0.6%
ANSYS, Inc.†	1,623	317,784
Autodesk, Inc.†	4,243	756,145
Cadence Design Systems, Inc.†	3,205	222,363
Synopsys, Inc.†	1,653	200,145

		1,496,437

Computer Data Security - 0.1%
Fortinet, Inc.†	2,810	262,510

Computer Services - 0.4%
Accenture PLC, Class A	5,681	1,037,748

Computer Software - 0.4%
Akamai Technologies, Inc.†	3,162	253,150
Citrix Systems, Inc.	2,425	244,828
Red Hat, Inc.†	3,425	625,165

		1,123,143

Computers-Memory Devices - 0.2%
NetApp, Inc.	4,785	348,587
Seagate Technology PLC	3,179	153,610

		502,197

Consulting Services - 0.2%
Gartner, Inc.†	1,738	276,290
Verisk Analytics, Inc.	2,186	308,532

		584,822

Consumer Products-Misc. - 0.3%
Clorox Co.	2,483	396,610
Kimberly-Clark Corp.	3,604	462,681

		859,291

Containers-Metal/Glass - 0.1%
Ball Corp.	4,340	260,140

Cosmetics & Toiletries - 1.5%
Colgate-Palmolive Co.	9,516	692,670
Estee Lauder Cos., Inc., Class A	2,875	493,954
Procter & Gamble Co.	27,142	2,890,080

		4,076,704

Data Processing/Management - 0.8%
Broadridge Financial Solutions, Inc.	2,241	264,729
Fidelity National Information Services, Inc.	6,256	725,258
Fiserv, Inc.†	7,587	661,890
Jack Henry & Associates, Inc.	718	107,025
Paychex, Inc.	3,839	323,666

		2,082,568

Decision Support Software - 0.1%
MSCI, Inc.	1,634	368,271

Dental Supplies & Equipment - 0.1%
Align Technology, Inc.†	719	233,445

Diagnostic Equipment - 1.1%
Danaher Corp.	6,817	902,844
Thermo Fisher Scientific, Inc.	7,800	2,164,110

		3,066,954

Diagnostic Kits - 0.1%
IDEXX Laboratories, Inc.†	1,666	386,512

Dialysis Centers - 0.1%
DaVita, Inc.†	2,450	135,338

Disposable Medical Products - 0.1%
Teleflex, Inc.	892	255,273

Distribution/Wholesale - 0.3%
Copart, Inc.†	2,646	178,129
Fastenal Co.	5,544	391,129
WW Grainger, Inc.	874	246,468

		815,726

Diversified Manufacturing Operations - 0.9%
3M Co.	5,689	1,078,122
Eaton Corp. PLC	3,939	326,228
Illinois Tool Works, Inc.	2,339	364,019
Ingersoll-Rand PLC	4,692	575,286

		2,343,655

E-Commerce/Products - 5.8%
Amazon.com, Inc.†	7,994	15,400,601
eBay, Inc.	6,332	245,365

		15,645,966

E-Commerce/Services - 0.4%
Booking Holdings, Inc.†	419	777,241
Expedia Group, Inc.	1,404	182,295
TripAdvisor, Inc.†	1,334	71,009

		1,030,545

Electric Products-Misc. - 0.1%
AMETEK, Inc.	4,401	388,036

Electric-Integrated - 1.5%
Alliant Energy Corp.	2,607	123,129
Ameren Corp.	4,740	344,930
CMS Energy Corp.	3,075	170,816
Dominion Energy, Inc.	7,279	566,816
Eversource Energy	3,378	242,067
NextEra Energy, Inc.	9,264	1,801,292
Pinnacle West Capital Corp.	2,173	207,022
WEC Energy Group, Inc.	2,934	230,114
Xcel Energy, Inc.	4,483	253,289

		3,939,475

Electronic Components-Misc. - 0.0%
Garmin, Ltd.	1,457	124,923

Electronic Components-Semiconductors - 3.5%
Advanced Micro Devices, Inc.†	17,069	471,616
Broadcom, Inc.	7,674	2,443,402
Intel Corp.	58,375	2,979,460
Microchip Technology, Inc.	2,341	233,842
NVIDIA Corp.	6,223	1,126,363
Skyworks Solutions, Inc.	2,057	181,386
Texas Instruments, Inc.	12,001	1,414,078
Xilinx, Inc.	4,905	589,287

		9,439,434

Electronic Connectors - 0.1%
Amphenol Corp., Class A	2,195	218,534

Electronic Forms - 1.0%
Adobe, Inc.†	9,449	2,733,123

Electronic Measurement Instruments - 0.2%
Agilent Technologies, Inc.	3,261	255,989
Keysight Technologies, Inc.†	3,637	316,528

		572,517

Electronic Security Devices - 0.0%
Allegion PLC	933	92,582

Enterprise Software/Service - 0.5%
Oracle Corp.	24,684	1,365,766

Entertainment Software - 0.2%
Electronic Arts, Inc.†	2,786	263,695
Take-Two Interactive Software, Inc.†	2,192	212,251

		475,946

Finance-Credit Card - 4.2%
Alliance Data Systems Corp.	883	141,368
American Express Co.	6,699	785,324
Discover Financial Services	4,136	337,043
Mastercard, Inc., Class A	17,489	4,446,403
Visa, Inc., Class A	33,909	5,575,657
Western Union Co.	3,547	68,954

		11,354,749

Finance-Investment Banker/Broker - 0.3%
Charles Schwab Corp.	11,951	547,117
E*TRADE Financial Corp.	2,816	142,658

		689,775

Finance-Other Services - 0.5%
Cboe Global Markets, Inc.	2,174	220,900
Intercontinental Exchange, Inc.	11,014	895,989
Nasdaq, Inc.	1,570	144,754

		1,261,643

Food-Confectionery - 0.1%
Hershey Co.	1,643	205,129

Food-Meat Products - 0.1%
Hormel Foods Corp.	5,282	210,963

Food-Misc./Diversified - 0.3%
Kellogg Co.	4,864	293,299
Lamb Weston Holdings, Inc.	2,838	198,802
McCormick & Co., Inc.	2,375	365,679

		857,780

Food-Wholesale/Distribution - 0.2%
Sysco Corp.	5,766	405,753

Gas-Distribution - 0.1%
Atmos Energy Corp.	1,336	136,726

Home Decoration Products - 0.0%
Newell Brands, Inc.	3,919	56,355

Hotels/Motels - 0.3%
Hilton Worldwide Holdings, Inc.	5,674	493,581
Marriott International, Inc., Class A	2,185	298,078

		791,659

Human Resources - 0.0%
Robert Half International, Inc.	1,061	65,878

Independent Power Producers - 0.1%
NRG Energy, Inc.	5,444	224,129

Industrial Automated/Robotic - 0.1%
Rockwell Automation, Inc.	1,158	209,262

Industrial Gases - 0.8%
Air Products & Chemicals, Inc.	4,255	875,636
Linde PLC	7,153	1,289,400

		2,165,036

Instruments-Controls - 0.5%
Honeywell International, Inc.	7,063	1,226,349
Mettler-Toledo International, Inc.†	307	228,795

		1,455,144

Instruments-Scientific - 0.1%
PerkinElmer, Inc.	1,116	106,957
Waters Corp.†	831	177,452

		284,409

Insurance Brokers - 0.5%
Aon PLC	2,929	527,630
Arthur J. Gallagher & Co.	2,389	199,768
Marsh & McLennan Cos., Inc.	6,165	581,298

		1,308,696

Insurance-Life/Health - 0.0%
Torchmark Corp.	884	77,491

Insurance-Multi-line - 0.1%
Cincinnati Financial Corp.	1,409	135,518

Insurance-Property/Casualty - 1.6%
Berkshire Hathaway, Inc., Class B†	18,084	3,918,984
Progressive Corp.	5,996	468,587

		4,387,571

Internet Content-Entertainment - 4.7%
Facebook, Inc., Class A†	46,219	8,938,754
Netflix, Inc.†	8,459	3,134,398
Twitter, Inc.†	14,114	563,290

		12,636,442

Internet Infrastructure Software - 0.1%
F5 Networks, Inc.†	1,152	180,749

Investment Management/Advisor Services - 0.2%
Ameriprise Financial, Inc.	1,418	208,120
T. Rowe Price Group, Inc.	2,289	246,067

		454,187

Machinery-General Industrial - 0.3%
Roper Technologies, Inc.	2,007	721,918
Wabtec Corp.	1,245	92,217

		814,135

Machinery-Pumps - 0.1%
Flowserve Corp.	1,345	65,945
Xylem, Inc.	3,479	290,149

		356,094

Medical Information Systems - 0.2%
Cerner Corp.†	6,284	417,572

Medical Instruments - 1.9%
Boston Scientific Corp.†	26,852	996,746
Edwards Lifesciences Corp.†	4,025	708,682
Intuitive Surgical, Inc.†	2,218	1,132,577
Medtronic PLC	25,984	2,307,639

		5,145,644

Medical Labs & Testing Services - 0.1%
IQVIA Holdings, Inc.†	2,238	310,858

Medical Products - 2.2%
Abbott Laboratories	34,028	2,707,268
ABIOMED, Inc.†	874	242,456
Baxter International, Inc.	3,971	302,987
Becton Dickinson and Co.	3,284	790,590
Cooper Cos., Inc.	411	119,157
Henry Schein, Inc.†	1,320	84,559
Hologic, Inc.†	2,854	132,369
Stryker Corp.	3,536	667,986
Varian Medical Systems, Inc.†	1,759	239,523
Zimmer Biomet Holdings, Inc.	3,961	487,837

		5,774,732

Medical-Biomedical/Gene - 2.0%
Alexion Pharmaceuticals, Inc.†	4,330	589,443
Amgen, Inc.	7,957	1,426,849
Biogen, Inc.†	2,058	471,776
Celgene Corp.†	6,396	605,445
Illumina, Inc.†	2,848	888,576
Incyte Corp.†	1,652	126,874
Regeneron Pharmaceuticals, Inc.†	896	307,453
Vertex Pharmaceuticals, Inc.†	4,953	836,958

		5,253,374

Medical-Drugs - 6.3%
AbbVie, Inc.	14,861	1,179,815
Bristol-Myers Squibb Co.	16,132	749,009
Eli Lilly & Co.	16,734	1,958,547
Johnson & Johnson	30,442	4,298,410
Merck & Co., Inc.	50,010	3,936,287
Pfizer, Inc.	107,564	4,368,174
Zoetis, Inc.	5,102	519,588

		17,009,830

Medical-HMO - 0.3%
Humana, Inc.	2,627	670,962
WellCare Health Plans, Inc.†	969	250,341

		921,303

Medical-Hospitals - 0.3%
HCA Healthcare, Inc.	5,174	658,288
Universal Health Services, Inc., Class B	922	116,974

		775,262

Metal-Copper - 0.1%
Freeport-McMoRan, Inc.	12,633	155,512

Multimedia - 1.0%
Walt Disney Co.	18,947	2,595,171

Networking Products - 1.9%
Arista Networks, Inc.†	1,012	316,037
Cisco Systems, Inc.	85,287	4,771,808

		5,087,845

Non-Hazardous Waste Disposal - 0.4%
Republic Services, Inc.	1,795	148,662
Waste Management, Inc.	7,554	810,846

		959,508

Office Supplies & Forms - 0.0%
Avery Dennison Corp.	732	80,996

Oil Companies-Exploration & Production - 1.7%
Anadarko Petroleum Corp.	9,679	705,115
Apache Corp.	7,273	239,354
Cabot Oil & Gas Corp.	5,660	146,537
Cimarex Energy Co.	1,101	75,595
Concho Resources, Inc.	2,138	246,683
ConocoPhillips	21,979	1,387,315
Devon Energy Corp.	8,492	272,933
Diamondback Energy, Inc.	2,994	318,532
Hess Corp.	2,712	173,893
Marathon Oil Corp.	15,858	270,220
Occidental Petroleum Corp.	14,522	855,055

		4,691,232

Oil Companies-Integrated - 1.4%
Exxon Mobil Corp.	45,970	3,690,472

Oil Refining & Marketing - 0.1%
HollyFrontier Corp.	3,044	145,290

Pharmacy Services - 0.2%
Cigna Corp.	4,197	666,651

Pipelines - 0.1%
ONEOK, Inc.	4,546	308,810

Real Estate Investment Trusts - 2.9%
American Tower Corp.	8,547	1,669,229
Apartment Investment & Management Co., Class A	3,016	148,870
AvalonBay Communities, Inc.	1,825	366,697
Boston Properties, Inc.	1,587	218,403
Crown Castle International Corp.	3,301	415,200
Digital Realty Trust, Inc.	2,255	265,436
Duke Realty Corp.	4,663	145,113
Equinix, Inc.	969	440,604
Equity Residential	4,874	372,471
Essex Property Trust, Inc.	942	266,115
Extra Space Storage, Inc.	1,628	168,807
Federal Realty Investment Trust	692	92,624
HCP, Inc.	9,257	275,674
Host Hotels & Resorts, Inc.	6,743	129,735
Mid-America Apartment Communities, Inc.	1,236	135,231
Public Storage	2,908	643,191
Realty Income Corp.	4,297	300,833
Regency Centers Corp.	1,460	98,068
SBA Communications Corp.†	1,265	257,718
Simon Property Group, Inc.	4,011	696,711
UDR, Inc.	2,937	132,018
Vornado Realty Trust	1,713	118,437
Welltower, Inc.	7,486	557,932

		7,915,117

Rental Auto/Equipment - 0.0%
United Rentals, Inc.†	817	115,132

Respiratory Products - 0.1%
ResMed, Inc.	2,776	290,120

Retail-Apparel/Shoe - 0.2%
Foot Locker, Inc.	1,072	61,329
Ross Stores, Inc.	4,093	399,723

		461,052

Retail-Auto Parts - 0.5%
Advance Auto Parts, Inc.	903	150,187
AutoZone, Inc.†	484	497,702
O’Reilly Automotive, Inc.†	1,518	574,669

		1,222,558

Retail-Automobile - 0.0%
CarMax, Inc.†	1,483	115,466

Retail-Building Products - 1.1%
Home Depot, Inc.	10,067	2,050,648
Lowe’s Cos., Inc.	7,139	807,706

		2,858,354

Retail-Discount - 0.2%
Dollar General Corp.	5,093	642,176

Retail-Gardening Products - 0.1%
Tractor Supply Co.	2,350	243,225

Retail-Jewelry - 0.0%
Tiffany & Co.	946	101,998

Retail-Major Department Stores - 0.5%
Nordstrom, Inc.	1,017	41,717
TJX Cos., Inc.	23,977	1,315,858

		1,357,575

Retail-Perfume & Cosmetics - 0.1%
Ulta Beauty, Inc.†	1,092	381,086

Retail-Regional Department Stores - 0.0%
Macy’s, Inc.	2,502	58,897

Retail-Restaurants - 1.9%
Chipotle Mexican Grill, Inc.†	472	324,755
Darden Restaurants, Inc.	1,675	196,980
McDonald’s Corp.	14,828	2,929,568
Starbucks Corp.	12,288	954,532
Yum! Brands, Inc.	5,937	619,763

		5,025,598

Semiconductor Components-Integrated Circuits - 0.6%
Analog Devices, Inc.	3,853	447,873
Maxim Integrated Products, Inc.	3,178	190,680
QUALCOMM, Inc.	12,194	1,050,269

		1,688,822

Semiconductor Equipment - 0.1%
KLA-Tencor Corp.	1,760	224,365

Soap & Cleaning Preparation - 0.1%
Church & Dwight Co., Inc.	4,764	357,062

Telephone-Integrated - 1.7%
Verizon Communications, Inc.	80,056	4,578,403

Tobacco - 0.5%
Philip Morris International, Inc.	15,360	1,329,562

Toys - 0.1%
Hasbro, Inc.	1,279	130,279
Mattel, Inc.†	3,279	39,971

		170,250

Transport-Rail - 1.7%
CSX Corp.	15,012	1,195,406
Kansas City Southern	861	106,024
Norfolk Southern Corp.	3,575	729,371
Union Pacific Corp.	14,005	2,479,445

		4,510,246

Transport-Services - 0.5%
Expeditors International of Washington, Inc.	3,326	264,151
FedEx Corp.	2,094	396,729
United Parcel Service, Inc., Class B	6,742	716,135

		1,377,015

Transport-Truck - 0.0%
JB Hunt Transport Services, Inc.	1,129	106,668

Water - 0.1%
American Water Works Co., Inc.	2,206	238,667

Web Hosting/Design - 0.2%
VeriSign, Inc.†	2,041	402,995

Web Portals/ISP - 5.2%
Alphabet, Inc., Class A†	5,800	6,953,968
Alphabet, Inc., Class C†	5,955	7,077,398

		14,031,366

Wireless Equipment - 0.2%
Motorola Solutions, Inc.	3,175	460,089

Total Common Stocks (cost $214,805,297)		253,567,520

EXCHANGE-TRADED FUNDS - 5.6%
iShares S&P 500 Growth Index Fund	26,914	4,821,912
SPDR Portfolio S&P 500 Growth ETF	266,460	10,306,673

Total Exchange-Traded Funds (cost $14,255,301)		15,128,585

Total Long-Term Investment Securities (cost $229,060,598)		268,696,105

SHORT-TERM INVESTMENT SECURITIES - 0.1%
U.S. Government Treasuries - 0.1%
United States Treasury Bills 2.38% due 06/20/2019(1) (cost $99,670)	100,000	99,670

TOTAL INVESTMENTS (cost $229,160,268)	100.1%	268,795,775
Liabilities in excess of other assets	(0.1)	(248,042)

NET ASSETS	100.0%	$268,547,733

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ETF - Exchange-Traded Funds

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
3	Long	S&P 500 E-Mini Index	June 2019	419,599	442,275	$22,676

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$253,567,520	$—	$—	$253,567,520
Exchange-Traded Funds	15,128,585	—	—	15,128,585
Short-Term Investment Securities	—	99,670	—	99,670

Total Investments at Value	$268,696,105	$99,670	$—	$268,795,775

Other Financial Instruments:†
Futures Contracts	$22,676	$—	$—	$22,676

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 92.7%
Advertising Agencies - 0.1%
Interpublic Group of Cos., Inc.	33,193	$763,439
Omnicom Group, Inc.	19,290	1,543,779

		2,307,218

Aerospace/Defense - 1.7%
Boeing Co.	45,311	17,113,511
General Dynamics Corp.	23,365	4,175,793
Lockheed Martin Corp.	21,199	7,066,263
Northrop Grumman Corp.	14,637	4,243,413
Raytheon Co.	24,339	4,322,363
TransDigm Group, Inc.†	4,197	2,025,136

		38,946,479

Aerospace/Defense-Equipment - 0.6%
Arconic, Inc.	37,219	799,464
Harris Corp.	10,172	1,713,982
L3 Technologies, Inc.	6,840	1,495,087
United Technologies Corp.	69,902	9,968,725

		13,977,258

Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	19,221	860,716
Mosaic Co.	30,582	798,496

		1,659,212

Agricultural Operations - 0.1%
Archer-Daniels-Midland Co.	48,299	2,154,135

Airlines - 0.4%
Alaska Air Group, Inc.	10,617	657,192
American Airlines Group, Inc.	34,465	1,178,014
Delta Air Lines, Inc.	53,280	3,105,691
Southwest Airlines Co.	42,895	2,326,196
United Continental Holdings, Inc.†	19,321	1,716,864

		8,983,957

Apparel Manufacturers - 0.3%
Capri Holdings, Ltd.†	13,162	580,181
Hanesbrands, Inc.	31,167	563,188
PVH Corp.	6,531	842,434
Ralph Lauren Corp.	4,548	598,426
Tapestry, Inc.	25,006	806,944
Under Armour, Inc., Class A†	16,194	373,919
Under Armour, Inc., Class C†	16,604	344,035
VF Corp.	27,974	2,641,025

		6,750,152

Appliances - 0.0%
Whirlpool Corp.	5,486	761,567

Applications Software - 4.5%
Intuit, Inc.	22,341	5,608,931
Microsoft Corp.	661,615	86,406,919
salesforce.com, Inc.†	65,970	10,908,140

		102,923,990

Athletic Footwear - 0.4%
NIKE, Inc., Class B	108,551	9,534,034

Auto-Cars/Light Trucks - 0.4%
Ford Motor Co.	336,981	3,521,452
General Motors Co.	113,038	4,402,830

		7,924,282

Auto-Heavy Duty Trucks - 0.1%
PACCAR, Inc.	29,899	2,142,861

Auto/Truck Parts & Equipment-Original - 0.1%
Aptiv PLC	22,424	1,921,737
BorgWarner, Inc.	17,911	748,142

		2,669,879

Banks-Commercial - 0.5%
BB&T Corp.	65,854	3,371,725
Citizens Financial Group, Inc.	39,702	1,437,213
First Republic Bank	14,210	1,500,860
M&T Bank Corp.	11,946	2,031,656
Regions Financial Corp.	87,763	1,362,959
SVB Financial Group†	4,539	1,142,557
Zions Bancorp NA	16,054	791,944

		11,638,914

Banks-Fiduciary - 0.3%
Bank of New York Mellon Corp.	75,754	3,761,944
Northern Trust Corp.	18,835	1,856,189
State Street Corp.	32,654	2,209,370

		7,827,503

Banks-Super Regional - 1.7%
Comerica, Inc.	13,711	1,077,547
Fifth Third Bancorp	66,380	1,913,072
Huntington Bancshares, Inc.	90,272	1,256,586
KeyCorp	86,993	1,526,727
PNC Financial Services Group, Inc.	39,117	5,356,291
SunTrust Banks, Inc.	38,224	2,502,908
US Bancorp	129,748	6,918,163
Wells Fargo & Co.	353,088	17,092,990

		37,644,284

Beverages-Non-alcoholic - 1.5%
Coca-Cola Co.	331,816	16,278,893
Monster Beverage Corp.†	33,724	2,009,950
PepsiCo, Inc.	121,133	15,511,081

		33,799,924

Beverages-Wine/Spirits - 0.2%
Brown-Forman Corp., Class B	14,340	764,179
Constellation Brands, Inc., Class A	14,362	3,040,004

		3,804,183

Brewery - 0.0%
Molson Coors Brewing Co., Class B	16,183	1,038,787

Broadcast Services/Program - 0.1%
Discovery, Inc., Class A†	13,541	418,417
Discovery, Inc., Class C†	31,083	893,947
Fox Corp., Class A†	30,424	1,186,232
Fox Corp., Class B†	14,001	539,038

		3,037,634

Building & Construction Products-Misc. - 0.0%
Fortune Brands Home & Security, Inc.	12,120	639,694

Building Products-Air & Heating - 0.1%
Johnson Controls International PLC	78,708	2,951,550

Building Products-Cement - 0.1%
Martin Marietta Materials, Inc.	5,384	1,194,710
Vulcan Materials Co.	11,368	1,433,618

		2,628,328

Building Products-Wood - 0.0%
Masco Corp.	25,396	991,968

Building-Maintenance & Services - 0.0%
Rollins, Inc.	12,710	491,496

Building-Residential/Commercial - 0.1%
D.R. Horton, Inc.	29,304	1,298,460
Lennar Corp., Class A	24,659	1,283,008
PulteGroup, Inc.	21,987	691,711

		3,273,179

Cable/Satellite TV - 1.0%
Charter Communications, Inc., Class A†	14,964	5,554,487
Comcast Corp., Class A	389,483	16,954,195
DISH Network Corp., Class A†	19,787	694,920

		23,203,602

Casino Hotels - 0.1%
MGM Resorts International	43,986	1,171,347
Wynn Resorts, Ltd.	8,354	1,206,736

		2,378,083

Chemicals-Diversified - 0.8%
Celanese Corp.	11,047	1,191,861
Dow, Inc.†	64,813	3,676,841
DowDuPont, Inc.	194,440	7,476,218
Eastman Chemical Co.	12,054	950,820
FMC Corp.	11,612	918,045
LyondellBasell Industries NV, Class A	26,246	2,315,685
PPG Industries, Inc.	20,343	2,390,302

		18,919,772

Chemicals-Specialty - 0.1%
Albemarle Corp.	9,120	684,547
International Flavors & Fragrances, Inc.	8,736	1,203,734

		1,888,281

Coatings/Paint - 0.1%
Sherwin-Williams Co.	7,036	3,200,184

Commercial Services - 0.3%
Cintas Corp.	7,302	1,585,556
Ecolab, Inc.	21,844	4,021,043
Nielsen Holdings PLC	30,652	782,546
Quanta Services, Inc.	12,190	494,914

		6,884,059

Commercial Services-Finance - 1.5%
Automatic Data Processing, Inc.	37,567	6,175,639
Equifax, Inc.	10,409	1,311,014
FleetCor Technologies, Inc.†	7,404	1,932,074
Global Payments, Inc.	13,591	1,985,237
H&R Block, Inc.	17,724	482,270
IHS Markit, Ltd.†	31,343	1,794,700
Moody’s Corp.	14,330	2,817,565
PayPal Holdings, Inc.†	101,172	11,409,166
S&P Global, Inc.	21,438	4,730,509
Total System Services, Inc.	14,036	1,435,041

		34,073,215

Computer Aided Design - 0.4%
ANSYS, Inc.†	7,224	1,414,459
Autodesk, Inc.†	18,886	3,365,674
Cadence Design Systems, Inc.†	24,179	1,677,539
Synopsys, Inc.†	12,907	1,562,780

		8,020,452

Computer Data Security - 0.1%
Fortinet, Inc.†	12,507	1,168,404

Computer Services - 1.1%
Accenture PLC, Class A	54,971	10,041,553
Cognizant Technology Solutions Corp., Class A	49,594	3,618,378
DXC Technology Co.	23,134	1,520,829
International Business Machines Corp.	76,738	10,764,039

		25,944,799

Computer Software - 0.2%
Akamai Technologies, Inc.†	14,075	1,126,845
Citrix Systems, Inc.	10,791	1,089,459
Red Hat, Inc.†	15,243	2,782,305

		4,998,609

Computers - 3.6%
Apple, Inc.	386,292	77,517,215
Hewlett Packard Enterprise Co.	118,743	1,877,327
HP, Inc.	132,242	2,638,228

		82,032,770

Computers-Memory Devices - 0.2%
NetApp, Inc.	21,298	1,551,559
Seagate Technology PLC	22,109	1,068,307
Western Digital Corp.	25,082	1,282,192

		3,902,058

Consulting Services - 0.1%
Gartner, Inc.†	7,736	1,229,792
Verisk Analytics, Inc.	14,100	1,990,074

		3,219,866

Consumer Products-Misc. - 0.2%
Clorox Co.	11,052	1,765,336
Kimberly-Clark Corp.	29,702	3,813,143

		5,578,479

Containers-Metal/Glass - 0.1%
Ball Corp.	28,832	1,728,190

Containers-Paper/Plastic - 0.1%
Packaging Corp. of America	8,149	808,055
Sealed Air Corp.	13,421	625,687
WestRock Co.	22,022	845,204

		2,278,946

Cosmetics & Toiletries - 1.4%
Colgate-Palmolive Co.	74,307	5,408,807
Coty, Inc., Class A	38,871	420,584
Estee Lauder Cos., Inc., Class A	18,821	3,233,636
Procter & Gamble Co.	215,724	22,970,291

		32,033,318

Cruise Lines - 0.2%
Carnival Corp.	34,529	1,894,261
Norwegian Cruise Line Holdings, Ltd.†	18,769	1,058,384
Royal Caribbean Cruises, Ltd.	14,792	1,788,944

		4,741,589

Data Processing/Management - 0.5%
Broadridge Financial Solutions, Inc.	9,976	1,178,465
Fidelity National Information Services, Inc.	27,847	3,228,303
Fiserv, Inc.†	33,769	2,946,008
Jack Henry & Associates, Inc.	6,655	991,994
Paychex, Inc.	27,559	2,323,499

		10,668,269

Decision Support Software - 0.1%
MSCI, Inc.	7,272	1,638,963

Dental Supplies & Equipment - 0.1%
Align Technology, Inc.†	6,277	2,038,016
DENTSPLY SIRONA, Inc.	19,191	981,236

		3,019,252

Diagnostic Equipment - 0.7%
Danaher Corp.	54,181	7,175,732
Thermo Fisher Scientific, Inc.	34,716	9,631,954

		16,807,686

Diagnostic Kits - 0.1%
IDEXX Laboratories, Inc.†	7,417	1,720,744

Dialysis Centers - 0.0%
DaVita, Inc.†	10,906	602,447

Disposable Medical Products - 0.1%
Teleflex, Inc.	3,969	1,135,848

Distribution/Wholesale - 0.2%
Copart, Inc.†	17,318	1,165,848
Fastenal Co.	24,677	1,740,962
LKQ Corp.†	27,145	817,065
WW Grainger, Inc.	3,889	1,096,698

		4,820,573

Diversified Banking Institutions - 3.6%
Bank of America Corp.	774,620	23,687,879
Citigroup, Inc.	202,784	14,336,829
Goldman Sachs Group, Inc.	29,535	6,081,847
JPMorgan Chase & Co.	282,355	32,767,298
Morgan Stanley	111,992	5,403,614

		82,277,467

Diversified Manufacturing Operations - 1.3%
3M Co.	49,654	9,409,930
A.O. Smith Corp.	12,228	642,826
Eaton Corp. PLC	36,529	3,025,332
General Electric Co.	750,684	7,634,456
Illinois Tool Works, Inc.	26,031	4,051,204
Ingersoll-Rand PLC	20,883	2,560,465
Parker-Hannifin Corp.	11,156	2,020,128
Textron, Inc.	20,238	1,072,614

		30,416,955

E-Commerce/Products - 3.1%
Amazon.com, Inc.†	35,582	68,549,434
eBay, Inc.	74,161	2,873,739

		71,423,173

E-Commerce/Services - 0.4%
Booking Holdings, Inc.†	3,882	7,201,071
Cars.com, Inc.†	1	21
Expedia Group, Inc.	10,083	1,309,177
TripAdvisor, Inc.†	8,863	471,777

		8,982,046

Electric Products-Misc. - 0.2%
AMETEK, Inc.	19,587	1,726,986
Emerson Electric Co.	53,002	3,762,612

		5,489,598

Electric-Distribution - 0.2%
CenterPoint Energy, Inc.	43,220	1,339,820
Sempra Energy	23,632	3,023,714

		4,363,534

Electric-Integrated - 2.6%
AES Corp.	57,113	977,775
Alliant Energy Corp.	20,358	961,508
Ameren Corp.	21,096	1,535,156
American Electric Power Co., Inc.	42,539	3,639,211
CMS Energy Corp.	24,439	1,357,586
Consolidated Edison, Inc.	27,688	2,385,598
Dominion Energy, Inc.	68,929	5,367,501
DTE Energy Co.	15,688	1,972,139
Duke Energy Corp.	62,694	5,712,677
Edison International	28,096	1,791,682
Entergy Corp.	16,349	1,584,218
Evergy, Inc.	21,958	1,269,612
Eversource Energy	27,335	1,958,826
Exelon Corp.	83,626	4,260,745
FirstEnergy Corp.	43,432	1,825,447
NextEra Energy, Inc.	41,235	8,017,733
Pinnacle West Capital Corp.	9,671	921,356
PPL Corp.	62,170	1,940,326
Public Service Enterprise Group, Inc.	43,588	2,600,024
Southern Co.	89,216	4,748,076
WEC Energy Group, Inc.	27,203	2,133,531
Xcel Energy, Inc.	44,343	2,505,380

		59,466,107

Electronic Components-Misc. - 0.0%
Garmin, Ltd.	10,456	896,497

Electronic Components-Semiconductors - 2.8%
Advanced Micro Devices, Inc.†	75,974	2,099,162
Broadcom, Inc.	34,158	10,875,907
Intel Corp.	387,800	19,793,312
IPG Photonics Corp.†	3,060	534,674
Microchip Technology, Inc.	20,435	2,041,252
Micron Technology, Inc.†	96,674	4,066,108
NVIDIA Corp.	52,259	9,458,879
Qorvo, Inc.†	10,589	800,634
Skyworks Solutions, Inc.	15,011	1,323,670
Texas Instruments, Inc.	80,930	9,535,982
Xilinx, Inc.	21,832	2,622,897

		63,152,477

Electronic Connectors - 0.2%
Amphenol Corp., Class A	25,706	2,559,289
TE Connectivity, Ltd.	29,221	2,794,989

		5,354,278

Electronic Forms - 0.5%
Adobe, Inc.†	42,059	12,165,566

Electronic Measurement Instruments - 0.3%
Agilent Technologies, Inc.	27,390	2,150,115
FLIR Systems, Inc.	11,682	618,445
Fortive Corp.	25,394	2,192,518
Keysight Technologies, Inc.†	16,190	1,409,016

		6,370,094

Electronic Security Devices - 0.0%
Allegion PLC	8,146	808,328

Engineering/R&D Services - 0.1%
Fluor Corp.	12,037	478,230
Jacobs Engineering Group, Inc.	10,106	787,662

		1,265,892

Engines-Internal Combustion - 0.1%
Cummins, Inc.	12,483	2,075,798

Enterprise Software/Service - 0.5%
Oracle Corp.	219,739	12,158,159

Entertainment Software - 0.3%
Activision Blizzard, Inc.	65,869	3,175,545
Electronic Arts, Inc.†	25,836	2,445,377
Take-Two Interactive Software, Inc.†	9,759	944,964

		6,565,886

Finance-Consumer Loans - 0.1%
Synchrony Financial	56,318	1,952,545

Finance-Credit Card - 2.6%
Alliance Data Systems Corp.	3,930	629,193
American Express Co.	59,637	6,991,246
Capital One Financial Corp.	40,348	3,745,505
Discover Financial Services	28,319	2,307,715
Mastercard, Inc., Class A	77,842	19,790,550
Visa, Inc., Class A	150,927	24,816,927
Western Union Co.	37,589	730,730

		59,011,866

Finance-Investment Banker/Broker - 0.3%
Charles Schwab Corp.	102,299	4,683,248
E*TRADE Financial Corp.	21,241	1,076,069
Jefferies Financial Group, Inc.	22,679	466,507

		6,225,824

Finance-Other Services - 0.5%
Cboe Global Markets, Inc.	9,676	983,178
CME Group, Inc.	30,853	5,519,602
Intercontinental Exchange, Inc.	49,025	3,988,184
Nasdaq, Inc.	9,986	920,709

		11,411,673

Food-Confectionery - 0.1%
Hershey Co.	11,989	1,496,827
J.M. Smucker Co.	9,810	1,203,000

		2,699,827

Food-Meat Products - 0.1%
Hormel Foods Corp.	23,511	939,029
Tyson Foods, Inc., Class A	25,462	1,909,905

		2,848,934

Food-Misc./Diversified - 0.7%
Campbell Soup Co.	16,614	642,796
Conagra Brands, Inc.	41,877	1,288,974
General Mills, Inc.	51,461	2,648,698
Kellogg Co.	21,649	1,305,435
Kraft Heinz Co.	53,631	1,782,694
Lamb Weston Holdings, Inc.	12,633	884,941
McCormick & Co., Inc.	10,573	1,627,925
Mondelez International, Inc., Class A	124,538	6,332,757

		16,514,220

Food-Retail - 0.1%
Kroger Co.	68,794	1,773,509

Food-Wholesale/Distribution - 0.1%
Sysco Corp.	40,736	2,866,592

Gas-Distribution - 0.1%
Atmos Energy Corp.	10,080	1,031,587
NiSource, Inc.	32,122	892,349

		1,923,936

Gold Mining - 0.1%
Newmont Goldcorp Corp.	70,472	2,188,860

Home Decoration Products - 0.0%
Newell Brands, Inc.	33,543	482,348

Home Furnishings - 0.0%
Leggett & Platt, Inc.	11,303	444,886

Hotels/Motels - 0.2%
Hilton Worldwide Holdings, Inc.	25,254	2,196,846
Marriott International, Inc., Class A	24,312	3,316,643

		5,513,489

Human Resources - 0.0%
Robert Half International, Inc.	10,269	637,602

Independent Power Producers - 0.0%
NRG Energy, Inc.	24,232	997,631

Industrial Automated/Robotic - 0.1%
Rockwell Automation, Inc.	10,309	1,862,939

Industrial Gases - 0.6%
Air Products & Chemicals, Inc.	18,940	3,897,663
Linde PLC	47,520	8,565,955

		12,463,618

Instruments-Controls - 0.6%
Honeywell International, Inc.	62,873	10,916,639
Mettler-Toledo International, Inc.†	2,138	1,593,366

		12,510,005

Instruments-Scientific - 0.1%
PerkinElmer, Inc.	9,555	915,751
Waters Corp.†	6,167	1,316,901

		2,232,652

Insurance Brokers - 0.5%
Aon PLC	20,696	3,728,177
Arthur J. Gallagher & Co.	15,872	1,327,217
Marsh & McLennan Cos., Inc.	43,558	4,107,084
Willis Towers Watson PLC	11,133	2,052,257

		11,214,735

Insurance-Life/Health - 0.5%
Aflac, Inc.	64,705	3,259,838

Lincoln National Corp.	17,617	1,175,406
Principal Financial Group, Inc.	22,320	1,275,811
Prudential Financial, Inc.	35,270	3,728,392
Torchmark Corp.	8,746	766,675
Unum Group	18,508	683,315

		10,889,437

Insurance-Multi-line - 0.9%
Allstate Corp.	28,627	2,835,791
American International Group, Inc.(2)	74,980	3,566,798
Assurant, Inc.	4,469	424,555
Chubb, Ltd.	39,529	5,739,611
Cincinnati Financial Corp.	13,067	1,256,784
Hartford Financial Services Group, Inc.	30,999	1,621,558
Loews Corp.	23,624	1,211,675
MetLife, Inc.	82,550	3,808,031

		20,464,803

Insurance-Property/Casualty - 1.9%
Berkshire Hathaway, Inc., Class B†	167,689	36,339,883
Progressive Corp.	50,352	3,935,009
Travelers Cos., Inc.	22,714	3,265,138

		43,540,030

Insurance-Reinsurance - 0.0%
Everest Re Group, Ltd.	3,508	826,134

Internet Content-Entertainment - 2.5%
Facebook, Inc., Class A†	205,717	39,785,668
Netflix, Inc.†	37,650	13,950,831
Twitter, Inc.†	62,821	2,507,186

		56,243,685

Internet Infrastructure Software - 0.0%
F5 Networks, Inc.†	5,126	804,269

Internet Security - 0.1%
Symantec Corp.	55,123	1,334,528

Investment Management/Advisor Services - 0.5%
Affiliated Managers Group, Inc.	4,488	497,809
Ameriprise Financial, Inc.	11,685	1,715,007
BlackRock, Inc.	10,493	5,091,623
Franklin Resources, Inc.	25,484	881,492
Invesco, Ltd.	34,242	752,297
Raymond James Financial, Inc.	10,946	1,002,325
T. Rowe Price Group, Inc.	20,374	2,190,205

		12,130,758

Machinery-Construction & Mining - 0.3%
Caterpillar, Inc.	49,632	6,919,693

Machinery-Farming - 0.2%
Deere & Co.	27,465	4,549,028

Machinery-General Industrial - 0.2%
Roper Technologies, Inc.	8,935	3,213,920
Wabtec Corp.	12,044	892,099

		4,106,019

Machinery-Pumps - 0.1%
Dover Corp.	12,499	1,225,402
Flowserve Corp.	11,295	553,794
Xylem, Inc.	15,484	1,291,365

		3,070,561

Medical Information Systems - 0.1%
Cerner Corp.†	27,971	1,858,673

Medical Instruments - 1.0%
Boston Scientific Corp.†	119,519	4,436,545
Edwards Lifesciences Corp.†	17,917	3,154,646
Intuitive Surgical, Inc.†	9,873	5,041,450
Medtronic PLC	115,654	10,271,232

		22,903,873

Medical Labs & Testing Services - 0.2%
IQVIA Holdings, Inc.†	13,646	1,895,429
Laboratory Corp. of America Holdings†	8,503	1,359,800
Quest Diagnostics, Inc.	11,578	1,115,888

		4,371,117

Medical Products - 1.5%
Abbott Laboratories	151,458	12,049,998
ABIOMED, Inc.†	3,888	1,078,570
Baxter International, Inc.	41,105	3,136,312
Becton Dickinson and Co.	23,203	5,585,890
Cooper Cos., Inc.	4,255	1,233,610
Henry Schein, Inc.†	13,056	836,367
Hologic, Inc.†	23,093	1,071,053
Stryker Corp.	26,674	5,038,985
Varian Medical Systems, Inc.†	7,828	1,065,939
Zimmer Biomet Holdings, Inc.	17,629	2,171,188

		33,267,912

Medical-Biomedical/Gene - 1.8%
Alexion Pharmaceuticals, Inc.†	19,271	2,623,361
Amgen, Inc.	53,662	9,622,670
Biogen, Inc.†	16,963	3,888,598
Celgene Corp.†	60,568	5,733,367
Gilead Sciences, Inc.	109,994	7,154,010
Illumina, Inc.†	12,677	3,955,224
Incyte Corp.†	15,321	1,176,653
Regeneron Pharmaceuticals, Inc.†	6,759	2,319,283
Vertex Pharmaceuticals, Inc.†	22,047	3,725,502

		40,198,668

Medical-Drugs - 4.5%
AbbVie, Inc.	127,204	10,098,726
Allergan PLC	26,962	3,963,414
Bristol-Myers Squibb Co.	140,794	6,537,066
Eli Lilly & Co.	74,479	8,717,022
Johnson & Johnson	229,656	32,427,427
Merck & Co., Inc.	222,592	17,520,216
Nektar Therapeutics†	15,014	480,748
Pfizer, Inc.	478,761	19,442,484
Zoetis, Inc.	41,287	4,204,668

		103,391,771

Medical-Generic Drugs - 0.1%
Mylan NV†	44,466	1,200,137
Perrigo Co. PLC	10,780	516,578

		1,716,715

Medical-HMO - 1.4%
Anthem, Inc.	22,163	5,829,534

Centene Corp.†	35,630	1,837,083
Humana, Inc.	11,691	2,985,998
UnitedHealth Group, Inc.	82,746	19,285,610
WellCare Health Plans, Inc.†	4,311	1,113,747

		31,051,972

Medical-Hospitals - 0.2%
HCA Healthcare, Inc.	23,029	2,929,980
Universal Health Services, Inc., Class B	7,203	913,844

		3,843,824

Medical-Wholesale Drug Distribution - 0.2%
AmerisourceBergen Corp.	13,471	1,007,092
Cardinal Health, Inc.	25,700	1,251,847
McKesson Corp.	16,542	1,972,633

		4,231,572

Metal-Copper - 0.1%
Freeport-McMoRan, Inc.	124,958	1,538,233

Motorcycle/Motor Scooter - 0.0%
Harley-Davidson, Inc.	13,758	512,210

Multimedia - 0.9%
Viacom, Inc., Class B	30,496	881,640
Walt Disney Co.	150,589	20,626,175

		21,507,815

Networking Products - 1.0%
Arista Networks, Inc.†	4,506	1,407,179
Cisco Systems, Inc.	379,610	21,239,179

		22,646,358

Non-Hazardous Waste Disposal - 0.2%
Republic Services, Inc.	18,582	1,538,961
Waste Management, Inc.	33,621	3,608,878

		5,147,839

Office Automation & Equipment - 0.0%
Xerox Corp.	17,235	574,960

Office Supplies & Forms - 0.0%
Avery Dennison Corp.	7,242	801,327

Oil & Gas Drilling - 0.0%
Helmerich & Payne, Inc.	9,435	552,136

Oil Companies-Exploration & Production - 1.4%
Anadarko Petroleum Corp.	43,081	3,138,451
Apache Corp.	32,373	1,065,395
Cabot Oil & Gas Corp.	36,509	945,218
Cimarex Energy Co.	8,749	600,706
Concho Resources, Inc.	17,298	1,995,843
ConocoPhillips	97,826	6,174,777
Devon Energy Corp.	37,797	1,214,796
Diamondback Energy, Inc.	13,325	1,417,647
EOG Resources, Inc.	50,021	4,804,517
Hess Corp.	21,951	1,407,498
Marathon Oil Corp.	70,584	1,202,751
Noble Energy, Inc.	41,702	1,128,456
Occidental Petroleum Corp.	64,637	3,805,827
Pioneer Natural Resources Co.	14,519	2,416,833

		31,318,715

Oil Companies-Integrated - 2.2%
Chevron Corp.	163,852	19,672,071
Exxon Mobil Corp.	365,378	29,332,546

		49,004,617

Oil Field Machinery & Equipment - 0.0%
National Oilwell Varco, Inc.	33,065	864,319

Oil Refining & Marketing - 0.5%
HollyFrontier Corp.	13,548	646,646
Marathon Petroleum Corp.	58,090	3,535,938
Phillips 66	36,177	3,410,406
Valero Energy Corp.	36,013	3,264,939

		10,857,929

Oil-Field Services - 0.4%
Baker Hughes a GE Co., LLC	44,272	1,063,413
Halliburton Co.	75,244	2,131,662
Schlumberger, Ltd.	119,520	5,101,114
TechnipFMC PLC	36,691	902,232

		9,198,421

Paper & Related Products - 0.1%
International Paper Co.	34,514	1,615,600

Pharmacy Services - 0.5%
Cigna Corp.	32,774	5,205,822
CVS Health Corp.	111,854	6,082,621

		11,288,443

Pipelines - 0.4%
Kinder Morgan, Inc.	167,878	3,335,736
ONEOK, Inc.	35,495	2,411,175
Williams Cos., Inc.	104,429	2,958,474

		8,705,385

Publishing-Newspapers - 0.0%
News Corp., Class A	33,229	412,704
News Corp., Class B	10,673	133,306

		546,010

Real Estate Investment Trusts - 2.7%
Alexandria Real Estate Equities, Inc.	9,721	1,384,173
American Tower Corp.	38,041	7,429,407
Apartment Investment & Management Co., Class A	13,813	681,810
AvalonBay Communities, Inc.	11,944	2,399,908
Boston Properties, Inc.	13,324	1,833,649
Crown Castle International Corp.	35,837	4,507,578
Digital Realty Trust, Inc.	17,922	2,109,599
Duke Realty Corp.	30,979	964,066
Equinix, Inc.	7,185	3,267,019
Equity Residential	31,901	2,437,874
Essex Property Trust, Inc.	5,665	1,600,362
Extra Space Storage, Inc.	10,978	1,138,309
Federal Realty Investment Trust	6,413	858,380
HCP, Inc.	41,201	1,226,966
Host Hotels & Resorts, Inc.	63,855	1,228,570
Iron Mountain, Inc.	24,695	802,094
Kimco Realty Corp.	36,339	631,935
Macerich Co.	9,130	366,478
Mid-America Apartment Communities, Inc.	9,821	1,074,516
Prologis, Inc.	54,358	4,167,628

Public Storage	12,941	2,862,290
Realty Income Corp.	26,198	1,834,122
Regency Centers Corp.	14,445	970,271
SBA Communications Corp.†	9,709	1,978,015
Simon Property Group, Inc.	26,643	4,627,889
SL Green Realty Corp.	7,217	637,550
UDR, Inc.	23,767	1,068,327
Ventas, Inc.	30,716	1,877,055
Vornado Realty Trust	14,952	1,033,781
Welltower, Inc.	33,318	2,483,190
Weyerhaeuser Co.	64,377	1,725,304

		61,208,115

Real Estate Management/Services - 0.1%
CBRE Group, Inc., Class A†	26,934	1,402,453

Rental Auto/Equipment - 0.0%
United Rentals, Inc.†	6,864	967,275

Respiratory Products - 0.1%
ResMed, Inc.	12,358	1,291,535

Retail-Apparel/Shoe - 0.2%
Foot Locker, Inc.	9,735	556,939
Gap, Inc.	18,420	480,394
L Brands, Inc.	19,692	504,903
Ross Stores, Inc.	31,958	3,121,018

		4,663,254

Retail-Auto Parts - 0.3%
Advance Auto Parts, Inc.	6,180	1,027,858
AutoZone, Inc.†	2,152	2,212,923
Genuine Parts Co.	12,586	1,290,568
O’Reilly Automotive, Inc.†	6,759	2,558,755

		7,090,104

Retail-Automobile - 0.1%
CarMax, Inc.†	14,667	1,141,973

Retail-Building Products - 1.2%
Home Depot, Inc.	97,405	19,841,399
Lowe’s Cos., Inc.	69,074	7,815,032

		27,656,431

Retail-Consumer Electronics - 0.1%
Best Buy Co., Inc.	20,189	1,502,264

Retail-Discount - 1.3%
Costco Wholesale Corp.	37,986	9,326,703
Dollar General Corp.	22,670	2,858,460
Dollar Tree, Inc.†	20,521	2,283,577
Target Corp.	45,000	3,483,900
Walmart, Inc.	122,762	12,624,844

		30,577,484

Retail-Drug Store - 0.2%
Walgreens Boots Alliance, Inc.	69,154	3,704,580

Retail-Gardening Products - 0.1%
Tractor Supply Co.	10,459	1,082,507

Retail-Jewelry - 0.0%
Tiffany & Co.	9,356	1,008,764

Retail-Major Department Stores - 0.3%
Nordstrom, Inc.	9,242	379,107
TJX Cos., Inc.	106,718	5,856,684

		6,235,791

Retail-Perfume & Cosmetics - 0.1%
Ulta Beauty, Inc.†	4,859	1,695,694

Retail-Regional Department Stores - 0.1%
Kohl’s Corp.	14,240	1,012,464
Macy’s, Inc.	26,517	624,210

		1,636,674

Retail-Restaurants - 1.2%
Chipotle Mexican Grill, Inc.†	2,099	1,444,196
Darden Restaurants, Inc.	10,651	1,252,558
McDonald’s Corp.	65,997	13,039,027
Starbucks Corp.	107,242	8,330,559
Yum! Brands, Inc.	26,424	2,758,401

		26,824,741

Savings & Loans/Thrifts - 0.0%
People’s United Financial, Inc.	32,564	563,032

Semiconductor Components-Integrated Circuits - 0.6%
Analog Devices, Inc.	31,762	3,692,015
Maxim Integrated Products, Inc.	23,577	1,414,620
QUALCOMM, Inc.	104,371	8,989,474

		14,096,109

Semiconductor Equipment - 0.4%
Applied Materials, Inc.	81,871	3,608,055
KLA-Tencor Corp.	14,246	1,816,080
Lam Research Corp.	13,159	2,729,571

		8,153,706

Shipbuilding - 0.0%
Huntington Ingalls Industries, Inc.	3,581	797,059

Soap & Cleaning Preparation - 0.1%
Church & Dwight Co., Inc.	21,205	1,589,315

Steel-Producers - 0.1%
Nucor Corp.	26,335	1,502,938

Telecom Equipment-Fiber Optics - 0.1%
Corning, Inc.	67,846	2,160,895

Telecommunication Equipment - 0.0%
Juniper Networks, Inc.	30,003	833,183

Telephone-Integrated - 1.8%
AT&T, Inc.	628,188	19,448,701
CenturyLink, Inc.	82,008	936,531
Verizon Communications, Inc.	356,325	20,378,227

		40,763,459

Television - 0.1%
CBS Corp., Class B	29,982	1,537,177

Textile-Home Furnishings - 0.0%
Mohawk Industries, Inc.†	5,300	722,125

Tobacco - 0.9%
Altria Group, Inc.	161,642	8,782,010
Philip Morris International, Inc.	134,055	11,603,801

		20,385,811

Tools-Hand Held - 0.1%
Snap-on, Inc.	4,796	807,071
Stanley Black & Decker, Inc.	13,052	1,913,423

		2,720,494

Toys - 0.1%
Hasbro, Inc.	9,984	1,016,970
Mattel, Inc.†	29,785	363,079

		1,380,049

Transport-Rail - 1.0%
CSX Corp.	66,819	5,320,797
Kansas City Southern	8,705	1,071,934
Norfolk Southern Corp.	23,064	4,705,517
Union Pacific Corp.	62,338	11,036,320

		22,134,568

Transport-Services - 0.5%
C.H. Robinson Worldwide, Inc.	11,802	955,962
Expeditors International of Washington, Inc.	14,804	1,175,734
FedEx Corp.	20,710	3,923,717
United Parcel Service, Inc., Class B	60,019	6,375,218

		12,430,631

Transport-Truck - 0.0%
JB Hunt Transport Services, Inc.	7,502	708,789

Water - 0.1%
American Water Works Co., Inc.	15,587	1,686,358

Water Treatment Systems - 0.0%
Pentair PLC	13,595	530,069

Web Hosting/Design - 0.1%
VeriSign, Inc.†	9,085	1,793,833

Web Portals/ISP - 2.7%
Alphabet, Inc., Class A†	25,815	30,951,153
Alphabet, Inc., Class C†	26,507	31,503,039

		62,454,192

Wireless Equipment - 0.1%
Motorola Solutions, Inc.	14,131	2,047,723

Total Common Stocks (cost $1,387,995,972)		2,117,196,985

EXCHANGE-TRADED FUNDS - 3.3%
SPDR S&P 500 ETF Trust (cost $71,866,583)	258,000	75,857,160

Total Long-Term Investment Securities (cost $1,459,862,555)		2,193,054,145

SHORT-TERM INVESTMENT SECURITIES - 0.3%
U.S. Government Treasuries - 0.3%
United States Treasury Bills
2.45% due 09/05/2019(1)	$2,900,000	2,875,779
2.54% due 08/15/2019(1)	3,700,000	3,674,044

Total Short-Term Investment Securities (cost $6,547,241)		6,549,823

REPURCHASE AGREEMENTS - 3.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50% dated 4/30/2019, to be repurchased 5/01/2019 in the amount of $81,967,138 and collateralized by $81,595,000 of United States Treasury Note, bearing interest at 2.75% due 7/31/2023 and having an approximate value of $83,609,662. (cost $81,966,000)	81,966,000	81,966,000

TOTAL INVESTMENTS (cost $1,548,375,796)	99.9%	2,281,569,968
Other assets less liabilities	0.1	2,045,146

NET ASSETS	100.0%	$2,283,615,114

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts
(2)	Security represents an investment in an affiliated company (See Note 2)

ETF - Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
602	Long	S&P 500 E-Mini Index	June 2019	$84,380,211	$88,749,850	$4,369,639

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,117,196,985	$—	$—	$2,117,196,985
Exchange-Traded Funds	75,857,160	—	—	75,857,160
Short-Term Investment Securities	—	6,549,823	—	6,549,823
Repurchase Agreement	—	81,966,000	—	81,966,000

Total Investments at Value	$2,193,054,145	$88,515,823	$—	$2,281,569,968

Other Financial Instruments:†
Futures Contracts	$4,369,639	$—	$—	$4,369,639

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 98.6%
Advertising Agencies - 0.2%
Interpublic Group of Cos., Inc.	8,251	$189,773
Omnicom Group, Inc.	4,795	383,744

		573,517

Aerospace/Defense - 1.4%
General Dynamics Corp.	5,808	1,038,006
Lockheed Martin Corp.	2,108	702,660
Northrop Grumman Corp.	3,638	1,054,692
Raytheon Co.	3,448	612,330

		3,407,688

Aerospace/Defense-Equipment - 0.7%
Arconic, Inc.	9,251	198,712
Harris Corp.	1,214	204,559
L3 Technologies, Inc.	697	152,350
United Technologies Corp.	9,035	1,288,481

		1,844,102

Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	2,723	121,936
Mosaic Co.	4,029	105,197

		227,133

Agricultural Operations - 0.2%
Archer-Daniels-Midland Co.	12,005	535,423

Airlines - 0.9%
Alaska Air Group, Inc.	2,639	163,354
American Airlines Group, Inc.	8,567	292,820
Delta Air Lines, Inc.	13,243	771,934
Southwest Airlines Co.	10,662	578,200
United Continental Holdings, Inc.†	4,803	426,795

		2,233,103

Apparel Manufacturers - 0.3%
Capri Holdings, Ltd.†	3,272	144,230
Hanesbrands, Inc.	4,338	78,387
PVH Corp.	1,623	209,351
Ralph Lauren Corp.	1,130	148,685
Tapestry, Inc.	2,051	66,186
Under Armour, Inc., Class A†	1,409	32,534
Under Armour, Inc., Class C†	1,444	29,920

		709,293

Appliances - 0.1%
Whirlpool Corp.	1,364	189,350

Athletic Footwear - 0.5%
NIKE, Inc., Class B	13,221	1,161,200

Auto-Cars/Light Trucks - 0.8%
Ford Motor Co.	83,761	875,303
General Motors Co.	28,097	1,094,378

		1,969,681

Auto-Heavy Duty Trucks - 0.2%
PACCAR, Inc.	7,432	532,651

Auto/Truck Parts & Equipment-Original - 0.1%
Aptiv PLC	2,174	186,312
BorgWarner, Inc.	4,452	185,960

		372,272

Banks-Commercial - 0.9%
BB&T Corp.	16,369	838,093
Citizens Financial Group, Inc.	9,868	357,221
M&T Bank Corp.	2,969	504,938
Regions Financial Corp.	21,815	338,787
Zions Bancorp NA	3,990	196,827

		2,235,866

Banks-Fiduciary - 0.7%
Bank of New York Mellon Corp.	18,830	935,098
Northern Trust Corp.	2,200	216,810
State Street Corp.	8,117	549,196

		1,701,104

Banks-Super Regional - 3.0%
Comerica, Inc.	1,840	144,606
Fifth Third Bancorp	16,498	475,472
Huntington Bancshares, Inc.	22,438	312,337
KeyCorp	21,623	379,484
PNC Financial Services Group, Inc.	9,723	1,331,370
SunTrust Banks, Inc.	9,501	622,125
Wells Fargo & Co.	87,765	4,248,704

		7,514,098

Beverages-Non-alcoholic - 1.4%
Coca-Cola Co.	39,589	1,942,237
PepsiCo, Inc.	11,743	1,503,691

		3,445,928

Brewery - 0.1%
Molson Coors Brewing Co., Class B	4,022	258,172

Broadcast Services/Program - 0.2%
Discovery, Inc., Class A†	3,366	104,009
Discovery, Inc., Class C†	7,726	222,200
Fox Corp., Class A†	4,083	159,196
Fox Corp., Class B†	1,879	72,342

		557,747

Building & Construction Products-Misc. - 0.1%
Fortune Brands Home & Security, Inc.	3,013	159,026

Building Products-Air & Heating - 0.3%
Johnson Controls International PLC	19,564	733,650

Building Products-Cement - 0.1%
Martin Marietta Materials, Inc.	575	127,592
Vulcan Materials Co.	1,469	185,256

		312,848

Building Products-Wood - 0.1%
Masco Corp.	3,346	130,695

Building-Residential/Commercial - 0.3%
D.R. Horton, Inc.	7,284	322,754
Lennar Corp., Class A	6,129	318,892
PulteGroup, Inc.	5,465	171,929

		813,575

Cable/Satellite TV - 1.3%
Charter Communications, Inc., Class A†	2,120	786,923
Comcast Corp., Class A	52,278	2,275,661
DISH Network Corp., Class A†	4,918	172,720

		3,235,304

Casino Hotels - 0.2%
MGM Resorts International	10,933	291,146
Wynn Resorts, Ltd.	2,076	299,878

		591,024

Chemicals-Diversified - 1.6%
Celanese Corp.	1,291	139,286
Dow, Inc.†	16,110	913,920
DowDuPont, Inc.	48,331	1,858,327
Eastman Chemical Co.	1,378	108,697
FMC Corp.	1,616	127,761
LyondellBasell Industries NV, Class A	6,524	575,612
PPG Industries, Inc.	2,730	320,775

		4,044,378

Chemicals-Specialty - 0.2%
Albemarle Corp.	2,267	170,161
International Flavors & Fragrances, Inc.	2,171	299,142

		469,303

Coatings/Paint - 0.1%
Sherwin-Williams Co.	665	302,462

Commercial Services - 0.1%
Nielsen Holdings PLC	7,619	194,513
Quanta Services, Inc.	3,030	123,018

		317,531

Commercial Services-Finance - 0.3%
Equifax, Inc.	1,009	127,084
FleetCor Technologies, Inc.†	736	192,059
H&R Block, Inc.	1,674	45,550
Moody’s Corp.	1,817	357,258
Total System Services, Inc.	1,116	114,100

		836,051

Computer Aided Design - 0.1%
Cadence Design Systems, Inc.†	2,464	170,952
Synopsys, Inc.†	1,380	167,091

		338,043

Computer Services - 2.1%
Accenture PLC, Class A	7,378	1,347,739
Cognizant Technology Solutions Corp., Class A	12,327	899,378
DXC Technology Co.	5,750	378,005
International Business Machines Corp.	19,074	2,675,510

		5,300,632

Computers - 8.2%
Apple, Inc.	96,018	19,267,932
Hewlett Packard Enterprise Co.	29,515	466,632
HP, Inc.	32,870	655,757

		20,390,321

Computers-Memory Devices - 0.2%
Seagate Technology PLC	1,978	95,577
Western Digital Corp.	6,234	318,682

		414,259

Consulting Services - 0.1%
Verisk Analytics, Inc.	1,086	153,278

Consumer Products-Misc. - 0.2%
Kimberly-Clark Corp.	3,396	435,978

Containers-Metal/Glass - 0.1%
Ball Corp.	2,365	141,758

Containers-Paper/Plastic - 0.2%
Packaging Corp. of America	2,026	200,898
Sealed Air Corp.	3,336	155,525
WestRock Co.	5,474	210,092

		566,515

Cosmetics & Toiletries - 1.4%
Colgate-Palmolive Co.	7,942	578,098
Coty, Inc., Class A	9,662	104,543
Estee Lauder Cos., Inc., Class A	1,497	257,199
Procter & Gamble Co.	23,593	2,512,183

		3,452,023

Cruise Lines - 0.5%
Carnival Corp.	8,583	470,864
Norwegian Cruise Line Holdings, Ltd.†	4,665	263,059
Royal Caribbean Cruises, Ltd.	3,677	444,696

		1,178,619

Data Processing/Management - 0.1%
Jack Henry & Associates, Inc.	860	128,192
Paychex, Inc.	2,603	219,459

		347,651

Dental Supplies & Equipment - 0.2%
Align Technology, Inc.†	764	248,056
DENTSPLY SIRONA, Inc.	4,770	243,890

		491,946

Diagnostic Equipment - 0.3%
Danaher Corp.	5,926	784,839

Distribution/Wholesale - 0.1%
Copart, Inc.†	1,377	92,699
LKQ Corp.†	6,747	203,085

		295,784

Diversified Banking Institutions - 8.2%
Bank of America Corp.	192,542	5,887,934
Citigroup, Inc.	50,405	3,563,634
Goldman Sachs Group, Inc.	7,341	1,511,659
JPMorgan Chase & Co.	70,183	8,144,737
Morgan Stanley	27,837	1,343,135

		20,451,099

Diversified Manufacturing Operations - 2.0%
3M Co.	6,048	1,146,156
A.O. Smith Corp.	3,040	159,813
Eaton Corp. PLC	4,721	390,993
General Electric Co.	186,592	1,897,641
Illinois Tool Works, Inc.	3,882	604,156
Parker-Hannifin Corp.	2,773	502,135
Textron, Inc.	5,030	266,590

		4,967,484

E-Commerce/Products - 0.2%
eBay, Inc.	11,429	442,874

E-Commerce/Services - 0.4%
Booking Holdings, Inc.†	502	931,205
Expedia Group, Inc.	952	123,608
TripAdvisor, Inc.†	727	38,698

		1,093,511

Electric Products-Misc. - 0.4%
Emerson Electric Co.	13,174	935,222

Electric-Distribution - 0.4%
CenterPoint Energy, Inc.	10,743	333,033
Sempra Energy	5,874	751,578

		1,084,611

Electric-Integrated - 4.2%
AES Corp.	14,196	243,035
Alliant Energy Corp.	2,176	102,772
American Electric Power Co., Inc.	10,574	904,606
CMS Energy Corp.	2,673	148,485
Consolidated Edison, Inc.	6,882	592,953
Dominion Energy, Inc.	9,081	707,137
DTE Energy Co.	3,900	490,269
Duke Energy Corp.	15,583	1,419,923
Edison International	6,984	445,370
Entergy Corp.	4,064	393,802
Evergy, Inc.	5,458	315,581
Eversource Energy	3,057	219,065
Exelon Corp.	20,786	1,059,047
FirstEnergy Corp.	10,796	453,756
PPL Corp.	15,453	482,288
Public Service Enterprise Group, Inc.	10,834	646,248
Southern Co.	22,176	1,180,207
WEC Energy Group, Inc.	3,516	275,760
Xcel Energy, Inc.	6,062	342,503

		10,422,807

Electronic Components-Misc. - 0.0%
Garmin, Ltd.	988	84,711

Electronic Components-Semiconductors - 2.1%
Intel Corp.	31,810	1,623,582
IPG Photonics Corp.†	761	132,970
Microchip Technology, Inc.	2,489	248,626
Micron Technology, Inc.†	24,029	1,010,660
NVIDIA Corp.	6,105	1,105,005
Qorvo, Inc.†	2,632	199,006
Skyworks Solutions, Inc.	1,455	128,302
Texas Instruments, Inc.	6,840	805,957

		5,254,108

Electronic Connectors - 0.4%
Amphenol Corp., Class A	3,961	394,357
TE Connectivity, Ltd.	7,263	694,706

		1,089,063

Electronic Measurement Instruments - 0.4%
Agilent Technologies, Inc.	3,200	251,200
FLIR Systems, Inc.	2,904	153,738
Fortive Corp.	6,312	544,978

		949,916

Electronic Security Devices - 0.0%
Allegion PLC	992	98,436

Engineering/R&D Services - 0.1%
Fluor Corp.	2,992	118,872
Jacobs Engineering Group, Inc.	2,512	195,785

		314,657

Engines-Internal Combustion - 0.2%
Cummins, Inc.	3,103	515,998

Enterprise Software/Service - 0.6%
Oracle Corp.	27,309	1,511,007

Entertainment Software - 0.4%
Activision Blizzard, Inc.	16,373	789,342
Electronic Arts, Inc.†	3,339	316,037

		1,105,379

Finance-Consumer Loans - 0.2%
Synchrony Financial	13,999	485,345

Finance-Credit Card - 0.8%
American Express Co.	7,412	868,909
Capital One Financial Corp.	10,029	930,992
Discover Financial Services	2,464	200,792
Western Union Co.	5,419	105,345

		2,106,038

Finance-Investment Banker/Broker - 0.3%
Charles Schwab Corp.	12,205	558,745
E*TRADE Financial Corp.	2,165	109,679
Jefferies Financial Group, Inc.	5,637	115,953

		784,377

Finance-Other Services - 0.6%
CME Group, Inc.	7,669	1,371,984
Nasdaq, Inc.	745	68,689

		1,440,673

Food-Confectionery - 0.2%
Hershey Co.	1,162	145,076
J.M. Smucker Co.	2,438	298,972

		444,048

Food-Meat Products - 0.2%
Tyson Foods, Inc., Class A	6,329	474,738

Food-Misc./Diversified - 1.3%
Campbell Soup Co.	4,130	159,790
Conagra Brands, Inc.	10,409	320,389
General Mills, Inc.	12,791	658,353
Kraft Heinz Co.	13,331	443,122
Mondelez International, Inc., Class A	30,956	1,574,113

		3,155,767

Food-Retail - 0.2%
Kroger Co.	17,100	440,838

Food-Wholesale/Distribution - 0.1%
Sysco Corp.	3,746	263,606

Gas-Distribution - 0.1%
Atmos Energy Corp.	1,027	105,103
NiSource, Inc.	7,984	221,796

		326,899

Gold Mining - 0.2%
Newmont Goldcorp Corp.	17,516	544,047

Home Decoration Products - 0.0%
Newell Brands, Inc.	4,002	57,549

Home Furnishings - 0.0%
Leggett & Platt, Inc.	2,810	110,602

Hotels/Motels - 0.2%
Marriott International, Inc., Class A	3,626	494,659

Human Resources - 0.0%
Robert Half International, Inc.	1,378	85,560

Industrial Automated/Robotic - 0.1%
Rockwell Automation, Inc.	1,281	231,490

Industrial Gases - 0.3%
Linde PLC	3,898	702,653

Instruments-Controls - 0.6%
Honeywell International, Inc.	7,814	1,356,745
Mettler-Toledo International, Inc.†	191	142,344

		1,499,089

Instruments-Scientific - 0.1%
PerkinElmer, Inc.	1,140	109,258
Waters Corp.†	613	130,900

		240,158

Insurance Brokers - 0.5%
Aon PLC	1,903	342,806
Arthur J. Gallagher & Co.	1,302	108,873
Marsh & McLennan Cos., Inc.	4,006	377,726
Willis Towers Watson PLC	2,767	510,069

		1,339,474

Insurance-Life/Health - 1.1%
Aflac, Inc.	16,083	810,261
Lincoln National Corp.	4,379	292,167
Principal Financial Group, Inc.	5,548	317,124
Prudential Financial, Inc.	8,767	926,760
Torchmark Corp.	1,196	104,841
Unum Group	4,600	169,832

		2,620,985

Insurance-Multi-line - 2.0%
Allstate Corp.	7,116	704,911
American International Group, Inc.(1)	18,637	886,562
Assurant, Inc.	1,111	105,545
Chubb, Ltd.	9,825	1,426,590
Cincinnati Financial Corp.	1,689	162,448
Hartford Financial Services Group, Inc.	7,705	403,049
Loews Corp.	5,872	301,175
MetLife, Inc.	20,519	946,541

		4,936,821

Insurance-Property/Casualty - 2.4%
Berkshire Hathaway, Inc., Class B†	21,674	4,696,973
Progressive Corp.	5,882	459,678
Travelers Cos., Inc.	5,646	811,612

		5,968,263

Insurance-Reinsurance - 0.1%
Everest Re Group, Ltd.	872	205,356

Internet Security - 0.1%
Symantec Corp.	13,702	331,725

Investment Management/Advisor Services - 1.0%
Affiliated Managers Group, Inc.	1,116	123,787
Ameriprise Financial, Inc.	1,336	196,085
BlackRock, Inc.	2,608	1,265,506
Franklin Resources, Inc.	6,334	219,093
Invesco, Ltd.	8,511	186,986
Raymond James Financial, Inc.	2,721	249,162
T. Rowe Price Group, Inc.	2,532	272,190

		2,512,809

Machinery-Construction & Mining - 0.7%
Caterpillar, Inc.	12,337	1,720,025

Machinery-Farming - 0.5%
Deere & Co.	6,827	1,130,756

Machinery-General Industrial - 0.0%
Wabtec Corp.	1,616	119,697

Machinery-Pumps - 0.1%
Dover Corp.	3,107	304,610
Flowserve Corp.	1,320	64,720

		369,330

Medical Labs & Testing Services - 0.3%
IQVIA Holdings, Inc.†	916	127,232
Laboratory Corp. of America Holdings†	2,113	337,911
Quest Diagnostics, Inc.	2,878	277,382

		742,525

Medical Products - 0.8%
Baxter International, Inc.	5,824	444,371
Becton Dickinson and Co.	2,134	513,739
Cooper Cos., Inc.	603	174,822
Henry Schein, Inc.†	1,785	114,347
Hologic, Inc.†	2,583	119,800
Stryker Corp.	2,718	513,457

		1,880,536

Medical-Biomedical/Gene - 1.7%
Amgen, Inc.	4,535	813,216
Biogen, Inc.†	1,940	444,726
Celgene Corp.†	7,979	755,292
Gilead Sciences, Inc.	27,340	1,778,194
Incyte Corp.†	1,980	152,064
Regeneron Pharmaceuticals, Inc.†	689	236,423

		4,179,915

Medical-Drugs - 2.8%
AbbVie, Inc.	15,177	1,204,902
Allergan PLC	6,702	985,194
Bristol-Myers Squibb Co.	17,148	796,181
Johnson & Johnson	23,404	3,304,645
Nektar Therapeutics†	3,732	119,499
Zoetis, Inc.	4,618	470,297

		6,880,718

Medical-Generic Drugs - 0.2%
Mylan NV†	11,052	298,293
Perrigo Co. PLC	2,679	128,378

		426,671

Medical-HMO - 2.7%
Anthem, Inc.	5,509	1,449,032
Centene Corp.†	8,856	456,615
UnitedHealth Group, Inc.	20,568	4,793,784

		6,699,431

Medical-Hospitals - 0.0%
Universal Health Services, Inc., Class B	770	97,690

Medical-Wholesale Drug Distribution - 0.4%
AmerisourceBergen Corp.	3,348	250,296
Cardinal Health, Inc.	6,388	311,160
McKesson Corp.	4,112	490,356

		1,051,812

Metal-Copper - 0.1%
Freeport-McMoRan, Inc.	17,083	210,292

Motorcycle/Motor Scooter - 0.1%
Harley-Davidson, Inc.	3,420	127,327

Multimedia - 1.0%
Viacom, Inc., Class B	7,580	219,138
Walt Disney Co.	16,468	2,255,622

		2,474,760

Non-Hazardous Waste Disposal - 0.1%
Republic Services, Inc.	2,633	218,065

Office Automation & Equipment - 0.1%
Xerox Corp.	4,284	142,914

Office Supplies & Forms - 0.0%
Avery Dennison Corp.	990	109,544

Oil & Gas Drilling - 0.1%
Helmerich & Payne, Inc.	2,345	137,229

Oil Companies-Exploration & Production - 1.0%
Cabot Oil & Gas Corp.	2,813	72,828
Cimarex Energy Co.	957	65,708
Concho Resources, Inc.	1,935	223,260
EOG Resources, Inc.	12,433	1,194,190
Hess Corp.	2,455	157,415
Noble Energy, Inc.	10,366	280,504
Pioneer Natural Resources Co.	3,609	600,754

		2,594,659

Oil Companies-Integrated - 3.3%
Chevron Corp.	40,728	4,889,804
Exxon Mobil Corp.	39,961	3,208,069

		8,097,873

Oil Field Machinery & Equipment - 0.1%
National Oilwell Varco, Inc.	8,219	214,845

Oil Refining & Marketing - 1.0%
Marathon Petroleum Corp.	14,439	878,902
Phillips 66	8,992	847,676
Valero Energy Corp.	8,951	811,497

		2,538,075

Oil-Field Services - 0.9%
Baker Hughes a GE Co., LLC	11,004	264,316
Halliburton Co.	18,703	529,856
Schlumberger, Ltd.	29,708	1,267,937
TechnipFMC PLC	9,120	224,261

		2,286,370

Paper & Related Products - 0.2%
International Paper Co.	8,579	401,583

Pharmacy Services - 0.8%
Cigna Corp.	3,503	556,417
CVS Health Corp.	27,803	1,511,927

		2,068,344

Pipelines - 0.7%
Kinder Morgan, Inc.	41,728	829,135
ONEOK, Inc.	3,794	257,727
Williams Cos., Inc.	25,957	735,362

		1,822,224

Publishing-Newspapers - 0.1%
News Corp., Class A	8,259	102,577
News Corp., Class B	2,653	33,136

		135,713

Real Estate Investment Trusts - 2.6%
Alexandria Real Estate Equities, Inc.	2,416	344,014
AvalonBay Communities, Inc.	950	190,883
Boston Properties, Inc.	1,557	214,274
Crown Castle International Corp.	5,256	661,100
Digital Realty Trust, Inc.	1,960	230,712
Duke Realty Corp.	2,541	79,076
Equinix, Inc.	714	324,656
Equity Residential	2,537	193,878
Essex Property Trust, Inc.	366	103,395
Extra Space Storage, Inc.	928	96,224
Federal Realty Investment Trust	829	110,962
Host Hotels & Resorts, Inc.	8,412	161,847
Iron Mountain, Inc.	6,138	199,362
Kimco Realty Corp.	9,032	157,066
Macerich Co.	2,269	91,078
Mid-America Apartment Communities, Inc.	1,074	117,506
Prologis, Inc.	13,511	1,035,888
Realty Income Corp.	1,758	123,078
Regency Centers Corp.	1,975	132,661
SBA Communications Corp.†	1,014	206,582
Simon Property Group, Inc.	2,185	379,534
SL Green Realty Corp.	1,794	158,482
UDR, Inc.	2,658	119,477
Ventas, Inc.	7,635	466,575
Vornado Realty Trust	1,821	125,904
Weyerhaeuser Co.	16,002	428,854

		6,453,068

Real Estate Management/Services - 0.1%
CBRE Group, Inc., Class A†	6,695	348,609

Rental Auto/Equipment - 0.0%
United Rentals, Inc.†	802	113,018

Retail-Apparel/Shoe - 0.3%
Foot Locker, Inc.	1,234	70,597
Gap, Inc.	4,579	119,420
L Brands, Inc.	4,895	125,508
Ross Stores, Inc.	3,416	333,607

		649,132

Retail-Auto Parts - 0.2%
Advance Auto Parts, Inc.	538	89,480
Genuine Parts Co.	3,128	320,745

		410,225

Retail-Automobile - 0.1%
CarMax, Inc.†	2,005	156,109

Retail-Building Products - 1.5%
Home Depot, Inc.	13,074	2,663,174
Lowe’s Cos., Inc.	9,271	1,048,921

		3,712,095

Retail-Consumer Electronics - 0.1%
Best Buy Co., Inc.	5,018	373,389

Retail-Discount - 2.8%
Costco Wholesale Corp.	9,442	2,318,294
Dollar Tree, Inc.†	5,101	567,639
Target Corp.	11,185	865,943
Walmart, Inc.	30,514	3,138,060

		6,889,936

Retail-Drug Store - 0.4%
Walgreens Boots Alliance, Inc.	17,189	920,815

Retail-Jewelry - 0.1%
Tiffany & Co.	1,279	137,902

Retail-Major Department Stores - 0.0%
Nordstrom, Inc.	1,171	48,034

Retail-Regional Department Stores - 0.1%
Kohl’s Corp.	3,540	251,694
Macy’s, Inc.	3,823	89,993

		341,687

Retail-Restaurants - 0.4%
Darden Restaurants, Inc.	794	93,375
Starbucks Corp.	13,062	1,014,656

		1,108,031

Savings & Loans/Thrifts - 0.1%
People’s United Financial, Inc.	8,094	139,945

Semiconductor Components-Integrated Circuits - 0.7%
Analog Devices, Inc.	3,632	422,184
Maxim Integrated Products, Inc.	2,344	140,640
QUALCOMM, Inc.	12,453	1,072,577

		1,635,401

Semiconductor Equipment - 0.7%
Applied Materials, Inc.	20,350	896,824
KLA-Tencor Corp.	1,593	203,076
Lam Research Corp.	3,271	678,504

		1,778,404

Shipbuilding - 0.1%
Huntington Ingalls Industries, Inc.	890	198,096

Steel-Producers - 0.1%
Nucor Corp.	6,546	373,580

Telecom Equipment-Fiber Optics - 0.2%
Corning, Inc.	16,864	537,118

Telecommunication Equipment - 0.1%
Juniper Networks, Inc.	7,458	207,109

Telephone-Integrated - 2.0%
AT&T, Inc.	156,144	4,834,218
CenturyLink, Inc.	20,384	232,786

		5,067,004

Television - 0.2%
CBS Corp., Class B	7,452	382,064

Textile-Home Furnishings - 0.1%
Mohawk Industries, Inc.†	1,317	179,441

Tobacco - 1.4%
Altria Group, Inc.	40,178	2,182,871
Philip Morris International, Inc.	16,327	1,413,265

		3,596,136

Tools-Hand Held - 0.3%
Snap-on, Inc.	1,192	200,590
Stanley Black & Decker, Inc.	3,244	475,570

		676,160

Toys - 0.1%
Hasbro, Inc.	1,067	108,685
Mattel, Inc.†	3,776	46,029

		154,714

Transport-Rail - 0.2%
Kansas City Southern	1,212	149,246
Norfolk Southern Corp.	1,777	362,543

		511,789

Transport-Services - 0.6%
C.H. Robinson Worldwide, Inc.	2,933	237,573
FedEx Corp.	2,831	536,361
United Parcel Service, Inc., Class B	7,459	792,295

		1,566,229

Transport-Truck - 0.0%
JB Hunt Transport Services, Inc.	615	58,105

Water - 0.1%
American Water Works Co., Inc.	1,434	155,144

Water Treatment Systems - 0.1%
Pentair PLC	3,379	131,747

Total Common Stocks (cost $228,871,556)		245,719,432

EXCHANGE-TRADED FUNDS - 1.3%
iShares S&P 500 Value ETF (cost $2,873,797)	27,260	3,199,234

Total Long-Term Investment Securities (cost $231,745,353)		248,918,666

SHORT-TERM INVESTMENT SECURITIES - 0.0%
U.S. Government Treasuries - 0.0%
United States Treasury Bills 2.40% due 06/20/2019(2) (cost $99,669)	$100,000	99,669

TOTAL INVESTMENTS (cost $231,845,022)	99.9%	249,018,335
Other assets less liabilities	0.1	125,727

NET ASSETS	100.0%	$249,144,062

†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 2).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ETF - Exchange-Traded Funds

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	S+P500 E-Mini Index	June 2019	$559,466	$589,700	$30,234

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$245,719,432	$—	$—	$245,719,432
Exchange-Traded Funds	3,199,234	—	—	3,199,234
Short-Term Investment Securities	—	99,669	—	99,669

Total Investments at Value	$248,918,666	$99,669	$—	$249,018,335

Other Financial Instruments:†
Futures Contracts	$30,234	$—	$—	$30,234

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS - 97.8%
Advertising Agencies - 0.3%
Interpublic Group of Cos., Inc.	58,900	$1,354,700
Omnicom Group, Inc.	30,600	2,448,918

		3,803,618

Aerospace/Defense - 2.5%
General Dynamics Corp.	41,400	7,399,008
Lockheed Martin Corp.	40,500	13,499,865
Northrop Grumman Corp.	24,300	7,044,813
Raytheon Co.	27,530	4,889,053
Spirit AeroSystems Holdings, Inc., Class A	17,400	1,512,060

		34,344,799

Agricultural Operations - 0.3%
Archer-Daniels-Midland Co.	85,800	3,826,680

Airlines - 1.3%
Alaska Air Group, Inc.	17,600	1,089,440
American Airlines Group, Inc.	57,000	1,948,260
Delta Air Lines, Inc.	108,400	6,318,636
JetBlue Airways Corp.†	43,500	806,925
Southwest Airlines Co.	90,100	4,886,123
United Continental Holdings, Inc.†	37,600	3,341,136

		18,390,520

Apparel Manufacturers - 0.2%
Carter’s, Inc.	6,500	688,415
Hanesbrands, Inc.	44,700	807,729
Ralph Lauren Corp.	5,800	763,164

		2,259,308

Appliances - 0.1%
Whirlpool Corp.	9,100	1,263,262

Applications Software - 0.1%
CDK Global, Inc.	17,000	1,025,440

Auto-Cars/Light Trucks - 1.0%
Ford Motor Co.	560,400	5,856,180
General Motors Co.	217,500	8,471,625

		14,327,805

Auto-Heavy Duty Trucks - 0.3%
PACCAR, Inc.	54,000	3,870,180

Auto/Truck Parts & Equipment-Original - 0.6%
Allison Transmission Holdings, Inc.	21,200	993,432
Aptiv PLC	38,600	3,308,020
BorgWarner, Inc.	32,300	1,349,171
Lear Corp.	8,900	1,272,700
WABCO Holdings, Inc.†	6,500	860,860

		7,784,183

Banks-Commercial - 1.6%
BB&T Corp.	119,300	6,108,160
CIT Group, Inc.	19,700	1,049,419
Citizens Financial Group, Inc.	74,800	2,707,760
Commerce Bancshares, Inc.	15,850	957,816
Cullen/Frost Bankers, Inc.	9,600	976,224
M&T Bank Corp.	22,900	3,894,603
Popular, Inc.	13,800	796,398
Prosperity Bancshares, Inc.	10,400	765,856
Regions Financial Corp.	173,900	2,700,667
Signature Bank	6,900	911,283
Webster Financial Corp.	14,100	749,133
Zions Bancorp NA	30,300	1,494,699

		23,112,018

Banks-Fiduciary - 0.8%
Bank of New York Mellon Corp.	155,400	7,717,164
Northern Trust Corp.	31,100	3,064,905

		10,782,069

Banks-Super Regional - 5.1%
Comerica, Inc.	22,600	1,776,134
Huntington Bancshares, Inc.	164,400	2,288,448
KeyCorp	162,700	2,855,385
PNC Financial Services Group, Inc.	72,700	9,954,811
SunTrust Banks, Inc.	71,900	4,708,012
US Bancorp	253,700	13,527,284
Wells Fargo & Co.	750,700	36,341,387

		71,451,461

Brewery - 0.1%
Molson Coors Brewing Co., Class B	24,200	1,553,398

Building & Construction Products-Misc. - 0.1%
Fortune Brands Home & Security, Inc.	20,200	1,066,156

Building Products-Air & Heating - 0.3%
Johnson Controls International PLC	100,400	3,765,000

Building Products-Wood - 0.1%
Masco Corp.	42,000	1,640,520

Building-Residential/Commercial - 0.6%
D.R. Horton, Inc.	53,400	2,366,154
Lennar Corp., Class A	40,900	2,128,027
NVR, Inc.†	530	1,670,814
PulteGroup, Inc.	39,700	1,248,962
Toll Brothers, Inc.	20,900	796,290

		8,210,247

Cable/Satellite TV - 1.8%
Comcast Corp., Class A	568,100	24,729,393
DISH Network Corp., Class A†	28,400	997,408

		25,726,801

Casino Hotels - 0.2%
Las Vegas Sands Corp.	36,000	2,413,800

Chemicals-Diversified - 1.1%
Celanese Corp.	20,900	2,254,901
Eastman Chemical Co.	21,900	1,727,472
FMC Corp.	18,800	1,486,328
LyondellBasell Industries NV, Class A	68,600	6,052,578
PPG Industries, Inc.	38,300	4,500,250

		16,021,529

Chemicals-Specialty - 0.1%
Albemarle Corp.	14,500	1,088,370
Chemours Co.	23,800	857,038

		1,945,408

Commercial Services - 0.1%
Quanta Services, Inc.	19,400	787,640

Commercial Services-Finance - 0.0%
H&R Block, Inc.	25,500	693,855

Computer Services - 1.5%
International Business Machines Corp.	142,100	19,932,367
Leidos Holdings, Inc.	20,600	1,513,688

		21,446,055

Computers - 3.9%
Apple, Inc.	229,600	46,073,832
Hewlett Packard Enterprise Co.	196,000	3,098,760
HP, Inc.	252,200	5,031,390

		54,203,982

Computers-Memory Devices - 0.2%
NetApp, Inc.	33,900	2,469,615

Consumer Products-Misc. - 0.2%
Kimberly-Clark Corp.	22,900	2,939,902

Containers-Paper/Plastic - 0.3%
Berry Global Group, Inc.†	17,800	1,046,640
Packaging Corp. of America	13,000	1,289,080
Sealed Air Corp.	16,600	773,892
Sonoco Products Co.	14,200	895,452

		4,005,064

Cruise Lines - 0.7%
Carnival Corp.	81,900	4,493,034
Norwegian Cruise Line Holdings, Ltd.†	33,000	1,860,870
Royal Caribbean Cruises, Ltd.	32,800	3,966,832

		10,320,736

Dialysis Centers - 0.1%
DaVita, Inc.†	28,100	1,552,244

Distribution/Wholesale - 0.2%
WW Grainger, Inc.	7,600	2,143,200

Diversified Banking Institutions - 10.9%
Bank of America Corp.	1,228,100	37,555,298
Citigroup, Inc.	396,800	28,053,760
Goldman Sachs Group, Inc.	58,400	12,025,728
JPMorgan Chase & Co.	532,300	61,773,415
Morgan Stanley	277,600	13,394,200

		152,802,401

Diversified Manufacturing Operations - 0.9%
Carlisle Cos., Inc.	9,300	1,315,206
Crane Co.	6,300	535,815
Eaton Corp. PLC	67,600	5,598,632
Parker-Hannifin Corp.	18,500	3,349,980
Textron, Inc.	30,000	1,590,000

		12,389,633

E-Services/Consulting - 0.2%
CDW Corp.	22,900	2,418,240

Electric-Integrated - 2.3%
AES Corp.	81,200	1,390,144
Ameren Corp.	37,200	2,707,044
American Electric Power Co., Inc.	70,900	6,065,495
DTE Energy Co.	25,800	3,243,318
Duke Energy Corp.	42,800	3,899,936
Eversource Energy	45,800	3,282,028
OGE Energy Corp.	24,100	1,020,394
Pinnacle West Capital Corp.	16,100	1,533,847
Public Service Enterprise Group, Inc.	77,500	4,622,875
WEC Energy Group, Inc.	48,400	3,796,012

		31,561,093

Electronic Components-Misc. - 0.1%
Gentex Corp.	41,300	951,139
Sensata Technologies Holding PLC†	23,400	1,168,596

		2,119,735

Electronic Components-Semiconductors - 3.6%
Intel Corp.	717,800	36,636,512
ON Semiconductor Corp.†	58,900	1,358,234
Qorvo, Inc.†	18,300	1,383,663
Skyworks Solutions, Inc.	24,700	2,178,046
Texas Instruments, Inc.	71,900	8,471,977

		50,028,432

Electronic Parts Distribution - 0.1%
Arrow Electronics, Inc.†	13,300	1,123,983

Engineering/R&D Services - 0.0%
AECOM†	16,600	562,740

Engines-Internal Combustion - 0.3%
Cummins, Inc.	22,600	3,758,154

Enterprise Software/Service - 2.3%
Oracle Corp.	593,000	32,810,690

Finance-Auto Loans - 0.3%
Ally Financial, Inc.	66,700	1,981,657
Credit Acceptance Corp.†	2,400	1,190,928
Santander Consumer USA Holdings, Inc.	55,100	1,176,385

		4,348,970

Finance-Consumer Loans - 0.2%
Synchrony Financial	98,500	3,414,995

Finance-Credit Card - 2.0%
American Express Co.	133,300	15,626,759
Capital One Financial Corp.	69,500	6,451,685
Discover Financial Services	59,200	4,824,208
Western Union Co.	70,500	1,370,520

		28,273,172

Finance-Investment Banker/Broker - 0.9%
Charles Schwab Corp.	108,030	4,945,613
E*TRADE Financial Corp.	39,500	2,001,070
Jefferies Financial Group, Inc.	54,700	1,125,179
TD Ameritrade Holding Corp.	80,300	4,222,174

		12,294,036

Finance-Other Services - 0.2%
Nasdaq, Inc.	20,000	1,844,000
SEI Investments Co.	21,900	1,192,455

		3,036,455

Food-Confectionery - 0.1%
J.M. Smucker Co.	17,400	2,133,762

Food-Meat Products - 0.2%
Tyson Foods, Inc., Class A	42,300	3,172,923

Food-Misc./Diversified - 1.0%
Campbell Soup Co.	43,000	1,663,670
Ingredion, Inc.	9,600	909,600
Kellogg Co.	49,100	2,960,730
Mondelez International, Inc., Class A	180,600	9,183,510

		14,717,510

Food-Retail - 0.2%
Kroger Co.	114,200	2,944,076

Food-Wholesale/Distribution - 0.0%
US Foods Holding Corp.†	14,200	519,010

Home Furnishings - 0.1%
Leggett & Platt, Inc.	18,800	739,968

Hotels/Motels - 0.0%
Hyatt Hotels Corp., Class A	5,500	422,015

Human Resources - 0.1%
Robert Half International, Inc.	16,300	1,012,067

Instruments-Controls - 0.9%
Honeywell International, Inc.	69,900	12,136,737

Insurance-Life/Health - 1.7%
Aflac, Inc.	119,600	6,025,448
Athene Holding, Ltd., Class A†	23,100	1,043,196
Lincoln National Corp.	33,400	2,228,448
Principal Financial Group, Inc.	39,800	2,274,968
Prudential Financial, Inc.	64,800	6,850,008
Torchmark Corp.	43,000	3,769,380
Unum Group	30,300	1,118,676

		23,310,124

Insurance-Multi-line - 2.5%
Allstate Corp.	56,700	5,616,702
American Financial Group, Inc.	26,400	2,733,192
Chubb, Ltd.	71,400	10,367,280
Cincinnati Financial Corp.	25,200	2,423,736
Hartford Financial Services Group, Inc.	54,700	2,861,357
Loews Corp.	50,300	2,579,887
MetLife, Inc.	161,400	7,445,382
Voya Financial, Inc.	26,900	1,476,541

		35,504,077

Insurance-Property/Casualty - 1.9%
Alleghany Corp.†	2,400	1,576,512
Fidelity National Financial, Inc.	35,800	1,430,210
Markel Corp.†	2,230	2,389,467
Progressive Corp.	73,100	5,712,765
Travelers Cos., Inc.	94,200	13,541,250
WR Berkley Corp.	27,950	1,713,335

		26,363,539

Insurance-Reinsurance - 0.2%
Everest Re Group, Ltd.	5,800	1,365,900
Reinsurance Group of America, Inc.	10,100	1,530,251

		2,896,151

Investment Management/Advisor Services - 1.7%
Ameriprise Financial, Inc.	24,300	3,566,511
BlackRock, Inc.	22,300	10,820,852
Franklin Resources, Inc.	72,600	2,511,234
LPL Financial Holdings, Inc.	12,000	889,080
Raymond James Financial, Inc.	20,100	1,840,557
T. Rowe Price Group, Inc.	34,800	3,741,000

		23,369,234

Lighting Products & Systems - 0.1%
Acuity Brands, Inc.	5,700	834,081

Machinery-Construction & Mining - 0.9%
Caterpillar, Inc.	82,300	11,474,266
Oshkosh Corp.	10,000	825,900

		12,300,166

Machinery-Farming - 0.6%
AGCO Corp.	10,900	771,502
Deere & Co.	45,600	7,552,728

		8,324,230

Machinery-Pumps - 0.1%
Dover Corp.	19,000	1,862,760

Medical Labs & Testing Services - 0.3%
Laboratory Corp. of America Holdings†	15,700	2,510,744
Quest Diagnostics, Inc.	19,200	1,850,496

		4,361,240

Medical Products - 0.1%
Henry Schein, Inc.†	21,400	1,370,884

Medical-Biomedical/Gene - 2.7%
Amgen, Inc.	102,900	18,452,028
Biogen, Inc.†	1,640	375,954
Celgene Corp.†	61,800	5,849,988
Gilead Sciences, Inc.	200,600	13,047,024
United Therapeutics Corp.†	2,000	205,140

		37,930,134

Medical-Drugs - 9.6%
AbbVie, Inc.	211,500	16,790,985
Bristol-Myers Squibb Co.	193,000	8,960,990
Johnson & Johnson	304,490	42,993,988
Merck & Co., Inc.	369,400	29,075,474
Pfizer, Inc.	913,200	37,085,052

		134,906,489

Medical-Hospitals - 0.5%
HCA Healthcare, Inc.	53,600	6,819,528

Medical-Wholesale Drug Distribution - 0.4%
AmerisourceBergen Corp.	30,200	2,257,752
McKesson Corp.	28,600	3,410,550

		5,668,302

Motorcycle/Motor Scooter - 0.1%
Harley-Davidson, Inc.	21,900	815,337

Multimedia - 0.1%
Viacom, Inc., Class B	48,500	1,402,135

Networking Products - 1.8%
Cisco Systems, Inc.	454,532	25,431,065

Office Automation & Equipment - 0.1%
Xerox Corp.	25,200	840,672

Office Supplies & Forms - 0.1%
Avery Dennison Corp.	12,000	1,327,800

Oil & Gas Drilling - 0.1%
Helmerich & Payne, Inc.	16,400	959,728

Oil Companies-Exploration & Production - 1.3%
Apache Corp.	26,570	874,419
Cabot Oil & Gas Corp.	43,860	1,135,535
ConocoPhillips	178,400	11,260,608

Hess Corp.	48,400	3,103,408
Marathon Oil Corp.	130,300	2,220,312
Occidental Petroleum Corp.	2,400	141,312

		18,735,594

Oil Companies-Integrated - 5.9%
Chevron Corp.	272,900	32,764,374
Exxon Mobil Corp.	605,300	48,593,484
Murphy Oil Corp.	21,300	580,212

		81,938,070

Oil Refining & Marketing - 0.5%
Phillips 66	74,300	7,004,261

Paper & Related Products - 0.2%
International Paper Co.	59,600	2,789,876

Pipelines - 0.4%
Kinder Morgan, Inc.	276,000	5,484,120

Power Converter/Supply Equipment - 0.1%
Hubbell, Inc.	7,800	995,280

Real Estate Management/Services - 0.3%
CBRE Group, Inc., Class A†	48,100	2,504,567
Jones Lang LaSalle, Inc.	6,900	1,066,533

		3,571,100

Real Estate Operations & Development - 0.0%
Howard Hughes Corp.†	2,000	222,000

Recreational Vehicles - 0.0%
Brunswick Corp.	13,500	691,335

Rental Auto/Equipment - 0.2%
AMERCO	3,100	1,156,827
United Rentals, Inc.†	11,200	1,578,304

		2,735,131

Retail-Apparel/Shoe - 0.2%
Foot Locker, Inc.	15,500	886,755
Gap, Inc.	59,600	1,554,368
L Brands, Inc.	39,400	1,010,216

		3,451,339

Retail-Auto Parts - 0.4%
AutoZone, Inc.†	4,000	4,113,240
Genuine Parts Co.	18,000	1,845,720

		5,958,960

Retail-Automobile - 0.2%
CarMax, Inc.†	27,800	2,164,508

Retail-Consumer Electronics - 0.2%
Best Buy Co., Inc.	44,800	3,333,568

Retail-Discount - 0.5%
Target Corp.	83,400	6,456,828

Retail-Drug Store - 0.5%
Walgreens Boots Alliance, Inc.	129,200	6,921,244

Retail-Major Department Stores - 0.1%
Nordstrom, Inc.	25,500	1,046,010

Retail-Regional Department Stores - 0.1%
Kohl’s Corp.	23,300	1,656,630

Savings & Loans/Thrifts - 0.0%
New York Community Bancorp, Inc.	49,300	573,359

Semiconductor Equipment - 0.8%
Applied Materials, Inc.	135,800	5,984,706
Lam Research Corp.	21,500	4,459,745
Teradyne, Inc.	30,000	1,470,000

		11,914,451

Shipbuilding - 0.1%
Huntington Ingalls Industries, Inc.	6,000	1,335,480

Steel-Producers - 0.3%
Nucor Corp.	48,800	2,785,016
Reliance Steel & Aluminum Co.	11,000	1,011,560
Steel Dynamics, Inc.	10,600	335,808

		4,132,384

Telecom Equipment-Fiber Optics - 0.4%
Corning, Inc.	177,600	5,656,560

Telecommunication Equipment - 0.1%
Juniper Networks, Inc.	49,900	1,385,723

Telephone-Integrated - 2.6%
Verizon Communications, Inc.	625,700	35,783,783

Television - 0.2%
CBS Corp., Class B	50,300	2,578,881

Theaters - 0.0%
Cinemark Holdings, Inc.	10,300	433,115

Tobacco - 2.4%
Altria Group, Inc.	267,500	14,533,275
Philip Morris International, Inc.	222,500	19,259,600

		33,792,875

Tools-Hand Held - 0.3%
Snap-on, Inc.	8,800	1,480,864
Stanley Black & Decker, Inc.	21,700	3,181,220

		4,662,084

Transport-Rail - 0.1%
Kansas City Southern	12,800	1,576,192

Transport-Services - 0.8%
United Parcel Service, Inc., Class B	105,700	11,227,454

Transport-Truck - 0.2%
JB Hunt Transport Services, Inc.	14,900	1,407,752
Knight-Swift Transportation Holdings, Inc.	24,700	823,745

		2,231,497

Water Treatment Systems - 0.1%
Pentair PLC	24,600	959,154

Total Common Stocks (cost $1,153,682,198)		1,367,883,814

EXCHANGE-TRADED FUNDS - 1.9%
iShares Russell 1000 Value ETF (cost $26,461,447)	209,000	26,699,750

Total Long-Term Investment Securities (cost $1,180,143,645)		1,394,583,564

SHORT-TERM INVESTMENT SECURITIES - 0.3%
Registered Investment Companies - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.37%(1) (cost $4,699,966)	4,699,966	4,699,966

TOTAL INVESTMENTS (cost $1,184,843,611)	100.0%	1,399,283,530
Other assets less liabilities	0.0	62,958

NET ASSETS	100.0%	$1,399,346,488

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of April 30, 2019.

ETF - Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,367,883,814	$—	$—	$1,367,883,814
Exchange-Traded Funds	26,699,750	—	—	26,699,750
Short-Term Investment Securities	4,699,966	—	—	4,699,966

Total Investments at Value	$1,399,283,530	$—	$—	$1,399,283,530

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 62.1%
Advertising Agencies - 0.1%
Interpublic Group of Cos., Inc.	102	$2,346
Omnicom Group, Inc.	542	43,376

		45,722

Advertising Services - 0.0%
Trade Desk, Inc., Class A†	60	13,289

Aerospace/Defense - 0.6%
General Dynamics Corp.	71	12,689
Lockheed Martin Corp.	234	77,999
Northrop Grumman Corp.	42	12,176
Raytheon Co.	710	126,089
Spirit AeroSystems Holdings, Inc., Class A	32	2,781

		231,734

Aerospace/Defense-Equipment - 0.2%
Cobham PLC†	8,004	12,034
Safran SA	48	6,993
United Technologies Corp.	372	53,051

		72,078

Agricultural Chemicals - 0.2%
China BlueChemical, Ltd.	38,000	12,934
Nutrien, Ltd.	750	40,677
OCI NV†	250	7,248

		60,859

Agricultural Operations - 0.0%
Archer-Daniels-Midland Co.	147	6,556

Airlines - 0.3%
Air Canada†	500	12,003
Alaska Air Group, Inc.	30	1,857
American Airlines Group, Inc.	98	3,350
Cathay Pacific Airways, Ltd.	15,840	26,653
Delta Air Lines, Inc.	186	10,842
Deutsche Lufthansa AG	1,538	37,122
easyJet PLC	551	8,360
Hawaiian Holdings, Inc.	200	5,642
JetBlue Airways Corp.†	73	1,354
Qantas Airways, Ltd.	1,831	7,241
Southwest Airlines Co.	155	8,406
United Continental Holdings, Inc.†	64	5,687

		128,517

Apparel Manufacturers - 0.2%
Burberry Group PLC	567	14,913
Capri Holdings, Ltd.†	530	23,362
Carter’s, Inc.	11	1,165
Deckers Outdoor Corp.†	100	15,821
Gildan Activewear, Inc.	300	11,062
Hanesbrands, Inc.	74	1,337
Kering SA	30	17,733
Ralph Lauren Corp.	10	1,316

		86,709

Appliances - 0.0%
Whirlpool Corp.	15	2,082

Applications Software - 1.5%
Appfolio, Inc., Class A†	37	3,593
CDK Global, Inc.	28	1,689
HubSpot, Inc.†	50	9,224
Microsoft Corp.	4,255	555,703
salesforce.com, Inc.†	233	38,527
TravelSky Technology, Ltd.	5,820	14,949

		623,685

Athletic Footwear - 0.0%
adidas AG	68	17,473

Audio/Video Products - 0.0%
Sony Corp.	200	10,131

Auto-Cars/Light Trucks - 0.8%
Bayerische Motoren Werke AG	520	44,267
Fiat Chrysler Automobiles NV	336	5,176
Ford Motor Co.	9,763	102,023
General Motors Co.	373	14,528
Honda Motor Co., Ltd.	1,876	52,269
Mazda Motor Corp.	600	7,119
Nissan Motor Co., Ltd.	300	2,399
Peugeot SA	437	11,450
Subaru Corp.	2,200	53,525
Toyota Motor Corp.	200	12,431
Volkswagen AG (Preference Shares)	190	33,040

		338,227

Auto-Heavy Duty Trucks - 0.0%
PACCAR, Inc.	93	6,665

Auto/Truck Parts & Equipment-Original - 0.2%
Allison Transmission Holdings, Inc.	36	1,687
Aptiv PLC	66	5,656
BorgWarner, Inc.	54	2,256
Dana, Inc.	750	14,625
Georg Fischer AG	3	2,915
JTEKT Corp.	500	6,450
Lear Corp.	15	2,145
Magna International, Inc.	100	5,566
Meritor, Inc.†	400	9,704
NGK Spark Plug Co., Ltd.	300	5,778
Stanley Electric Co., Ltd.	300	8,138
Sumitomo Electric Industries, Ltd.	700	9,231
Tenneco, Inc., Class A	200	4,384
Titan International, Inc.	1,200	8,316
Tower International, Inc.	338	7,889
WABCO Holdings, Inc.†	11	1,457

		96,197

Banks-Commercial - 1.7%
Ameris Bancorp	100	3,646
Banco Bilbao Vizcaya Argentaria SA	3,000	18,230
Bancorp, Inc.†	1,051	10,731
Bank Leumi Le-Israel B.M.	903	6,177
Bankinter SA	7,745	61,833
BAWAG Group AG*	420	20,388
BB&T Corp.	205	10,496
BOC Hong Kong Holdings, Ltd.	3,000	13,423
Cadence BanCorp	1,022	23,250
CaixaBank SA	1,333	4,245
Central Pacific Financial Corp.	147	4,411
Chemical Financial Corp.	200	8,786
China Construction Bank Corp.	43,800	38,692
CIT Group, Inc.	34	1,811
Citizens Financial Group, Inc.	128	4,634
Commerce Bancshares, Inc.	29	1,752
Commerzbank AG†	688	6,183
Commonwealth Bank of Australia	46	2,417

Cullen/Frost Bankers, Inc.	17	1,729
Customers Bancorp, Inc.†	400	9,060
CYBG PLC	7,740	20,509
Danske Bank A/S	2,099	37,226
DNB ASA	2,065	39,649
Erste Group Bank AG	221	8,849
Financial Institutions, Inc.	371	10,202
First BanCorp./Puerto Rico	855	9,662
First Financial Corp.	76	3,129
First Internet Bancorp	125	2,736
Fukuoka Financial Group, Inc.	500	11,624
Fulton Financial Corp.	200	3,450
Grupo Financiero Banorte SAB de CV, Class O	1,100	6,970
Hachijuni Bank, Ltd.	900	3,590
Heritage Commerce Corp.	1,000	12,520
HomeStreet, Inc.†	400	11,256
Hope Bancorp, Inc.	500	7,030
ING Groep NV	1,674	21,322
Jyske Bank A/S	130	5,236
KBC Group NV	28	2,073
M&T Bank Corp.	39	6,633
Midland States Bancorp, Inc.	449	12,042
Northeast Bancorp	201	4,406
OFG Bancorp	600	12,108
Peapack Gladstone Financial Corp.	110	3,182
Peoples Bancorp, Inc.	398	13,007
Popular, Inc.	24	1,385
Prosperity Bancshares, Inc.	18	1,326
Raiffeisen Bank International AG	357	9,518
Regions Financial Corp.	298	4,628
Republic Bancorp, Inc., Class A	98	4,631
Resona Holdings, Inc.	1,500	6,349
Sandy Spring Bancorp, Inc.	342	11,932
Seven Bank, Ltd.	4,000	10,886
Signature Bank	12	1,585
Skandinaviska Enskilda Banken AB, Class A	1,583	15,105
Standard Chartered PLC	5,796	52,906
Toronto-Dominion Bank	700	39,930
Webster Financial Corp.	24	1,275
Wintrust Financial Corp.	82	6,248
Zions Bancorp NA	52	2,565

		690,574

Banks-Fiduciary - 0.1%
Bank of New York Mellon Corp.	791	39,281
Northern Trust Corp.	53	5,223

		44,504

Banks-Mortgage - 0.0%
Flagstar Bancorp, Inc.	300	10,725

Banks-Super Regional - 0.8%
Comerica, Inc.	39	3,065
Huntington Bancshares, Inc.	282	3,925
KeyCorp	279	4,896
PNC Financial Services Group, Inc.	346	47,378
SunTrust Banks, Inc.	123	8,054
US Bancorp	1,436	76,568
Wells Fargo & Co.	3,906	189,090

		332,976

Beverages-Non-alcoholic - 0.6%
Coca-Cola Co.	2,916	143,059
Coca-Cola European Partners PLC	192	10,289
PepsiCo, Inc.	770	98,599

		251,947

Beverages-Wine/Spirits - 0.0%
Diageo PLC	389	16,402

Brewery - 0.4%
Anheuser-Busch InBev SA NV	360	32,003
Anheuser-Busch InBev SA NV ADR	513	45,626
Asahi Group Holdings, Ltd.	1,500	64,819
Boston Beer Co., Inc., Class A†	30	9,300
Molson Coors Brewing Co., Class B	41	2,632
Royal Unibrew A/S	125	8,958

		163,338

Building & Construction Products-Misc. - 0.2%
Armstrong Flooring, Inc.†	300	4,347
Builders FirstSource, Inc.†	239	3,294
Fortune Brands Home & Security, Inc.	35	1,847
LIXIL Group Corp.	1,000	12,934
Louisiana-Pacific Corp.	400	10,020
Patrick Industries, Inc.†	300	14,961
Wienerberger AG	750	17,211

		64,614

Building & Construction-Misc. - 0.5%
China Machinery Engineering Corp.	24,460	11,848
Eiffage SA	59	6,161
EMCOR Group, Inc.	76	6,395
Ferrovial SA	304	7,488
HOCHTIEF AG	27	4,028
Kajima Corp.	3,300	48,927
LendLease Group	1,383	12,967
Obayashi Corp.	5,400	52,959
Taisei Corp.	1,400	61,460

		212,233

Building Products-Air & Heating - 0.0%
Johnson Controls International PLC	172	6,450

Building Products-Cement - 0.2%
Cemex SAB de CV ADR†	4,050	18,630
Continental Building Products, Inc.†	150	3,848
Taiheiyo Cement Corp.	500	16,099
Vulcan Materials Co.	395	49,813

		88,390

Building Products-Doors & Windows - 0.1%
Apogee Enterprises, Inc.	300	12,090
Masonite International Corp.†	200	10,298

		22,388

Building Products-Wood - 0.0%
Boise Cascade Co.	300	8,307
Masco Corp.	72	2,812

		11,119

Building-Heavy Construction - 0.2%
ACS Actividades de Construccion y Servicios SA	237	10,880
Bouygues SA	520	19,561
China Railway Group, Ltd.	11,000	8,666
Dycom Industries, Inc.†	175	8,678
Granite Construction, Inc.	100	4,489
Orion Group Holdings, Inc.†	4,337	11,233
Primoris Services Corp.	187	4,099
Skanska AB, Class B	784	13,646

		81,252

Building-Residential/Commercial - 0.5%
Barratt Developments PLC	2,228	17,484
Beazer Homes USA, Inc.†	1,000	13,290
Bellway PLC	297	12,052
Berkeley Group Holdings PLC	814	39,868
D.R. Horton, Inc.	92	4,077
KB Home	469	12,152
Lennar Corp., Class A	70	3,642
MDC Holdings, Inc.	137	4,187
NVR, Inc.†	1	3,152
PulteGroup, Inc.	68	2,139
Sekisui House, Ltd.	3,100	50,031
Taylor Wimpey PLC	19,367	45,812
Toll Brothers, Inc.	36	1,372

		209,258

Cable/Satellite TV - 0.8%
Comcast Corp., Class A	6,938	302,011
DISH Network Corp., Class A†	50	1,756

		303,767

Casino Hotels - 0.1%
Las Vegas Sands Corp.	62	4,157
MGM China Holdings, Ltd.	5,200	10,712
Wynn Macau, Ltd.	5,600	16,061

		30,930

Cellular Telecom - 0.3%
China Unicom Hong Kong, Ltd.	10,000	11,868
NTT DOCOMO, Inc.	3,400	73,784
Telstra Corp., Ltd.	1,841	4,387
Turkcell Iletisim Hizmet AS ADR	356	1,858
Vodafone Group PLC	25,681	47,553

		139,450

Chemicals-Diversified - 0.8%
AdvanSix, Inc.†	34	1,028
BASF SE	530	43,091
Celanese Corp.	35	3,776
Covestro AG*	96	5,249
DowDuPont, Inc.	764	29,376
Eastman Chemical Co.	37	2,919
FMC Corp.	32	2,530
LyondellBasell Industries NV, Class A	645	56,908
Mitsubishi Gas Chemical Co., Inc.	500	7,486
Nitto Denko Corp.	100	5,357
PPG Industries, Inc.	1,094	128,545
Solvay SA	116	13,941
Westlake Chemical Corp.	100	6,975

		307,181

Chemicals-Plastics - 0.0%
A. Schulman, Inc. CVR†(1)	111	33

Chemicals-Specialty - 0.1%
Albemarle Corp.	24	1,801
Chemours Co.	41	1,476
Daicel Corp.	300	3,356
Methanex Corp.	200	10,964
Tronox Holdings PLC, Class A	204	2,885

		20,482

Coal - 0.1%
Arch Coal, Inc., Class A	50	4,849
Peabody Energy Corp.	141	4,056
SunCoke Energy, Inc.†	360	3,100
Warrior Met Coal, Inc.	300	9,300

		21,305

Coatings/Paint - 0.1%
Akzo Nobel NV	211	17,915

Commercial Services - 0.4%
Ecolab, Inc.	697	128,304
HMS Holdings Corp.†	180	5,477
Medifast, Inc.	61	8,948
Quanta Services, Inc.	32	1,299
Weight Watchers International, Inc.†	250	5,105

		149,133

Commercial Services-Finance - 0.6%
Automatic Data Processing, Inc.	767	126,087
H&R Block, Inc.	43	1,170
IHS Markit, Ltd.†	624	35,730
Liberty Tax, Inc.	405	3,645
PayPal Holdings, Inc.†	475	53,566
Travelport Worldwide, Ltd.	275	4,312

		224,510

Computer Data Security - 0.1%
Check Point Software Technologies, Ltd.†	127	15,336
Rapid7, Inc.†	202	10,977

		26,313

Computer Services - 0.7%
Atos SE	320	32,941
Capgemini SE	504	61,107
Fujitsu, Ltd.	100	7,326
Infosys, Ltd. ADR	2,350	25,286
International Business Machines Corp.	1,020	143,075
Leidos Holdings, Inc.	35	2,572
MAXIMUS, Inc.	150	11,048

		283,355

Computer Software - 0.4%
Akamai Technologies, Inc.†	604	48,356
Box, Inc., Class A†	187	3,856
Cloudera, Inc.†	1,487	16,550
Cornerstone OnDemand, Inc.†	200	10,930
Red Hat, Inc.†	156	28,475
Splunk, Inc.†	313	43,207

		151,374

Computers - 1.2%
Apple, Inc.	1,893	379,868
Hewlett Packard Enterprise Co.	336	5,312
HP, Inc.	2,748	54,823
Nutanix, Inc., Class A†	673	29,067

		469,070

Computers-Integrated Systems - 0.0%
Cray, Inc.†	350	9,191
NetScout Systems, Inc.†	175	5,145

		14,336

Computers-Memory Devices - 0.0%
NetApp, Inc.	58	4,225

Computers-Periphery Equipment - 0.0%
Logitech International SA	230	8,993

Consumer Products-Misc. - 0.2%
Kimberly-Clark Corp.	516	66,244
Quanex Building Products Corp.	700	11,704

		77,948

Containers-Metal/Glass - 0.0%
Greif, Inc., Class A	74	2,924

Containers-Paper/Plastic - 0.1%
Berry Global Group, Inc.†	30	1,764
Greatview Aseptic Packaging Co., Ltd.	27,350	16,630
Packaging Corp. of America	23	2,281
Sealed Air Corp.	28	1,305
Sonoco Products Co.	26	1,640

		23,620

Cosmetics & Toiletries - 0.4%
Procter & Gamble Co.	1,285	136,827
Unilever NV CVA	189	11,438

		148,265

Cruise Lines - 0.1%
Carnival Corp.	140	7,680
Norwegian Cruise Line Holdings, Ltd.†	57	3,214
Royal Caribbean Cruises, Ltd.	56	6,773

		17,667

Data Processing/Management - 0.0%
Bottomline Technologies, Inc.†	42	2,124
CommVault Systems, Inc.†	110	5,786

		7,910

Diagnostic Equipment - 0.4%
Oxford Immunotec Global PLC†	800	12,984
Thermo Fisher Scientific, Inc.	555	153,985

		166,969

Diagnostic Kits - 0.0%
Genomic Health, Inc.†	200	12,866

Dialysis Centers - 0.0%
DaVita, Inc.†	49	2,707

Distribution/Wholesale - 0.3%
Core-Mark Holding Co., Inc.	300	10,905
H&E Equipment Services, Inc.	49	1,490
ScanSource, Inc.†	200	7,530
Sojitz Corp.	3,000	10,352
Titan Machinery, Inc.†	200	3,440
Triton International, Ltd.	82	2,702
Veritiv Corp.†	440	12,271
WW Grainger, Inc.	281	79,242

		127,932

Diversified Banking Institutions - 2.5%
Banco Santander SA	8,934	45,207
Bank of America Corp.	5,100	155,958
Barclays PLC	18,800	40,274
Barclays PLC ADR	5,500	47,080
BNP Paribas SA	1,330	70,782
Citigroup, Inc.	681	48,147
Goldman Sachs Group, Inc.	100	20,592
HSBC Holdings PLC	1,687	14,675
JPMorgan Chase & Co.	3,559	413,022
Lloyds Banking Group PLC	27,990	22,837
Mitsubishi UFJ Financial Group, Inc.	1,400	7,015
Mizuho Financial Group, Inc.	4,900	7,661
Morgan Stanley	476	22,967
Royal Bank of Scotland Group PLC	11,920	37,243
Sumitomo Mitsui Financial Group, Inc.	100	3,624
UBS Group AG	1,000	13,411
UniCredit SpA	3,231	44,683

		1,015,178

Diversified Manufacturing Operations - 0.3%
3M Co.	277	52,494
Aalberts Industries NV	300	11,777
Carlisle Cos., Inc.	16	2,263
Crane Co.	11	935
Eaton Corp. PLC	116	9,607
Fabrinet†	150	9,078
Parker-Hannifin Corp.	32	5,795
Siemens AG	45	5,387
Textron, Inc.	50	2,650

		99,986

Diversified Minerals - 0.1%
Anglo American PLC	500	12,919
BHP Group PLC	693	16,351
Lundin Mining Corp.	800	4,294
Teck Resources, Ltd., Class B	200	4,729

		38,293

Diversified Operations - 0.2%
CK Hutchison Holdings, Ltd.	1,500	15,756
Jardine Matheson Holdings, Ltd.	590	38,822
Swire Pacific, Ltd., Class A	1,000	12,658

		67,236

Drug Delivery Systems - 0.0%
Revance Therapeutics, Inc.†	71	940

E-Commerce/Products - 0.7%
Alibaba Group Holding, Ltd. ADR†	192	35,629
Amazon.com, Inc.†	119	229,256
Etsy, Inc.†	257	17,358

		282,243

E-Commerce/Services - 0.2%
Auto Trader Group PLC*	2,200	16,220
Cargurus, Inc.†	300	12,222
GrubHub, Inc.†	330	22,041
Rightmove PLC	1,610	11,349

		61,832

E-Services/Consulting - 0.0%
CDW Corp.	39	4,118

Educational Software - 0.0%
Zovio, Inc.†	698	4,202

Electric Products-Misc. - 0.1%
Brother Industries, Ltd.	600	11,826
Emerson Electric Co.	573	40,677

		52,503

Electric-Distribution - 0.0%
Sempra Energy	110	14,074

Electric-Generation - 0.1%
Electric Power Development Co., Ltd.	500	11,613
Engie SA	1,133	16,780

		28,393

Electric-Integrated - 1.8%
AES Corp.	135	2,311
Ameren Corp.	64	4,657
American Electric Power Co., Inc.	122	10,437
Atco, Ltd., Class I	743	25,484
Avista Corp.	350	15,099
CMS Energy Corp.	1,209	67,160
Dominion Energy, Inc.	1,000	77,870
DTE Energy Co.	44	5,531
Duke Energy Corp.	842	76,723
EDP - Energias de Portugal SA	19,900	75,419
El Paso Electric Co.	175	10,694
Endesa SA	608	15,146
Enel SpA	1,479	9,354
Eversource Energy	79	5,661
Kansai Electric Power Co., Inc.	4,200	50,819
NextEra Energy, Inc.	104	20,222
NorthWestern Corp.	80	5,588
OGE Energy Corp.	41	1,736
Origin Energy, Ltd.	802	4,167
PGE Polska Grupa Energetyczna SA†	540	1,345
Pinnacle West Capital Corp.	30	2,858
PNM Resources, Inc.	250	11,610
Portland General Electric Co.	1,619	84,690
Public Service Enterprise Group, Inc.	133	7,933
RWE AG	155	3,959
Southern Co.	1,516	80,682
Tohoku Electric Power Co., Inc.	800	9,151
WEC Energy Group, Inc.	83	6,510
Xcel Energy, Inc.	869	49,099

		741,915

Electric-Transmission - 0.2%
Red Electrica Corp. SA	3,002	62,240

Electronic Components-Misc. - 0.4%
Benchmark Electronics, Inc.	450	12,163
Gentex Corp.	72	1,658
Hoya Corp.	200	14,091
Jabil, Inc.	1,648	49,786
Nippon Electric Glass Co., Ltd.	500	13,630
Plexus Corp.†	171	10,291
Sanmina Corp.†	500	16,960
Sensata Technologies Holding PLC†	690	34,458
Vishay Intertechnology, Inc.	500	9,905
ZAGG, Inc.†	332	2,736

		165,678

Electronic Components-Semiconductors - 0.9%
Amkor Technology, Inc.†	380	3,443
Diodes, Inc.†	203	7,393
Intel Corp.	2,596	132,500
NVIDIA Corp.	161	29,141
ON Semiconductor Corp.†	101	2,329
Photronics, Inc.†	1,000	9,340
Qorvo, Inc.†	33	2,495
Skyworks Solutions, Inc.	42	3,704
Texas Instruments, Inc.	1,293	152,354
Xperi Corp.	500	12,425

		355,124

Electronic Forms - 0.5%
Adobe, Inc.†	683	197,558

Electronic Parts Distribution - 0.0%
Arrow Electronics, Inc.†	23	1,944

Electronic Security Devices - 0.0%
Alarm.com Holdings, Inc.†	100	7,088

Energy-Alternate Sources - 0.0%
Renewable Energy Group, Inc.†	144	3,473

Engineering/R&D Services - 0.0%
AECOM†	29	983
KBR, Inc.	352	7,822

		8,805

Engines-Internal Combustion - 0.0%
Briggs & Stratton Corp.	500	6,100
Cummins, Inc.	39	6,485

		12,585

Enterprise Software/Service - 0.9%
Benefitfocus, Inc.†	100	4,073
MobileIron, Inc.†	908	5,384
New Relic, Inc.†	74	7,788
Open Text Corp.	2,000	76,900
Oracle Corp.	3,867	213,961
Progress Software Corp.	300	13,683
QAD, Inc., Class B	103	3,415
SailPoint Technologies Holding, Inc.†	250	7,065
SAP SE	37	4,755
SAP SE ADR	163	21,004
SPS Commerce, Inc.†	100	10,374
Verint Systems, Inc.†	133	8,032

		376,434

Entertainment Software - 0.0%
Glu Mobile, Inc.†	1,000	10,940
Konami Holdings Corp.	100	4,558

		15,498

Finance-Auto Loans - 0.0%
Ally Financial, Inc.	114	3,387
Credit Acceptance Corp.†	4	1,985
Santander Consumer USA Holdings, Inc.	96	2,049

		7,421

Finance-Consumer Loans - 0.1%
Enova International, Inc.†	281	7,708
Navient Corp.	450	6,080
Regional Management Corp.†	459	11,369
Synchrony Financial	169	5,859

		31,016

Finance-Credit Card - 0.9%
American Express Co.	565	66,235
Capital One Financial Corp.	119	11,047
Discover Financial Services	102	8,312
Meta Financial Group, Inc.	108	2,782
Visa, Inc., Class A	1,617	265,883
Western Union Co.	121	2,352

		356,611

Finance-Investment Banker/Broker - 0.2%
Charles Schwab Corp.	1,216	55,668
Daiwa Securities Group, Inc.	700	3,252
E*TRADE Financial Corp.	68	3,445
Evercore, Inc., Class A	11	1,072
Jefferies Financial Group, Inc.	94	1,934
TD Ameritrade Holding Corp.	138	7,256

		72,627

Finance-Leasing Companies - 0.1%
Aircastle, Ltd.	173	3,446
Far East Horizon, Ltd.	20,730	23,016
ORIX Corp.	600	8,442

		34,904

Finance-Mortgage Loan/Banker - 0.0%
Charter Court Financial Services Group PLC*	1,304	6,036
PennyMac Financial Services, Inc.	203	4,527

		10,563

Finance-Other Services - 0.2%
BGC Partners, Inc., Class A	2,000	10,800
CME Group, Inc.	282	50,450
IG Group Holdings PLC	4,342	28,864
Nasdaq, Inc.	34	3,135
SEI Investments Co.	38	2,069

		95,318

Financial Guarantee Insurance - 0.0%
MGIC Investment Corp.†	850	12,444

Firearms & Ammunition - 0.0%
Sturm Ruger & Co., Inc.	57	3,191

Food-Confectionery - 0.3%
Hershey Co.	601	75,035
J.M. Smucker Co.	352	43,166

		118,201

Food-Dairy Products - 0.1%
Danone SA	523	42,282
Dean Foods Co.	900	1,530

		43,812

Food-Meat Products - 0.0%
Tyson Foods, Inc., Class A	73	5,476

Food-Misc./Diversified - 0.7%
Associated British Foods PLC	126	4,205
Campbell Soup Co.	1,259	48,711
Ingredion, Inc.	15	1,421
Kellogg Co.	1,234	74,410
McCormick & Co., Inc.	153	23,557
Mondelez International, Inc., Class A	1,073	54,562
Nestle SA	420	40,415
Tate & Lyle PLC	5,269	52,740

		300,021

Food-Retail - 0.6%
Carrefour SA	600	11,689
Casino Guichard Perrachon SA	200	8,188
Empire Co., Ltd., Class A	600	13,346
J Sainsbury PLC	2,510	7,283
Kesko Oyj, Class B	700	36,351
Koninklijke Ahold Delhaize NV	3,646	87,758
Kroger Co.	196	5,053
Tesco PLC	4,240	13,811
WM Morrison Supermarkets PLC	18,698	52,641

		236,120

Food-Wholesale/Distribution - 0.1%
SpartanNash Co.	700	11,319
United Natural Foods, Inc.†	900	11,628
US Foods Holding Corp.†	23	841

		23,788

Footwear & Related Apparel - 0.0%
Crocs, Inc.†	400	11,140

Gambling (Non-Hotel) - 0.0%
Genting Singapore, Ltd.	9,900	7,170

Gas-Distribution - 0.3%
Enagas SA	2,921	83,215
New Jersey Resources Corp.	160	8,013
ONE Gas, Inc.	125	11,065
Osaka Gas Co., Ltd.	700	12,884
Spire, Inc.	150	12,629

		127,806

Gas-Transportation - 0.0%
Snam SpA	2,238	11,389

Gold Mining - 0.1%
Newcrest Mining, Ltd.	1,140	20,099
Novagold Resources, Inc.†	3,400	13,552

		33,651

Hazardous Waste Disposal - 0.0%
Heritage-Crystal Clean, Inc.†	170	4,884

Home Furnishings - 0.0%
Leggett & Platt, Inc.	33	1,299

Hotels/Motels - 0.0%
Hyatt Hotels Corp., Class A	10	767

Human Resources - 0.3%
Adecco Group AG	552	31,702
Barrett Business Services, Inc.	122	8,889
Heidrick & Struggles International, Inc.	300	10,734
Insperity, Inc.	150	17,934
Kforce, Inc.	310	11,166
Korn Ferry	300	14,106
Paylocity Holding Corp.†	100	9,655
Robert Half International, Inc.	27	1,677

		105,863

Import/Export - 0.4%
ITOCHU Corp.	3,900	70,269
Marubeni Corp.	1,700	12,184
Mitsubishi Corp.	700	19,266
Mitsui & Co., Ltd.	2,800	45,254
Sumitomo Corp.	500	7,110
Toyota Tsusho Corp.	300	9,950

		164,033

Industrial Gases - 0.3%
Air Products & Chemicals, Inc.	383	78,818
Linde PLC	205	36,953

		115,771

Instruments-Controls - 0.5%
Honeywell International, Inc.	1,239	215,128

Insurance-Life/Health - 0.4%
Aflac, Inc.	205	10,328
AIA Group, Ltd.	1,000	10,191
Athene Holding, Ltd., Class A†	40	1,806
Aviva PLC	5,265	29,488
CNO Financial Group, Inc.	524	8,672
Great-West Lifeco, Inc.	600	15,080
Health Insurance Innovations, Inc., Class A†	100	2,332
iA Financial Corp., Inc.	300	11,944
Japan Post Holdings Co., Ltd.	800	8,944
Legal & General Group PLC	1,754	6,363
Lincoln National Corp.	57	3,803
Manulife Financial Corp.	800	14,732
Principal Financial Group, Inc.	68	3,887
Prudential Financial, Inc.	111	11,734
Torchmark Corp.	74	6,487
Unum Group	52	1,920

		147,711

Insurance-Multi-line - 1.1%
Aegon NV	3,088	16,126
Ageas	300	15,815
Allianz SE	118	28,429
Allstate Corp.	97	9,609
American Financial Group, Inc.	45	4,659
ASR Nederland NV	201	8,927
Assicurazioni Generali SpA	375	7,276
Assurant, Inc.	421	39,995
AXA SA	2,310	61,521
Baloise Holding AG	43	7,368
Chubb, Ltd.	122	17,714
Cincinnati Financial Corp.	44	4,232
Direct Line Insurance Group PLC	11,680	50,170
Genworth Financial, Inc., Class A†	3,400	12,886
Hartford Financial Services Group, Inc.	914	47,811
Loews Corp.	86	4,411
MetLife, Inc.	1,307	60,292
Talanx AG	1,315	52,536
Voya Financial, Inc.	47	2,580
Zurich Insurance Group AG	22	7,015

		459,372

Insurance-Property/Casualty - 1.3%
Alleghany Corp.†	4	2,628
Berkshire Hathaway, Inc., Class B†	948	205,441
Fidelity National Financial, Inc.	1,697	67,795
First American Financial Corp.	809	46,162
Fosun International, Ltd.	7,500	11,626
HCI Group, Inc.	300	12,786
Markel Corp.†	4	4,286
MS&AD Insurance Group Holdings, Inc.	200	6,188
Progressive Corp.	125	9,769
Safety Insurance Group, Inc.	100	9,292
Sompo Holdings, Inc.	200	7,448
Travelers Cos., Inc.	916	131,675
Universal Insurance Holdings, Inc.	250	7,447
WR Berkley Corp.	48	2,942

		525,485

Insurance-Reinsurance - 0.6%
Axis Capital Holdings, Ltd.	1,101	62,592
Essent Group, Ltd.†	156	7,402
Everest Re Group, Ltd.	376	88,548
Hannover Rueck SE	48	7,236
Reinsurance Group of America, Inc.	17	2,576
Swiss Re AG	565	54,373

		222,727

Internet Content-Entertainment - 0.5%
Facebook, Inc., Class A†	1,062	205,391
Limelight Networks, Inc.†	876	2,602

		207,993

Internet Content-Information/News - 0.0%
Yelp, Inc.†	350	14,021

Internet Security - 0.1%
Palo Alto Networks, Inc.†	174	43,297
Zix Corp.†	876	7,139

		50,436

Investment Companies - 0.0%
BrightSphere Investment Group PLC	669	9,808

Investment Management/Advisor Services - 0.4%
Altisource Portfolio Solutions SA†	145	3,432
Ameriprise Financial, Inc.	42	6,164
BlackRock, Inc.	117	56,773
Boston Private Financial Holdings, Inc.	1,100	12,595
Federated Investors, Inc., Class B	400	12,292
Franklin Resources, Inc.	125	4,324

Julius Baer Group, Ltd.	852	41,072
LPL Financial Holdings, Inc.	21	1,556
Raymond James Financial, Inc.	34	3,114
Stifel Financial Corp.	300	17,901
T. Rowe Price Group, Inc.	60	6,450

		165,673

Leisure Products - 0.0%
Johnson Outdoors, Inc., Class A	53	4,064

Lighting Products & Systems - 0.0%
Acuity Brands, Inc.	10	1,463

Machine Tools & Related Products - 0.0%
Milacron Holdings Corp.†	750	10,957

Machinery-Construction & Mining - 0.3%
Caterpillar, Inc.	345	48,100
Hyster-Yale Materials Handling, Inc.	150	9,993
Komatsu, Ltd.	1,574	40,950
Oshkosh Corp.	18	1,487
Sandvik AB	324	5,992
Terex Corp.	300	9,999

		116,521

Machinery-Electrical - 0.4%
Hitachi, Ltd.	2,000	66,612
Mitsubishi Heavy Industries, Ltd.	2,100	87,394

		154,006

Machinery-Farming - 0.2%
AGCO Corp.	19	1,345
CNH Industrial NV	2,890	31,501
CNH Industrial NV	1,369	14,845
Deere & Co.	78	12,919

		60,610

Machinery-General Industrial - 0.0%
Intevac, Inc.†	452	2,165
Manitowoc Co, Inc.†	400	7,144

		9,309

Machinery-Material Handling - 0.1%
KION Group AG	630	43,131

Machinery-Pumps - 0.0%
Dover Corp.	33	3,235

Medical Imaging Systems - 0.0%
Lantheus Holdings, Inc.†	254	6,137

Medical Instruments - 0.2%
Apyx Medical Corp.†	900	4,491
LivaNova PLC†	100	6,889
Medtronic PLC	925	82,149

		93,529

Medical Labs & Testing Services - 0.1%
ICON PLC†	60	8,195
Laboratory Corp. of America Holdings†	28	4,478
Medpace Holdings, Inc.†	200	11,234
Natera, Inc.†	239	4,567
Quest Diagnostics, Inc.	34	3,277

		31,751

Medical Products - 0.3%
Avanos Medical, Inc.†	150	6,292
Becton Dickinson and Co.	240	57,778
Cardiovascular Systems, Inc.†	175	6,220
Globus Medical, Inc., Class A†	200	9,018
Haemonetics Corp.†	110	9,601
Henry Schein, Inc.†	37	2,370
Inogen, Inc.†	60	5,238
Intersect ENT, Inc.†	90	2,924
iRhythm Technologies, Inc.†	200	15,262
Luminex Corp.	252	5,748
Orthofix Medical, Inc.†	150	8,218
Surmodics, Inc.†	200	8,688

		137,357

Medical-Biomedical/Gene - 0.7%
ACADIA Pharmaceuticals, Inc.†	200	4,810
Achillion Pharmaceuticals, Inc.†	696	2,060
Aduro Biotech, Inc.†	1,400	5,726
Alexion Pharmaceuticals, Inc.†	280	38,116
AMAG Pharmaceuticals, Inc.†	171	1,908
Amgen, Inc.	177	31,740
BioMarin Pharmaceutical, Inc.†	259	22,152
Celgene Corp.†	106	10,034
Emergent BioSolutions, Inc.†	87	4,496
Gilead Sciences, Inc.	1,804	117,332
H. Lundbeck A/S	250	10,516
Myriad Genetics, Inc.†	26	819
PDL BioPharma, Inc.†	1,124	3,676
PTC Therapeutics, Inc.†	200	7,484
Puma Biotechnology, Inc.†	100	3,212
REGENXBIO, Inc.†	120	6,048
Retrophin, Inc.†	137	2,614
Sangamo Therapeutics, Inc.†	158	1,847
United Therapeutics Corp.†	3	308
Veracyte, Inc.†	200	4,574

		279,472

Medical-Drugs - 4.3%
AbbVie, Inc.	1,313	104,239
Akorn, Inc.†	1,400	3,780
Allergan PLC	190	27,930
Astellas Pharma, Inc.	4,100	55,717
AstraZeneca PLC	52	3,883
Bayer AG	520	34,609
Bristol-Myers Squibb Co.	331	15,368
Catalyst Pharmaceuticals, Inc.†	1,182	6,785
Chimerix, Inc.†	170	459
Conatus Pharmaceuticals, Inc.†	560	482
Concert Pharmaceuticals, Inc.†	553	5,685
Corcept Therapeutics, Inc.†	204	2,526
Durect Corp.†	1,536	847
Eli Lilly & Co.	579	67,766
Enanta Pharmaceuticals, Inc.†	100	8,719
GlaxoSmithKline PLC	4,149	85,126
Harrow Health, Inc.†	1,800	8,388
Hikma Pharmaceuticals PLC	434	9,992
Insys Therapeutics, Inc.†	348	1,496
Ipsen SA	29	3,386
Johnson & Johnson	2,118	299,062
Jounce Therapeutics, Inc.†	1,400	7,952

Mallinckrodt PLC†	500	7,730
Merck & Co., Inc.	3,306	260,215
Novartis AG	708	57,817
Novo Nordisk A/S, Class B	1,393	68,119
Ono Pharmaceutical Co., Ltd.	200	3,750
Pacira BioSciences, Inc.†	300	11,946
Pfizer, Inc.	5,678	230,584
Phibro Animal Health Corp., Class A	250	8,677
Roche Holding AG	629	165,807
Sanofi	889	77,265
Shionogi & Co., Ltd.	200	11,672
Supernus Pharmaceuticals, Inc.†	90	3,306
Takeda Pharmaceutical Co., Ltd.	300	11,122
UCB SA	125	9,915
Vanda Pharmaceuticals, Inc.†	269	4,382
Zoetis, Inc.	513	52,244

		1,738,748

Medical-Generic Drugs - 0.1%
Endo International PLC†	1,400	10,500
Momenta Pharmaceuticals, Inc.†	248	3,469
Teva Pharmaceutical Industries, Ltd. ADR†	2,262	34,428

		48,397

Medical-HMO - 0.8%
Humana, Inc.	164	41,887
Triple-S Management Corp., Class B†	247	5,612
UnitedHealth Group, Inc.	1,170	272,692

		320,191

Medical-Hospitals - 0.0%
HCA Healthcare, Inc.	91	11,578

Medical-Nursing Homes - 0.0%
Ensign Group, Inc.	200	10,304

Medical-Outpatient/Home Medical - 0.1%
Addus HomeCare Corp.†	150	10,185
Amedisys, Inc.†	100	12,782
Providence Service Corp.†	67	4,444

		27,411

Medical-Wholesale Drug Distribution - 0.1%
AmerisourceBergen Corp.	51	3,813
McKesson Corp.	49	5,843
Suzuken Co., Ltd.	200	11,525

		21,181

Metal-Aluminum - 0.0%
Century Aluminum Co.†	267	2,245

Metal-Diversified - 0.2%
Glencore PLC	12,744	50,577
Rio Tinto PLC	201	11,703
Rio Tinto, Ltd.	340	22,859
South32, Ltd.	1,885	4,438

		89,577

Miscellaneous Manufacturing - 0.0%
FreightCar America, Inc.†	1,592	11,017
Hillenbrand, Inc.	111	4,775

		15,792

Motion Pictures & Services - 0.0%
IMAX Corp.†	500	12,190

Motorcycle/Motor Scooter - 0.0%
Harley-Davidson, Inc.	40	1,489

Multimedia - 0.5%
Pearson PLC	700	7,578
Viacom, Inc., Class B	81	2,342
Walt Disney Co.	1,479	202,578

		212,498

Networking Products - 0.6%
Cisco Systems, Inc.	4,264	238,571
Telefonaktiebolaget LM Ericsson, Class B	1,771	17,529

		256,100

Non-Ferrous Metals - 0.0%
Mitsubishi Materials Corp.	200	5,163

Non-Hazardous Waste Disposal - 0.5%
Republic Services, Inc.	716	59,299
Waste Management, Inc.	1,302	139,757

		199,056

Office Automation & Equipment - 0.1%
Canon, Inc.	1,300	36,158
Ricoh Co., Ltd.	300	3,015
Xerox Corp.	42	1,401

		40,574

Office Furnishings-Original - 0.1%
Herman Miller, Inc.	221	8,579
HNI Corp.	400	14,684
Steelcase, Inc., Class A	266	4,599

		27,862

Office Supplies & Forms - 0.0%
Avery Dennison Corp.	21	2,324

Oil & Gas Drilling - 0.0%
Drilling Co. of 1972 A/S†	66	5,067
Helmerich & Payne, Inc.	29	1,697
Noble Corp. PLC†	2,430	6,391

		13,155

Oil Companies-Exploration & Production - 0.6%
Anadarko Petroleum Corp.	931	67,823
Apache Corp.	37	1,218
Bonanza Creek Energy, Inc.†	120	2,888
Cabot Oil & Gas Corp.	74	1,916
California Resources Corp.†	300	6,324
ConocoPhillips	306	19,315
Encana Corp.	3,870	26,807
Hess Corp.	83	5,322
Laredo Petroleum, Inc.†	1,200	3,624
Marathon Oil Corp.	224	3,817
Occidental Petroleum Corp.	4	235
PDC Energy, Inc.†	100	4,349
Penn Virginia Corp.†	90	4,041
Pioneer Natural Resources Co.	404	67,250

Santos, Ltd.	2,520	12,773
SM Energy Co.	400	6,372
Talos Energy, Inc.†	149	4,425
Tourmaline Oil Corp.	500	7,476

		245,975

Oil Companies-Integrated - 1.7%
BP PLC	10,193	74,300
Chevron Corp.	1,341	161,000
China Petroleum & Chemical Corp.	66,000	50,732
Eni SpA	797	13,604
Exxon Mobil Corp.	2,807	225,346
Galp Energia SGPS SA	559	9,386
Husky Energy, Inc.	600	6,512
Imperial Oil, Ltd.	300	8,715
Murphy Oil Corp.	36	981
OMV AG	158	8,462
Repsol SA	523	8,875
Royal Dutch Shell PLC, Class A	2,887	92,220
TOTAL SA	797	44,289

		704,422

Oil Field Machinery & Equipment - 0.1%
CIMC Enric Holdings, Ltd.	23,920	23,235

Oil Refining & Marketing - 0.6%
Caltex Australia, Ltd.	1,079	20,697
CVR Energy, Inc.	24	1,095
Neste Oyj	2,049	67,658
Phillips 66	428	40,348
Sunoco LP	1,454	44,972
Valero Energy Corp.	696	63,099

		237,869

Oil-Field Services - 0.2%
C&J Energy Services, Inc.†	153	2,150
Newpark Resources, Inc.†	346	2,526
Saipem SpA†	4,880	24,723
SBM Offshore NV	321	5,948
Schlumberger, Ltd.	955	40,759

		76,106

Optical Supplies - 0.0%
STAAR Surgical Co.†	300	9,744

Paper & Related Products - 0.2%
Clearwater Paper Corp.†	600	12,102
Domtar Corp.	300	14,670
International Paper Co.	103	4,821
Oji Holdings Corp.	1,100	6,607
Resolute Forest Products, Inc.	1,004	7,942
Stora Enso Oyj, Class R	387	4,803
UPM-Kymmene Oyj	277	7,801
Verso Corp., Class A†	525	11,718

		70,464

Patient Monitoring Equipment - 0.0%
CareDx, Inc.†	300	8,163
Masimo Corp.†	53	6,898

		15,061

Pharmacy Services - 0.2%
CVS Health Corp.	1,412	76,785

Photo Equipment & Supplies - 0.2%
Ambarella, Inc.†	340	17,041
FUJIFILM Holdings Corp.	1,600	74,665
Nikon Corp.	500	6,925

		98,631

Pipelines - 0.3%
Enterprise Products Partners LP	1,635	46,810
Kinder Morgan, Inc.	3,132	62,233

		109,043

Poultry - 0.0%
Sanderson Farms, Inc.	100	15,163

Power Converter/Supply Equipment - 0.1%
Hubbell, Inc.	13	1,659
Schneider Electric SE	390	33,008

		34,667

Printing-Commercial - 0.0%
Quad/Graphics, Inc.	161	1,966
RR Donnelley & Sons Co.	1,569	7,249

		9,215

Private Equity - 0.0%
3i Group PLC	1,125	15,704

Publishing-Periodicals - 0.0%
Wolters Kluwer NV	225	15,692

Real Estate Investment Trusts - 1.3%
AG Mtg. Investment Trust, Inc.	195	3,337
AGNC Investment Corp.	3,341	59,436
American Tower Corp.	558	108,977
Annaly Capital Management, Inc.	5,345	53,931
CareTrust REIT, Inc.	300	7,275
CBL & Associates Properties, Inc.	482	487
Chatham Lodging Trust	186	3,662
CoreCivic, Inc.	700	14,567
Cousins Properties, Inc.	750	7,178
DiamondRock Hospitality Co.	252	2,737
Equinix, Inc.	92	41,832
Essential Properties Realty Trust, Inc.	300	6,204
Gaming and Leisure Properties, Inc.	1,538	62,104
GEO Group, Inc.	400	8,008
Hersha Hospitality Trust	177	3,287
Life Storage, Inc.	780	74,326
Mirvac Group	3,913	7,807
Park Hotels & Resorts, Inc.	229	7,346
Pebblebrook Hotel Trust	199	6,479
PotlatchDeltic Corp.	78	3,016
RLJ Lodging Trust	800	14,728
RPT Realty	270	3,275
Ryman Hospitality Properties, Inc.	29	2,308
Sabra Health Care REIT, Inc.	300	5,868
Scentre Group	2,500	6,732
Stockland	1,894	5,034
Xenia Hotels & Resorts, Inc.	207	4,482

		524,423

Real Estate Management/Services - 0.4%
CBRE Group, Inc., Class A†	83	4,322

Daito Trust Construction Co., Ltd.	500	66,829
Jones Lang LaSalle, Inc.	12	1,855
Marcus & Millichap, Inc.†	80	3,448
PSP Swiss Property AG	500	51,033
RE/MAX Holdings, Inc., Class A	182	7,886
Vonovia SE	359	17,906

		153,279

Real Estate Operations & Development - 0.2%
CapitaLand, Ltd.	3,900	10,122
China Vanke Co., Ltd.	3,400	13,154
Howard Hughes Corp.†	3	333
Kerry Properties, Ltd.	1,000	4,270
LEG Immobilien AG	100	11,637
McGrath RentCorp	97	6,014
Swire Properties, Ltd.	1,800	7,308
TAG Immobilien AG	455	10,227
Wharf Holdings, Ltd.	2,000	5,749

		68,814

Recreational Vehicles - 0.0%
Brunswick Corp.	23	1,178
MasterCraft Boat Holdings, Inc.†	114	2,820

		3,998

Rental Auto/Equipment - 0.1%
AMERCO	5	1,866
Ashtead Group PLC	431	11,926
Herc Holdings, Inc.†	300	14,448
Textainer Group Holdings, Ltd.†	100	959
United Rentals, Inc.†	19	2,677

		31,876

Retail-Apparel/Shoe - 0.2%
ANTA Sports Products, Ltd.	6,060	42,719
Cato Corp., Class A	282	4,275
Children’s Place, Inc.	60	6,769
Designer Brands, Inc.	159	3,538
Express, Inc.†	611	2,248
Foot Locker, Inc.	26	1,487
Gap, Inc.	102	2,660
L Brands, Inc.	68	1,744
Next PLC	185	13,910

		79,350

Retail-Auto Parts - 0.1%
Advance Auto Parts, Inc.	101	16,798
AutoZone, Inc.†	7	7,198
Genuine Parts Co.	31	3,179

		27,175

Retail-Automobile - 0.0%
CarMax, Inc.†	47	3,660
Rush Enterprises, Inc., Class A	225	9,542

		13,202

Retail-Building Products - 0.6%
BMC Stock Holdings, Inc.†	600	12,348
Home Depot, Inc.	1,070	217,959

		230,307

Retail-Consumer Electronics - 0.1%
Best Buy Co., Inc.	77	5,730
Yamada Denki Co., Ltd.	2,700	12,789

		18,519

Retail-Discount - 0.6%
Costco Wholesale Corp.	163	40,022
Target Corp.	143	11,071
Walmart, Inc.	1,818	186,963

		238,056

Retail-Drug Store - 0.2%
Sundrug Co., Ltd.	300	8,068
Walgreens Boots Alliance, Inc.	1,072	57,427

		65,495

Retail-Jewelry - 0.2%
Movado Group, Inc.	100	3,565
Pandora A/S	980	41,106
Signet Jewelers, Ltd.	300	6,954
Swatch Group AG	29	8,857

		60,482

Retail-Major Department Stores - 0.4%
Nordstrom, Inc.	43	1,764
TJX Cos., Inc.	2,604	142,907

		144,671

Retail-Misc./Diversified - 0.0%
Mr. Price Group, Ltd.	652	9,874

Retail-Pawn Shops - 0.0%
EZCORP, Inc., Class A†	1,000	10,870

Retail-Petroleum Products - 0.0%
World Fuel Services Corp.	500	15,425

Retail-Regional Department Stores - 0.2%
Dillard’s, Inc., Class A	63	4,312
Kohl’s Corp.	1,089	77,428

		81,740

Retail-Restaurants - 0.9%
BJ’s Restaurants, Inc.	41	2,046
Bloomin’ Brands, Inc.	500	9,995
Brinker International, Inc.	952	40,717
Cheesecake Factory, Inc.	1,038	51,506
Chipotle Mexican Grill, Inc.†	48	33,026
Dine Brands Global, Inc.	200	17,732
Jack in the Box, Inc.	90	6,939
McDonald’s Corp.	484	95,624
Starbucks Corp.	1,000	77,680
Yum China Holdings, Inc.	313	14,880

		350,145

Retail-Sporting Goods - 0.0%
Hibbett Sports, Inc.†	653	13,517

Rubber-Tires - 0.4%
Bridgestone Corp.	1,500	59,528
Cie Generale des Etablissements Michelin SCA	142	18,340
Continental AG	230	38,014
Sumitomo Rubber Industries, Ltd.	3,000	36,684

		152,566

Satellite Telecom - 0.3%
Eutelsat Communications SA	4,085	73,720
Intelsat SA†	350	7,084
SES SA FDR	3,172	53,971

		134,775

Savings & Loans/Thrifts - 0.1%
Axos Financial, Inc.†	209	6,838
Berkshire Hills Bancorp, Inc.	107	3,209
First Financial Northwest, Inc.	279	4,668
HomeTrust Bancshares, Inc.	141	3,576
New York Community Bancorp, Inc.	84	977
People’s United Financial, Inc.	244	4,219
United Financial Bancorp, Inc.	216	2,849
WSFS Financial Corp.	150	6,477

		32,813

Schools - 0.0%
Career Education Corp.†	191	3,467
K12, Inc.†	150	4,518

		7,985

Security Services - 0.0%
G4S PLC	4,080	11,503

Seismic Data Collection - 0.0%
Geospace Technologies Corp.†	199	2,677

Semiconductor Components-Integrated Circuits - 0.4%
Cirrus Logic, Inc.†	116	5,519
NXP Semiconductors NV	200	21,124
QUALCOMM, Inc.	567	48,836
Renesas Electronics Corp.†	2,100	11,096
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,460	63,977

		150,552

Semiconductor Equipment - 0.3%
Applied Materials, Inc.	233	10,268
ASML Holding NV	138	28,718
ASML Holding NV	134	27,982
Cabot Microelectronics Corp.	100	12,625
Entegris, Inc.	250	10,215
Lam Research Corp.	37	7,675
MKS Instruments, Inc.	36	3,276
Teradyne, Inc.	50	2,450

		103,209

Shipbuilding - 0.0%
Huntington Ingalls Industries, Inc.	10	2,226

Soap & Cleaning Preparation - 0.2%
Church & Dwight Co., Inc.	974	73,001

Software Tools - 0.1%
VMware, Inc., Class A	162	33,069

Steel Pipe & Tube - 0.1%
Advanced Drainage Systems, Inc.	400	11,220
Tenaris SA	958	13,302

		24,522

Steel-Producers - 0.2%
ArcelorMittal	1,160	25,147
BlueScope Steel, Ltd.	426	4,039
Nucor Corp.	84	4,794
POSCO ADR	51	2,814
Reliance Steel & Aluminum Co.	19	1,747
Schnitzer Steel Industries, Inc., Class A	200	4,744
Shiloh Industries, Inc.†	348	1,990
SSAB AB, Class A	3,194	12,050
Steel Dynamics, Inc.	17	539
thyssenkrupp AG	1,380	19,402

		77,266

Telecom Equipment-Fiber Optics - 0.1%
Ciena Corp.†	183	7,020
Corning, Inc.	305	9,714
Finisar Corp.†	175	4,219

		20,953

Telecom Services - 0.7%
BCE, Inc.	1,700	76,060
HKT Trust & HKT, Ltd.	55,000	85,254
Orange Polska SA†	4,540	5,864
PCCW, Ltd.	73,000	44,015
TELUS Corp.	1,400	51,551

		262,744

Telecommunication Equipment - 0.0%
ADTRAN, Inc.	831	14,244
Juniper Networks, Inc.	86	2,388

		16,632

Telephone-Integrated - 1.5%
AT&T, Inc.	4,338	134,305
Deutsche Telekom AG	5,494	91,901
Frontier Communications Corp.†	279	795
KDDI Corp.	2,700	61,719
Koninklijke KPN NV	1,294	3,971
Nippon Telegraph & Telephone Corp.	1,900	78,888
SoftBank Group Corp.	100	10,439
Telecom Italia SpA†	32,090	17,946
Verizon Communications, Inc.	3,841	219,667

		619,631

Television - 0.1%
CBS Corp., Class B	86	4,409
Gray Television, Inc.†	246	5,764
Sinclair Broadcast Group, Inc., Class A	250	11,447
World Wrestling Entertainment, Inc., Class A	140	11,739

		33,359

Textile-Apparel - 0.0%
LVMH Moet Hennessy Louis Vuitton SE	34	13,311

Theaters - 0.0%
Cinemark Holdings, Inc.	17	715

Therapeutics - 0.0%
Akebia Therapeutics, Inc.†	202	1,220
Sarepta Therapeutics, Inc.†	56	6,549

		7,769

Tobacco - 0.9%
Altria Group, Inc.	1,959	106,432
British American Tobacco PLC	189	7,369

Imperial Brands PLC	3,576	113,593
Japan Tobacco, Inc.	2,700	62,589
KT&G Corp.	144	12,574
Philip Morris International, Inc.	382	33,066
Scandinavian Tobacco Group A/S*	354	4,215
Swedish Match AB	305	14,856

		354,694

Tools-Hand Held - 0.0%
Snap-on, Inc.	15	2,524
Stanley Black & Decker, Inc.	38	5,571

		8,095

Toys - 0.0%
Bandai Namco Holdings, Inc.	300	14,327

Transport-Air Freight - 0.0%
Atlas Air Worldwide Holdings, Inc.†	150	7,244

Transport-Marine - 0.1%
AP Moller - Maersk A/S, Series B	41	53,416
Safe Bulkers, Inc.†	1,204	2,155

		55,571

Transport-Rail - 0.2%
Aurizon Holdings, Ltd.	23,500	78,856
Kansas City Southern	22	2,709
Seibu Holdings, Inc.	800	13,017

		94,582

Transport-Services - 0.6%
ComfortDelGro Corp., Ltd.	24,000	47,467
Kamigumi Co., Ltd.	500	11,942
Royal Mail PLC	19,692	64,915
United Parcel Service, Inc., Class B	952	101,121

		225,445

Transport-Truck - 0.0%
Covenant Transportation Group, Inc., Class A†	131	2,558
JB Hunt Transport Services, Inc.	25	2,362
Knight-Swift Transportation Holdings, Inc.	42	1,401
Werner Enterprises, Inc.	116	3,886

		10,207

Vitamins & Nutrition Products - 0.0%
USANA Health Sciences, Inc.†	100	8,346

Warehousing & Harbor Transportation Services - 0.1%
Hutchison Port Holdings Trust	166,203	39,058

Water - 0.1%
United Utilities Group PLC	1,236	13,358
Veolia Environnement SA	220	5,197

		18,555

Water Treatment Systems - 0.0%
Kurita Water Industries, Ltd.	200	5,206
Pentair PLC	43	1,677

		6,883

Web Hosting/Design - 0.0%
NIC, Inc.	700	12,082

Web Portals/ISP - 0.9%
Alphabet, Inc., Class A†	114	136,682
Alphabet, Inc., Class C†	155	184,214
Baidu, Inc. ADR†	180	29,921

		350,817

Wireless Equipment - 0.2%
Motorola Solutions, Inc.	521	75,498

Total Common Stocks (cost $24,094,956)		25,247,307

U.S. CORPORATE BONDS & NOTES - 15.0%
Aerospace/Defense-Equipment - 0.4%
United Technologies Corp. Senior Notes 4.50% due 04/15/2020	$158,000	160,555

Applications Software - 0.3%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	116,000	112,310

Banks-Commercial - 0.4%
BB&T Corp. Senior Notes 3.20% due 09/03/2021	174,000	175,839

Banks-Super Regional - 1.0%
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	115,000	116,934
US Bancorp Senior Notes 3.15% due 04/27/2027	181,000	181,607
Wells Fargo & Co. Senior Notes 3.90% due 05/01/2045	107,000	105,790

		404,331

Brewery - 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	105,000	109,657

Cable/Satellite TV - 0.4%
Comcast Corp. Company Guar. Notes 4.65% due 07/15/2042	168,000	179,597

Computers - 0.2%
Apple, Inc. FRS Senior Notes 3.03% (3 ML+0.30%) due 05/06/2019	68,000	68,004

Diversified Banking Institutions - 1.8%
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	179,000	180,622
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	124,000	121,430
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	154,000	164,087

JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	143,000	170,247
Morgan Stanley Senior Notes 3.77% due 01/24/2029	115,000	116,044

		752,430

Diversified Manufacturing Operations - 0.4%
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	139,000	162,570

Enterprise Software/Service - 0.5%
Oracle Corp. Senior Notes 5.00% due 07/08/2019	191,000	191,818

Finance-Credit Card - 1.4%
American Express Credit Corp. Senior Notes 2.70% due 03/03/2022	164,000	164,015
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	170,000	168,158
Visa, Inc. Senior Notes 4.30% due 12/14/2045	206,000	224,717

		556,890

Insurance-Life/Health - 0.3%
Prudential Financial, Inc. Senior Bonds 4.60% due 05/15/2044	100,000	107,696

Insurance-Multi-line - 0.2%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	97,000	100,764

Insurance-Property/Casualty - 0.3%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	106,000	106,741

Machinery-Farming - 0.6%
John Deere Capital Corp. Senior Notes 2.65% due 01/06/2022	225,000	225,426

Medical-Biomedical/Gene - 0.4%
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	167,000	173,351

Medical-HMO - 0.5%
UnitedHealth Group, Inc. Senior Notes 2.70% due 07/15/2020	96,000	95,983
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	99,000	99,554

		195,537

Medical-Wholesale Drug Distribution - 0.2%
Cardinal Health, Inc. Senior Notes 1.95% due 06/14/2019	97,000	96,902

Multimedia - 0.6%
Walt Disney Co. Company Guar. Notes 3.00% due 02/13/2026	232,000	232,369

Oil Companies-Exploration & Production - 0.5%
Noble Energy, Inc. Senior Notes 4.15% due 12/15/2021	113,000	115,759
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	100,000	99,951

		215,710

Oil Companies-Integrated - 0.7%
Chevron Corp. Senior Notes 2.42% due 11/17/2020	177,000	176,758
Exxon Mobil Corp. Senior Notes 3.57% due 03/06/2045	122,000	119,848

		296,606

Pharmacy Services - 0.3%
CVS Health Corp. Senior Notes 3.35% due 03/09/2021	110,000	110,785

Pipelines - 0.4%
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	170,000	175,580

Retail-Building Products - 0.3%
Home Depot, Inc. Senior Notes 4.20% due 04/01/2043	108,000	112,624

Retail-Discount - 0.3%
Target Corp. Senior Notes 3.90% due 11/15/2047	115,000	114,299

Retail-Restaurants - 0.2%
McDonald’s Corp. Senior Notes 3.38% due 05/26/2025	101,000	102,806

Telephone-Integrated - 0.6%
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	100,000	106,843
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	134,000	143,318
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	10,000	10,943

		261,104

Tobacco - 0.3%
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	110,000	114,302

Transport-Rail - 0.8%
Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	205,000	212,950
Union Pacific Corp. Senior Notes 3.75% due 07/15/2025	110,000	114,412

		327,362

Transport-Services - 0.4%
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	154,000	152,048

Total U.S. Corporate Bonds & Notes (cost $6,027,940)		6,096,013

FOREIGN CORPORATE BONDS & NOTES - 0.4%
Oil Companies-Integrated - 0.4%
Shell International Finance BV Company Guar. Notes 3.88% due 11/13/2028 (cost $169,563)	160,000	169,018

U.S. GOVERNMENT AGENCIES - 2.5%
Federal Home Loan Mtg. Corp. - 0.5%
3.50% due 03/01/2046	217,541	221,744

Federal National Mtg. Assoc. - 2.0%
2.13% due 04/24/2026	397,000	386,729
4.50% due 02/01/2048	394,704	412,407

		799,136

Total U.S. Government Agencies (cost $1,008,016)		1,020,880

U.S. GOVERNMENT TREASURIES - 10.3%
United States Treasury Bonds - 2.1%
1.00% due 02/15/2048 TIPS(2)	117,874	119,206
2.75% due 11/15/2042	100,000	97,438
2.75% due 11/15/2047	247,000	237,795
3.38% due 05/15/2044	372,000	402,559

		856,998

United States Treasury Notes - 8.2%
0.88% due 01/15/2029 TIPS(2)	110,103	113,429
1.25% due 10/31/2021	307,000	299,553
1.50% due 10/31/2019	359,000	357,317
1.63% due 07/31/2019	92,000	91,813
1.75% due 05/15/2023	268,000	262,619
2.00% due 02/15/2025	184,000	180,593
2.00% due 11/15/2026	247,000	239,754
2.13% due 06/30/2022	447,000	445,394
2.25% due 01/31/2024	181,000	180,710
2.25% due 11/15/2024	309,000	307,793
2.25% due 02/15/2027	245,000	241,698
2.63% due 08/31/2020	272,000	272,967
3.13% due 05/15/2021	323,000	328,388

		3,322,028

Total U.S. Government Treasuries (cost $4,138,553)		4,179,026

EXCHANGE-TRADED FUNDS - 5.4%
FlexShares Quality Dividend Index Fund ETF	13,435	616,666
iShares Core High Dividend ETF	332	31,673
iShares Edge MSCI USA Momentum Factor ETF	11,943	1,369,982
iShares MSCI EAFE ETF	1,269	84,718
iShares Russell 1000 Value ETF	234	29,894
iShares Russell 2000 ETF	300	47,487

Total Exchange-Traded Funds (cost $2,093,707)		2,180,420

Total Long-Term Investment Securities (cost $37,532,735)		38,892,664

SHORT-TERM INVESTMENT SECURITIES - 4.8%
Registered Investment Companies - 4.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.37%(3) (cost $1,968,994)	1,968,994	1,968,994

TOTAL INVESTMENTS (cost $39,501,729)	100.5%	40,861,658
Liabilities in excess of other assets	(0.5)	(208,503)

NET ASSETS	100.0%	$40,653,155

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2019, the aggregate value of these securities was $52,108 representing 0.1% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)	Principal amount of security is adjusted for inflation.
(3)	The rate shown is the 7-day yield as of April 30, 2019.
ADR	- American Depositary Receipt
CVA	- Certification Van Aandelen (Dutch Cert.)
CVR	- Contingent Value Rights
ETF	- Exchange-Traded Funds
FDR	- Fiduciary Depositary Receipt
TIPS	- Treasury Inflation Protected Securities
FRS	- Floating Rate Security

The rates shown on FRS are the current interest rates at April 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML - 3 Month USD LIBOR

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
7	Long	S&P 500 E-Mini Index	June 2019	$976,186	$1,031,975	$55,789
8	Short	U.S. Treasury 10 Year Notes	June 2019	974,140	989,375	(15,235)

						$40,554

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Chemicals-Plastics	$—	$—		$33	$33
Other Industries	23,412,889	1,834,385	**	—	25,247,274
U.S. Corporate Bonds & Notes	—	6,096,013		—	6,096,013
Foreign Corporate Bonds & Notes	—	169,018		—	169,018
U.S. Government Agencies	—	1,020,880		—	1,020,880
U.S. Government Treasuries	—	4,179,026		—	4,179,026
Exchange-Traded Funds	2,180,420	—		—	2,180,420
Short-Term Investment Securities	1,968,994	—		—	1,968,994

Total Investments at Value	$27,562,303	$13,299,322		$33	$40,861,658

Other Financial Instruments:†
Futures Contracts	$55,789	$—		$—	$55,789

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$15,235	$—		$—	$15,235

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA MFS Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 99.8%
Aerospace/Defense - 2.5%
Boeing Co.	48,550	$18,336,850

Agricultural Chemicals - 1.1%
CF Industries Holdings, Inc.	170,956	7,655,410

Airlines - 1.0%
Delta Air Lines, Inc.	122,270	7,127,118

Applications Software - 10.1%
Microsoft Corp.	435,979	56,938,858
salesforce.com, Inc.†	90,529	14,968,970
Tableau Software, Inc., Class A†	7,721	940,495

		72,848,323

Athletic Footwear - 1.2%
NIKE, Inc., Class B	98,404	8,642,823

Auto/Truck Parts & Equipment-Original - 1.4%
Allison Transmission Holdings, Inc.	83,052	3,891,817
Lear Corp.	43,663	6,243,809

		10,135,626

Beverages-Non-alcoholic - 1.3%
PepsiCo, Inc.	71,204	9,117,672

Building-Residential/Commercial - 0.3%
Toll Brothers, Inc.	58,654	2,234,717

Cable/Satellite TV - 0.2%
Comcast Corp., Class A	29,820	1,298,065

Chemicals-Diversified - 0.7%
Eastman Chemical Co.	68,008	5,364,471

Commercial Services-Finance - 0.9%
WEX, Inc.†	30,079	6,325,614

Computer Aided Design - 0.3%
Cadence Design Systems, Inc.†	27,161	1,884,430

Computer Services - 3.5%
Accenture PLC, Class A	51,422	9,393,257
Cognizant Technology Solutions Corp., Class A	120,720	8,807,731
DXC Technology Co.	107,316	7,054,954

		25,255,942

Computers - 6.0%
Apple, Inc.	216,184	43,381,643

Computers-Memory Devices - 0.3%
Western Digital Corp.	44,507	2,275,198

Consumer Products-Misc. - 1.3%
Kimberly-Clark Corp.	73,927	9,490,748

Data Processing/Management - 1.8%
Fidelity National Information Services, Inc.	64,577	7,486,412
First Data Corp., Class A†	208,639	5,395,404

		12,881,816

Distribution/Wholesale - 0.4%
HD Supply Holdings, Inc.†	55,832	2,550,964

Diversified Banking Institutions - 1.7%
Bank of America Corp.	162,054	4,955,611
Citigroup, Inc.	100,060	7,074,242

		12,029,853

Diversified Manufacturing Operations - 1.8%
Eaton Corp. PLC	18,914	1,566,458
Illinois Tool Works, Inc.	16,926	2,634,193
Ingersoll-Rand PLC	74,564	9,142,292

		13,342,943

Drug Delivery Systems - 0.1%
DexCom, Inc.†	8,979	1,087,088

E-Commerce/Products - 6.6%
Amazon.com, Inc.†	24,867	47,906,773

E-Commerce/Services - 1.9%
Booking Holdings, Inc.†	6,365	11,807,011
TripAdvisor, Inc.†	38,957	2,073,681

		13,880,692

Electric-Integrated - 0.6%
AES Corp.	237,744	4,070,177

Electronic Components-Semiconductors - 2.8%
Broadcom, Inc.	18,606	5,924,150
NVIDIA Corp.	53,326	9,652,006
Texas Instruments, Inc.	39,397	4,642,149

		20,218,305

Electronic Forms - 2.3%
Adobe, Inc.†	58,113	16,809,185

Enterprise Software/Service - 0.5%
Atlassian Corp. PLC, Class A†	13,755	1,515,113
Paycom Software, Inc.†	10,132	2,052,034

		3,567,147

Entertainment Software - 0.3%
Electronic Arts, Inc.†	26,341	2,493,176

Finance-Credit Card - 4.8%
Mastercard, Inc., Class A	81,429	20,702,509
Visa, Inc., Class A	84,129	13,833,331

		34,535,840

Finance-Investment Banker/Broker - 0.4%
TD Ameritrade Holding Corp.	56,249	2,957,572

Food-Meat Products - 1.1%
Tyson Foods, Inc., Class A	102,594	7,695,576

Food-Misc./Diversified - 0.8%
General Mills, Inc.	119,172	6,133,783

Hotels/Motels - 1.4%
Marriott International, Inc., Class A	74,532	10,167,655

Independent Power Producers - 0.9%
NRG Energy, Inc.	156,224	6,431,742

Insurance-Multi-line - 0.8%
MetLife, Inc.	117,854	5,436,605

Internet Application Software - 0.5%
Okta, Inc.†	31,451	3,271,848

Internet Content-Entertainment - 3.6%
Facebook, Inc., Class A†	133,485	25,815,999

Medical Instruments - 0.7%
Boston Scientific Corp.†	143,616	5,331,026

Medical Products - 0.3%
ABIOMED, Inc.†	8,546	2,370,746

Medical-Biomedical/Gene - 4.8%
Amgen, Inc.	14,242	2,553,875
Biogen, Inc.†	33,914	7,774,445
Celgene Corp.†	45,071	4,266,421

Illumina, Inc.†	30,643	9,560,616
Incyte Corp.†	9,646	740,813
Regeneron Pharmaceuticals, Inc.†	5,433	1,864,280
Vertex Pharmaceuticals, Inc.†	45,295	7,653,949

		34,414,399

Medical-Drugs - 2.4%
Bristol-Myers Squibb Co.	165,199	7,670,190
Eli Lilly & Co.	59,189	6,927,480
Johnson & Johnson	18,618	2,628,862

		17,226,532

Medical-HMO - 0.8%
Humana, Inc.	2,019	515,673
UnitedHealth Group, Inc.	23,417	5,457,800

		5,973,473

Medical-Hospitals - 1.2%
HCA Healthcare, Inc.	68,341	8,695,025

Medical-Wholesale Drug Distribution - 0.3%
McKesson Corp.	18,566	2,213,996

Networking Products - 1.2%
Cisco Systems, Inc.	150,777	8,435,973

Non-Hazardous Waste Disposal - 0.8%
Waste Management, Inc.	54,498	5,849,815

Oil Refining & Marketing - 0.6%
Marathon Petroleum Corp.	71,863	4,374,301

Pharmacy Services - 0.9%
Cigna Corp.	22,044	3,501,469
CVS Health Corp.	52,317	2,844,998

		6,346,467

Real Estate Investment Trusts - 2.0%
American Tower Corp.	25,436	4,967,651
Simon Property Group, Inc.	54,996	9,552,805

		14,520,456

Recreational Centers - 0.3%
Planet Fitness, Inc., Class A†	25,644	1,941,251

Recreational Vehicles - 0.3%
Brunswick Corp.	45,685	2,339,529

Retail-Apparel/Shoe - 0.7%
Lululemon Athletica, Inc.†	24,434	4,308,936
Ross Stores, Inc.	10,827	1,057,365

		5,366,301

Retail-Auto Parts - 0.9%
AutoZone, Inc.†	6,350	6,529,769

Retail-Building Products - 0.6%
Home Depot, Inc.	22,376	4,557,991

Retail-Discount - 1.0%
Costco Wholesale Corp.	28,827	7,077,893

Retail-Drug Store - 0.8%
Walgreens Boots Alliance, Inc.	113,862	6,099,587

Retail-Restaurants - 2.3%
Chipotle Mexican Grill, Inc.†	5,199	3,577,120
Starbucks Corp.	163,995	12,739,132

		16,316,252

Semiconductor Equipment - 0.3%
Lam Research Corp.	10,293	2,135,077

Tobacco - 1.6%
Altria Group, Inc.	71,195	3,868,024
Philip Morris International, Inc.	91,208	7,894,965

		11,762,989

Transport-Rail - 2.3%
Union Pacific Corp.	92,166	16,317,069

Transport-Services - 0.2%
Expeditors International of Washington, Inc.	14,706	1,167,951

Web Portals/ISP - 5.3%
Alphabet, Inc., Class A†	14,193	17,016,839
Alphabet, Inc., Class C†	17,665	20,994,499

		38,011,338

Total Long-Term Investment Securities (cost $590,532,562)		720,034,595

SHORT-TERM INVESTMENT SECURITIES - 0.3%
U.S. Government Agencies - 0.3%
Federal Home Loan Bank Disc. Notes 2.33% due 05/01/2019 (cost $2,358,000)	$2,358,000	2,358,000

TOTAL INVESTMENTS (cost $592,890,562)	100.1%	722,392,595
Liabilities in excess of other assets	(0.1)	(475,436)

NET ASSETS	100.0%	$721,917,159

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$720,034,595	$—	$—	$720,034,595
Short-Term Investment Securities	—	2,358,000	—	2,358,000

Total Investments at Value	$720,034,595	$2,358,000	$—	$722,392,595

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA MFS Massachusetts Investors Trust Port

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 99.5%
Aerospace/Defense-Equipment - 1.5%
United Technologies Corp.	112,736	$16,077,281

Applications Software - 2.5%
Microsoft Corp.	140,860	18,396,316
salesforce.com, Inc.†	48,510	8,021,128

		26,417,444

Athletic Footwear - 1.0%
NIKE, Inc., Class B	124,051	10,895,399

Banks-Commercial - 1.2%
BB&T Corp.	249,110	12,754,432

Beverages-Wine/Spirits - 2.4%
Diageo PLC	270,655	11,412,127
Pernod Ricard SA	80,043	13,946,744

		25,358,871

Cable/Satellite TV - 2.1%
Comcast Corp., Class A	509,930	22,197,253

Chemicals-Diversified - 1.0%
PPG Industries, Inc.	89,561	10,523,417

Coatings/Paint - 1.4%
Sherwin-Williams Co.	32,796	14,916,605

Computer Services - 5.9%
Accenture PLC, Class A	111,569	20,380,309
Amdocs, Ltd.	203,641	11,216,546
Cognizant Technology Solutions Corp., Class A	252,392	18,414,520
DXC Technology Co.	174,283	11,457,365

		61,468,740

Computers - 1.2%
Apple, Inc.	60,340	12,108,428

Consumer Products-Misc. - 0.8%
Kimberly-Clark Corp.	68,363	8,776,442

Containers-Metal/Glass - 1.2%
Crown Holdings, Inc.†	208,250	12,105,572

Cosmetics & Toiletries - 1.9%
Colgate-Palmolive Co.	187,792	13,669,380
Estee Lauder Cos., Inc., Class A	35,886	6,165,573

		19,834,953

Data Processing/Management - 2.1%
Fidelity National Information Services, Inc.	190,084	22,036,438

Diagnostic Equipment - 4.7%
Danaher Corp.	182,243	24,136,263
Thermo Fisher Scientific, Inc.	91,878	25,491,551

		49,627,814

Diversified Banking Institutions - 7.5%
Bank of America Corp.	820,693	25,096,792
Goldman Sachs Group, Inc.	65,879	13,565,804
JPMorgan Chase & Co.	262,928	30,512,794
Morgan Stanley	186,249	8,986,514

		78,161,904

Electric Products-Misc. - 1.2%
AMETEK, Inc.	138,434	12,205,726

Electric-Integrated - 0.5%
American Electric Power Co., Inc.	63,966	5,472,291

Electronic Components-Semiconductors - 1.5%
Texas Instruments, Inc.	136,039	16,029,475

Electronic Connectors - 1.0%
TE Connectivity, Ltd.	105,365	10,078,162

Electronic Forms - 1.4%
Adobe, Inc.†	50,739	14,676,256

Electronic Measurement Instruments - 0.9%
Fortive Corp.	109,084	9,418,313

Engineering/R&D Services - 0.4%
Fluor Corp.	110,839	4,403,633

Entertainment Software - 1.0%
Electronic Arts, Inc.†	112,101	10,610,360

Finance-Credit Card - 5.8%
Mastercard, Inc., Class A	100,887	25,649,511
Visa, Inc., Class A	210,941	34,685,028

		60,334,539

Finance-Investment Banker/Broker - 0.8%
TD Ameritrade Holding Corp.	167,307	8,797,002

Finance-Other Services - 1.5%
Nasdaq, Inc.	167,224	15,418,053

Food-Dairy Products - 1.4%
Danone SA	176,606	14,277,707

Food-Misc./Diversified - 1.7%
Mondelez International, Inc., Class A	351,749	17,886,437

Instruments-Controls - 2.0%
Honeywell International, Inc.	122,368	21,246,756

Insurance-Multi-line - 1.1%
Chubb, Ltd.	82,063	11,915,548

Internet Content-Entertainment - 1.7%
Facebook, Inc., Class A†	91,279	17,653,359

Medical Instruments - 2.3%
Medtronic PLC	267,312	23,739,979

Medical Products - 1.8%
Abbott Laboratories	136,648	10,871,715
Becton Dickinson and Co.	34,617	8,333,696

		19,205,411

Medical-Biomedical/Gene - 0.7%
Biogen, Inc.†	32,615	7,476,663

Medical-Drugs - 4.7%
Eli Lilly & Co.	102,493	11,995,781
Johnson & Johnson	191,232	27,001,958
Zoetis, Inc.	98,044	9,984,801

		48,982,540

Medical-Wholesale Drug Distribution - 0.8%
McKesson Corp.	69,907	8,336,410

Multimedia - 0.7%
Walt Disney Co.	51,130	7,003,276

Networking Products - 1.2%
Cisco Systems, Inc.	219,578	12,285,389

Oil Companies-Exploration & Production - 1.6%
EOG Resources, Inc.	173,911	16,704,152

Oil-Field Services - 1.7%
Core Laboratories NV	91,116	5,775,843
Schlumberger, Ltd.	274,243	11,704,691

		17,480,534

Pipelines - 1.5%
Enterprise Products Partners LP	553,666	15,851,458

Private Equity - 1.2%
Blackstone Group LP	311,961	12,309,981

Real Estate Investment Trusts - 2.7%
American Tower Corp.	145,933	28,500,715

Retail-Apparel/Shoe - 1.3%
Ross Stores, Inc.	144,051	14,068,021

Retail-Discount - 2.6%
Costco Wholesale Corp.	50,430	12,382,078
Dollar General Corp.	62,015	7,819,471
Dollar Tree, Inc.†	66,427	7,391,997

		27,593,546

Retail-Gardening Products - 1.4%
Tractor Supply Co.	144,794	14,986,179

Retail-Restaurants - 1.6%
Starbucks Corp.	212,462	16,504,048

Semiconductor Components-Integrated Circuits - 1.0%
Analog Devices, Inc.	92,065	10,701,636

Textile-Apparel - 1.2%
LVMH Moet Hennessy Louis Vuitton SE	33,086	12,952,993

Transport-Rail - 1.8%
Canadian National Railway Co.	200,160	18,570,845

Veterinary Diagnostics - 0.8%
Elanco Animal Health, Inc.†	280,860	8,847,090

Web Portals/ISP - 4.6%
Alphabet, Inc., Class A†	29,075	34,859,762
Alphabet, Inc., Class C†	11,582	13,764,975

		48,624,737

Total Long-Term Investment Securities (cost $721,896,842)		1,044,410,213

SHORT-TERM INVESTMENT SECURITIES - 0.4%
U.S. Government Agencies - 0.4%
Federal Home Loan Bank Disc. Notes 2.33% due 05/01/2019 (cost $4,372,000)	$4,372,000	4,372,000

TOTAL INVESTMENTS (cost $726,268,842)	99.9%	1,048,782,213
Other assets less liabilities	0.1	778,992

NET ASSETS	100.0%	$1,049,561,205

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,044,410,213	$—	$—	$1,044,410,213
Short-Term Investment Securities	—	4,372,000	—	4,372,000

Total Investments at Value	$1,044,410,213	$4,372,000	$—	$1,048,782,213

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 60.7%
Advertising Agencies - 0.4%
Omnicom Group, Inc.	22,686	$1,815,561

Aerospace/Defense - 1.0%
Boeing Co.	4,235	1,599,517
Lockheed Martin Corp.	5,296	1,765,316
Northrop Grumman Corp.	6,124	1,775,409

		5,140,242

Aerospace/Defense-Equipment - 0.8%
Harris Corp.	3,979	670,462
United Technologies Corp.	23,207	3,309,550

		3,980,012

Agricultural Chemicals - 0.3%
CF Industries Holdings, Inc.	38,411	1,720,045

Agricultural Operations - 0.3%
Archer-Daniels-Midland Co.	29,481	1,314,853

Airlines - 0.2%
Delta Air Lines, Inc.	13,493	786,507

Apparel Manufacturers - 0.0%
Hanesbrands, Inc.	11,305	204,281

Appliances - 0.2%
Whirlpool Corp.	8,625	1,197,322

Applications Software - 1.1%
Microsoft Corp.	40,520	5,291,912

Athletic Footwear - 0.2%
NIKE, Inc., Class B	10,756	944,699

Auto/Truck Parts & Equipment-Original - 0.7%
Allison Transmission Holdings, Inc.	4,003	187,581
Aptiv PLC	17,669	1,514,233
Lear Corp.	14,012	2,003,716

		3,705,530

Banks-Commercial - 0.3%
BB&T Corp.	24,902	1,274,982

Banks-Fiduciary - 0.8%
Bank of New York Mellon Corp.	50,131	2,489,505
State Street Corp.	24,809	1,678,577

		4,168,082

Banks-Super Regional - 2.0%
PNC Financial Services Group, Inc.	19,753	2,704,778
SunTrust Banks, Inc.	8,993	588,862
US Bancorp	66,032	3,520,826
Wells Fargo & Co.	70,039	3,390,588

		10,205,054

Beverages-Non-alcoholic - 0.2%
Coca-Cola European Partners PLC	11,723	628,236
PepsiCo, Inc.	4,449	569,694

		1,197,930

Beverages-Wine/Spirits - 0.5%
Diageo PLC	53,415	2,252,235

Brewery - 0.3%
Molson Coors Brewing Co., Class B	22,538	1,446,714

Building Products-Air & Heating - 0.7%
Johnson Controls International PLC	98,419	3,690,712

Cable/Satellite TV - 1.7%
Comcast Corp., Class A	190,787	8,304,958

Chemicals-Diversified - 1.1%
Celanese Corp.	8,278	893,113
Dow, Inc.†	3,866	219,318
DowDuPont, Inc.	18,947	728,512
PPG Industries, Inc.	32,835	3,858,113

		5,699,056

Chemicals-Specialty - 0.0%
Methanex Corp.	4,375	240,275

Coatings/Paint - 0.6%
Akzo Nobel NV	5,477	465,025
Axalta Coating Systems, Ltd.†	28,055	756,924
Sherwin-Williams Co.	4,108	1,868,442

		3,090,391

Commercial Services-Finance - 0.6%
Equifax, Inc.	10,835	1,364,668
Moody’s Corp.	4,427	870,437
Worldpay, Inc., Class A†	7,421	869,815

		3,104,920

Computer Data Security - 0.1%
Check Point Software Technologies, Ltd.†	5,511	665,508

Computer Services - 1.9%
Accenture PLC, Class A	26,823	4,899,758
Amdocs, Ltd.	19,367	1,066,734
Cognizant Technology Solutions Corp., Class A	7,079	516,484
DXC Technology Co.	42,465	2,791,649

		9,274,625

Computers - 0.4%
Apple, Inc.	8,812	1,768,304

Computers-Memory Devices - 0.1%
Seagate Technology PLC	8,204	396,417
Western Digital Corp.	5,598	286,170

		682,587

Consumer Products-Misc. - 0.4%
Kimberly-Clark Corp.	16,363	2,100,682

Containers-Metal/Glass - 0.1%
Crown Holdings, Inc.†	9,320	541,772

Cosmetics & Toiletries - 0.1%
Colgate-Palmolive Co.	3,071	223,538
Procter & Gamble Co.	2,007	213,705

		437,243

Data Processing/Management - 0.5%
Fidelity National Information Services, Inc.	10,863	1,259,348
Fiserv, Inc.†	14,900	1,299,876

		2,559,224

Diagnostic Equipment - 1.6%
Danaher Corp.	35,477	4,698,574
Thermo Fisher Scientific, Inc.	12,648	3,509,187

		8,207,761

Distribution/Wholesale - 0.0%
HD Supply Holdings, Inc.†	5,170	236,217

Diversified Banking Institutions - 5.0%
Bank of America Corp.	160,255	4,900,598
BNP Paribas SA	5,425	288,718

Citigroup, Inc.	81,771	5,781,210
Goldman Sachs Group, Inc.	15,022	3,093,330
JPMorgan Chase & Co.	84,273	9,779,881
Morgan Stanley	23,055	1,112,404
Sumitomo Mitsui Financial Group, Inc.	6,700	242,844

		25,198,985

Diversified Manufacturing Operations - 2.0%
3M Co.	10,108	1,915,567
Eaton Corp. PLC	49,873	4,130,482
Illinois Tool Works, Inc.	18,797	2,925,377
Ingersoll-Rand PLC	8,896	1,090,739

		10,062,165

E-Commerce/Products - 0.6%
Amazon.com, Inc.†	1,600	3,082,432

Electric-Distribution - 0.2%
Sempra Energy	5,993	766,804

Electric-Generation - 0.1%
Engie SA	34,228	506,942

Electric-Integrated - 2.3%
Duke Energy Corp.	27,939	2,545,802
Exelon Corp.	55,620	2,833,839
FirstEnergy Corp.	22,882	961,730
Public Service Enterprise Group, Inc.	14,662	874,588
Southern Co.	45,080	2,399,158
SSE PLC	52,149	778,286
WEC Energy Group, Inc.	7,855	616,068
Xcel Energy, Inc.	8,635	487,878

		11,497,349

Electronic Components-Semiconductors - 0.9%
Intel Corp.	18,927	966,034
Samsung Electronics Co., Ltd. (Preference Shares)	10,112	322,019
Texas Instruments, Inc.	28,482	3,356,034

		4,644,087

Electronic Forms - 0.6%
Adobe, Inc.†	11,195	3,238,154

Enterprise Software/Service - 0.2%
Oracle Corp.	18,108	1,001,916

Entertainment Software - 0.1%
Electronic Arts, Inc.†	5,499	520,480

Finance-Consumer Loans - 0.1%
Synchrony Financial	12,915	447,763

Finance-Credit Card - 0.4%
American Express Co.	6,847	802,674
Visa, Inc., Class A	5,854	962,573

		1,765,247

Finance-Investment Banker/Broker - 0.1%
Charles Schwab Corp.	11,774	539,014

Finance-Leasing Companies - 0.2%
ORIX Corp.	75,500	1,062,276

Finance-Other Services - 0.2%
Nasdaq, Inc.	12,537	1,155,911

Fisheries - 0.1%
Mowi ASA	22,794	493,796

Food-Catering - 0.1%
Aramark	19,034	591,577

Food-Confectionery - 0.1%
J.M. Smucker Co.	3,596	440,977

Food-Meat Products - 0.1%
Tyson Foods, Inc., Class A	7,369	552,749

Food-Misc./Diversified - 1.3%
Danone SA	12,861	1,039,747
General Mills, Inc.	34,355	1,768,252
Ingredion, Inc.	4,808	455,558
Mondelez International, Inc., Class A	12,795	650,626
Nestle SA	26,865	2,585,125

		6,499,308

Food-Retail - 0.1%
Kroger Co.	25,326	652,904

Food-Wholesale/Distribution - 0.1%
US Foods Holding Corp.†	14,792	540,648

Hotels/Motels - 0.1%
Marriott International, Inc., Class A	3,885	529,992

Instruments-Controls - 1.0%
Honeywell International, Inc.	27,942	4,851,569

Insurance Brokers - 0.8%
Aon PLC	22,050	3,972,087

Insurance-Life/Health - 0.5%
Prudential Financial, Inc.	22,180	2,344,648

Insurance-Multi-line - 1.7%
Chubb, Ltd.	27,453	3,986,175
MetLife, Inc.	75,192	3,468,607
Zurich Insurance Group AG	3,964	1,263,952

		8,718,734

Insurance-Property/Casualty - 0.7%
Samsung Fire & Marine Insurance Co., Ltd.	1,137	295,894
Tokio Marine Holdings, Inc.	5,500	277,453
Travelers Cos., Inc.	20,989	3,017,169

		3,590,516

Investment Management/Advisor Services - 0.7%
BlackRock, Inc.	4,034	1,957,458
Invesco, Ltd.	13,951	306,504
T. Rowe Price Group, Inc.	11,250	1,209,375

		3,473,337

Machinery-Electrical - 0.2%
Hitachi, Ltd.	15,100	502,919
Regal Beloit Corp.	3,216	273,617

		776,536

Machinery-Farming - 0.3%
AGCO Corp.	10,256	725,920
Deere & Co.	4,353	720,987

		1,446,907

Medical Instruments - 0.8%
Alcon, Inc.†	542	31,213
Medtronic PLC	45,974	4,082,951

		4,114,164

Medical Products - 0.8%
Abbott Laboratories	40,284	3,204,995
Zimmer Biomet Holdings, Inc.	6,960	857,194

		4,062,189

Medical-Biomedical/Gene - 0.1%
Biogen, Inc.†	3,204	734,485

Medical-Drugs - 4.2%
Bayer AG	15,360	1,022,297
Bristol-Myers Squibb Co.	43,573	2,023,095
Eli Lilly & Co.	22,821	2,670,970
Johnson & Johnson	42,355	5,980,526
Merck & Co., Inc.	14,154	1,114,061
Novartis AG	2,711	221,387
Pfizer, Inc.	156,392	6,351,079
Roche Holding AG	6,116	1,612,206

		20,995,621

Medical-Generic Drugs - 0.1%
Mylan NV†	12,732	343,637

Medical-HMO - 0.4%
Humana, Inc.	6,910	1,764,883

Medical-Hospitals - 0.5%
HCA Healthcare, Inc.	17,830	2,268,511

Medical-Wholesale Drug Distribution - 0.3%
AmerisourceBergen Corp.	8,372	625,891
McKesson Corp.	9,186	1,095,430

		1,721,321

Metal-Diversified - 0.3%
Rio Tinto PLC	21,800	1,269,275

Motorcycle/Motor Scooter - 0.0%
Harley-Davidson, Inc.	3,189	118,726

Networking Products - 0.8%
Cisco Systems, Inc.	68,870	3,853,276

Oil Companies-Exploration & Production - 0.9%
Anadarko Petroleum Corp.	8,891	647,709
EOG Resources, Inc.	15,869	1,524,218
Hess Corp.	11,436	733,276
Noble Energy, Inc.	17,415	471,250
Occidental Petroleum Corp.	5,770	339,738
Pioneer Natural Resources Co.	5,305	883,070

		4,599,261

Oil Companies-Integrated - 1.3%
BP PLC	213,710	1,557,809
Chevron Corp.	16,017	1,923,001
Eni SpA	64,057	1,093,358
Exxon Mobil Corp.	25,363	2,036,142

		6,610,310

Oil Refining & Marketing - 0.3%
Marathon Petroleum Corp.	11,365	691,787
Phillips 66	7,095	668,846

		1,360,633

Oil-Field Services - 0.3%
Schlumberger, Ltd.	36,357	1,551,717

Pharmacy Services - 0.5%
Cigna Corp.	15,276	2,426,440

Pipelines - 0.9%
Enterprise Products Partners LP	66,809	1,912,742
EQT Midstream Partners LP	7,499	344,954
Equitrans Midstream Corp.	52,801	1,099,845
MPLX LP	13,640	440,026
Plains GP Holdings LP, Class A	29,803	703,351

		4,500,918

Power Converter/Supply Equipment - 0.1%
Schneider Electric SE	3,278	277,437

Printing-Commercial - 0.1%
Transcontinental, Inc., Class A	24,725	297,136

Private Equity - 0.3%
Apollo Global Management LLC, Class A	10,052	328,600
Blackstone Group LP	26,080	1,029,117

		1,357,717

Real Estate Investment Trusts - 1.2%
Annaly Capital Management, Inc.	33,925	342,303
EPR Properties	12,883	1,015,953
Medical Properties Trust, Inc.	120,791	2,109,011
Public Storage	1,784	394,585
Simon Property Group, Inc.	4,422	768,101
STORE Capital Corp.	46,695	1,555,878

		6,185,831

Recreational Vehicles - 0.1%
Brunswick Corp.	6,650	340,547

Retail-Consumer Electronics - 0.1%
Best Buy Co., Inc.	5,036	374,729

Retail-Discount - 0.1%
Dollar Tree, Inc.†	6,266	697,280

Retail-Drug Store - 0.2%
Walgreens Boots Alliance, Inc.	18,719	1,002,777

Retail-Gardening Products - 0.1%
Tractor Supply Co.	5,365	555,277

Retail-Restaurants - 0.5%
Starbucks Corp.	32,520	2,526,154

Semiconductor Components-Integrated Circuits - 0.9%
Analog Devices, Inc.	7,283	846,576
Marvell Technology Group, Ltd.	27,528	688,750
Maxim Integrated Products, Inc.	13,732	823,920
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	44,580	1,953,496

		4,312,742

Soap & Cleaning Preparation - 0.2%
Reckitt Benckiser Group PLC	11,307	913,706

Telephone-Integrated - 0.4%
Verizon Communications, Inc.	33,816	1,933,937

Textile-Apparel - 0.2%
LVMH Moet Hennessy Louis Vuitton SE	2,074	811,960

Tobacco - 1.3%
Altria Group, Inc.	18,160	986,633
Japan Tobacco, Inc.	38,200	885,517
Philip Morris International, Inc.	54,481	4,715,875

		6,588,025

Tools-Hand Held - 0.3%
Stanley Black & Decker, Inc.	11,511	1,687,513

Transport-Rail - 1.3%
Canadian National Railway Co.	6,921	642,130
Union Pacific Corp.	32,400	5,736,096

		6,378,226

Transport-Services - 0.2%
United Parcel Service, Inc., Class B	10,948	1,162,897

Veterinary Diagnostics - 0.2%
Elanco Animal Health, Inc.†	32,393	1,020,379

Web Portals/ISP - 0.3%
Alphabet, Inc., Class A†	1,235	1,480,716

Total Common Stocks (cost $227,356,127)		304,416,359

CONVERTIBLE PREFERRED SECURITIES - 0.3%
Diagnostic Equipment - 0.1%
Danaher Corp. 4.75%	263	277,071

Electric-Distribution - 0.1%
CenterPoint Energy, Inc. 7.00%	21,930	1,167,553

Electric-Integrated - 0.1%
NextEra Energy, Inc. 6.12%	4,241	264,638

Total Convertible Preferred Securities (cost $1,639,024)		1,709,262

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.1%
Banks-Money Center - 0.1%
BBVA Bancomer SA 6.75% due 09/30/2022* (cost $548,171)	$510,000	554,008

ASSET BACKED SECURITIES - 3.6%
Diversified Financial Services - 3.6%
A Voce CLO, Ltd. FRS Series 2014-1A, Class A1R 3.76% (3 ML+1.16%) due 07/15/2026*(1)	538,016	537,989
ALM V, Ltd. FRS Series 2012-5A, Class A2R3 4.03% (3 ML+1.25%) due 10/18/2027*(1)	514,000	512,419
ALM VII, Ltd. FRS Series 2013-7R2A, Class A1B2 4.00% (3 ML+1.40%) due 10/15/2027*(1)	890,000	888,686
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	630,000	628,078
AREIT Trust FRS Series 2018-CRE2, Class A 3.46% (1 ML+0.98%) due 11/14/2035*(2)	$865,619	865,624
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A 3.45% due 03/20/2023*	770,000	779,366
Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class A 3.37% (1 ML+0.90%) due 09/15/2035*(2)	641,638	640,663
BANK Series 2019-BN17, Class A4 3.71% due 04/15/2052(2)	557,000	577,733
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 4.08% (1 ML+1.60%) due 12/28/2040*	247,993	227,536
BDS, Ltd. FRS Series 2018-FL2, Class B 3.87% (1 ML+1.14%) due 08/15/2035*(2)	843,000	843,260
Chesapeake Funding II LLC Series 2018-1A, Class A1 3.04% due 04/15/2030*	282,893	283,951
Chesapeake Funding II LLC FRS Series 2016-2A, Class A2 3.47% (3 ML+1.00%) due 06/15/2028*	165,324	165,581
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(2)	821,121	851,415
CSAIL Commercial Mtg. Trust Series 2015-C2, Class A4 3.50% due 06/15/2057(2)	467,518	478,914
Cutwater, Ltd. FRS Series 2015-1A, Class AR 3.82% (3 ML+1.22%) due 01/15/2029*(1)	890,000	888,053
Dryden 55 CLO, Ltd. FRS Series 2018-55A, Class A1 3.62% (3 ML+1.02%) due 04/15/2031*(1)	882,000	871,837
Dryden Senior Loan Fund FRS Series 2013-26A, Class AR 3.50% (3 ML+0.90%) due 04/15/2029*(1)	412,000	408,024
Figueroa CLO, Ltd. FRS Series 2014-1A, Class BR 4.10% (3 ML+1.50%) due 01/15/2027*(1)	270,000	269,184
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	347,000	346,919
Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31% due 04/15/2026*	268,000	267,388

FORT CRE LLC FRS Series 2018-1A, Class A1 3.48% (1 ML+1.35%) due 11/21/2035*	325,000	324,999
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036(3)	69,487	73,017
GS Mtg. Securities Corp. II Series 2015-GC30, Class A4 3.38% due 05/10/2050(2)	879,375	897,474
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(2)	635,131	641,189
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(2)	1,010,000	1,035,806
KREF, Ltd. FRS Series 2018-FL1, Class A 3.57% (1 ML+1.10%) due 06/15/2036*	433,500	433,617
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34, Class A4 3.54% due 11/15/2052(2)	324,355	332,300
Morgan Stanley Capital I Trust Series 2017-H1, Class A5 3.53% due 06/15/2050(2)	294,880	301,967
Mountain Hawk III CLO, Ltd. FRS Series 2014-3A, Class BR 4.40% (3 ML+1.80%) due 04/18/2025*(1)	905,390	904,951
Navistar Financial Dealer Note Master Owner Trust II FRS Series 2018-1, Class A 3.11% (1 ML+0.63%) due 09/25/2023*	528,000	529,114
Neuberger Berman CLO XX, Ltd. FRS Series 2015-20A, Class AR 3.40% (3 ML+0.80%) due 01/15/2028*(1)	385,000	382,732
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.32% due 12/25/2035(3)	118,784	115,498
Wells Fargo Commercial Mtg. Trust Series 2015-C28, Class A4 3.54% due 05/15/2048(2)	893,749	917,892

Total Asset Backed Securities (cost $18,269,208)		18,223,176

U.S. CORPORATE BONDS & NOTES - 9.1%
Aerospace/Defense-Equipment - 0.2%
L3 Technologies, Inc. Company Guar. Notes 3.85% due 06/15/2023	537,000	554,894
United Technologies Corp. Senior Notes 4.13% due 11/16/2028	350,000	365,114

		920,008

Apparel Manufacturers - 0.1%
Coach, Inc. Senior Notes 4.13% due 07/15/2027	357,000	345,941

Appliances - 0.1%
Whirlpool Corp. Senior Notes 4.75% due 02/26/2029	377,000	391,771

Applications Software - 0.1%
Microsoft Corp. Senior Notes 4.25% due 02/06/2047	458,000	501,524

Auto-Cars/Light Trucks - 0.3%
Daimler Finance North America LLC Company Guar. Notes 3.35% due 05/04/2021*	494,000	497,603
General Motors Co. Senior Notes 5.15% due 04/01/2038	146,000	140,428
General Motors Co. Senior Notes 6.75% due 04/01/2046	234,000	259,055
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	483,000	482,712
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 04/09/2025	220,000	224,391

		1,604,189

Auto/Truck Parts & Equipment-Original - 0.2%
Lear Corp. Senior Notes 3.80% due 09/15/2027	500,000	486,791
Lear Corp. Senior Notes 4.25% due 05/15/2029	300,000	297,803

		784,594

Banks-Super Regional - 0.1%
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	342,000	351,933

Beverages-Wine/Spirits - 0.1%
Constellation Brands, Inc. Company Guar. Notes 3.50% due 05/09/2027	665,000	653,270

Brewery - 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	464,000	641,065

Broadcast Services/Program - 0.1%
Fox Corp. Senior Notes 4.03% due 01/25/2024*	526,000	546,813

Building Products-Cement - 0.1%
CRH America Finance, Inc. Company Guar. Notes 4.50% due 04/04/2048*	223,000	210,975
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	182,000	175,244

		386,219

Building Products-Wood - 0.1%
Masco Corp. Senior Notes 4.38% due 04/01/2026	381,000	389,088

Cable/Satellite TV - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	449,000	475,808
Time Warner Entertainment Co. LP Senior Sec. Notes 8.38% due 07/15/2033	700,000	920,274

		1,396,082

Chemicals-Diversified - 0.1%
SASOL Financing USA LLC Company Guar. Notes 5.88% due 03/27/2024	313,000	332,148

Coatings/Paint - 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	250,000	247,979

Computers - 0.3%
Apple, Inc. Senior Notes 2.85% due 02/23/2023	740,000	744,763
Apple, Inc. Senior Notes 3.35% due 02/09/2027	250,000	254,585
Apple, Inc. Senior Notes 3.85% due 05/04/2043	228,000	226,849
Dell International LLC/EMC Corp. Senior Sec. Notes 4.90% due 10/01/2026*	369,000	377,958

		1,604,155

Consulting Services - 0.1%
Verisk Analytics, Inc. Senior Notes 4.13% due 03/15/2029	272,000	279,949

Data Processing/Management - 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046	131,000	129,733
Fidelity National Information Services, Inc. Senior Notes 4.75% due 05/15/2048	312,000	320,297

		450,030

Diagnostic Equipment - 0.2%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	527,000	511,552
Thermo Fisher Scientific, Inc. Senior Notes 3.20% due 08/15/2027	553,000	541,958

		1,053,510

Diversified Banking Institutions - 1.5%
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	334,000	332,637
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	363,000	363,307
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	357,000	360,235
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	800,000	836,415
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	898,000	940,982
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	325,000	327,423
JPMorgan Chase & Co. Senior Notes 3.20% due 01/25/2023	1,084,000	1,094,930
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	1,137,000	1,156,160

JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	246,000	238,644
Morgan Stanley Senior Notes 3.13% due 01/23/2023	74,000	74,289
Morgan Stanley Senior Notes 3.63% due 01/20/2027	1,047,000	1,057,039
Morgan Stanley Senior Notes 3.88% due 04/29/2024	338,000	349,627
Morgan Stanley Senior Notes 4.00% due 07/23/2025	248,000	257,835

		7,389,523

E-Commerce/Services - 0.2%
Priceline Group, Inc. Senior Notes 2.75% due 03/15/2023	855,000	853,293

Electric-Integrated - 0.4%
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	82,000	78,388
Exelon Corp. Senior Notes 3.40% due 04/15/2026	707,000	708,884
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	300,000	311,996
Midamerican Energy Holdings Co. Senior Notes 3.75% due 11/15/2023	410,000	425,162
PPL Capital Funding, Inc. Company Guar. Notes 3.40% due 06/01/2023	530,000	534,129
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	180,000	192,865

		2,251,424

Electric-Transmission - 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	495,000	591,704

Electronic Components-Semiconductors - 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.50% due 01/15/2028	618,000	569,586
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	220,000	209,935
Broadcom, Inc. Company Guar. Notes 4.25% due 04/15/2026*	315,000	311,365

		1,090,886

Finance-Credit Card - 0.2%
Capital One Financial Corp. Senior Notes 3.75% due 03/09/2027	515,000	510,638
Visa, Inc. Senior Notes 3.15% due 12/14/2025	617,000	626,070

		1,136,708

Finance-Investment Banker/Broker - 0.2%
Charles Schwab Corp. Senior Notes 3.20% due 01/25/2028	545,000	542,653
E*TRADE Financial Corp. Senior Notes 2.95% due 08/24/2022	180,000	179,840
E*TRADE Financial Corp. Senior Notes 3.80% due 08/24/2027	214,000	208,672
E*TRADE Financial Corp. Senior Notes 4.50% due 06/20/2028	220,000	224,880

		1,156,045

Finance-Other Services - 0.2%
Intercontinental Exchange, Inc. Company Guar. Notes 2.35% due 09/15/2022	304,000	299,119
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	188,000	188,178
Intercontinental Exchange, Inc. Company Guar. Notes 4.00% due 10/15/2023	519,000	542,293

		1,029,590

Food-Misc./Diversified - 0.0%
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038	97,000	99,893
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	145,000	150,781

		250,674

Gas-Distribution - 0.0%
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	110,000	128,743

Hotels/Motels - 0.1%
Marriott International, Inc. Senior Notes 4.00% due 04/15/2028	427,000	435,034

Insurance Brokers - 0.2%
Aon Corp. Company Guar. Notes 3.75% due 05/02/2029	342,000	341,689
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	188,000	204,232
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	570,000	592,114

		1,138,035

Insurance-Mutual - 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	297,000	308,801

Insurance-Property/Casualty - 0.0%
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	245,000	246,343

Investment Management/Advisor Services - 0.1%
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	487,000	511,601

Machinery-Farming - 0.1%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	422,000	431,269

Machinery-General Industrial - 0.1%
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	174,000	179,093
Wabtec Corp. Company Guar. Notes 4.95% due 09/15/2028	405,000	417,313

		596,406

Medical Instruments - 0.0%
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	139,000	141,868

Medical Labs & Testing Services - 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	133,000	133,696
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	431,000	419,590

		553,286

Medical Products - 0.4%
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	468,000	533,497
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	212,000	212,914
Becton Dickinson and Co. Senior Notes 4.67% due 06/06/2047	448,000	462,114
Zimmer Biomet Holdings, Inc. FRS Senior Notes 3.38% (3 ML + 0.75%) due 03/19/2021	193,000	192,388
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	603,000	601,328

		2,002,241

Medical-Hospitals - 0.1%
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	35,000	33,511
Northwell Healthcare, Inc. Sec. Notes 4.26% due 11/01/2047	279,000	279,263

		312,774

Metal-Diversified - 0.1%
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	427,000	436,202

Non-Hazardous Waste Disposal - 0.1%
Republic Services, Inc. Senior Notes 3.95% due 05/15/2028	277,000	289,206

Oil Companies-Integrated - 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 3.41% due 02/11/2026	558,000	568,300

Oil Refining & Marketing - 0.3%
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	529,000	534,987
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	357,000	358,525
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	563,000	591,538

		1,485,050

Pharmacy Services - 0.1%
Cigna Corp. Company Guar. Notes 4.13% due 11/15/2025*	516,000	533,350

Pipelines - 0.4%
Kinder Morgan Energy Partners LP Company Guar. Notes 4.15% due 02/01/2024	520,000	538,710
MPLX LP Senior Notes 4.50% due 04/15/2038	183,000	175,511
ONEOK, Inc. Company Guar. Notes 4.95% due 07/13/2047	542,000	540,985

Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	678,000	722,057

		1,977,263

Real Estate Investment Trusts - 0.3%
American Tower Corp. Senior Notes 3.00% due 06/15/2023	253,000	252,301
American Tower Corp. Senior Notes 3.60% due 01/15/2028	253,000	249,484
Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	633,000	627,185
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	360,000	379,728

		1,508,698

Rental Auto/Equipment - 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	479,000	625,119

Retail-Building Products - 0.1%
Home Depot, Inc. Senior Notes 3.90% due 06/15/2047	296,000	298,492

Retail-Consumer Electronics - 0.1%
Best Buy Co., Inc. Senior Notes 4.45% due 10/01/2028	502,000	511,969

Retail-Discount - 0.1%
Dollar Tree, Inc. Senior Notes 4.00% due 05/15/2025	213,000	217,223

Dollar Tree, Inc. Senior Notes 4.20% due 05/15/2028	93,000	93,659

		310,882

Shipbuilding - 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 3.48% due 12/01/2027	150,000	146,672

Telephone-Integrated - 0.2%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	523,000	524,757

AT&T, Inc. Senior Notes 5.45% due 03/01/2047	344,000	377,012

		901,769

Tobacco - 0.1%
Altria Group, Inc. Company Guar. Notes 4.40% due 02/14/2026	94,000	97,092
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	240,000	249,386

		346,478

Total U.S. Corporate Bonds & Notes (cost $43,459,972)		45,375,966

FOREIGN CORPORATE BONDS & NOTES - 2.1%
Banks-Commercial - 0.3%
ABN AMRO Bank NV Sub. Notes 4.80% due 04/18/2026*	400,000	419,917
Banco de Credito del Peru Senior Notes 5.38% due 09/16/2020	522,000	537,926
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 4.10% due 09/09/2023*	530,000	553,119

		1,510,962

Banks-Special Purpose - 0.2%
KFW Government Guar. Notes 4.88% due 06/17/2019	840,000	842,402

Commercial Services-Finance - 0.2%
Experian Finance PLC Company Guar. Notes 4.25% due 02/01/2029*	336,000	347,537
IHS Markit, Ltd. Senior Notes 3.63% due 05/01/2024	77,000	77,246
IHS Markit, Ltd. Company Guar. Notes 4.00% due 03/01/2026*	439,000	437,758
IHS Markit, Ltd. Senior Notes 4.25% due 05/01/2029	115,000	114,808

		977,349

Diversified Banking Institutions - 0.2%
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	694,000	700,343
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	500,000	503,046

		1,203,389

Electric-Distribution - 0.1%
State Grid Overseas Investment, Ltd. Company Guar. Notes 2.75% due 05/07/2019*	561,000	561,017

Electric-Integrated - 0.1%
Enel Finance International NV Company Guar. Notes 4.88% due 06/14/2029*	437,000	455,351

Finance-Leasing Companies - 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.65% due 07/21/2027	350,000	332,904
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	150,000	157,540

		490,444

Food-Dairy Products - 0.1%
Danone SA Senior Notes 2.95% due 11/02/2026*	694,000	669,514

Investment Companies - 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	1,110,000	1,096,284

Oil Companies-Integrated - 0.1%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	193,000	197,797
Eni SpA Senior Notes 4.75% due 09/12/2028*	418,000	437,229

		635,026

Paper & Related Products - 0.1%
Suzano Austria GmbH Company Guar. Notes 6.00% due 01/15/2029*	329,000	352,030

Pipelines - 0.2%
APT Pipelines, Ltd. Company Guar. Notes 4.20% due 03/23/2025*	774,000	794,697
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	58,000	58,945

		853,642

Soap & Cleaning Preparation - 0.2%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	219,000	214,678
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.63% due 09/21/2023*	650,000	667,048

		881,726

Transport-Equipment & Leasing - 0.0%
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	154,000	153,087

Total Foreign Corporate Bonds & Notes (cost $10,465,656)		10,682,223

U.S. GOVERNMENT AGENCIES - 11.9%
Federal Home Loan Mtg. Corp. - 4.3%
3.00% due 01/01/2038	493,610	493,150
3.00% due 03/01/2043	313,028	310,993
3.00% due 04/01/2043	707,855	703,252
3.00% due 05/01/2043	621,356	617,316
3.00% due 05/01/2046	302,992	300,834
3.00% due 10/01/2046	582,775	577,541
3.00% due 11/01/2046	772,868	765,926
3.00% due 12/01/2046	95,660	94,653
3.00% due 03/01/2048	416,308	411,604
3.50% due 11/01/2037	334,340	340,787
3.50% due 05/01/2038	115,251	117,259
3.50% due 02/01/2042	287,311	292,419
3.50% due 04/01/2042	197,788	201,794
3.50% due 12/01/2042	485,819	495,584
3.50% due 04/01/2043	140,589	143,414
3.50% due 07/01/2043	25,358	25,799
3.50% due 08/01/2043	298,608	303,567
3.50% due 12/01/2045	375,680	380,850
3.50% due 11/01/2046	247,186	250,281
3.50% due 12/01/2046	1,041,949	1,054,982
3.50% due 01/01/2047	868,999	879,836
4.00% due 08/01/2037	65,080	67,520
4.00% due 11/01/2040	358,443	371,253
4.00% due 01/01/2041	755,145	782,126
4.00% due 04/01/2044	235,170	242,630
4.00% due 08/01/2047	656,095	675,878
4.00% due 05/01/2049	975,000	1,002,209
4.50% due 08/01/2019	105	107
4.50% due 02/01/2020	790	807
4.50% due 08/01/2024	82,754	85,550
4.50% due 04/01/2035	19,541	20,772
4.50% due 07/01/2039	150,237	159,765
4.50% due 09/01/2039	66,570	70,790
4.50% due 10/01/2039	38,223	40,644
4.50% due 12/01/2039	58,241	61,941
4.50% due 05/01/2042	104,558	111,191
5.00% due 09/01/2033	80,178	86,180
5.00% due 03/01/2034	31,659	34,110
5.00% due 04/01/2034	14,163	15,218
5.00% due 08/01/2035	20,124	21,615
5.00% due 10/01/2035	45,871	49,281
5.00% due 11/01/2035	136,911	147,099
5.00% due 12/01/2036	24,957	26,818
5.00% due 07/01/2039	192,126	206,797
5.50% due 06/01/2019	52	52
5.50% due 12/01/2033	62,345	69,245
5.50% due 01/01/2034	82,473	90,507
5.50% due 04/01/2034	9,219	9,850
5.50% due 11/01/2034	9,315	10,202
5.50% due 05/01/2035	13,306	14,294
5.50% due 09/01/2035	17,115	18,494
5.50% due 10/01/2035	15,128	16,412
6.00% due 08/01/2019	1,075	1,077
6.00% due 09/01/2019	220	221
6.00% due 11/01/2019	890	891
6.00% due 05/01/2021	2,141	2,167
6.00% due 10/01/2021	15,691	15,924
6.00% due 04/01/2034	52,206	57,560

6.00% due 07/01/2034	39,148	43,348
6.00% due 08/01/2034	93,405	103,742
6.00% due 09/01/2034	4,878	5,284
6.00% due 07/01/2035	25,150	27,935
6.00% due 08/01/2035	22,367	24,861
6.00% due 11/01/2035	31,759	35,075
6.00% due 03/01/2036	10,187	11,035
6.00% due 07/01/2036	13,994	15,277
6.00% due 10/01/2036	24,597	27,244
6.00% due 01/01/2037	29,159	32,374
6.00% due 03/01/2037	7,945	8,606
6.00% due 05/01/2037	50,701	56,165
6.00% due 06/01/2037	22,221	24,670
6.50% due 05/01/2034	6,778	7,475
6.50% due 06/01/2034	33,037	36,606
6.50% due 08/01/2034	37,699	41,578
6.50% due 10/01/2034	23,343	26,689
6.50% due 11/01/2034	1,324	1,460
6.50% due 05/01/2037	35,329	40,241
6.50% due 07/01/2037	20,768	23,230
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K071, Class X1 0.42% due 11/25/2027(2)(5)	2,283,352	51,168
Series K712, Class A2 1.87% due 11/25/2019(2)	169,684	168,907
Series K503, Class A2 2.46% due 08/25/2019(2)	52,462	52,359
Series K026, Class A2 2.51% due 11/25/2022(2)	308,000	307,622
Series K042, Class A2 2.67% due 12/25/2024(2)	320,000	319,253
Series K055, Class A2 2.67% due 03/25/2026(2)	232,000	230,177
Series K718, Class A2 2.79% due 01/25/2022(2)	299,000	300,529
Series K028, Class A2 3.11% due 02/25/2023(2)	439,000	447,403
Series K066, Class A2 3.12% due 06/25/2027(2)	220,000	223,048
Series K052, Class A2 3.15% due 11/25/2025(2)	198,000	202,270
Series K041, Class A2 3.17% due 10/25/2024(2)	267,000	273,067
Series K064, Class A2 3.22% due 03/25/2027(2)	204,000	208,509
Series K068, Class A2 3.24% due 08/25/2027(2)	155,000	158,542
Series K071, Class A2 3.29% due 11/25/2027(2)	494,000	506,451
Series K062, Class A2 3.41% due 12/25/2026(2)	154,000	159,473
Series K076, Class A2 3.90% due 04/25/2028(2)	330,000	353,475
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K071, Class XAM 0.33% due 11/25/2027(2)(3)(5)	3,192,000	56,961
Series K070, Class XAM 0.37% due 12/25/2027(2)(3)(5)	1,984,000	42,840
Series K721, Class XAM 0.40% due 11/25/2024(2)(3)(5)	3,013,000	47,743
Series K069, Class XAM 0.41% due 09/25/2027(2)(3)(5)	2,042,000	48,631
Series K072, Class XAM 0.41% due 12/25/2027(2)(3)(5)	2,208,000	54,361
Series K728, Class XAM 0.43% due 08/25/2024(2)(3)(5)	2,996,000	54,653
Series K154, Class X1 0.45% due 11/25/2032(2)(3)(5)	1,755,792	54,866
Series K070, Class X1 0.46% due 11/25/2027(2)(3)(5)	2,063,043	52,942
Series K068, Class XAM 0.46% due 08/25/2027(2)(3)(5)	1,898,000	51,793
Series K729, Class X1 0.49% due 10/25/2024(2)(3)(5)	4,022,431	68,702
Series K072, Class X1 0.50% due 12/25/2027(2)(3)(5)	3,536,700	100,739
Series K069, Class X1 0.50% due 09/25/2027(2)(3)(5)	1,711,315	48,212
Series K728, Class X1 0.53% due 08/25/2024(2)(3)(5)	5,550,451	105,385
Series K068, Class X1 0.57% due 08/25/2027(2)(3)(5)	1,331,664	42,265
Series K727, Class XAM 0.63% due 07/25/2024(2)(3)(5)	2,786,000	72,656
Series K067, Class X1 0.71% due 07/25/2027(2)(3)(5)	2,370,553	98,885
Series K727, Class X1 0.74% due 07/25/2024(2)(3)(5)	1,009,634	27,043
Series K066, Class XAM 0.77% due 06/25/2027(2)(3)(5)	2,696,000	131,384
Series K066, Class X1 0.89% due 06/25/2027(2)(3)(5)	912,711	47,422
Series K726, Class X1 1.02% due 04/25/2024(2)(3)(5)	1,222,478	43,097
Series K033, Class A2 3.06% due 07/25/2023(2)(3)	135,000	137,347
Series K728, Class A2 3.06% due 08/25/2024(2)(3)	156,000	158,564
Series K069, Class A2 3.19% due 09/25/2027(2)(3)	148,000	150,760
Series K030, Class A2 3.25% due 04/25/2023(2)(3)	507,000	519,223
Series K063, Class A2 3.43% due 01/25/2027(2)(3)	151,200	156,742
Series K035, Class A2 3.46% due 08/25/2023(2)(3)	523,000	539,704
Series K075, Class A2 3.65% due 02/25/2028(2)(3)	177,000	186,260

Federal Home Loan Mtg. Corp. Multifamily Structured Pass-Through Certs. Series K049, Class A2 3.01% due 07/25/2025(2)	83,000	84,153
Series K029, Class A2 3.32% due 02/25/2023(2)	143,000	146,835
Federal Home Loan Mtg. Corp. REMIC
Series 4474, Class HJ 3.00% due 07/15/2039(4)	57,152	57,353
Series 3629, Class CZ 5.00% due 01/15/2040(4)	76,091	83,407

		21,375,114

Federal National Mtg. Assoc. - 5.0%
2.28% due 11/01/2026	95,708	92,793
2.41% due 05/01/2023	97,935	97,716
2.55% due 05/01/2023	89,648	89,906
2.59% due 05/01/2023	92,033	92,434
2.70% due 07/01/2025	75,000	74,942
3.00% due 12/01/2031	695,579	700,666
3.00% due 09/01/2032	569,690	572,762
3.00% due 03/01/2033	113,625	114,221
3.00% due 11/01/2033	49,352	49,611
3.00% due 07/01/2037	147,300	147,421
3.00% due 11/01/2037	288,347	288,048
3.00% due 09/01/2046	118,608	117,558
3.00% due 10/01/2046	473,585	469,282
3.00% due 11/01/2046	600,905	595,445
3.00% due May 15 TBA	300,000	301,506
3.50% due 04/01/2038	276,848	282,108
3.50% due 11/01/2041	25,961	26,401
3.50% due 01/01/2042	369,529	376,216
3.50% due 01/01/2043	129,302	131,495
3.50% due 04/01/2043	447,712	455,304
3.50% due 05/01/2043	572,119	581,712
3.50% due 07/01/2043	659,422	670,129
3.50% due 08/01/2043	220,101	223,831
3.50% due 09/01/2043	886,381	900,934
3.50% due 02/01/2045	651,367	663,922
3.50% due 09/01/2045	763,062	772,935
3.50% due 10/01/2045	513,659	522,629
3.50% due 01/01/2046	163,078	166,094
3.50% due 05/01/2046	239,085	242,693
3.50% due 07/01/2046	672,867	683,568
3.50% due 10/01/2046	208,293	210,770
3.50% due 12/01/2046	562,352	568,845
3.50% due 01/01/2047	86,744	87,685
4.00% due 09/01/2040	651,163	673,927
4.00% due 11/01/2040	149,940	155,190
4.00% due 12/01/2040	145,057	150,132
4.00% due 12/01/2040	209,025	216,343
4.00% due 02/01/2041	400,994	415,171
4.00% due 06/01/2041	392,860	406,537
4.00% due 11/01/2041	132,910	137,554
4.00% due 01/01/2042	900,891	932,413
4.00% due 04/01/2042	124,973	129,349
4.00% due 10/01/2042	106,497	110,226
4.00% due 12/01/2042	118,894	123,053
4.00% due 01/01/2043	132,766	137,407
4.00% due 04/01/2043	29,988	31,037
4.00% due 05/01/2043	384,508	398,935
4.00% due 06/01/2043	174,379	180,476
4.00% due 07/01/2043	158,427	163,687
4.00% due 04/01/2044	80,234	83,039
4.00% due 05/01/2044	293,465	303,718
4.00% due 11/01/2044	144,139	148,761
4.00% due 02/01/2045	233,937	243,639
4.00% due 06/01/2047	613,975	633,168
4.00% due May 30 TBA	125,000	128,276
4.50% due 04/01/2020	3,289	3,347
4.50% due 07/01/2020	885	900
4.50% due 08/01/2033	82,709	87,675
4.50% due 03/01/2034	256,239	272,139
4.50% due 01/01/2040	82,425	87,307
4.50% due 02/01/2041	169,632	179,752
4.50% due 04/01/2041	237,274	251,365
4.50% due 01/01/2043	175,885	186,291
4.50% due 04/01/2044	1,031,292	1,092,417
4.50% due 06/01/2044	114,712	121,512
4.50% due May 30 TBA	300,000	312,158
4.60% due 09/01/2019	76,102	76,351
5.00% due 07/01/2019	335	341
5.00% due 11/01/2019	2,534	2,583
5.00% due 03/01/2020	3,275	3,338
5.00% due 07/01/2020	1,690	1,722
5.00% due 08/01/2020	2,451	2,498
5.00% due 12/01/2020	5,180	5,280
5.00% due 03/01/2026	50,833	56,174
5.00% due 11/01/2033	44,463	47,706
5.00% due 03/01/2034	34,618	37,208
5.00% due 05/01/2034	14,148	15,179
5.00% due 08/01/2034	14,292	15,336
5.00% due 09/01/2034	39,357	42,227
5.00% due 06/01/2035	59,261	63,541
5.00% due 07/01/2035	129,624	139,003
5.00% due 08/01/2035	29,013	31,134
5.00% due 09/01/2035	21,118	22,666
5.00% due 10/01/2035	110,736	118,847
5.00% due 10/01/2039	37,726	40,199
5.00% due 11/01/2039	65,464	70,390
5.00% due 11/01/2040	41,588	44,588
5.00% due 01/01/2041	3,813	4,019
5.00% due 03/01/2041	28,306	30,446
5.50% due 07/01/2019	1,398	1,395
5.50% due 08/01/2019	186	186
5.50% due 09/01/2019	2,074	2,073
5.50% due 01/01/2021	6,529	6,582
5.50% due 03/01/2021	2,996	3,021
5.50% due 05/01/2022	6,190	6,313
5.50% due 02/01/2033	33,355	36,282
5.50% due 06/01/2033	53,458	58,701
5.50% due 07/01/2033	175,975	192,877
5.50% due 11/01/2033	58,056	63,705
5.50% due 12/01/2033	7,512	8,021
5.50% due 01/01/2034	47,670	51,457
5.50% due 02/01/2034	88,524	96,770
5.50% due 03/01/2034	17,352	19,052
5.50% due 04/01/2034	24,675	26,488
5.50% due 05/01/2034	118,368	130,182
5.50% due 06/01/2034	11,530	12,626
5.50% due 07/01/2034	130,829	143,164
5.50% due 09/01/2034	132,795	143,315

5.50% due 10/01/2034	236,403	258,015
5.50% due 11/01/2034	236,026	256,110
5.50% due 12/01/2034	110,634	121,610
5.50% due 01/01/2035	199,854	219,788
5.50% due 04/01/2035	25,152	27,661
5.50% due 09/01/2035	101,268	111,408
5.50% due 06/01/2036	40,810	43,552
5.50% due 03/01/2037	17,333	18,779
6.00% due 01/01/2021	5,862	5,915
6.00% due 05/01/2021	2,848	2,884
6.00% due 07/01/2021	11,124	11,255
6.00% due 04/01/2034	61,493	68,737
6.00% due 05/01/2034	33,420	36,131
6.00% due 06/01/2034	171,570	190,036
6.00% due 07/01/2034	75,783	84,214
6.00% due 08/01/2034	35,193	38,437
6.00% due 10/01/2034	96,410	106,362
6.00% due 11/01/2034	13,948	15,244
6.00% due 12/01/2034	4,067	4,397
6.00% due 08/01/2035	13,994	15,243
6.00% due 09/01/2035	37,377	41,802
6.00% due 10/01/2035	32,063	35,604
6.00% due 11/01/2035	5,163	5,585
6.00% due 12/01/2035	86,296	96,507
6.00% due 02/01/2036	73,391	80,218
6.00% due 03/01/2036	7,522	8,269
6.00% due 04/01/2036	21,897	24,360
6.00% due 06/01/2036	4,905	5,497
6.00% due 12/01/2036	15,560	17,345
6.00% due 07/01/2037	28,656	32,093
6.50% due 06/01/2031	19,679	22,192
6.50% due 07/01/2031	677	745
6.50% due 09/01/2031	14,924	16,432
6.50% due 07/01/2032	55,019	62,100
6.50% due 08/01/2032	34,946	39,628
6.50% due 01/01/2033	29,542	33,451
6.50% due 04/01/2034	8,315	9,496
6.50% due 06/01/2034	12,342	13,590
6.50% due 08/01/2034	23,360	25,721
6.50% due 05/01/2036	19,913	22,125
6.50% due 01/01/2037	7,292	8,028
6.50% due 02/01/2037	47,151	52,635
6.50% due 05/01/2037	18,484	20,352
6.50% due 07/01/2037	24,387	27,484
Federal National Mtg. Assoc. Multifamily REMIC Trust FRS Series 2015-M12, Class FA 2.82% (1 ML+0.34%) due 04/25/2020(2)	2,062	2,059
Federal National Mtg. Assoc. REMIC
Series 2013-53, Class CB 2.00% due 10/25/2040(4)	52,088	51,377
Series 2015-61, Class PA 2.00% due 05/25/2044(4)	105,893	103,712
Series 2016-2, Class PB 2.00% due 02/25/2046(4)	112,888	108,848
Series 2016-19, Class AD 2.00% due 04/25/2046(4)	87,186	83,859
Series 2014-7, Class VA 3.50% due 05/25/2025(4)	144,864	148,167
Series 2010-113, Class GB 4.00% due 10/25/2040(4)	59,382	61,898
Series 2005-18, Class EC 5.00% due 03/25/2025(4)	28,044	29,173
Federal National Mtg. Assoc. REMIC VRS Series 2017-M4, Class A2 2.68% due 12/25/2026(2)(3)	316,000	308,185

		24,975,784

Government National Mtg. Assoc. - 2.6%
3.00% due 11/20/2047	1,493,800	1,490,770
3.00% due 01/20/2048	2,710,941	2,705,304
3.00% due 03/20/2048	381,727	380,933
3.50% due 12/15/2041	199,473	203,818
3.50% due 02/15/2042	63,024	64,392
3.50% due 06/20/2043	362,439	369,748
3.50% due 07/20/2043	469,115	478,577
3.50% due 11/20/2047	472,863	481,079
3.50% due 03/20/2048	1,608,395	1,636,077
4.00% due 01/20/2041	439,329	456,380
4.00% due 02/20/2041	109,157	113,390
4.00% due 04/20/2041	84,278	87,556
4.00% due 02/20/2042	116,849	121,388
4.00% due May 30 TBA	1,425,000	1,467,416
4.50% due 07/20/2033	7,391	7,728
4.50% due 09/20/2033	51,327	53,687
4.50% due 12/20/2034	17,353	18,134
4.50% due 11/15/2039	126,195	132,869
4.50% due 03/15/2040	141,568	150,032
4.50% due 04/15/2040	153,894	162,067
4.50% due 06/15/2040	59,183	62,566
4.50% due 01/20/2041	104,258	109,644
4.50% due 01/20/2049	198,557	206,529
4.50% due April 30 TBA	875,000	907,249
5.00% due 07/20/2033	10,720	11,453
5.00% due 06/15/2034	54,324	58,289
5.00% due 10/15/2034	23,168	24,850
5.00% due May 30 TBA	250,000	260,864
5.50% due 11/15/2032	85,756	92,398
5.50% due 05/15/2033	207,698	229,520
5.50% due 12/15/2033	59,317	65,543
5.50% due 10/15/2035	1,316	1,414
6.00% due 09/15/2032	56,975	64,205
6.00% due 04/15/2033	80,561	90,792
6.00% due 02/15/2034	92,128	100,676
6.00% due 07/15/2034	31,533	35,502
6.00% due 09/15/2034	14,200	15,349
6.00% due 01/20/2035	15,737	17,837
6.00% due 02/20/2035	21,337	24,163
6.00% due 04/20/2035	13,405	15,196
6.00% due 01/15/2038	77,924	85,565

Government National Mtg. Assoc. REMIC Series 2013-169, Class KV 2.50% due 07/20/2032(4)	75,000	70,721
Government National Mtg. Assoc. REMIC VRS Series 2017-94, Class IO 0.66% due 02/16/2059(2)(3)(5)	1,443,223	85,466

		13,217,136

Small Business Administration - 0.0%
Series 2003-20G, Class 1 4.35% due 07/01/2023	7,389	7,576
Series 2004-20D, Class 1 4.77% due 04/01/2024	26,147	26,945
Series 2005-20C, Class 1 4.95% due 03/01/2025	69,472	71,879
Series 2004-20I, Class 1 4.99% due 09/01/2024	42,377	43,907
Series 2004-20E, Class 1 5.18% due 05/01/2024	45,389	46,964
Series 2004-20F, Class 1 5.52% due 06/01/2024	48,463	50,325

		247,596

Total U.S. Government Agencies (cost $59,558,364)		59,815,630

U.S. GOVERNMENT TREASURIES - 11.2%
United States Treasury Bonds - 3.4%
2.50% due 02/15/2045	4,616,000	4,259,702
2.88% due 05/15/2043	4,855,200	4,829,786
2.88% due 11/15/2046	2,075,000	2,053,358
3.00% due 02/15/2048	2,205,500	2,230,312
3.50% due 02/15/2039	501,000	558,008
4.50% due 08/15/2039	1,911,400	2,425,761
5.00% due 05/15/2037	16,000	21,288
6.25% due 08/15/2023	128,000	148,610
8.00% due 11/15/2021	318,000	362,570

		16,889,395

United States Treasury Notes - 7.8%
1.38% due 02/29/2020	497,000	492,710
1.75% due 11/30/2021	15,128,000	14,938,900
1.75% due 09/30/2022	566,000	556,692
2.50% due 08/15/2023	10,128,000	10,221,763
3.13% due 05/15/2021	7,914,000	8,046,003
3.50% due 05/15/2020	4,702,000	4,753,979

		39,010,047

Total U.S. Government Treasuries (cost $55,377,799)		55,899,442

MUNICIPAL BONDS & NOTES - 0.2%
New Jersey Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040 (cost $702,617)	675,000	1,012,811

Total Long-Term Investment Securities (cost $417,376,938)		497,688,877

SHORT-TERM INVESTMENT SECURITIES - 1.2%
U.S. Government Agencies - 1.2%
Federal Home Loan Bank Disc. Notes 2.33% due 05/01/2019 (cost $6,210,000)	6,210,000	6,210,000

TOTAL INVESTMENTS (cost $423,586,938)	100.4%	503,898,877
Liabilities in excess of other assets	(0.4)	(2,178,378)

NET ASSETS	100.0%	$501,720,499

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2019, the aggregate value of these securities was $24,435,418 representing 4.9% of net assets.

(1)	Collateralized Loan Obligation
(2)	Commercial Mortgage Backed Security
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Collateralized Mortgage Obligation
(5)	Interest Only

ADR - American Depositary Receipt

CLO - Collateralized Loan Obligation

REMIC - Real Estate Mortgage Investment Conduit

TBA -

Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current rates as of April 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1ML - 1 Month USD LIBOR

3ML - 3 Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$301,445,350	$2,971,009	**	$—	$304,416,359
Convertible Preferred Securities	1,709,262	—		—	1,709,262
Preferred Securities/Capital Securities	—	554,008		—	554,008
Asset Backed Securities	—	18,223,176		—	18,223,176
U.S. Corporate Bonds & Notes	—	45,375,966		—	45,375,966
Foreign Corporate Bonds & Notes	—	10,682,223		—	10,682,223
U.S. Government Agencies	—	59,815,630		—	59,815,630
U.S. Government Treasuries	—	55,899,442		—	55,899,442
Municipal Bonds & Notes	—	1,012,811		—	1,012,811
Short-Term Investment Securities	—	6,210,000		—	6,210,000

Total Investments at Value	$303,154,612	$200,744,265		$—	$503,898,877

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 94.3%
Aerospace/Defense - 0.7%
MSA Safety, Inc.	5,102	$560,761
Teledyne Technologies, Inc.†	5,269	1,309,399

		1,870,160

Airlines - 0.3%
JetBlue Airways Corp.†	44,602	827,367

Apparel Manufacturers - 0.5%
Carter’s, Inc.	6,624	701,548
Deckers Outdoor Corp.†	4,239	670,652

		1,372,200

Applications Software - 1.1%
CDK Global, Inc.	18,146	1,094,567
Covetrus, Inc.†	13,914	457,353
PTC, Inc.†	15,535	1,405,451

		2,957,371

Auction Houses/Art Dealers - 0.1%
Sotheby’s†	4,788	201,958

Auto/Truck Parts & Equipment-Original - 0.5%
Adient PLC	12,657	292,377
Dana, Inc.	20,861	406,789
Delphi Technologies PLC	12,876	284,946
Visteon Corp.†	4,110	271,342

		1,255,454

Banks-Commercial - 6.7%
Associated Banc-Corp.	23,912	542,563
BancorpSouth Bank	13,198	402,275
Bank of Hawaii Corp.	5,997	494,033
Bank OZK	17,589	574,281
Cathay General Bancorp	11,128	409,399
Chemical Financial Corp.	10,401	456,916
Commerce Bancshares, Inc.	14,362	867,896
Cullen/Frost Bankers, Inc.	9,166	932,091
East West Bancorp, Inc.	21,092	1,085,816
First Financial Bankshares, Inc.	9,868	607,079
First Horizon National Corp.	46,305	698,742
FNB Corp.	47,215	572,718
Fulton Financial Corp.	24,719	426,403
Hancock Whitney Corp.	12,468	545,350
Home BancShares, Inc.	22,582	433,349
International Bancshares Corp.	7,925	328,650
PacWest Bancorp	17,577	695,170
Pinnacle Financial Partners, Inc.	10,604	615,774
Prosperity Bancshares, Inc.	9,655	710,994
Signature Bank	8,017	1,058,805
Synovus Financial Corp.	23,156	853,530
TCF Financial Corp.	23,860	528,022
Texas Capital Bancshares, Inc.†	7,310	473,176
Trustmark Corp.	9,484	341,045
UMB Financial Corp.	6,424	448,781
Umpqua Holdings Corp.	32,063	556,614
United Bankshares, Inc.	14,857	582,989
Valley National Bancorp	48,305	506,236
Webster Financial Corp.	13,428	713,430
Wintrust Financial Corp.	8,222	626,516

		18,088,643

Batteries/Battery Systems - 0.3%
Energizer Holdings, Inc.	9,252	443,078
EnerSys	6,264	433,406

		876,484

Brewery - 0.1%
Boston Beer Co., Inc., Class A†	1,267	392,783

Building & Construction Products-Misc. - 0.4%
Louisiana-Pacific Corp.	17,961	449,923
Trex Co., Inc.†	8,565	593,298

		1,043,221

Building & Construction-Misc. - 0.3%
EMCOR Group, Inc.	8,148	685,573

Building Products-Air & Heating - 0.5%
Lennox International, Inc.	5,221	1,417,240

Building Products-Cement - 0.5%
Eagle Materials, Inc.	6,679	607,188
MDU Resources Group, Inc.	28,532	746,112

		1,353,300

Building-Heavy Construction - 0.4%
Arcosa, Inc.	1	31
Dycom Industries, Inc.†	4,575	226,874
Granite Construction, Inc.	6,793	304,938
MasTec, Inc.†	8,961	453,875

		985,718

Building-Mobile Home/Manufactured Housing - 0.2%
Thor Industries, Inc.	7,611	501,337

Building-Residential/Commercial - 1.1%
KB Home	12,313	319,030
NVR, Inc.†	495	1,560,477
Toll Brothers, Inc.	19,521	743,750
TRI Pointe Group, Inc.†	20,614	269,013

		2,892,270

Cable/Satellite TV - 0.3%
Cable One, Inc.	722	765,703

Casino Hotels - 0.4%
Boyd Gaming Corp.	11,626	334,596
Caesars Entertainment Corp.†	84,832	794,028

		1,128,624

Casino Services - 0.2%
Eldorado Resorts, Inc.†	9,464	467,238
Scientific Games Corp.†	8,054	186,289

		653,527

Chemicals-Diversified - 0.2%
Olin Corp.	23,992	520,386

Chemicals-Plastics - 0.1%
PolyOne Corp.	11,309	312,581

Chemicals-Specialty - 2.0%
Ashland Global Holdings, Inc.	9,111	733,709
Cabot Corp.	8,660	392,991
Chemours Co.	24,305	875,223
Ingevity Corp.†	6,056	696,501
Minerals Technologies, Inc.	5,126	321,759
NewMarket Corp.	1,269	532,447
Sensient Technologies Corp.	6,154	431,518
Valvoline, Inc.	27,379	506,511
Versum Materials, Inc.	15,876	828,410

		5,319,069

Coatings/Paint - 0.4%
RPM International, Inc.	19,155	1,161,751

Commercial Services - 0.6%
CoreLogic, Inc.†	11,654	473,269
Healthcare Services Group, Inc.	10,738	363,481
LiveRamp Holdings, Inc.†	9,928	579,100
Weight Watchers International, Inc.†	5,651	115,394

		1,531,244

Commercial Services-Finance - 1.5%
Green Dot Corp., Class A†	6,930	441,926
MarketAxess Holdings, Inc.	5,483	1,526,083
Sabre Corp.	40,073	831,916
WEX, Inc.†	6,272	1,319,002

		4,118,927

Computer Services - 1.5%
CACI International, Inc., Class A†	3,618	705,293
Leidos Holdings, Inc.	21,267	1,562,699
MAXIMUS, Inc.	9,283	683,693
Perspecta, Inc.	20,463	472,286
Science Applications International Corp.	7,405	555,005

		3,978,976

Computer Software - 0.5%
j2 Global, Inc.	6,740	590,559
Teradata Corp.†	17,068	776,082

		1,366,641

Computers-Integrated Systems - 0.3%
NCR Corp.†	17,307	501,037
NetScout Systems, Inc.†	10,192	299,645

		800,682

Computers-Other - 0.3%
Lumentum Holdings, Inc.†	11,073	686,194

Consumer Products-Misc. - 0.2%
Helen of Troy, Ltd.†	3,724	536,256

Containers-Metal/Glass - 0.3%
Greif, Inc., Class A	3,817	150,848
Owens-Illinois, Inc.	22,353	441,695
Silgan Holdings, Inc.	11,248	336,765

		929,308

Containers-Paper/Plastic - 0.6%
Bemis Co., Inc.	13,265	761,677
Sonoco Products Co.	14,538	916,766

		1,678,443

Cosmetics & Toiletries - 0.1%
Edgewell Personal Care Co.†	7,874	324,645

Data Processing/Management - 0.6%
CommVault Systems, Inc.†	5,610	295,086
Fair Isaac Corp.†	4,230	1,183,342

		1,478,428

Dental Supplies & Equipment - 0.1%
Patterson Cos., Inc.	12,020	262,517

Disposable Medical Products - 0.6%
STERIS PLC	12,308	1,612,102

Distribution/Wholesale - 0.7%
Pool Corp.	5,732	1,053,197
Watsco, Inc.	4,676	741,006

		1,794,203

Diversified Manufacturing Operations - 1.1%
Carlisle Cos., Inc.	8,334	1,178,594
Crane Co.	7,393	628,775
ITT, Inc.	12,717	770,014
Trinity Industries, Inc.	19,402	418,307

		2,995,690

E-Commerce/Services - 0.1%
Cars.com, Inc.†	9,022	187,748

Electric Products-Misc. - 0.3%
Littelfuse, Inc.	3,595	722,775

Electric-Integrated - 1.8%
ALLETE, Inc.	7,496	610,549
Black Hills Corp.	7,858	571,748
Hawaiian Electric Industries, Inc.	15,851	657,499
IDACORP, Inc.	7,331	725,916
NorthWestern Corp.	7,326	511,721
OGE Energy Corp.	29,062	1,230,485
PNM Resources, Inc.	11,590	538,240

		4,846,158

Electronic Components-Misc. - 0.9%
Gentex Corp.	37,719	868,668
Jabil, Inc.	20,486	618,882
nVent Electric PLC	23,466	655,875
Vishay Intertechnology, Inc.	19,239	381,125

		2,524,550

Electronic Components-Semiconductors - 1.2%
Cree, Inc.†	15,020	992,672
Monolithic Power Systems, Inc.	5,745	894,554
Semtech Corp.†	9,576	515,859
Silicon Laboratories, Inc.†	6,270	675,028
Synaptics, Inc.†	5,006	188,576

		3,266,689

Electronic Measurement Instruments - 0.8%
National Instruments Corp.	16,355	770,320
Trimble, Inc.†	36,596	1,493,849

		2,264,169

Electronic Parts Distribution - 1.1%
Arrow Electronics, Inc.†	12,356	1,044,206
Avnet, Inc.	15,777	766,920
SYNNEX Corp.	6,036	651,164
Tech Data Corp.†	5,430	578,892

		3,041,182

Electronic Security Devices - 0.2%
Resideo Technologies, Inc.†	17,892	406,148

Energy-Alternate Sources - 0.3%
First Solar, Inc.†	10,989	676,153

Engineering/R&D Services - 0.5%
AECOM†	22,713	769,971
KBR, Inc.	20,518	455,910

		1,225,881

Enterprise Software/Service - 1.5%
Blackbaud, Inc.	7,067	560,342
Manhattan Associates, Inc.†	9,460	638,077
Tyler Technologies, Inc.†	5,572	1,292,203
Ultimate Software Group, Inc.†	4,610	1,524,296

		4,014,918

Filtration/Separation Products - 0.4%
Donaldson Co., Inc.	18,609	996,326

Finance-Consumer Loans - 0.4%
Navient Corp.	31,663	427,767
SLM Corp.	63,557	645,739

		1,073,506

Finance-Investment Banker/Broker - 0.4%
Evercore, Inc., Class A	5,965	581,170
Interactive Brokers Group, Inc., Class A	10,925	592,572

		1,173,742

Finance-Mortgage Loan/Banker - 0.2%
LendingTree, Inc.†	1,083	416,760

Finance-Other Services - 0.5%
Deluxe Corp.	6,355	284,196
SEI Investments Co.	18,785	1,022,843

		1,307,039

Food-Baking - 0.2%
Flowers Foods, Inc.	26,697	580,393

Food-Confectionery - 0.0%
Tootsie Roll Industries, Inc.	2,773	107,676

Food-Misc./Diversified - 1.2%
Hain Celestial Group, Inc.†	13,029	284,293
Ingredion, Inc.	9,700	919,075
Lancaster Colony Corp.	2,842	422,634
Post Holdings, Inc.†	9,675	1,091,146
TreeHouse Foods, Inc.†	8,147	545,686

		3,262,834

Food-Retail - 0.1%
Sprouts Farmers Market, Inc.†	18,060	386,845

Footwear & Related Apparel - 0.2%
Skechers U.S.A., Inc., Class A†	19,419	614,806

Funeral Services & Related Items - 0.4%
Service Corp. International	26,380	1,097,672

Garden Products - 0.6%
Scotts Miracle-Gro Co.	5,718	486,144
Toro Co.	15,443	1,129,656

		1,615,800

Gas-Distribution - 1.8%
National Fuel Gas Co.	12,554	743,322
New Jersey Resources Corp.	12,917	646,883
ONE Gas, Inc.	7,650	677,178
Southwest Gas Holdings, Inc.	7,723	642,476
Spire, Inc.	7,383	621,575
UGI Corp.	25,295	1,378,831

		4,710,265

Gold Mining - 0.3%
Royal Gold, Inc.	9,533	829,943

Hazardous Waste Disposal - 0.5%
Clean Harbors, Inc.†	7,396	562,096
Stericycle, Inc.†	12,406	724,386

		1,286,482

Health Care Cost Containment - 0.2%
HealthEquity, Inc.†	7,898	535,090

Home Furnishings - 0.2%
Tempur Sealy International, Inc.†	6,678	410,029

Hotels/Motels - 0.5%
Wyndham Destinations, Inc.	13,745	598,732
Wyndham Hotels & Resorts, Inc.	14,243	793,620

		1,392,352

Housewares - 0.1%
Tupperware Brands Corp.	7,081	168,528

Human Resources - 0.7%
ASGN, Inc.†	7,662	483,013
Insperity, Inc.	5,421	648,135
ManpowerGroup, Inc.	8,786	843,807

		1,974,955

Industrial Automated/Robotic - 0.5%
Cognex Corp.	24,857	1,253,539

Instruments-Controls - 0.3%
Woodward, Inc.	8,130	885,357

Insurance Brokers - 0.4%
Brown & Brown, Inc.	33,779	1,072,483

Insurance-Life/Health - 0.5%
Brighthouse Financial, Inc.†	3,688	154,121
CNO Financial Group, Inc.	23,385	387,022
Primerica, Inc.	6,196	807,277

		1,348,420

Insurance-Multi-line - 1.1%
American Financial Group, Inc.	10,266	1,062,839
Genworth Financial, Inc., Class A†	72,862	276,147
Kemper Corp.	8,857	796,067
Old Republic International Corp.	41,412	925,972

		3,061,025

Insurance-Property/Casualty - 1.7%
Alleghany Corp.†	2,105	1,382,732
First American Financial Corp.	16,220	925,513
Hanover Insurance Group, Inc.	5,904	712,082
Mercury General Corp.	3,946	212,216
WR Berkley Corp.	21,037	1,289,568

		4,522,111

Insurance-Reinsurance - 0.9%
Reinsurance Group of America, Inc.	9,140	1,384,801
RenaissanceRe Holdings, Ltd.	6,141	954,066

		2,338,867

Internet Content-Information/News - 0.2%
Yelp, Inc.†	10,980	439,859

Investment Management/Advisor Services - 1.0%
Eaton Vance Corp.	16,757	696,588
Federated Investors, Inc., Class B	13,933	428,161
Janus Henderson Group PLC	24,006	601,830
Legg Mason, Inc.	12,446	416,319
Stifel Financial Corp.	10,459	624,089

		2,766,987

Lasers-System/Components - 0.2%
Coherent, Inc.†	3,540	523,955

Lighting Products & Systems - 0.7%
Acuity Brands, Inc.	5,804	849,299
Universal Display Corp.	6,169	984,573

		1,833,872

Machine Tools & Related Products - 0.6%
Colfax Corp.†	13,830	417,251
Kennametal, Inc.	11,965	486,976
Lincoln Electric Holdings, Inc.	9,201	802,971

		1,707,198

Machinery-Construction & Mining - 0.4%
Oshkosh Corp.	10,192	841,757
Terex Corp.	9,014	300,437

		1,142,194

Machinery-Electrical - 0.2%
Regal Beloit Corp.	6,226	529,708

Machinery-Farming - 0.2%
AGCO Corp.	9,352	661,935

Machinery-General Industrial - 1.1%
IDEX Corp.	11,028	1,727,646
Nordson Corp.	7,507	1,095,647

		2,823,293

Machinery-Pumps - 0.7%
Curtiss-Wright Corp.	6,226	709,390
Graco, Inc.	24,052	1,232,665

		1,942,055

Medical Information Systems - 0.4%
Allscripts Healthcare Solutions, Inc.†	24,930	246,059
Medidata Solutions, Inc.†	9,062	818,661

		1,064,720

Medical Instruments - 1.1%
Bio-Techne Corp.	5,495	1,124,222
Cantel Medical Corp.	5,281	364,072
Integra LifeSciences Holdings Corp.†	10,293	537,191
LivaNova PLC†	7,084	488,017
NuVasive, Inc.†	7,513	455,288

		2,968,790

Medical Labs & Testing Services - 1.0%
Catalent, Inc.†	21,190	949,736
Charles River Laboratories International, Inc.†	7,017	985,678
MEDNAX, Inc.†	12,793	357,820
Syneos Health, Inc.†	8,862	415,894

		2,709,128

Medical Products - 1.7%
Avanos Medical, Inc.†	6,905	289,665
Globus Medical, Inc., Class A†	11,079	499,552
Haemonetics Corp.†	7,422	647,792
Hill-Rom Holdings, Inc.	9,700	983,774
ICU Medical, Inc.†	2,416	549,640
Inogen, Inc.†	2,603	227,242
West Pharmaceutical Services, Inc.	10,794	1,336,189

		4,533,854

Medical-Biomedical/Gene - 1.0%
Bio-Rad Laboratories, Inc., Class A†	2,930	881,725
Exelixis, Inc.†	43,670	858,552
Ligand Pharmaceuticals, Inc.†	2,975	374,404
United Therapeutics Corp.†	6,362	652,550

		2,767,231

Medical-Drugs - 0.5%
Mallinckrodt PLC†	12,150	187,839
PRA Health Sciences, Inc.†	8,582	830,909
Prestige Consumer Healthcare, Inc.†	7,537	221,739

		1,240,487

Medical-HMO - 0.4%
Molina Healthcare, Inc.†	9,088	1,178,077

Medical-Hospitals - 0.3%
Acadia Healthcare Co., Inc.†	12,871	412,129
Tenet Healthcare Corp.†	12,100	264,990

		677,119

Medical-Outpatient/Home Medical - 0.5%
Amedisys, Inc.†	4,238	541,701
Chemed Corp.	2,323	759,110

		1,300,811

Metal Processors & Fabrication - 0.2%
Timken Co.	9,922	475,760

Metal Products-Distribution - 0.1%
Worthington Industries, Inc.	5,713	229,263

Miscellaneous Manufacturing - 0.4%
AptarGroup, Inc.	9,157	1,018,625

Multilevel Direct Selling - 0.2%
Nu Skin Enterprises, Inc., Class A	8,055	409,758

Multimedia - 0.6%
FactSet Research Systems, Inc.	5,535	1,526,940

Networking Products - 0.2%
LogMeIn, Inc.	7,397	609,513

Office Automation & Equipment - 0.6%
Zebra Technologies Corp., Class A†	7,838	1,654,915

Office Furnishings-Original - 0.2%
Herman Miller, Inc.	8,570	332,687
HNI Corp.	6,328	232,301

		564,988

Oil & Gas Drilling - 0.4%
Ensco Rowan PLC, Class A	28,638	400,073
Transocean, Ltd.†	73,676	579,093

		979,166

Oil Companies-Exploration & Production - 1.5%
Callon Petroleum Co.†	33,157	249,009
Chesapeake Energy Corp.†	151,951	442,177
CNX Resources Corp.†	28,859	258,577
EQT Corp.	37,069	758,061
Matador Resources Co.†	15,072	296,768
Oasis Petroleum, Inc.†	39,330	239,913
QEP Resources, Inc.†	34,392	258,628
Range Resources Corp.	30,212	273,116
SM Energy Co.	15,025	239,348
Southwestern Energy Co.†	78,764	311,118
WPX Energy, Inc.†	57,509	798,800

		4,125,515

Oil Companies-Integrated - 0.2%
Murphy Oil Corp.	23,670	644,771

Oil Refining & Marketing - 0.4%
Murphy USA, Inc.†	4,366	373,162
PBF Energy, Inc., Class A	17,438	585,568

		958,730

Oil-Field Services - 0.7%
Apergy Corp.†	11,255	446,711
Core Laboratories NV	6,448	408,739
McDermott International, Inc.†	26,307	212,824
NOW, Inc.†	15,778	230,674
Oceaneering International, Inc.†	14,381	276,115
Patterson-UTI Energy, Inc.	31,087	422,472

		1,997,535

Paper & Related Products - 0.2%
Domtar Corp.	9,156	447,728

Patient Monitoring Equipment - 0.3%
Masimo Corp.†	7,118	926,408

Physical Therapy/Rehabilitation Centers - 0.3%
Encompass Health Corp.	14,368	926,018

Pipelines - 0.2%
Equitrans Midstream Corp.	29,598	616,526

Poultry - 0.2%
Sanderson Farms, Inc.	2,837	430,174

Power Converter/Supply Equipment - 0.4%
Hubbell, Inc.	7,945	1,013,782

Publishing-Books - 0.1%
John Wiley & Sons, Inc., Class A	6,582	303,957

Publishing-Newspapers - 0.3%
New York Times Co., Class A	20,661	684,912

Publishing-Periodicals - 0.1%
Meredith Corp.	5,817	343,203

Quarrying - 0.1%
Compass Minerals International, Inc.	4,929	282,875

Racetracks - 0.4%
Churchill Downs, Inc.	5,158	520,184
International Speedway Corp., Class A	3,460	152,655
Penn National Gaming, Inc.†	15,471	335,257

		1,008,096

Real Estate Investment Trusts - 8.8%
Alexander & Baldwin, Inc.	9,860	232,893
American Campus Communities, Inc.	19,939	941,121
Brixmor Property Group, Inc.	43,453	776,940
Camden Property Trust	14,061	1,415,240
CoreCivic, Inc.	17,269	359,368
CoreSite Realty Corp.	5,341	584,359
Corporate Office Properties Trust	16,044	447,307
Cousins Properties, Inc.	61,168	585,378
CyrusOne, Inc.	15,752	877,229
Douglas Emmett, Inc.	23,530	969,201
EPR Properties	10,899	859,495
First Industrial Realty Trust, Inc.	18,420	649,673
GEO Group, Inc.	17,566	351,671
Healthcare Realty Trust, Inc.	18,231	562,973
Highwoods Properties, Inc.	15,068	671,731
Hospitality Properties Trust	23,927	622,102
JBG SMITH Properties	16,054	683,098
Kilroy Realty Corp.	14,691	1,129,885
Lamar Advertising Co., Class A	12,392	1,024,447
Liberty Property Trust	21,528	1,068,650
Life Storage, Inc.	6,785	646,543
Mack-Cali Realty Corp.	13,142	305,946
Medical Properties Trust, Inc.	55,449	968,139
National Retail Properties, Inc.	23,516	1,237,412
Omega Healthcare Investors, Inc.	29,716	1,051,649
Pebblebrook Hotel Trust	18,991	618,347
PotlatchDeltic Corp.	9,875	381,767
PS Business Parks, Inc.	2,906	446,420
Rayonier, Inc.	18,841	598,955
Sabra Health Care REIT, Inc.	25,947	507,523
Senior Housing Properties Trust	34,591	277,766
Tanger Factory Outlet Centers, Inc.	13,669	246,862
Taubman Centers, Inc.	8,894	438,474
Uniti Group, Inc.	26,043	286,212
Urban Edge Properties	17,475	324,511
Weingarten Realty Investors	17,406	503,730

		23,653,017

Real Estate Management/Services - 0.5%
Jones Lang LaSalle, Inc.	6,638	1,026,036
Realogy Holdings Corp.	16,513	214,999

		1,241,035

Recreational Vehicles - 0.5%
Brunswick Corp.	12,663	648,472
Polaris Industries, Inc.	8,338	803,783

		1,452,255

Rental Auto/Equipment - 0.3%
Aaron’s, Inc.	9,778	544,537
Avis Budget Group, Inc.†	9,261	329,228

		873,765

Resorts/Theme Parks - 0.4%
Marriott Vacations Worldwide Corp.	5,723	604,520
Six Flags Entertainment Corp.	10,398	552,030

		1,156,550

Retail-Apparel/Shoe - 0.3%
American Eagle Outfitters, Inc.	24,388	579,946
Urban Outfitters, Inc.†	10,964	325,960

		905,906

Retail-Arts & Crafts - 0.1%
Michaels Cos., Inc.†	13,079	147,008

Retail-Automobile - 0.1%
AutoNation, Inc.†	8,387	351,667

Retail-Bedding - 0.1%
Bed Bath & Beyond, Inc.	20,003	334,250

Retail-Catalog Shopping - 0.2%
MSC Industrial Direct Co., Inc., Class A	6,569	549,497

Retail-Convenience Store - 0.3%
Casey’s General Stores, Inc.	5,326	704,896

Retail-Discount - 0.3%
Ollie’s Bargain Outlet Holdings, Inc.†	7,503	717,587

Retail-Jewelry - 0.1%
Signet Jewelers, Ltd.	7,553	175,079

Retail-Mail Order - 0.3%
Williams-Sonoma, Inc.	11,663	666,774

Retail-Misc./Diversified - 0.6%
Five Below, Inc.†	8,113	1,187,662
Sally Beauty Holdings, Inc.†	17,541	310,476

		1,498,138

Retail-Petroleum Products - 0.1%
World Fuel Services Corp.	9,774	301,528

Retail-Regional Department Stores - 0.1%
Dillard’s, Inc., Class A	2,689	184,062

Retail-Restaurants - 1.9%
Brinker International, Inc.	5,456	233,353
Cheesecake Factory, Inc.	6,069	301,144
Cracker Barrel Old Country Store, Inc.	3,498	590,252
Domino’s Pizza, Inc.	5,972	1,615,904
Dunkin’ Brands Group, Inc.	12,024	897,351
Jack in the Box, Inc.	3,755	289,510
Papa John’s International, Inc.	3,275	167,549
Texas Roadhouse, Inc.	9,701	523,951
Wendy’s Co.	26,465	492,514

		5,111,528

Retail-Sporting Goods - 0.1%
Dick’s Sporting Goods, Inc.	10,733	397,121

Rubber-Tires - 0.2%
Goodyear Tire & Rubber Co.	33,786	649,029

Savings & Loans/Thrifts - 0.7%
New York Community Bancorp, Inc.	67,999	790,829
Sterling Bancorp	30,950	662,949
Washington Federal, Inc.	11,802	391,118

		1,844,896

Schools - 0.3%
Adtalem Global Education, Inc.†	8,407	414,633
Graham Holdings Co., Class B	634	471,335

		885,968

Security Services - 0.2%
Brink’s Co.	7,224	577,414

Semiconductor Components-Integrated Circuits - 0.5%
Cirrus Logic, Inc.†	8,605	409,426
Cypress Semiconductor Corp.	52,946	909,612

		1,319,038

Semiconductor Equipment - 0.7%
MKS Instruments, Inc.	7,886	717,705
Teradyne, Inc.	25,264	1,237,936

		1,955,641

Steel Pipe & Tube - 0.2%
Valmont Industries, Inc.	3,193	430,544

Steel-Producers - 1.1%
Carpenter Technology Corp.	6,894	342,425
Commercial Metals Co.	17,116	295,936
Reliance Steel & Aluminum Co.	9,760	897,529
Steel Dynamics, Inc.	33,401	1,058,144
United States Steel Corp.	25,205	393,198

		2,987,232

Steel-Specialty - 0.2%
Allegheny Technologies, Inc.†	18,288	455,737

Telecom Equipment-Fiber Optics - 0.3%
Ciena Corp.†	20,928	802,798

Telecommunication Equipment - 0.1%
Plantronics, Inc.	4,767	245,405

Telephone-Integrated - 0.2%
Telephone & Data Systems, Inc.	13,642	434,907

Television - 0.5%
AMC Networks, Inc., Class A†	6,508	380,132
TEGNA, Inc.	31,400	499,888
World Wrestling Entertainment, Inc., Class A	6,364	533,622

		1,413,642

Theaters - 0.7%
Cinemark Holdings, Inc.	15,498	651,691
Live Nation Entertainment, Inc.†	20,123	1,314,837

		1,966,528

Transactional Software - 0.2%
ACI Worldwide, Inc.†	16,899	600,252

Transport-Equipment & Leasing - 0.2%
GATX Corp.	5,325	410,717

Transport-Marine - 0.2%
Kirby Corp.†	7,841	640,767

Transport-Rail - 0.3%
Genesee & Wyoming, Inc., Class A†	8,190	726,044

Transport-Services - 0.2%
Ryder System, Inc.	7,729	486,927

Transport-Truck - 1.5%
Knight-Swift Transportation Holdings, Inc.	18,125	604,469
Landstar System, Inc.	5,837	636,000
Old Dominion Freight Line, Inc.	9,446	1,410,099
Werner Enterprises, Inc.	6,359	213,026
XPO Logistics, Inc.†	15,888	1,081,655

		3,945,249

Water - 0.4%
Aqua America, Inc.	30,649	1,197,150

Wire & Cable Products - 0.1%
Belden, Inc.	5,733	318,468

Wireless Equipment - 0.4%
InterDigital, Inc.	4,746	310,341
ViaSat, Inc.†	8,272	751,263

		1,061,604

Total Common Stocks (cost $238,213,663)		253,044,243

Exchange-Traded Funds - 1.8%
SPDR S&P MidCap 400 ETF Trust (cost $4,757,854)	13,600	4,883,760

Total Long-Term Investment Securities (cost $242,971,517)		257,928,003

SHORT-TERM INVESTMENT SECURITIES - 0.7%
U.S. Government Treasuries - 0.7%
United States Treasury Bill
2.38% due 05/28/2019(1)	$100,000	99,821
2.38% due 06/20/2019(1)	50,000	49,835
2.40% due 05/16/2019(1)	100,000	99,900
2.40% due 06/20/2019(1)	100,000	99,670
2.40% due 07/11/2019(1)	520,000	517,564
2.41% due 05/09/2019(1)	100,000	99,947
2.45% due 05/23/2019(1)	100,000	99,855
2.45% due 09/05/2019(1)	50,000	49,582
2.49% due 07/18/2019(1)	450,000	447,686
2.50% due 07/18/2019(1)	315,000	313,380
2.54% due 08/15/2019(1)	70,000	69,509

Total Short-Term Investment Securities (cost $1,946,474)		1,946,749

Repurchase Agreements - 3.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.5%, dated 04/30/2019, to be repurchased 05/01/2019 in the amount of $8,850,123 collateralized by $8,810,000 of United States Treasury Notes, bearing interest at 2.75% due 07/31/2023 and having an approximate value of $9,027,528 (cost $8,850,000)	8,850,000	8,850,000

TOTAL INVESTMENTS (cost $253,767,991)	100.1%	268,724,752
Liabilities in excess of other assets	(0.1)	(314,711)

NET ASSETS	100.0%	$268,410,041

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts

ETF - Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
52	Long	S&P 400 E-Mini Index	June 2019	$9,868,970	$10,261,680	$392,710

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$253,044,243	$—	$—	$253,044,243
Exchanged-Traded Funds	4,883,760	—	—	4,883,760
Short-Term Investment Securities	—	1,946,749	—	1,946,749
Repurchase Agreements	—	8,850,000	—	8,850,000

Total Investments at Value	$257,928,003	$10,796,749	$—	$268,724,752

Other Financial Instruments:†
Futures Contracts	$392,710	$—	$—	$392,710

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

SunAmerica Series Trust

SA Morgan Stanley International Equities Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 97.5%
Canada - 4.7%
Barrick Gold Corp.	629,863	$8,006,693
Cameco Corp.	207,860	2,293,178
Constellation Software, Inc.	14,206	12,534,513

		22,834,384

Cayman Islands - 2.5%
Minth Group, Ltd.	756,000	2,385,147
Tencent Holdings, Ltd.	200,100	9,896,849

		12,281,996

China - 1.6%
China Petroleum & Chemical Corp.	10,122,000	7,780,397

Denmark - 0.5%
Danske Bank A/S	126,309	2,240,100

Finland - 1.3%
Neste Oyj	190,621	6,294,290

France - 15.2%
AXA SA	232,372	6,188,625
L’Oreal SA	38,219	10,506,567
Pernod Ricard SA	79,321	13,820,943
Safran SA	95,989	13,985,205
Sanofi	160,756	13,971,759
Thales SA	50,750	6,059,265
TOTAL SA	151,326	8,409,140

		72,941,504

Germany - 15.1%
Bayer AG	148,254	9,867,160
Continental AG	18,456	3,050,391
Deutsche Post AG	244,248	8,465,015
Fresenius SE & Co. KGaA	248,352	14,089,147
HeidelbergCement AG	61,619	4,976,057
Henkel AG & Co. KGaA (Preference Shares)	130,974	13,256,302
SAP SE	145,688	18,722,801

		72,426,873

Hong Kong - 2.9%
AIA Group, Ltd.	1,354,800	13,807,396

Japan - 12.5%
FANUC Corp.	32,700	6,128,871
Keyence Corp.	9,200	5,733,611
Kirin Holdings Co., Ltd.	652,600	14,712,613
Lion Corp.	217,500	4,481,816
Nitto Denko Corp.	65,600	3,514,163
Shiseido Co., Ltd.	154,000	12,115,412
Sumitomo Mitsui Financial Group, Inc.	178,900	6,484,293
Toyota Motor Corp.	55,900	3,474,460
USS Co., Ltd.	167,700	3,211,592

		59,856,831

Jersey - 2.4%
Experian PLC	309,854	8,990,106
Ferguson PLC	36,673	2,601,495

		11,591,601

Netherlands - 8.2%
Heineken NV	126,158	13,617,852
ING Groep NV	353,378	4,500,939
Unilever NV CVA	349,926	21,178,070

		39,296,861

Singapore - 1.2%
United Overseas Bank, Ltd.	284,100	5,813,178

South Korea - 2.1%
LG Household & Health Care, Ltd.	6,970	8,484,647
NCSoft Corp.	3,683	1,658,398

		10,143,045

Spain - 0.5%
Banco Bilbao Vizcaya Argentaria SA	394,818	2,399,243

Switzerland - 4.8%
Alcon, Inc.†	34,355	1,978,460
Novartis AG	171,777	14,027,738
Roche Holding AG	27,163	7,160,294

		23,166,492

United Kingdom - 22.0%
Admiral Group PLC	68,028	1,955,136
Ashtead Group PLC	118,337	3,274,490
Aviva PLC	1,268,619	7,105,131
British American Tobacco PLC	310,365	12,101,010
BT Group PLC	1,668,552	4,983,652
GlaxoSmithKline PLC	734,547	15,070,804
Imperial Brands PLC	208,379	6,619,252
Man Group PLC	2,542,071	5,191,073
Prudential PLC	563,379	12,746,114
Reckitt Benckiser Group PLC	258,046	20,852,413
RELX PLC (XEQT)	403,441	9,258,143
RELX PLC (LSE)	284,342	6,522,056

		105,679,274

TOTAL INVESTMENTS - (cost $442,512,662)	97.5%	468,553,465
Other assets less liabilities	2.5	11,871,820

NET ASSETS -	100.0%	$480,425,285

†	Non-income producing security

CVA - Certification Van Aandelen (Dutch Cert.)

LSE - London Stock Exchange

XEQT - Boerse Berlin Equiduct Trading

Industry Allocation*
Medical-Drugs	12.5%
Cosmetics & Toiletries	11.8
Soap & Cleaning Preparation	7.1
Insurance-Life/Health	7.1
Enterprise Software/Service	6.5
Brewery	5.9
Tobacco	3.9
Oil Companies-Integrated	3.3
Commercial Services	3.3
Banks-Commercial	3.2
Dialysis Centers	2.9
Aerospace/Defense-Equipment	2.9
Beverages-Wine/Spirits	2.9
Industrial Automated/Robotic	2.5
Internet Application Software	2.0
Commercial Services-Finance	1.9
Transport-Services	1.8
Gold Mining	1.6
Diversified Banking Institutions	1.4
Oil Refining & Marketing	1.3
Insurance-Multi-line	1.3
Electronics-Military	1.3
Investment Management/Advisor Services	1.1
Telephone-Integrated	1.0
Building Products-Cement	1.0
Chemicals-Diversified	0.7
Auto-Cars/Light Trucks	0.7
Rental Auto/Equipment	0.7
Retail-Automobile	0.7
Rubber-Tires	0.6
Distribution/Wholesale	0.5
Auto/Truck Parts & Equipment-Original	0.5
Non-Ferrous Metals	0.5
Medical Instruments	0.4
Insurance-Property/Casualty	0.4
Internet Content-Entertainment	0.3

97.5%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$408,696,634	$59,856,831	**	$—	$468,553,465

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Oppenheimer Main Street Large Cap Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.5%
Aerospace/Defense - 2.7%
Lockheed Martin Corp.	35,268	$11,755,882

Applications Software - 8.0%
Microsoft Corp.	238,930	31,204,258
ServiceNow, Inc.†	13,810	3,749,553

		34,953,811

Auto-Cars/Light Trucks - 0.7%
General Motors Co.	75,270	2,931,767

Banks-Commercial - 0.6%
SVB Financial Group†	9,850	2,479,442

Banks-Super Regional - 1.3%
SunTrust Banks, Inc.	87,930	5,757,656

Beverages-Wine/Spirits - 0.8%
Constellation Brands, Inc., Class A	16,370	3,465,038

Building-Residential/Commercial - 0.5%
D.R. Horton, Inc.	51,610	2,286,839

Commercial Services - 1.6%
Cintas Corp.	12,790	2,777,221
Ecolab, Inc.	16,800	3,092,544
Nielsen Holdings PLC	43,161	1,101,900

		6,971,665

Commercial Services-Finance - 1.8%
S&P Global, Inc.	34,970	7,716,480

Computer Services - 2.4%
Amdocs, Ltd.	87,995	4,846,765
DXC Technology Co.	83,050	5,459,707

		10,306,472

Computers - 0.8%
Apple, Inc.	17,216	3,454,735

Computers-Memory Devices - 1.5%
NetApp, Inc.	58,100	4,232,585
Western Digital Corp.	48,138	2,460,815

		6,693,400

Cosmetics & Toiletries - 2.2%
Procter & Gamble Co.	88,450	9,418,156

Data Processing/Management - 0.2%
First Data Corp., Class A†	29,850	771,921

Dental Supplies & Equipment - 0.5%
Align Technology, Inc.†	6,250	2,029,250

Dialysis Centers - 0.3%
DaVita, Inc.†	24,540	1,355,590

Distribution/Wholesale - 1.1%
Fastenal Co.	69,040	4,870,772

Diversified Banking Institutions - 4.6%
JPMorgan Chase & Co.	171,590	19,913,019

Diversified Manufacturing Operations - 1.3%
Illinois Tool Works, Inc.	37,500	5,836,125

E-Commerce/Products - 3.8%
Amazon.com, Inc.†	8,678	16,718,341

E-Commerce/Services - 1.2%
Booking Holdings, Inc.†	2,720	5,045,573

Electric-Integrated - 1.4%
Duke Energy Corp.	68,120	6,207,094

Electronic Components-Semiconductors - 0.9%
Texas Instruments, Inc.	32,030	3,774,095

Electronic Measurement Instruments - 1.7%
Agilent Technologies, Inc.	91,920	7,215,720

Finance-Credit Card - 1.3%
Capital One Financial Corp.	3,510	325,833
Visa, Inc., Class A	32,080	5,274,915

		5,600,748

Finance-Investment Banker/Broker - 0.3%
Tradeweb Markets, Inc.†	37,280	1,500,520

Finance-Other Services - 1.5%
Intercontinental Exchange, Inc.	79,520	6,468,952

Insurance-Life/Health - 2.1%
AXA Equitable Holdings, Inc.	409,939	9,301,516

Insurance-Property/Casualty - 3.6%
Berkshire Hathaway, Inc., Class B†	45,135	9,781,206
Progressive Corp.	75,460	5,897,199

		15,678,405

Internet Content-Entertainment - 4.3%
Facebook, Inc., Class A†	96,218	18,608,561

Medical Information Systems - 0.4%
Cerner Corp.†	27,270	1,812,092

Medical Instruments - 0.9%
Boston Scientific Corp.†	108,826	4,039,621

Medical Labs & Testing Services - 0.4%
Laboratory Corp. of America Holdings†	11,220	1,794,302

Medical Products - 1.1%
Zimmer Biomet Holdings, Inc.	38,180	4,702,249

Medical-Biomedical/Gene - 0.7%
Gilead Sciences, Inc.	50,290	3,270,862

Medical-Drugs - 4.1%
AstraZeneca PLC ADR	94,690	3,566,026
Merck & Co., Inc.	182,065	14,330,336

		17,896,362

Medical-HMO - 2.4%
UnitedHealth Group, Inc.	44,961	10,479,060

Non-Hazardous Waste Disposal - 1.2%
Republic Services, Inc.	63,950	5,296,339

Oil Companies-Integrated - 2.3%
Suncor Energy, Inc.	309,242	10,204,986

Oil-Field Services - 0.7%
Schlumberger, Ltd.	73,040	3,117,347

Pipelines - 0.9%
Magellan Midstream Partners LP	61,256	3,798,485

Real Estate Investment Trusts - 2.9%
Prologis, Inc.	165,906	12,720,013

Retail-Auto Parts - 1.3%
O’Reilly Automotive, Inc.†	14,850	5,621,764

Retail-Building Products - 2.4%
Home Depot, Inc.	36,180	7,369,866
Lowe’s Cos., Inc.	25,690	2,906,567

		10,276,433

Retail-Consumer Electronics - 1.9%
Best Buy Co., Inc.	111,730	8,313,829

Retail-Perfume & Cosmetics - 0.8%
Ulta Beauty, Inc.†	9,580	3,343,228

Retail-Restaurants - 1.8%
Starbucks Corp.	99,890	7,759,455

Semiconductor Components-Integrated Circuits - 1.6%
QUALCOMM, Inc.	79,900	6,881,787

Semiconductor Equipment - 1.5%
Applied Materials, Inc.	146,607	6,460,970

Soap & Cleaning Preparation - 1.3%
Church & Dwight Co., Inc.	77,890	5,837,855

Telephone-Integrated - 1.8%
Verizon Communications, Inc.	135,495	7,748,959

Tobacco - 2.7%
Philip Morris International, Inc.	135,160	11,699,450

Transport-Rail - 2.4%
Union Pacific Corp.	59,160	10,473,686

Veterinary Diagnostics - 2.0%
Elanco Animal Health, Inc.†	270,980	8,535,870

Wireless Equipment - 3.0%
Motorola Solutions, Inc.	90,850	13,165,073

Total Long-Term Investment Securities (cost $358,229,740)		424,337,622

REPURCHASE AGREEMENTS - 2.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 4/30/2019, to be repurchased 5/01/2019 in the amount $9,899,137 collateralized by $9,855,000 of United States Treasury Note, bearing interest at 2.75% due 7/31/2023 and having an approximate value of $10,098,330 (cost $9,899,000)	9,899,000	9,899,000

TOTAL INVESTMENTS (cost $368,128,740)	99.8%	434,236,622
Other assets less liabilities	0.2	801,795

NET ASSETS	100.0%	$435,038,417

†	Non-income producing security
ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$424,337,622	$—	$—	$424,337,622
Repurchase Agreement	—	9,899,000	—	9,899,000

Total Investments at Value	$424,337,622	$9,899,000	$—	$434,236,622

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description		Principal Amount**/ Shares	Value (Note 1)
ASSET BACKED SECURITIES - 4.7%
Diversified Financial Services - 4.7%
ALBA PLC FRS Series 2005-1, Class A3 1.05% (3 ML GBP+0.19%) due 11/25/2042(1)	GBP	530,283	$652,367
ALBA PLC FRS Series 2015-1, Class A 1.98% (1 ML GBP+1.25%) due 04/24/2049(1)	GBP	379,509	496,655
Alternative Loan Trust FRS Series 2006-OA3, Class 2A1 2.69% (1 ML+0.21%) due 05/25/2036(1)		$5,450,017	4,800,023
Alternative Loan Trust Series 2005-65CB, Class 2A6 6.00% due 12/25/2035(1)		285,368	269,612
Alternative Loan Trust Series 2007-J1, Class 2A4 6.00% due 03/25/2037(1)		776,700	473,638
Banco La Hipotecaria SA Series 2016-1A, Class A 3.36% due 01/15/2046*(1)(2)		1,205,999	1,214,971
Barings BDC Static CLO, Ltd. FRS Series 2019-1A, Class A1 3.60% (3 ML+1.02%) due 04/15/2027*(3)		1,200,000	1,200,000
Bayview Opportunity Master Fund Trust Series 2018-RN8, Class A1 4.07% due 09/28/2033*		320,569	322,229
BX Trust FRS Series 2017-APPL, Class A 3.35% (1 ML+0.88%) due 07/15/2034*(4)		3,396,161	3,387,581
Citigroup Commercial Mtg. Trust Series 2019-SMRT, Class A 4.15% due 01/10/2024*(4)		2,400,000	2,521,668
Citigroup Mtg. Loan Trust, Inc. FRS Series 2007-AMC1, Class A1 2.64% (1 ML+0.16%) due 12/25/2036*		1,463,998	984,194
COMM Mtg. Trust VRS Series 2018-HOME, Class A 3.94% due 04/10/2033*(4)(5)		1,100,000	1,147,242
Credit Suisse Mtg. Capital Certificates Series 2019-RPL4, Class A1 3.83% due 07/01/2058*(1)(2)		710,000	710,227
Crown Point CLO 5, Ltd. FRS Series 2018-5A, Class A 3.71% (3 ML+0.94%) due 07/17/2028*(3)		1,600,000	1,588,830
CVP Cascade, Ltd. FRS Series 2013-CLO1, Class A1R 3.75% (3 ML+1.15%) due 01/16/2026*(3)		1,738,840	1,740,466
DBUBS Mtg. Trust Series 2017-BRBK, Class A 3.45% due 10/10/2034*(4)		2,400,000	2,450,594
Dryden Senior Loan Fund FRS Series 2012-25A, Class ARR 3.50% (3 ML+0.90%) due 10/15/2027*(3)		1,500,000	1,495,965
Eurosail PLC FRS Series 2006-4X, Class A3C 1.00% (3 ML GBP+0.16%) due 12/10/2044(1)	GBP	219,524	283,662
Eurosail PLC FRS Series 2007-3A, Class A3C 1.79% (3 ML GBP+0.95%) due 06/13/2045*(1)	GBP	613,619	792,578
Eurosail PLC FRS Series 2007-3X, Class A3A 1.79% (3 ML GBP+0.95%) due 06/13/2045(1)	GBP	543,959	706,485
Eurosail PLC FRS Series 2007-3X, Class A3C 1.79% (3 ML GBP+0.95%) due 06/13/2045(1)	GBP	725,186	936,684
Figueroa CLO, Ltd. FRS Series 2013-2A, Class A1RR 3.48% (3 ML+0.85%) due 06/20/2027*(3)		800,000	797,118
Flagship CLO VIII, Ltd. FRS Series 2014-8A, Class ARR 3.45% (3 ML+0.85%) due 01/16/2026*(3)		650,429	648,591
Flagship VII, Ltd. FRS Series 2013-7A, Class A1R 3.71% (3 ML+1.12%) due 01/20/2026*(3)		410,605	410,422
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*		2,100,000	2,072,393
Gallatin CLO IX, Ltd. FRS Series 2018-1A, Class A 3.64% (3 ML+1.05%) due 01/21/2028*(3)		900,000	896,709
Halcyon Loan Advisors Funding, Ltd. FRS Series 2014-3A, Class AR 3.69% (3 ML+1.10%) due 10/22/2025*(3)		1,382,882	1,382,019
HarborView Mtg. Loan Trust VRS Series 2005-4, Class 3A1 4.15% due 07/19/2035(1)(5)		195,653	184,169
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(4)		1,600,000	1,649,555
JPMorgan Mtg. Trust FRS Series 2019-3, Class A11 3.43% (1 ML+0.95%) due 09/25/2049*(1)		2,500,000	2,501,355
Legacy Mtg. Asset Trust Series 3.75% due 04/25/2059*(2)		1,270,000	1,270,828
Ludgate Funding PLC FRS Series 2006-1X, Class A2A 1.04% (3 ML GBP+0.19%) due 12/01/2060(1)	GBP	714,983	884,962
Ludgate Funding PLC FRS Series 2008-W1X, Class A1 1.44% (3 ML GBP+0.60%) due 01/01/2061(1)	GBP	1,074,746	1,362,899
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A4 3.37% due 10/15/2048(4)		1,800,000	1,834,564

MortgageIT Trust FRS Series 2005-2, Class 1A1 3.00% (1 ML+0.52%) due 05/25/2035(1)		88,795	89,121
Mountain View CLO, Ltd. FRS Series 2014-1A, Class ARR 3.40% (3 ML+0.80%) due 10/15/2026*(3)		1,195,364	1,189,472
Natixis Commercial Mtg. Securities Trust Series 2019-LVL, Class A 3.89% due 08/15/2038*(4)		800,000	831,377
New Residential Mtg. Loan Trust VRS Series 2018-3A, Class A1 4.50% due 05/25/2058*(5)		532,979	551,611
Palmer Square Loan Funding, Ltd. FRS Series 2018-4A, Class A1 3.58% (3 ML+0.90%) due 11/15/2026*(3)		1,172,908	1,168,189
Park Avenue Mtg. Trust FRS Series 2017-280P, Class A 3.35% (1 ML+0.88%) due 09/15/2034*(4)		1,400,000	1,400,891
PHEAA Student Loan Trust FRS Series 2016-2A, Class A 3.43% (1 ML+0.95%) due 11/25/2065*		542,107	542,107
SMB Private Education Loan Trust FRS Series 2016-B, Class A2B 3.92% (1 ML+1.45%) due 02/17/2032*		1,311,412	1,335,756
SpringCastle America Funding LLC Series 2016-AA, Class A 3.05% due 04/25/2029*		667,031	666,564
Start, Ltd. Series 2019-1, Class A 4.09% due 03/15/2044*		600,000	602,620
TICP CLO II-2, Ltd. FRS Series 2018-IIA, Class A1 3.60% (3 ML+0.84%) due 04/20/2028*(3)		2,500,000	2,476,238
Uropa Securities PLC FRS Series 2007-1, Class A3A 1.02% (3 ML GBP+0.20%) due 10/10/2040(1)	GBP	389,857	484,340
Uropa Securities PLC FRS Series 2008-1, Class A 1.04% (3 ML GBP+0.20%) due 06/10/2059(1)	GBP	742,136	929,184
Uropa Securities PLC FRS Series 2008-1, Class M1 1.19% (3 ML GBP+0.35%) due 06/10/2059(1)	GBP	171,672	211,519
Uropa Securities PLC FRS Series 2008-1, Class M2 1.39% (3 ML GBP+0.55%) due 06/10/2059(1)	GBP	134,095	164,872
Uropa Securities PLC FRS Series 2008-1, Class B 1.59% (3 ML GBP+0.75%) due 06/10/2059(1)	GBP	142,937	173,529
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR19, Class A1A1 2.75% (1 ML+0.27%) due 12/25/2045(1)		474,193	472,974
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(4)		2,100,000	2,130,674
Zais CLO, Ltd. FRS Series 2014-1A, Class A1AR 3.75% (3 ML+1.15%) due 04/15/2028*(3)		1,300,000	1,295,451
Total Asset Backed Securities (cost $60,426,627)			60,787,744
U.S. CORPORATE BONDS & NOTES - 8.6%
Aerospace/Defense-Equipment - 0.1%
Spirit AeroSystems, Inc. Company Guar. Notes 3.85% due 06/15/2026		800,000	775,888
Airlines - 0.3%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030		627,885	608,825
American Airlines Pass-Through Trust Pass-Through Certs. 3.25% due 04/15/2030		179,416	173,497
American Airlines Pass-Through Trust Pass-Through Certs. 4.00% due 01/15/2027		360,975	368,123
Spirit Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class A 3.65% due 08/15/2031		476,388	464,593
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class AA 2.88% due 04/07/2030		920,707	883,971
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030		920,707	877,065
			3,376,074
Applications Software - 0.1%
Microsoft Corp. Senior Notes 4.10% due 02/06/2037		1,000,000	1,073,939
Auto-Cars/Light Trucks - 0.4%
Ford Motor Credit Co. LLC FRS Senior Notes 3.41% (3 ML+0.81%) due 04/05/2021		200,000	197,751
Ford Motor Credit Co. LLC FRS Senior Notes 3.53% (3 ML+0.93%) due 09/24/2020		1,500,000	1,498,784
Ford Motor Credit Co. LLC FRS Senior Notes 3.82% (3 ML+1.08%) due 08/03/2022		400,000	391,670
Ford Motor Credit Co., LLC Senior Notes 5.75% due 02/01/2021		200,000	207,146

General Motors Financial Co., Inc. FRS Company Guar. Notes 3.44% (3 ML+0.85%) due 04/09/2021	100,000	99,863
General Motors Financial Co., Inc. FRS Senior Notes 3.84% (3 ML+1.10%) due 11/06/2021	200,000	200,000
Nissan Motor Acceptance Corp. Senior Notes 2.55% due 03/08/2021*	400,000	394,880
Volkswagen Group of America Finance LLC Company Guar. Notes 2.13% due 05/23/2019*	2,200,000	2,199,157

		5,189,251

Banks-Commercial - 0.1%
HSBC USA, Inc. Senior Notes 2.38% due 11/13/2019	150,000	149,724
HSBC USA, Inc. Senior Notes 2.75% due 08/07/2020	880,000	880,187
HSBC USA, Inc. FRS Senior Notes 3.30% (3 ML+0.61%) due 11/13/2019	200,000	200,607
Manufacturers & Traders Trust Co. Senior Notes 2.25% due 07/25/2019	250,000	249,812

		1,480,330

Banks-Fiduciary - 0.0%
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	200,000	199,717

Banks-Super Regional - 0.3%
Wells Fargo & Co. Senior Notes 2.55% due 12/07/2020	110,000	109,680
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	50,000	49,519
Wells Fargo & Co. FRS Senior Notes 3.81% (3 ML+1.23%) due 10/31/2023	1,900,000	1,937,030
Wells Fargo Bank NA Senior Notes 3.55% due 08/14/2023	1,600,000	1,640,517
		3,736,746
Brewery - 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.38% due 04/15/2038	900,000	876,927
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	300,000	333,203
		1,210,130
Broadcast Services/Program - 0.0%
Discovery Communications LLC Company Guar. Notes 3.45% due 03/15/2025	10,000	9,914
Building & Construction Products-Misc. - 0.1%
Fortune Brands Home & Security, Inc. Senior Notes 4.00% due 09/21/2023	1,300,000	1,348,353
Fortune Brands Home & Security, Inc. Senior Notes 4.00% due 06/15/2025	60,000	60,986
Owens Corning Senior Notes 4.20% due 12/01/2024	20,000	20,309
		1,429,648
Building Products-Wood - 0.0%
Masco Corp. Senior Notes 4.45% due 04/01/2025	10,000	10,367
Cable/Satellite TV - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	450,000	453,061
Charter Communications Operating LLC/Charter Communications Operating Capital FRS Senior Sec. Notes 4.23% (3 ML+1.65%) due 02/01/2024	1,900,000	1,911,133
Comcast Corp. FRS Company Guar. Notes 3.23% (3 ML+0.63%) due 04/15/2024	2,500,000	2,506,818
		4,871,012
Cellular Telecom - 0.1%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*	900,000	916,875
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 5.15% due 09/20/2029*	1,000,000	1,029,890
		1,946,765
Chemicals-Specialty - 0.1%
Huntsman International LLC Senior Notes 4.50% due 05/01/2029	200,000	201,132
Huntsman International LLC Company Guar. Notes 5.13% due 11/15/2022	300,000	315,651
International Flavors & Fragrances, Inc. Senior Notes 3.40% due 09/25/2020	1,100,000	1,106,707
		1,623,490

Commercial Services - 0.1%
RELX Capital, Inc. Company Guar. Notes 4.00% due 03/18/2029	1,000,000	1,021,196
Commercial Services-Finance - 0.1%
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	800,000	758,241
S&P Global, Inc. Company Guar. Notes 4.40% due 02/15/2026	50,000	53,793
		812,034
Computers - 0.3%
Apple, Inc. Senior Notes 2.90% due 09/12/2027	300,000	295,058
Apple, Inc. FRS Senior Notes 3.03% (3 ML+0.30%) due 05/06/2019	200,000	200,012
Apple, Inc. Senior Notes 3.35% due 02/09/2027	200,000	203,668
Apple, Inc. Senior Notes 3.75% due 09/12/2047	500,000	490,083
Apple, Inc. Senior Notes 4.65% due 02/23/2046	500,000	555,408
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	1,100,000	1,325,761
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029*	900,000	927,720
		3,997,710
Data Processing/Management - 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.50% due 10/15/2022	489,000	512,202
Diagnostic Equipment - 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.30% due 02/15/2022	30,000	30,403
Diversified Banking Institutions - 0.5%
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	600,000	600,388
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	700,000	704,577
Bank of America Corp. FRS Senior Notes 3.75% (3 ML+1.16%) due 01/20/2023	200,000	202,656
Citigroup, Inc. Senior Notes 4.04% due 06/01/2024	1,200,000	1,238,660
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	750,000	782,207
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025	30,000	30,420
Goldman Sachs Group, Inc. Senior Notes 3.85% due 07/08/2024	1,300,000	1,332,318
Goldman Sachs Group, Inc. Senior Notes 4.23% due 11/29/2023	100,000	102,449
JPMorgan Chase & Co. FRS Senior Notes 3.48% (3 ML+0.90%) due 04/25/2023	600,000	603,282
Morgan Stanley Senior Notes 3.74% due 04/24/2024	900,000	919,329
Morgan Stanley Senior Notes 4.00% due 07/23/2025	60,000	62,380
		6,578,666
Diversified Manufacturing Operations - 0.1%
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	400,000	399,255
General Electric Co. Senior Notes 5.55% due 01/05/2026	400,000	433,383
		832,638
Electric-Integrated - 0.9%
AEP Texas, Inc. Senior Notes 3.95% due 06/01/2028	1,300,000	1,350,512
Appalachian Power Co. Senior Notes 3.40% due 06/01/2025	550,000	555,964
Cleco Corporate Holdings LLC Senior Sec. Notes 3.74% due 05/01/2026	1,600,000	1,578,250
DTE Electric Co General Refunding Mtg. 3.70% due 06/01/2046	1,700,000	1,648,416
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	1,000,000	955,948
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	100,000	103,217
Duke Energy Florida LLC 1st Mtg. Notes 3.80% due 07/15/2028	1,400,000	1,461,966
Entergy Mississippi, Inc. 1st Mtg. Notes 2.85% due 06/01/2028	1,900,000	1,829,530
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	700,000	707,821
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.20% due 02/25/2022	700,000	705,511
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025(14)	30,000	28,050
Pacific Gas & Electric Co. Senior Notes 4.25% due 08/01/2023*(14)	400,000	385,500
		11,310,685

Electronic Components-Semiconductors - 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	1,000,000	954,250
Broadcom, Inc. Company Guar. Notes 3.13% due 04/15/2021*	600,000	599,730
		1,553,980
Electronic Parts Distribution - 0.1%
Arrow Electronics, Inc. Senior Notes 3.25% due 09/08/2024	700,000	685,139
Enterprise Software/Service - 0.1%
Oracle Corp. Senior Notes 2.95% due 05/15/2025	700,000	696,716
Finance-Consumer Loans - 0.0%
Synchrony Financial Senior Notes 2.70% due 02/03/2020	12,000	11,981
Finance-Credit Card - 0.0%
American Express Credit Corp. FRS Senior Notes 3.17% (3 ML+0.49%) due 08/15/2019	300,000	300,360
Finance-Investment Banker/Broker - 0.0%
Lazard Group LLC Senior Notes 3.75% due 02/13/2025	25,000	25,225
Lazard Group LLC Senior Notes 4.38% due 03/11/2029	200,000	204,242
		229,467
Finance-Other Services - 0.1%
BGC Partners, Inc. Senior Notes 5.13% due 05/27/2021	700,000	717,931
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	50,000	50,048
		767,979
Food-Misc./Diversified - 0.1%
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038	200,000	205,966
Kraft Heinz Foods Co. Company Guar. Notes 3.50% due 07/15/2022	100,000	101,154
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	550,000	486,580
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	300,000	308,635
		1,102,335
Gas-Distribution - 0.1%
Brooklyn Union Gas Co. Senior Notes 3.87% due 03/04/2029*	300,000	310,171
Southern California Gas Co. 1st Mtg. Notes 4.13% due 06/01/2048	1,400,000	1,431,551
		1,741,722
Insurance Brokers - 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.75% due 03/14/2026	20,000	20,730
Insurance-Life/Health - 0.6%
Great-West Lifeco Finance 2018 LP Company Guar. Notes 4.05% due 05/17/2028*	500,000	526,098
Jackson National Life Global Funding Senior Sec. Notes 2.60% due 12/09/2020*	1,090,000	1,087,480
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*	2,300,000	2,110,710
Pricoa Global Funding I Sec. Notes 2.55% due 11/24/2020*	1,070,000	1,067,193
Principal Life Global Funding II Senior Sec. Notes 2.20% due 04/08/2020*	400,000	398,157
Protective Life Global Funding Sec. Notes 2.70% due 11/25/2020*	1,070,000	1,068,328
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	1,600,000	1,647,526
		7,905,492
Insurance-Multi-line - 0.1%
MetLife, Inc. Senior Notes 4.05% due 03/01/2045	10,000	10,072
Metropolitan Life Global Funding I Sec. Notes 2.00% due 04/14/2020*	150,000	149,043
Metropolitan Life Global Funding I Sec. Notes 2.50% due 12/03/2020*	1,230,000	1,226,652
		1,385,767
Insurance-Mutual - 0.0%
New York Life Insurance Co. Sub. Notes 4.45% due 05/15/2069*	400,000	408,910
Insurance-Property/Casualty - 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	50,000	50,890
First American Financial Corp. Senior Notes 4.60% due 11/15/2024	20,000	20,705
		71,595
Internet Content-Entertainment - 0.0%
Netflix, Inc. Senior Notes 5.38% due 11/15/2029*	400,000	405,000

Machinery-General Industrial - 0.1%
Wabtec Corp. Company Guar. Notes 4.40% due 03/15/2024	1,600,000	1,644,753
Medical Instruments - 0.1%
Boston Scientific Corp. Senior Notes 3.38% due 05/15/2022	550,000	557,378
Boston Scientific Corp. Senior Notes 4.70% due 03/01/2049	300,000	315,441
		872,819
Medical Products - 0.0%
Zimmer Holdings, Inc. Senior Notes 2.70% due 04/01/2020	10,000	9,980
Zimmer Holdings, Inc. Senior Notes 3.15% due 04/01/2022	30,000	30,123
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	30,000	29,917
		70,020
Medical-Biomedical/Gene - 0.1%
Amgen, Inc. Senior Notes 4.40% due 05/01/2045	700,000	687,389
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	6,000	6,026
		693,415
Medical-Drugs - 0.2%
AbbVie, Inc. Senior Notes 4.25% due 11/14/2028	1,600,000	1,638,075
Bayer US Finance II LLC FRS Company Guar. Notes 3.62% (3 ML+1.01%) due 12/15/2023*	200,000	197,161
Eli Lilly & Co. Senior Notes 3.88% due 03/15/2039	100,000	101,873
Zoetis, Inc. Senior Notes 3.90% due 08/20/2028	1,200,000	1,226,200
		3,163,309
Medical-Generic Drugs - 0.0%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	600,000	586,327
Medical-HMO - 0.0%
UnitedHealth Group, Inc. Senior Notes 2.88% due 12/15/2021	310,000	311,660
Medical-Hospitals - 0.1%
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	200,000	213,920
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	700,000	670,226
		884,146
Oil-Field Services - 0.1%
Patterson-UTI Energy, Inc. Company Guar. Notes 3.95% due 02/01/2028	1,200,000	1,143,860
Pipelines - 0.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Senior Notes 5.75% due 03/01/2027*	1,200,000	1,224,000
Energy Transfer Partners LP Company Guar. Notes 4.05% due 03/15/2025	100,000	101,560
Energy Transfer Partners LP Company Guar. Notes 4.75% due 01/15/2026	40,000	41,822
Energy Transfer Partners LP Company Guar. Notes 6.05% due 06/01/2041	1,200,000	1,283,064
Enterprise Products Operating LLC Company Guar. Notes 4.80% due 02/01/2049	1,300,000	1,383,523
ONEOK, Inc. Company Guar. Notes 4.35% due 03/15/2029	1,900,000	1,953,157
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	600,000	647,246
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024	1,600,000	1,755,855
		8,390,227
Real Estate Investment Trusts - 1.0%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.50% due 07/30/2029	100,000	105,632
American Tower Corp. Senior Notes 2.25% due 01/15/2022	1,200,000	1,182,040
American Tower Corp. Senior Notes 3.38% due 10/15/2026	1,200,000	1,183,633
American Tower Corp. Senior Notes 4.00% due 06/01/2025	690,000	712,942
Brixmor Operating Partnership LP FRS Senior Notes 3.63% (3 ML+1.05%) due 02/01/2022	1,400,000	1,397,532
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	290,000	303,941
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	900,000	948,767
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	800,000	858,904
Digital Realty Trust LP Company Guar. Notes 3.95% due 07/01/2022	810,000	832,734
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	1,200,000	1,165,721

Prologis LP Company Guar. Notes 3.75% due 11/01/2025	30,000	31,342
Regency Centers LP Company Guar. Notes 4.65% due 03/15/2049	100,000	104,060
STORE Capital Corp. Senior Notes 4.63% due 03/15/2029	100,000	102,878
Welltower, Inc. Senior Notes 3.95% due 09/01/2023	300,000	310,897
Welltower, Inc. Senior Notes 4.95% due 09/01/2048	1,000,000	1,060,368
Weyerhaeuser Co. Senior Notes 4.00% due 11/15/2029	2,700,000	2,769,668
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	500,000	520,085
		13,591,144
Rental Auto/Equipment - 0.0%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	12,000	11,949
Retail-Drug Store - 0.1%
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	1,700,000	1,644,457
Retail-Restaurants - 0.1%
McDonald’s Corp. Senior Notes 3.80% due 04/01/2028	900,000	928,307
Telephone-Integrated - 0.4%
AT&T, Inc. FRS Senior Notes 3.53% (3 ML+0.93%) due 06/30/2020	90,000	90,690
AT&T, Inc. FRS Senior Notes 3.78% (3 ML+1.18%) due 06/12/2024	3,800,000	3,816,416
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	200,000	206,700
Verizon Communications, Inc. Senior Notes 3.38% due 02/15/2025	14,000	14,210
Verizon Communications, Inc. Senior Notes 4.02% due 12/03/2029*	90,000	93,973
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	1,435,000	1,534,790
		5,756,779
Tobacco - 0.1%
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	700,000	635,958
Reynolds American, Inc. Company Guar. Notes 4.00% due 06/12/2022	20,000	20,462
Reynolds American, Inc. Company Guar. Notes 4.85% due 09/15/2023	100,000	105,350
		761,770
Transport-Truck - 0.1%
JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026	900,000	916,268
Trucking/Leasing - 0.1%
Penske Truck Leasing Co. LP Senior Notes 3.45% due 07/01/2024*	200,000	200,091
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*	1,000,000	1,015,207
		1,215,298
Water - 0.0%
American Water Capital Corp. Senior Notes 3.40% due 03/01/2025	20,000	20,271
Total U.S. Corporate Bonds & Notes (cost $110,743,612)		111,922,757

FOREIGN CORPORATE BONDS & NOTES - 4.5%
Airlines - 0.1%
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.80% due 03/20/2033*	592,642	602,480
WestJet Airlines, Ltd. Senior Notes 3.50% due 06/16/2021*	1,000,000	993,116
		1,595,596
Airport Development/Maintenance - 0.0%
Sydney Airport Finance Co. Pty, Ltd. Senior Sec. Notes 3.38% due 04/30/2025*	20,000	19,870
Sydney Airport Finance Co. Pty, Ltd. Senior Sec. Notes 3.63% due 04/28/2026*	300,000	298,868
		318,738
Banks-Commercial - 1.0%
AIB Group PLC Senior Notes 4.75% due 10/12/2023*	1,000,000	1,036,473
Bank of Ireland Group PLC Senior Notes 4.50% due 11/25/2023*	1,300,000	1,331,561
Bank of Montreal Notes 1.75% due 06/15/2021*	1,500,000	1,472,521
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.30% due 03/05/2020*	200,000	199,359
BPCE SA FRS Senior Notes 3.84% (3 ML+1.24%) due 09/12/2023*	2,200,000	2,200,906
Dexia Credit Local SA Government Guar. Notes 1.88% due 09/15/2021*	2,700,000	2,658,671

Mizuho Bank, Ltd. Company Guar. Notes 3.60% due 09/25/2024*		200,000	205,811
Santander UK Group Holdings PLC Senior Notes 2.88% due 10/16/2020		990,000	987,808
Santander UK Group Holdings PLC Senior Notes 3.13% due 01/08/2021		140,000	139,957
Santander UK Group Holdings PLC Senior Notes 3.57% due 01/10/2023		200,000	200,687
Santander UK Group Holdings PLC Senior Notes 3.82% due 11/03/2028		200,000	196,394
Santander UK PLC FRS Senior Notes 3.34% (3 ML+0.66%) due 11/15/2021		1,200,000	1,203,546
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.65% due 07/23/2020		850,000	849,123
			12,682,817
Banks-Fiduciary - 0.0%
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*		200,000	199,480
Beverages-Wine/Spirits - 0.1%
Bacardi, Ltd. Company Guar. Notes 4.45% due 05/15/2025*		200,000	205,827
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*		400,000	420,827
			626,654
Casino Hotels - 0.0%
Sands China, Ltd. Senior Notes 5.40% due 08/08/2028		200,000	211,623
Diversified Banking Institutions - 2.2%
Barclays PLC Senior Notes 3.25% due 02/12/2027	GBP	700,000	922,662
Barclays PLC Senior Notes 3.65% due 03/16/2025		950,000	932,039
Barclays PLC Senior Notes 4.61% due 02/15/2023		1,000,000	1,024,759
Barclays PLC FRS Senior Notes 4.81% (3 ML+2.11%) due 08/10/2021		1,900,000	1,947,442
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*		2,200,000	2,175,816
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*		900,000	892,299
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.75% due 03/26/2025		250,000	252,958
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.80% due 06/09/2023		1,500,000	1,528,448
Deutsche Bank AG FRS Senior Notes 4.03% (3 ML+1.29%) due 02/04/2021		1,600,000	1,591,221
HSBC Holdings PLC FRS Senior Notes 3.98% (3 ML+1.38%) due 09/12/2026		1,000,000	1,004,433
HSBC Holdings PLC FRS Senior Notes 4.10% (3 ML+1.50%) due 01/05/2022		300,000	306,461
HSBC Holdings PLC Senior Notes 4.30% due 03/08/2026		550,000	572,819
Lloyds Banking Group PLC Senior Notes 4.05% due 08/16/2023		2,400,000	2,458,796
Lloyds Banking Group PLC Senior Notes 4.38% due 03/22/2028		600,000	620,908
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.41% due 03/07/2024		100,000	101,441
Mitsubishi UFJ Financial Group, Inc. FRS Senior Notes 3.45% (3 ML+0.86%) due 07/26/2023		2,200,000	2,209,448
Mizuho Financial Group, Inc. FRS Senior Notes 3.60% (3 ML+1.00%) due 09/11/2024		800,000	807,222
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023		800,000	807,311
Royal Bank of Scotland Group PLC Senior Notes 4.89% due 05/18/2029		1,100,000	1,149,679
Royal Bank of Scotland Group PLC Senior Notes 5.08% due 01/27/2030		900,000	962,206
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.06% due 07/14/2021		1,000,000	983,817
UBS Group Funding Switzerland AG Company Guar. Notes 2.65% due 02/01/2022*		1,600,000	1,585,047
UBS Group Funding Switzerland AG FRS Company Guar. Notes 4.11% (3 ML+1.53%) due 02/01/2022*		900,000	921,771
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 04/15/2026*		550,000	569,444
UniCredit SpA Senior Notes 6.57% due 01/14/2022*		900,000	948,428
UniCredit SpA Senior Notes 7.83% due 12/04/2023*		1,300,000	1,453,647
			28,730,522

Electric-Distribution - 0.1%
SP Group Treasury Pte, Ltd. Company Guar. Notes 3.38% due 02/27/2029*	700,000	701,708
Finance-Leasing Companies - 0.1%
ORIX Corp. Senior Notes 3.25% due 12/04/2024	1,400,000	1,406,316
Insurance-Multi-line - 0.0%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	10,000	10,375
Insurance-Reinsurance - 0.1%
RenaissanceRe Holdings, Ltd. Senior Notes 3.60% due 04/15/2029	800,000	789,214
Medical-Drugs - 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 1.90% due 09/23/2019	1,000,000	996,154
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	400,000	394,667
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	500,000	486,614
		1,877,435
Oil & Gas Drilling - 0.0%
Odebrecht Drilling Norbe, Ltd. Senior Sec. Notes 6.35% due 12/01/2021	575,000	567,813
Oil Companies-Exploration & Production - 0.2%
Sinopec Group Overseas Development 2018, Ltd. Company Guar. Notes 4.13% due 09/12/2025*	1,600,000	1,664,046
Woodside Finance, Ltd. Company Guar. Notes 3.65% due 03/05/2025*	10,000	9,967
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	200,000	194,261
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*	300,000	306,643
		2,174,917
Oil Companies-Integrated - 0.2%
Eni SpA Senior Notes 4.75% due 09/12/2028*	900,000	941,402
Petrobras Global Finance BV Company Guar. Notes 5.75% due 02/01/2029	1,000,000	1,002,500
		1,943,902
Real Estate Investment Trusts - 0.1%
VEREIT Operating Partnership LP Company Guar. Notes 4.63% due 11/01/2025	1,300,000	1,348,555
Regional Agencies - 0.2%
Japan Finance Organization for Municipalities Senior Notes 2.13% due 10/25/2023*	2,700,000	2,630,112
Tobacco - 0.0%
BAT International Finance PLC Company Guar. Notes 3.50% due 06/15/2022*	20,000	20,140
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*	40,000	40,292
		60,432
Transport-Marine - 0.0%
AP Moller - Maersk A/S Senior Notes 3.75% due 09/22/2024*	600,000	597,326
Total Foreign Corporate Bonds & Notes (cost $57,855,283)		58,473,535

U.S. GOVERNMENT AGENCIES - 16.8%
Federal Home Loan Mtg. Corp. - 0.6%
4.50% due 08/01/2048	3,505,277	3,684,720
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series W5FX, Class AFX 3.34% due 04/25/2028(4)(5)	2,700,000	2,737,136
Federal Home Loan Mtg. Corp. REMIC FRS Series 4579, Class FD 2.86% (1 ML+0.35%) due 01/15/2038(1)	1,237,579	1,231,055
Federal Home Loan Mtg. Corp. REMIC VRS Series 4579, Class SD 1.71% due 01/15/2038(1)(5)(6)	1,237,579	71,337
Federal Home Loan Mtg. Corp. STRIPS 3.42% (5.89% - 1 ML) due 09/15/2043(1)(6)(7)	1,930,876	328,106
		8,052,354
Federal National Mtg. Assoc. - 15.6%
3.50% due May TBA	35,200,000	35,518,313
3.50% due June TBA	120,900,000	121,903,564
3.70% due 09/01/2034	924,153	961,754
4.00% due 07/01/2045	3,393,771	3,270,550
4.00% due 02/01/2046	2,840,677	2,931,155
4.00% due 09/01/2046	2,819,869	2,909,788
4.00% due June TBA	15,097,000	15,483,271
4.00% due July TBA	403,000	413,028
4.50% due May TBA	14,600,000	15,191,699
5.50% due June TBA	800,000	853,837
Federal National Mtg. Assoc. REMIC Series 2013-17, Class TI 3.00% due 03/25/2028(1)(6)	1,165,285	96,052
Federal National Mtg. Assoc. REMIC FRS
Series 2012-113, Class PF 2.83% (1 ML+0.35%) due 10/25/2040(1)	728,059	729,299

Series 2007-85, Class FL 3.02% (1 ML+0.54%) due 09/25/2037(1)		2,448,535	2,466,225
Series 2012-21, Class FQ 3.03% (1 ML+0.55%) due 02/25/2041(1)		747,104	751,283

			203,479,818

Government National Mtg. Assoc. - 0.6%
Government National Mtg. Assoc. REMIC FRS
Series 2016-H10, Class FJ 3.08% (1 ML+0.60%) due 04/20/2066(1)		222,727	223,038
Series 2014-H02, Class FB 3.13% (1 ML+0.65%) due 12/20/2063(1)		864,881	868,234
Series 2016-H14, Class FA 3.28% (1 ML+0.80%) due 06/20/2066(1)		1,426,881	1,436,628
Series 2016-H11, Class F 3.31% (1 ML+0.80%) due 05/20/2066(1)		2,419,530	2,435,840
Series 2016-H17, Class FC 3.31% (1 ML+0.83%) due 08/20/2066(1)		3,194,756	3,220,834

			8,184,574

Total U.S. Government Agencies (cost $220,219,156)			219,716,746

U.S. GOVERNMENT TREASURIES - 31.6%
United States Treasury Bonds - 8.7%
zero coupon due 08/15/2044 STRIPS		100,000	47,142
1.00% due 02/15/2046 TIPS(8)		3,200,010	3,233,905
1.00% due 02/15/2048 TIPS(8)		2,049,840	2,073,004
2.75% due 08/15/2047		1,560,000	1,502,292
2.75% due 11/15/2047		100,000	96,273
2.88% due 05/15/2043		300,000	298,430
2.88% due 11/15/2046		290,000	286,975
3.00% due 05/15/2042		5,300,000	5,404,965
3.00% due 11/15/2044		8,130,000	8,248,139
3.00% due 02/15/2048		4,320,000	4,368,600
3.00% due 08/15/2048(12)		1,570,000	1,587,601
3.00% due 02/15/2049		1,280,000	1,295,900
3.13% due 11/15/2041		8,690,000	9,065,435
3.13% due 02/15/2042		8,890,000	9,260,880
3.13% due 08/15/2044		25,480,000	26,417,584
3.13% due 05/15/2048		1,320,000	1,367,437
3.38% due 05/15/2044		7,200,000	7,791,469
4.25% due 05/15/2039		5,900,000	7,252,160
4.25% due 11/15/2040		7,280,000	8,957,244
4.38% due 05/15/2040		200,000	250,008
4.38% due 05/15/2041		5,500,000	6,886,602
4.50% due 08/15/2039		1,750,000	2,220,928
6.25% due 05/15/2030		3,660,000	4,962,302

			112,875,275

United States Treasury Notes - 22.9%
0.13% due 04/15/2022 TIPS (8)		1,143,175	1,132,111
0.50% due 01/15/2028 TIPS (8)		10,420,487	10,383,926
0.75% due 07/15/2028 TIPS (8)		4,027,480	4,111,818
1.50% due 03/31/2023		6,640,000	6,450,656
1.63% due 05/15/2026		4,559,000	4,329,447
1.75% due 02/28/2022(13)		2,500,000	2,466,211
1.88% due 03/31/2022(12)		47,600,000	47,127,719
1.88% due 04/30/2022		9,700,000	9,594,285
1.88% due 07/31/2022(13)		3,200,000	3,162,750
1.88% due 08/31/2022(12)		38,800,000	38,333,188
2.00% due 12/31/2021(13)		2,600,000	2,584,461
2.00% due 11/15/2026		7,635,000	7,411,020
2.13% due 12/31/2022		5,600,000	5,574,625
2.13% due 05/15/2025		14,270,000	14,079,919
2.25% due 04/30/2021(13)		1,100,000	1,099,484
2.25% due 02/15/2027(12)		65,500,000	64,617,285
2.25% due 08/15/2027(12)		48,880,000	48,102,884
2.25% due 11/15/2027(13)		2,330,000	2,290,135
2.50% due 01/31/2024		60,000	60,560
2.50% due 05/15/2024		7,300,000	7,371,004
2.63% due 02/15/2029		5,770,000	5,828,827
2.75% due 04/30/2023(13)		3,400,000	3,462,156
2.88% due 05/15/2028		470,000	484,596
3.00% due 09/30/2025		4,300,000	4,458,731
3.00% due 10/31/2025		4,320,000	4,479,469

			298,997,267

Total U.S. Government Treasuries (cost $409,275,644)			411,872,542

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Sovereign - 0.5%
Emirate of Abu Dhabi Senior Notes 3.13% due 10/11/2027*		500,000	496,890
Republic of Indonesia Senior Notes 4.45% due 02/11/2024		2,200,000	2,304,190
Republic of Peru Senior Notes 5.94% due 02/12/2029*	PEN	2,900,000	928,110
State of Kuwait Senior Bonds 3.50% due 03/20/2027*		1,000,000	1,019,930
Tokyo Metropolitan Government Senior Notes 2.00% due 05/17/2021*		2,400,000	2,365,068

Total Foreign Government Obligations (cost $6,941,340)			7,114,188

MUNICIPAL BONDS & NOTES - 0.0%
County of Miami-Dade Florida Revenue Bonds Series C 3.86% due 10/01/2029 (cost $400,000)		400,000	412,288

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.3%
Banks-Commercial - 0.1%
Stichting AK Rabobank Certificaten 6.50% due 06/29/2019(9)	EUR	900,000	1,206,282

Diversified Banking Institutions - 0.1%
HSBC Holdings PLC 5.88% due 09/28/2026(9)	GBP	500,000	682,155

Electric-Distribution - 0.1%
CenterPoint Energy, Inc. Series A 6.13% due 09/01/2023(9)		1,500,000	1,531,800

Insurance-Multi-line - 0.0%
Voya Financial, Inc. Company Guar. Notes 4.70% due 01/23/2048		400,000	352,000

Investment Management/Advisor Services - 0.0%
Brighthouse Holdings LLC Series A 6.50% due 07/27/2037*(9)	500,000	470,000

Total Preferred Securities/Capital Securities (cost $4,101,965)		4,242,237

OPTIONS - PURCHASED(10) - 0.3%
Exchange-Traded Put Options - Purchased	332,289,624	3,869,460
Over the Counter Purchased Put Options on Interest Rate Swap Contracts	24,500,000	3

Total Options - Purchased (cost $10,971,829)		3,869,463

Total Long-Term Investment Securities (cost $880,935,456)		878,411,500

SHORT-TERM INVESTMENT SECURITIES - 0.4%
Certificates of Deposit - 0.1%
Barclays Bank PLC FRS 2.98% (3 ML+0.40%) due 10/25/2019	600,000	600,860
Lloyds Bank Corporate Markets PLC FRS 2.91% (3 ML+0.50%) due 10/26/2020	1,300,000	1,301,881

		1,902,741

Commercial Paper - 0.2%
Arrow Electronics, Inc. 2.95% due 06/10/2019*	600,000	597,940
Broadcom, Inc. 3.00% due 05/02/2019*	1,500,000	1,499,762
Nisource, Inc. 2.97% due 05/24/2019*	700,000	698,742

		2,796,444

U.S. Government Agencies - 0.1%
Federal Home Loan Bank Disc. Notes 2.41% due 05/13/2019	700,000	699,438

Total Short-Term Investment Securities (cost $5,396,018)		5,398,623

REPURCHASE AGREEMENTS - 76.1%
Agreement with Barclays Bank PLC, bearing interest at 2.90%, dated 04/30/2019, to be repurchased 05/01/2019 in the amount of $126,210,166 and collateralized by $129,861,000 of United States Treasury Notes, bearing interest at 2.25% due 11/15/2027 and having an approximate value of $130,876,112	126,200,000	126,200,000
Agreement with J.P. Morgan Chase, bearing interest at 2.82%, dated 04/30/2019, to be repurchased 05/01/2019 in the amount of $277,021,698 and collateralized by $263,383,000 of United States TIPS, bearing interest at 0.13% due 04/15/2020 and having an approximate value of $281,968,191	277,000,000	277,000,000
Agreement with J.P. Morgan Chase, bearing interest at 2.59%, dated 04/30/2019, to be repurchased 05/02/2019 in the amount of $277,039,857 and collateralized by $274,938,000 of United States Treasury Notes, bearing interest at 3.00% due 11/15/2045 and having an approximate value of $288,612,926	277,000,000	277,000,000
Agreement with Toronto-Dominion Bank, bearing interest at 2.95%, dated 04/30/2019, to be repurchased 05/01/2019 in the amount of $312,925,640 and collateralized by $286,515,000 of United States Treasury Notes, bearing interest at 2.75% due 08/31/2023 and by $70,780,000 of United States TIPS, bearing interest at 2.00% due 01/15/2026 having an approximate combined value of $322,786,551	312,900,000	312,900,000

Total Repurchase Agreements (cost $993,100,000)		993,100,000

TOTAL INVESTMENTS (cost $1,879,431,474)	143.8%	1,876,910,123
Liabilities in excess of other assets	(43.8)	(571,611,282)

NET ASSETS	100.0%	$1,305,298,841

REVERSE REPURCHASE AGREEMENTS(11) (12.4%)		(161,398,438)

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2019, the aggregate value of these securities was $103,352,564 representing 7.9% of net assets.

**	Denominated in United States Dollars unless otherwise indicated.
(1)	Collateralized Mortgage Obligation
(2)	Securities classified as Level 3 (see Note 1).
(3)	Collateralized Loan Obligation
(4)	Commercial Mortgage Backed Security
(5)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(6)	Interest Only
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at April 30, 2019.
(8)	Principal amount of security is adjusted for inflation.
(9)	Perpetual maturity - maturity date reflects the next call date.
(10)	Options - Purchased

Exchange-Traded Put Options - Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at April 30, 2019	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	December 2019	$1,975	581	$171,152,723	$2,533,720	$432,845	$(2,100,875)
S&P 500 Index	December 2019	2,225	581	171,152,723	4,807,621	920,885	(3,886,736)
S&P 500 Index	December 2019	2,575	581	171,152,723	3,318,113	2,515,730	(802,383)

					$10,659,454	$3,869,460	$(6,789,994)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Over the Counter Purchased Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at April 30, 2019	Unrealized Appreciation / (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.40% versus U.S. Treasury Bonds maturing on 05/16/2019	Bank of America	May 2019	3.40%	$24,500	$312,375	$3	$(312,372)

(11)	Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Amount Borrowed	Amount Payable
J.P. Morgan Securities LLC	2.52%	4/22/2019	5/6/2019	$(1,237,688)	$(1,238,468)
J.P. Morgan Securities LLC	2.63%	3/11/2019	5/7/2019	(86,256,250)	(86,577,626)
J.P. Morgan Securities LLC	2.60%	4/17/2019	7/16/2019	(36,885,750)	(36,923,046)
NatWest Markets Securities, Inc.	2.65%	4/29/2019	5/13/2019	(37,018,750)	(37,024,200)

				$(161,398,438)	$(161,763,340)

(12)	The security or portion thereof was pledged as collateral for reverse repurchase agreements.
(13)	The security or portion thereof was pledged as collateral to cover margin requirements for open derivative contracts.
(14)	Security in default

CLO - Collateralized Loan Obligation

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal Securities

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS - Treasury Inflation Protected Securities

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

3 ML GBP - 3 Month British Pound Sterling LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
365	Long	90 Day Euro Dollar	June 2019	88,530,443	88,927,687	$397,244
1,069	Long	90 Day Euro Dollar	December 2019	258,865,833	260,729,100	1,863,267
365	Short	90 Day Euro Dollar	June 2020	88,407,477	89,206,000	(798,523)
1,069	Short	90 Day Euro Dollar	December 2020	258,799,759	261,477,400	(2,677,641)
10	Short	Euro-Bund	June 2019	1,825,955	1,854,118	(28,163)
47	Short	Euro-OAT	June 2019	8,374,403	8,539,867	(165,464)
816	Long	Russell 2000 E-Mini Index	June 2019	62,852,787	65,043,360	2,190,573
5,473	Long	S&P 500 E-Mini Index	June 2019	760,568,146	806,857,025	46,288,879
22	Short	U.S. Treasury 10 Year Ultra Long Bonds	June 2019	2,855,503	2,899,188	(43,685)
854	Long	U.S. Treasury 2 Year Notes	June 2019	182,015,069	181,908,671	(106,398)
1,420	Short	U.S. Treasury 5 Year Notes	June 2019	164,360,171	164,209,687	150,484
485	Short	U.S. Treasury Long Bonds	June 2019	70,664,969	71,522,343	(857,374)

						$46,213,199

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	USD	1,127,469	EUR	1,001,000	05/03/2019	$—	$(4,747)
	USD	518,260	GBP	395,000	05/03/2019	—	(3,152)

						—	(7,899)

Barclays Bank PLC	GBP	6,405,000	USD	8,415,298	05/03/2019	62,728	—
	USD	528,810	INR	37,919,874	06/19/2019	12,163	—

						74,891	—

Citibank N.A.	GBP	6,010,000	USD	7,773,188	06/04/2019	—	(77,612)
	JPY	55,000,000	USD	500,692	05/15/2019	6,425	—
	RUB	151,385,980	USD	2,330,808	05/15/2019	—	(8,086)
	USD	7,760,122	GBP	6,010,000	05/03/2019	77,340	—
	USD	2,277,731	RUB	151,385,980	05/15/2019	61,163	—
	USD	502,148	COP	1,567,530,300	06/11/2019	—	(18,300)
	USD	2,572,275	MXN	50,556,000	08/14/2019	50,796	—
	USD	2,301,118	RUB	151,385,980	08/15/2019	7,806	—

						203,530	(103,998)

Goldman Sachs Bank USA	MXN	50,556,000	USD	2,572,571	08/14/2019	—	(50,500)
	USD	554,082	IDR	7,938,337,200	06/19/2019	663	—

						663	(50,500)

Net Unrealized Appreciation/(Depreciation)						$279,084	$(162,397)

COP - Colombian Peso

EUR - Euro Currency

GBP - British Pound Sterling

IDR - Indonesian Rupiah

INR - Indian Rupee

JPY - Japanese Yen

MXN - Mexican Peso

RUB - New Russian Ruble

USD - United States Dollar

Over the Counter Total Return Swap Contracts@

					Value
Counterparty	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio	Total Return Received or Paid by Portfolio	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank	130,595	05/23/2019	(3 Month USD LIBOR-BBA minus 10 bps)	MSCI EAFE Index	$—	$4,367,282

Centrally Cleared Interest Rate Swap Contracts@

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received (Paid) by the Portfolio /Frequency	Payments Made by the Portfolio / Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
EUR	6,600	02/03/2037	2.050%/Annually	6 Month USD EURIBOR-	$—	$357,878
				BBA/Annually
JPY	740,000	03/20/2038	6 Month JPY LIBOR-BBA/Semi-annually	0.750%/Semi-annually	97,308	(506,567)
GBP	2,500	02/01/2037	6 Month GBP LIBOR-BBA/Semi-annually	2.040%/Semi-annually	666	(110,067)
GBP	3,500	02/01/2037	6 Month GBP LIBOR-BBA/Semi-annually	2.050%/Semi-annually	—	(156,108)
GBP	14,100	09/18/2029	6 Month GBP LIBOR-BBA/Semi-annually	1.500%/Semi-annually	(98,865)	(94,471)
USD	5,800	08/20/2019	3 Month USD LIBOR-BBA/Quarterly	2.910%/Semi-annually	—	(4,455)
USD	300	09/14/2020	3 Month USD LIBOR-BBA/Quarterly	2.900%/Semi-annually	(1,430)	(205)
USD	113,100	06/19/2029	3 Month USD LIBOR-BBA/Quarterly	3.000%/Semi-annually	(4,715,352)	(168,767)
USD	500	06/19/2049	3 Month USD LIBOR-BBA/Quarterly	3.000%/Semi-annually	(28,115)	(212)
USD	54,400	02/04/2023	3 Month USD LIBOR-BBA/Quarterly	3.000%/Semi-annually	—	(799,966)

				Total	$(4,745,788)	$(1,482,940)

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(4)

						Value(3)
Reference Obligation	Fixed Deal Receive Rate / Payment Frequency		Maturity Date	Implied Credit Spread at April 30, 2019(1)	Notional Amount (2) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX ITRAXX Investment Grade Index	1.000	% /Quarterly	12/20/2023	0.5051%	$45,000	$(503,828)	$(464,482)

(1)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(2)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

BBA - British Banking Association

EUR - Euro Currency

LIBOR - London Interbank Offered Rate

USD - United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$57,591,718	$3,196,026	$60,787,744
U.S. Corporate Bonds & Notes	—	111,922,757	—	111,922,757
Foreign Corporate Bonds & Notes	—	58,473,535	—	58,473,535
U.S. Government Agencies	—	219,716,746	—	219,716,746
U.S. Government Treasuries	—	411,872,542	—	411,872,542
Foreign Government Obligations	—	7,114,188	—	7,114,188
Municipal Bonds & Notes	—	412,288	—	412,288
Preferred Securities/Capital Securities	—	4,242,237	—	4,242,237
Exchange-Traded Put Options — Purchased	3,869,460	—	—	3,869,460
Over the Counter Purchased Put Options on Interest Rate Swap Contracts	—	3	—	3
Short-Term Investment Securities	—	5,398,623	—	5,398,623
Repurchase Agreements	—	993,100,000	—	993,100,000

Total Investments at Value	$3,869,460	$1,869,844,637	$3,196,026	$1,876,910,123

Other Financial Instruments:+
Futures Contracts	$50,890,447	$—	$—	$50,890,447
Forward Foreign Currency Contracts	—	279,084	—	279,084
Over the Counter Total Return Swap Contracts	—	4,367,282	—	4,367,282
Centrally Cleared Interest Rate Swap Contracts	—	357,878	—	357,878

Total Other Financial Instruments	$50,890,447	$5,004,244	$—	$55,894,691

LIABILITIES:
Investments at Value:*
Reverse Repurchase Agreements	$—	$161,398,438	$—	$161,398,438

Other Financial Instruments:+
Futures Contracts	$4,677,248	$—	$—	$4,677,248
Forward Foreign Currency Contracts	—	162,397	—	162,397
Centrally Cleared Interest Rate Swap Contracts	—	1,840,818	—	1,840,818
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	464,482	—	464,482

Total Other Financial Instruments	$4,677,248	$2,467,697	$—	$7,144,945

*	For a detailed presentation of investments, please refer to the Portfolio of Invesments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES - 73.9%
Airlines - 0.4%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2020(1)	$65,522	$65,902
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	1,277,820	1,299,671

		1,365,573

Applications Software - 1.0%
CDK Global, Inc. Senior Notes 5.88% due 06/15/2026	1,563,000	1,645,057
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	1,705,000	1,748,691

		3,393,748

Auto-Heavy Duty Trucks - 0.9%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	1,595,000	1,613,215
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	1,607,000	1,639,140

		3,252,355

Batteries/Battery Systems - 1.3%
Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*	2,010,000	2,074,697
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	2,500,000	2,525,000

		4,599,697

Building & Construction Products-Misc. - 0.7%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	2,350,000	2,453,306

Building & Construction-Misc. - 0.9%
Frontdoor, Inc. Senior Notes 6.75% due 08/15/2026*	1,654,000	1,734,632
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	1,288,000	1,262,240

		2,996,872

Building-Heavy Construction - 1.2%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	1,610,000	1,700,562
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	2,571,000	2,574,214

		4,274,776

Cable/Satellite TV - 3.7%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	2,108,000	2,187,050
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	1,161,000	1,159,549
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	830,000	859,050
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	524,000	540,768
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	581,000	606,977
Charter Communications Operating LLC/Charter Communications Operating Capital FRS Senior Sec. Notes 4.23% (3 ML+1.65%) due 02/01/2024	1,686,000	1,695,879
CSC Holdings LLC Company Guar. Notes 5.38% due 07/15/2023*	395,000	403,887
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	5,155,000	5,310,320

		12,763,480

Casino Services - 0.7%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026	2,180,000	2,261,750

Cellular Telecom - 3.2%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	10,563,000	11,003,477

Chemicals-Fibers - 0.6%
Rayonier AM Products, Inc. Company Guar. Notes 5.50% due 06/01/2024*	2,150,000	2,053,250

Chemicals-Plastics - 0.4%
Neon Holdings, Inc. Senior Sec. Notes 10.13% due 04/01/2026*	1,479,000	1,523,370

Coal - 0.7%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	2,493,000	2,514,814

Commercial Services-Finance - 0.7%
Refinitiv US Holdings, Inc. Company Guar. Notes 8.25% due 11/15/2026*	2,516,000	2,549,790

Computer Software - 0.5%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	1,990,000	1,855,675

Computers - 1.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	3,890,000	4,214,689

Computers-Integrated Systems - 0.5%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024	2,127,000	1,776,045

Consumer Products-Misc. - 0.5%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	1,761,000	1,672,950

Containers-Metal/Glass - 1.2%
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023	975,000	995,728
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	1,295,000	1,450,400
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	1,673,000	1,706,460

		4,152,588

Containers-Paper/Plastic - 0.1%
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	328,000	340,300

Cosmetics & Toiletries - 1.2%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*	2,400,000	2,367,000
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*	1,761,000	1,752,195

		4,119,195

Diagnostic Equipment - 0.5%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	1,890,000	1,846,294

Dialysis Centers - 0.9%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	3,009,000	3,009,000

Distribution/Wholesale - 0.5%
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	1,685,000	1,710,275

Electronic Components-Semiconductors - 0.4%
Amkor Technology, Inc. Senior Notes 6.63% due 09/15/2027*	1,512,000	1,540,823

Electronic Parts Distribution - 0.7%
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	2,556,000	2,545,012

Electronic Security Devices - 0.5%
ADT Corp. Senior Sec. Notes 4.13% due 06/15/2023	1,700,000	1,662,804

Energy-Alternate Sources - 0.7%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	2,373,000	2,444,688

Enterprise Software/Service - 0.7%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	2,200,000	2,238,500

Finance-Auto Loans - 0.4%
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026*	1,446,000	1,521,915

Finance-Consumer Loans - 2.7%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	2,329,000	2,235,840
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	1,420,000	1,384,827
SLM Corp. Senior Notes 5.63% due 08/01/2033	3,076,000	2,476,180
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	2,425,000	2,600,812
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	714,000	766,658

		9,464,317

Finance-Credit Card - 0.7%
Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	2,400,000	2,451,000

Finance-Investment Banker/Broker - 0.5%
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	1,662,000	1,691,085

Finance-Mortgage Loan/Banker - 0.7%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	2,500,000	2,537,500

Food-Misc./Diversified - 0.5%
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	1,645,000	1,684,069

Food-Retail - 0.5%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	1,739,000	1,725,958

Gambling (Non-Hotel) - 0.5%
Scientific Games International, Inc. Company Guar. Notes 8.25% due 03/15/2026*	1,695,000	1,756,444
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014†*(1)	569,536	31,438

		1,787,882

Hotels/Motels - 0.8%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	952,000	997,220
Wyndham Worldwide Corp. Senior Sec. Notes 5.40% due 04/01/2024	875,000	896,875
Wyndham Worldwide Corp. Senior Sec. Notes 5.75% due 04/01/2027	805,000	809,025

		2,703,120

Insurance-Property/Casualty - 0.5%
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	1,715,000	1,727,863

Internet Connectivity Services - 0.5%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	1,598,000	1,649,935

Internet Content-Entertainment - 0.8%
Netflix, Inc. Senior Notes 4.38% due 11/15/2026	473,000	467,679
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	2,057,000	2,221,560

		2,689,239

Investment Companies - 0.6%
FS Energy & Power Fund Senior Sec. Notes 7.50% due 08/15/2023*	1,896,000	1,958,037

Machinery-Construction & Mining - 0.5%
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*	1,705,000	1,726,313

Medical Labs & Testing Services - 0.9%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	2,891,000	2,941,592

Medical Products - 0.4%
Hologic, Inc. Company Guar. Notes 4.38% due 10/15/2025*	1,350,000	1,337,344

Medical-Generic Drugs - 0.5%
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	1,616,000	1,676,277

Medical-HMO - 0.8%
Centene Corp. Senior Notes 4.75% due 01/15/2025	603,000	611,744
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	2,000,000	2,010,400

		2,622,144

Medical-Hospitals - 1.3%
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,205,000	1,286,996
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	3,175,000	3,341,687

		4,628,683

Metal Processors & Fabrication - 0.6%
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	1,957,000	2,037,726

Metal-Copper - 0.7%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	2,356,000	2,332,440

Metal-Iron - 0.6%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	2,084,000	2,073,997

Multimedia - 0.3%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	1,043,000	990,850

Oil Companies-Exploration & Production - 4.5%
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	1,705,000	1,743,362
Centennial Resource Production LLC Company Guar. Notes 6.88% due 04/01/2027*	1,650,000	1,709,813
Chaparral Energy, Inc. Senior Notes 8.75% due 07/15/2023*	2,934,000	2,163,825
Extraction Oil & Gas, Inc. Company Guar. Notes 5.63% due 02/01/2026*	2,150,000	1,763,000

Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	2,563,000	2,543,777
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	1,985,000	1,975,075
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	1,600,000	1,624,000
WildHorse Resource Development Corp. Company Guar. Notes 6.88% due 02/01/2025	2,000,000	2,010,000

		15,532,852

Oil Field Machinery & Equipment - 1.2%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	1,815,000	1,706,100
Hi-Crush Partners LP Company Guar. Notes 9.50% due 08/01/2026*	3,326,000	2,561,020

		4,267,120

Oil-Field Services - 2.2%
Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026	1,269,000	1,310,242
Calfrac Holdings LP Company Guar. Notes 8.50% due 06/15/2026*	1,740,000	1,444,200
Nine Energy Service, Inc. Senior Notes 8.75% due 11/01/2023*	937,000	967,452
Pioneer Energy Services Corp. Company Guar. Notes 6.13% due 03/15/2022	2,263,000	1,493,580
SESI LLC Company Guar. Notes 7.75% due 09/15/2024	445,000	328,188
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	1,550,000	1,630,414
USA Compression Partners LP/USA Compression Finance Corp. Senior Notes 6.88% due 09/01/2027*	414,000	435,735

		7,609,811

Pipelines - 4.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Senior Notes 5.75% due 03/01/2027*	937,000	955,740
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024	2,625,000	2,943,281
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	1,315,000	1,341,300
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	1,950,000	1,936,594
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	650,000	657,111
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	1,624,000	1,693,475
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	2,609,000	2,586,171
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023	362,000	343,900
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	2,131,000	2,104,362

		14,561,934

Poultry - 0.8%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	2,600,000	2,684,500

Publishing-Books - 0.5%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*	1,989,000	1,700,595

Radio - 0.6%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	2,141,000	2,202,554

Real Estate Investment Trusts - 5.7%
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	2,329,000	2,405,112
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	2,640,000	2,649,900
GEO Group, Inc. Company Guar. Notes 5.13% due 04/01/2023	1,040,000	972,400

GEO Group, Inc. Company Guar. Notes 5.88% due 10/15/2024	830,000	759,450
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	1,390,000	1,467,923
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	1,860,000	1,800,712
iStar, Inc. Senior Notes 5.25% due 09/15/2022	1,064,000	1,071,980
iStar, Inc. Senior Notes 6.00% due 04/01/2022	898,000	919,328
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027*	849,000	893,573
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	2,293,000	2,298,732
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	2,161,000	2,143,514
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	2,373,000	2,378,932

		19,761,556

Real Estate Management/Services - 1.0%
Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023	1,609,000	1,688,639
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*	1,979,000	1,886,897

		3,575,536

Real Estate Operations & Development - 1.4%
Greystar Real Estate Partners LLC Senior Sec. Notes 5.75% due 12/01/2025*	2,003,000	2,013,015
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	2,830,000	2,858,300

		4,871,315

Rental Auto/Equipment - 1.0%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	1,860,000	1,655,400
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	1,795,000	1,786,025

		3,441,425

Retail-Appliances - 0.7%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	2,449,000	2,449,000

Retail-Automobile - 0.5%
Lithia Motors, Inc. Company Guar. Notes 5.25% due 08/01/2025*	1,763,000	1,776,223

Retail-Pawn Shops - 0.5%
FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024*	1,650,000	1,687,125

Retail-Restaurants - 0.5%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	1,828,000	1,823,430

Rubber/Plastic Products - 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(2)(3)	750,000	0

Satellite Telecom - 0.5%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	1,675,000	1,693,844

Security Services - 0.5%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*	402,000	403,005
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	1,368,000	1,381,954

		1,784,959

Steel-Producers - 0.8%
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026	1,429,000	1,443,290
United States Steel Corp. Senior Notes 6.88% due 08/15/2025	1,363,000	1,279,039

		2,722,329

Telecommunication Equipment - 0.4%
Anixter, Inc. Company Guar. Notes 6.00% due 12/01/2025*	1,224,000	1,300,500

Telephone-Integrated - 2.2%
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	4,000,000	4,295,000

Frontier Communications Corp. Senior Notes 7.13% due 01/15/2023	2,600,000	1,618,500
Frontier Communications Corp. Senior Notes 7.63% due 04/15/2024	2,973,000	1,642,582

		7,556,082

Television - 1.4%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027	1,050,000	1,126,125
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	1,977,000	2,169,757
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	1,324,000	1,347,170
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	325,000	334,955

		4,978,007

Total U.S. Corporate Bonds & Notes (cost $255,748,973)		256,075,079

FOREIGN CORPORATE BONDS & NOTES - 16.4%
Agricultural Chemicals - 1.1%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	2,070,000	2,132,100
OCI NV Senior Sec. Notes 6.63% due 04/15/2023*	1,544,000	1,608,076

		3,740,176

Auto/Truck Parts & Equipment-Original - 0.6%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*	2,065,000	1,894,638

Cable/Satellite TV - 2.5%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	3,365,000	3,415,475
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*	3,825,000	3,605,062
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*	1,600,000	1,635,520

		8,656,057

Cellular Telecom - 1.6%
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*	550,000	574,750
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*	2,185,000	2,187,163
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	2,808,000	2,844,855

		5,606,768

Chemicals-Diversified - 0.6%
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	2,300,000	2,236,750

Computers-Memory Devices - 0.5%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	1,765,000	1,725,569

Containers-Paper/Plastic - 0.6%
Intertape Polymer Group, Inc. Senior Notes 7.00% due 10/15/2026*	2,048,000	2,094,080

Diversified Minerals - 0.7%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 5.13% due 03/15/2023*	2,350,000	2,393,475

Food-Meat Products - 1.0%
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.75% due 06/15/2025*	602,000	615,545
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*	1,860,000	1,913,475
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. Company Guar. Notes 6.50% due 04/15/2029*	877,000	929,620

		3,458,640

Gambling (Non-Hotel) - 0.3%
Cirsa Finance International SARL Senior Sec. Notes 7.88% due 12/20/2023*	1,085,000	1,123,129

Medical-Drugs - 1.0%
Bausch Health Cos., Inc. Company Guar. Notes 5.88% due 05/15/2023*	3,503,000	3,529,973

Metal-Copper - 0.6%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*	916,000	864,475
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	1,182,000	1,170,771

		2,035,246

Metal-Iron - 0.5%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	1,699,000	1,742,664

Oil & Gas Drilling - 0.9%
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*	1,407,000	1,361,272
Shelf Drilling Holdings, Ltd. Company Guar. Notes 8.25% due 02/15/2025*	1,700,000	1,666,000

		3,027,272

Oil Companies-Exploration & Production - 0.7%
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	2,526,000	2,538,630

Oil-Field Services - 0.4%
KCA Deutag UK Finance PLC Senior Sec. Notes 9.88% due 04/01/2022*	1,396,000	1,214,520

Paper & Related Products - 0.4%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	1,003,000	1,010,523
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	360,000	364,500

		1,375,023

Satellite Telecom - 1.1%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	2,411,000	2,181,955
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*	1,524,000	1,651,635

		3,833,590

Security Services - 0.6%
Garda World Security Corp. Senior Notes 8.75% due 05/15/2025*	2,210,000	2,083,367

Special Purpose Entity - 0.0%
Hellas Telecommunications Luxembourg II SCA Sub. Notes 6.03% due 01/15/2015†*(1)(2)(3)	1,210,000	0

Transport-Equipment & Leasing - 0.7%
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*	1,675,000	1,736,238
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	797,000	831,630

		2,567,868

Total Foreign Corporate Bonds & Notes (cost $57,559,299)		56,877,435

LOANS(5)(6)(7) - 2.0%
Building-Residential/Commercial - 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2013†(1)	2,037,810	0

Disposable Medical Products - 0.5%
Sterigenics-Nordion Holdings LLC FRS BTL 5.48% (1 ML+3.00%) due 05/15/2022	1,656,774	1,647,454

E-Commerce/Services - 0.2%
RentPath LLC FRS 2nd Lien 11.49% (1 ML+9.00%) due 12/17/2022	2,913,240	572,938

Human Resources - 0.4%
Team Health Holdings, Inc. FRS 1st Lien 5.23% (1 ML+2.75%) due 02/06/2024	1,606,802	1,504,369

Retail-Vitamins & Nutrition Supplements - 0.4%
JP Intermediate B LLC FRS BTL 8.08% (3 ML+5.50%) due 11/20/2025	1,618,903	1,424,635

Theaters - 0.5%
William Morris Endeavor Entertainment LLC FRS BTL-B1 5.36% (1 ML+2.75%) due 05/29/2025	1,769,000	1,721,826

Total Loans (cost $9,337,453)		6,871,222

COMMON STOCKS - 0.2%
Television - 0.2%
ION Media Networks, Inc.†(1)(4) (cost $8)	822	779,872

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.5%
Food-Dairy Products - 0.5%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028* (cost $1,471,993)	1,410,000	1,526,325

Total Long-Term Investment Securities (cost $324,117,726)		322,129,933

SHORT-TERM INVESTMENT SECURITIES - 5.2%
Registered Investment Companies - 5.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.37%(8) (cost $18,140,505)	18,140,505	18,140,505

TOTAL INVESTMENTS (cost $342,258,231)	98.2%	340,270,438
Other assets less liabilities	1.8	6,368,691

NET ASSETS	100.0%	$346,639,129

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2019, the aggregate value of these securities was $189,527,180 representing 54.7% of net assets.

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Security in default of interest and principal at maturity.
(3)	Company has filed for bankruptcy protection.
(4)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc	03/05/2014	822	$8	$779,872	$948.75	0.22%

(5)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(6)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(7)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(8)	The rate shown is the 7-day yield as of April 30, 2019.

FRS	- Floating Rate Security

The rates shown on FRS are the current interest rates at April 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1Month USD LIBOR

3 ML - 3Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes:
Airlines	$—	$1,299,671	$65,902	$1,365,573
Gambling (Non-Hotel)	—	1,756,444	31,438	1,787,882
Rubber/Plastic Products	—	—	0	0
Other Industries	—	252,921,624	—	252,921,624
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	56,877,435	—	56,877,435
Loans:
Building-Residential/Commercial	—	—	0	0
Other Industries	—	6,871,222	—	6,871,222
Common Stocks	—	—	779,872	779,872
Preferred Securities/Capital Securities	—	1,526,325	—	1,526,325
Short-Term Investment Securities	18,140,505	—	—	18,140,505

Total Investments at Value	$18,140,505	$321,252,721	$877,212	$340,270,438

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Putnam International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 97.5%
Australia - 4.3%
Australia & New Zealand Banking Group, Ltd.	288,257	$5,527,225
Boral, Ltd.	289,911	991,208
QBE Insurance Group, Ltd.	302,018	2,752,896
Telstra Corp., Ltd.	635,259	1,513,652
Vicinity Centres	129,648	232,144

		11,017,125

Canada - 4.9%
BCE, Inc.	54,900	2,456,301
Encana Corp.	252,900	1,751,819
Magna International, Inc.	45,812	2,549,974
Suncor Energy, Inc.	173,851	5,733,177

		12,491,271

Finland - 0.9%
Fortum Oyj	103,425	2,185,469

France - 15.3%
AXA SA	185,129	4,930,431
Cie de Saint-Gobain	51,720	2,113,855
Eurazeo SE	38,624	3,030,283
Natixis SA	386,072	2,272,481
Sanofi	85,163	7,401,757
SCOR SE	5,975	243,669
Societe Generale SA	114,613	3,627,681
TOTAL SA	67,137	3,730,783
Veolia Environnement SA	180,865	4,272,196
Vinci SA	70,190	7,086,837

		38,709,973

Germany - 4.2%
Allianz SE	14,858	3,579,586
KION Group AG	26,287	1,799,674
Siemens AG	43,245	5,177,276

		10,556,536

Hong Kong - 2.5%
AIA Group, Ltd.	611,400	6,231,061

Ireland - 4.2%
Bank of Ireland Group PLC	284,609	1,816,348
CRH PLC	74,247	2,492,435
Dalata Hotel Group PLC	365,762	2,416,307
Kerry Group PLC, Class A (ISE)	26,082	2,919,508
Kerry Group PLC, Class A (LSE)	9,593	1,071,648

		10,716,246

Italy - 0.6%
Telecom Italia SpA (RSP)	2,822,412	1,471,696

Japan - 19.9%
Hoya Corp.	30,900	2,177,035
ITOCHU Corp.	175,700	3,165,698
Japan Airlines Co., Ltd.	93,400	3,130,877
KDDI Corp.	64,400	1,472,120
Kyocera Corp.	24,000	1,543,524
Mitsubishi Corp.	211,000	5,807,338
Mizuho Financial Group, Inc.	1,394,600	2,180,409
Nintendo Co., Ltd.	4,300	1,474,541
Nippon Telegraph & Telephone Corp.	102,900	4,272,404
Nissan Motor Co., Ltd.	153,800	1,230,184
NSK, Ltd.	194,600	2,017,937
ORIX Corp.	176,500	2,483,335
Panasonic Corp.	185,400	1,706,954
Sanwa Holdings Corp.	226,400	2,702,287
SCREEN Holdings Co., Ltd.	46,900	2,262,463
Seven & i Holdings Co., Ltd.	55,200	1,915,189
Shiseido Co., Ltd.	25,700	2,021,858
Sony Corp.	48,100	2,436,531
Sumitomo Mitsui Financial Group, Inc.	132,600	4,806,133
Yamaha Motor Co., Ltd.	83,300	1,703,556

		50,510,373

Jersey - 2.1%
Ferguson PLC	40,317	2,859,992
Glencore PLC	598,268	2,374,361

		5,234,353

Netherlands - 6.2%
ING Groep NV	717,337	9,136,647
Koninklijke Ahold Delhaize NV	125,439	3,019,260
Unilever NV CVA	57,416	3,474,906

		15,630,813

Norway - 1.0%
DNB ASA	134,026	2,573,345

Singapore - 0.9%
DBS Group Holdings, Ltd.	112,900	2,344,993

South Korea - 1.6%
Samsung Electronics Co., Ltd.	106,159	4,166,751

Spain - 1.3%
Aena SME SA*	11,893	2,205,636
CaixaBank SA	320,147	1,019,420

		3,225,056

Sweden - 1.7%
Skandinaviska Enskilda Banken AB, Class A	223,984	2,137,213
Tele2 AB, Class B	172,631	2,303,043

		4,440,256

Switzerland - 7.0%
Alcon, Inc.†	14,436	831,350
Chubb, Ltd.	29,406	4,269,751
Credit Suisse Group AG	118,775	1,585,299
LafargeHolcim, Ltd.	36,779	1,890,656
Novartis AG	72,180	5,894,399
SIG Combibloc Group AG	155,568	1,514,534
UBS Group AG	135,501	1,817,186

		17,803,175

Taiwan - 0.5%
Sino-American Silicon Products, Inc.	615,000	1,329,472

United Kingdom - 18.4%
Ashtead Group PLC	84,169	2,329,031
AstraZeneca PLC	75,524	5,639,155
BAE Systems PLC	499,469	3,217,460
Imperial Brands PLC	86,598	2,750,824
Lloyds Banking Group PLC	1,496,604	1,221,098
Prudential PLC	267,956	6,062,345
Quilter PLC*	1,576,629	3,034,133
Rio Tinto PLC	95,266	5,546,731

Royal Dutch Shell PLC, Class A	207,722	6,635,302
Royal Dutch Shell PLC, Class B	116,216	3,734,844
SSE PLC	177,745	2,652,717
Vodafone Group PLC	2,020,339	3,741,022

		46,564,662

Total Long-Term Investment Securities (cost $238,353,461)		247,202,626

SHORT-TERM INVESTMENT SECURITIES - 0.2%
United States Treasury Bills
2.38% due 05/23/2019	$120,000	119,826
2.39% due 07/18/2019	142,000	141,270
2.43% due 07/18/2019	59,000	58,696
2.44% due 07/25/2019	64,000	63,643

Total Short-Term Investment Securities (cost $383,422)		383,435

REPURCHASE AGREEMENTS - 1.5%
Agreement with Bank of America, N.A, bearing interest at 2.72%, dated 04/30/2019, to be repurchased 05/01/2019 in the amount of $3,927,297 and collateralized by $4,012,000 of United States Treasury Notes, bearing interest at 2.38%, due 04/30/2026 and having an approximate value of $4,007,612. (cost $3,927,000)	3,927,000	3,927,000

TOTAL INVESTMENTS (cost $242,663,883)	99.2%	251,513,061
Other assets less liabilities	0.8	1,918,358

NET ASSETS	100.0%	$253,431,419

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2019, the aggregate value of these securities was $5,239,769 representing 2.1% of net assets.

†	Non-income producing security

CVA - Certification Van Aandelen (Dutch Cert.)

ISE - Irish Stock Exchange

LSE - London Stock Exchange

RSP - Risparmio Shares-Savings Shares on the Italian Stock Exchange

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America N.A.	CAD	2,466,400	USD	1,852,442	07/17/2019	$7,894	$—
	EUR	756,700	USD	857,387	06/19/2019	5,205	—
	JPY	371,505,200	USD	3,350,269	05/15/2019	11,672	—
	USD	3,435,267	JPY	371,505,200	05/15/2019	—	(96,670)
	USD	1,172,092	GBP	881,000	06/19/2019	—	(20,336)
	USD	2,248,006	JPY	248,734,400	08/21/2019	4,647	—

						29,418	(117,006)

Barclays Bank PLC	CAD	658,600	USD	493,559	07/17/2019	1,011	—
	CHF	7,269,900	USD	7,357,007	06/19/2019	189,502	—
	EUR	590,400	USD	666,097	06/19/2019	1,199	—
	GBP	417,800	USD	552,988	06/19/2019	6,786	—
	HKD	32,825,400	USD	4,185,502	05/15/2019	394	—
	USD	4,197,654	HKD	32,825,400	05/15/2019	—	(12,545)
	USD	851,904	EUR	749,300	06/19/2019	—	(8,055)
	USD	3,009,093	GBP	2,268,700	06/19/2019	—	(43,157)
	USD	4,192,534	HKD	32,825,400	08/21/2019	—	(720)

						198,892	(64,477)

Citibank N.A.	CAD	4,350,600	USD	3,268,547	07/17/2019	14,862	—
	EUR	1,153,100	USD	1,324,180	06/19/2019	25,579	—
	JPY	292,950,100	USD	2,624,295	05/15/2019	—	(8,352)
	USD	2,708,786	JPY	292,950,100	05/15/2019	—	(76,139)
	USD	1,369,685	DKK	8,903,300	06/19/2019	—	(26,176)
	USD	568,769	GBP	427,500	06/19/2019	—	(9,886)
	USD	2,644,933	JPY	292,950,100	08/21/2019	8,157	—

						48,598	(120,553)

Credit Suisse International	JPY	107,694,900	USD	964,118	05/15/2019	—	(3,701)
	USD	965,118	JPY	107,694,900	05/15/2019	2,701	—

						2,701	(3,701)

Goldman Sachs International	CAD	77,300	USD	58,047	07/17/2019	236	—
	JPY	248,580,500	USD	2,226,276	05/15/2019	—	(7,636)
	TWD	40,727,700	USD	1,327,542	05/15/2019	9,618	—
	TWD	36,186,700	USD	1,172,989	08/21/2019	—	(2,525)
	USD	2,250,295	JPY	248,580,500	05/15/2019	—	(16,383)
	USD	1,316,395	TWD	40,727,700	05/15/2019	1,529	—
	USD	609,125	NZD	890,000	07/17/2019	—	(13,846)
	USD	1,271,047	JPY	140,885,600	08/21/2019	4,878	—

						16,261	(40,390)

HSBC Bank USA N.A.	EUR	192,500	USD	221,040	06/19/2019	4,250	—
	USD	1,984,233	EUR	1,739,800	06/19/2019	—	(24,902)

						4,250	(24,902)

JPMorgan Chase Bank N.A.	CAD	2,685,000	USD	2,016,530	07/17/2019	8,498	—
	EUR	199,300	USD	228,862	06/19/2019	4,414	—
	JPY	169,909,900	USD	1,521,427	05/15/2019	—	(5,498)
	KRW	4,643,594,200	USD	4,158,318	05/15/2019	169,282	—
	KRW	4,502,207,900	USD	3,892,455	08/21/2019	10,778	—
	NOK	5,482,300	USD	637,675	06/19/2019	1,029	—
	SGD	1,454,800	USD	1,067,221	05/15/2019	—	(2,608)
	USD	1,571,516	JPY	169,909,900	05/15/2019	—	(44,590)
	USD	4,003,771	KRW	4,643,594,200	05/15/2019	—	(14,735)
	USD	1,079,785	SGD	1,454,800	05/15/2019	—	(9,956)
	USD	6,015,947	CHF	5,945,500	06/19/2019	—	(154,188)
	USD	2,181,062	GBP	1,639,800	06/19/2019	—	(37,305)
	USD	4,244,605	AUD	5,945,600	07/17/2019	—	(45,579)
	USD	1,533,358	JPY	169,909,900	08/21/2019	5,423	—
	USD	1,069,258	SGD	1,454,800	08/21/2019	2,459	—

						201,883	(314,459)

State Street Bank and Trust Co.	CAD	1,931,400	USD	1,451,060	07/17/2019	6,623	—
	JPY	249,638,900	USD	2,234,995	05/15/2019	—	(8,429)
	SEK	3,780,200	USD	407,964	06/19/2019	8,411	—
	USD	2,286,986	JPY	249,638,900	05/15/2019	—	(43,562)
	USD	116,113	SEK	1,065,300	06/19/2019	—	(3,515)
	USD	2,831,958	AUD	3,966,900	07/17/2019	—	(30,371)
	USD	1,468,957	ILS	5,284,700	07/17/2019	7,339	—
	USD	2,252,581	JPY	249,638,900	08/21/2019	8,263	—

						30,636	(85,877)

UBS AG	CAD	2,561,300	USD	1,923,887	07/17/2019	8,368	—

Westpac Banking Corp.	CAD	1,929,200	USD	1,448,745	07/17/2019	5,956	—

Net Unrealized Appreciation/(Depreciation)						$546,962	$(771,365)

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro Currency

GBP - Pound Sterling

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

KRW - South Korean Won

NOK - Norweigian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

TWD - New Taiwan Dollar

USD - United States Dollar

Industry Allocation*
Banks-Commercial	9.5%
Oil Companies-Integrated	7.8
Medical-Drugs	7.4
Diversified Banking Institutions	6.8
Insurance-Multi-line	5.1
Insurance-Life/Health	4.9
Import/Export	3.5
Metal-Diversified	3.2
Cellular Telecom	3.0
Telephone-Integrated	2.9
Building-Heavy Construction	2.8
Electronic Components-Misc.	2.3
Cosmetics & Toiletries	2.2
Building Products-Cement	2.2
Electronic Components-Semiconductors	2.1
Diversified Manufacturing Operations	2.1
Food-Retail	1.9
Electric-Integrated	1.9
Water	1.7
Audio/Video Products	1.7
Food-Misc./Diversified	1.5
Repurchase Agreements	1.5
Aerospace/Defense	1.3
Airlines	1.2
Investment Management/Advisor Services	1.2
Private Equity	1.2
Distribution/Wholesale	1.1
Insurance-Property/Casualty	1.1
Tobacco	1.1
Building Products-Doors & Windows	1.1
Auto/Truck Parts & Equipment-Original	1.0
Finance-Leasing Companies	1.0
Telecom Services	1.0
Hotels/Motels	1.0
Rental Auto/Equipment	0.9
Airport Development/Maintenance	0.9
Building & Construction Products-Misc.	0.8
Metal Processors & Fabrication	0.8
Machinery-Material Handling	0.7
Oil Companies-Exploration & Production	0.7
Motorcycle/Motor Scooter	0.7
Machinery-General Industrial	0.6
Toys	0.6
Auto-Cars/Light Trucks	0.5
Medical Instruments	0.3
U.S. Government Treasuries	0.2
Insurance-Reinsurance	0.1
Real Estate Investment Trusts	0.1

99.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$196,692,253	$50,510,373	**	$—	$247,202,626
Short-Term Investment Securities	—	383,435		—	383,435
Repurchase Agreements	—	3,927,000		—	3,927,000

Total Investments at Value	$196,692,253	$54,820,808		$—	$251,513,061

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$546,962		$—	$546,962

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$771,365		$—	$771,365

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (See Note 1).
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)

ASSET BACKED SECURITIES - 0.6%
United States - 0.6%
Flagstar Mtg. Trust VRS Series 2017-2, Class A5 3.50% due 10/25/2047*(1)(2)	$1,202,704	$1,201,623
JP Morgan Mtg. Trust VRS Series 2017-4, Class A5 3.50% due 11/25/2048*(1)(2)	1,300,117	1,306,278
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(2)	1,017,586	1,003,710
Total Asset Backed Securities (cost $3,569,238)		3,511,611
FOREIGN CORPORATE BONDS & NOTES - 5.2%
Australia - 0.2%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	1,290,000	1,268,991
Canada - 0.8%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 01/15/2023	153,000	151,811
Canadian Natural Resources, Ltd. Senior Notes 4.95% due 06/01/2047	1,200,000	1,307,864
Cenovus Energy, Inc. Senior Notes 5.40% due 06/15/2047	1,400,000	1,467,568
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	485,000	503,131
Rogers Communications, Inc. Company Guar. Notes 4.35% due 05/01/2049	1,410,000	1,420,927
		4,851,301
Cayman Islands - 0.1%
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.63% due 05/01/2022*	318,000	318,652
France - 0.4%
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	2,250,000	2,237,263
Germany - 0.1%
Deutsche Bank AG Senior Notes 3.95% due 02/27/2023	363,000	356,249
Hong Kong - 0.1%
AIA Group, Ltd. Senior Notes 3.60% due 04/09/2029*	750,000	752,442
Ireland - 0.6%
Bank of Ireland Group PLC Senior Notes 4.50% due 11/25/2023*	1,708,000	1,749,467
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	1,835,000	1,813,264
		3,562,731
Luxembourg - 0.2%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 3.50% due 03/21/2026	1,049,000	1,054,773
Netherlands - 0.3%
Enel Finance International NV Company Guar. Notes 4.63% due 09/14/2025*	1,044,000	1,085,178
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.20% due 07/21/2021	1,170,000	1,124,174
		2,209,352
Spain - 0.5%
Banco Santander SA Senior Notes 3.13% due 02/23/2023	1,800,000	1,795,745
Banco Santander SA Senior Notes 3.72% due 04/12/2023	200,000	199,425
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,107,000	1,142,240
		3,137,410
United Kingdom - 1.1%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/2021*	325,000	367,543
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	959,000	965,787
HSBC Holdings PLC Senior Notes 3.80% due 03/11/2025	872,000	888,302
Lloyds Banking Group PLC Senior Notes 3.90% due 03/12/2024	700,000	713,593
Lloyds Banking Group PLC Senior Notes 4.05% due 08/16/2023	279,000	285,835
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	930,000	938,499
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025	405,000	412,896
Santander UK Group Holdings PLC Senior Notes 4.80% due 11/15/2024	1,005,000	1,050,333

Standard Chartered PLC Senior Notes 3.89% due 03/15/2024*	1,289,000	1,301,713
		6,924,501
United States - 0.8%
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	750,000	843,742
Broadcom, Inc. Company Guar. Notes 3.13% due 10/15/2022*	1,766,000	1,756,704
Broadcom, Inc. Company Guar. Notes 3.63% due 10/15/2024*	485,000	478,725
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028	710,000	751,508
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	907,000	940,508
		4,771,187
Total Foreign Corporate Bonds & Notes (cost $30,997,953)		31,444,852
U.S. CORPORATE BONDS & NOTES - 23.1%
United States - 23.1%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 01/15/2024	139,000	144,832
Allstate Corp. Senior Notes 3.03% due 03/29/2021	250,000	250,336
Altria Group, Inc. Company Guar. Notes 3.80% due 02/14/2024	580,000	590,817
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	395,000	330,239
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	330,000	342,906
American Tower Corp. Senior Notes 3.38% due 10/15/2026	1,544,000	1,522,941
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	500,000	497,441
Amphenol Corp. Senior Notes 3.20% due 04/01/2024	372,000	375,493
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	101,000	102,898
Analog Devices, Inc. Senior Notes 2.95% due 01/12/2021	612,000	613,473
Analog Devices, Inc. Senior Notes 3.13% due 12/05/2023	925,000	931,898
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	380,000	331,152
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.00% due 04/13/2028	165,000	168,289
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	2,090,000	2,097,022
AT&T, Inc. Senior Notes 4.13% due 02/17/2026	660,000	681,714
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	655,000	670,870
AT&T, Inc. Senior Notes 4.30% due 12/15/2042	1,275,000	1,203,304
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	477,000	473,608
AXA Equitable Holdings, Inc. Senior Notes 4.35% due 04/20/2028	302,000	309,191
AXA Equitable Holdings, Inc. Senior Notes 5.00% due 04/20/2048	731,000	725,018
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	903,000	899,314
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	1,414,000	1,415,198
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	320,000	322,900
Bank of America Corp. Senior Notes 3.56% due 04/23/2027	3,035,000	3,055,033
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	2,300,000	2,646,144
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024	2,961,000	2,897,688
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	603,000	611,227
Bayer US Finance II LLC Company Guar. Notes 4.63% due 06/25/2038*	681,000	651,187
BB&T Corp Senior Notes 2.85% due 10/26/2024	1,885,000	1,882,411

Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	2,280,000	2,285,144
Boston Scientific Corp. Senior Notes 3.45% due 03/01/2024	723,000	735,960
Campbell Soup Co. Senior Notes 3.95% due 03/15/2025	550,000	558,872
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	478,000	478,942
Capital One Financial Corp. Senior Notes 3.05% due 03/09/2022	1,815,000	1,821,853
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	615,000	651,719
Citigroup, Inc. Senior Notes 3.30% due 04/27/2025	1,000,000	1,004,351
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	1,550,000	1,579,822
Citigroup, Inc. Senior Notes 4.04% due 06/01/2024	2,450,000	2,528,930
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	1,584,000	1,704,608
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	457,000	496,478
Comerica, Inc. Senior Notes 3.70% due 07/31/2023	640,000	659,540
Compass Bank Senior Notes 3.50% due 06/11/2021	1,500,000	1,515,705
Conagra Brands, Inc. Senior Notes 3.80% due 10/22/2021	1,287,000	1,312,188
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	824,000	857,066
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	1,443,000	1,446,626
Constellation Brands, Inc. Company Guar. Notes 3.20% due 02/15/2023	811,000	815,295
Constellation Brands, Inc. Company Guar. Notes 3.38% due 11/15/2021	1,045,000	1,045,790
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	275,000	282,216
Cox Communications, Inc. Senior Notes 4.60% due 08/15/2047*	1,000,000	959,636
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	450,000	448,182
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	1,500,000	1,503,916
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	1,418,000	1,399,152
Dell International LLC/EMC Corp. Senior Sec. Notes 4.90% due 10/01/2026*	715,000	732,357
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029*	926,000	954,521
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045	1,500,000	1,555,283
Devon Energy Corp. Senior Notes 5.85% due 12/15/2025	650,000	738,430
Digital Realty Trust LP Company Guar. Notes 3.70% due 08/15/2027	3,008,000	2,997,277
Discover Financial Services Senior Notes 4.50% due 01/30/2026	1,747,000	1,814,587
Dollar Tree, Inc. Senior Notes 3.29% due 04/17/2020	1,210,000	1,210,095
DowDuPont, Inc. Senior Notes 4.21% due 11/15/2023	1,236,000	1,295,585
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.70% due 06/15/2046	80,000	76,960
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	500,000	538,278
Energy Transfer Partners LP Company Guar. Notes 4.05% due 03/15/2025	460,000	467,176
EnLink Midstream LLC Company Guar. Notes 5.38% due 06/01/2029	188,000	188,713
EQT Corp. Senior Notes 3.90% due 10/01/2027	1,467,000	1,384,533
FedEx Corp. Company Guar. Notes 4.05% due 02/15/2048	128,000	114,195

FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	531,000	488,746
Fifth Third Bancorp Senior Notes 3.65% due 01/25/2024	1,413,000	1,452,772
First Republic Bank Sub. Notes 4.63% due 02/13/2047	1,020,000	1,023,570
Fortive Corp. Senior Notes 2.35% due 06/15/2021	1,020,000	1,009,567
General Electric Co. Senior Notes 4.13% due 10/09/2042	763,000	672,842
General Mills, Inc. Senior Notes 3.60% due 10/17/2023	645,000	650,359
General Mills, Inc. Senior Notes 4.00% due 04/17/2025	856,000	890,654
General Motors Financial Co., Inc. Company Guar. Notes 3.15% due 06/30/2022	331,000	328,692
Hewlett Packard Enterprise Co. Senior Notes 3.60% due 10/15/2020	1,915,000	1,932,908
Hexcel Corp. Senior Notes 3.95% due 02/15/2027	1,465,000	1,459,384
High Street Funding Trust II Company Guar. Notes 4.68% due 02/15/2048*	395,000	402,315
International Flavors & Fragrances, Inc. Senior Notes 5.00% due 09/26/2048	1,242,000	1,300,729
JPMorgan Chase & Co. Senior Notes 2.95% due 10/01/2026	271,000	265,218
JPMorgan Chase & Co. Senior Notes 3.32% due 04/23/2024	3,189,000	3,172,991
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	826,000	827,799
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	1,650,000	1,723,941
Keurig Dr Pepper, Inc. Company Guar. Notes 4.06% due 05/25/2023*	810,000	834,558
KeyBank NA Senior Notes 3.38% due 03/07/2023	1,000,000	1,021,204
Keysight Technologies, Inc. Senior Notes 4.60% due 04/06/2027	801,000	830,885
Kroger Co. Senior Notes 3.88% due 10/15/2046	254,000	214,675
Kroger Co. Senior Notes 4.45% due 02/01/2047	1,357,000	1,246,337
Kroger Co. Senior Notes 5.15% due 08/01/2043	205,000	205,150
Manufacturers & Traders Trust Co. Sub. Notes 3.40% due 08/17/2027	1,500,000	1,533,034
Maple Escrow Subsidiary, Inc. Company Guar. Notes 3.55% due 05/25/2021*	810,000	819,262
Marathon Petroleum Corp. Senior Notes 4.50% due 04/01/2048*	1,029,000	990,004
Marriott International, Inc. Senior Notes 3.23% due 12/01/2020	1,084,000	1,087,553
Merck & Co, Inc. Senior Notes 3.40% due 03/07/2029	329,000	335,381
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	872,000	936,475
Morgan Stanley Senior Notes 3.88% due 01/27/2026	1,860,000	1,906,146
Morgan Stanley Senior Notes 4.43% due 01/23/2030	2,396,000	2,536,157
Mosaic Co. Senior Notes 3.25% due 11/15/2022	644,000	645,757
Mosaic Co. Senior Notes 4.25% due 11/15/2023	237,000	246,759
Motorola Solutions, Inc. Senior Notes 4.60% due 02/23/2028	1,808,000	1,830,284
MPLX LP Senior Notes 4.50% due 04/15/2038	1,944,000	1,864,443
Newell Brands, Inc. Senior Notes 4.20% due 04/01/2026	487,000	463,443
Newell Rubbermaid, Inc. Senior Notes 3.85% due 04/01/2023	660,000	656,085
Noble Energy, Inc. Senior Notes 3.85% due 01/15/2028	345,000	343,787

Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	197,000	203,487
Norfolk Southern Corp. Senior Notes 3.00% due 04/01/2022	500,000	502,684
Nucor Corp. Senior Notes 4.40% due 05/01/2048	604,000	622,900
ONEOK, Inc. Company Guar. Notes 4.35% due 03/15/2029	850,000	873,781
Packaging Corp. of America Senior Notes 2.45% due 12/15/2020	490,000	486,125
PNC Bank NA Sub. Notes 2.70% due 11/01/2022	790,000	786,530
PNC Bank NA Senior Notes 2.95% due 02/23/2025	595,000	593,649
PNC Bank NA Senior Notes 3.25% due 06/01/2025	1,500,000	1,519,470
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	1,500,000	1,491,632
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	500,000	503,481
Roper Technologies, Inc. Senior Notes 3.65% due 09/15/2023	1,973,000	2,018,820
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	2,000,000	2,025,823
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	340,000	373,585
Sempra Energy Senior Notes 3.55% due 06/15/2024	1,000,000	1,011,840
Sempra Energy Senior Notes 3.80% due 02/01/2038	1,145,000	1,056,588
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022	1,197,000	1,190,361
Southern California Edison Co. 1st Mtg. Bonds 4.20% due 03/01/2029	1,585,000	1,633,486
SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	1,206,000	1,201,095
Synchrony Financial Senior Notes 3.95% due 12/01/2027	511,000	489,278
Synchrony Financial Senior Notes 4.38% due 03/19/2024	263,000	268,774
Texas Instruments, Inc. Senior Notes 3.88% due 03/15/2039	1,154,000	1,178,241
The Dow Chemical Co. Senior Notes 9.40% due 05/15/2039	363,000	557,440
Tyson Foods, Inc. Senior Notes 4.00% due 03/01/2026	960,000	988,830
Union Electric Co. 1st Mtg. Notes 3.50% due 03/15/2029	975,000	993,520
United Technologies Corp. Senior Notes 2.80% due 05/04/2024	319,000	315,618
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	676,000	706,277
United Technologies Corp. Senior Notes 4.45% due 11/16/2038	178,000	185,649
UnitedHealth Group, Inc. Senior Notes 4.45% due 12/15/2048	444,000	471,053
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	933,000	946,264
Ventas Realty LP Company Guar. Notes 3.50% due 02/01/2025	750,000	754,464
Verizon Communications, Inc. Senior Notes 3.85% due 11/01/2042	2,136,000	2,040,578
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	1,229,000	1,257,420
Vornado Realty LP Senior Notes 3.50% due 01/15/2025	1,010,000	1,004,106
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	1,182,000	1,216,330
Welltower, Inc. Senior Notes 3.63% due 03/15/2024	785,000	801,312
Williams Partners LP Senior Notes 4.00% due 09/15/2025	2,120,000	2,178,501
Williams Partners LP Senior Notes 4.85% due 03/01/2048	345,000	345,677
ZB NA Senior Notes 3.50% due 08/27/2021	595,000	602,129

Total U.S. Corporate Bonds & Notes (cost $138,579,907)		140,451,189

U.S. GOVERNMENT TREASURIES - 0.2%
United States - 0.2%
United States Treasury Notes 3.13% due 11/15/2028 (cost $1,477,147)	1,422,500	1,497,070

COMMON STOCKS - 20.3%
Australia - 0.2%
ASX, Ltd.	1,702	89,387
Beach Energy, Ltd.	30,911	46,414
BHP Group, Ltd.	13,304	350,762
carsales.com, Ltd.	11,137	105,675
Coca-Cola Amatil, Ltd.	4,794	29,740
Cochlear, Ltd.	448	59,162
Computershare, Ltd.	13,571	170,577
Corporate Travel Management, Ltd.	1,367	25,682
DuluxGroup, Ltd.	7,000	48,113
IPH, Ltd.	5,963	29,972
McMillan Shakespeare, Ltd.	2,853	26,689
Perseus Mining, Ltd.†	58,058	18,418
Platinum Asset Management, Ltd.	9,303	32,659
Rio Tinto, Ltd.	4,840	325,398

		1,358,648

Austria - 0.1%
OMV AG	4,692	251,287
Raiffeisen Bank International AG	1,422	37,911

		289,198

Belgium - 0.0%
Sofina SA	372	76,521

Bermuda - 0.1%
Athene Holding, Ltd., Class A†	5,600	252,896
Kerry Properties, Ltd.	24,500	104,623

		357,519

Brazil - 0.0%
Cielo SA	25,800	50,533

British Virgin Islands - 0.0%
Capri Holdings, Ltd.†	1,700	74,936

Canada - 0.4%
Bonavista Energy Corp.	19,400	15,205
Canadian National Railway Co.	3,500	325,103
Canfor Pulp Products, Inc.	1,700	18,615
Centerra Gold, Inc.†	14,700	74,833
CGI, Inc.†	3,622	260,707
CI Financial Corp.	16,500	237,333
Eldorado Gold Corp.†	1,820	7,580
Genworth MI Canada, Inc.	4,879	151,611
Great Canadian Gaming Corp.†	1,300	49,964
Husky Energy, Inc.	4,300	46,669
Linamar Corp.	1,400	53,107
Magna International, Inc.	2,700	150,287
Manulife Financial Corp.	22,400	412,486
Martinrea International, Inc.	465	4,731
Medical Facilities Corp.	3,000	36,725
Methanex Corp.	800	43,855
Norbord, Inc.	3,400	86,592
Parex Resources, Inc.†	2,900	49,398
Precision Drilling Corp.†	27,900	68,516
Sun Life Financial, Inc.	3,000	124,640
Surge Energy, Inc.	31,400	33,985
Teck Resources, Ltd., Class B	4,245	100,382
TransAlta Renewables, Inc.	5,600	57,977
Transcontinental, Inc., Class A	8,500	102,150
West Fraser Timber Co., Ltd.	1,700	87,519
Westshore Terminals Investment Corp.	3,800	59,622

		2,659,592

Cayman Islands - 0.2%
AAC Technologies Holdings, Inc.	14,000	90,480
CK Asset Holdings, Ltd.	37,000	297,139
Hengan International Group Co., Ltd.	18,000	158,666
Lifestyle International Holdings, Ltd.	42,000	73,134
Sands China, Ltd.	49,600	272,507
Want Want China Holdings, Ltd.	114,000	90,388
Wharf Real Estate Investment Co., Ltd.	16,000	122,578
Xinyi Glass Holdings, Ltd.	88,000	100,510

		1,205,402

Chile - 0.0%
Enel Americas SA ADR	4,496	39,295
Sociedad Quimica y Minera de Chile SA ADR	1,600	57,024

		96,319

China - 0.0%
Bank of China, Ltd.	209,000	99,640
China Construction Bank Corp.	105,000	92,756
China Petroleum & Chemical Corp.	48,000	36,896

		229,292

Denmark - 0.1%
Chr. Hansen Holding A/S	180	18,361
Demant Holding A/S†	2,142	67,578
Novo Nordisk A/S, Class B	9,993	488,668
Novozymes A/S, Class B	3,432	159,940
Pandora A/S	2,050	85,988
Spar Nord Bank A/S	3,105	26,682

		847,217

Finland - 0.0%
Nokian Renkaat Oyj	4,648	155,458
UPM-Kymmene Oyj	1,286	36,218

		191,676

France - 0.7%
BNP Paribas SA	6,624	352,529
Bureau Veritas SA	7,835	198,427
Dassault Systemes SE	1,222	193,323
Gaztransport Et Technigaz SA	1,396	126,278
Hermes International	128	90,044
L’Oreal SA	988	271,605
LVMH Moet Hennessy Louis Vuitton SE	1,219	477,232
Metropole Television SA	5,607	111,249
Peugeot SA	4,100	107,422
Publicis Groupe SA	3,822	226,684
Sanofi	2,437	211,807
Schneider Electric SE	8,014	678,273
Societe BIC SA	2,081	179,372
Societe Generale SA	6,612	209,280
TOTAL SA	12,595	699,900

		4,133,425

Germany - 0.2%
Bayer AG	774	51,514
Beiersdorf AG	1,284	140,327
Continental AG	758	125,282
Covestro AG	2,284	124,885
Deutsche Bank AG	17,238	142,473
Porsche Automobil Holding SE (Preference Shares)	1,677	116,316
ProSiebenSat.1 Media SE	5,375	84,611
SAP SE	4,021	516,751
Siltronic AG	664	65,061

		1,367,220

Guernsey - 0.1%
Amdocs, Ltd.	9,273	510,757

Hong Kong - 0.1%
Dah Sing Financial Holdings, Ltd.	3,200	16,786
Guangdong Investment, Ltd.	16,000	29,982
Hang Lung Group, Ltd.	14,000	41,671
Sun Hung Kai Properties, Ltd.	15,000	258,897
Wheelock & Co., Ltd.	13,000	92,552

		439,888

India - 0.0%
Infosys, Ltd. ADR	12,700	136,652

Ireland - 0.3%
Accenture PLC, Class A	800	146,136
Allegion PLC	2,900	287,767
Bank of Ireland Group PLC	8,063	51,458
Medtronic PLC	8,600	763,766
Pentair PLC	5,572	217,252
Seagate Technology PLC	2,900	140,128

		1,606,507

Isle of Man - 0.0%
Playtech PLC	6,748	38,471

Israel - 0.1%
Bank Hapoalim B.M.	9,672	71,103
Bank Leumi Le-Israel B.M.	29,775	203,661
Check Point Software Technologies, Ltd.†	2,800	338,128
Israel Discount Bank, Ltd., Class A	14,387	56,061
Ituran Location and Control, Ltd.	1,900	69,863
Phoenix Holdings Ltd.	6,869	39,138

		777,954

Italy - 0.2%
ASTM SpA	5,036	128,218
Enel SpA	24,644	155,866
Interpump Group SpA	1,995	74,915
Italgas SpA	4,144	25,842
Mediobanca Banca di Credito Finanziario SpA	18,284	193,794
Moncler SpA	3,433	140,811
Recordati SpA	5,385	217,373
Terna Rete Elettrica Nazionale SpA	32,369	193,797
UniCredit SpA	11,572	160,033

		1,290,649

Japan - 1.4%
ABC-Mart, Inc.	2,600	161,915
ADEKA Corp.	1,700	25,306
Aica Kogyo Co., Ltd.	1,200	41,127
Astellas Pharma, Inc.	35,800	486,508
Awa Bank, Ltd.	400	10,041
Bank of Kyoto, Ltd.	900	38,632
Brother Industries, Ltd.	2,500	49,273
Central Japan Railway Co.	2,700	580,648
Chiba Bank, Ltd.	16,000	83,775
Chubu Electric Power Co., Inc.	2,000	29,073
Daicel Corp.	10,700	119,685
Daiichikosho Co., Ltd.	500	24,348
Daiwa Securities Group, Inc.	22,000	102,215
FCC Co., Ltd.	2,800	57,258
Hachijuni Bank, Ltd.	14,000	55,851
Haseko Corp.	3,100	37,495
Hazama Ando Corp.	3,600	24,292
Hirano Tecseed Co., Ltd.	1,700	28,557
Honda Motor Co., Ltd.	8,900	247,969
Hosokawa Micron Corp.	500	23,549
Hoya Corp.	3,700	260,680
Inpex Corp.	11,900	116,411
Iyo Bank, Ltd.	4,400	24,237
Japan Exchange Group, Inc.	6,300	102,658
Japan Petroleum Exploration Co., Ltd.	2,400	51,820
Japan Post Bank Co., Ltd.	8,200	89,840
JXTG Holdings, Inc.	13,300	64,378
Kakaku.com, Inc.	3,900	80,216
Kandenko Co., Ltd.	2,700	22,594
Kao Corp.	500	38,548
KDDI Corp.	19,700	450,322
Keyence Corp.	200	124,644
KOMEDA Holdings Co., Ltd.	1,900	34,905
Kumagai Gumi Co., Ltd.	1,600	46,970
Kyokuto Kaihatsu Kogyo Co., Ltd.	1,300	18,148
Mamezou Holdings Co., Ltd.	2,600	25,483
Mazda Motor Corp.	5,300	62,882
Mitsubishi Chemical Holdings Corp.	20,200	143,597
Mitsubishi Gas Chemical Co., Inc.	1,500	22,457
Mitsubishi UFJ Financial Group, Inc.	9,500	47,603
Mitsui Sugar Co., Ltd.	2,700	65,116
Mixi, Inc.	3,500	75,083
Mizuho Financial Group, Inc.	94,700	148,060
Mizuno Corp.	1,100	25,172
NHK Spring Co., Ltd.	7,400	66,654
Nikon Corp.	7,700	106,644
Nippon Telegraph & Telephone Corp.	10,200	423,504
Nishio Rent All Co., Ltd.	1,200	33,303
Nissin Kogyo Co.,, Ltd.	1,800	24,044
Nomura Holdings, Inc.	29,900	113,988
Nomura Real Estate Holdings, Inc.	1,400	29,706
Nomura Research Institute, Ltd.	3,200	156,547
NTT DOCOMO, Inc.	25,500	553,381
Oracle Corp. Japan	2,200	150,385
ORIX Corp.	2,300	32,361

Seino Holdings Co., Ltd.	2,500	34,004
Shin-Etsu Chemical Co., Ltd.	2,100	197,641
Shinsei Bank, Ltd.†	4,600	64,005
Shizuoka Bank, Ltd.	12,700	96,596
SKY Perfect JSAT Holdings, Inc.	5,400	21,575
Stanley Electric Co., Ltd.	4,500	122,072
SUMCO Corp.	3,700	48,201
Sumitomo Corp.	11,200	159,256
Sumitomo Electric Industries, Ltd.	8,300	109,452
Sumitomo Heavy Industries, Ltd.	1,100	38,953
Sumitomo Mitsui Financial Group, Inc.	6,700	242,844
Sumitomo Seika Chemicals Co., Ltd	400	15,513
Suzuki Motor Corp.	1,800	81,644
Taisei Corp.	700	30,730
Takasago Thermal Engineering Co., Ltd.	1,500	23,578
Teikoku Piston Ring Co., Ltd.	2,100	40,872
Terumo Corp.	4,700	141,814
Tocalo Co., Ltd.	5,400	44,438
Tokai Rika Co., Ltd.	1,300	22,604
Tokyo Broadcasting System, Inc.	1,400	26,615
Tokyo Electric Power Co. Holdings, Inc.†	4,500	25,436
Topre Corp.	1,300	24,126
Tosoh Corp.	3,700	59,588
Toyo Ink SC Holdings Co., Ltd.	800	19,014
Toyota Boshoku Corp.	4,800	71,111
Trend Micro, Inc.	900	45,095
TS Tech Co., Ltd.	1,100	32,665
Ube Industries, Ltd.	2,600	55,079
Unicharm Corp.	3,400	111,806
Unipres Corp.	2,000	30,908
Ushio, Inc.	2,000	24,301
USS Co., Ltd.	4,400	84,264
Wakita & Co., Ltd.	7,800	81,129
West Holdings Corp.	2,400	31,764
Yamaha Motor Co., Ltd.	1,700	34,766
Yuasa Trading Co., Ltd.	600	17,113
Zeon Corp.	11,300	110,437

		8,480,867

Jersey - 0.0%
Delphi Technologies PLC	1,400	30,982
WPP PLC	8,169	101,879

		132,861

Luxembourg - 0.0%
APERAM SA	541	16,626
RTL Group SA	1,400	78,669

		95,295

Malaysia - 0.0%
Petronas Chemicals Group Bhd	41,700	90,773

Marshall Islands - 0.0%
International Seaways, Inc.†	3,400	60,588

Mexico - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV	17,300	106,541
Grupo Aeroportuario del Pacifico SAB de CV ADR	927	93,970
Wal-Mart de Mexico SAB de CV	20,500	60,231

		260,742

Netherlands - 0.3%
ASR Nederland NV	4,830	214,526
Euronext NV	1,899	131,949
Intertrust NV	1,852	35,126
Mylan NV†	4,400	118,756
NN Group NV	6,838	297,730
Unilever NV CVA	10,174	615,746
Wolters Kluwer NV	4,017	280,150

		1,693,983

Norway - 0.2%
DNO International ASA	46,678	105,882
Equinor ASA	22,286	497,127
Salmar ASA	931	42,301
Telenor ASA	13,420	269,413
TGS NOPEC Geophysical Co. ASA	4,775	124,751

		1,039,474

Portugal - 0.1%
Galp Energia SGPS SA	22,164	372,142

Russia - 0.0%
Novatek PJSC GDR	518	99,819

Singapore - 0.1%
City Developments, Ltd.	5,600	36,809
Jardine Cycle & Carriage, Ltd.	2,000	52,231
Singapore Exchange, Ltd.	31,400	170,379
Singapore Telecommunications, Ltd.	34,800	80,341
UOL Group, Ltd.	10,200	56,846

		396,606

South Africa - 0.1%
MMI Holdings, Ltd.	23,718	29,596
Oceana Group, Ltd.	1,377	6,738
RMB Holdings, Ltd.	5,943	34,682
Sanlam, Ltd.	7,140	38,183
Tiger Brands, Ltd.	5,325	92,485
Truworths International, Ltd.	12,741	67,325
Vodacom Group, Ltd.	16,293	131,346

		400,355

South Korea - 0.1%
Hankook Tire Co., Ltd.	1,687	57,406
Hyundai Mobis Co., Ltd.	456	90,759
Samsung Electronics Co., Ltd.	3,676	144,283
SK Hynix, Inc.	1,076	72,768

		365,216

Spain - 0.2%
Banco Bilbao Vizcaya Argentaria SA	9,590	58,277
Bolsas y Mercados Espanoles	2,798	79,335
Industria de Diseno Textil SA	4,903	148,314
Mediaset Espana Comunicacion SA	18,016	139,426
Red Electrica Corp. SA	26,261	544,464
Repsol SA	14,995	254,462
Zardoya Otis SA	21,558	174,092

		1,398,370

Sweden - 0.2%
Assa Abloy AB, Class B	9,875	210,660
Atlas Copco AB, Class A	6,864	213,354
Sandvik AB	10,890	201,411
SKF AB, Class B	12,805	236,963
Swedish Match AB	1,886	91,866
Tethys Oil AB	4,264	34,998
Thule Group AB	3,175	73,816

		1,063,068

Switzerland - 0.9%
Alcon, Inc.†	2,530	145,699
Cembra Money Bank AG	734	68,109
Credit Suisse Group AG	12,338	164,676
dormakaba Holding AG	256	193,203
Garmin, Ltd.	3,227	276,683
Geberit AG	211	88,484
Kuehne & Nagel International AG	790	114,784
Nestle SA	10,667	1,026,448
Novartis AG	12,843	1,048,792
Oriflame Holding AG	1,337	27,663
Roche Holding AG	4,321	1,139,036
SGS SA	99	261,260
Swisscom AG	264	122,990
TE Connectivity, Ltd.	2,500	239,125
UBS Group AG	18,743	251,360
Zurich Insurance Group AG	1,286	410,051

		5,578,363

Taiwan - 0.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,400	148,988

Thailand - 0.0%
PTT PCL NVDR	38,300	58,485

Turkey - 0.0%
Eregli Demir ve Celik Fabrikalari TAS	13,630	20,924

United Kingdom - 1.5%
Anglo American PLC	3,516	90,845
Aviva PLC	36,906	206,699
Barclays PLC	118,416	253,672
Barratt Developments PLC	9,558	75,006
Berkeley Group Holdings PLC	749	36,685
BHP Group PLC	9,579	226,012
Burberry Group PLC	5,697	149,841
Close Brothers Group PLC	3,521	71,258
Diageo PLC	12,085	509,562
Dialog Semiconductor PLC†	4,119	159,386
Diploma PLC	1,306	27,248
EMIS Group PLC	3,080	44,902
Ferrexpo PLC	11,963	32,338
GlaxoSmithKline PLC	40,615	833,304
Greggs PLC	2,252	52,771
Halma PLC	4,369	102,521
HSBC Holdings PLC	6,930	60,284
IG Group Holdings PLC	13,669	90,869
IMI PLC	14,992	205,368
Intertek Group PLC	3,341	233,082
Legal & General Group PLC	74,210	269,214
London Stock Exchange Group PLC	2,801	183,137
Next PLC	2,325	174,814
Noble Corp. PLC†	11,100	29,193
Persimmon PLC	3,407	99,339
RELX PLC (LSE)	19,230	441,086
Rightmove PLC	6,116	43,114
Rio Tinto PLC	6,414	373,446
Royal Bank of Scotland Group PLC	84,951	265,420
Royal Dutch Shell PLC, Class A	18,946	605,287
Royal Dutch Shell PLC, Class A	8,793	280,876
Royal Dutch Shell PLC, Class B	16,336	524,991
Royal Mail PLC	11,032	36,367
RWS Holdings PLC	4,190	33,001
Sage Group PLC	30,378	287,352
Sensata Technologies Holding PLC†	2,300	114,862
Smith & Nephew PLC	12,603	243,310
Smiths Group PLC	28,534	566,497
Spirax-Sarco Engineering PLC	386	41,526
Standard Chartered PLC	25,853	235,986
Synthomer PLC	13,967	76,312
Tullow Oil PLC	15,324	45,021
Unilever PLC	7,975	484,352
Victrex PLC	6,277	199,064

		9,115,220

United States - 12.3%
3M Co.	2,700	511,677
AbbVie, Inc.	10,700	849,473
Adobe, Inc.†	660	190,905
Affiliated Managers Group, Inc.	2,300	255,116
Aflac, Inc.	8,200	413,116
Air Products & Chemicals, Inc.	700	144,053
Allison Transmission Holdings, Inc.	7,644	358,198
Alphabet, Inc., Class A†	1,050	1,258,908
Alphabet, Inc., Class C†	1,050	1,247,904
Altria Group, Inc.	8,000	434,640
Amazon.com, Inc.†	992	1,911,108
AMC Networks, Inc., Class A†	2,100	122,661
American Equity Investment Life Holding Co.	1,663	48,909
American Express Co.	2,800	328,244
American Financial Group, Inc.	2,500	258,825
American National Insurance Co.	423	47,922
Ameriprise Financial, Inc.	1,400	205,478
AMETEK, Inc.	2,400	211,608
Amgen, Inc.	5,200	932,464
Amphenol Corp., Class A	2,000	199,120
Analog Devices, Inc.	2,400	278,976
ANSYS, Inc.†	800	156,640
Antero Midstream Corp.	8,400	102,564
Antero Resources Corp.†	2,100	15,225
Apple Hospitality REIT, Inc.	6,000	98,700
Apple, Inc.	13,400	2,688,978
AptarGroup, Inc.	400	44,496
Argonaut Gold, Inc.†	10,300	13,301
AT&T, Inc.	10,493	324,863
Automatic Data Processing, Inc.	2,200	361,658

AutoZone, Inc.†	200	205,662
Bank of America Corp.	35,500	1,085,590
BB&T Corp.	5,700	291,840
Berkshire Hathaway, Inc., Class B†	1,500	325,065
Biogen, Inc.†	1,700	389,708
BlackRock, Inc.	100	48,524
Boeing Co.	300	113,307
BOK Financial Corp.	500	43,570
Brady Corp., Class A	600	29,274
Brighthouse Financial, Inc.†	1,300	54,327
Bristol-Myers Squibb Co.	16,300	756,809
Broadridge Financial Solutions, Inc.	2,500	295,325
Brown-Forman Corp., Class B	1,200	63,948
Buckle, Inc.	4,400	81,312
C.H. Robinson Worldwide, Inc.	2,300	186,300
Cable One, Inc.	130	137,869
Cabot Oil & Gas Corp.	4,700	121,683
Callon Petroleum Co.†	3,100	23,281
Capital One Financial Corp.	2,300	213,509
CARBO Ceramics, Inc.†	2,700	7,344
Carter’s, Inc.	1,100	116,501
Caterpillar, Inc.	1,100	153,362
Cato Corp., Class A	1,800	27,288
CBL & Associates Properties, Inc.	12,300	12,423
CDK Global, Inc.	2,800	168,896
CDW Corp.	1,000	105,600
Celanese Corp.	1,000	107,890
Cerner Corp.†	3,100	205,995
Chemed Corp.	200	65,356
Chemours Co.	1,700	61,217
Chevron Corp.	4,800	576,288
Choice Hotels International, Inc.	1,200	99,648
Church & Dwight Co., Inc.	2,400	179,880
Cigna Corp.	1,908	303,067
Cintas Corp.	700	151,998
Cisco Systems, Inc.	20,500	1,146,975
Citigroup, Inc.	8,700	615,090
Citrix Systems, Inc.	3,300	333,168
Clorox Co.	1,600	255,568
Coca-Cola Co.	17,400	853,644
Cognizant Technology Solutions Corp., Class A	9,800	715,008
Colgate-Palmolive Co.	4,500	327,555
Comcast Corp., Class A	3,400	148,002
Comerica, Inc.	3,200	251,488
Copart, Inc.†	2,100	141,372
CSW Industrials, Inc.†	400	23,980
Cummins, Inc.	1,200	199,548
Curtiss-Wright Corp.	1,712	195,065
Danaher Corp.	800	105,952
Deluxe Corp.	3,600	160,992
Diamond Offshore Drilling, Inc.†	4,900	47,579
Discovery, Inc., Class A†	4,000	123,600
Donaldson Co., Inc.	2,600	139,204
Dover Corp.	2,100	205,884
DXC Technology Co.	1,975	129,836
Eaton Vance Corp.	4,000	166,280
eBay, Inc.	17,500	678,125
Eli Lilly & Co.	4,100	479,864
Emerson Electric Co.	7,000	496,930
Ennis, Inc.	1,000	20,180
Estee Lauder Cos., Inc., Class A	200	34,362
Expeditors International of Washington, Inc.	2,800	222,376
Exxon Mobil Corp.	7,600	610,128
Facebook, Inc., Class A†	4,700	908,980
FactSet Research Systems, Inc.	800	220,696
Fair Isaac Corp.†	200	55,950
Fastenal Co.	3,700	261,035
Federated Investors, Inc., Class B	4,937	151,714
Fifth Third Bancorp	8,600	247,852
Fiserv, Inc.†	2,900	252,996
FLIR Systems, Inc.	3,500	185,290
Fortive Corp.	2,400	207,216
Fox Corp., Class A†	15,800	616,042
Franklin Resources, Inc.	6,900	238,671
FTS International, Inc.†	1,579	16,343
Generac Holdings, Inc.†	4,400	241,956
Gentex Corp.	12,287	282,970
Gilead Sciences, Inc.	5,700	370,728
Goldman Sachs Group, Inc.	2,300	473,616
Graco, Inc.	2,600	133,250
GrafTech International, Ltd.	5,100	58,395
H&R Block, Inc.	9,000	244,890
HEICO Corp.	300	31,659
Hershey Co.	2,000	249,700
HollyFrontier Corp.	600	28,638
Home Depot, Inc.	3,700	753,690
Honeywell International, Inc.	3,000	520,890
Host Hotels & Resorts, Inc.	6,600	126,984
Houlihan Lokey, Inc.	500	24,660
Hubbell, Inc.	3,400	433,840
Huntsman Corp.	1,600	35,584
IDEX Corp.	1,800	281,988
IDEXX Laboratories, Inc.†	600	139,200
Illinois Tool Works, Inc.	2,000	311,260
Ingredion, Inc.	1,000	94,750
Innoviva, Inc.†	1,900	26,657
Intel Corp.	25,500	1,301,520
International Bancshares Corp.	220	9,123
International Business Machines Corp.	5,300	743,431
Intuit, Inc.	1,300	326,378
Jack Henry & Associates, Inc.	400	59,624
Johnson & Johnson	12,200	1,722,640
JPMorgan Chase & Co.	12,600	1,462,230
KeyCorp	8,600	150,930
Kimberly-Clark Corp.	4,000	513,520
KLA-Tencor Corp.	1,400	178,472
Lam Research Corp.	900	186,687
Lamb Weston Holdings, Inc.	3,100	217,155
Lancaster Colony Corp.	300	44,613
Landstar System, Inc.	2,700	294,192
Lear Corp.	1,200	171,600
Leggett & Platt, Inc.	2,700	106,272
Liberty Oilfield Services, Inc., Class A	3,300	49,203
Life Storage, Inc.	700	66,703
Lincoln Electric Holdings, Inc.	1,500	130,905
Lincoln National Corp.	6,300	420,336

Louisiana-Pacific Corp.	4,600	115,230
Lowe’s Cos., Inc.	3,000	339,420
M&T Bank Corp.	1,000	170,070
Mammoth Energy Services, Inc.	1,000	15,590
Marathon Petroleum Corp.	4,100	249,567
Mastercard, Inc., Class A	2,700	686,448
Maxim Integrated Products, Inc.	4,700	282,000
McDonald’s Corp.	3,000	592,710
Medifast, Inc.	200	29,338
MEDNAX, Inc.†	3,300	92,301
Merck & Co., Inc.	14,800	1,164,908
Mettler-Toledo International, Inc.†	100	74,526
Michaels Cos., Inc.†	1,900	21,356
Micron Technology, Inc.†	5,500	231,330
Microsoft Corp.	24,600	3,212,760
Moody’s Corp.	1,200	235,944
Morgan Stanley	5,800	279,850
MSC Industrial Direct Co., Inc., Class A	4,400	368,060
National Instruments Corp.	1,800	84,780
National Western Life Group, Inc., Class A	100	26,672
Natural Health Trends Corp.	900	10,404
NetApp, Inc.	2,400	174,840
Newmont Goldcorp Corp.†	1	18
NIKE, Inc., Class B	5,300	465,499
Norfolk Southern Corp.	1,900	387,638
Occidental Petroleum Corp.	2,700	158,976
Omnicom Group, Inc.	1,700	136,051
ON Semiconductor Corp.†	4,000	92,240
Oracle Corp.	12,500	691,625
Packaging Corp. of America	4,500	446,220
Park Hotels & Resorts, Inc.	2,094	67,175
Parker-Hannifin Corp.	2,500	452,700
Paychex, Inc.	3,100	261,361
PayPal Holdings, Inc.†	4,400	496,188
PepsiCo, Inc.	5,500	704,275
Pfizer, Inc.	28,100	1,141,141
Philip Morris International, Inc.	6,500	562,640
PNC Financial Services Group, Inc.	3,700	506,641
Principal Financial Group, Inc.	6,927	395,947
Procter & Gamble Co.	8,967	954,806
ProPetro Holding Corp.†	1,716	37,975
Public Storage	900	199,062
PulteGroup, Inc.	1,900	59,774
Quest Diagnostics, Inc.	5,300	510,814
Raymond James Financial, Inc.	3,400	311,338
Raytheon Co.	1,400	248,626
ResMed, Inc.	700	73,157
RLJ Lodging Trust	3,700	68,117
Rockwell Automation, Inc.	1,700	307,207
Ross Stores, Inc.	2,000	195,320
SIGA Technologies, Inc.†	4,000	20,960
Simon Property Group, Inc.	1,400	243,180
Snap-on, Inc.	1,600	269,248
Sonoco Products Co.	3,460	218,188
Starbucks Corp.	6,100	473,848
State Street Corp.	1,300	87,958
Stryker Corp.	1,700	321,147
Synchrony Financial	4,000	138,680
T. Rowe Price Group, Inc.	1,800	193,500
Tanger Factory Outlet Centers, Inc.	1,500	27,090
Texas Instruments, Inc.	2,100	247,443
Thermo Fisher Scientific, Inc.	200	55,490
Thor Industries, Inc.	2,700	177,849
Tiffany & Co.	1,500	161,730
TJX Cos., Inc.	4,700	257,936
Toll Brothers, Inc.	1,300	49,530
Toro Co.	2,300	168,245
Total System Services, Inc.	4,300	439,632
Tupperware Brands Corp.	1,800	42,840
United Therapeutics Corp.†	300	30,771
UnitedHealth Group, Inc.	4,000	932,280
Unum Group	4,700	173,524
US Bancorp	10,000	533,200
USANA Health Sciences, Inc.†	1,000	83,460
Varian Medical Systems, Inc.†	1,300	177,021
Verisk Analytics, Inc.	1,300	183,482
Verizon Communications, Inc.	9,600	549,024
VF Corp.	2,100	198,261
Viacom, Inc., Class B	6,700	193,697
Visa, Inc., Class A	6,700	1,101,681
VMware, Inc., Class A	1,000	204,130
Walgreens Boots Alliance, Inc.	1,100	58,927
Walt Disney Co.	5,300	725,941
Waters Corp.†	900	192,186
Wells Fargo & Co.	22,200	1,074,702
Western Digital Corp.	1,700	86,904
Whiting Petroleum Corp.†	2,300	62,997
Xilinx, Inc.	1,300	156,182
ZAGG, Inc.†	1,608	13,250

		74,753,514

Total Common Stocks (cost $117,719,808)		123,364,029

PREFERRED SECURITIES/CAPITAL SECURITIES - 1.5%
Canada - 0.1%
Enbridge, Inc. Series 16-A 6.00% due 01/15/2077	$920,000	921,104

Mexico - 0.2%
Grupo Bimbo SAB de CV 5.95% due 12/31/2099*(3)	1,140,000	1,175,887

Netherlands - 0.2%
Cooperatieve Rabobank UA 11.00% due 06/30/2019*(3)	1,230,000	1,244,883

United States - 1.0%
Enterprise Products Operating LLC Company Guar. Notes 5.38% due 02/15/2078	548,000	509,130

M&T Bank Corp. Series F 5.13% due 11/01/2026(3)	617,000	626,255
MetLife, Inc. 6.40% due 12/15/2066	485,000	536,711
Progressive Corp. Series B 5.38% due 03/15/2023(3)	1,901,000	1,896,248
Prudential Financial, Inc. 4.50% due 09/15/2047	1,183,000	1,159,340
State Street Corp 5.63% due 12/15/2023(3)	598,000	606,970
Voya Financial, Inc. Company Guar. Notes 4.70% due 01/23/2048	633,000	557,040

		5,891,694

Total Preferred Securities/Capital Securities (cost $9,312,279)		9,233,568

EXCHANGE-TRADED FUNDS - 6.9%
iShares Core S&P 500 ETF	59,245	17,532,965
SPDR Barclays Capital High Yield Bond ETF	244,605	8,871,824
SPDR S&P Bank ETF	345,923	15,736,037

Total Exchange-Traded Funds (cost $40,551,518)		42,140,826

OPTIONS - PURCHASED - 0.1%
Exchange-Traded Put Options – Purchased(5) (cost $868,112)	998	312,220

Total Long-Term Investment Securities (cost $343,075,962)		351,955,365

SHORT-TERM INVESTMENT SECURITIES - 40.0%
Registered Investment Companies - 40.0%
State Street Institutional Liquid Reserves Fund, Premier Class 2.52%(4) (cost $243,670,622)	243,655,096	243,679,462

TOTAL INVESTMENTS (cost $586,746,584)	97.9%	595,634,827
Other assets less liabilities	2.1	13,067,613

NET ASSETS	100.0%	$608,702,440

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2019, the aggregate value of these securities was $24,569,902 representing 4.0% of net assets.

†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	The rate shown is the 7-day yield as of April 30, 2019.
(5)	Options - Purchased

Exchange-Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at April 30, 2019	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	May 2019	$2,330	330	$97,212,390	$308,154	$8,250	$(299,904)
S&P 500 Index	June 2019	2,390	330	97,212,390	291,654	79,200	(212,454)
S&P 500 Index	July 2019	2,465	338	99,569,054	268,304	224,770	(43,534)

					$868,112	$312,220	$(555,892)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

ADR - American Depositary Receipt

CVA - Certification Van Aandelen (Dutch Cert.)

GDR - Global Depositary Receipt

VRS - Variable Rate Security

The rates shown on VRS are the current interest rates at April 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
87	Long	SPI 200 Index	June 2019	$9,477,314	$9,665,713	$188,399
59	Long	S&P/Toronto Stock Exchange 60 Index	June 2019	8,414,368	8,749,810	335,442
1,003	Long	Euro Stoxx 50 Index	June 2019	36,457,723	38,833,805	2,376,082
104	Long	Euro BTP Index	June 2019	14,738,680	15,217,697	479,017
190	Long	Nikkei 225 E-Mini Index	June 2019	36,738,461	37,847,197	1,108,736
136	Long	FTSE 100 Index	June 2019	12,670,960	13,072,916	401,956
818	Long	S&P 500 E-Mini Index	June 2019	114,458,063	120,593,650	6,135,587
112	Long	U.S. Treasury Long Bonds	June 2019	16,449,922	16,516,500	66,578
20	Long	U.S. Treasury 2 Year Notes	June 2019	4,254,059	4,260,156	6,097
142	Long	MSCI Emerging Markets Index	June 2019	7,487,644	7,669,420	181,776
23	Short	U.S. Treasury 10 Year Notes	June 2019	2,833,099	2,844,453	(11,354)
65	Short	U.S. Treasury 5 Year Notes	June 2019	7,466,331	7,516,641	(50,310)

						$11,218,006

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	USD	9,121,412	EUR	8,094,000	05/23/2019	$—	$(27,430)
	USD	2,581,238	SEK	23,965,000	05/23/2019	—	(53,713)

						—	(81,143)

Barclays Bank PLC Wholesale	USD	1,137,202	DKK	7,533,000	05/23/2019	—	(3,303)

Citibank N.A.	CAD	31,798,470	AUD	33,266,000	05/23/2019	—	(285,768)
	GBP	337,100	USD	446,328	05/15/2019	6,445	—
	USD	5,597,784	CHF	5,659,000	05/23/2019	—	(33,164)
	USD	2,582,526	TRY	15,326,000	05/23/2019	—	(47,510)

						6,445	(366,442)

Morgan Stanley and Co. International PLC	EUR	15,913,423	GBP	13,769,000	05/23/2019	95,395	—
	USD	3,037,755	RUB	195,475,000	05/23/2019	—	(19,842)

						95,395	(19,842)

UBS AG London	BRL	22,626,000	USD	5,720,175	05/03/2019	—	(50,145)
	GBP	13,489,559	EUR	15,592,000	05/23/2019	—	(91,730)
	KRW	2,471,126,000	USD	2,176,053	05/23/2019	52,611	—
	USD	5,748,618	BRL	22,626,000	05/03/2019	21,702	—
	USD	5,652,142	AUD	7,900,000	05/23/2019	—	(80,186)
	USD	8,471,153	CAD	11,322,577	05/23/2019	—	(14,903)
	USD	11,245,807	GBP	8,632,579	05/23/2019	23,666	—
	USD	2,962,646	IDR	41,758,499,000	05/23/2019	—	(32,268)
	USD	2,916,789	INR	203,481,000	05/23/2019	—	(1,257)
	USD	18,426,403	JPY	2,057,593,534	05/23/2019	76,592	—
	USD	2,868,428	ZAR	40,484,000	05/23/2019	—	(45,062)
	USD	2,845,465	BRL	11,313,000	06/04/2019	32,624	—

						207,195	(315,551)

Net Unrealized Appreciation/(Depreciation)						$309,035	$(786,281)

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro Dollar

GBP - British Pound Sterling

IDR - Indonesian Rupiah

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

RUB - New Russian Ruble

SEK - Swedish Krona

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

Industry Allocation*
Registered Investment Companies	40.0%
Exchange-Traded Funds	6.9
Diversified Banking Institutions	5.7
Banks-Commercial	3.7
Medical-Drugs	2.7
Telephone-Integrated	1.9
Pipelines	1.7
Real Estate Investment Trusts	1.5
Banks-Super Regional	1.3
Oil Companies-Integrated	1.3
Oil Companies-Exploration & Production	1.2
Insurance-Life/Health	1.2
Finance-Credit Card	1.1
Computers	1.1
Electronic Components-Semiconductors	1.0
Tobacco	1.0
Applications Software	0.9
Food-Misc./Diversified	0.8
Cable/Satellite TV	0.8
Diversified Manufacturing Operations	0.7
Transport-Rail	0.7
Electric-Integrated	0.6
Diversified Financial Services	0.6
Medical Products	0.6
Cosmetics & Toiletries	0.6
Machinery-General Industrial	0.5
Oil Refining & Marketing	0.5
Semiconductor Components-Integrated Circuits	0.5
Medical-Biomedical/Gene	0.5
Beverages-Non-alcoholic	0.4
Gold Mining	0.4
Computer Services	0.4
E-Commerce/Products	0.4
Web Portals/ISP	0.4
Beverages-Wine/Spirits	0.4
Insurance-Property/Casualty	0.4
Insurance-Multi-line	0.4
Cellular Telecom	0.4
Electric-Distribution	0.4
Chemicals-Diversified	0.3
Electronic Measurement Instruments	0.3
Chemicals-Specialty	0.3
Investment Management/Advisor Services	0.3
Wireless Equipment	0.3
Commercial Services-Finance	0.3
Pharmacy Services	0.3
Medical-HMO	0.3
Enterprise Software/Service	0.3
Electronic Components-Misc.	0.3
Data Processing/Management	0.3
Food-Retail	0.2
Medical Instruments	0.2
United States Treasury Notes	0.2
Advanced Materials	0.2
Finance-Other Services	0.2
Agricultural Chemicals	0.2
Power Converter/Supply Equipment	0.2
Building Products-Cement	0.2
Coatings/Paint	0.2
Aerospace/Defense-Equipment	0.2
Hotels/Motels	0.2
Retail-Discount	0.2
Commercial Services	0.2
Food-Baking	0.2
Containers-Paper/Plastic	0.2
Networking Products	0.2
Home Decoration Products	0.2
Retail-Restaurants	0.2
Retail-Building Products	0.2
Real Estate Operations & Development	0.2
Food-Meat Products	0.2
Auto-Cars/Light Trucks	0.2
Internet Content-Entertainment	0.2
Consumer Products-Misc.	0.2
Electric-Transmission	0.2
Metal-Diversified	0.2
Auto/Truck Parts & Equipment-Original	0.1
Multimedia	0.1
Transport-Services	0.1
Finance-Consumer Loans	0.1
Retail-Apparel/Shoe	0.1
Electronic Connectors	0.1
Diversified Minerals	0.1
Electronic Security Devices	0.1
Electric Products-Misc.	0.1
Broadcast Services/Program	0.1
Banks-Fiduciary	0.1
Steel-Producers	0.1
Medical Labs & Testing Services	0.1
Instruments-Controls	0.1
Distribution/Wholesale	0.1
Brewery	0.1
Textile-Apparel	0.1
Athletic Footwear	0.1
Industrial Automated/Robotic	0.1
Computer Software	0.1
Retail-Catalog Shopping	0.1
Aerospace/Defense	0.1
Telecom Services	0.1
Food-Confectionery	0.1
Computer Data Security	0.1
Retail-Major Department Stores	0.1
Transport-Truck	0.1
Transport-Equipment & Leasing	0.1
Options Purchased	0.1
Metal Processors & Fabrication	0.1
Publishing-Periodicals	0.1
Casino Hotels	0.1
Tools-Hand Held	0.1
Computers-Integrated Systems	0.1
Advertising Services	0.1
Water Treatment Systems	0.1
Airport Development/Maintenance	0.1
Import/Export	0.1

97.9%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$3,511,611		$—	$3,511,611
Foreign Corporate Bonds & Notes	—	31,444,852		—	31,444,852
U.S. Corporate Bonds & Notes	—	140,451,189		—	140,451,189
U.S. Government Treasuries	—	1,497,070		—	1,497,070
Common Stocks	114,883,162	8,480,867	**	—	123,364,029
Preferred Securities/Capital Securities	—	9,233,568		—	9,233,568
Exchange-Traded Funds	42,140,826	—		—	42,140,826
Options-Purchased	312,220	—		—	312,220
Short-Term Investment Securities	243,679,462	—		—	243,679,462

Total Investments at Value	$401,015,670	$194,619,157		$—	$595,634,827

Other Financial Instruments:†
Futures Contracts	$10,170,934	$1,108,736	**	$—	$11,279,670
Forward Foreign Currency Contracts	—	309,035		—	309,035

Total Other Financial Instruments	$10,170,934	$1,417,771		$—	$11,588,705

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$61,664	$—		$—	$61,664
Forward Foreign Currency Contracts	—	786,281		—	786,281

Total Other Financial Instruments	$61,664	$786,281		$—	$847,945

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 79.5%
Advanced Materials - 0.0%
Haynes International, Inc.	1,152	$37,221

Advertising Agencies - 0.0%
MDC Partners, Inc., Class A†	5,183	10,884
Telaria, Inc.†	4,017	28,963

		39,847

Advertising Sales - 0.0%
Boston Omaha Corp., Class A†	469	11,045
Clear Channel Outdoor Holdings, Inc., Class A†	3,535	17,286

		28,331

Advertising Services - 0.3%
Fluent, Inc.†	3,024	21,259
National CineMedia, Inc.	7,160	49,977
Trade Desk, Inc., Class A†	3,092	684,816

		756,052

Aerospace/Defense - 0.3%
AeroVironment, Inc.†	1,968	134,926
Kratos Defense & Security Solutions, Inc.†	8,175	129,819
MSA Safety, Inc.	3,165	347,865
National Presto Industries, Inc.	461	49,097
Wesco Aircraft Holdings, Inc.†	5,029	42,445

		704,152

Aerospace/Defense-Equipment - 0.5%
AAR Corp.	3,051	103,032
Aerojet Rocketdyne Holdings, Inc.†	6,726	227,742
Astronics Corp.†	1,983	66,113
Barnes Group, Inc.	4,436	246,730
Ducommun, Inc.†	987	40,053
Kaman Corp.	2,563	158,675
Moog, Inc., Class A	2,979	278,954
Triumph Group, Inc.	4,524	107,355

		1,228,654

Agricultural Biotech - 0.0%
Calyxt, Inc.†	552	8,804

Agricultural Chemicals - 0.0%
Intrepid Potash, Inc.†	8,865	32,978
Marrone Bio Innovations, Inc.†	5,062	8,150

		41,128

Agricultural Operations - 0.1%
Alico, Inc.	276	7,667
Andersons, Inc.	2,525	82,568
Cadiz, Inc.†	2,098	21,484
Limoneira Co.	1,380	31,519
Tejon Ranch Co.†	1,952	33,672

		176,910

Airlines - 0.4%
Allegiant Travel Co.	1,197	175,815
Hawaiian Holdings, Inc.	4,552	128,412
Mesa Air Group, Inc.†	1,072	9,798
SkyWest, Inc.	4,729	291,259
Spirit Airlines, Inc.†	6,370	346,401

		951,685

Apparel Manufacturers - 0.2%
Deckers Outdoor Corp.†	2,713	429,224
Oxford Industries, Inc.	1,554	129,075
Superior Group of Cos., Inc.	840	14,062

		572,361

Appliances - 0.1%
Hamilton Beach Brands Holding Co., Class A	597	10,806
iRobot Corp.†	2,502	259,057

		269,863

Applications Software - 0.6%
Appfolio, Inc., Class A†	1,449	140,712
Brightcove, Inc.†	3,350	33,600
Ebix, Inc.	2,234	112,772
Five9, Inc.†	5,323	282,492
HubSpot, Inc.†	3,436	633,908
Immersion Corp.†	2,405	22,727
Park City Group, Inc.†	1,236	9,554
PDF Solutions, Inc.†	2,569	33,346
Telenav, Inc.†	2,925	18,223
Upland Software, Inc.†	1,459	67,829

		1,355,163

Athletic Equipment - 0.2%
Clarus Corp.	1,940	26,035
Fox Factory Holding Corp.†	3,349	259,882
Nautilus, Inc.†	2,716	14,530
Vista Outdoor, Inc.†	5,298	45,722
YETI Holdings, Inc.†	1,585	56,553

		402,722

Auction Houses/Art Dealers - 0.1%
Sotheby’s†	3,095	130,547

Audio/Video Products - 0.0%
Daktronics, Inc.	3,337	25,294
Sonos, Inc.†	1,488	16,249
Universal Electronics, Inc.†	1,250	47,563

		89,106

Auto Repair Centers - 0.1%
Monro, Inc.	2,955	247,718

Auto-Heavy Duty Trucks - 0.1%
Blue Bird Corp.†	1,401	24,251
Navistar International Corp.†	4,567	155,917
REV Group, Inc.	2,721	34,530

		214,698

Auto-Truck Trailers - 0.0%
Wabash National Corp.	5,058	76,275

Auto/Truck Parts & Equipment-Original - 0.7%
Altra Industrial Motion Corp.	5,571	208,857
American Axle & Manufacturing Holdings, Inc.†	10,343	152,559
Cooper-Standard Holdings, Inc.†	1,645	83,352
Dana, Inc.	13,576	264,732
Dorman Products, Inc.†	2,493	218,561
Gentherm, Inc.†	3,234	136,992
Meritor, Inc.†	7,418	179,961
Methode Electronics, Inc.	3,345	98,711

Miller Industries, Inc.	1,024	33,874
Modine Manufacturing Co.†	4,597	67,990
Spartan Motors, Inc.	3,166	29,444
Superior Industries International, Inc.	2,281	11,291
Tenneco, Inc., Class A	4,721	103,484
Titan International, Inc.	4,662	32,308
Tower International, Inc.	1,840	42,945

		1,665,061

Auto/Truck Parts & Equipment-Replacement - 0.1%
Commercial Vehicle Group, Inc.†	2,806	25,030
Douglas Dynamics, Inc.	2,061	77,823
Motorcar Parts of America, Inc.†	1,741	35,969
Standard Motor Products, Inc.	1,971	98,491

		237,313

B2B/E-Commerce - 0.0%
ePlus, Inc.†	1,242	117,108

Banks-Commercial - 7.0%
1st Constitution Bancorp	701	13,165
1st Source Corp.	1,456	68,184
ACNB Corp.	634	24,010
Allegiance Bancshares, Inc.†	1,092	37,750
Amalgamated Bank, Class A	1,098	18,611
American National Bankshares, Inc.	978	36,988
Ameris Bancorp	3,934	143,434
Ames National Corp.	799	22,572
Arrow Financial Corp.	1,133	38,125
Atlantic Capital Bancshares, Inc.†	2,300	40,112
Auburn National Bancorporation, Inc.	219	7,834
BancFirst Corp.	1,673	94,357
Bancorp, Inc.†	4,678	47,762
BancorpSouth Bank	8,741	266,426
Bank of Commerce Holdings	1,440	15,581
Bank of Marin Bancorp	1,262	53,446
Bank of N.T. Butterfield & Son, Ltd.	5,191	207,744
Bank of Princeton	536	16,134
Bank7 Corp.†	318	5,508
Bankwell Financial Group, Inc.	573	17,471
Banner Corp.	2,975	157,734
Bar Harbor Bankshares	1,415	37,186
Baycom Corp.†	950	21,898
BCB Bancorp, Inc.	1,273	16,829
Bridge Bancorp, Inc.	1,540	47,725
Bridgewater Bancshares, Inc.†	2,151	22,994
Bryn Mawr Bank Corp.	1,850	70,466
Business First Bancshares, Inc.	989	25,170
Byline Bancorp, Inc.†	1,512	30,270
C&F Financial Corp.	307	14,890
Cadence BanCorp	11,163	253,958
Cambridge Bancorp	343	28,761
Camden National Corp.	1,428	62,803
Capital Bancorp, Inc.†	598	6,799
Capital City Bank Group, Inc.	1,060	24,316
Capstar Financial Holdings, Inc.	759	11,757
Carolina Financial Corp.	1,950	70,375
Cathay General Bancorp	7,180	264,152
CB Financial Services, Inc.	433	10,279
CenterState Bank Corp.	11,237	277,329
Central Pacific Financial Corp.	2,629	78,896
Central Valley Community Bancorp	1,069	21,872
Century Bancorp, Inc., Class A	266	24,384
Chemical Financial Corp.	6,622	290,904
Chemung Financial Corp.	310	14,688
Citizens & Northern Corp.	1,100	31,185
City Holding Co.	1,471	116,768
Civista Bancshares, Inc.	1,303	28,666
CNB Financial Corp.	1,348	38,391
Coastal Financial Corp.†	664	10,591
Codorus Valley Bancorp, Inc.	845	17,880
Columbia Banking System, Inc.	6,787	254,784
Community Bank System, Inc.	4,662	309,837
Community Financial Corp.	450	13,779
Community Trust Bancorp, Inc.	1,439	60,798
ConnectOne Bancorp, Inc.	2,803	61,189
County Bancorp, Inc.	475	8,517
Customers Bancorp, Inc.†	2,680	60,702
CVB Financial Corp.	10,387	225,398
Eagle Bancorp, Inc.†	2,961	163,625
Enterprise Bancorp, Inc.	894	28,367
Enterprise Financial Services Corp.	2,084	88,653
Equity Bancshares, Inc., Class A†	1,241	32,589
Esquire Financial Holdings, Inc.†	560	14,078
Evans Bancorp, Inc.	433	15,908
Farmers & Merchants Bancorp, Inc.	829	26,312
Farmers National Banc Corp.	2,351	33,831
FB Financial Corp.	1,518	55,771
Fidelity D&D Bancorp, Inc.	259	15,540
Fidelity Southern Corp.	2,034	59,210
Financial Institutions, Inc.	1,425	39,188
First Bancorp, Inc./Maine	943	25,282
First Bancorp, Inc./North Carolina	2,716	102,964
First BanCorp./Puerto Rico	19,840	224,192
First Bancshares, Inc.	1,149	35,481
First Bank	1,515	17,286
First Busey Corp.	4,057	104,833
First Business Financial Services, Inc.	770	17,733
First Choice Bancorp	833	17,710
First Commonwealth Financial Corp.	9,096	123,797
First Community Bankshares, Inc.	1,448	50,332
First Community Corp.	666	12,514
First Financial Bancorp	8,864	222,486
First Financial Bankshares, Inc.	6,032	371,089
First Financial Corp.	1,106	45,534
First Foundation, Inc.	3,535	50,232
First Guaranty Bancshares, Inc.	447	9,588
First Internet Bancorp	906	19,832
First Interstate BancSystem, Inc., Class A	3,053	129,020
First Merchants Corp.	4,581	167,985
First Mid-Illinois Bancshares, Inc.	1,178	40,629
First Midwest Bancorp, Inc.	9,813	210,685
First Northwest Bancorp	853	13,887
First of Long Island Corp.	2,278	53,009
First United Corp.	634	11,995
Franklin Financial Network, Inc.	1,200	33,180

Fulton Financial Corp.	15,489	267,185
FVCBankcorp, Inc.†	183	3,001
German American Bancorp, Inc.	2,122	63,342
Glacier Bancorp, Inc.	7,882	335,694
Great Southern Bancorp, Inc.	1,025	59,399
Great Western Bancorp, Inc.	5,315	186,929
Guaranty Bancshares, Inc.	706	19,817
Hancock Whitney Corp.	7,901	345,590
Hanmi Financial Corp.	2,819	66,867
HarborOne Bancorp, Inc.†	1,347	25,216
Heartland Financial USA, Inc.	2,726	122,397
Heritage Commerce Corp.	3,708	46,424
Heritage Financial Corp.	3,393	102,706
Hilltop Holdings, Inc.	6,611	139,029
Home BancShares, Inc.	14,564	279,483
HomeStreet, Inc.†	2,313	65,088
Hope Bancorp, Inc.	11,261	158,330
Horizon Bancorp	3,436	55,904
Howard Bancorp, Inc.†	1,213	18,231
IBERIABANK Corp.	5,153	409,663
Independent Bank Corp./Massachusetts	3,068	246,146
Independent Bank Corp./Michigan	1,994	42,931
International Bancshares Corp.	5,133	212,866
Investar Holding Corp.	824	19,183
Kearny Financial Corp.	8,190	114,660
Lakeland Bancorp, Inc.	4,177	69,171
Lakeland Financial Corp.	2,265	108,154
LCNB Corp.	835	14,195
LegacyTexas Financial Group, Inc.	4,415	176,953
Level One Bancorp, Inc.	479	11,865
Live Oak Bancshares, Inc.	2,362	41,264
Luther Burbank Corp.	1,891	19,912
Macatawa Bank Corp.	2,415	24,923
MBT Financial Corp.	1,670	16,767
Mercantile Bank Corp.	1,506	50,903
Merchants Bancorp	1,495	36,149
Metropolitan Bank Holding Corp.†	605	24,146
Mid Penn Bancorp, Inc.	436	10,630
Middlefield Banc Corp.	282	11,435
Midland States Bancorp, Inc.	1,958	52,514
MidSouth Bancorp, Inc.	1,388	16,476
MidWestOne Financial Group, Inc.	1,035	29,166
MVB Financial Corp.	795	13,189
National Bankshares, Inc.	627	26,516
NBT Bancorp, Inc.	3,955	150,369
Nicolet Bankshares, Inc.†	730	44,567
Northeast Bancorp	702	15,388
Northrim BanCorp, Inc.	630	22,359
Norwood Financial Corp.	534	17,184
Oak Valley Bancorp	643	12,326
OFG Bancorp	4,020	81,124
Ohio Valley Banc Corp.	381	14,318
Old Line Bancshares, Inc.	1,454	36,350
Old National Bancorp	14,027	239,581
Old Second Bancorp, Inc.	2,695	35,709
OP Bancorp	1,172	11,040
Opus Bank	1,829	40,000
Origin Bancorp, Inc.	1,621	56,476
Orrstown Financial Services, Inc.	690	14,311
Pacific City Financial Corp.	1,100	20,152
Pacific Mercantile Bancorp†	1,442	11,291
Park National Corp.	1,275	124,542
PCSB Financial Corp.	1,508	28,727
Peapack Gladstone Financial Corp.	1,737	50,251
Penns Woods Bancorp, Inc.	424	18,512
People’s Utah Bancorp	1,427	40,598
Peoples Bancorp of North Carolina, Inc.	431	12,055
Peoples Bancorp, Inc.	1,640	53,595
Peoples Financial Services Corp.	639	27,797
Preferred Bank	1,293	63,603
Premier Financial Bancorp, Inc.	1,100	18,238
Provident Bancorp, Inc.†	400	9,800
QCR Holdings, Inc.	1,213	41,497
RBB Bancorp	1,289	24,955
Reliant Bancorp, Inc.	937	21,457
Renasant Corp.	4,474	162,227
Republic Bancorp, Inc., Class A	891	42,109
Republic First Bancorp, Inc.†	4,082	20,900
S&T Bancorp, Inc.	3,195	128,056
Sandy Spring Bancorp, Inc.	3,216	112,206
SB One Bancorp	663	15,746
Seacoast Banking Corp. of Florida†	4,267	121,012
Select Bancorp, Inc.†	1,437	17,646
ServisFirst Bancshares, Inc.	4,318	146,553
Shore Bancshares, Inc.	1,169	18,505
Sierra Bancorp	1,309	34,636
Simmons First National Corp., Class A	8,401	213,301
SmartFinancial, Inc.†	1,055	21,933
South State Corp.	3,304	249,981
Southern First Bancshares, Inc.†	644	23,706
Southern National Bancorp of Virginia, Inc.	1,813	27,050
Southside Bancshares, Inc.	2,967	104,231
Spirit of Texas Bancshares, Inc.†	938	21,077
Sterling Bancorp, Inc.	2,031	19,883
Stock Yards Bancorp, Inc.	1,999	68,666
Summit Financial Group, Inc.	1,047	27,274
Tompkins Financial Corp.	1,368	110,357
Towne Bank	6,116	159,505
TriCo Bancshares	2,368	94,507
TriState Capital Holdings, Inc.†	2,277	52,963
Triumph Bancorp, Inc.†	2,286	70,889
TrustCo Bank Corp.	8,689	69,512
Trustmark Corp.	6,077	218,529
UMB Financial Corp.	4,208	293,971
Union Bankshares Corp.	7,150	260,975
United Bankshares, Inc.	9,143	358,771
United Community Banks, Inc.	7,279	204,394
United Security Bancshares	1,218	12,789
Unity Bancorp, Inc.	717	15,487
Univest Corp. of Pennsylvania	2,677	67,514
Valley National Bancorp	29,957	313,949
Veritex Holdings, Inc.	4,098	108,638
Washington Trust Bancorp, Inc.	1,397	72,379
WesBanco, Inc.	4,851	195,592
West Bancorporation, Inc.	1,474	30,910
Westamerica Bancorporation	2,391	153,550
Western New England Bancorp, Inc.	2,370	22,894

		16,987,835

Banks-Fiduciary - 0.0%
Parke Bancorp, Inc.	643	14,712
Union Bankshares, Inc.	361	14,263

		28,975

Banks-Mortgage - 0.1%
Flagstar Bancorp, Inc.	2,743	98,062
Walker & Dunlop, Inc.	2,568	141,112

		239,174

Banks-Super Regional - 0.1%
Independent Bank Group, Inc.	3,033	172,881
National Bank Holdings Corp., Class A	2,668	102,024

		274,905

Batteries/Battery Systems - 0.1%
EnerSys	4,016	277,867

Beverages-Non-alcoholic - 0.1%
Celsius Holdings, Inc.†	2,120	8,777
Coca-Cola Consolidated, Inc.	436	141,713
National Beverage Corp.	1,092	61,152
Primo Water Corp.†	3,110	48,982

		260,624

Beverages-Wine/Spirits - 0.0%
MGP Ingredients, Inc.	1,227	107,817

Brewery - 0.1%
Boston Beer Co., Inc., Class A†	766	237,468
Craft Brew Alliance, Inc.†	1,182	16,678

		254,146

Broadcast Services/Program - 0.1%
Hemisphere Media Group, Inc.†	1,681	24,559
MSG Networks, Inc., Class A†	5,492	126,481

		151,040

Building & Construction Products-Misc. - 0.7%
American Woodmark Corp.†	1,293	116,279
Armstrong Flooring, Inc.†	1,973	28,589
Builders FirstSource, Inc.†	10,489	144,538
Caesarstone, Ltd.	2,127	32,182
Forterra, Inc.†	1,751	8,125
Gibraltar Industries, Inc.†	2,964	117,582
Louisiana-Pacific Corp.	13,183	330,234
NCI Building Systems, Inc.†	3,956	22,628
Patrick Industries, Inc.†	2,142	106,822
PGT Innovations, Inc.†	5,257	77,068
Simpson Manufacturing Co., Inc.	3,846	244,913
Summit Materials, Inc., Class A†	10,408	182,348
Trex Co., Inc.†	5,487	380,084

		1,791,392

Building & Construction-Misc. - 0.4%
Comfort Systems USA, Inc.	3,401	183,994
EMCOR Group, Inc.	5,312	446,952
IES Holdings, Inc.†	774	13,553
MYR Group, Inc.†	1,494	54,008
NV5 Global, Inc.†	870	55,106
TopBuild Corp.†	3,292	234,489
Willscot Corp.†	3,584	48,276

		1,036,378

Building Products-Air & Heating - 0.1%
AAON, Inc.	3,829	192,254
SPX Corp.†	3,996	145,854

		338,108

Building Products-Cement - 0.1%
Continental Building Products, Inc.†	3,450	88,493
US Concrete, Inc.†	1,493	70,365

		158,858

Building Products-Doors & Windows - 0.2%
Apogee Enterprises, Inc.	2,479	99,904
Griffon Corp.	3,283	64,412
JELD-WEN Holding, Inc.†	6,308	124,583
Masonite International Corp.†	2,443	125,790

		414,689

Building Products-Wood - 0.1%
Boise Cascade Co.	3,608	99,905
Universal Forest Products, Inc.	5,565	205,627

		305,532

Building-Heavy Construction - 0.4%
Aegion Corp.†	2,977	59,272
Dycom Industries, Inc.†	2,803	139,001
Granite Construction, Inc.	4,080	183,151
Great Lakes Dredge & Dock Corp.†	5,296	54,178
MasTec, Inc.†	5,886	298,126
Orion Group Holdings, Inc.†	2,611	6,762
Primoris Services Corp.	3,880	85,050
Sterling Construction Co., Inc.†	2,475	33,561
Tutor Perini Corp.†	3,473	69,356

		928,457

Building-Maintenance & Services - 0.1%
ABM Industries, Inc.	6,142	233,212
Brightview Holdings, Inc.†	2,780	44,591

		277,803

Building-Mobile Home/Manufactured Housing - 0.2%
Cavco Industries, Inc.†	794	99,067
LCI Industries	2,268	199,244
Skyline Champion Corp.	3,099	65,420
Winnebago Industries, Inc.	2,904	102,715

		466,446

Building-Residential/Commercial - 0.6%
Beazer Homes USA, Inc.†	2,788	37,052
Century Communities, Inc.†	2,428	61,744
Green Brick Partners, Inc.†	2,276	20,347
Hovnanian Enterprises, Inc., Class A†	450	6,849
Installed Building Products, Inc.†	2,014	96,732
KB Home	7,975	206,632
LGI Homes, Inc.†	1,717	119,005
M/I Homes, Inc.†	2,512	70,763
MDC Holdings, Inc.	4,544	138,865
Meritage Homes Corp.†	3,537	180,918
New Home Co., Inc.†	1,169	5,389
Taylor Morrison Home Corp., Class A†	10,713	207,404
TRI Pointe Group, Inc.†	13,152	171,634
William Lyon Homes, Class A†	2,965	49,990

		1,373,324

Cable/Satellite TV - 0.1%
Liberty Latin America, Ltd., Class A†	4,033	84,411
Liberty Latin America, Ltd., Class C†	10,553	219,924
WideOpenWest, Inc.†	2,748	21,957

		326,292

Capacitors - 0.0%
KEMET Corp.	5,236	93,567

Casino Hotels - 0.1%
Boyd Gaming Corp.	7,644	219,994
Century Casinos, Inc.†	2,508	22,823

		242,817

Casino Services - 0.2%
Eldorado Resorts, Inc.†	6,111	301,700
Scientific Games Corp.†	5,156	119,258

		420,958

Cellular Telecom - 0.1%
8x8, Inc.†	8,724	208,678
ATN International, Inc.	969	59,158
NII Holdings, Inc.†	8,242	16,154

		283,990

Chemicals-Diversified - 0.3%
AdvanSix, Inc.†	2,785	84,191
Codexis, Inc.†	4,794	94,442
Innophos Holdings, Inc.	1,807	58,167
Innospec, Inc.	2,249	190,760
Koppers Holdings, Inc.†	1,856	49,629
Quaker Chemical Corp.	1,212	271,270

		748,459

Chemicals-Fibers - 0.0%
Rayonier Advanced Materials, Inc.	4,702	69,778

Chemicals-Other - 0.0%
American Vanguard Corp.	2,704	42,561

Chemicals-Plastics - 0.1%
A. Schulman, Inc. CVR†(1)	1,986	592
Landec Corp.†	2,268	23,837
PolyOne Corp.	7,413	204,895

		229,324

Chemicals-Specialty - 1.1%
AgroFresh Solutions, Inc.†	2,926	9,334
Amyris, Inc.†	3,059	13,704
Balchem Corp.	2,977	302,195
Ferro Corp.†	7,721	137,974
GCP Applied Technologies, Inc.†	6,674	192,145
H.B. Fuller Co.	4,701	230,208
Hawkins, Inc.	899	33,182
Ingevity Corp.†	3,935	452,564
Kraton Corp.†	2,877	94,423
Minerals Technologies, Inc.	3,284	206,137
Oil-Dri Corp. of America	473	15,046
OMNOVA Solutions, Inc.†	4,063	30,066
PQ Group Holdings, Inc.†	3,396	53,691
Rogers Corp.†	1,704	285,454
Sensient Technologies Corp.	3,949	276,904
Stepan Co.	1,881	174,068
Tronox Holdings PLC, Class A	8,690	122,877
Valhi, Inc.	2,344	5,883

		2,635,855

Circuit Boards - 0.1%
Park Electrochemical Corp.	1,786	29,380
TTM Technologies, Inc.†	8,707	115,280

		144,660

Coal - 0.3%
Advanced Emissions Solutions, Inc.	1,715	19,379
Arch Coal, Inc., Class A	1,623	157,398
CONSOL Energy, Inc.†	2,552	86,513
Hallador Energy Co.	1,541	7,952
NACCO Industries, Inc., Class A	350	14,311
Peabody Energy Corp.	7,270	209,158
Ramaco Resources, Inc.†	555	3,730
SunCoke Energy, Inc.†	6,031	51,927
Warrior Met Coal, Inc.	4,008	124,248

		674,616

Coatings/Paint - 0.0%
Kronos Worldwide, Inc.	2,103	28,601

Coffee - 0.0%
Farmer Bros. Co.†	932	18,789

Commercial Services - 0.6%
Acacia Research Corp.†	4,493	14,288
Care.com, Inc.†	1,858	31,121
Emerald Expositions Events, Inc.	2,302	32,343
Forrester Research, Inc.	967	49,182
Healthcare Services Group, Inc.	6,876	232,753
HMS Holdings Corp.†	7,690	234,007
LiveRamp Holdings, Inc.†	6,287	366,721
Medifast, Inc.	1,085	159,159
National Research Corp.	1,024	40,530
PFSweb, Inc.†	1,410	6,514
ServiceSource International, Inc.†	7,317	7,756
SP Plus Corp.†	2,101	72,526
Team, Inc.†	2,746	46,407
Weight Watchers International, Inc.†	3,577	73,042

		1,366,349

Commercial Services-Finance - 0.5%
Avalara, Inc.†	2,569	151,237
Cardtronics PLC, Class A†	3,682	131,668
Cass Information Systems, Inc.	1,331	65,658
CBIZ, Inc.†	4,789	92,476
Everi Holdings, Inc.†	6,162	63,407
EVERTEC, Inc.	5,656	177,089
Evo Payments, Inc., Class A†	2,298	68,273

Green Dot Corp., Class A†	4,484	285,945
I3 Verticals, Inc., Class A†	849	20,495
MoneyGram International, Inc.†	2,865	9,483
PRGX Global, Inc.†	1,944	15,591
Travelport Worldwide, Ltd.	11,648	182,641

		1,263,963

Communications Software - 0.1%
Avaya Holdings Corp.†	9,718	185,419

Computer Aided Design - 0.0%
Altair Engineering, Inc., Class A†	2,315	91,304

Computer Data Security - 0.4%
Carbon Black, Inc.†	3,569	49,038
ForeScout Technologies, Inc.†	2,856	120,066
OneSpan, Inc.†	2,925	54,230
Qualys, Inc.†	3,162	285,402
Rapid7, Inc.†	3,424	186,060
Tenable Holdings, Inc.†	2,765	99,264
Varonis Systems, Inc.†	2,620	186,413

		980,473

Computer Graphics - 0.0%
Monotype Imaging Holdings, Inc.	3,788	65,305

Computer Services - 1.0%
CACI International, Inc., Class A†	2,280	444,463
Carbonite, Inc.†	2,994	73,443
ExlService Holdings, Inc.†	3,098	184,021
Insight Enterprises, Inc.†	3,261	184,507
KeyW Holding Corp.†	4,516	51,211
MAXIMUS, Inc.	5,929	436,671
Perspecta, Inc.	13,195	304,541
Presidio, Inc.	3,778	56,746
Rimini Street, Inc.†	961	4,882
Science Applications International Corp.	4,691	351,590
Sykes Enterprises, Inc.†	3,670	101,842
TTEC Holdings, Inc.	1,313	47,872
Unisys Corp.†	4,684	52,508
Virtusa Corp.†	2,638	146,541

		2,440,838

Computer Software - 0.7%
Avid Technology, Inc.†	2,550	19,380
Box, Inc., Class A†	11,699	241,233
Cision, Ltd.†	6,217	74,977
Cloudera, Inc.†	18,615	207,185
Cornerstone OnDemand, Inc.†	5,048	275,873
Envestnet, Inc.†	4,146	294,325
j2 Global, Inc.	4,349	381,059
SecureWorks Corp., Class A†	797	15,478
Simulations Plus, Inc.	1,068	24,062
TiVo Corp.	11,208	105,019
Veritone, Inc.†	788	4,878
Yext, Inc.†	7,903	173,155

		1,816,624

Computers-Integrated Systems - 0.4%
Agilysys, Inc.†	1,438	27,509
Cray, Inc.†	3,752	98,527
Cubic Corp.	2,901	164,719
Diebold Nixdorf, Inc.†	7,078	71,417
Maxwell Technologies, Inc.†	3,801	16,686
Mercury Systems, Inc.†	4,361	318,440
MTS Systems Corp.	1,658	91,157
NetScout Systems, Inc.†	6,962	204,683
PAR Technology Corp.†	1,056	25,038
USA Technologies, Inc.†	5,288	29,983

		1,048,159

Computers-Other - 0.3%
3D Systems Corp.†	10,133	107,815
Lumentum Holdings, Inc.†	7,060	437,508
PlayAGS, Inc.†	2,038	49,157
Stratasys, Ltd.†	4,702	109,321

		703,801

Computers-Periphery Equipment - 0.1%
Electronics For Imaging, Inc.†	4,061	151,028
Mitek Systems, Inc.†	3,112	37,033

		188,061

Computers-Voice Recognition - 0.0%
Vocera Communications, Inc.†	2,800	89,180

Consulting Services - 0.4%
CRA International, Inc.	729	37,966
Franklin Covey Co.†	907	25,859
FTI Consulting, Inc.†	3,526	299,639
GP Strategies Corp.†	1,151	14,652
Hackett Group, Inc.	2,236	34,323
Huron Consulting Group, Inc.†	2,052	99,173
ICF International, Inc.	1,678	130,666
Information Services Group, Inc.†	3,169	11,282
Kelly Services, Inc., Class A	2,902	64,599
Navigant Consulting, Inc.	3,923	89,562
Vectrus, Inc.†	1,035	41,969

		849,690

Consumer Products-Misc. - 0.3%
Central Garden & Pet Co.†	964	26,009
Central Garden & Pet Co., Class A†	3,822	93,562
Helen of Troy, Ltd.†	2,388	343,872
Quanex Building Products Corp.	3,094	51,732
WD-40 Co.	1,267	213,173

		728,348

Containers-Metal/Glass - 0.0%
Greif, Inc., Class A	2,374	93,821
Greif, Inc., Class B	517	25,152

		118,973

Containers-Paper/Plastic - 0.0%
Multi-Color Corp.	1,287	64,221
UFP Technologies, Inc.†	615	22,386

		86,607

Cosmetics & Toiletries - 0.2%
e.l.f. Beauty, Inc.†	2,102	26,885

Edgewell Personal Care Co.†	5,009	206,521
Inter Parfums, Inc.	1,615	117,071
Revlon, Inc., Class A†	755	16,119

		366,596

Cruise Lines - 0.0%
Lindblad Expeditions Holdings, Inc.†	1,977	32,047

Data Processing/Management - 0.2%
Amber Road, Inc.†	2,210	19,979
Bottomline Technologies, Inc.†	3,921	198,285
CommVault Systems, Inc.†	3,713	195,304
CSG Systems International, Inc.	3,039	135,691

		549,259

Dental Supplies & Equipment - 0.1%
Patterson Cos., Inc.	7,610	166,202

Diagnostic Equipment - 0.3%
Accelerate Diagnostics, Inc.†	2,419	47,171
BioTelemetry, Inc.†	3,059	166,410
GenMark Diagnostics, Inc.†	4,811	34,832
OPKO Health, Inc.†	29,850	71,341
Oxford Immunotec Global PLC†	2,399	38,936
Quanterix Corp.†	792	17,994
Repligen Corp.†	3,627	244,387

		621,071

Diagnostic Kits - 0.2%
Celcuity, Inc.†	539	12,127
Genomic Health, Inc.†	1,945	125,122
Meridian Bioscience, Inc.	3,856	44,382
OraSure Technologies, Inc.†	5,584	52,825
Quidel Corp.†	3,172	202,818

		437,274

Dialysis Centers - 0.0%
American Renal Associates Holdings, Inc.†	1,213	8,345

Direct Marketing - 0.0%
Quotient Technology, Inc.†	7,401	68,755

Disposable Medical Products - 0.2%
CONMED Corp.	2,341	187,350
Merit Medical Systems, Inc.†	4,947	277,922
Utah Medical Products, Inc.	319	26,924

		492,196

Distribution/Wholesale - 0.5%
Anixter International, Inc.†	2,736	172,012
BlueLinx Holdings, Inc.†	827	21,270
Core-Mark Holding Co., Inc.	4,237	154,015
EVI Industries, Inc.	355	12,958
Fossil Group, Inc.†	4,234	55,338
G-III Apparel Group, Ltd.†	4,035	174,110
H&E Equipment Services, Inc.	2,953	89,801
Manitex International, Inc.†	1,349	10,306
ScanSource, Inc.†	2,338	88,026
SiteOne Landscape Supply, Inc.†	3,766	253,452
Systemax, Inc.	1,134	25,753
Titan Machinery, Inc.†	1,749	30,083
Triton International, Ltd.	4,795	157,995
Veritiv Corp.†	1,068	29,787

		1,274,906

Diversified Manufacturing Operations - 0.4%
Actuant Corp., Class A	5,658	144,732
Chase Corp.	672	62,946
EnPro Industries, Inc.	1,897	140,985
Fabrinet†	3,346	202,500
Federal Signal Corp.	5,514	158,638
Harsco Corp.†	7,469	169,098
LSB Industries, Inc.†	2,003	11,718
Lydall, Inc.†	1,570	38,638
NL Industries, Inc.†	775	2,751
Standex International Corp.	1,165	76,971
Synalloy Corp.	777	13,714
Tredegar Corp.	2,402	43,284

		1,065,975

Diversified Minerals - 0.1%
Covia Holdings Corp.†	2,884	13,872
Livent Corp.†	13,866	149,476
United States Lime & Minerals, Inc.	185	14,970

		178,318

Diversified Operations/Commercial Services - 0.0%
Viad Corp.	1,889	115,815

Drug Delivery Systems - 0.1%
Antares Pharma, Inc.†	13,396	36,035
Assertio Therapeutics, Inc.†	5,462	22,776
Heron Therapeutics, Inc.†	6,396	138,665
Revance Therapeutics, Inc.†	3,549	46,989
Senseonics Holdings, Inc.†	7,908	18,426

		262,891

E-Commerce/Products - 0.3%
1-800-flowers.com, Inc., Class A†	2,463	52,437
Etsy, Inc.†	11,090	749,019
Lands’ End, Inc.†	975	17,072
Overstock.com, Inc.†	2,139	28,192

		846,720

E-Commerce/Services - 0.5%
Cargurus, Inc.†	4,643	189,156
Cars.com, Inc.†	6,419	133,579
ChannelAdvisor Corp.†	2,408	28,294
Groupon, Inc.†	41,378	145,651
Leaf Group, Ltd.†	1,551	13,013
Liberty Expedia Holdings, Inc., Class A†	5,056	234,699
Shutterfly, Inc.†	3,106	136,136
Shutterstock, Inc.	1,746	70,626
Stamps.com, Inc.†	1,632	140,026
Travelzoo, Inc.†	432	7,590
TrueCar, Inc.†	8,747	56,331
Upwork, Inc.†	1,169	23,368

		1,178,469

E-Marketing/Info - 0.1%
Cardlytics, Inc.†	552	8,611

Liquidity Services, Inc.†	2,513	17,064
New Media Investment Group, Inc.	5,535	59,169
QuinStreet, Inc.†	4,134	58,992

		143,836

E-Services/Consulting - 0.0%
Perficient, Inc.†	3,000	88,320

Educational Software - 0.1%
Instructure, Inc.†	2,949	127,043

Electric Products-Misc. - 0.1%
Graham Corp.	889	18,402
nLight, Inc.†	2,109	55,108
Novanta, Inc.†	3,039	264,454

		337,964

Electric-Distribution - 0.0%
Spark Energy, Inc., Class A	1,070	10,122
Unitil Corp.	1,351	76,886

		87,008

Electric-Generation - 0.1%
Atlantic Power Corp.†	10,072	23,267
Ormat Technologies, Inc.	3,695	215,640

		238,907

Electric-Integrated - 1.3%
ALLETE, Inc.	4,782	389,494
Ameresco, Inc., Class A†	1,756	26,445
Avista Corp.	6,085	262,507
Black Hills Corp.	4,973	361,836
El Paso Electric Co.	3,759	229,713
IDACORP, Inc.	4,686	464,008
MGE Energy, Inc.	3,241	219,707
NorthWestern Corp.	4,692	327,736
Otter Tail Corp.	3,657	187,604
PNM Resources, Inc.	7,389	343,145
Portland General Electric Co.	8,304	434,382

		3,246,577

Electronic Components-Misc. - 0.7%
Advanced Energy Industries, Inc.†	3,561	205,683
Applied Optoelectronics, Inc.†	1,761	22,048
Atkore International Group, Inc.†	3,622	89,681
Bel Fuse, Inc., Class B	916	21,709
Benchmark Electronics, Inc.	4,076	110,174
Comtech Telecommunications Corp.	2,160	50,825
IntriCon Corp.†	706	16,499
Kimball Electronics, Inc.†	2,300	34,799
Knowles Corp.†	8,109	153,098
NVE Corp.	443	42,444
OSI Systems, Inc.†	1,559	140,513
Plexus Corp.†	2,845	171,212
Sanmina Corp.†	6,292	213,425
SMART Global Holdings, Inc.†	1,210	26,305
Vishay Intertechnology, Inc.	12,300	243,663
Vishay Precision Group, Inc.†	959	36,317
ZAGG, Inc.†	2,487	20,493

		1,598,888

Electronic Components-Semiconductors - 1.1%
Adesto Technologies Corp.†	2,291	14,594
Alpha & Omega Semiconductor, Ltd.†	1,841	22,828
Amkor Technology, Inc.†	9,498	86,052
AVX Corp.	4,331	70,639
AXT, Inc.†	3,530	20,121
CEVA, Inc.†	2,018	50,833
Cree, Inc.†	9,597	634,266
CTS Corp.	3,036	90,928
Diodes, Inc.†	3,729	135,810
Impinj, Inc.†	1,515	44,344
Inphi Corp.†	4,031	184,055
Kopin Corp.†	5,483	6,854
Lattice Semiconductor Corp.†	10,867	140,728
MACOM Technology Solutions Holdings, Inc.†	4,250	59,032
Photronics, Inc.†	6,040	56,414
Rambus, Inc.†	9,892	113,362
Rudolph Technologies, Inc.†	2,924	70,732
Semtech Corp.†	6,041	325,429
Silicon Laboratories, Inc.†	3,985	429,025
Synaptics, Inc.†	3,218	121,222
Xperi Corp.	4,489	111,552

		2,788,820

Electronic Measurement Instruments - 0.3%
Badger Meter, Inc.	2,651	147,077
FARO Technologies, Inc.†	1,587	89,269
Fitbit, Inc., Class A†	19,853	104,824
Itron, Inc.†	3,146	168,814
Mesa Laboratories, Inc.	312	73,847
Stoneridge, Inc.†	2,550	80,147

		663,978

Electronic Parts Distribution - 0.3%
SYNNEX Corp.	3,859	416,309
Tech Data Corp.†	3,458	368,657

		784,966

Electronic Security Devices - 0.1%
Alarm.com Holdings, Inc.†	2,903	205,765
Napco Security Technologies, Inc.†	1,086	26,911

		232,676

Energy-Alternate Sources - 0.4%
Clean Energy Fuels Corp.†	12,733	39,982
Enphase Energy, Inc.†	8,028	80,601
FuelCell Energy, Inc.†	9,176	2,404
FutureFuel Corp.	2,397	35,212
Green Plains, Inc.	3,657	63,522
Pattern Energy Group, Inc., Class A	7,506	173,539
Plug Power, Inc.†	19,839	49,399
Renewable Energy Group, Inc.†	3,426	82,635
REX American Resources Corp.†	520	43,945
Sunrun, Inc.†	8,971	136,449
TerraForm Power, Inc., Class A	6,788	92,045
TPI Composites, Inc.†	1,368	42,340
Vivint Solar, Inc.†	3,674	19,876

		861,949

Engineering/R&D Services - 0.3%
Argan, Inc.	1,359	64,988
Exponent, Inc.	4,789	271,153
Infrastructure and Energy Alternatives, Inc.†	1,591	7,223
Iteris, Inc.†	2,359	10,238
KBR, Inc.	13,091	290,882
Mistras Group, Inc.†	1,625	22,279
VSE Corp.	804	24,578

		691,341

Engines-Internal Combustion - 0.0%
Briggs & Stratton Corp.	3,801	46,372

Enterprise Software/Service - 1.8%
Alteryx, Inc., Class A†	2,714	240,569
American Software, Inc., Class A	2,653	34,356
Asure Software, Inc.†	1,165	8,108
Benefitfocus, Inc.†	2,615	106,509
Blackbaud, Inc.	4,479	355,140
Blackline, Inc.†	3,412	174,285
Coupa Software, Inc.†	5,181	535,353
Daily Journal Corp.†	104	23,192
Domo, Inc., Class B†	1,555	59,572
Donnelley Financial Solutions, Inc.†	3,125	47,844
eGain Corp.†	1,664	16,623
Everbridge, Inc.†	2,706	199,946
Evolent Health, Inc., Class A†	6,325	85,704
Exela Technologies, Inc.†	4,399	14,473
LivePerson, Inc.†	5,468	160,376
Majesco†	607	4,735
ManTech International Corp., Class A	2,456	152,247
MicroStrategy, Inc., Class A†	801	119,910
MobileIron, Inc.†	6,907	40,959
Model N, Inc.†	2,395	44,403
New Relic, Inc.†	4,186	440,535
Omnicell, Inc.†	3,595	288,894
Progress Software Corp.	4,153	189,418
PROS Holdings, Inc.†	2,938	150,543
QAD, Inc., Class A	964	45,183
SailPoint Technologies Holding, Inc.†	6,481	183,153
SPS Commerce, Inc.†	1,594	165,362
SVMK, Inc.†	1,639	29,338
Verint Systems, Inc.†	5,992	361,857
Workiva, Inc.†	2,691	143,000

		4,421,587

Entertainment Software - 0.0%
Glu Mobile, Inc.†	10,460	114,432

Environmental Consulting & Engineering - 0.1%
Tetra Tech, Inc.	5,145	332,984

Filtration/Separation Products - 0.1%
ESCO Technologies, Inc.	2,363	177,225

Finance-Commercial - 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,522	146,830
Marlin Business Services Corp.	805	17,541
NewStar Financial, Inc. CVR†(1)	2,250	1,215
On Deck Capital, Inc.†	4,789	26,148

		191,734

Finance-Consumer Loans - 0.2%
Curo Group Holdings Corp.†	1,088	14,492
Elevate Credit, Inc.†	1,912	8,566
Encore Capital Group, Inc.†	2,414	68,220
Enova International, Inc.†	3,063	84,018
LendingClub Corp.†	29,799	94,761
Nelnet, Inc., Class A	1,727	100,252
Ocwen Financial Corp.†	10,906	18,431
PRA Group, Inc.†	4,141	116,445
Regional Management Corp.†	865	21,426
World Acceptance Corp.†	570	74,094

		600,705

Finance-Credit Card - 0.0%
Meta Financial Group, Inc.	2,592	66,770

Finance-Investment Banker/Broker - 0.3%
Cowen, Inc.†	2,570	43,048
Diamond Hill Investment Group, Inc.	303	43,778
GAIN Capital Holdings, Inc.	2,512	13,238
Greenhill & Co., Inc.	1,641	33,985
Houlihan Lokey, Inc.	3,141	154,914
INTL. FCStone, Inc.†	1,438	58,325
Ladenburg Thalmann Financial Services, Inc.	9,446	34,667
Moelis & Co., Class A	4,139	169,492
Oppenheimer Holdings, Inc., Class A	897	23,546
Piper Jaffray Cos.	1,330	107,198
PJT Partners, Inc., Class A	1,850	79,772
Siebert Financial Corp.†	688	7,203

		769,166

Finance-Leasing Companies - 0.0%
Aircastle, Ltd.	5,044	100,477

Finance-Mortgage Loan/Banker - 0.2%
CBTX, Inc.	1,659	52,590
Federal Agricultural Mtg. Corp., Class C	833	63,708
Impac Mtg. Holdings, Inc.†	910	3,131
LendingTree, Inc.†	739	284,382
Mr. Cooper Group, Inc.†	6,905	59,383
PennyMac Financial Services, Inc.	1,840	41,032

		504,226

Finance-Other Services - 0.2%
Deluxe Corp.	4,290	191,849
WageWorks, Inc.†	3,682	179,645

		371,494

Financial Guarantee Insurance - 0.5%
MBIA, Inc.†	8,214	79,430
MGIC Investment Corp.†	32,950	482,388
NMI Holdings, Inc., Class A†	5,840	163,987
Radian Group, Inc.	20,055	469,688

		1,195,493

Firearms & Ammunition - 0.2%
American Outdoor Brands Corp.†	4,986	49,112
Axon Enterprise, Inc.†	5,335	338,773
Sturm Ruger & Co., Inc.	1,560	87,344

		475,229

Food-Baking - 0.1%
Hostess Brands, Inc.†	9,161	122,757

Food-Canned - 0.0%
Seneca Foods Corp., Class A†	660	16,335

Food-Confectionery - 0.1%
Simply Good Foods Co.†	5,668	127,303
Tootsie Roll Industries, Inc.	1,564	60,730

		188,033

Food-Dairy Products - 0.0%
Dean Foods Co.	8,466	14,392

Food-Meat Products - 0.0%
Nathan’s Famous, Inc.	265	18,298

Food-Misc./Diversified - 0.3%
B&G Foods, Inc.	6,100	158,600
Cal-Maine Foods, Inc.	2,895	119,014
J&J Snack Foods Corp.	1,395	219,266
John B. Sanfilippo & Son, Inc.	797	57,472
Lancaster Colony Corp.	1,754	260,837

		815,189

Food-Retail - 0.0%
Ingles Markets, Inc., Class A	1,309	35,932
Smart & Final Stores, Inc.†	2,139	13,968
Village Super Market, Inc., Class A	763	22,417
Weis Markets, Inc.	886	37,256

		109,573

Food-Wholesale/Distribution - 0.3%
Calavo Growers, Inc.	1,472	141,033
Chefs’ Warehouse, Inc.†	2,018	65,948
Fresh Del Monte Produce, Inc.	2,824	83,336
Performance Food Group Co.†	9,455	387,182
SpartanNash Co.	3,305	53,442
United Natural Foods, Inc.†	4,763	61,538

		792,479

Footwear & Related Apparel - 0.3%
Crocs, Inc.†	6,144	171,110
Rocky Brands, Inc.	634	16,173
Steven Madden, Ltd.	8,085	293,890
Weyco Group, Inc.	566	19,419
Wolverine World Wide, Inc.	8,571	315,499

		816,091

Funeral Services & Related Items - 0.1%
Carriage Services, Inc.	1,634	28,676
Matthews International Corp., Class A	2,896	116,014

		144,690

Gambling (Non-Hotel) - 0.1%
Golden Entertainment, Inc.†	1,723	27,103
Monarch Casino & Resort, Inc.†	1,049	44,782
Red Rock Resorts, Inc., Class A	6,452	174,075

		245,960

Gas-Distribution - 0.9%
Chesapeake Utilities Corp.	1,468	135,996
New Jersey Resources Corp.	8,097	405,498
Northwest Natural Holding Co.	2,656	177,660
ONE Gas, Inc.	4,839	428,348
RGC Resources, Inc.	686	19,002
South Jersey Industries, Inc.	8,596	276,103
Southwest Gas Holdings, Inc.	4,912	408,629
Spire, Inc.	4,574	385,085

		2,236,321

Gold Mining - 0.0%
Gold Resource Corp.	4,886	17,883

Golf - 0.1%
Acushnet Holdings Corp.	3,212	80,974
Callaway Golf Co.	8,722	153,158
Drive Shack, Inc.†	5,611	28,841

		262,973

Hazardous Waste Disposal - 0.1%
Heritage-Crystal Clean, Inc.†	1,375	39,504
US Ecology, Inc.	2,034	124,094

		163,598

Health Care Cost Containment - 0.2%
CorVel Corp.†	832	59,737
HealthEquity, Inc.†	5,025	340,444

		400,181

Healthcare Safety Devices - 0.1%
Tandem Diabetes Care, Inc.†	4,732	290,592

Home Furnishings - 0.1%
Ethan Allen Interiors, Inc.	2,220	49,062
Flexsteel Industries, Inc.	681	14,750
Hooker Furniture Corp.	1,074	32,016
Purple Innovation, Inc.†	405	2,333
Sleep Number Corp.†	3,030	105,444

		203,605

Hotels/Motels - 0.1%
BBX Capital Corp.	6,091	33,744
Bluegreen Vacations Corp.	692	10,518
Marcus Corp.	1,858	69,898
Red Lion Hotels Corp.†	1,497	11,856
St. Joe Co.†	3,236	55,142

		181,158

Housewares - 0.0%
Lifetime Brands, Inc.	1,093	10,340
Tupperware Brands Corp.	4,526	107,719

		118,059

Human Resources - 0.9%
AMN Healthcare Services, Inc.†	4,291	223,389
ASGN, Inc.†	4,710	296,918

Barrett Business Services, Inc.	659	48,015
BG Staffing, Inc.	779	18,205
Cross Country Healthcare, Inc.†	3,293	23,216
Heidrick & Struggles International, Inc.	1,733	62,007
Insperity, Inc.	3,557	425,275
Kforce, Inc.	2,139	77,047
Korn Ferry	5,258	247,231
Paylocity Holding Corp.†	2,689	259,623
Resources Connection, Inc.	2,766	44,422
TriNet Group, Inc.†	4,048	252,352
TrueBlue, Inc.†	3,738	90,310
Willdan Group, Inc.†	900	35,577

		2,103,587

Identification Systems - 0.1%
Brady Corp., Class A	4,423	215,798
Digimarc Corp.†	1,040	30,982

		246,780

Import/Export - 0.0%
Castle Brands, Inc.†	8,557	5,473

Independent Power Producers - 0.1%
Clearway Energy, Inc., Class A	3,233	49,691
Clearway Energy, Inc., Class C	6,828	108,361

		158,052

Industrial Audio & Video Products - 0.0%
GoPro, Inc., Class A†	10,664	63,024
Turtle Beach Corp.†	759	7,772

		70,796

Industrial Automated/Robotic - 0.0%
Hurco Cos., Inc.	587	23,087
Ichor Holdings, Ltd.†	2,036	51,266

		74,353

Instruments-Controls - 0.3%
Allied Motion Technologies, Inc.	649	23,760
Control4 Corp.†	2,462	42,863
Watts Water Technologies, Inc., Class A	2,579	220,737
Woodward, Inc.	4,975	541,777

		829,137

Instruments-Scientific - 0.0%
Fluidigm Corp.†	3,048	41,880

Insurance Brokers - 0.1%
Crawford & Co., Class B	1,023	9,023
eHealth, Inc.†	2,034	123,545
Goosehead Insurance, Inc., Class A	905	27,575

		160,143

Insurance-Life/Health - 0.6%
American Equity Investment Life Holding Co.	8,314	244,515
CNO Financial Group, Inc.	15,253	252,437
FBL Financial Group, Inc., Class A	918	57,347
FGL Holdings	13,602	116,025
Health Insurance Innovations, Inc., Class A†	1,199	27,961
Independence Holding Co.	433	16,575
National Western Life Group, Inc., Class A	212	56,545
Primerica, Inc.	4,003	521,551
Tiptree, Inc.	2,463	14,039
Trupanion, Inc.†	2,385	78,228

		1,385,223

Insurance-Multi-line - 0.4%
Citizens, Inc.†	4,592	31,042
Genworth Financial, Inc., Class A†	46,796	177,357
Horace Mann Educators Corp.	3,819	147,337
Kemper Corp.	4,894	439,872
United Fire Group, Inc.	1,952	85,127

		880,735

Insurance-Property/Casualty - 1.0%
Ambac Financial Group, Inc.†	4,204	78,615
AMERISAFE, Inc.	1,773	104,997
Donegal Group, Inc., Class A	870	11,745
Employers Holdings, Inc.	2,992	128,417
Enstar Group, Ltd.†	1,118	198,177
FedNat Holding Co.	1,067	17,360
Hallmark Financial Services, Inc.†	1,210	13,891
HCI Group, Inc.	667	28,428
Heritage Insurance Holdings, Inc.	1,859	25,357
Investors Title Co.	128	21,622
James River Group Holdings, Ltd.	2,408	101,666
Kingstone Cos., Inc.	861	9,996
Kinsale Capital Group, Inc.	1,812	131,551
National General Holdings Corp.	5,999	147,875
Navigators Group, Inc.	1,922	134,425
NI Holdings, Inc.†	901	14,443
ProAssurance Corp.	4,927	184,910
Protective Insurance Corp., Class B	878	14,267
RLI Corp.	3,640	296,041
Safety Insurance Group, Inc.	1,361	126,464
Selective Insurance Group, Inc.	5,387	384,147
State Auto Financial Corp.	1,550	52,126
Stewart Information Services Corp.	2,172	92,332
United Insurance Holdings Corp.	1,907	29,215
Universal Insurance Holdings, Inc.	2,936	87,463

		2,435,530

Insurance-Reinsurance - 0.3%
Argo Group International Holdings, Ltd.	3,009	234,913
EMC Insurance Group, Inc.	858	27,550
Essent Group, Ltd.†	8,915	423,017
Global Indemnity, Ltd.	780	24,024
Greenlight Capital Re, Ltd., Class A†	2,668	31,963
Maiden Holdings, Ltd.	6,323	4,132
Third Point Reinsurance, Ltd.†	6,897	80,074

		825,673

Internet Application Software - 0.1%
Anaplan, Inc.†	1,670	65,748
Tucows, Inc., Class A†	883	77,872
VirnetX Holding Corp.†	5,441	34,713

		178,333

Internet Connectivity Services - 0.1%
Boingo Wireless, Inc.†	3,808	86,594
Cogent Communications Holdings, Inc.	3,887	214,679
Internap Corp.†	2,250	8,865

		310,138

Internet Content-Entertainment - 0.1%
Limelight Networks, Inc.†	10,284	30,543
Roku, Inc.†	4,022	255,759

		286,302

Internet Content-Information/News - 0.2%
HealthStream, Inc.†	2,404	62,937
LiveXLive Media, Inc.†	2,733	13,583
TechTarget, Inc.†	1,906	31,811
Yelp, Inc.†	7,529	301,612

		409,943

Internet Security - 0.2%
Zix Corp.†	4,849	39,519
Zscaler, Inc.†	5,642	385,405

		424,924

Investment Companies - 0.1%
BrightSphere Investment Group PLC	7,468	109,481
PDL Community Bancorp†	816	11,807

		121,288

Investment Management/Advisor Services - 0.7%
Altisource Portfolio Solutions SA†	914	21,634
Artisan Partners Asset Management, Inc., Class A	4,459	126,368
Ashford, Inc.†	61	3,379
Associated Capital Group, Inc., Class A	216	8,923
B. Riley Financial, Inc.	1,929	34,973
Blucora, Inc.†	4,417	154,595
Boston Private Financial Holdings, Inc.	7,733	88,543
Cohen & Steers, Inc.	2,071	103,861
Columbia Financial, Inc.†	4,610	73,115
Federated Investors, Inc., Class B	8,990	276,263
Focus Financial Partners, Inc. Class A†	2,448	91,800
GAMCO Investors, Inc., Class A	442	9,582
Hamilton Lane, Inc., Class A	1,549	75,684
Pzena Investment Management, Inc., Class A	1,604	15,960
Silvercrest Asset Management Group, Inc., Class A	772	11,225
Stifel Financial Corp.	6,441	384,334
Virtus Investment Partners, Inc.	624	76,509
Waddell & Reed Financial, Inc., Class A	6,950	130,173
Westwood Holdings Group, Inc.	759	23,749
WisdomTree Investments, Inc.	10,854	78,149

		1,788,819

Lasers-System/Components - 0.1%
II-VI, Inc.†	5,832	232,347

Leisure Products - 0.0%
Escalade, Inc.	989	11,907
Johnson Outdoors, Inc., Class A	452	34,655
Marine Products Corp.	698	10,589

		57,151

Linen Supply & Related Items - 0.1%
UniFirst Corp.	1,416	223,912

Machine Tools & Related Products - 0.2%
Kennametal, Inc.	7,562	307,773
Milacron Holdings Corp.†	6,436	94,030

		401,803

Machinery-Construction & Mining - 0.1%
Astec Industries, Inc.	2,100	70,791
Hyster-Yale Materials Handling, Inc.	962	64,088

		134,879

Machinery-Electrical - 0.1%
Babcock & Wilcox Enterprises, Inc.†	2,974	1,038
Franklin Electric Co., Inc.	4,305	210,343

		211,381

Machinery-Farming - 0.1%
Alamo Group, Inc.	894	92,654
Lindsay Corp.	996	84,660

		177,314

Machinery-General Industrial - 0.4%
Albany International Corp., Class A	2,665	197,130
Applied Industrial Technologies, Inc.	3,542	212,307
Chart Industries, Inc.†	2,859	252,364
DXP Enterprises, Inc.†	1,494	64,078
Gencor Industries, Inc.†	817	9,861
Kadant, Inc.	1,015	99,561
Manitowoc Co, Inc.†	3,279	58,563
Tennant Co.	1,657	109,992
Twin Disc, Inc.†	890	16,857

		1,020,713

Machinery-Material Handling - 0.0%
Columbus McKinnon Corp.	2,072	81,554

Machinery-Print Trade - 0.0%
Eastman Kodak Co.†	1,570	3,862

Machinery-Pumps - 0.2%
Cactus, Inc., Class A†	3,526	127,994
CSW Industrials, Inc.†	1,382	82,851
Gorman-Rupp Co.	1,638	54,545
Mueller Water Products, Inc., Class A	14,357	154,051
NN, Inc.	3,908	35,328
SPX FLOW, Inc.†	3,912	140,597

		595,366

Marine Services - 0.0%
SEACOR Marine Holdings, Inc.†	1,533	20,818

Medical Imaging Systems - 0.0%
Lantheus Holdings, Inc.†	3,447	83,280

Medical Information Systems - 0.4%
Allscripts Healthcare Solutions, Inc.†	16,174	159,638
Castlight Health, Inc., Class B†	7,288	27,184
Computer Programs & Systems, Inc.	1,069	32,487
Inovalon Holdings, Inc., Class A†	6,393	86,497
Medidata Solutions, Inc.†	5,359	484,132
NantHealth, Inc.†	1,897	1,309
NextGen Healthcare, Inc.†	5,007	94,082
Tabula Rasa HealthCare, Inc.†	1,643	87,506

		972,835

Medical Instruments - 0.3%
AngioDynamics, Inc.†	3,381	69,446
Endologix, Inc.†	950	6,099
LivaNova PLC†	4,519	311,314
Natus Medical, Inc.†	3,034	81,190
NuVasive, Inc.†	4,772	289,183
TransEnterix, Inc.†	15,334	30,668

		787,900

Medical Labs & Testing Services - 0.5%
Cellular Biomedicine Group, Inc.†	1,077	18,610
Invitae Corp.†	6,579	155,396
Medpace Holdings, Inc.†	2,017	113,295
Miragen Therapeutics, Inc.†	2,412	7,067
Natera, Inc.†	3,099	59,222
Neuronetics, Inc.†	1,183	19,721
R1 RCM, Inc.†	9,552	100,009
SI-BONE, Inc.†	784	13,328
Syneos Health, Inc.†	5,755	270,082
Teladoc Health, Inc.†	6,219	353,737
Vapotherm, Inc.†	431	7,297

		1,117,764

Medical Laser Systems - 0.0%
Cutera, Inc.†	1,261	22,370

Medical Products - 1.6%
Accuray, Inc.†	7,963	32,967
AtriCure, Inc.†	3,421	102,698
Atrion Corp.	132	116,160
Avanos Medical, Inc.†	4,351	182,524
AxoGen, Inc.†	3,147	73,892
Axonics Modulation Technologies, Inc.†	643	12,989
Cardiovascular Systems, Inc.†	3,144	111,738
Cerus Corp.†	12,488	76,551
CryoLife, Inc.†	3,301	101,209
CytoSorbents Corp.†	2,760	19,872
FONAR Corp.†	578	11,467
Glaukos Corp.†	3,162	228,075
Globus Medical, Inc., Class A†	6,898	311,031
Haemonetics Corp.†	4,759	415,365
Inogen, Inc.†	1,660	144,918
Inspire Medical Systems, Inc.†	1,372	70,919
Integer Holdings Corp.†	2,888	199,532
Intersect ENT, Inc.†	2,778	90,257
Invacare Corp.	3,058	22,629
iRadimed Corp.†	333	8,328
iRhythm Technologies, Inc.†	2,238	170,782
LeMaitre Vascular, Inc.	1,482	42,800
Luminex Corp.	3,848	87,773
NanoString Technologies, Inc.†	2,416	62,743
Nevro Corp.†	2,701	166,679
Novocure, Ltd.†	6,829	300,954
Nuvectra Corp.†	1,606	15,161
Orthofix Medical, Inc.†	1,623	88,924
OrthoPediatrics Corp.†	731	29,781
Pulse Biosciences, Inc.†	986	15,796
Rockwell Medical, Inc.†	4,409	21,207
SeaSpine Holdings Corp.†	1,374	20,239
Sientra, Inc.†	2,185	18,398
Surmodics, Inc.†	1,224	53,171
T2 Biosystems, Inc.†	2,882	7,407
Tactile Systems Technology, Inc.†	1,631	81,159
Wright Medical Group NV†	11,539	341,208

		3,857,303

Medical-Biomedical/Gene - 3.9%
Abeona Therapeutics, Inc.†	2,900	22,330
ACADIA Pharmaceuticals, Inc.†	10,508	252,717
Acceleron Pharma, Inc.†	4,043	164,671
Achillion Pharmaceuticals, Inc.†	12,617	37,346
Acorda Therapeutics, Inc.†	4,087	42,709
ADMA Biologics, Inc.†	1,795	8,311
Aduro Biotech, Inc.†	5,953	24,348
Adverum Biotechnologies, Inc.†	5,052	32,585
Agenus, Inc.†	8,560	21,999
AgeX Therapeutics, Inc.†	831	3,789
Albireo Pharma, Inc.†	845	29,085
Alder Biopharmaceuticals, Inc.†	5,406	73,468
Aldeyra Therapeutics, Inc.†	1,960	16,209
Allakos, Inc.†	1,318	51,679
Allena Pharmaceuticals, Inc.†	1,076	6,639
Allogene Therapeutics, Inc.†	2,044	61,218
AMAG Pharmaceuticals, Inc.†	3,185	35,545
Amicus Therapeutics, Inc.†	17,565	234,317
AnaptysBio, Inc.†	1,960	142,531
ANI Pharmaceuticals, Inc.†	741	52,596
Aptinyx, Inc.†	1,282	4,936
Aratana Therapeutics, Inc.†	4,301	20,215
Arbutus Biopharma Corp.†	3,276	8,812
Arcus Biosciences, Inc.†	2,912	28,305
Ardelyx, Inc.†	4,056	13,790
Arena Pharmaceuticals, Inc.†	4,606	210,725
ArQule, Inc.†	10,062	60,070
Arrowhead Pharmaceuticals, Inc.†	8,688	156,210
Assembly Biosciences, Inc.†	1,951	30,787
Atara Biotherapeutics, Inc.†	3,892	130,771
Athersys, Inc.†	10,811	16,757
Audentes Therapeutics, Inc.†	3,452	130,451
AVEO Pharmaceuticals, Inc.†	9,945	9,178
Avid Bioservices, Inc.†	4,702	22,523
Avrobio, Inc.†	1,180	22,196
BioCryst Pharmaceuticals, Inc.†	10,125	75,229
Biohaven Pharmaceutical Holding Co., Ltd.†	2,899	173,505
BioTime, Inc.†	10,473	12,987
Blueprint Medicines Corp.†	4,192	316,957
Calithera Biosciences, Inc.†	3,066	18,887
Cambrex Corp.†	3,110	133,792
Cara Therapeutics, Inc.†	3,023	57,679
CASI Pharmaceuticals, Inc.†	4,631	15,097
ChemoCentryx, Inc.†	2,085	27,668
ChromaDex Corp.†	3,571	15,891
Clearside Biomedical, Inc.†	2,594	3,217
Cohbar, Inc.†	2,200	5,390

Constellation Pharmaceuticals, Inc.†	1,470	19,331
Crinetics Pharmaceuticals, Inc.†	797	20,682
CTI Biopharma Corp.†	4,740	4,644
Cue Biopharma, Inc.†	1,686	14,314
Cymabay Therapeutics, Inc.†	5,530	70,839
CytomX Therapeutics, Inc.†	4,130	39,276
Deciphera Pharmaceuticals, Inc.†	816	18,768
Denali Therapeutics, Inc.†	4,228	103,459
Dicerna Pharmaceuticals, Inc.†	4,991	64,683
Dynavax Technologies Corp.†	5,785	38,470
Editas Medicine, Inc.†	4,290	106,178
Eidos Therapeutics, Inc.†	1,508	39,525
ElectroCore, Inc.†	1,129	7,056
Emergent BioSolutions, Inc.†	4,221	218,141
Enzo Biochem, Inc.†	4,087	14,182
Epizyme, Inc.†	5,528	68,602
Equillium, Inc.†	484	3,020
Esperion Therapeutics, Inc.†	2,123	91,501
Evelo Biosciences, Inc.†	1,279	10,724
Evolus, Inc.†	864	21,064
Fate Therapeutics, Inc.†	5,628	94,550
FibroGen, Inc.†	7,058	329,820
Five Prime Therapeutics, Inc.†	3,112	34,481
Forty Seven, Inc.†	1,299	24,668
Geron Corp.†	15,908	28,953
GlycoMimetics, Inc.†	3,161	38,469
Gossamer Bio, Inc.†	1,030	17,469
GTx, Inc.†	470	512
Guardant Health, Inc.†	1,346	88,176
Halozyme Therapeutics, Inc.†	11,579	186,769
Harvard Bioscience, Inc.†	3,379	13,077
Helius Medical Technologies, Inc.†	1,658	4,062
Homology Medicines, Inc.†	1,594	34,303
Idera Pharmaceuticals, Inc.†	1,771	5,331
Immunic, Inc.†	70	972
ImmunoGen, Inc.†	13,321	31,837
Immunomedics, Inc.†	13,917	222,950
Innovate Biopharmaceuticals, Inc.†	1,911	3,077
Innoviva, Inc.†	6,397	89,750
Inovio Pharmaceuticals, Inc.†	8,065	30,324
Insmed, Inc.†	7,106	216,307
Intercept Pharmaceuticals, Inc.†	2,033	175,204
Intrexon Corp.†	6,832	29,583
Iovance Biotherapeutics, Inc.†	9,824	111,994
Karyopharm Therapeutics, Inc.†	4,559	21,291
Kezar Life Sciences, Inc.†	1,168	22,040
Kindred Biosciences, Inc.†	3,291	29,257
Kiniksa Pharmaceuticals, Ltd., Class A†	1,100	16,423
Lexicon Pharmaceuticals, Inc.†	4,010	23,258
Ligand Pharmaceuticals, Inc.†	1,941	244,275
Liquidia Technologies, Inc.†	660	6,277
LogicBio Therapeutics, Inc.†	727	9,894
MacroGenics, Inc.†	3,638	61,009
Magenta Therapeutics, Inc.†	1,337	19,266
Medicines Co.†	6,388	204,097
MeiraGTx Holdings PLC†	1,116	21,795
Menlo Therapeutics, Inc.†	903	6,502
Molecular Templates, Inc.†	1,131	8,313
Mustang Bio, Inc.†	1,498	6,217
Myriad Genetics, Inc.†	6,381	200,874
NantKwest, Inc.†	2,617	2,931
NeoGenomics, Inc.†	7,614	158,600
Neon Therapeutics, Inc.†	1,357	8,359
NewLink Genetics Corp.†	2,701	4,619
Novavax, Inc.†	35,374	18,794
Nymox Pharmaceutical Corp.†	3,005	5,499
Omeros Corp.†	4,315	81,295
Organovo Holdings, Inc.†	11,150	11,150
Osmotica Pharmaceuticals PLC†	905	3,638
Ovid therapeutics, Inc.†	1,222	2,493
Pacific Biosciences of California, Inc.†	12,826	94,784
Palatin Technologies, Inc.†	18,806	23,319
PDL BioPharma, Inc.†	13,303	43,501
Pfenex, Inc.†	2,641	15,291
Pieris Pharmaceuticals, Inc.†	4,818	14,406
PolarityTE, Inc.†	943	8,525
Prothena Corp. PLC†	3,728	38,771
PTC Therapeutics, Inc.†	4,774	178,643
Puma Biotechnology, Inc.†	2,702	86,788
Radius Health, Inc.†	3,755	82,685
REGENXBIO, Inc.†	2,977	150,041
Replimune Group, Inc.†	1,089	18,263
resTORbio, Inc.†	714	5,748
Retrophin, Inc.†	3,831	73,096
Rigel Pharmaceuticals, Inc.†	15,579	34,741
Rocket Pharmaceuticals, Inc.†	2,202	40,869
Rubius Therapeutics, Inc.†	3,163	55,321
Sangamo Therapeutics, Inc.†	9,411	110,015
Savara, Inc.†	2,659	28,398
Scholar Rock Holding Corp.†	1,382	29,409
Selecta Biosciences, Inc.†	3,174	6,824
Sienna Biopharmaceuticals, Inc.†	1,459	2,714
Solid Biosciences, Inc.†	1,131	10,269
Sorrento Therapeutics, Inc.†	10,626	38,785
Spark Therapeutics, Inc.†	2,919	311,428
Spectrum Pharmaceuticals, Inc.†	9,357	87,675
Stemline Therapeutics, Inc.†	3,548	53,220
Surface Oncology, Inc.†	1,049	4,909
Syndax Pharmaceuticals, Inc.†	1,383	9,888
Synlogic, Inc.†	1,429	12,261
Synthorx, Inc.†	679	10,389
Theravance Biopharma, Inc.†	4,017	95,805
Tocagen, Inc.†	1,907	18,841
Translate Bio, Inc.†	2,741	26,588
Twist Bioscience Corp.†	492	11,641
Tyme Technologies, Inc.†	9,648	14,568
Ultragenyx Pharmaceutical, Inc.†	4,878	321,948
UNITY Biotechnology, Inc.†	2,309	19,003
Veracyte, Inc.†	2,625	60,034
Verastem, Inc.†	6,376	13,581
Vericel Corp.†	4,045	68,725
Viking Therapeutics, Inc.†	5,669	44,388
WaVe Life Sciences, Ltd.	1,876	49,770
X4 Pharmaceuticals, Inc.†	80	1,632
XOMA Corp.†	591	7,009
Y-mAbs Therapeutics, Inc.†	646	14,871
ZIOPHARM Oncology, Inc.†	12,209	53,964
Zomedica Pharmaceuticals Corp.†	4,094	1,722

		9,526,446

Medical-Drugs - 1.9%
Aclaris Therapeutics, Inc.†	3,285	20,696
Adamas Pharmaceuticals, Inc.†	2,065	13,051
Aeglea BioTherapeutics, Inc.†	1,772	12,138
Aerie Pharmaceuticals, Inc.†	3,301	125,933
Aimmune Therapeutics, Inc.†	4,062	81,809
Akcea Therapeutics, Inc.†	1,234	30,961
Akorn, Inc.†	8,665	23,396
Alector, Inc.†	515	10,228
Amphastar Pharmaceuticals, Inc.†	3,263	70,448
Ampio Pharmaceuticals, Inc.†	9,084	5,176
Apellis Pharmaceuticals, Inc.†	3,351	66,383
Aquestive Therapeutics, Inc.†	1,049	5,990
Array BioPharma, Inc.†	19,601	443,179
Athenex, Inc.†	4,079	40,301
Bellicum Pharmaceuticals, Inc.†	3,737	11,398
BioSpecifics Technologies Corp.†	534	35,778
Catalyst Biosciences, Inc.†	1,103	9,618
Catalyst Pharmaceuticals, Inc.†	8,950	51,373
Chimerix, Inc.†	4,344	11,729
Clovis Oncology, Inc.†	4,418	80,717
Coherus Biosciences, Inc.†	4,817	76,687
Collegium Pharmaceutical, Inc.†	2,723	37,931
Concert Pharmaceuticals, Inc.†	1,976	20,313
Corbus Pharmaceuticals Holdings, Inc.†	5,074	36,228
Corcept Therapeutics, Inc.†	9,064	112,212
Corium International, Inc.†(1)	2,517	453
Corvus Pharmaceuticals, Inc.†	1,287	5,444
Cyclerion Therapeutics, Inc.†	1,305	19,875
Cytokinetics, Inc.†	4,267	37,635
Dova Pharmaceuticals, Inc.†	1,093	10,056
Durect Corp.†	14,545	8,022
Eagle Pharmaceuticals, Inc.†	980	50,382
Eloxx Pharmaceuticals Inc†	2,081	24,847
Enanta Pharmaceuticals, Inc.†	1,555	135,580
Fortress Biotech, Inc.†	3,386	5,384
Global Blood Therapeutics, Inc.†	4,968	275,227
Gritstone Oncology, Inc.†	642	6,747
Harpoon Therapeutics,, Inc..†	238	2,794
Horizon Pharma PLC†	16,723	426,938
Insys Therapeutics, Inc.†	2,494	10,724
Intellia Therapeutics, Inc.†	3,083	47,417
Intra-Cellular Therapies, Inc.†	4,156	54,735
Ironwood Pharmaceuticals, Inc.†	13,054	155,212
Jounce Therapeutics, Inc.†	1,463	8,310
Kadmon Holdings, Inc.†	9,252	21,742
Kala Pharmaceuticals, Inc.†	1,486	11,531
Kura Oncology, Inc.†	2,625	39,742
Lannett Co., Inc.†	2,761	21,232
Madrigal Pharmaceuticals, Inc.†	644	68,316
Mallinckrodt PLC†	7,639	118,099
Marinus Pharmaceuticals, Inc.†	4,379	21,632
MediciNova, Inc.†	3,699	41,429
Melinta Therapeutics, Inc.†	644	2,821
Minerva Neurosciences, Inc.†	2,840	20,931
MyoKardia, Inc.†	3,157	151,473
Neos Therapeutics, Inc.†	4,402	10,609
Ocular Therapeutix, Inc.†	3,299	12,371
Odonate Therapeutics, Inc.†	629	12,366
Optinose, Inc.†	1,781	17,739
Pacira Pharmaceuticals, Inc.†	3,703	147,453
Paratek Pharmaceuticals, Inc.†	2,986	16,453
Phibro Animal Health Corp., Class A	1,889	65,567
Prestige Consumer Healthcare, Inc.†	4,828	142,040
Principia Biopharma, Inc.†	530	15,852
Progenics Pharmaceuticals, Inc.†	7,828	40,236
Ra Pharmaceuticals, Inc.†	1,745	38,739
Reata Pharmaceuticals, Inc., Class A†	1,754	137,619
Rhythm Pharmaceuticals, Inc.†	1,412	35,695
RTI Surgical, Inc.†	5,181	28,029
scPharmaceuticals, Inc.†	631	2,051
Seres Therapeutics, Inc.†	1,911	12,498
SIGA Technologies, Inc.†	4,895	25,650
Spero Therapeutics, Inc.†	740	8,273
Spring Bank Pharmaceuticals, Inc.†	1,286	9,529
Supernus Pharmaceuticals, Inc.†	4,544	166,901
Sutro Biopharma, Inc.†	593	5,915
Syros Pharmaceuticals, Inc.†	2,347	16,969
Tetraphase Pharmaceuticals, Inc.†	4,972	5,270
TG Therapeutics, Inc.†	5,828	46,333
TherapeuticsMD, Inc.†	17,131	73,663
Tricida, Inc.†	1,661	56,906
Vanda Pharmaceuticals, Inc.†	4,765	77,622
Verrica Pharmaceuticals, Inc.†	998	9,980
Voyager Therapeutics, Inc.†	1,991	42,010
Xeris Pharmaceuticals, Inc.†	1,900	19,380
Zogenix, Inc.†	3,894	151,827

		4,689,948

Medical-Generic Drugs - 0.2%
Amneal Pharmaceuticals, Inc.†	8,066	103,809
Arvinas, Inc.†	721	15,047
Endo International PLC†	20,793	155,948
Kodiak Sciences, Inc.†	880	6,530
Momenta Pharmaceuticals, Inc.†	9,037	126,428
Teligent, Inc.†	3,817	3,740
Unum Therapeutics, Inc.†	1,788	5,793

		417,295

Medical-HMO - 0.1%
Magellan Health, Inc.†	2,250	157,500
Tivity Health, Inc.†	4,406	95,258
Triple-S Management Corp., Class B†	2,018	45,849

		298,607

Medical-Hospitals - 0.2%
Community Health Systems, Inc.†	7,950	27,348
Quorum Health Corp.†	2,774	5,687
Select Medical Holdings Corp.†	10,062	144,591
Surgery Partners, Inc.†	1,727	18,703
Tenet Healthcare Corp.†	7,768	170,119

		366,448

Medical-Nursing Homes - 0.1%
Ensign Group, Inc.	4,620	238,022
Genesis Healthcare, Inc.†	5,299	6,889
National HealthCare Corp.	1,126	84,934

		329,845

Medical-Outpatient/Home Medical - 0.3%
Addus HomeCare Corp.†	900	61,110
Amedisys, Inc.†	2,481	317,121
LHC Group, Inc.†	2,736	303,997
Providence Service Corp.†	1,035	68,652

		750,880

Medical-Wholesale Drug Distribution - 0.0%
Diplomat Pharmacy, Inc.†	5,268	29,395
Owens & Minor, Inc.	5,668	19,328

		48,723

Metal Processors & Fabrication - 0.5%
AZZ, Inc.	2,403	114,118
CIRCOR International, Inc.†	1,509	50,883
Global Brass & Copper Holdings, Inc.	2,019	87,604
Lawson Products, Inc.†	620	20,361
LB Foster Co., Class A†	925	19,878
Mueller Industries, Inc.	5,262	153,493
RBC Bearings, Inc.†	2,218	305,086
Rexnord Corp.†	9,703	277,506
Sun Hydraulics Corp.	2,684	140,481

		1,169,410

Metal Products-Distribution - 0.1%
Olympic Steel, Inc.	855	13,868
Ryerson Holding Corp.†	1,478	12,785
Worthington Industries, Inc.	3,788	152,012

		178,665

Metal Products-Fasteners - 0.1%
Eastern Co.	506	14,502
TriMas Corp.†	4,254	131,576

		146,078

Metal-Aluminum - 0.1%
Century Aluminum Co.†	4,635	38,980
Kaiser Aluminum Corp.	1,496	147,207

		186,187

Metal-Iron - 0.1%
Cleveland-Cliffs, Inc.	27,162	271,348

Miscellaneous Manufacturing - 0.2%
FreightCar America, Inc.†	1,108	7,667
Hillenbrand, Inc.	5,827	250,678
John Bean Technologies Corp.	2,906	319,050

		577,395

Motion Pictures & Services - 0.1%
Eros International PLC†	3,186	27,654
IMAX Corp.†	4,978	121,364

		149,018

MRI/Medical Diagnostic Imaging - 0.0%
RadNet, Inc.†	3,726	45,122

Multimedia - 0.1%
E.W. Scripps Co., Class A	4,171	95,057
Entravision Communications Corp., Class A	5,977	17,154
Liberty Media Corp. - Liberty Braves, Series A†	923	26,177
Liberty Media Corp. - Liberty Braves, Series C†	3,308	93,120

		231,508

Networking Products - 0.1%
A10 Networks, Inc.†	4,838	31,254
Calix, Inc.†	4,150	28,428
Extreme Networks, Inc.†	10,731	85,848
Infinera Corp.†	13,998	60,751
NeoPhotonics Corp.†	3,315	22,641
NETGEAR, Inc.†	2,900	89,987

		318,909

Night Clubs - 0.0%
RCI Hospitality Holdings, Inc.	841	19,150

Non-Ferrous Metals - 0.1%
Energy Fuels, Inc.†	7,903	23,709
Materion Corp.	1,867	108,342
Uranium Energy Corp.†	16,165	22,793

		154,844

Non-Hazardous Waste Disposal - 0.2%
Advanced Disposal Services, Inc.†	6,726	217,519
Casella Waste Systems, Inc., Class A†	4,037	150,661
Charah Solutions, Inc.†	793	5,582
Covanta Holding Corp.	10,912	197,180

		570,942

Office Automation & Equipment - 0.1%
Pitney Bowes, Inc.	17,464	124,169

Office Furnishings-Original - 0.3%
CompX International, Inc.	153	2,382
Herman Miller, Inc.	5,453	211,685
HNI Corp.	4,029	147,905
Interface, Inc.	5,482	87,931
Kimball International, Inc., Class B	3,321	52,007
Knoll, Inc.	4,494	98,149
Steelcase, Inc., Class A	7,961	137,646

		737,705

Office Supplies & Forms - 0.0%
ACCO Brands Corp.	9,445	86,327

Oil & Gas Drilling - 0.1%
Diamond Offshore Drilling, Inc.†	6,015	58,406
Noble Corp. PLC†	22,896	60,216
Quintana Energy Services, Inc.†	578	2,751

		121,373

Oil Companies-Exploration & Production - 1.0%
Abraxas Petroleum Corp.†	14,752	20,358
Alta Mesa Resources, Inc., Class A†	9,247	2,034
Approach Resources, Inc.†	4,180	1,429
Berry Petroleum Corp.	5,143	58,424
Bonanza Creek Energy, Inc.†	1,749	42,098
California Resources Corp.†	4,194	88,410
Callon Petroleum Co.†	21,195	159,174

Carrizo Oil & Gas, Inc.†	8,114	104,021
Denbury Resources, Inc.†	42,664	95,141
Earthstone Energy, Inc., Class A†	1,789	11,986
EP Energy Corp., Class A†	3,841	1,092
Evolution Petroleum Corp.	2,364	16,619
Goodrich Petroleum Corp.†	823	11,267
Gulfport Energy Corp.†	16,213	106,195
Halcon Resources Corp.†	12,385	16,101
HighPoint Resources Corp.†	10,092	27,652
Isramco, Inc.†	69	8,001
Jagged Peak Energy, Inc.†	5,958	62,976
Laredo Petroleum, Inc.†	14,437	43,600
Lilis Energy, Inc.†	4,127	5,283
Mammoth Energy Services, Inc.	1,160	18,084
Matador Resources Co.†	9,781	192,588
Midstates Petroleum Co., Inc.†	1,391	17,763
Montage Resources Corp.†	544	6,049
Northern Oil and Gas, Inc.†	18,047	47,825
Oasis Petroleum, Inc.†	25,012	152,573
Panhandle Oil and Gas, Inc., Class A	1,463	21,945
PDC Energy, Inc.†	6,151	267,507
Penn Virginia Corp.†	1,152	51,725
Ring Energy, Inc.†	5,313	27,521
Rosehill Resources, Inc.†	227	1,069
SandRidge Energy, Inc.†	2,845	23,784
SilverBow Resources, Inc.†	658	11,936
Southwestern Energy Co.†	54,730	216,184
SRC Energy, Inc.†	22,454	138,092
Talos Energy, Inc.†	1,870	55,539
Tellurian, Inc.†	7,901	75,060
Ultra Petroleum Corp.†	14,776	6,212
Unit Corp.†	4,857	65,861
W&T Offshore, Inc.†	8,630	55,059
Zion Oil & Gas, Inc.†	5,058	2,824

		2,337,061

Oil Field Machinery & Equipment - 0.2%
Dril-Quip, Inc.†	3,314	144,358
Exterran Corp.†	3,007	42,760
Flotek Industries, Inc.†	5,107	18,232
Forum Energy Technologies, Inc.†	7,520	44,970
Natural Gas Services Group, Inc.†	1,158	18,609
Smart Sand, Inc.†	2,065	8,115
Thermon Group Holdings, Inc.†	3,007	77,550
US Silica Holdings, Inc.	7,269	114,996

		469,590

Oil Refining & Marketing - 0.3%
Adams Resources & Energy, Inc.	201	7,266
CVR Energy, Inc.	1,695	77,309
Delek US Holdings, Inc.	7,565	280,359
Murphy USA, Inc.†	2,792	238,632
Par Pacific Holdings, Inc.†	2,956	57,760
Trecora Resources†	1,924	17,990

		679,316

Oil-Field Services - 0.8%
Archrock, Inc.	11,803	119,328
Basic Energy Services, Inc.†	1,780	4,486
Bristow Group, Inc.†	3,053	1,542
C&J Energy Services, Inc.†	5,893	82,797
CARBO Ceramics, Inc.†	1,912	5,201
DMC Global, Inc.	1,325	91,822
Era Group, Inc.†	1,873	18,056
Frank’s International NV†	6,794	39,677
FTS International, Inc.†	3,019	31,247
Helix Energy Solutions Group, Inc.†	13,059	102,121
Independence Contract Drilling, Inc.†	4,523	12,800
ION Geophysical Corp.†	987	12,624
Keane Group, Inc.†	4,747	49,796
Key Energy Services, Inc.†	949	3,967
KLX Energy Services Holdings, Inc.†	1,867	52,369
Liberty Oilfield Services, Inc., Class A	4,110	61,280
Matrix Service Co.†	2,457	48,182
McDermott International, Inc.†	16,652	134,715
MRC Global, Inc.†	7,800	135,174
NCS Multistage Holdings, Inc.†	907	3,601
Newpark Resources, Inc.†	8,273	60,393
Nine Energy Service, Inc.†	1,378	27,739
NOW, Inc.†	10,013	146,390
Nuverra Environmental Solutions, Inc.†	158	1,381
Oceaneering International, Inc.†	9,177	176,198
Oil States International, Inc.†	5,533	106,898
Pioneer Energy Services Corp.†	7,079	12,317
Profire Energy, Inc.†	2,219	3,506
ProPetro Holding Corp.†	6,579	145,593
Select Energy Services, Inc., Class A†	4,260	49,075
Solaris Oilfield Infrastructure, Inc., Class A	2,487	42,254
Superior Energy Services, Inc.†	14,235	51,104
TETRA Technologies, Inc.†	11,298	26,889

		1,860,522

Optical Supplies - 0.1%
STAAR Surgical Co.†	4,079	132,486

Paper & Related Products - 0.2%
Clearwater Paper Corp.†	1,499	30,235
Neenah, Inc.	1,548	105,032
P.H. Glatfelter Co.	4,033	63,640
Schweitzer-Mauduit International, Inc.	2,851	101,410
Verso Corp., Class A†	3,200	71,424

		371,741

Pastoral & Agricultural - 0.1%
Darling Ingredients, Inc.†	15,213	331,796

Patient Monitoring Equipment - 0.0%
CareDx, Inc.†	3,258	88,650

Pharmacy Services - 0.0%
BioScrip, Inc.†	11,742	22,545

Photo Equipment & Supplies - 0.1%
Ambarella, Inc.†	2,877	144,195

Physical Therapy/Rehabilitation Centers - 0.1%
AAC Holdings, Inc.†	1,222	1,967
U.S. Physical Therapy, Inc.	1,157	134,779

		136,746

Physicians Practice Management - 0.0%
Apollo Medical Holdings, Inc.†	315	6,095

Pipelines - 0.0%
NextDecade Corp.†	726	4,029
SemGroup Corp., Class A	7,343	95,900

		99,929

Pollution Control - 0.0%
CECO Environmental Corp.†	2,815	21,844

Poultry - 0.1%
Sanderson Farms, Inc.	1,839	278,848

Power Converter/Supply Equipment - 0.2%
Energous Corp.†	2,216	11,235
Generac Holdings, Inc.†	5,630	309,593
Powell Industries, Inc.	820	23,985
SunPower Corp.†	5,717	41,277
Vicor Corp.†	1,621	60,804

		446,894

Precious Metals - 0.1%
Coeur Mining, Inc.†	17,574	63,442
Hecla Mining Co.	42,533	89,319

		152,761

Printing-Commercial - 0.1%
Cimpress NV†	2,044	184,778
Ennis, Inc.	2,379	48,008
LSC Communications, Inc.	3,042	21,264
Quad/Graphics, Inc.	2,900	35,409
RR Donnelley & Sons Co.	6,555	30,284

		319,743

Private Equity - 0.1%
Kennedy-Wilson Holdings, Inc.	11,630	250,510

Protection/Safety - 0.0%
ShotSpotter, Inc.†	681	35,889

Publishing-Books - 0.1%
Houghton Mifflin Harcourt Co.†	9,604	68,477
Scholastic Corp.	2,642	105,363
Tribune Publishing Co.†	1,599	17,205

		191,045

Publishing-Newspapers - 0.2%
Gannett Co., Inc.	10,515	98,105
New York Times Co., Class A	12,194	404,231

		502,336

Publishing-Periodicals - 0.1%
Meredith Corp.	3,660	215,940
Value Line, Inc.	100	2,315

		218,255

Quarrying - 0.1%
Compass Minerals International, Inc.	3,163	181,525

Racetracks - 0.3%
Churchill Downs, Inc.	3,279	330,687
Empire Resorts, Inc.†	344	4,792
International Speedway Corp., Class A	2,180	96,182
Penn National Gaming, Inc.†	10,202	221,077
Speedway Motorsports, Inc.	1,063	19,506

		672,244

Radio - 0.0%
Beasley Broadcast Group, Inc., Class A	739	2,712
Entercom Communications Corp., Class A	11,883	81,755
Saga Communications, Inc., Class A	354	11,357

		95,824

Real Estate Investment Trusts - 6.2%
Acadia Realty Trust	7,478	211,179
AG Mtg. Investment Trust, Inc.	2,658	45,478
Agree Realty Corp.	3,111	203,677
Alexander & Baldwin, Inc.	6,339	149,727
Alexander’s, Inc.	198	75,167
American Assets Trust, Inc.	3,573	165,037
Americold Realty Trust	11,797	377,622
Anworth Mtg. Asset Corp.	9,038	37,869
Apollo Commercial Real Estate Finance, Inc.	11,447	214,517
Arbor Realty Trust, Inc.	6,791	92,765
Ares Commercial Real Estate Corp.	2,487	37,802
Arlington Asset Investment Corp., Class A	2,762	21,682
Armada Hoffler Properties, Inc.	4,582	73,999
ARMOUR Residential REIT, Inc.	4,745	90,535
Ashford Hospitality Trust, Inc.	8,078	44,510
Blackstone Mtg. Trust, Inc., Class A	10,609	377,574
Bluerock Residential Growth REIT, Inc.	2,218	24,864
Braemar Hotels & Resorts, Inc.	2,715	37,739
BRT Apartments Corp.	905	12,697
Capstead Mtg. Corp.	7,878	67,672
CareTrust REIT, Inc.	7,727	187,380
CatchMark Timber Trust, Inc., Class A	4,558	45,580
CBL & Associates Properties, Inc.	15,718	15,875
Cedar Realty Trust, Inc.	8,210	25,205
Chatham Lodging Trust	4,258	83,840
Cherry Hill Mtg. Investment Corp.	1,504	25,959
Chesapeake Lodging Trust	5,506	156,921
City Office REIT, Inc.	3,604	41,806
Clipper Realty, Inc.	1,379	17,996
Colony Credit Real Estate, Inc.	7,795	121,134
Community Healthcare Trust, Inc.	1,649	60,156
CoreCivic, Inc.	11,025	229,430
CorEnergy Infrastructure Trust, Inc.	1,104	41,720
CorePoint Lodging, Inc.	3,840	48,000
Cousins Properties, Inc.	39,035	373,565
DiamondRock Hospitality Co.	19,244	208,990
Dynex Capital, Inc.	6,375	38,888
Easterly Government Properties, Inc.	5,619	101,142
EastGroup Properties, Inc.	3,265	373,287
Essential Properties Realty Trust, Inc.	3,304	68,327
Exantas Capital Corp.	2,818	30,857
Farmland Partners, Inc.	2,795	18,335

First Industrial Realty Trust, Inc.	11,562	407,792
Four Corners Property Trust, Inc.	6,288	178,831
Franklin Street Properties Corp.	9,677	76,061
Front Yard Residential Corp.	4,577	45,358
GEO Group, Inc.	11,156	223,343
Getty Realty Corp.	3,040	98,587
Gladstone Commercial Corp.	2,661	57,877
Gladstone Land Corp.	1,342	17,003
Global Medical REIT, Inc.	2,096	21,379
Global Net Lease, Inc.	7,109	135,569
Granite Point Mtg. Trust, Inc.	4,690	90,189
Great Ajax Corp.	1,491	21,351
Healthcare Realty Trust, Inc.	11,510	355,429
Hersha Hospitality Trust	3,305	61,374
Independence Realty Trust, Inc.	8,278	87,664
Industrial Logistics Properties Trust	5,998	119,060
InfraREIT, Inc.†	4,104	86,389
Innovative Industrial Properties, Inc.	859	73,135
Invesco Mtg. Capital, Inc.	11,929	194,681
Investors Real Estate Trust	1,113	67,092
iStar, Inc.	6,040	52,367
Jernigan Capital, Inc.	1,756	36,999
Kite Realty Group Trust	7,680	121,267
KKR Real Estate Finance Trust, Inc.	1,994	40,219
Ladder Capital Corp.	8,565	149,031
Lexington Realty Trust	19,690	178,588
LTC Properties, Inc.	3,652	164,559
Mack-Cali Realty Corp.	8,399	195,529
MedEquities Realty Trust, Inc.	2,656	28,446
Monmouth Real Estate Investment Corp.	8,277	113,726
National Health Investors, Inc.	3,795	286,257
National Storage Affiliates Trust	5,255	153,761
New Senior Investment Group, Inc.	6,927	38,722
New York Mortgage Trust, Inc.	15,792	99,490
NexPoint Residential Trust, Inc.	1,747	65,495
NorthStar Realty Europe Corp.	4,147	73,941
Office Properties Income Trust	4,425	120,095
One Liberty Properties, Inc.	1,408	39,846
Orchid Island Capital, Inc.	4,543	29,848
Pebblebrook Hotel Trust	12,052	392,413
Pennsylvania Real Estate Investment Trust	6,386	38,444
PennyMac Mtg. Investment Trust	5,562	116,802
Physicians Realty Trust	16,956	306,225
Piedmont Office Realty Trust, Inc., Class A	11,714	243,885
PotlatchDeltic Corp.	6,155	237,952
Preferred Apartment Communities, Inc., Class A	3,801	59,448
PS Business Parks, Inc.	1,848	283,890
QTS Realty Trust, Inc., Class A	4,729	214,460
Ready Capital Corp.	2,739	41,386
Redwood Trust, Inc.	8,865	145,031
Retail Opportunity Investments Corp.	10,428	183,011
Rexford Industrial Realty, Inc.	8,565	324,528
RLJ Lodging Trust	16,141	297,156
RPT Realty	7,364	89,325
Ryman Hospitality Properties, Inc.	4,152	330,499
Sabra Health Care REIT, Inc.	16,514	323,014
Safehold, Inc.	734	18,519
Saul Centers, Inc.	1,095	58,418
Seritage Growth Properties, Class A	3,032	135,197
Spirit MTA REIT	3,995	26,926
STAG Industrial, Inc.	9,083	261,409
Summit Hotel Properties, Inc.	9,599	111,444
Sunstone Hotel Investors, Inc.	21,184	305,050
Tanger Factory Outlet Centers, Inc.	8,530	154,052
Terreno Realty Corp.	5,576	248,968
Tier REIT, Inc.	4,978	141,077
TPG RE Finance Trust, Inc.	3,262	64,294
UMH Properties, Inc.	3,133	44,019
Universal Health Realty Income Trust	1,190	96,414
Urban Edge Properties	10,155	188,578
Urstadt Biddle Properties, Inc., Class A	2,744	60,176
Washington Prime Group, Inc.	17,350	77,208
Washington Real Estate Investment Trust	7,427	209,738
Western Asset Mtg. Capital Corp.	4,341	45,667
Xenia Hotels & Resorts, Inc.	10,459	226,437

		15,183,915

Real Estate Management/Services - 0.3%
Cushman & Wakefield PLC†	5,908	116,033
HFF, Inc., Class A	3,485	165,851
Marcus & Millichap, Inc.†	1,805	77,796
Maui Land & Pineapple Co., Inc.†	629	7,529
Newmark Group, Inc., Class A	13,865	118,130
RE/MAX Holdings, Inc., Class A	1,655	71,711
Redfin Corp.†	7,349	151,977
RMR Group, Inc., Class A	654	37,828

		746,855

Real Estate Operations & Development - 0.1%
American Realty Investors, Inc.†	192	2,632
Consolidated-Tomoka Land Co.	351	21,762
Forestar Group, Inc.†	979	18,865
FRP Holdings, Inc.†	657	33,303
Griffin Industrial Realty, Inc.	77	2,811
Legacy Housing Corp.†	431	5,228
McGrath RentCorp	2,237	138,694
Stratus Properties, Inc.†	545	14,595
Transcontinental Realty Investors, Inc.†	155	5,038
Trinity Place Holdings, Inc.†	1,628	6,382
Whitestone REIT	3,543	45,457

		294,767

Recreational Centers - 0.3%
Planet Fitness, Inc., Class A†	8,210	621,497
Town Sports International Holdings, Inc.†	1,344	4,879

		626,376

Recreational Vehicles - 0.1%
Camping World Holdings, Inc., Class A	3,008	44,879
Malibu Boats, Inc., Class A†	1,928	80,244
MasterCraft Boat Holdings, Inc.†	1,711	42,330

		167,453

Rental Auto/Equipment - 0.4%
Aaron’s, Inc.	6,426	357,864
Avis Budget Group, Inc.†	6,052	215,148
CAI International, Inc.†	1,598	39,678
Herc Holdings, Inc.†	2,229	107,349
Hertz Global Holdings, Inc.†	5,089	92,518
Rent-A-Center, Inc.†	4,118	102,662
Textainer Group Holdings, Ltd.†	2,530	24,263

		939,482

Resorts/Theme Parks - 0.2%
Marriott Vacations Worldwide Corp.	3,612	381,536
SeaWorld Entertainment, Inc.†	5,096	135,655

		517,191

Retail-Apparel/Shoe - 0.6%
Abercrombie & Fitch Co., Class A	6,126	183,106
American Eagle Outfitters, Inc.	14,972	356,034
Ascena Retail Group, Inc.†	16,251	19,339
Boot Barn Holdings, Inc.†	2,598	74,796
Buckle, Inc.	2,673	49,397
Caleres, Inc.	3,907	102,481
Cato Corp., Class A	2,065	31,305
Chico’s FAS, Inc.	11,542	40,397
Children’s Place, Inc.	1,459	164,604
Designer Brands, Inc.	6,375	141,844
Duluth Holdings, Inc., Class B†	766	12,195
Express, Inc.†	6,212	22,860
Francesca’s Holdings Corp.†	3,232	2,236
Genesco, Inc.†	1,829	81,958
Guess?, Inc.	5,345	108,878
J. Jill, Inc.	1,525	8,555
RTW RetailWinds, Inc.†	2,714	6,296
Shoe Carnival, Inc.	940	33,520
Tailored Brands, Inc.	4,610	37,572
Tilly’s, Inc., Class A	1,904	22,391
Vera Bradley, Inc.†	2,047	25,137
Winmark Corp.	234	43,185

		1,568,086

Retail-Appliances - 0.0%
Conn’s, Inc.†	1,824	47,187

Retail-Automobile - 0.4%
America’s Car-Mart, Inc.†	535	52,992
Asbury Automotive Group, Inc.†	1,801	144,404
Carvana Co.†	3,005	215,038
Group 1 Automotive, Inc.	1,713	134,145
Lithia Motors, Inc., Class A	2,064	234,305
Rush Enterprises, Inc., Class A	2,790	118,324
Rush Enterprises, Inc., Class B	408	17,136
Sonic Automotive, Inc., Class A	2,225	45,012

		961,356

Retail-Bedding - 0.1%
Bed Bath & Beyond, Inc.	12,231	204,380

Retail-Bookstores - 0.0%
Barnes & Noble Education, Inc.†	3,612	15,532
Barnes & Noble, Inc.	5,533	27,831

		43,363

Retail-Building Products - 0.2%
At Home Group, Inc.†	4,166	97,859
Beacon Roofing Supply, Inc.†	6,328	238,313
BMC Stock Holdings, Inc.†	6,256	128,748
Foundation Building Materials, Inc.†	1,368	18,591
GMS, Inc.†	3,023	53,265
Tile Shop Holdings, Inc.	3,731	18,133

		554,909

Retail-Computer Equipment - 0.0%
PC Connection, Inc.	1,059	39,352

Retail-Discount - 0.4%
Big Lots, Inc.	3,728	138,532
BJ’s Wholesale Club Holdings, Inc.†	11,841	335,692
Citi Trends, Inc.	1,113	20,602
Ollie’s Bargain Outlet Holdings, Inc.†	4,614	441,283

		936,109

Retail-Drug Store - 0.0%
Rite Aid Corp.†	4,941	45,264

Retail-Floor Coverings - 0.0%
Lumber Liquidators Holdings, Inc.†	2,641	34,914

Retail-Hair Salons - 0.0%
Regis Corp.†	2,866	53,652

Retail-Home Furnishings - 0.2%
Bassett Furniture Industries, Inc.	938	16,659
Haverty Furniture Cos., Inc.	1,723	41,042
Kirkland’s, Inc.†	1,378	8,103
La-Z-Boy, Inc.	4,333	142,122
Lovesac Co.†	528	20,801
Pier 1 Imports, Inc.†	7,584	6,878
RH†	1,764	188,236

		423,841

Retail-Jewelry - 0.1%
Movado Group, Inc.	1,460	52,049
Signet Jewelers, Ltd.	4,820	111,728

		163,777

Retail-Leisure Products - 0.0%
MarineMax, Inc.†	2,045	35,358
Party City Holdco, Inc.†	5,261	35,249

		70,607

Retail-Major Department Stores - 0.0%
J.C. Penney Co., Inc.†	29,140	39,922

Retail-Misc./Diversified - 0.5%
Container Store Group, Inc.†	1,481	12,796
Five Below, Inc.†	5,071	742,344
Gaia, Inc.†	1,045	11,056
GameStop Corp., Class A	9,306	80,497
Hudson, Ltd., Class A†	3,692	56,635
PriceSmart, Inc.	2,053	122,790
Sally Beauty Holdings, Inc.†	11,188	198,027

		1,224,145

Retail-Office Supplies - 0.1%
Office Depot, Inc.	50,566	121,358

Retail-Pawn Shops - 0.2%
EZCORP, Inc., Class A†	4,736	51,481
FirstCash, Inc.	3,965	387,301

		438,782

Retail-Pet Food & Supplies - 0.1%
Freshpet, Inc.†	2,435	108,747
PetIQ, Inc.†	1,462	40,161
PetMed Express, Inc.	1,852	40,466

		189,374

Retail-Petroleum Products - 0.1%
World Fuel Services Corp.	6,219	191,856

Retail-Regional Department Stores - 0.0%
Dillard’s, Inc., Class A	1,032	70,640

Retail-Restaurants - 1.2%
Biglari Holdings, Inc., Class A†	9	6,633
Biglari Holdings, Inc., Class B†	87	12,122
BJ’s Restaurants, Inc.	1,943	96,975
Bloomin’ Brands, Inc.	7,699	153,903
Brinker International, Inc.	3,483	148,968
Cannae Holdings, Inc.†	6,399	164,262
Carrols Restaurant Group, Inc.†	3,224	31,628
Cheesecake Factory, Inc.	3,925	194,759
Chuy’s Holdings, Inc.†	1,553	30,889
Cracker Barrel Old Country Store, Inc.	1,787	301,538
Dave & Buster’s Entertainment, Inc.	3,599	204,567
Del Frisco’s Restaurant Group, Inc.†	3,071	20,576
Del Taco Restaurants, Inc.†	2,832	28,462
Denny’s Corp.†	5,665	105,482
Dine Brands Global, Inc.	1,555	137,866
El Pollo Loco Holdings, Inc.†	2,012	25,713
Fiesta Restaurant Group, Inc.†	2,204	27,903
Habit Restaurants, Inc., Class A†	1,893	20,179
J Alexander’s Holdings, Inc.†	1,192	13,100
Jack in the Box, Inc.	2,389	184,192
Noodles & Co.†	1,300	9,295
Papa John’s International, Inc.	2,061	105,441
Potbelly Corp.†	2,074	18,459
Red Robin Gourmet Burgers, Inc.†	1,205	38,596
Ruth’s Hospitality Group, Inc.	2,681	69,652
Shake Shack, Inc., Class A†	2,288	140,254
Texas Roadhouse, Inc.	6,295	339,993
Wingstop, Inc.	2,695	202,853

		2,834,260

Retail-Sporting Goods - 0.0%
Big 5 Sporting Goods Corp.	1,863	4,900
Hibbett Sports, Inc.†	1,695	35,086
Sportsman’s Warehouse Holdings, Inc.†	3,447	15,374
Zumiez, Inc.†	1,723	45,883

		101,243

Retail-Vision Service Center - 0.1%
National Vision Holdings, Inc.†	5,832	157,464

Retail-Vitamins & Nutrition Supplements - 0.0%
GNC Holdings, Inc., Class A†	7,621	16,919

Retirement/Aged Care - 0.0%
Brookdale Senior Living, Inc.†	17,352	107,235
Capital Senior Living Corp.†	2,283	9,589

		116,824

Rubber-Tires - 0.1%
Cooper Tire & Rubber Co.	4,709	140,611

Rubber/Plastic Products - 0.3%
Myers Industries, Inc.	3,267	58,447
Proto Labs, Inc.†	2,515	276,122
Raven Industries, Inc.	3,327	129,453
Trinseo SA	3,977	178,766

		642,788

Satellite Telecom - 0.2%
Gogo, Inc.†	5,354	28,162
Intelsat SA†	5,171	104,661
Iridium Communications, Inc.†	8,909	244,641
KVH Industries, Inc.†	1,522	14,916
Loral Space & Communications, Inc.†	1,192	43,889

		436,269

Savings & Loans/Thrifts - 1.1%
Axos Financial, Inc.†	5,376	175,903
Banc of California, Inc.	3,993	57,938
BankFinancial Corp.	1,187	17,817
Berkshire Hills Bancorp, Inc.	3,779	113,332
Brookline Bancorp, Inc.	7,334	110,377
Capitol Federal Financial, Inc.	12,218	168,608
Community Bankers Trust Corp.	1,993	15,705
Dime Community Bancshares, Inc.	2,921	58,858
Entegra Financial Corp.†	623	18,379
ESSA Bancorp, Inc.	883	13,519
First Defiance Financial Corp.	1,851	54,623
First Financial Northwest, Inc.	759	12,698
First Savings Financial Group, Inc.	169	9,819
Flushing Financial Corp.	2,498	56,455
FS Bancorp, Inc.	356	18,402
Greene County Bancorp, Inc.	282	8,719
Hingham Institution for Savings	123	22,756
Home Bancorp, Inc.	726	26,601
HomeTrust Bancshares, Inc.	1,570	39,815
Investors Bancorp, Inc.	22,052	259,111
Malvern Bancorp, Inc.†	701	14,854
Meridian Bancorp, Inc.	4,461	76,818
MutualFirst Financial, Inc.	542	16,200
Northfield Bancorp, Inc.	4,072	61,080
Northwest Bancshares, Inc.	8,880	154,778
OceanFirst Financial Corp.	4,408	110,994
Oconee Federal Financial Corp.	168	4,405
Oritani Financial Corp.	3,576	62,044
Pacific Premier Bancorp, Inc.	4,230	122,966
Provident Financial Services, Inc.	5,698	151,111

Prudential Bancorp, Inc.	815	14,230
Riverview Bancorp, Inc.	1,968	14,603
SI Financial Group, Inc.	1,029	14,735
Southern Missouri Bancorp, Inc.	682	22,881
Territorial Bancorp, Inc.	722	20,902
Timberland Bancorp, Inc.	681	21,247
United Community Financial Corp.	4,430	40,800
United Financial Bancorp, Inc.	4,707	62,085
Washington Federal, Inc.	7,525	249,379
Waterstone Financial, Inc.	2,296	38,022
WSFS Financial Corp.	4,707	203,248

		2,736,817

Schools - 0.6%
Adtalem Global Education, Inc.†	5,332	262,974
American Public Education, Inc.†	1,487	47,584
Career Education Corp.†	6,308	114,490
Chegg, Inc.†	10,064	358,782
K12, Inc.†	3,470	104,516
Laureate Education, Inc., Class A†	8,798	138,481
Rosetta Stone, Inc.†	1,850	46,657
Strategic Education, Inc.	1,939	277,956

		1,351,440

Security Services - 0.2%
Brink’s Co.	4,667	373,033

Seismic Data Collection - 0.0%
Dawson Geophysical Co.†	1,959	5,485

Semiconductor Components-Integrated Circuits - 0.3%
Cirrus Logic, Inc.†	5,513	262,309
MaxLinear, Inc.†	5,874	158,069
Power Integrations, Inc.	2,659	210,114

		630,492

Semiconductor Equipment - 0.6%
ACM Research, Inc., Class A†	776	13,370
Aquantia Corp.†	2,034	19,343
Axcelis Technologies, Inc.†	3,013	64,147
Brooks Automation, Inc.	6,451	241,977
Cabot Microelectronics Corp.	2,637	332,921
Cohu, Inc.	3,678	54,545
Entegris, Inc.	13,176	538,371
FormFactor, Inc.†	6,863	130,054
Nanometrics, Inc.†	2,115	63,006
Ultra Clean Holdings, Inc.†	3,567	42,697
Veeco Instruments, Inc.†	4,404	53,641

		1,554,072

Silver Mining - 0.0%
Pan American Silver Corp. CVR†(1)(3)	29,003	6,090

Steel Pipe & Tube - 0.1%
Advanced Drainage Systems, Inc.	3,359	94,220
Northwest Pipe Co.†	886	21,237
Omega Flex, Inc.	270	22,858
TimkenSteel Corp.†	3,712	37,640

		175,955

Steel-Producers - 0.2%
AK Steel Holding Corp.†	29,238	70,756
Carpenter Technology Corp.	4,330	215,071
Commercial Metals Co.	10,809	186,888
Schnitzer Steel Industries, Inc., Class A	2,431	57,663
Shiloh Industries, Inc.†	1,389	7,945

		538,323

Steel-Specialty - 0.1%
Allegheny Technologies, Inc.†	11,653	290,393
Universal Stainless & Alloy Products, Inc.†	779	11,210

		301,603

Storage/Warehousing - 0.1%
Mobile Mini, Inc.	4,124	148,547

SupraNational Banks - 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	2,840	61,429

Telecom Equipment-Fiber Optics - 0.5%
Acacia Communications, Inc.†	2,539	146,957
Ciena Corp.†	13,303	510,303
Clearfield, Inc.†	1,042	15,359
Finisar Corp.†	10,891	262,582
Harmonic, Inc.†	7,891	44,663
Viavi Solutions, Inc.†	21,102	280,657

		1,260,521

Telecom Services - 0.2%
Consolidated Communications Holdings, Inc.	6,512	33,602
GTT Communications, Inc.†	3,938	165,199
HC2 Holdings, Inc.†	3,947	8,447
Ooma, Inc.†	1,748	23,580
ORBCOMM, Inc.†	6,790	49,160
RigNet, Inc.†	1,304	12,245
Spok Holdings, Inc.	1,699	23,531
Vonage Holdings Corp.†	20,523	199,483

		515,247

Telecommunication Equipment - 0.2%
ADTRAN, Inc.	4,445	76,187
Aerohive Networks, Inc.†	3,080	10,410
Casa Systems, Inc.†	2,409	23,102
DASAN Zhone Solutions, Inc.†	545	6,246
Digi International, Inc.†	2,541	32,703
Plantronics, Inc.	3,078	158,455
Preformed Line Products Co.	284	16,015
Quantenna Communications, Inc.†	3,176	77,336

		400,454

Telephone-Integrated - 0.1%
Cincinnati Bell, Inc.†	4,256	37,878
Frontier Communications Corp.†	9,682	27,594
Shenandoah Telecommunications Co.	4,333	179,083

		244,555

Television - 0.7%
Central European Media Enterprises, Ltd., Class A†	8,099	32,072
Gray Television, Inc.†	7,415	173,733

Nexstar Media Group, Inc., Class A	4,156	486,460
Sinclair Broadcast Group, Inc., Class A	6,274	287,287
TEGNA, Inc.	20,125	320,390
World Wrestling Entertainment, Inc., Class A	3,993	334,813

		1,634,755

Textile-Apparel - 0.0%
Unifi, Inc.†	1,450	29,290

Textile-Products - 0.0%
Culp, Inc.	1,036	21,259

Theaters - 0.0%
AMC Entertainment Holdings, Inc., Class A	4,823	73,117
Reading International, Inc., Class A†	1,558	23,775

		96,892

Therapeutics - 0.3%
Akebia Therapeutics, Inc.†	7,962	48,090
Anika Therapeutics, Inc.†	1,289	41,055
Fennec Pharmaceuticals, Inc.†	1,122	4,993
Flexion Therapeutics, Inc.†	3,117	33,040
G1 Therapeutics, Inc.†	2,153	46,074
La Jolla Pharmaceutical Co.†	1,990	16,020
MannKind Corp.†	15,161	23,348
Mersana Therapeutics, Inc.†	1,169	5,751
Mirati Therapeutics, Inc.†	1,988	118,266
Portola Pharmaceuticals, Inc.†	6,042	213,283
Proteostasis Therapeutics, Inc.†	3,182	3,500
Recro Pharma, Inc.†	1,696	14,806
Xencor, Inc.†	4,336	133,159
Zafgen, Inc.†	2,829	7,242

		708,627

Tobacco - 0.1%
22nd Century Group, Inc.†	10,782	23,613
Pyxus International, Inc.†	779	17,785
Turning Point Brands, Inc.	746	31,906
Universal Corp.	2,293	123,501
Vector Group, Ltd.	9,506	90,592

		287,397

Toys - 0.0%
Funko, Inc., Class A†	1,033	20,484

Traffic Management Sys - 0.0%
Arlo Technologies, Inc.†	6,842	27,163

Transactional Software - 0.2%
ACI Worldwide, Inc.†	10,650	378,288
InnerWorkings, Inc.†	3,995	13,503

		391,791

Transport-Air Freight - 0.1%
Air Transport Services Group, Inc.†	5,417	127,462
Atlas Air Worldwide Holdings, Inc.†	2,198	106,141

		233,603

Transport-Equipment & Leasing - 0.2%
GATX Corp.	3,489	269,107
General Finance Corp.†	1,024	9,523
Greenbrier Cos., Inc.	2,938	104,387
Willis Lease Finance Corp.†	280	13,922

		396,939

Transport-Marine - 0.4%
Ardmore Shipping Corp.†	3,100	21,638
Costamare, Inc.	4,656	28,122
DHT Holdings, Inc.	8,529	45,460
Dorian LPG, Ltd.†	2,572	20,627
Eagle Bulk Shipping, Inc.†	4,427	24,127
Frontline, Ltd.†	7,138	58,460
GasLog, Ltd.	3,781	59,097
Genco Shipping & Trading, Ltd.†	906	9,151
Golar LNG, Ltd.	8,782	171,600
International Seaways, Inc.†	2,018	35,961
Nordic American Tankers, Ltd.	13,017	27,856
Overseas Shipholding Group, Inc., Class A†	5,290	9,628
Safe Bulkers, Inc.†	4,719	8,447
Scorpio Bulkers, Inc.	5,062	27,234
Scorpio Tankers, Inc.	4,239	109,281
SEACOR Holdings, Inc.†	1,589	70,774
Ship Finance International, Ltd.	7,532	96,108
Teekay Corp.	6,359	26,453
Teekay Tankers, Ltd., Class A†	17,740	19,337
Tidewater, Inc.†	2,767	62,258

		931,619

Transport-Services - 0.3%
CryoPort, Inc.†	2,535	35,667
Daseke, Inc.†	3,807	19,644
Echo Global Logistics, Inc.†	2,596	59,552
Forward Air Corp.	2,677	169,508
Hub Group, Inc., Class A†	3,033	126,082
Matson, Inc.	3,932	155,746
Park-Ohio Holdings Corp.	830	30,403
Radiant Logistics, Inc.†	3,611	23,616
Universal Logistics Holdings, Inc.	771	18,828

		639,046

Transport-Truck - 0.3%
ArcBest Corp.	2,383	72,824
Covenant Transportation Group, Inc., Class A†	1,145	22,362
Heartland Express, Inc.	4,338	85,372
Marten Transport, Ltd.	3,630	71,801
P.A.M. Transportation Services, Inc.†	199	9,954
Saia, Inc.†	2,379	153,184
US Xpress Enterprises, Inc. Class A†	2,105	14,188
USA Truck, Inc.†	735	10,466
Werner Enterprises, Inc.	4,324	144,854
YRC Worldwide, Inc.†	3,081	20,982

		605,987

Travel Services - 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	6,740	99,348

Venture Capital - 0.0%
Safeguard Scientifics, Inc.†	1,790	20,478

Veterinary Diagnostics - 0.1%
Heska Corp.†	629	48,848
Neogen Corp.†	4,667	283,100

		331,948

Virtual Reality Products - 0.0%
Vuzix Corp.†	2,185	5,178

Vitamins & Nutrition Products - 0.1%
Natural Grocers by Vitamin Cottage, Inc.†	837	10,362
Natural Health Trends Corp.	683	7,896
Nature’s Sunshine Products, Inc.†	791	7,119
USANA Health Sciences, Inc.†	1,176	98,149

		123,526

Water - 0.4%
American States Water Co.	3,397	241,764
Artesian Resources Corp., Class A	736	26,702
California Water Service Group	4,458	224,639
Connecticut Water Service, Inc.	1,119	76,730
Consolidated Water Co., Ltd.	1,366	17,294
Global Water Resources, Inc.	1,004	9,789
Middlesex Water Co.	1,478	85,709
PICO Holdings, Inc.†	1,820	20,803
SJW Group	2,205	136,842
York Water Co.	1,195	40,666

		880,938

Water Treatment Systems - 0.1%
AquaVenture Holdings, Ltd.†	1,012	19,683
Energy Recovery, Inc.†	3,344	32,537
Evoqua Water Technologies Corp.†	7,025	95,681
Pure Cycle Corp.†	1,587	15,949

		163,850

Web Hosting/Design - 0.2%
Endurance International Group Holdings, Inc.†	6,514	36,022
NIC, Inc.	5,973	103,094
Q2 Holdings, Inc.†	3,471	261,783

		400,899

Web Portals/ISP - 0.0%
Meet Group, Inc.†	6,595	36,668
Remark Holdings, Inc.†	2,667	3,361

		40,029

Wire & Cable Products - 0.1%
Belden, Inc.	3,751	208,368
Encore Wire Corp.	1,890	112,058
Insteel Industries, Inc.	1,691	35,410

		355,836

Wireless Equipment - 0.3%
CalAmp Corp.†	3,095	45,218
InterDigital, Inc.	3,129	204,605
Maxar Technologies, Inc.	5,257	25,917
pdvWireless, Inc.†	882	35,104
Ribbon Communications, Inc.†	5,006	26,832
ViaSat, Inc.†	5,139	466,724

		804,400

Wound, Burn & Skin Care - 0.0%
Dermira, Inc.†	3,231	35,832

X-Ray Equipment - 0.1%
Varex Imaging Corp.†	3,543	116,352
ViewRay, Inc.†	5,860	40,786

		157,138

Total Common Stocks (cost $186,954,116)		193,488,622

EXCHANGE-TRADED FUNDS - 2.7%
iShares Russell 2000 ETF (cost $5,999,055)	41,400	6,553,206

Total Long-Term Investment Securities (cost $192,953,171)		200,041,828

SHORT-TERM INVESTMENT SECURITIES - 0.9%
U.S. Government Treasuries - 0.9%
United States Treasury Bills
2.39% due 06/18/2019(2)	$170,000	169,456
2.40% due 06/20/2019(2)	200,000	199,339
2.42% due 05/09/2019(2)	100,000	99,947
2.42% due 07/11/2019(2)	100,000	99,532
2.48% due 09/05/2019(2)	800,000	793,318
2.53% due 07/18/2019(2)	750,000	746,143
2.54% due 07/18/2019(2)	45,000	44,769
2.60% due 08/15/2019(2)	100,000	99,298

Total Short-Term Investment Securities (cost $2,251,327)		2,251,802

REPURCHASE AGREEMENTS - 17.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 4/30/2019, to be repurchased 5/01/2019 in the amount $41,531,577 collateralized by $41,345,000 of United States Treasury Notes, bearing interest at 2.75% due 7/31/2023 and having an approximate value of $42,365,849 (cost $ 41,531,000)	41,531,000	41,531,000

TOTAL INVESTMENTS (cost $236,735,498)	100.2%	243,824,630
Liabilities in excess of other assets	(0.2)	(544,630)

NET ASSETS	100.0%	$243,280,000

† Non-income producing security

(1) Securities classified as Level 3 (see Note 1).

(2) The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3) Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Pan American Silver Corp. CVR
	6/22/2018	22,619	$6,969
	9/27/2018	6,384	1,208

		29,003	8,177	$6,090	$0.21	0.00%

CVR - Contingent Value Rights

ETF - Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
542	Long	Russell 2000 Mini Index	June 2019	$42,118,006	$43,202,820	$1,084,814

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Chemicals-Plastics	$228,732	$—	$592	$229,324
Finance-Commercial	190,519	—	1,215	191,734
Medical-Drugs	4,689,495	—	453	4,689,948
Silver Mining	—	—	6,090	6,090
Other Industries	188,371,526	—	—	188,371,526
Exchange-Traded Funds	6,553,206	—	—	6,553,206
Short-Term Securities	—	2,251,802	—	2,251,802
Repurchase Agreements	—	41,531,000	—	41,531,000

Total Investments at Value	$200,033,478	$43,782,802	$8,350	$243,824,630

Other Financial Instruments:+
Futures Contracts	$1,084,814	$—	$—	$1,084,814

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 79.2%
Advertising Agencies - 0.1%
Omnicom Group, Inc.	487	$38,975
WPP PLC	13,452	167,766

		206,741

Advertising Sales - 0.1%
Stroeer SE & Co. KGaA	1,443	97,513

Aerospace/Defense - 1.8%
Boeing Co.	4,147	1,566,280
Meggitt PLC	25,698	182,429
Northrop Grumman Corp.	2,300	666,793
Spirit AeroSystems Holdings, Inc., Class A	2,234	194,135
Teledyne Technologies, Inc.†	190	47,217

		2,656,854

Aerospace/Defense-Equipment - 0.2%
Harris Corp.	1,081	182,149
HEICO Corp.	60	6,332
HEICO Corp., Class A	373	33,357
L3 Technologies, Inc.	137	29,945
United Technologies Corp.	196	27,952

		279,735

Agricultural Operations - 0.1%
Bunge, Ltd.	1,078	56,498
Cadiz, Inc.†	1,270	13,005

		69,503

Airlines - 0.3%
Alaska Air Group, Inc.	2,160	133,704
Delta Air Lines, Inc.	1,430	83,355
Hawaiian Holdings, Inc.	540	15,233
United Continental Holdings, Inc.†	1,801	160,037

		392,329

Apparel Manufacturers - 0.4%
Burberry Group PLC	6,279	165,148
Kering SA	284	167,868
Moncler SpA	3,537	145,077
Oxford Industries, Inc.	180	14,951
Samsonite International SA*	24,900	71,417
VF Corp.	521	49,187

		613,648

Appliances - 0.0%
iRobot Corp.†	197	20,397

Applications Software - 3.8%
CDK Global, Inc.	780	47,050
Intuit, Inc.	1,734	435,338
Microsoft Corp.	30,270	3,953,262
Nuance Communications, Inc.†	2,350	39,550
salesforce.com, Inc.†	2,951	487,948
ServiceNow, Inc.†	1,900	515,869
Upland Software, Inc.†	730	33,938

		5,512,955

Athletic Footwear - 0.2%
NIKE, Inc., Class B	2,623	230,378

Audio/Video Products - 0.2%
Panasonic Corp.	13,600	125,214
Sony Corp.	2,000	101,311

		226,525

Auto-Cars/Light Trucks - 0.5%
Ferrari NV	470	63,934
Honda Motor Co., Ltd.	2,500	69,654
Suzuki Motor Corp.	2,800	127,002
Tesla, Inc.†	394	94,044
Toyota Motor Corp.	5,100	316,990

		671,624

Auto-Heavy Duty Trucks - 0.1%
PACCAR, Inc.	2,836	203,256

Auto/Truck Parts & Equipment-Original - 0.6%
Aisin Seiki Co., Ltd.	1,600	61,577
Aptiv PLC	2,350	201,395
Autoliv, Inc.	432	33,908
Autoliv, Inc. SDR	1,269	102,860
Dorman Products, Inc.†	285	24,986
Garrett Motion, Inc.†	80	1,504
Lear Corp.	306	43,758
Magna International, Inc.	3,662	203,754
Stanley Electric Co., Ltd.	3,100	84,094
Tenneco, Inc., Class A	500	10,960
Veoneer, Inc.†	412	9,093
Veoneer, Inc. SDR†	1,498	32,650
WABCO Holdings, Inc.†	325	43,043

		853,582

Auto/Truck Parts & Equipment-Replacement - 0.0%
Standard Motor Products, Inc.	360	17,989

Banks-Commercial - 2.0%
ABN AMRO Group NV CVA*	7,416	174,424
Australia & New Zealand Banking Group, Ltd.	8,469	162,390
BankUnited, Inc.	930	34,019
Commerzbank AG†	4,733	42,532
Danske Bank A/S	5,346	94,812
DBS Group Holdings, Ltd.	10,500	218,091
DNB ASA	13,693	262,910
East West Bancorp, Inc.	846	43,552
Erste Group Bank AG	1,456	58,300
Farmers & Merchants Bancorp, Inc.	960	30,470
First Interstate BancSystem, Inc., Class A	710	30,005
First Republic Bank	736	77,736
FNB Corp.	2,930	35,541
Hilltop Holdings, Inc.	1,430	30,073
Home BancShares, Inc.	1,670	32,047
ING Groep NV	19,112	243,428
Intesa Sanpaolo SpA	44,570	116,826
LegacyTexas Financial Group, Inc.	780	31,262
National Bank of Canada	3,847	183,262
Nordea Bank Abp	12,854	101,171
PacWest Bancorp	970	38,364
Park National Corp.	280	27,350
Popular, Inc.	750	43,283
Prosperity Bancshares, Inc.	590	43,448
Signature Bank	344	45,432
Standard Chartered PLC	13,913	126,998
Sumitomo Mitsui Trust Holdings, Inc.	3,200	111,375
Svenska Handelsbanken AB, Class A	16,846	183,854

TCF Financial Corp.	1,680	37,178
United Bankshares, Inc.	930	36,493
United Overseas Bank, Ltd.	5,700	116,632
Webster Financial Corp.	210	11,157
Western Alliance Bancorp†	850	40,613

		2,865,028

Banks-Fiduciary - 0.2%
Bank of New York Mellon Corp.	2,758	136,962
State Street Corp.	2,513	170,030

		306,992

Banks-Super Regional - 1.2%
Fifth Third Bancorp	13,466	388,090
KeyCorp	596	10,460
PNC Financial Services Group, Inc.	1,508	206,490
US Bancorp	5,499	293,207
Wells Fargo & Co.	17,598	851,919

		1,750,166

Batteries/Battery Systems - 0.0%
Energizer Holdings, Inc.	470	22,508
EnerSys	430	29,752

		52,260

Beverages-Non-alcoholic - 0.6%
Coca-Cola Co.	4,585	224,940
Keurig Dr Pepper, Inc.	3,349	97,355
National Beverage Corp.	165	9,240
New Age Beverages Corp.†	2,300	12,420
PepsiCo, Inc.	3,980	509,639
Primo Water Corp.†	910	14,333

		867,927

Beverages-Wine/Spirits - 0.3%
Constellation Brands, Inc., Class A	94	19,897
Diageo PLC	8,138	343,137
MGP Ingredients, Inc.	270	23,725

		386,759

Brewery - 0.1%
Kirin Holdings Co., Ltd.	3,600	81,161

Broadcast Services/Program - 0.1%
Fox Corp., Class A†	1,454	56,691
Fox Corp., Class B†	1,291	49,704
Liberty Media Corp. - Liberty Formula One, Series C†	230	8,926
MSG Networks, Inc., Class A†	1,040	23,951

		139,272

Building & Construction Products-Misc. - 0.0%
Fortune Brands Home & Security, Inc.	625	32,988
NCI Building Systems, Inc.†	920	5,262

		38,250

Building & Construction-Misc. - 0.0%
TopBuild Corp.†	450	32,054

Building Products-Cement - 0.0%
MDU Resources Group, Inc.	1,560	40,794

Building Products-Doors & Windows - 0.0%
Apogee Enterprises, Inc.	360	14,508
Griffon Corp.	910	17,854
Masonite International Corp.†	510	26,260

		58,622

Building-Heavy Construction - 0.0%
Aegion Corp.†	1,320	26,281
Dycom Industries, Inc.†	301	14,927
Goldfield Corp.†	2,200	5,148

		46,356

Building-Residential/Commercial - 0.2%
Green Brick Partners, Inc.†	2,800	25,032
NVR, Inc.†	33	104,032
Persimmon PLC	4,578	133,483

		262,547

Cable/Satellite TV - 0.6%
Altice USA, Inc., Class A	603	14,207
Cable One, Inc.	28	29,695
Charter Communications, Inc., Class A†	150	55,678
Comcast Corp., Class A	13,670	595,055
DISH Network Corp., Class A†	378	13,275
Liberty Broadband Corp., Class C†	1,152	113,714
Liberty Global PLC, Class A†	288	7,779
Liberty Global PLC, Class C†	878	22,960

		852,363

Capacitors - 0.0%
KEMET Corp.	480	8,578

Casino Hotels - 0.3%
Las Vegas Sands Corp.	2,279	152,807
MGM Resorts International	5,680	151,258
Wynn Resorts, Ltd.	629	90,859

		394,924

Casino Services - 0.0%
Eldorado Resorts, Inc.†	490	24,191
Scientific Games Corp.†	350	8,096

		32,287

Cellular Telecom - 0.2%
8x8, Inc.†	1,480	35,402
Sprint Corp.†	1,250	6,975
T-Mobile US, Inc.†	505	36,860
Telstra Corp., Ltd.	11,283	26,884
Vodafone Group PLC ADR	11,866	219,758

		325,879

Chemicals-Diversified - 0.7%
AdvanSix, Inc.†	780	23,579
Asahi Kasei Corp.	14,600	149,039
BASF SE	2,310	187,814
Covestro AG	1,646	90,000
Dow, Inc.†	1,378	78,174
DowDuPont, Inc.	6,040	232,238
Johnson Matthey PLC	3,604	156,826
PPG Industries, Inc.	579	68,033
Tosoh Corp.	1,500	24,157
Westlake Chemical Corp.	162	11,300

		1,021,160

Chemicals-Specialty - 0.2%
Chemours Co.	1,120	40,331
Element Solutions, Inc.†	2,020	21,937
Minerals Technologies, Inc.	498	31,259
NewMarket Corp.	87	36,504
Rogers Corp.†	183	30,656
Sensient Technologies Corp.	438	30,713
Umicore SA	2,971	114,964
Valvoline, Inc.	1,680	31,080
		337,444
Circuit Boards - 0.0%
TTM Technologies, Inc.†	1,360	18,006
Coal - 0.0%
Arch Coal, Inc., Class A	178	17,262
CONSOL Energy, Inc.†	310	10,509
		27,771
Coatings/Paint - 0.3%
Axalta Coating Systems, Ltd.†	1,340	36,153
RPM International, Inc.	3,313	200,933
Sherwin-Williams Co.	344	156,462
		393,548
Commercial Services - 0.2%
Cintas Corp.	109	23,668
CoStar Group, Inc.†	161	79,896
Ecolab, Inc.	196	36,080
LiveRamp Holdings, Inc.†	660	38,498
Macquarie Infrastructure Corp.	497	20,133
Nielsen Holdings PLC	4,992	127,446
TechnoPro Holdings, Inc.	400	24,026
		349,747
Commercial Services-Finance - 1.4%
Automatic Data Processing, Inc.	1,152	189,377
Equifax, Inc.	996	125,446
Euronet Worldwide, Inc.†	309	46,316
FleetCor Technologies, Inc.†	491	128,126
Global Payments, Inc.	2,312	337,714
Green Dot Corp., Class A†	530	33,798
IHS Markit, Ltd.†	105	6,012
MarketAxess Holdings, Inc.	200	55,666
Moody’s Corp.	21	4,129
PayPal Holdings, Inc.†	3,985	449,389
S&P Global, Inc.	1,167	257,510
Square, Inc., Class A†	455	33,133
Total System Services, Inc.	173	17,688
TransUnion	1,411	98,276
Worldpay, Inc., Class A†	2,256	264,426
		2,047,006
Computer Aided Design - 0.2%
Synopsys, Inc.†	2,509	303,790
Computer Services - 0.4%
Accenture PLC, Class A	2,664	486,633
Cognizant Technology Solutions Corp., Class A	815	59,462
Conduent, Inc.†	1,560	20,015
Presidio, Inc.	1,350	20,277
Science Applications International Corp.	310	23,235
Sykes Enterprises, Inc.†	970	26,917
		636,539
Computer Software - 0.3%
Cloudera, Inc.†	1,820	20,257
j2 Global, Inc.	460	40,305
Red Hat, Inc.†	376	68,631
Splunk, Inc.†	1,526	210,649
SS&C Technologies Holdings, Inc.	400	27,064
Twilio, Inc., Class A†	240	32,914
Veritone, Inc.†	530	3,281
Yext, Inc.†	1,010	22,129
Zoom Video Communications, Inc., Class A†	52	3,768
		428,998
Computers - 0.8%
Apple, Inc.	5,572	1,118,133
Dell Technologies, Inc., Class C†	731	49,277
		1,167,410
Computers-Integrated Systems - 0.0%
NCR Corp.†	1,170	33,871
NetScout Systems, Inc.†	1,050	30,870
		64,741
Computers-Other - 0.0%
3D Systems Corp.†	1,430	15,215
Lumentum Holdings, Inc.†	506	31,357
		46,572
Computers-Periphery Equipment - 0.0%
Qualstar Corp.†	700	4,025
Qumu Corp.†	2,700	8,505
		12,530
Consulting Services - 0.1%
Booz Allen Hamilton Holding Corp.	837	49,626
FTI Consulting, Inc.†	440	37,391
		87,017
Consumer Products-Misc. - 0.1%
Kimberly-Clark Corp.	1,353	173,698
Spectrum Brands Holdings, Inc.	329	20,257
		193,955
Containers-Metal/Glass - 0.3%
Ball Corp.	7,546	452,307
Greif, Inc., Class B	370	18,001
		470,308
Containers-Paper/Plastic - 0.2%
Amcor, Ltd.	10,318	116,597
Bemis Co., Inc.	710	40,768
Packaging Corp. of America	1,289	127,818
Sealed Air Corp.	660	30,769
Sonoco Products Co.	650	40,989
		356,941
Cosmetics & Toiletries - 0.8%
Colgate-Palmolive Co.	433	31,518
Edgewell Personal Care Co.†	624	25,728
L’Oreal SA	923	253,737

Pola Orbis Holdings, Inc.	1,900	59,889
Procter & Gamble Co.	2,104	224,034
Unilever PLC	9,256	562,152
Veru, Inc.†	4,100	5,699
		1,162,757
Cruise Lines - 0.1%
Carnival Corp.	352	19,311
Norwegian Cruise Line Holdings, Ltd.†	635	35,808
Royal Caribbean Cruises, Ltd.	1,143	138,234
		193,353
Data Processing/Management - 0.5%
CSG Systems International, Inc.	520	23,218
Fidelity National Information Services, Inc.	4,419	512,295
First Data Corp., Class A†	2,100	54,306
Fiserv, Inc.†	2,367	206,497
		796,316
Dental Supplies & Equipment - 0.0%
Align Technology, Inc.†	84	27,273
Diagnostic Equipment - 1.6%
Accelerate Diagnostics, Inc.†	480	9,360
Danaher Corp.	8,672	1,148,520
Repligen Corp.†	540	36,385
Thermo Fisher Scientific, Inc.	4,231	1,173,891
		2,368,156
Dialysis Centers - 0.1%
Fresenius SE & Co. KGaA	3,548	201,280
Disposable Medical Products - 0.0%
Teleflex, Inc.	101	28,904
Distribution/Wholesale - 0.1%
EVI Industries, Inc.	330	12,045
HD Supply Holdings, Inc.†	1,050	47,974
SiteOne Landscape Supply, Inc.†	320	21,536
Systemax, Inc.	690	15,670
WESCO International, Inc.†	590	33,772
		130,997
Diversified Banking Institutions - 2.3%
Bank of America Corp.	22,090	675,512
Barclays PLC ADR	3,147	26,938
BNP Paribas SA	4,880	259,713
Citigroup, Inc.	3,368	238,118
Goldman Sachs Group, Inc.	12	2,471
JPMorgan Chase & Co.	9,926	1,151,912
Lloyds Banking Group PLC	230,984	188,463
Macquarie Group, Ltd.	1,955	185,641
Mitsubishi UFJ Financial Group, Inc.	37,700	188,907
Morgan Stanley	9,138	440,909
		3,358,584
Diversified Financial Services - 0.0%
ANT International Co., Ltd., Class C†(1)(2)	1,708	9,582
Diversified Manufacturing Operations - 1.0%
3M Co.	19	3,601
Actuant Corp., Class A	570	14,580
Carlisle Cos., Inc.	354	50,063
Fabrinet†	520	31,470
General Electric Co.	62,377	634,374
Illinois Tool Works, Inc.	1,719	267,528
Siemens AG	3,593	430,153
Textron, Inc.	862	45,686
		1,477,455
Diversified Minerals - 0.2%
BHP Group PLC	6,843	161,458
BHP Group, Ltd.	1,593	41,999
Sumitomo Metal Mining Co., Ltd.	2,700	85,190
		288,647
Diversified Operations - 0.1%
CK Hutchison Holdings, Ltd.	19,000	199,572
Drug Delivery Systems - 0.0%
DexCom, Inc.†	350	42,375
Heron Therapeutics, Inc.†	530	11,490
		53,865
E-Commerce/Products - 2.6%
Alibaba Group Holding, Ltd. ADR†	4,788	888,509
Amazon.com, Inc.†	1,463	2,818,499
ASOS PLC†	1,482	75,774
		3,782,782
E-Commerce/Services - 0.5%
Booking Holdings, Inc.†	285	528,672
Ctrip.com International, Ltd. ADR†	716	31,540
GrubHub, Inc.†	420	28,052
IAC/InterActiveCorp†	685	154,015
TrueCar, Inc.†	1,330	8,565
Zillow Group, Inc., Class A†	70	2,325
Zillow Group, Inc., Class C†	530	17,702
		770,871
E-Marketing/Info - 0.1%
CyberAgent, Inc.	2,000	79,978
E-Services/Consulting - 0.0%
CDW Corp.	614	64,838
Electric Products-Misc. - 0.1%
Legrand SA	1,459	107,218
Novanta, Inc.†	440	38,289
		145,507
Electric-Distribution - 0.6%
Sempra Energy	6,257	800,583
Spark Energy, Inc., Class A	730	6,906
		807,489
Electric-Generation - 0.3%
E.ON SE	5,551	59,570
Electric Power Development Co., Ltd.	4,800	111,481
Engie SA	14,567	215,748
Sembcorp Industries, Ltd.	14,500	28,358
		415,157
Electric-Integrated - 1.4%
DTE Energy Co.	752	94,534
Duke Energy Corp.	333	30,343

Entergy Corp.	3,622	350,972
Evergy, Inc.	2,383	137,785
Eversource Energy	1,737	124,473
NextEra Energy, Inc.	4,529	880,619
NorthWestern Corp.	500	34,925
OGE Energy Corp.	1,185	50,173
Southern Co.	5,187	276,052
		1,979,876
Electronic Components-Misc. - 0.2%
Applied Optoelectronics, Inc.†	490	6,135
Atkore International Group, Inc.†	640	15,846
Knowles Corp.†	1,020	19,258
Murata Manufacturing Co., Ltd.	2,400	129,215
Omron Corp.	2,300	123,580
Sensata Technologies Holding PLC†	860	42,948
		336,982
Electronic Components-Semiconductors - 1.8%
Amkor Technology, Inc.†	1,780	16,127
Broadcom, Inc.	2,126	676,919
EMCORE Corp.†	540	2,117
GSI Technology, Inc.†	980	7,967
Hamamatsu Photonics KK	1,900	76,531
Impinj, Inc.†	260	7,610
Inphi Corp.†	420	19,177
Intel Corp.	258	13,168
MACOM Technology Solutions Holdings, Inc.†	780	10,834
Microchip Technology, Inc.	2,296	229,348
Micron Technology, Inc.†	5,792	243,612
NVIDIA Corp.	1,984	359,104
QuickLogic Corp.†	11,600	8,526
Samsung Electronics Co., Ltd.	7,553	296,456
Texas Instruments, Inc.	4,563	537,658
Xilinx, Inc.	670	80,494
		2,585,648
Electronic Connectors - 0.2%
Amphenol Corp., Class A	775	77,159
TE Connectivity, Ltd.	1,643	157,153
		234,312
Electronic Measurement Instruments - 0.7%
Agilent Technologies, Inc.	4,399	345,322
Fortive Corp.	5,516	476,251
Keysight Technologies, Inc.†	2,279	198,341
		1,019,914
Electronic Parts Distribution - 0.1%
Avnet, Inc.	840	40,832
SYNNEX Corp.	304	32,796
Tech Data Corp.†	224	23,881
		97,509
Electronic Security Devices - 0.0%
Identiv, Inc.†	800	4,120
Resideo Technologies, Inc.†	143	3,246
		7,366
Energy-Alternate Sources - 0.0%
REX American Resources Corp.†	317	26,790
Sunworks, Inc.†	4,000	4,760
		31,550
Engineering/R&D Services - 0.0%
Argan, Inc.	530	25,345
Enterprise Software/Service - 0.4%
Asure Software, Inc.†	480	3,341
Atlassian Corp. PLC, Class A†	16	1,763
Benefitfocus, Inc.†	210	8,553
Coupa Software, Inc.†	390	40,299
Evolent Health, Inc., Class A†	780	10,569
Manhattan Associates, Inc.†	680	45,866
Oracle Corp.	1,063	58,816
Ultimate Software Group, Inc.†	162	53,565
Veeva Systems, Inc., Class A†	428	59,864
Workday, Inc., Class A†	1,584	325,718
		608,354
Entertainment Software - 0.2%
Activision Blizzard, Inc.	952	45,896
Electronic Arts, Inc.†	1,852	175,292
Take-Two Interactive Software, Inc.†	77	7,456
		228,644
Finance-Auto Loans - 0.1%
Ally Financial, Inc.	2,542	75,523
Credit Acceptance Corp.†	72	35,728
		111,251
Finance-Consumer Loans - 0.1%
SLM Corp.	2,890	29,363
Synchrony Financial	1,145	39,697
		69,060
Finance-Credit Card - 1.8%
American Express Co.	758	88,861
Capital One Financial Corp.	387	35,925
Mastercard, Inc., Class A	3,393	862,636
Meta Financial Group, Inc.	1,272	32,767
Visa, Inc., Class A	9,872	1,623,253
		2,643,442
Finance-Investment Banker/Broker - 0.7%
Charles Schwab Corp.	10,727	491,082
Close Brothers Group PLC	1,396	28,253
Piper Jaffray Cos.	340	27,404
TD Ameritrade Holding Corp.	9,973	524,380
		1,071,119
Finance-Leasing Companies - 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	14,000	71,186
Finance-Mortgage Loan/Banker - 0.0%
LendingTree, Inc.†	57	21,935
Finance-Other Services - 0.4%
Cboe Global Markets, Inc.	561	57,003
CME Group, Inc.	384	68,697
Intercontinental Exchange, Inc.	5,679	461,987
WageWorks, Inc.†	330	16,101
		603,788

Financial Guarantee Insurance - 0.0%
Assured Guaranty, Ltd.	130	6,201
Firearms & Ammunition - 0.0%
Sturm Ruger & Co., Inc.	80	4,479
Food-Baking - 0.0%
Hostess Brands, Inc.†	990	13,266
Food-Catering - 0.1%
Aramark	1,150	35,742
Compass Group PLC	6,262	142,327
		178,069
Food-Meat Products - 0.6%
Tyson Foods, Inc., Class A	10,776	808,308
Food-Misc./Diversified - 1.3%
Conagra Brands, Inc.	11,926	367,082
Ingredion, Inc.	286	27,098
McCormick & Co., Inc.	552	84,991
Mondelez International, Inc., Class A	6,696	340,492
Nestle SA	9,266	891,635
Wilmar International, Ltd.	44,600	119,362
		1,830,660
Food-Retail - 0.1%
Kroger Co.	1,276	32,895
Seven & i Holdings Co., Ltd.	4,600	159,599
		192,494
Food-Wholesale/Distribution - 0.0%
US Foods Holding Corp.†	940	34,357
Footwear & Related Apparel - 0.0%
Skechers U.S.A., Inc., Class A†	910	28,811
Funeral Services & Related Items - 0.1%
Matthews International Corp., Class A	700	28,042
Service Corp. International	1,075	44,731
		72,773
Garden Products - 0.0%
Toro Co.	660	48,279
Gas-Distribution - 0.5%
Atmos Energy Corp.	2,386	244,183
Beijing Enterprises Holdings, Ltd.	14,000	74,508
National Grid PLC	13,228	144,222
NiSource, Inc.	6,194	172,069
ONE Gas, Inc.	437	38,683
Southwest Gas Holdings, Inc.	405	33,692
UGI Corp.	940	51,240
		758,597
Golf - 0.0%
Acushnet Holdings Corp.	1,110	27,983
Hazardous Waste Disposal - 0.0%
Stericycle, Inc.†	1,010	58,974
Hotels/Motels - 0.5%
Hilton Worldwide Holdings, Inc.	3,160	274,888
Marcus Corp.	720	27,086
Marriott International, Inc., Class A	2,582	352,237
Playa Hotels & Resorts NV†	2,150	17,200
St. Joe Co.†	1,650	28,116
Wyndham Destinations, Inc.	730	31,799
Wyndham Hotels & Resorts, Inc.	700	39,004
		770,330
Human Resources - 0.1%
Barrett Business Services, Inc.	200	14,572
ManpowerGroup, Inc.	497	47,732
Recruit Holdings Co., Ltd.	4,600	138,239
		200,543
Import/Export - 0.3%
Castle Brands, Inc.†	4,600	2,942
Mitsubishi Corp.	5,500	151,376
Sumitomo Corp.	16,300	231,774
		386,092
Industrial Automated/Robotic - 0.2%
Ichor Holdings, Ltd.†	770	19,389
SMC Corp.	300	124,690
THK Co., Ltd.	5,600	145,267
		289,346
Industrial Gases - 0.7%
Air Liquide SA	1,210	160,888
Air Products & Chemicals, Inc.	2,678	551,106
Linde PLC	1,478	266,424
		978,418
Instruments-Controls - 0.7%
ABB, Ltd.	8,564	176,247
Honeywell International, Inc.	4,819	836,723
		1,012,970
Insurance Brokers - 1.0%
Aon PLC	1,202	216,528
Marsh & McLennan Cos., Inc.	6,496	612,508
Willis Towers Watson PLC	3,377	622,516
		1,451,552
Insurance-Life/Health - 0.8%
AIA Group, Ltd.	16,800	171,217
Aviva PLC	23,415	131,140
AXA Equitable Holdings, Inc.	2,253	51,120
Challenger, Ltd.	20,517	118,890
Health Insurance Innovations, Inc., Class A†	350	8,162
Prudential Financial, Inc.	1,465	154,865
Prudential PLC	13,331	301,606
Sun Life Financial, Inc.	5,941	246,828
Trupanion, Inc.†	610	20,008
		1,203,836
Insurance-Multi-line - 1.6%
American Financial Group, Inc.	483	50,005
AXA SA	10,939	291,332
Chubb, Ltd.	8,085	1,173,942
CNA Financial Corp.	184	8,525
Direct Line Insurance Group PLC	37,719	162,017
MetLife, Inc.	1,579	72,839
Ping An Insurance Group Co. of China, Ltd.	16,000	192,637
Storebrand ASA	18,718	157,946
Voya Financial, Inc.	1,748	95,948
Zurich Insurance Group AG	602	191,952
		2,397,143

Insurance-Property/Casualty - 0.8%
Alleghany Corp.†	72	47,295
American National Insurance Co.	204	23,111
Arch Capital Group, Ltd.†	1,785	60,297
Berkshire Hathaway, Inc., Class B†	1,035	224,295
Fidelity National Financial, Inc.	1,644	65,678
James River Group Holdings, Ltd.	540	22,799
Markel Corp.†	64	68,577
Mercury General Corp.	420	22,588
PICC Property & Casualty Co., Ltd.	66,000	74,120
Progressive Corp.	2,928	228,823
RSA Insurance Group PLC	10,343	73,101
Tokio Marine Holdings, Inc.	4,500	227,007
White Mountains Insurance Group, Ltd.	39	36,623
		1,174,314
Insurance-Reinsurance - 0.3%
Argo Group International Holdings, Ltd.	479	37,396
Axis Capital Holdings, Ltd.	670	38,089
Muenchener Rueckversicherungs-Gesellschaft AG	1,133	283,382
Reinsurance Group of America, Inc.	325	49,241
RenaissanceRe Holdings, Ltd.	275	42,724
		450,832
Internet Application Software - 0.5%
Okta, Inc.†	450	46,813
Tencent Holdings, Ltd.	13,000	642,974
		689,787
Internet Content-Entertainment - 1.8%
Facebook, Inc., Class A†	9,957	1,925,684
Netflix, Inc.†	1,388	514,309
Pinterest, Inc.†	308	9,542
YY, Inc. ADR†	1,424	120,485
		2,570,020
Internet Security - 0.1%
Palo Alto Networks, Inc.†	168	41,803
Symantec Corp.	4,633	112,165
		153,968
Investment Companies - 0.1%
Melrose Industries PLC	41,361	109,056
Investment Management/Advisor Services - 0.1%
Ameriprise Financial, Inc.	803	117,856
Franklin Resources, Inc.	506	17,503
GAM Holding AG†	4,270	17,684
Raymond James Financial, Inc.	466	42,672
		195,715
Lasers-System/Components - 0.0%
Coherent, Inc.†	131	19,389
Lighting Products & Systems - 0.0%
Universal Display Corp.	166	26,494
Machinery-Construction & Mining - 0.0%
Oshkosh Corp.	437	36,092
Machinery-Electrical - 0.2%
BWX Technologies, Inc.	640	32,704
Mitsubishi Electric Corp.	20,400	291,334
		324,038
Machinery-General Industrial - 0.6%
Middleby Corp.†	335	44,264
Roper Technologies, Inc.	2,101	755,730
Tennant Co.	440	29,207
Wabtec Corp.	350	25,924
		855,125
Machinery-Pumps - 0.0%
Flowserve Corp.	701	34,370
Xylem, Inc.	251	20,933
		55,303
Medical Imaging Systems - 0.0%
Lantheus Holdings, Inc.†	615	14,858
Medical Information Systems - 0.0%
MTBC, Inc.†	1,100	5,698
Medical Instruments - 0.9%
Alcon, Inc.†	1,167	67,206
Alcon, Inc.†	858	49,936
Boston Scientific Corp.†	3,226	119,749
Elekta AB, Series B	8,674	102,749
Intuitive Surgical, Inc.†	825	421,270
Medtronic PLC	5,936	527,176
NuVasive, Inc.†	470	28,482
TransEnterix, Inc.†	3,600	7,200
		1,323,768
Medical Labs & Testing Services - 0.1%
MEDNAX, Inc.†	910	25,453
Miraca Holdings, Inc.	1,700	43,595
		69,048
Medical Products - 2.1%
Abbott Laboratories	1,377	109,554
Becton Dickinson and Co.	4,920	1,184,441
Cooper Cos., Inc.	41	11,887
Glaukos Corp.†	250	18,033
GN Store Nord A/S	2,014	103,086
Hologic, Inc.†	831	38,542
Inogen, Inc.†	148	12,920
Koninklijke Philips NV	9,735	414,532
Nuvectra Corp.†	1,560	14,726
Penumbra, Inc.†	265	35,642
Pulse Biosciences, Inc.†	800	12,816
Siemens Healthineers AG*	2,183	93,090
Stryker Corp.	4,744	896,189
Tactile Systems Technology, Inc.†	440	21,894
West Pharmaceutical Services, Inc.	420	51,992
Zimmer Biomet Holdings, Inc.	637	78,453
		3,097,797
Medical-Biomedical/Gene - 0.9%
Aldeyra Therapeutics, Inc.†	710	5,872
Alexion Pharmaceuticals, Inc.†	1,359	185,001
Alnylam Pharmaceuticals, Inc.†	540	48,244
Amgen, Inc.	352	63,121
Anavex Life Sciences Corp.†	2,200	6,534

BioCryst Pharmaceuticals, Inc.†	1,600	11,888
Biogen, Inc.†	148	33,928
BioMarin Pharmaceutical, Inc.†	551	47,127
Bluebird Bio, Inc.†	140	19,856
Cara Therapeutics, Inc.†	670	12,784
Celgene Corp.†	559	52,915
ChemoCentryx, Inc.†	930	12,341
Cleveland BioLabs, Inc.†	2,200	3,146
CSL, Ltd.	495	69,291
Exact Sciences Corp.†	490	48,358
Exelixis, Inc.†	1,510	29,687
Five Prime Therapeutics, Inc.†	650	7,202
Gilead Sciences, Inc.	873	56,780
Illumina, Inc.†	6	1,872
Immunomedics, Inc.†	1,100	17,622
Incyte Corp.†	131	10,061
Intercept Pharmaceuticals, Inc.†	251	21,631
Lexicon Pharmaceuticals, Inc.†	1,740	10,092
Medicines Co.†	630	20,128
Ovid therapeutics, Inc.†	1,861	3,796
PolarityTE, Inc.†	560	5,062
Puma Biotechnology, Inc.†	392	12,591
Radius Health, Inc.†	600	13,212
Regeneron Pharmaceuticals, Inc.†	51	17,500
Rexahn Pharmaceuticals, Inc.†	158	940
Savara, Inc.†	960	10,253
Seattle Genetics, Inc.†	500	33,890
Selecta Biosciences, Inc.†	1,310	2,816
Spectrum Pharmaceuticals, Inc.†	1,130	10,588
Theravance Biopharma, Inc.†	480	11,448
United Therapeutics Corp.†	336	34,464
Vertex Pharmaceuticals, Inc.†	2,154	363,983
WaVe Life Sciences, Ltd.†	180	4,775
ZIOPHARM Oncology, Inc.†	1,400	6,188
		1,326,987
Medical-Drugs - 3.5%
Aclaris Therapeutics, Inc.†	1,460	9,198
Aimmune Therapeutics, Inc.†	610	12,285
Alkermes PLC†	920	27,894
Allergan PLC	329	48,363
Astellas Pharma, Inc.	20,900	284,023
Bayer AG	4,332	288,320
Corbus Pharmaceuticals Holdings, Inc.†	1,710	12,209
Eagle Pharmaceuticals, Inc.†	180	9,254
Eli Lilly & Co.	2,039	238,645
GlaxoSmithKline PLC ADR	6,231	256,281
Horizon Pharma PLC†	840	21,445
Johnson & Johnson	4,578	646,414
Jounce Therapeutics, Inc.†	760	4,317
Merck & Co., Inc.	5,813	457,541
Novartis AG	5,998	489,812
Novo Nordisk A/S, Class B	1,990	97,313
Pacira BioSciences, Inc.†	400	15,928
Pfizer, Inc.	26,361	1,070,520
Prestige Consumer Healthcare, Inc.†	940	27,655
Progenics Pharmaceuticals, Inc.†	1,640	8,430
Ra Pharmaceuticals, Inc.†	1,040	23,088
Roche Holding AG	1,746	460,254
Sanofi	3,092	268,734
Syros Pharmaceuticals, Inc.†	1,180	8,531
Takeda Pharmaceutical Co., Ltd. ADR	3,365	61,512
TherapeuticsMD, Inc.†	1,900	8,170
Zoetis, Inc.	2,184	222,419
		5,078,555
Medical-Generic Drugs - 0.0%
Momenta Pharmaceuticals, Inc.†	1,260	17,627
Teligent, Inc.†	1,620	1,588
		19,215
Medical-HMO - 1.2%
Anthem, Inc.	1,748	459,776
Centene Corp.†	1,768	91,158
Humana, Inc.	256	65,385
Molina Healthcare, Inc.†	249	32,278
UnitedHealth Group, Inc.	4,411	1,028,072
WellCare Health Plans, Inc.†	436	112,641
		1,789,310
Medical-Hospitals - 0.1%
HCA Healthcare, Inc.	668	84,990
Tenet Healthcare Corp.†	760	16,644
		101,634
Medical-Outpatient/Home Medical - 0.0%
LHC Group, Inc.†	294	32,666
Medical-Wholesale Drug Distribution - 0.0%
AmerisourceBergen Corp.	128	9,569
Cardinal Health, Inc.	259	12,616
Diplomat Pharmacy, Inc.†	1,080	6,026
McKesson Corp.	119	14,191
		42,402
Metal Products-Distribution - 0.0%
Ryerson Holding Corp.†	1,140	9,861
Worthington Industries, Inc.	580	23,275
		33,136
Metal-Copper - 0.1%
Antofagasta PLC	9,433	111,690
Southern Copper Corp.	284	10,911
		122,601
Metal-Diversified - 0.1%
Rio Tinto, Ltd.	1,050	70,593
South32, Ltd.	30,635	72,131
		142,724
Metal-Iron - 0.0%
Cleveland-Cliffs, Inc.	1,670	16,683
Miscellaneous Manufacturing - 0.1%
Knorr-Bremse AG†	958	103,850
Multimedia - 0.4%
E.W. Scripps Co., Class A	270	6,153
Walt Disney Co.	4,014	549,798
		555,951
Networking Products - 0.8%
Cisco Systems, Inc.	17,979	1,005,925
Infinera Corp.†	1,350	5,859

Lantronix, Inc.†	1,000	3,630
Telefonaktiebolaget LM Ericsson, Class B	10,599	104,906
		1,120,320
Non-Ferrous Metals - 0.1%
Independence Group NL	30,170	94,857
Non-Hazardous Waste Disposal - 0.3%
Covanta Holding Corp.	1,550	28,008
Republic Services, Inc.	1,163	96,320
Waste Connections, Inc.	3,235	300,111
		424,439
Office Automation & Equipment - 0.0%
Pitney Bowes, Inc.	1,600	11,376
Office Furnishings-Original - 0.0%
HNI Corp.	650	23,861
Steelcase, Inc., Class A	830	14,351
		38,212
Office Supplies & Forms - 0.1%
Avery Dennison Corp.	1,315	145,505
Oil & Gas Drilling - 0.0%
Transocean, Ltd.†	3,570	28,060
Oil Companies-Exploration & Production - 0.9%
Cabot Oil & Gas Corp.	695	17,993
Callon Petroleum Co.†	2,580	19,376
CNX Resources Corp.†	1,800	16,128
Concho Resources, Inc.	1,682	194,069
ConocoPhillips	2,139	135,014
Continental Resources, Inc.†	370	17,016
Devon Energy Corp.	1,327	42,650
EOG Resources, Inc.	1,477	141,866
Hess Corp.	472	30,265
Mammoth Energy Services, Inc.	570	8,886
Occidental Petroleum Corp.	8,442	497,065
Parsley Energy, Inc., Class A†	2,010	40,120
Pioneer Natural Resources Co.	910	151,478
Tellurian, Inc.†	1,120	10,640
Torchlight Energy Resources, Inc.†	10,100	14,039
WPX Energy, Inc.†	2,740	38,059
Zion Oil & Gas, Inc.†	13,700	7,649
		1,382,313
Oil Companies-Integrated - 1.5%
BP PLC ADR	6,125	267,846
Chevron Corp.	872	104,692
Equinor ASA	6,444	143,744
Exxon Mobil Corp.	7,138	573,039
Royal Dutch Shell PLC, Class B ADR	4,331	281,039
TOTAL SA	7,099	394,489
TOTAL SA ADR	6,583	366,476
		2,131,325
Oil Field Machinery & Equipment - 0.0%
National Oilwell Varco, Inc.	608	15,893
Oil Refining & Marketing - 0.2%
DCC PLC	1,764	157,521
Marathon Petroleum Corp.	1,163	70,792
		228,313
Oil-Field Services - 0.3%
C&J Energy Services, Inc.†	890	12,505
Halliburton Co.	1,716	48,614
MRC Global, Inc.†	1,040	18,023
Patterson-UTI Energy, Inc.	1,640	22,288
Schlumberger, Ltd.	4,072	173,793
TechnipFMC PLC	677	16,647
WorleyParsons, Ltd.	10,835	109,378
		401,248
Paper & Related Products - 0.2%
International Paper Co.	2,681	125,498
Stora Enso Oyj, Class R	9,380	116,410
		241,908
Pharmacy Services - 0.8%
Cigna Corp.	4,829	767,038
CVS Health Corp.	6,652	361,736
		1,128,774
Photo Equipment & Supplies - 0.1%
Largan Precision Co., Ltd.	1,000	150,481
Pipelines - 0.5%
Cheniere Energy, Inc.†	595	38,288
NextDecade Corp.†	3,080	17,094
Targa Resources Corp.	1,327	53,279
TransCanada Corp.	11,563	552,249
		660,910
Pollution Control - 0.0%
Hudson Technologies, Inc.†	2,360	3,186
Poultry - 0.0%
Pilgrim’s Pride Corp.†	1,200	32,292
Power Converter/Supply Equipment - 0.1%
Hubbell, Inc.	1,095	139,722
SunPower Corp.†	710	5,126
		144,848
Private Equity - 0.1%
Brookfield Asset Management, Inc., Class A	206	9,927
KKR & Co., Inc., Class A	2,995	73,228
		83,155
Publishing-Books - 0.0%
Houghton Mifflin Harcourt Co.†	1,440	10,267
John Wiley & Sons, Inc., Class A	500	23,090
		33,357
Publishing-Periodicals - 0.0%
Meredith Corp.	220	12,980
Quarrying - 0.0%
Compass Minerals International, Inc.	540	30,991
Radio - 0.0%
Beasley Broadcast Group, Inc., Class A	10	37
Liberty Media Corp. - Liberty SiriusXM, Series C†	370	14,859
Sirius XM Holdings, Inc.	3,240	18,824
		33,720

Real Estate Investment Trusts - 2.0%
American Tower Corp.	1,664	324,979
Annaly Capital Management, Inc.	5,650	57,008
Apple Hospitality REIT, Inc.	1,980	32,571
AvalonBay Communities, Inc.	155	31,144
CIM Commercial Trust Corp.	1,400	26,978
Colony Capital, Inc.	2,050	10,537
CoreCivic, Inc.	1,000	20,810
CoreSite Realty Corp.	297	32,495
Crown Castle International Corp.	2,013	253,195
CubeSmart	1,290	41,164
EPR Properties	542	42,742
Equity Residential	1,588	121,355
Great Portland Estates PLC	8,526	83,896
Healthcare Trust of America, Inc., Class A	1,520	41,922
Hospitality Properties Trust	1,110	28,860
Hudson Pacific Properties, Inc.	1,140	39,740
JBG SMITH Properties	1,228	52,251
Kilroy Realty Corp.	595	45,761
Lamar Advertising Co., Class A	570	47,122
LTC Properties, Inc.	670	30,190
Medical Properties Trust, Inc.	2,530	44,174
National Retail Properties, Inc.	960	50,515
Omega Healthcare Investors, Inc.	1,230	43,530
Orchid Island Capital, Inc.	3,260	21,418
Outfront Media, Inc.	1,570	37,413
Paramount Group, Inc.	2,220	32,168
Park Hotels & Resorts, Inc.	1,410	45,233
Physicians Realty Trust	1,780	32,147
Piedmont Office Realty Trust, Inc., Class A	1,480	30,814
Prologis, Inc.	5,145	394,467
Public Storage	800	176,944
Regency Centers Corp.	338	22,703
RLJ Lodging Trust	1,650	30,377
Sabra Health Care REIT, Inc.	1,190	23,276
Scentre Group	35,883	96,630
Senior Housing Properties Trust	1,880	15,096
Simon Property Group, Inc.	170	29,529
SL Green Realty Corp.	313	27,650
Starwood Property Trust, Inc.	1,880	43,334
Summit Hotel Properties, Inc.	1,950	22,640
Unibail-Rodamco-Westfield (Euronext Amsterdam)	475	81,646
Unibail-Rodamco-Westfield† (Euronext Paris)	4	688
Ventas, Inc.	437	26,705
VEREIT, Inc.	5,650	46,669
Vornado Realty Trust	390	26,965
Weyerhaeuser Co.	4,965	133,062
		2,900,513
Real Estate Management/Services - 0.0%
Maui Land & Pineapple Co., Inc.†	1,220	14,603
Redfin Corp.†	1,080	22,335
RMR Group, Inc., Class A	200	11,568
		48,506
Real Estate Operations & Development - 0.1%
Howard Hughes Corp.†	323	35,853
Mitsui Fudosan Co., Ltd.	5,300	122,529
Transcontinental Realty Investors, Inc.†	500	16,250
		174,632
Rental Auto/Equipment - 0.1%
Element Fleet Management Corp.	21,313	132,202
Resort/Theme Parks - 0.0%
Vail Resorts, Inc.	208	47,601
Retail-Apparel/Shoe - 0.5%
Burlington Stores, Inc.†	345	58,274
Caleres, Inc.	670	17,574
Lululemon Athletica, Inc.†	220	38,797
Ross Stores, Inc.	4,882	476,776
Zalando SE†*	1,725	81,144
		672,565
Retail-Arts & Crafts - 0.0%
Michaels Cos., Inc.†	950	10,678
Retail-Auto Parts - 0.1%
AutoZone, Inc.†	33	33,934
O’Reilly Automotive, Inc.†	164	62,086
		96,020
Retail-Automobile - 0.0%
Penske Automotive Group, Inc.	530	24,338
Retail-Building Products - 0.4%
Foundation Building Materials, Inc.†	1,010	13,726
Home Depot, Inc.	1,796	365,845
Kingfisher PLC	45,727	157,478
Lowe’s Cos., Inc.	585	66,187
		603,236
Retail-Catalog Shopping - 0.0%
MSC Industrial Direct Co., Inc., Class A	427	35,719
Qurate Retail, Inc.†	1,670	28,473
		64,192
Retail-Convenience Store - 0.0%
Casey’s General Stores, Inc.	231	30,573
Retail-Discount - 0.8%
Costco Wholesale Corp.	703	172,608
Dollar General Corp.	4,027	507,764
Dollar Tree, Inc.†	2,171	241,589
Ollie’s Bargain Outlet Holdings, Inc.†	370	35,387
Walmart, Inc.	2,007	206,400
		1,163,748
Retail-Drug Store - 0.0%
Walgreens Boots Alliance, Inc.	441	23,624
Retail-Floor Coverings - 0.0%
Floor & Decor Holdings, Inc., Class A†	560	26,891
Retail-Gardening Products - 0.1%
Tractor Supply Co.	727	75,244

Retail-Home Furnishings - 0.0%
La-Z-Boy, Inc.	710	23,288
Retail-Major Department Stores - 0.1%
TJX Cos., Inc.	1,188	65,197
Retail-Office Supplies - 0.0%
Office Depot, Inc.	3,600	8,640
Retail-Perfume & Cosmetics - 0.0%
Ulta Beauty, Inc.†	149	51,998
Retail-Pet Food & Supplies - 0.0%
PetMed Express, Inc.	740	16,169
Retail-Restaurants - 0.8%
Darden Restaurants, Inc.	178	20,933
Domino’s Pizza, Inc.	354	95,785
Jack in the Box, Inc.	299	23,053
McDonald’s Corp.	3,319	655,735
Papa John’s International, Inc.	390	19,952
Restaurant Brands International, Inc.	1,308	85,334
Starbucks Corp.	597	46,375
Yum! Brands, Inc.	2,680	279,765
		1,226,932
Rubber-Tires - 0.1%
Cooper Tire & Rubber Co.	560	16,721
Sumitomo Rubber Industries, Ltd.	4,200	51,358
		68,079
Satellite Telecom - 0.1%
Eutelsat Communications SA	5,582	100,736
Globalstar, Inc.†	20,500	10,957
Gogo, Inc.†	2,550	13,413
		125,106
Savings & Loans/Thrifts - 0.1%
Capitol Federal Financial, Inc.	2,170	29,946
Investors Bancorp, Inc.	2,550	29,963
TFS Financial Corp.	1,860	30,950
WSFS Financial Corp.	524	22,626
		113,485
Schools - 0.1%
2U, Inc.†	570	34,485
Bright Horizons Family Solutions, Inc.†	360	46,134
Grand Canyon Education, Inc.†	339	39,287
Strategic Education, Inc.	231	33,114
		153,020
Semiconductor Components-Integrated Circuits - 1.0%
Analog Devices, Inc.	900	104,616
Cirrus Logic, Inc.†	570	27,121
Marvell Technology Group, Ltd.	4,319	108,061
Maxim Integrated Products, Inc.	1,464	87,840
MaxLinear, Inc.†	660	17,761
NXP Semiconductors NV	3,428	362,065
Power Integrations, Inc.	402	31,766
QUALCOMM, Inc.	4,014	345,726
Renesas Electronics Corp.†	9,000	47,555
Taiwan Semiconductor Manufacturing Co., Ltd.	42,000	352,027
		1,484,538
Semiconductor Equipment - 0.5%
Aehr Test Systems†	1,500	2,400
Applied Materials, Inc.	2,595	114,362
ASML Holding NV	867	180,424
ASML Holding NV	494	103,157
Brooks Automation, Inc.	680	25,507
KLA-Tencor Corp.	476	60,680
Lam Research Corp.	199	41,279
MKS Instruments, Inc.	294	26,757
Tokyo Electron, Ltd.	900	143,505
		698,071
Software Tools - 0.2%
VMware, Inc., Class A	1,441	294,151
Steel Pipe & Tube - 0.0%
TimkenSteel Corp.†	990	10,039
Steel-Producers - 0.1%
AK Steel Holding Corp.†	2,900	7,018
Commercial Metals Co.	1,800	31,122
Reliance Steel & Aluminum Co.	467	42,945
Shiloh Industries, Inc.†	720	4,119
United States Steel Corp.	710	11,076
		96,280
Telecom Equipment-Fiber Optics - 0.1%
Ciena Corp.†	820	31,456
Corning, Inc.	2,699	85,963
Finisar Corp.†	820	19,770
Viavi Solutions, Inc.†	2,040	27,132
		164,321
Telecom Services - 0.0%
Aviat Networks, Inc.†	260	3,546
Telecommunication Equipment - 0.0%
Juniper Networks, Inc.	698	19,383
Quantenna Communications, Inc.†	1,140	27,759
		47,142
Telephone-Integrated - 1.3%
AT&T, Inc.	11,143	344,987
GCI Liberty, Inc., Class A†	616	36,726
KT Corp.	2,720	63,683
Nippon Telegraph & Telephone Corp.	9,900	411,048
SoftBank Group Corp.	1,200	125,273
Telecom Italia SpA (RSP)	113,798	59,338
Telefonica Deutschland Holding AG	37,692	122,429
Telefonica SA	12,524	104,397
Telephone & Data Systems, Inc.	800	25,504
Verizon Communications, Inc.	9,998	571,786
		1,865,171
Television - 0.0%
Nexstar Media Group, Inc., Class A	170	19,898
Sinclair Broadcast Group, Inc., Class A	300	13,737
TEGNA, Inc.	1,100	17,512
		51,147
Textile-Products - 0.0%
Culp, Inc.	1,220	25,034
Theaters - 0.0%
Cinemark Holdings, Inc.	690	29,015

Therapeutics - 0.0%
Mirati Therapeutics, Inc.†	400	23,796
Xencor, Inc.†	370	11,363
		35,159
Tobacco - 0.4%
Altria Group, Inc.	1,894	102,901
Philip Morris International, Inc.	6,302	545,501
Vector Group, Ltd.	346	3,298
		651,700
Tools-Hand Held - 0.1%
Stanley Black & Decker, Inc.	696	102,034
Transport-Marine - 0.0%
Kirby Corp.†	510	41,677
Transport-Rail - 0.4%
Canadian Pacific Railway, Ltd.	373	83,578
Central Japan Railway Co.	700	150,538
CSX Corp.	1,089	86,717
Kansas City Southern	375	46,177
Norfolk Southern Corp.	146	29,787
Union Pacific Corp.	1,388	245,732
		642,529
Transport-Services - 0.2%
C.H. Robinson Worldwide, Inc.	585	47,385
FedEx Corp.	312	59,111
Hub Group, Inc., Class A†	670	27,852
United Parcel Service, Inc., Class B	1,217	129,270
		263,618
Transport-Truck - 0.1%
JB Hunt Transport Services, Inc.	1,269	119,895
XPO Logistics, Inc.†	570	38,806
		158,701
Veterinary Diagnostics - 0.2%
Elanco Animal Health, Inc.†	7,622	240,093
Vitamins & Nutrition Products - 0.0%
Natural Health Trends Corp.	250	2,890
USANA Health Sciences, Inc.†	260	21,700
		24,590
Water - 0.2%
American Water Works Co., Inc.	1,869	202,207
Aqua America, Inc.	482	18,827
		221,034
Web Hosting/Design - 0.1%
Endurance International Group Holdings, Inc.†	960	5,309
GoDaddy, Inc., Class A†	430	35,045
NIC, Inc.	1,620	27,961
VeriSign, Inc.†	131	25,866
		94,181
Web Portals/ISP - 1.4%
Alphabet, Inc., Class A†	472	565,909
Alphabet, Inc., Class C†	1,077	1,279,993
Baidu, Inc. ADR†	532	88,435
NAVER Corp.	523	53,502
Yahoo Japan Corp.	18,200	48,632
		2,036,471
Wire & Cable Products - 0.1%
Prysmian SpA	4,666	89,962
Wireless Equipment - 0.2%
InterDigital, Inc.	379	24,783
Motorola Solutions, Inc.	1,292	187,224
Ubiquiti Networks, Inc.	170	28,976
ViaSat, Inc.†	350	31,787
		272,770
Wound, Burn & Skin Care - 0.0%
Dermira, Inc.†	1,260	13,973
Total Common Stocks (cost $108,525,512)		116,141,759

CONVERTIBLE PREFERRED SECURITIES - 0.1%
Electric-Distribution - 0.0%
Sempra Energy Series A 6.00%	234	25,012
Sempra Energy Series B 6.75%	165	17,744
		42,756
Electric-Integrated - 0.1%
NextEra Energy, Inc. 6.12%	1,127	70,325
Electronic Measurement Instruments - 0.0%
Fortive Corp. Series A 5.00%	18	19,430
Medical Products - 0.0%
Becton Dickinson and Co. Series A 6.13%	462	27,493
Total Convertible Preferred Securities (cost $151,178)		160,004

ASSET BACKED SECURITIES - 0.9%
Diversified Financial Services - 0.9%
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A 3.45% due 03/20/2023*	$100,000	101,216
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A, Class B 3.55% due 09/22/2025*	105,000	105,639
BBCMS Trust FRS Series 2018-CBM, Class A 3.47% (1 ML+1.00%) due 07/15/2037*(3)	55,000	54,862

Cantor Commercial Real Estate Lending VRS Series 2019-CF1, Class 65A 4.41% due 05/15/2052*(3)(5)	100,000	102,936
Deephave Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(4)(5)	100,000	100,228
Driven Brands Funding LLC Series 2019-1A, Class A2 4.64% due 04/20/2049*	69,825	70,722
Enterprise Fleet Financing LLC Series 2018-2, Class A2 3.14% due 02/20/2024*	100,000	100,438
Galton Funding Mtg. Trust VRS Series 2019 -1, Class A42 4.00% due 02/25/2059*(4)(5)	91,907	93,062
Homeward Opportunities Fund Trust VRS Series 2018-1, Class A1 3.77% due 06/25/2048*(4)(5)	80,507	81,285
New Orleans Hotel Trust FRS Series 2019-HNLA, Class C 4.09% (1 ML+1.59%) due 04/15/2032*(1)(3)	100,000	99,724
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2I 4.26% due 09/05/2048*	94,525	96,173
Santander Retail Auto Lease Trust Series 2019-A, Class A3 2.77% due 06/20/2022*	40,000	40,022
Sequoia Mtg. Trust VRS Series 2018-CH3, Class A2 4.00% due 08/25/2048*(4)(5)	77,136	78,573
SMB Private Education Loan Trust Series 2016-A, Class A2A 2.70% due 05/15/2031*	71,120	70,743
SMB Private Education Loan Trust Series 2017-A, Class A2A 2.88% due 09/15/2034*	94,061	92,864
World Omni Automobile Lease Securitization Trust Series 2018-A, Class B 3.06% due 05/15/2023	40,000	40,040
Total Asset Backed Securities (cost $1,318,310)		1,328,527

U.S. CORPORATE BONDS & NOTES - 5.3%
Advertising Agencies - 0.0%
Interpublic Group of Cos., Inc. Senior Notes 3.50% due 10/01/2020	5,000	5,041
Omnicom Group, Inc. Senior Notes 3.65% due 11/01/2024	50,000	51,071
		56,112
Aerospace/Defense - 0.1%
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	85,000	85,289
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	25,000	27,928
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	50,000	47,845
		161,062
Aerospace/Defense-Equipment - 0.1%
United Technologies Corp. Senior Notes 3.35% due 08/16/2021	15,000	15,180
United Technologies Corp. Senior Notes 4.45% due 11/16/2038	50,000	52,149
		67,329
Agricultural Operations - 0.0%
Bunge, Ltd. Finance Corp. Company Guar. Notes 3.00% due 09/25/2022	25,000	24,712
Airlines - 0.0%
Delta Air Lines, Inc. Senior Notes 2.60% due 12/04/2020	30,000	29,801
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	20,000	20,389
		50,190
Applications Software - 0.0%
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	25,000	25,542
Auto-Cars/Light Trucks - 0.3%
BMW US Capital LLC Company Guar. Notes 2.95% due 04/14/2022*	80,000	80,267
BMW US Capital LLC Company Guar. Notes 3.25% due 08/14/2020*	50,000	50,301
General Motors Financial Co., Inc. Company Guar. Notes 3.15% due 01/15/2020	25,000	25,045
General Motors Financial Co., Inc. Senior Notes 4.20% due 11/06/2021	105,000	107,284
Harley-Davidson Financial Services, Inc. Company Guar. Notes 3.55% due 05/21/2021*	25,000	25,152
Hyundai Capital America Senior Notes 3.45% due 03/12/2021*	25,000	25,088
Nissan Motor Acceptance Corp. Senior Notes 3.65% due 09/21/2021*	35,000	35,239

Toyota Motor Credit Corp. Senior Notes 2.95% due 04/13/2021	35,000	35,244
		383,620
Auto-Heavy Duty Trucks - 0.0%
PACCAR Financial Corp. Senior Notes 3.10% due 05/10/2021	30,000	30,214
Banks-Commercial - 0.1%
M&T Bank Corp. Senior Notes 3.55% due 07/26/2023	60,000	61,867
SunTrust Bank Senior Notes 3.50% due 08/02/2022	65,000	65,772
		127,639
Banks-Super Regional - 0.2%
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	175,000	175,335
Wells Fargo & Co. Senior Notes 3.50% due 03/08/2022	50,000	50,827
		226,162
Beverages-Non-alcoholic - 0.0%
Keurig Dr Pepper, Inc. Company Guar. Notes 3.55% due 05/25/2021*	40,000	40,457
Building Products-Cement - 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	50,000	44,236
Cable/Satellite TV - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	25,000	24,275
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.50% due 02/01/2024	25,000	26,057
Comcast Corp. Company Guar. Notes 3.13% due 07/15/2022	75,000	76,044
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	15,000	14,917
		141,293
Cellular Telecom - 0.0%
Crown Castle Towers LLC Senior Sec. Notes 3.72% due 07/15/2043*	25,000	25,398
Commercial Services - 0.0%
Ecolab, Inc. Senior Notes 3.25% due 12/01/2027	50,000	50,337
RELX Capital, Inc. Company Guar. Notes 3.50% due 03/16/2023	10,000	10,196
		60,533
Computers - 0.1%
Apple, Inc. Senior Notes 3.20% due 05/11/2027	75,000	75,454
Apple, Inc. Senior Notes 3.75% due 09/12/2047	50,000	49,008
		124,462
Containers-Paper/Plastic - 0.0%
Packaging Corp. of America Senior Notes 2.45% due 12/15/2020	5,000	4,960
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	50,000	50,428
		55,388
Cosmetics & Toiletries - 0.1%
Unilever Capital Corp. Company Guar. Notes 3.00% due 03/07/2022	110,000	111,122
Data Processing/Management - 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	25,000	25,916
Diversified Banking Institutions - 0.7%
Bank of America Corp. FRS Senior Notes 3.25% (3 ML+0.65%) due 06/25/2022	50,000	50,111
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	150,000	152,591
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	50,000	49,551
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	125,000	127,405
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	25,000	26,974
Goldman Sachs Group, Inc. Senior Notes 3.00% due 04/26/2022	75,000	75,052
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	50,000	51,485

Goldman Sachs Group, Inc. Senior Notes 4.41% due 04/23/2039	25,000	25,297
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	50,000	53,628
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	20,000	20,272
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	125,000	123,418
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	25,000	24,252
JPMorgan Chase & Co. Senior Notes 4.50% due 01/24/2022	50,000	52,161
Morgan Stanley Senior Notes 3.13% due 07/27/2026	50,000	48,700
Morgan Stanley Senior Notes 3.59% due 07/22/2028	75,000	74,910
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	25,000	25,852
		981,659
Diversified Manufacturing Operations - 0.0%
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	40,000	39,926
E-Commerce/Products - 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	25,000	25,033
Amazon.com, Inc. Senior Notes 4.95% due 12/05/2044	65,000	76,705
		101,738
E-Commerce/Services - 0.1%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	50,000	53,363
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	25,000	25,550
		78,913
Electric-Distribution - 0.1%
CenterPoint Energy, Inc. Senior Notes 3.60% due 11/01/2021	30,000	30,561
Commonwealth Edison Co. 1st Mtg. Bonds 4.35% due 11/15/2045	25,000	26,606
Metropolitan Edison Co. Senior Notes 4.30% due 01/15/2029*	100,000	104,450
Sempra Energy Senior Notes 2.90% due 02/01/2023	35,000	34,722
		196,339
Electric-Integrated - 0.3%
American Electric Power Co., Inc. Senior Notes 3.65% due 12/01/2021	5,000	5,104
Appalachian Power Co. Senior Notes 4.40% due 05/15/2044	50,000	51,274
Berkshire Hathaway Energy Co. Senior Notes 3.80% due 07/15/2048	25,000	23,926
Dominion Resources, Inc. Senior Notes 2.75% due 09/15/2022	25,000	24,835
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	50,000	47,797
Eversource Energy Senior Notes 3.30% due 01/15/2028	30,000	29,761
Eversource Energy Senior Notes 3.80% due 12/01/2023	20,000	20,681
Exelon Corp. Senior Notes 3.40% due 04/15/2026	25,000	25,067
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	25,000	26,105
Florida Power & Light Co. 1st Mtg. Bonds 4.13% due 06/01/2048	25,000	26,289
Mississippi Power Co. Senior Notes 3.95% due 03/30/2028	30,000	30,514
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.34% due 09/01/2020	80,000	80,666
Pacific Gas & Electric Co. Senior Notes 4.00% due 12/01/2046(6)(9)	5,000	4,338
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	25,000	25,925
Southern Co. Senior Notes 4.40% due 07/01/2046	25,000	25,136
		447,418
Electric-Transmission - 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 11/15/2048	50,000	52,787

Electronic Components-Semiconductors - 0.0%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.20% due 01/15/2021	10,000	9,856
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022	30,000	29,821
Microchip Technology, Inc. Senior Sec. Notes 3.92% due 06/01/2021*	10,000	10,144
		49,821
Electronic Measurement Instruments - 0.0%
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	25,000	26,023
Enterprise Software/Service - 0.0%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	25,000	24,619
Finance-Credit Card - 0.2%
American Express Co. Senior Notes 2.20% due 10/30/2020	35,000	34,734
American Express Co. Senior Notes 3.70% due 11/05/2021	60,000	61,280
Capital One Financial Corp. Senior Notes 3.20% due 01/30/2023	85,000	85,255
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	25,000	25,676
Discover Financial Services Senior Notes 3.85% due 11/21/2022	68,000	69,724
		276,669
Finance-Leasing Companies - 0.0%
Air Lease Corp. Senior Notes 2.50% due 03/01/2021	15,000	14,909
Air Lease Corp. Senior Notes 3.50% due 01/15/2022	15,000	15,153
		30,062
Finance-Other Services - 0.1%
Intercontinental Exchange, Inc. Senior Notes 3.45% due 09/21/2023	60,000	61,338
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.90% due 03/15/2021	20,000	20,116
		81,454
Food-Meat Products - 0.0%
Tyson Foods, Inc. Senior Notes 5.10% due 09/28/2048	25,000	26,028
Food-Misc./Diversified - 0.0%
Kraft Heinz Foods Co. Company Guar. Notes 4.00% due 06/15/2023	50,000	51,409
Gas-Distribution - 0.1%
NiSource, Inc. Senior Notes 3.65% due 06/15/2023	20,000	20,447
NiSource, Inc. Senior Notes 3.95% due 03/30/2048	25,000	23,835
Southern California Gas Co. 1st Mtg. Notes 4.13% due 06/01/2048	25,000	25,564
		69,846
Insurance Brokers - 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 06/03/2024	30,000	30,758
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	50,000	52,098
		82,856
Insurance-Life/Health - 0.1%
Aflac, Inc. Senior Notes 4.75% due 01/15/2049	55,000	60,531
AXA Equitable Holdings, Inc. Senior Notes 3.90% due 04/20/2023	10,000	10,277
Lincoln National Corp. Senior Notes 4.35% due 03/01/2048	25,000	25,089
Principal Financial Group, Inc. Company Guar. Notes 4.30% due 11/15/2046	25,000	24,894
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	25,000	25,743
		146,534
Insurance-Multi-line - 0.0%
Voya Financial, Inc. Company Guar. Notes 3.13% due 07/15/2024	30,000	29,717
Insurance-Mutual - 0.0%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	25,000	25,971
New York Life Global Funding Sec. Notes 3.25% due 08/06/2021*	30,000	30,404
		56,375

Insurance-Property/Casualty - 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	25,000	25,645
Fidelity National Financial, Inc. Senior Notes 4.50% due 08/15/2028*	55,000	55,852
		81,497
Machinery-Construction & Mining - 0.1%
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	60,000	60,686
Machinery-Farming - 0.0%
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	15,000	14,944
Machinery-General Industrial - 0.0%
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	25,000	25,245
Medical Instruments - 0.1%
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	95,000	96,960
Medical Products - 0.1%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	17,000	17,372
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	50,000	49,790
		67,162
Medical-Biomedical/Gene - 0.1%
Celgene Corp. Senior Notes 3.88% due 08/15/2025	75,000	77,343
Medical-Drugs - 0.0%
AbbVie, Inc. Senior Notes 2.30% due 05/14/2021	25,000	24,757
Medical-HMO - 0.1%
Anthem, Inc. Senior Notes 2.50% due 11/21/2020	25,000	24,872
Anthem, Inc. Senior Notes 4.55% due 03/01/2048	15,000	15,030
Cigna Corp. Company Guar. Notes 3.25% due 04/15/2025	50,000	49,520
Cigna Corp. Company Guar. Notes 3.88% due 10/15/2047	50,000	43,648
UnitedHealth Group, Inc. Senior Notes 4.63% due 11/15/2041	25,000	26,923
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	25,000	27,504
		187,497
Medical-Hospitals - 0.1%
Centra Health, Inc. Notes 4.70% due 01/01/2048	45,000	46,061
Stanford Health Care Notes 3.80% due 11/15/2048	10,000	9,991
West Virginia United Health System Obligated Group Sec. Notes 4.92% due 06/01/2048	50,000	54,747
		110,799
Medical-Wholesale Drug Distribution - 0.0%
McKesson Corp. Senior Notes 3.65% due 11/30/2020	30,000	30,397
Multimedia - 0.0%
Walt Disney Co. Company Guar. Notes 5.65% due 08/15/2020*	25,000	25,951
Non-Hazardous Waste Disposal - 0.0%
Republic Services, Inc. Senior Notes 3.38% due 11/15/2027	30,000	30,079
Oil Companies-Exploration & Production - 0.2%
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	90,000	93,205
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	50,000	55,490
EOG Resources, Inc. Senior Notes 2.63% due 03/15/2023	100,000	99,388
Hess Corp. Senior Notes 4.30% due 04/01/2027	25,000	25,217
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	25,000	25,845
		299,145
Oil Companies-Integrated - 0.0%
BP Capital Markets America, Inc. Company Guar. Notes 2.52% due 09/19/2022	25,000	24,834
Oil-Field Services - 0.0%
Schlumberger Holdings Corp. Senior Notes 3.75% due 05/01/2024*	25,000	25,538

Pharmacy Services - 0.1%
CVS Health Corp. Senior Notes 3.13% due 03/09/2020	45,000	45,102
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	50,000	50,305
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	20,000	19,734
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	25,000	24,765
Express Scripts Holding Co. Company Guar. Notes 4.80% due 07/15/2046	25,000	24,807
		164,713
Pipelines - 0.3%
Boardwalk Pipelines LP Company Guar. Notes 4.95% due 12/15/2024	50,000	52,351
Enbridge Energy Partners LP Company Guar. Notes 7.38% due 10/15/2045	45,000	62,727
Enterprise Products Operating LLC Company Guar. Notes 3.50% due 02/01/2022	85,000	86,348
Florida Gas Transmission Co. LLC Senior Notes 4.35% due 07/15/2025*	50,000	51,905
Kinder Morgan Energy Partners LP Company Guar. Notes 6.95% due 01/15/2038	50,000	61,601
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	25,000	25,796
Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.60% due 03/15/2048	20,000	20,210
		360,938
Real Estate Investment Trusts - 0.3%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 01/15/2024	5,000	5,210
American Campus Communities Operating Partnership LP Company Guar. Notes 3.63% due 11/15/2027	55,000	53,995
Brixmor Operating Partnership LP Senior Notes 3.25% due 09/15/2023	25,000	24,742
Duke Realty LP Senior Notes 4.00% due 09/15/2028	70,000	72,123
Essex Portfolio LP Company Guar. Notes 4.00% due 03/01/2029	90,000	92,550
Essex Portfolio LP Company Guar. Notes 4.50% due 03/15/2048	15,000	15,220
Healthcare Realty Trust, Inc. Senior Notes 3.63% due 01/15/2028	55,000	53,468
Kilroy Realty LP Company Guar. Notes 3.45% due 12/15/2024	30,000	29,899
National Retail Properties, Inc. Senior Notes 4.80% due 10/15/2048	50,000	52,815
Simon Property Group LP Senior Notes 2.75% due 02/01/2023	50,000	49,939
VEREIT Operating Partnership LP Company Guar. Notes 3.95% due 08/15/2027	25,000	24,742
		474,703
Retail-Auto Parts - 0.1%
AutoZone, Inc. Senior Notes 3.13% due 04/18/2024	65,000	65,074
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	48,649
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	25,000	24,828
		138,551
Retail-Discount - 0.0%
Walmart, Inc. Senior Notes 3.40% due 06/26/2023	50,000	51,372
Retail-Mail Order - 0.1%
QVC, Inc. Senior Sec. Notes 4.38% due 03/15/2023	65,000	65,736
Schools - 0.0%
Georgetown University Notes 4.32% due 04/01/2049	50,000	54,609
Steel-Producers - 0.0%
Nucor Corp. Senior Notes 3.95% due 05/01/2028	35,000	36,390
Telephone-Integrated - 0.2%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	100,000	100,336
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	50,000	53,477

Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	100,000	109,434
Verizon Communications, Inc. Senior Notes 5.50% due 03/16/2047	25,000	29,758
		293,005
Tobacco - 0.1%
Altria Group, Inc. Company Guar. Notes 3.49% due 02/14/2022	20,000	20,261
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	60,000	64,174
BAT Capital Corp. Company Guar. Notes 2.76% due 08/15/2022	50,000	49,291
		133,726
Transport-Equipment & Leasing - 0.1%
GATX Corp. Senior Notes 2.60% due 03/30/2020	50,000	49,886
GATX Corp. Senior Notes 4.35% due 02/15/2024	60,000	62,299
		112,185
Transport-Rail - 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 04/01/2045	25,000	25,971
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 12/15/2048	25,000	26,144
CSX Corp. Senior Notes 4.25% due 03/15/2029	50,000	53,354
CSX Corp. Senior Notes 4.30% due 03/01/2048	25,000	25,620
		131,089
Total U.S. Corporate Bonds & Notes (cost $7,637,405)		7,831,431
FOREIGN CORPORATE BONDS & NOTES - 1.5%
Advertising Services - 0.0%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	25,000	25,020
Auto-Cars/Light Trucks - 0.0%
Toyota Motor Corp. Senior Notes 3.18% due 07/20/2021	30,000	30,390
Banks-Commercial - 0.1%
Bank of Montreal Senior Notes 3.10% due 04/13/2021	35,000	35,311
Svenska Handelsbanken AB Senior Notes 3.35% due 05/24/2021	25,000	25,285
Toronto-Dominion Bank Senior Notes 2.50% due 12/14/2020	50,000	49,902
		110,498
Banks-Special Purpose - 0.0%
KFW Government Guar. Notes 2.75% due 07/15/2020	37,000	37,157
Broadcast Services/Program - 0.0%
Fox Corp. Senior Notes 4.03% due 01/25/2024*	15,000	15,594
Building Products-Cement - 0.0%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	2,000	1,967
Cable/Satellite TV - 0.1%
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	85,000	89,045
Cellular Telecom - 0.3%
America Movil SAB de CV Senior Notes 3.63% due 04/22/2029	200,000	200,362
Rogers Communications, Inc. Company Guar. Notes 4.30% due 02/15/2048	25,000	24,955
Rogers Communications, Inc. Company Guar. Notes 4.35% due 05/01/2049	80,000	80,620
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	60,000	61,043
		366,980
Chemicals-Diversified - 0.0%
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	50,000	48,666
Diversified Banking Institutions - 0.1%
Bank of Nova Scotia Senior Notes 3.13% due 04/20/2021	35,000	35,320
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	50,000	52,102
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.54% due 07/26/2021	55,000	55,902
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.75% due 07/19/2023	55,000	56,637
		199,961

Diversified Manufacturing Operations - 0.1%
General Electric Co. Senior Notes 2.70% due 10/09/2022	75,000	74,109
Finance-Leasing Companies - 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	150,000	157,541
Insurance Brokers - 0.0%
Trinity Acquisition PLC Company Guar. Notes 3.50% due 09/15/2021	25,000	25,180
Medical-Drugs - 0.0%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	50,000	49,333
Non-Hazardous Waste Disposal - 0.1%
Waste Connections, Inc. Senior Notes 3.50% due 05/01/2029	100,000	99,452
Oil Companies-Exploration & Production - 0.1%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 01/15/2023	25,000	24,805
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	25,000	30,025
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	25,000	24,283
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*	110,000	112,436
		191,549
Oil Companies-Integrated - 0.1%
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	25,000	24,937
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	50,000	49,873
Petroleos Mexicanos Company Guar. Notes 5.38% due 03/13/2022	50,000	51,087
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	25,000	25,472
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	25,000	25,540
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	10,000	10,216
		187,125
Pharmacy Services - 0.0%
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023*	35,000	35,625
Pipelines - 0.1%
Enbridge, Inc. Company Guar. Notes 4.00% due 10/01/2023	25,000	25,891
Enbridge, Inc. Company Guar. Notes 5.50% due 12/01/2046	13,000	15,528
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	25,000	24,666
		66,085
Real Estate Investment Trusts - 0.1%
VEREIT Operating Partnership LP Company Guar. Notes 4.63% due 11/01/2025	60,000	62,241
Steel-Producers - 0.0%
ArcelorMittal Senior Notes 4.55% due 03/11/2026	35,000	36,262
Transport-Equipment & Leasing - 0.2%
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	30,000	29,809
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*	210,000	211,147
		240,956
Total Foreign Corporate Bonds & Notes (cost $2,118,061)		2,150,736
U.S. GOVERNMENT AGENCIES - 0.2%
Federal Home Loan Mtg. Corp. - 0.0%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2019-HQA2, Class M1 3.27% (1 ML+0.70%) due 04/25/2049*(4)	20,000	20,000
Federal National Mtg. Assoc. - 0.1%
Federal National Mtg. Assoc. 1.25% due 08/17/2021	175,000	170,956
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2018-C05, Class 1M1 3.20% (1 ML+0.72%) due 01/25/2031(4)	46,439	46,488
Series 2019-R03, Class 1M1 3.23% (1 ML + 0.75%) due 09/25/2031*(4)	29,828	29,865
		247,309
Government National Mtg. Assoc. - 0.1%
3.50% due 11/20/2048	982	999
4.50% due 02/20/2046	11,887	12,492
4.50% due 08/20/2048	4,713	4,902
4.50% due 01/20/2049	31,645	32,915

5.00% due 10/20/2048	34,142	35,705
		87,013
Total U.S. Government Agencies (cost $354,816)		354,322
U.S. GOVERNMENT TREASURIES - 11.4%
United States Treasury Bonds - 4.0%
2.25% due 08/15/2046	42,000	36,573
2.50% due 02/15/2045	99,500	91,820
2.50% due 02/15/2046	108,000	99,284
2.50% due 05/15/2046	50,200	46,115
2.75% due 08/15/2042	48,000	46,845
2.75% due 11/15/2042	25,000	24,359
2.75% due 08/15/2047(7)	1,112,000	1,070,865
2.75% due 11/15/2047	188,300	181,283
2.88% due 05/15/2043	60,000	59,686
2.88% due 08/15/2045	52,000	51,523
2.88% due 11/15/2046	59,000	58,385
3.00% due 05/15/2042	128,000	130,535
3.00% due 11/15/2044	85,000	86,235
3.00% due 05/15/2045	86,000	87,270
3.00% due 11/15/2045	77,500	78,629
3.00% due 02/15/2047	21,000	21,301
3.00% due 05/15/2047	73,200	74,146
3.00% due 02/15/2048	138,000	139,552
3.00% due 08/15/2048	630,500	637,568
3.13% due 11/15/2041	461,000	480,917
3.13% due 02/15/2042	34,000	35,418
3.13% due 02/15/2043	173,000	179,704
3.13% due 08/15/2044	103,000	106,790
3.13% due 05/15/2048	133,500	138,298
3.38% due 05/15/2044	67,000	72,504
3.38% due 11/15/2048	51,500	55,988
3.50% due 02/15/2039	938,000	1,044,734
3.63% due 08/15/2043	46,000	51,781
3.63% due 02/15/2044	61,000	68,696
3.75% due 11/15/2043	29,000	33,304
3.88% due 08/15/2040	60,000	70,172
4.25% due 05/15/2039	17,000	20,896
4.25% due 11/15/2040	15,000	18,456
4.38% due 11/15/2039	34,000	42,483
4.38% due 05/15/2040	15,000	18,751
4.38% due 05/15/2041	30,000	37,563
4.50% due 05/15/2038	175,000	221,320
4.50% due 08/15/2039	10,000	12,691
4.63% due 02/15/2040	20,000	25,802
4.75% due 02/15/2041	25,000	32,838
6.25% due 05/15/2030	29,000	39,319
		5,830,399
United States Treasury Notes - 7.4%
0.88% due 06/15/2019	2,800	2,795
1.00% due 08/31/2019	49,000	48,757
1.38% due 04/30/2020	400,000	395,922
1.38% due 09/15/2020	170,000	167,802
1.63% due 08/31/2022	150,000	146,988
1.63% due 04/30/2023	35,000	34,144
1.88% due 09/30/2022	45,000	44,457
2.00% due 01/15/2021	250,000	248,721
2.00% due 02/15/2023	85,000	84,200
2.25% due 11/15/2024	225,000	224,121
2.25% due 08/15/2027	40,000	39,364
2.25% due 11/15/2027	20,000	19,658
2.50% due 01/31/2024	1,285,000	1,296,997
2.63% due 07/31/2020	500,000	501,602
2.63% due 08/15/2020	1,385,000	1,389,923
2.63% due 02/28/2023	1,060,000	1,074,078
2.63% due 02/15/2029	10,000	10,103
2.75% due 08/31/2023	1,340,000	1,366,067
2.88% due 04/30/2025	1,515,000	1,559,207
2.88% due 05/15/2028	850,000	876,396
2.88% due 08/15/2028	400,000	412,516
3.13% due 05/15/2021	885,000	899,761
		10,843,579
Total U.S. Government Treasuries (cost $16,344,104)		16,673,978
MUNICIPAL BONDS & NOTES - 0.4%
County of Cook, IL General Obligation Bonds 6.23% due 11/15/2034	50,000	61,913
County of Miami-Dade, FL Transit System Revenue Bonds 5.62% due 07/01/2040	25,000	30,712
County of Washoe NV Revenue Bonds 7.97% due 02/01/2040	40,000	59,276
Denver Schools Certificate Participation Series B 4.24% due 12/15/2037	25,000	26,777
Illinois Municipal Electric Agency Revenue Bonds 6.83% due 02/01/2035	30,000	37,318
Los Angeles County Public Works Financing Authority Revenue Bonds 7.49% due 08/01/2033	50,000	66,809
Metropolitan Transportation Authority 5.87% due 11/15/2039	10,000	12,266
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds 5.72% due 12/01/2038	50,000	61,937
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	50,000	60,536
Rutgers The State University of New Jersey Revenue Bonds 5.67% due 05/01/2040	50,000	60,916

San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	5,000	4,979
State of California General Obligation Bonds 7.63% due 03/01/2040	50,000	76,105
University of California Revenue Bonds 5.77% due 05/15/2043	20,000	25,161
Virginia Commonwealth University Health System Authority Revenue Bonds 4.96% due 01/01/2044	25,000	28,167
Total Municipal Bonds & Notes (cost $604,148)		612,872
FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
Regional Authority - 0.2%
Province of Alberta, Canada Senior Notes 2.20% due 07/26/2022	75,000	74,361
Province of Manitoba, Canada Senior Notes 2.60% due 04/16/2024	86,000	86,174
Province of New Brunswick, Canada Senior Notes 3.63% due 02/24/2028	25,000	26,207
Province of Ontario, Canada Senior Notes 2.20% due 10/03/2022	75,000	74,316
Total Foreign Government Obligations (cost $260,887)		261,058
REGISTERED INVESTMENT COMPANIES - 0.1%
Altaba, Inc.† (cost $70,273)	1,024	77,200
Total Long-Term Investment Securities (cost $137,384,694)		145,591,887
SHORT-TERM INVESTMENT SECURITIES - 0.9%
Registered Investment Companies - 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.37%(8)	1,360,472	1,360,472
T. Rowe Price Treasury Reserve Fund 2.47%(8)	1,028	1,028
Total Short-Term Investment Securities (cost $1,361,500)		1,361,500
TOTAL INVESTMENTS (cost $138,746,194)	100.2%	146,953,387
Liabilities in excess of other assets	(0.2)	(253,162)

NET ASSETS	100.0%	$146,700,225

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2019, the aggregate value of these securities was $2,943,253 representing 2.0% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd., Class C	06/07/2018	1,708	$9,582	$9,582	$5.61	0.01%

(3)	Commercial Mortgage Backed Security
(4)	Collateralized Mortgage Obligation
(5)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(6)	Security in default of interest.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	The rate shown is the 7-day yield as of April 30, 2019.
(9)	Company has filed for bankruptcy protection.

ADR - American Depositary Receipt

CVA - Certification Van Aandelen (Dutch Cert.)

Euronext Paris - Euronext Stock Exchange, Paris

Euronext Amsterdam - Euronext Stock Exchange, Amsterdam

RSP - Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR - Swedish Depositary Receipt

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
3	Short	U.S. Treasury 10 Year Notes	June 2019	$369,840	$371,016	$(1,176)
5	Long	U.S. Treasury 2 Year Notes	June 2019	1,065,632	1,065,039	(593)
3	Long	U.S. Treasury 5 Year Notes	June 2019	346,739	346,922	183
1	Long	U.S. Treasury Long Bonds	June 2019	148,220	147,469	(751)
2	Long	U.S. Treasury Ultra 10 Year Notes	June 2019	263,269	263,563	294

						$(2,043)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$—	$—		$9,582	$9,582
Other Industries	111,033,278	5,098,899	**	—	116,132,177
Convertible Preferred Securities:
Electric-Distribution	25,012	17,744		—	42,756
Other Industries	117,248	—		—	117,248
Asset Backed Securities:
Diversified Financial Services	—	1,228,803		99,724	1,328,527
U.S. Corporate Bonds & Notes	—	7,831,431		—	7,831,431
Foreign Corporate Bonds & Notes	—	2,150,736		—	2,150,736
U.S. Government Agencies	—	354,322		—	354,322
U.S. Government Treasuries	—	16,673,978		—	16,673,978
Municipal Bonds & Notes	—	612,872		—	612,872
Foreign Government Obligations	—	261,058		—	261,058
Registered Investment Companies	77,200	—		—	77,200
Short-Term Investment Securities	1,361,500	—		—	1,361,500

Total Investments at Value	$112,614,238	$34,229,843		$109,306	$146,953,387

Other Financial Instruments:†
Futures Contracts	$477	$—		$—	$477

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,520	$—		$—	$2,520

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 58.7%
Advertising Agencies - 0.1%
WPP PLC	148,437	$1,851,226

Advertising Sales - 0.1%
Stroeer SE & Co. KGaA	14,872	1,004,997

Aerospace/Defense - 1.5%
Boeing Co.	35,972	13,586,265
Meggitt PLC	281,283	1,996,822
Northrop Grumman Corp.	16,658	4,829,321
Spirit AeroSystems Holdings, Inc., Class A	15,924	1,383,795

		21,796,203

Aerospace/Defense-Equipment - 0.1%
Harris Corp.	10,583	1,783,236
L3 Technologies, Inc.	1,316	287,651

		2,070,887

Agricultural Biotech - 0.0%
Calyxt, Inc.†	257	4,099

Agricultural Chemicals - 0.0%
CF Industries Holdings, Inc.	1,117	50,019
Incitec Pivot, Ltd.	8,492	20,174
Yara International ASA	831	37,479

		107,672

Agricultural Operations - 0.0%
Bunge, Ltd.	3,916	205,238

Airlines - 0.2%
Alaska Air Group, Inc.	10,990	680,281
Delta Air Lines, Inc.	14,306	833,897
United Continental Holdings, Inc.†	17,746	1,576,909

		3,091,087

Apparel Manufacturers - 0.5%
Burberry Group PLC	68,242	1,794,880
Kering SA	3,118	1,842,998
Moncler SpA	39,030	1,600,891
Samsonite International SA*	281,100	806,235
VF Corp.	5,817	549,183

		6,594,187

Applications Software - 2.9%
Intuit, Inc.	17,070	4,285,594
Microsoft Corp.	231,835	30,277,651
salesforce.com, Inc.†	28,985	4,792,670
ServiceNow, Inc.†	14,695	3,989,839

		43,345,754

Athletic Footwear - 0.1%
NIKE, Inc., Class B	15,663	1,375,681

Audio/Video Products - 0.2%
Panasonic Corp.	149,700	1,378,269
Sony Corp.	22,400	1,134,684

		2,512,953

Auto-Cars/Light Trucks - 0.4%
Ferrari NV	4,697	638,933
Honda Motor Co., Ltd.	27,900	777,342
Suzuki Motor Corp.	29,400	1,333,515
Tesla, Inc.†	1,154	275,448
Toyota Motor Corp.	53,200	3,306,642

		6,331,880

Auto-Heavy Duty Trucks - 0.1%
PACCAR, Inc.	17,511	1,255,013

Auto/Truck Parts & Equipment-Original - 0.5%
Aisin Seiki Co., Ltd.	18,200	700,442
Aptiv PLC	23,143	1,983,355
Autoliv, Inc. SDR	13,430	1,088,581
Garrett Motion, Inc.†	807	15,172
Magna International, Inc.	40,074	2,229,717
Stanley Electric Co., Ltd.	32,200	873,495
Veoneer, Inc. SDR†	16,746	364,996

		7,255,758

Banks-Commercial - 1.6%
ABN AMRO Group NV CVA*	79,747	1,875,646
Australia & New Zealand Banking Group, Ltd.	92,916	1,781,631
Commerzbank AG†	48,670	437,361
Danske Bank A/S	58,441	1,036,456
DBS Group Holdings, Ltd.	114,500	2,378,226
DNB ASA	146,487	2,812,601
Erste Group Bank AG	15,573	623,561
First Republic Bank	6,174	652,098
ING Groep NV	198,996	2,534,591
Intesa Sanpaolo SpA	478,827	1,255,092
National Bank of Canada	39,500	1,881,682
Nordea Bank Abp	133,708	1,052,387
Standard Chartered PLC	153,403	1,400,263
Sumitomo Mitsui Trust Holdings, Inc.	35,600	1,239,049
Svenska Handelsbanken AB, Class A	183,317	2,000,685
United Overseas Bank, Ltd.	61,600	1,260,443

		24,221,772

Banks-Fiduciary - 0.0%
State Street Corp.	6,395	432,686

Banks-Super Regional - 0.8%
Fifth Third Bancorp	129,454	3,730,864
KeyCorp	5,965	104,686
PNC Financial Services Group, Inc.	14,318	1,960,564
US Bancorp	2,672	142,471
Wells Fargo & Co.	106,781	5,169,268

		11,107,853

Beverages-Non-alcoholic - 0.2%
Coca-Cola Co.	20,096	985,910
Keurig Dr Pepper, Inc.	10,578	307,502
PepsiCo, Inc.	14,634	1,873,884

		3,167,296

Beverages-Wine/Spirits - 0.2%
Constellation Brands, Inc., Class A	952	201,510
Diageo PLC	60,136	2,535,625

		2,737,135

Brewery - 0.1%
Kirin Holdings Co., Ltd.	40,900	922,075

Broadcast Services/Program - 0.0%
Fox Corp., Class A†	1,771	69,051
Fox Corp., Class B†	12,682	488,257

		557,308

Building & Construction Products-Misc. - 0.0%
Fortune Brands Home & Security, Inc.	6,172	325,758

Building-Residential/Commercial - 0.1%
NVR, Inc.†	162	510,702
Persimmon PLC	50,504	1,472,567

		1,983,269

Cable/Satellite TV - 0.3%
Altice USA, Inc., Class A	5,945	140,064
Charter Communications, Inc., Class A†	1,485	551,217
Comcast Corp., Class A	76,933	3,348,894
DISH Network Corp., Class A†	3,703	130,049
Liberty Broadband Corp., Class C†	8,042	793,826

		4,964,050

Casino Hotels - 0.1%
Las Vegas Sands Corp.	13,448	901,688
MGM Resorts International	11,920	317,430
Wynn Resorts, Ltd.	6,043	872,911

		2,092,029

Cellular Telecom - 0.2%
Telstra Corp., Ltd.	134,238	319,853
Vodafone Group PLC ADR	125,150	2,317,778

		2,637,631

Chemicals-Diversified - 0.7%
Asahi Kasei Corp.	154,800	1,580,221
BASF SE	25,968	2,111,324
Covestro AG*	18,144	992,078
Croda International PLC	1,038	70,107
Dow, Inc.†	14,054	797,284
DowDuPont, Inc.	60,189	2,314,267
Johnson Matthey PLC	39,074	1,700,285
Koninklijke DSM NV	429	49,007
Orion Engineered Carbons SA	615	12,466
PPG Industries, Inc.	3,862	453,785
Quaker Chemical Corp.	131	29,320
Symrise AG	357	34,315
Tosoh Corp.	17,300	278,612
Westlake Chemical Corp.	1,588	110,763

		10,533,834

Chemicals-Specialty - 0.1%
SGL Carbon AG†	909	8,115
Umicore SA	33,406	1,292,653
Victrex PLC	671	21,280

		1,322,048

Coatings/Paint - 0.1%
Akzo Nobel NV	446	37,868
RPM International, Inc.	4,813	291,908
Sherwin-Williams Co.	1,915	871,000

		1,200,776

Commercial Services - 0.1%
Cintas Corp.	1,071	232,557
CoStar Group, Inc.†	356	176,665
Nielsen Holdings PLC	46,274	1,181,375
TechnoPro Holdings, Inc.	7,200	432,471

		2,023,068

Commercial Services-Finance - 0.9%
Automatic Data Processing, Inc.	1,447	237,872
FleetCor Technologies, Inc.†	4,763	1,242,905
Global Payments, Inc.	22,703	3,316,227
IHS Markit, Ltd.†	1,046	59,894
Moody’s Corp.	229	45,026
PayPal Holdings, Inc.†	38,926	4,389,685
S&P Global, Inc.	5,949	1,312,707
Total System Services, Inc.	1,693	173,092
TransUnion	6,123	426,467
Worldpay, Inc., Class A†	16,271	1,907,124

		13,110,999

Computer Aided Design - 0.2%
Synopsys, Inc.†	23,996	2,905,436

Computer Services - 0.1%
Accenture PLC, Class A	7,139	1,304,081
Cognizant Technology Solutions Corp., Class A	8,043	586,817

		1,890,898

Computer Software - 0.2%
Red Hat, Inc.†	3,708	676,821
Splunk, Inc.†	11,613	1,603,059
Zoom Video Communications, Inc., Class A†	517	37,467

		2,317,347

Computers - 0.5%
Apple, Inc.	34,598	6,942,781

Consumer Products-Misc. - 0.1%
Kimberly-Clark Corp.	5,455	700,313

Containers-Metal/Glass - 0.1%
Ball Corp.	28,116	1,685,273
Vidrala SA	269	25,253

		1,710,526

Containers-Paper/Plastic - 0.2%
Amcor, Ltd.	112,846	1,275,200
Packaging Corp. of America	12,318	1,221,453
Sealed Air Corp.	6,520	303,962

		2,800,615

Cosmetics & Toiletries - 0.8%
L’Oreal SA	9,698	2,666,022
Pola Orbis Holdings, Inc.	21,600	680,848
Procter & Gamble Co.	20,790	2,213,719
Unilever PLC	98,032	5,953,857

		11,514,446

Cruise Lines - 0.1%
Norwegian Cruise Line Holdings, Ltd.†	6,435	362,870
Royal Caribbean Cruises, Ltd.	11,234	1,358,640

		1,721,510

Data Processing/Management - 0.3%
Fidelity National Information Services, Inc.	22,059	2,557,300
Fiserv, Inc.†	23,272	2,030,249

		4,587,549

Dental Supplies & Equipment - 0.0%
Align Technology, Inc.†	833	270,458

Diagnostic Equipment - 1.0%
Danaher Corp.	49,446	6,548,628
Thermo Fisher Scientific, Inc.	27,455	7,617,390

		14,166,018

Dialysis Centers - 0.2%
Fresenius SE & Co. KGaA	38,502	2,184,240

Diamonds/Precious Stones - 0.0%
Alrosa PJSC (MICEX-RTS)	14,280	20,827
Alrosa PJSC (MOEX)	24,250	35,368
Lucara Diamond Corp.	12,560	15,657

		71,852

Disposable Medical Products - 0.0%
Teleflex, Inc.	993	284,177

Diversified Banking Institutions - 1.8%
Bank of America Corp.	211,268	6,460,575
Barclays PLC ADR	33,600	287,616
BNP Paribas SA	51,815	2,757,592
Citigroup, Inc.	34,081	2,409,527
Goldman Sachs Group, Inc.	115	23,681
JPMorgan Chase & Co.	45,780	5,312,769
Lloyds Banking Group PLC	2,518,348	2,054,753
Macquarie Group, Ltd.	21,579	2,049,072
Mitsubishi UFJ Financial Group, Inc.	415,500	2,081,990
Morgan Stanley	73,697	3,555,880

		26,993,455

Diversified Financial Services - 0.0%
ANT International Co., Ltd., Class C†(1)(2)	57,396	321,992

Diversified Manufacturing Operations - 0.7%
3M Co.	189	35,817
ALS, Ltd.	4,923	27,555
General Electric Co.	482,946	4,911,561
Illinois Tool Works, Inc.	4,501	700,491
Siemens AG	37,852	4,531,628
Textron, Inc.	8,505	450,765
Wartsila Oyj Abp	1,866	29,761

		10,687,578

Diversified Minerals - 0.3%
Anglo American PLC	7,356	190,060
BHP Group PLC	81,245	1,916,942
BHP Group, Ltd.	39,355	1,037,600
Lundin Mining Corp.	6,551	35,158
NMDC, Ltd.	19,020	27,565
Sumitomo Metal Mining Co., Ltd.	30,400	959,175
Teck Resources, Ltd., Class B	4,430	104,770

		4,271,270

Diversified Operations - 0.1%
CK Hutchison Holdings, Ltd.	196,000	2,058,740

E-Commerce/Products - 2.5%
Alibaba Group Holding, Ltd. ADR†	48,061	8,918,680
Amazon.com, Inc.†	14,410	27,761,153
ASOS PLC†	16,260	831,371

		37,511,204

E-Commerce/Services - 0.4%
Booking Holdings, Inc.†	2,806	5,205,102
Ctrip.com International, Ltd. ADR†	6,708	295,487
IAC/InterActiveCorp†	4,545	1,021,898

		6,522,487

E-Marketing/Info - 0.1%
CyberAgent, Inc.	22,200	887,757

Electric Products-Misc. - 0.1%
Legrand SA	15,932	1,170,799

Electric-Distribution - 0.4%
Sempra Energy	44,624	5,709,641

Electric-Generation - 0.3%
E.ON SE	61,457	659,524
Electric Power Development Co., Ltd.	50,600	1,175,192
Engie SA	154,044	2,281,505
Sembcorp Industries, Ltd.	163,600	319,959

		4,436,180

Electric-Integrated - 1.0%
American Electric Power Co., Inc.	616	52,699
Duke Energy Corp.	3,288	299,602
Entergy Corp.	34,699	3,362,333
Evergy, Inc.	24,062	1,391,265
Eversource Energy	5,560	398,430
NextEra Energy, Inc.	31,686	6,161,026
Southern Co.	49,434	2,630,877
Xcel Energy, Inc.	800	45,200

		14,341,432

Electronic Components-Misc. - 0.2%
Murata Manufacturing Co., Ltd.	24,300	1,308,303
Omron Corp.	24,200	1,300,278

		2,608,581

Electronic Components-Semiconductors - 1.4%
Broadcom, Inc.	21,314	6,786,378
Hamamatsu Photonics KK	20,900	841,845
Intel Corp.	2,582	131,785
Microchip Technology, Inc.	9,706	969,532
Micron Technology, Inc.†	55,672	2,341,564
NVIDIA Corp.	19,626	3,552,306
Samsung Electronics Co., Ltd.	78,763	3,091,455
Texas Instruments, Inc.	21,149	2,491,987
Xilinx, Inc.	6,598	792,684

		20,999,536

Electronic Connectors - 0.1%
Amphenol Corp., Class A	7,653	761,933

Electronic Measurement Instruments - 0.4%
Agilent Technologies, Inc.	17,605	1,381,992
Fortive Corp.	32,452	2,801,906
Keysight Technologies, Inc.†	21,191	1,844,253

		6,028,151

Electronic Security Devices - 0.0%
Resideo Technologies, Inc.†	1,326	30,100

Engineering/R&D Services - 0.0%
Fluor Corp.	700	27,811
Jacobs Engineering Group, Inc.	387	30,163

		57,974

Enterprise Software/Service - 0.2%
Atlassian Corp. PLC, Class A†	165	18,175
Oracle Corp.	10,505	581,241
Workday, Inc., Class A†	12,149	2,498,199

		3,097,615

Entertainment Software - 0.2%
Activision Blizzard, Inc.	9,005	434,131
Electronic Arts, Inc.†	18,240	1,726,416
Take-Two Interactive Software, Inc.†	774	74,946

		2,235,493

Finance-Auto Loans - 0.0%
Ally Financial, Inc.	7,233	214,892

Finance-Consumer Loans - 0.0%
Synchrony Financial	11,313	392,222

Finance-Credit Card - 1.3%
Capital One Financial Corp.	3,819	354,518
Mastercard, Inc., Class A	33,299	8,465,938
Visa, Inc., Class A	61,383	10,093,206

		18,913,662

Finance-Investment Banker/Broker - 0.5%
Charles Schwab Corp.	96,079	4,398,497
Close Brothers Group PLC	16,681	337,591
TD Ameritrade Holding Corp.	60,955	3,205,014

		7,941,102

Finance-Leasing Companies - 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	157,000	798,304

Finance-Other Services - 0.4%
Cboe Global Markets, Inc.	5,536	562,513
CME Group, Inc.	1,826	326,671
Intercontinental Exchange, Inc.	54,845	4,461,641

		5,350,825

Food-Catering - 0.1%
Compass Group PLC	68,063	1,546,985

Food-Meat Products - 0.5%
Tyson Foods, Inc., Class A	97,708	7,329,077

Food-Misc./Diversified - 1.0%
Cal-Maine Foods, Inc.	589	24,214
Conagra Brands, Inc.	114,394	3,521,047
Mondelez International, Inc., Class A	20,956	1,065,613
Nestle SA	85,840	8,260,083
Wilmar International, Ltd.	490,600	1,312,980

		14,183,937

Food-Retail - 0.1%
Kroger Co.	12,594	324,674
Seven & i Holdings Co., Ltd.	48,800	1,693,138

		2,017,812

Forestry - 0.0%
West Fraser Timber Co., Ltd.	749	38,560

Garden Products - 0.0%
Toro Co.	400	29,260

Gas-Distribution - 0.3%
Atmos Energy Corp.	3,091	316,333
Beijing Enterprises Holdings, Ltd.	157,000	835,553
National Grid PLC	144,996	1,580,855
NiSource, Inc.	62,978	1,749,529

		4,482,270

Gold Mining - 0.1%
Agnico Eagle Mines, Ltd.	1,100	45,553
Alamos Gold, Inc., Class A	6,334	29,408
AngloGold Ashanti, Ltd.	3,537	42,605
B2Gold Corp.†	26,400	71,730
Barrick Gold Corp.	19,441	247,130
Centamin PLC	16,861	19,458
Centerra Gold, Inc.†	5,550	28,253
Cia de Minas Buenaventura SAA ADR	2,600	42,146
Detour Gold Corp.†	3,158	28,051
Dundee Precious Metals, Inc.†	4,900	15,398
Evolution Mining, Ltd.	22,490	50,575
Franco-Nevada Corp.	3,242	232,291
Highland Gold Mining, Ltd.	8,962	19,166
Kirkland Lake Gold, Ltd.	3,144	101,640
Newcrest Mining, Ltd.	5,197	91,627
Newmont Goldcorp Corp.†	1,968	60,816
Newmont Goldcorp Corp.	3,800	118,028
Northern Star Resources, Ltd.	11,558	66,731
Osisko Gold Royalties, Ltd.	2,503	28,287
Regis Resources, Ltd.	8,541	28,840
Sandstorm Gold, Ltd.†	4,400	23,680
Saracen Mineral Holdings, Ltd.†	27,045	53,192
SEMAFO, Inc.†	13,269	35,260
Torex Gold Resources, Inc.†	1,700	16,255

		1,496,120

Hazardous Waste Disposal - 0.0%
Stericycle, Inc.†	9,961	581,623

Hotels/Motels - 0.2%
Hilton Worldwide Holdings, Inc.	18,111	1,575,476
Marriott International, Inc., Class A	13,459	1,836,077

		3,411,553

Human Resources - 0.1%
Recruit Holdings Co., Ltd.	48,300	1,451,514

Import/Export - 0.3%
Mitsubishi Corp.	61,100	1,681,651
Sumitomo Corp.	175,700	2,498,326

		4,179,977

Industrial Automated/Robotic - 0.2%
SMC Corp.	3,200	1,330,029
THK Co., Ltd.	60,200	1,561,626

		2,891,655

Industrial Gases - 0.4%
Air Liquide SA	13,344	1,774,295
Air Products & Chemicals, Inc.	14,339	2,950,823
Linde PLC	8,882	1,601,069

		6,326,187

Instruments-Controls - 0.5%
ABB, Ltd.	94,534	1,945,511
Honeywell International, Inc.	28,813	5,002,801
		6,948,312
Insurance Brokers - 0.5%
Marsh & McLennan Cos., Inc.	31,259	2,947,411
Willis Towers Watson PLC	24,692	4,551,723
		7,499,134
Insurance-Life/Health - 0.8%
AIA Group, Ltd.	186,200	1,897,650
Aviva PLC	261,540	1,464,802
AXA Equitable Holdings, Inc.	22,233	504,467
Challenger, Ltd.	226,272	1,311,176
Prudential Financial, Inc.	13,745	1,452,984
Prudential PLC	142,787	3,230,471
Sun Life Financial, Inc.	62,797	2,609,003
		12,470,553
Insurance-Multi-line - 1.4%
AXA SA	117,081	3,118,149
Chubb, Ltd.	29,852	4,334,510
CNA Financial Corp.	1,808	83,765
Direct Line Insurance Group PLC	409,075	1,757,131
Hartford Financial Services Group, Inc.	69,447	3,632,773
MetLife, Inc.	15,603	719,766
Ping An Insurance Group Co. of China, Ltd.	174,000	2,094,929
Storebrand ASA	203,518	1,717,322
Voya Financial, Inc.	8,273	454,105
Zurich Insurance Group AG	6,592	2,101,910
		20,014,360
Insurance-Property/Casualty - 0.5%
Berkshire Hathaway, Inc., Class B†	10,233	2,217,594
Fidelity National Financial, Inc.	2,740	109,463
PICC Property & Casualty Co., Ltd.	714,000	801,848
Progressive Corp.	7,177	560,883
RSA Insurance Group PLC	120,334	850,482
Tokio Marine Holdings, Inc.	48,000	2,421,411
		6,961,681
Insurance-Reinsurance - 0.2%
Muenchener Rueckversicherungs-Gesellschaft AG	12,047	3,013,159
Internet Application Software - 0.4%
Tencent Holdings, Ltd.	130,900	6,474,250
Internet Content-Entertainment - 1.7%
Facebook, Inc., Class A†	97,487	18,853,986
Netflix, Inc.†	13,583	5,033,045
Pinterest, Inc.†	3,028	93,807
YY, Inc. ADR†	15,748	1,332,438
		25,313,276
Internet Security - 0.1%
Symantec Corp.	45,762	1,107,898
Investment Companies - 0.1%
Melrose Industries PLC	456,038	1,202,430
Investment Management/Advisor Services - 0.1%
Ameriprise Financial, Inc.	7,880	1,156,548
Franklin Resources, Inc.	4,987	172,500
GAM Holding AG†	44,950	186,161
Raymond James Financial, Inc.	4,658	426,533
		1,941,742
Machinery-Construction & Mining - 0.0%
Epiroc AB, Class B†	2,760	27,303
Sandvik AB	1,422	26,300
		53,603
Machinery-Electrical - 0.2%
Mitsubishi Electric Corp.	213,500	3,049,015
Machinery-Farming - 0.0%
AGCO Corp.	326	23,074
Machinery-General Industrial - 0.3%
Roper Technologies, Inc.	11,086	3,987,634
Wabtec Corp.	3,007	222,729
		4,210,363
Machinery-Pumps - 0.0%
Flowserve Corp.	7,321	358,949
Weir Group PLC	1,373	29,711
Xylem, Inc.	2,628	219,175
		607,835
Medical Instruments - 0.7%
Alcon, Inc.†	12,896	742,664
Alcon, Inc.†	8,428	490,510
Boston Scientific Corp.†	30,144	1,118,945
Elekta AB, Series B	97,463	1,154,513
Intuitive Surgical, Inc.†	8,118	4,145,294
Medtronic PLC	34,750	3,086,148
		10,738,074
Medical Labs & Testing Services - 0.0%
Miraca Holdings, Inc.	18,500	474,423
Medical Products - 1.5%
Abbott Laboratories	13,115	1,043,429
Becton Dickinson and Co.	31,774	7,649,273
Cooper Cos., Inc.	403	116,838
GN Store Nord A/S	22,184	1,135,479
Hologic, Inc.†	8,220	381,244
Koninklijke Philips NV	104,529	4,451,008
Siemens Healthineers AG*	24,064	1,026,167
Stryker Corp.	32,928	6,220,429
Zimmer Biomet Holdings, Inc.	6,257	770,612
		22,794,479
Medical-Biomedical/Gene - 0.6%
Alexion Pharmaceuticals, Inc.†	13,302	1,810,801
Amgen, Inc.	3,472	622,599
Biogen, Inc.†	1,467	336,295
BioMarin Pharmaceutical, Inc.†	1,887	161,395
Celgene Corp.†	5,519	522,429
CSL, Ltd.	5,738	803,217
Gilead Sciences, Inc.	8,621	560,710
Illumina, Inc.†	72	22,464
Incyte Corp.†	1,290	99,072
Regeneron Pharmaceuticals, Inc.†	495	169,854
Vertex Pharmaceuticals, Inc.†	20,641	3,487,916
		8,596,752

Medical-Drugs - 2.7%
Allergan PLC	3,249	477,603
Astellas Pharma, Inc.	221,100	3,004,664
Bayer AG	45,478	3,026,824
Eli Lilly & Co.	20,215	2,365,964
GlaxoSmithKline PLC ADR	64,905	2,669,543
Johnson & Johnson	28,642	4,044,251
Merck & Co., Inc.	42,682	3,359,500
Novartis AG	64,481	5,265,679
Novo Nordisk A/S, Class B	21,031	1,028,438
Pfizer, Inc.	165,417	6,717,584
Roche Holding AG	18,415	4,854,280
Sanofi	33,034	2,871,078
Takeda Pharmaceutical Co., Ltd. ADR	37,350	682,758
Zoetis, Inc.	2,360	240,342
		40,608,508
Medical-HMO - 0.9%
Anthem, Inc.	16,939	4,455,465
Centene Corp.†	17,410	897,659
Humana, Inc.	2,592	662,023
UnitedHealth Group, Inc.	26,489	6,173,791
WellCare Health Plans, Inc.†	3,939	1,017,641
		13,206,579
Medical-Hospitals - 0.1%
HCA Healthcare, Inc.	6,439	819,234
Medical-Wholesale Drug Distribution - 0.0%
AmerisourceBergen Corp.	1,270	94,945
Cardinal Health, Inc.	2,540	123,724
McKesson Corp.	1,164	138,807
		357,476
Metal Processors & Fabrication - 0.0%
Aurubis AG	370	18,019
Metal-Aluminum - 0.0%
Alumina, Ltd.	42,232	66,688
Nippon Light Metal Holdings Co., Ltd.	9,200	20,339
Norsk Hydro ASA	11,727	50,238
		137,265
Metal-Copper - 0.1%
Antofagasta PLC	109,144	1,292,300
First Quantum Minerals, Ltd.	2,500	26,405
Freeport-McMoRan, Inc.	9,128	112,366
OZ Minerals, Ltd.	3,371	23,669
Southern Copper Corp.	3,836	147,379
		1,602,119
Metal-Diversified - 0.2%
Boliden AB	5,098	151,376
Glencore PLC	75,194	298,424
Hindustan Zinc, Ltd.	7,669	30,432
MMC Norilsk Nickel OJSC	369	82,057
Rio Tinto PLC	8,144	474,173
Rio Tinto, Ltd.	12,867	865,062
South32, Ltd.	405,015	953,621
		2,855,145
Metal-Iron - 0.0%
Fortescue Metals Group, Ltd.	11,014	55,515
Vale SA	18,719	239,173
		294,688
Miscellaneous Manufacturing - 0.1%
Knorr-Bremse AG†	10,424	1,129,990
Multimedia - 0.1%
Walt Disney Co.	14,725	2,016,883
Networking Products - 0.6%
Cisco Systems, Inc.	144,859	8,104,861
Telefonaktiebolaget LM Ericsson, Class B	116,864	1,156,686
		9,261,547
Non-Ferrous Metals - 0.1%
Grupo Mexico SAB de CV, Class B	14,100	41,390
Independence Group NL	330,075	1,037,782
		1,079,172
Non-Hazardous Waste Disposal - 0.1%
Republic Services, Inc.	11,570	958,227
Waste Connections, Inc.	7,465	692,528
		1,650,755
Office Supplies & Forms - 0.0%
Avery Dennison Corp.	3,410	377,316
Oil Companies-Exploration & Production - 0.7%
Anadarko Petroleum Corp.	900	65,565
Cabot Oil & Gas Corp.	8,630	223,431
Cairn Energy PLC†	9,827	21,938
Centennial Resource Development, Inc., Class A†	2,737	28,821
Concho Resources, Inc.	17,749	2,047,880
ConocoPhillips	21,102	1,331,958
Continental Resources, Inc.†	926	42,587
Devon Energy Corp.	14,228	457,288
Diamondback Energy, Inc.	904	96,176
Encana Corp.	2,777	19,245
EOG Resources, Inc.	7,885	757,354
Hess Corp.	4,726	303,031
Jagged Peak Energy, Inc.†	2,049	21,658
Kelt Exploration, Ltd.†	2,350	9,718
Kosmos Energy, Ltd.	5,750	38,467
Lundin Petroleum AB	1,016	33,249
Magnolia Oil & Gas Corp.†	1,400	18,452
Occidental Petroleum Corp.	52,652	3,100,150
Pioneer Natural Resources Co.	9,592	1,596,684
Seven Generations Energy, Ltd., Class A†	3,523	27,612
Venture Global LNG, Inc., Series C†(1)(2)	3	15,600
WPX Energy, Inc.†	1,600	22,224
		10,279,088
Oil Companies-Integrated - 1.3%
BP PLC	19,647	143,214
BP PLC ADR	58,484	2,557,505

Chevron Corp.	8,988	1,079,099
Equinor ASA	71,951	1,604,990
Exxon Mobil Corp.	38,462	3,087,729
Galp Energia SGPS SA	4,057	68,119
Royal Dutch Shell PLC, Class B ADR	46,170	2,995,971
Suncor Energy, Inc.	1,029	33,957
TOTAL SA	80,150	4,453,912
TOTAL SA ADR	64,854	3,610,422
		19,634,918
Oil Field Machinery & Equipment - 0.0%
Dril-Quip, Inc.†	506	22,041
National Oilwell Varco, Inc.	5,907	154,409
Schoeller-Bleckmann Oilfield Equipment AG	130	12,161
		188,611
Oil Refining & Marketing - 0.2%
DCC PLC	18,542	1,655,762
Marathon Petroleum Corp.	12,185	741,701
Phillips 66	420	39,594
Valero Energy Corp.	600	54,396
		2,491,453
Oil-Field Services - 0.2%
Baker Hughes a GE Co., LLC	1,093	26,254
Halliburton Co.	18,901	535,465
Schlumberger, Ltd.	31,349	1,337,975
TechnipFMC PLC	6,651	163,548
WorleyParsons, Ltd.	109,598	1,106,380
		3,169,622
Paper & Related Products - 0.2%
International Paper Co.	26,741	1,251,746
Mondi PLC	961	21,059
Stora Enso Oyj, Class R	102,039	1,266,356
		2,539,161
Pharmacy Services - 0.6%
Cigna Corp.	39,863	6,331,839
CVS Health Corp.	46,423	2,524,483
		8,856,322
Photo Equipment & Supplies - 0.1%
Largan Precision Co., Ltd.	7,000	1,053,364
Pipelines - 0.3%
Enbridge, Inc.	793	29,294
Plains GP Holdings LP, Class A	1,365	32,214
Targa Resources Corp.	4,688	188,223
TransCanada Corp.	78,229	3,736,217
		3,985,948
Platinum - 0.0%
Anglo American Platinum, Ltd.	723	36,490
Impala Platinum Holdings, Ltd.†	8,307	33,251
		69,741
Poultry - 0.0%
Sanderson Farms, Inc.	300	45,489
Power Converter/Supply Equipment - 0.0%
Schneider Electric SE	278	23,529
Precious Metals - 0.0%
Wheaton Precious Metals Corp.	1,400	30,284
Private Equity - 0.0%
Brookfield Asset Management, Inc., Class A	2,103	101,344
KKR & Co, Inc. Class A	5,870	143,521
		244,865
Real Estate Investment Trusts - 1.3%
Acadia Realty Trust	4,091	115,530
Alexander & Baldwin, Inc.	2,229	52,649
Alexandria Real Estate Equities, Inc.	1,073	152,785
Allied Properties Real Estate Investment Trust	1,150	40,714
American Campus Communities, Inc.	3,342	157,742
American Tower Corp.	2,750	537,075
AvalonBay Communities, Inc.	3,410	685,171
Boston Properties, Inc.	949	130,601
Camden Property Trust	1,929	194,154
Canadian Apartment Properties REIT	1,337	47,833
CapitaLand Commercial Trust	24,800	35,374
CapitaLand Mall Trust	31,600	56,225
Charter Hall Retail REIT	11,094	36,366
Concentradora Fibra Danhos SA de CV	22,910	33,572
Crown Castle International Corp.	3,107	390,798
CubeSmart	3,550	113,281
Derwent London PLC	1,695	70,066
Douglas Emmett, Inc.	5,263	216,783
Duke Realty Corp.	900	28,008
EastGroup Properties, Inc.	683	78,087
Equity Residential	10,578	808,371
Essex Property Trust, Inc.	949	268,093
Federal Realty Investment Trust	1,182	158,211
First Industrial Realty Trust, Inc.	1,219	42,994
Gecina SA	448	66,880
Goodman Group	6,121	56,785
Great Portland Estates PLC	101,544	999,192
Healthcare Realty Trust, Inc.	5,196	160,453
Highwoods Properties, Inc.	1,118	49,840
Hoshino Resorts REIT, Inc.	6	29,119
Host Hotels & Resorts, Inc.	4,601	88,523
Hudson Pacific Properties, Inc.	2,693	93,878
Inmobiliaria Colonial SA	5,229	56,273
JBG SMITH Properties	5,584	237,599
Kilroy Realty Corp.	1,241	95,445
Kimco Realty Corp.	4,233	73,612
Macerich Co.	4,319	173,365
Mitsui Fudosan Logistics Park, Inc.	19	60,334
National Storage REIT	19,199	24,227
Nippon Accommodations Fund, Inc.	16	81,843
Nippon Prologis REIT, Inc.	19	40,836
Paramount Group, Inc.	2,747	39,804
Pebblebrook Hotel Trust	1,290	42,002
Prologis, Inc.	56,425	4,326,105
PS Business Parks, Inc.	361	55,457
Public Storage	8,823	1,951,471
Rayonier, Inc.	1,578	50,165
Regency Centers Corp.	6,036	405,438

Scentre Group	422,844	1,138,681
Shaftesbury PLC	3,275	36,706
Simon Property Group, Inc.	3,552	616,982
SL Green Realty Corp.	5,648	498,944
Sunstone Hotel Investors, Inc.	7,883	113,515
Terreno Realty Corp.	3,199	142,835
Unibail-Rodamco-Westfield (Euronext Amsterdam)	5,393	926,977
Unibail-Rodamco-Westfield (Euronext Paris)†	68	11,688
UNITE Group PLC	3,018	37,072
Urban Edge Properties	5,787	107,465
Ventas, Inc.	4,335	264,912
Vornado Realty Trust	6,652	459,919
Weyerhaeuser Co.	51,696	1,385,453
		19,450,278
Real Estate Management/Services - 0.0%
ADO Properties SA*	1,088	57,110
Hufvudstaden AB, Class A	3,998	66,597
Mitsubishi Estate Co., Ltd.	4,000	67,161
PSP Swiss Property AG	874	89,206
		280,074
Real Estate Operations & Development - 0.1%
Grainger PLC	5,892	19,362
Hang Lung Properties, Ltd.	25,000	58,765
Hongkong Land Holdings, Ltd.	12,400	86,428
Hysan Development Co., Ltd.	12,000	67,153
Iguatemi Empresa de Shopping Centers SA	2,320	22,590
Kojamo Oyj	3,759	44,606
Mitsui Fudosan Co., Ltd.	62,300	1,440,296
Shurgard Self Storage SA†	900	29,778
Sun Hung Kai Properties, Ltd.	7,500	129,449
		1,898,427
Rental Auto/Equipment - 0.1%
Element Fleet Management Corp.	234,533	1,454,780
Retail-Apparel/Shoe - 0.3%
Burlington Stores, Inc.†	635	107,258
Ross Stores, Inc.	28,093	2,743,563
Zalando SE†*	19,895	935,859
		3,786,680
Retail-Auto Parts - 0.1%
AutoZone, Inc.†	324	333,173
O’Reilly Automotive, Inc.†	1,623	614,419
		947,592
Retail-Building Products - 0.3%
Home Depot, Inc.	7,654	1,559,120
Kingfisher PLC	504,530	1,737,533
Lowe’s Cos., Inc.	5,769	652,705
		3,949,358
Retail-Discount - 0.5%
Costco Wholesale Corp.	3,887	954,375
Dollar General Corp.	18,982	2,393,440
Dollar Tree, Inc.†	20,591	2,291,367
Walmart, Inc.	19,256	1,980,287
		7,619,469
Retail-Drug Store - 0.0%
Walgreens Boots Alliance, Inc.	4,339	232,440
Retail-Major Department Stores - 0.0%
TJX Cos., Inc.	11,734	643,962
Retail-Perfume & Cosmetics - 0.0%
Ulta Beauty, Inc.†	1,414	493,458
Retail-Restaurants - 0.5%
Darden Restaurants, Inc.	1,782	209,563
Domino’s Pizza, Inc.	1,582	428,057
McDonald’s Corp.	23,289	4,601,208
Restaurant Brands International, Inc.	13,001	848,185
Starbucks Corp.	5,891	457,613
Yum! Brands, Inc.	12,115	1,264,685
		7,809,311
Rubber-Tires - 0.0%
Sumitomo Rubber Industries, Ltd.	45,900	561,268
Satellite Telecom - 0.1%
Eutelsat Communications SA	58,247	1,051,158
Semiconductor Components-Integrated Circuits - 0.9%
Analog Devices, Inc.	8,843	1,027,910
Marvell Technology Group, Ltd.	20,570	514,661
Maxim Integrated Products, Inc.	14,038	842,280
NXP Semiconductors NV	35,091	3,706,312
QUALCOMM, Inc.	38,622	3,326,513
Renesas Electronics Corp.†	100,400	530,498
Taiwan Semiconductor Manufacturing Co., Ltd.	427,000	3,578,946
		13,527,120
Semiconductor Equipment - 0.5%
Applied Materials, Inc.	25,645	1,130,175
ASML Holding NV	4,671	975,398
ASML Holding NV	8,936	1,859,597
KLA-Tencor Corp.	4,584	584,368
Lam Research Corp.	2,322	481,653
Tokyo Electron, Ltd.	10,000	1,594,505
		6,625,696
Silver Mining - 0.0%
First Majestic Silver Corp.†	6,505	39,961
Fortuna Silver Mines, Inc.†	14,651	44,838
Hochschild Mining PLC	10,422	25,292
Silvercorp Metals, Inc.	4,186	9,405
		119,496
Software Tools - 0.2%
VMware, Inc., Class A	12,027	2,455,072
Steel Pipe & Tube - 0.0%
Tenaris SA	2,389	33,172
Valmont Industries, Inc.	102	13,754
		46,926
Steel-Producers - 0.1%
Acerinox SA	3,163	32,901
ArcelorMittal	4,936	107,004
BlueScope Steel, Ltd.	4,936	46,801

Gerdau SA (Preference Shares)	6,075	21,923
Nippon Steel Corp.	5,800	103,554
Nucor Corp.	2,374	135,484
POSCO	677	147,785
Reliance Steel & Aluminum Co.	248	22,806
Salzgitter AG	559	18,414
SSAB AB, Class A	12,141	45,804
Steel Dynamics, Inc.	2,361	74,797
Ternium SA ADR	1,164	28,693
voestalpine AG	605	19,427

		805,393

Steel-Specialty - 0.0%
APERAM SA	1,424	43,762

Telecom Equipment-Fiber Optics - 0.1%
Corning, Inc.	27,096	863,008

Telecommunication Equipment - 0.0%
Juniper Networks, Inc.	6,862	190,558

Telephone-Integrated - 1.1%
AT&T, Inc.	39,639	1,227,223
KT Corp.	30,886	723,137
Nippon Telegraph & Telephone Corp.	105,400	4,376,204
SoftBank Group Corp.	12,500	1,304,924
Telecom Italia SpA (RSP)	1,236,077	644,530
Telefonica Deutschland Holding AG	403,141	1,309,465
Telefonica SA	139,603	1,163,694
Verizon Communications, Inc.	95,829	5,480,461

		16,229,638

Tobacco - 0.3%
Altria Group, Inc.	18,707	1,016,351
Philip Morris International, Inc.	42,420	3,671,875

		4,688,226

Transport-Rail - 0.3%
Canadian Pacific Railway, Ltd.	3,757	841,831
Central Japan Railway Co.	7,500	1,612,911
CSX Corp.	11,096	883,574
Kansas City Southern	3,530	434,684
Norfolk Southern Corp.	1,533	312,763
Union Pacific Corp.	2,241	396,747

		4,482,510

Transport-Services - 0.1%
FedEx Corp.	3,077	582,968
United Parcel Service, Inc., Class B	6,508	691,280

		1,274,248

Transport-Truck - 0.0%
JB Hunt Transport Services, Inc.	2,432	229,775

Veterinary Diagnostics - 0.1%
Elanco Animal Health, Inc.†	60,392	1,902,348

Water - 0.1%
American Water Works Co., Inc.	5,810	628,584
Aqua America, Inc.	4,888	190,925

		819,509

Web Hosting/Design - 0.0%
VeriSign, Inc.†	1,295	255,698

Web Portals/ISP - 1.4%
Alphabet, Inc., Class A†	4,673	5,602,740
Alphabet, Inc., Class C†	10,608	12,607,396
Baidu, Inc. ADR†	5,808	965,464
NAVER Corp.	5,738	586,989
Yahoo Japan Corp.	196,700	525,600

		20,288,189

Wire & Cable Products - 0.1%
Prysmian SpA	50,994	983,180

Wireless Equipment - 0.1%
Motorola Solutions, Inc.	12,546	1,818,041

Total Common Stocks (cost $750,939,413)		869,867,995

CONVERTIBLE PREFERRED SECURITIES - 0.1%
Chemicals-Specialty - 0.0%
International Flavors & Fragrances, Inc. 6.00%	278	14,575

E-Commerce/Services - 0.0%
Farmers Business Network, Inc., Series C(1)(2)	563	13,123

Electric-Distribution - 0.0%
Sempra Energy Series A 6.00%	2,933	313,509
Sempra Energy Series B 6.75%	1,663	178,834

		492,343

Electric-Integrated - 0.1%
DTE Energy Co. 6.50%	330	18,417
NextEra Energy, Inc. 6.12%	12,635	788,424

		806,841

Electronic Measurement Instruments - 0.0%
Fortive Corp. Series A 5.00%	238	256,907

Medical Products - 0.0%
Becton Dickinson and Co. Series A 6.13%	6,259	372,473

Total Convertible Preferred Securities (cost $1,735,485)		1,956,262

PREFERRED SECURITIES - 0.0%
Pipelines - 0.0%
Crestwood Equity Partners LP 9.25% (cost $218,325)	23,000	212,750

ASSET BACKED SECURITIES - 2.2%
Diversified Financial Services - 2.2%
Allegro CLO III, Ltd. FRS Series 2015-1A, Class AR 3.42% (3 ML+0.84%) due 07/25/2027*(3)	1,100,000	1,096,091
Ally Auto Receivables Trust Series 2016-1, Class C 2.29% due 06/15/2021	95,000	94,864
American Express Credit Account Master Trust FRS Series 2017-5, Class B 3.05% (1 ML+0.58%) due 02/18/2025	320,000	320,569
AmeriCredit Automobile Receivables Trust Series 2017-1, Class A3 1.87% due 08/18/2021	75,198	74,993
AmeriCredit Automobile Receivables Trust Series 2016-3, Class D 2.71% due 09/08/2022	475,000	473,260
AmeriCredit Automobile Receivables Trust Series 2014-4, Class D 3.07% due 11/09/2020	664,628	664,701
Ascentium Equipment Receivables Trust Series 2016-2A, ClassA3 1.65% due 05/10/2022*	150,910	150,627
Atrium Hotel Portfolio Trust FRS Series 2017-ATRM, Class A 3.40% (1 ML+0.93%) due 12/15/2036*(4)	680,000	678,294
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A, Class B 3.55% due 09/22/2025*	425,000	427,587
BMW Vehicle Lease Trust Series 2017-2, Class A3 2.07% due 10/20/2020	180,000	179,494
BX Trust FRS Series 2018-GW, Class A 3.27% (1 ML+0.80%) due 05/15/2035*(4)	385,000	382,950
Cantor Commercial Real Estate Lending VRS Series 2019-CF1, Class 65A 4.41% due 05/15/2052*(4)(6)	280,000	288,222
Capital Auto Receivables Asset Trust Series 2016-1, Class A4 1.98% due 10/20/2020	31,312	31,276
CarMax Auto Owner Trust Series 2016-1, Class A4 1.88% due 06/15/2021	10,000	9,945
CarMax Auto Owner Trust Series 2017-4, Class A3 2.11% due 10/17/2022	130,000	129,223
CCG Receivables Trust Series 2016-1, Class A2 1.69% due 09/14/2022*	11,418	11,405
CD Commercial Mtg. Trust VRS Series 2016-CD2, Class A4 3.53% due 11/10/2049(4)(6)	520,000	533,563
CGGS Commercial Mtg. Trust FRS Series 2018-WSS, Class A 3.37% (1 ML+0.90%) due 02/15/2037*(4)	705,000	702,865
Chase Issuance Trust Series 2016-A2, Class A 1.37% due 06/15/2021	245,000	244,573
CIFC Funding, Ltd. FRS Series 2015-5A, Class A1R 3.44% (3 ML+0.86%) due 10/25/2027*(3)	660,000	657,092
Citigroup Commercial Mtg. Trust Series 2016-GC36, Class A5 3.62% due 02/10/2049(4)	250,000	258,248
Citigroup Commercial Mtg. Trust Series 2015-GC33, Class A4 3.78% due 09/10/2058(4)	50,000	52,063
CNH Equipment Trust Series 2016-C, Class A3 1.44% due 12/15/2021	88,643	88,096
CNH Equipment Trust Series 2016-A, Class A4 1.79% due 09/15/2021	25,000	24,802
CNH Equipment Trust Series 2017-C, Class A3 2.08% due 02/15/2023	260,000	258,306
COLT Mtg. Loan Trust VRS Series 2017-1, Class A1 2.61% due 05/27/2047*(5)(6)	78,926	78,511
COLT Mtg. Loan Trust VRS Series 2018-1, Class A1 2.93% due 02/25/2048*(5)(6)	147,476	147,019
COMM Mtg. Trust Series 2017-PANW, Class A 3.24% due 10/10/2029*(4)	645,000	649,017
COMM Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(4)	345,000	356,313
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(4)	250,000	259,210
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(4)	165,000	172,067
CSAIL Commercial Mtg. Trust Series 2016-C6, Class A5 3.09% due 01/15/2049(4)	245,000	244,468

Deephave Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(5)(6)	485,000	486,106
Deephaven Residential Mtg. Trust VRS Series 2018-1A, Class A1 2.98% due 12/25/2057*(5)(6)	221,846	221,949
Discover Card Execution Note Trust Series 2016-A4, Class A4 1.39% due 03/15/2022	455,000	452,940
Driven Brands Funding LLC Series 2019-1A, Class A2 4.64% due 04/20/2049*	643,388	651,656
Driven Brands Funding LLC Series 2018-1A, Class A2 4.74% due 04/20/2048*	173,250	177,879
Elara HGV Timeshare Issuer Series 2017-A, Class A 2.69% due 03/25/2030*	144,763	143,958
Enterprise Fleet Financing LLC Series 2017-1, Class A2 2.13% due 07/20/2022*	78,029	77,810
Galton Funding Mtg. Trust VRS Series 2018-1, Class A23 3.50% due 11/25/2057*(5)(6)	271,552	270,274
GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3 2.81% due 12/16/2022	515,000	517,154
GMF Floorplan Owner Revolving Trust Series 2017-1, Class A1 2.22% due 01/18/2022*	390,000	388,652
GreatAmerica Leasing Receivables Funding LLC Series 2017-1, Class A3 2.06% due 06/22/2020*	90,288	90,090
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3 2.60% due 06/15/2021*	110,000	109,871
GS Mtg. Securities Trust Series 2015-GC32, Class A4 3.76% due 07/10/2048(4)	25,000	26,041
GS Mtg. Securities Trust VRS Series 2018-GS9, Class A4 3.99% due 03/10/2051(4)(6)	275,000	290,504
Hardee’s Funding LLC Series 2018-1A, Class AI 4.25% due 06/20/2048*	228,850	231,608
Hardee’s Funding LLC Series 2018-1A, Class AII 4.96% due 06/20/2048*	567,150	588,855
Homeward Opportunities Fund Trust VRS Series 2018-1, Class A1 3.77% due 06/25/2048*(5)(6)	366,305	369,848
Huntington Auto Trust Series 2016-1, Class A3 1.59% due 11/16/2020	63,707	63,604
Hyundai Auto Receivables Trust Series 2018-A, Class A3 2.79% due 07/15/2022	260,000	260,900
Jimmy Johns Funding LLC Series 2017-1A, Class A2I 3.61% due 07/30/2047*	230,888	230,950
John Deere Owner Trust Series 2016-A, Class A4 1.64% due 01/17/2023	15,000	14,981
JPMCC Commercial Mtg. Securities Trust Series 2017-JP5, Class A5 3.72% due 03/15/2050(4)	910,000	943,078
JPMDB Commercial Mtg. Securities Trust Series 2016-C2, Class A4 3.14% due 06/15/2049(4)	50,000	50,140
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(6)	47,754	47,121
Mill City Mtg. Loan Trust VRS Series 2017-2, Class A1 2.75% due 07/25/2059*(6)	183,791	181,861
Mill City Mtg. Loan Trust VRS Series 2018-1, Class A1 3.25% due 05/25/2062*(6)	459,131	458,087
MMAF Equipment Finance LLC Series 2016-AA, Class A4 1.76% due 01/17/2023*	100,000	98,747
MMAF Equipment Finance LLC Series 2017-B, Class A3 2.21% due 10/17/2022*	380,000	377,667
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30, Class A5 2.86% due 09/15/2049(4)	110,000	107,983
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5 3.64% due 10/15/2048(4)	250,000	258,300
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(4)	115,000	119,264
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class AS 4.07% due 12/15/2047(4)	410,000	428,794
New Orleans Hotel Trust FRS Series 2019-HNLA, Class C 4.09% (1 ML+1.59%) due 04/15/2032*(1)(4)	280,000	279,227

Octagon Investment Partners XXIII, Ltd. FRS Series 2015-1A, Class A1-R 3.45% (3 ML+ 0.85%) due 07/15/2027*(3)	365,000	363,856
OZLM, Ltd. FRS Series 2014-8A, Class A1RR 3.76% (3 ML+1.17%) due 10/17/2029*(3)	595,000	592,931
OZLM, Ltd. FRS Series 2014-8A, Class A2RR 4.39% (3 ML+1.80%) due 10/17/2029*(3)	395,000	394,391
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2I 4.26% due 09/05/2048*	980,075	997,158
RETL FRS Series 2019-RVP, Class A 3.62% (1 ML+1.15%) due 03/15/2036*(4)	375,841	376,544
Santander Drive Auto Receivables Trust Series 2018-2, Class A4 3.03% due 09/15/2022	355,000	355,792
Santander Retail Auto Lease Trust Series 2019-A, Class A3 2.77% due 06/20/2022*	445,000	445,246
Seasoned Credit Risk Transfer Trust VRS Series 2016-1, Class M1 3.00% due 09/25/2055*(5)(6)	75,000	72,217
Sequoia Mtg. Trust VRS Series 2018-CH1, Class A11 3.50% due 02/25/2048*(5)(6)	414,895	417,577
Sequoia Mtg. Trust VRS Series 2018-CH2, Class A3 4.00% due 06/25/2048*(5)(6)	719,066	731,915
Sequoia Mtg. Trust VRS Series 2018-CH4, Class A11 4.00% due 10/25/2048*(5)(6)	981,947	996,232
SLM Student Loan Trust FRS Series 2010-1, Class A 2.88% (1 ML+0.40%) due 03/25/2025	276,387	270,493
SLM Student Loan Trust FRS Series 2007-7, Class A4 2.91% (3 ML+0.33%) due 01/25/2022	754,049	741,100
SLM Student Loan Trust FRS Series 2008-9, Class A 4.08% (3 ML+1.50%) due 04/25/2023	63,766	64,548
SLM Student Loan Trust FRS Series 2008-5, Class A4 4.28% (3 ML+1.70%) due 07/25/2023	63,311	64,183
Sonic Capital LLC Series 2018-1A, Class A2 4.03% due 02/20/2048*	69,708	69,298
Starwood Mortgage Residential Trust VRS Series 2019-IMC1, Class A1 2.47% due 02/25/2049*(5)(6)	409,782	410,500
Synchrony Credit Card Master Note Trust Series 2017-2, Class A 2.62% due 10/15/2025	275,000	274,236
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(6)	76,038	74,904
Towd Point Mtg. Trust VRS Series 2016-1, Class A1B 2.75% due 02/25/2055*(6)	35,034	34,766
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(6)	51,801	51,252
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(6)	177,237	174,820
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(6)	1,121,732	1,105,741
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(6)	344,609	339,963
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(6)	632,961	627,503
Towd Point Mtg. Trust VRS Series 2018-1, Class A1 3.00% due 01/25/2058*(6)	183,684	181,988
Verus Securitization Trust VRS Series 2019-INV1, Class A1 3.40% due 12/25/2059*(5)(6)	450,308	454,176
Verus Securitization Trust VRS Series 2018-INV1, Class A1 3.63% due 03/25/2058*(5)(6)	335,855	337,869
Volvo Financial Equipment LLC Series 2017-1A, Class A3 1.92% due 03/15/2021*	100,097	99,682
Wells Fargo Commercial Mtg. Trust Series 2016-C34, Class A4 3.10% due 06/15/2049(4)	120,000	119,546
Wendy’s Funding LLC Series 2018-1A, Class A2I 3.57% due 03/15/2048*	246,875	244,809
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(4)	25,000	26,113
World Omni Auto Receivables Trust Series 2016-A, Class A3 1.77% due 09/15/2021	35,317	35,189

World Omni Auto Receivables Trust Series 2018-A, Class A2 2.19% due 05/17/2021	193,783	193,539
World Omni Auto Receivables Trust Series 2017-B, Class B 2.37% due 05/15/2024	710,000	702,052
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(4)	640,000	649,348

Total Asset Backed Securities (cost $31,908,227)		31,847,090

U.S. CORPORATE BONDS & NOTES - 8.4%
Advertising Agencies - 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	175,000	179,061
Omnicom Group, Inc. Senior Notes 3.60% due 04/15/2026	40,000	39,917
Omnicom Group, Inc. Senior Notes 3.65% due 11/01/2024	75,000	76,606

		295,584

Aerospace/Defense - 0.2%
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	990,000	993,363
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	400,000	410,765
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	200,000	217,176
Rockwell Collins, Inc. Senior Notes 3.20% due 03/15/2024	665,000	665,456

		2,286,760

Agricultural Chemicals - 0.0%
CVR Partners LP/CVR Nitrogen Finance Corp. Sec. Notes 9.25% due 06/15/2023*	365,000	381,881

Airlines - 0.2%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.65% due 12/15/2029	116,935	115,029
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	120,307	120,945
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1B, Class B 4.95% due 08/15/2026	445,254	456,645
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 5.25% due 07/15/2025	411,632	426,414
Delta Air Lines, Inc. Senior Notes 2.88% due 03/13/2020	780,000	779,341
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	359,076	342,055
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class A 3.45% due 01/07/2030	174,962	172,479

		2,412,908

Applications Software - 0.1%
Microsoft Corp. Senior Notes 1.85% due 02/06/2020	900,000	895,394
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	150,000	163,223

		1,058,617

Auto-Cars/Light Trucks - 0.4%
BMW US Capital LLC Company Guar. Notes 1.45% due 09/13/2019*	250,000	248,879
BMW US Capital LLC Company Guar. Notes 3.25% due 08/14/2020*	850,000	855,114
Daimler Finance North America LLC Company Guar. Notes 2.30% due 02/12/2021*	575,000	568,679
General Motors Co. Senior Notes 4.00% due 04/01/2025	550,000	553,430
General Motors Financial Co., Inc. Company Guar. Notes 3.15% due 01/15/2020	50,000	50,089
General Motors Financial Co., Inc. Senior Notes 3.55% due 07/08/2022	810,000	813,900
Hyundai Capital America Senior Notes 3.45% due 03/12/2021*	890,000	893,154
Toyota Motor Credit Corp. Senior Notes 1.40% due 05/20/2019	330,000	329,800
Toyota Motor Credit Corp. Senior Notes 2.95% due 04/13/2021	750,000	755,238
Volkswagen Group of America Finance LLC Company Guar. Notes 4.00% due 11/12/2021*	805,000	822,026

		5,890,309

Auto-Heavy Duty Trucks - 0.1%
PACCAR Financial Corp. Senior Notes 1.30% due 05/10/2019	160,000	159,954
PACCAR Financial Corp. Senior Notes 1.95% due 02/27/2020	430,000	427,528
PACCAR Financial Corp. Senior Notes 3.10% due 05/10/2021	625,000	629,462

		1,216,944

Auto/Truck Parts & Equipment-Replacement - 0.0%
Adient US LLC Senior Sec. Notes 7.00% due 05/15/2026*	40,000	40,950

Banks-Commercial - 0.4%
Branch Banking & Trust Co Senior Notes 1.45% due 05/10/2019	250,000	249,925
Capital One NA Senior Notes 1.85% due 09/13/2019	350,000	348,868
Capital One NA Senior Notes 2.35% due 01/31/2020	600,000	597,980
Citizens Bank NA Senior Bonds 2.25% due 03/02/2020	500,000	497,885
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	250,000	248,841
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	40,000	39,510
Fifth Third Bank Senior Notes 3.35% due 07/26/2021	805,000	816,170
KeyBank NA Senior Notes 1.60% due 08/22/2019	250,000	249,226
KeyBank NA Senior Notes 3.35% due 06/15/2021	770,000	780,526
Manufacturers & Traders Trust Co. Sub. Notes 3.40% due 08/17/2027	250,000	255,505
PNC Bank NA Senior Notes 1.45% due 07/29/2019	250,000	249,375
PNC Bank NA Senior Notes 3.50% due 06/08/2023	380,000	389,895
SunTrust Bank Senior Notes 3.50% due 08/02/2022	840,000	849,983

		5,573,689

Banks-Fiduciary - 0.0%
State Street Corp. Senior Notes 1.95% due 05/19/2021	250,000	246,596

Banks-Super Regional - 0.3%
Citibank NA Senior Notes 2.13% due 10/20/2020	650,000	644,535
Citibank NA Senior Notes 3.40% due 07/23/2021	600,000	608,769
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	545,000	554,164
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	975,000	970,206
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	765,000	766,464
Wells Fargo Bank NA Senior Notes 3.33% due 07/23/2021	600,000	603,618

		4,147,756

Beverages-Non-alcoholic - 0.0%
Dr Pepper Snapple Group, Inc. Company Guar. Notes 2.55% due 09/15/2026	140,000	128,923
Maple Escrow Subsidiary, Inc. Company Guar. Notes 3.55% due 05/25/2021*	390,000	394,460

		523,383

Broadcast Services/Program - 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 9.25% due 02/15/2024*	740,000	796,425

Building & Construction Products-Misc. - 0.0%
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*	200,000	204,000

Building Products-Cement - 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	11,000	11,467
Vulcan Materials Co. Senior Notes 4.50% due 06/15/2047	130,000	117,745

		129,212

Building-Heavy Construction - 0.0%
New Enterprise Stone & Lime Co., Inc. Senior Notes 10.13% due 04/01/2022*	530,000	542,853

Building-Mobile Home/Manufactured Housing - 0.0%
Williams Scotsman International, Inc. Senior Sec. Notes 6.88% due 08/15/2023*	540,000	549,450

Cable/Satellite TV - 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	373,000	389,598
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.50% due 02/01/2024	1,225,000	1,276,788
CSC Holdings LLC Senior Notes 7.75% due 07/15/2025*	350,000	376,141
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	455,000	407,225
Radiate Holdco LLC/Radiate Finance, Inc. Senior Notes 6.63% due 02/15/2025*	780,000	766,350
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	480,000	533,393

		3,749,495

Casino Hotels - 0.0%
MGM Resorts International Company Guar. Notes 5.75% due 06/15/2025	405,000	428,288

Cellular Telecom - 0.0%
Crown Castle Towers LLC Senior Sec. Notes 3.72% due 07/15/2043*	195,000	198,107

Chemicals-Specialty - 0.0%
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	400,000	413,380

Coal - 0.1%
Peabody Energy Corp. Senior Sec. Notes 6.38% due 03/31/2025*	610,000	605,425
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	385,000	388,369
Warrior Met Coal, Inc. Senior Sec. Notes 8.00% due 11/01/2024*	375,000	392,812

		1,386,606

Commercial Services - 0.0%
Weight Watchers International, Inc. Company Guar. Notes 8.63% due 12/01/2025*	430,000	374,100

Computer Services - 0.1%
DXC Technology Co. Senior Notes 2.88% due 03/27/2020	345,000	344,614
GCI LLC Senior Notes 6.88% due 04/15/2025	600,000	628,500

		973,114

Computers - 0.1%
Apple, Inc. Senior Notes 1.10% due 08/02/2019	250,000	249,085
Apple, Inc. Senior Notes 1.90% due 02/07/2020	400,000	398,025
Apple, Inc. Senior Notes 3.25% due 02/23/2026	265,000	268,888
Hewlett Packard Enterprise Co. Senior Notes 2.10% due 10/04/2019*	350,000	348,936

		1,264,934

Computers-Integrated Systems - 0.0%
NCR Corp. Company Guar. Notes 6.38% due 12/15/2023	370,000	380,175

Containers-Paper/Plastic - 0.1%
Crown Americas LLC/Crown Americas Capital Corp. V Company Guar. Notes 4.25% due 09/30/2026	400,000	389,500
Flex Acquisition Co., Inc. Senior Notes 6.88% due 01/15/2025*	430,000	400,975
Packaging Corp. of America Senior Notes 2.45% due 12/15/2020	385,000	381,955

		1,172,430

Cosmetics & Toiletries - 0.0%
Avon International Operations, Inc. Senior Sec. Notes 7.88% due 08/15/2022*	450,000	465,750

Data Processing/Management - 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	555,000	575,339

Diagnostic Equipment - 0.1%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	410,000	400,519

Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	300,000	291,206
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	70,000	70,119

		761,844

Diversified Banking Institutions - 0.7%
Bank of America Corp. FRS Senior Notes 3.25% (3 ML+0.65%) due 06/25/2022	850,000	851,887
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	800,000	800,678
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	150,000	151,359
Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	350,000	367,450
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	250,000	247,754
Citigroup, Inc. Senior Notes 2.90% due 12/08/2021	500,000	500,313
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	505,000	514,716
Citigroup, Inc. Sub. Notes 4.60% due 03/09/2026	175,000	184,124
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	500,000	492,814
Goldman Sachs Group, Inc. Senior Notes 3.00% due 04/26/2022	980,000	980,674
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025	125,000	126,752
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	140,000	139,662
JPMorgan Chase & Co. Senior Notes 2.78% due 04/25/2023	500,000	497,176
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	1,140,000	1,140,881
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	200,000	198,727
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	445,000	452,499
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	545,000	538,101
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	25,000	26,059
Morgan Stanley Senior Notes 2.38% due 07/23/2019	300,000	299,784
Morgan Stanley Senior Notes 3.13% due 07/27/2026	550,000	535,702
Morgan Stanley Senior Notes 3.97% due 07/22/2038	970,000	952,436
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	795,000	822,081
Morgan Stanley Senior Notes 4.30% due 01/27/2045	25,000	25,646

		10,847,275

Diversified Manufacturing Operations - 0.0%
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	150,000	149,103
General Electric Capital Corp. Senior Notes 3.15% due 09/07/2022	100,000	99,925

		249,028

E-Commerce/Products - 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	245,000	245,323
Amazon.com, Inc. Senior Notes 3.30% due 12/05/2021	50,000	51,090
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	385,000	396,661
Amazon.com, Inc. Senior Notes 5.20% due 12/03/2025	405,000	460,223

		1,153,297

E-Commerce/Services - 0.1%
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	850,000	868,691
Uber Technologies, Inc. Company Guar. Notes 8.00% due 11/01/2026*	710,000	757,925

		1,626,616

Electric-Distribution - 0.1%
Sempra Energy Senior Notes 2.40% due 02/01/2020	1,005,000	1,002,127

Electric-Generation - 0.0%
Vistra Operations Co LLC Company Guar. Notes 5.50% due 09/01/2026*	384,000	395,520

Electric-Integrated - 0.3%
Alabama Power Co. Senior Notes 3.75% due 03/01/2045	170,000	164,524
CMS Energy Corp. Senior Notes 3.00% due 05/15/2026	195,000	189,721
Dominion Energy, Inc. Junior Sub. Notes 2.58% due 07/01/2020	160,000	159,333
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	45,000	43,018
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	40,000	37,220
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	225,000	216,516
Eversource Energy Senior Notes 3.30% due 01/15/2028	170,000	168,647
Exelon Corp. Senior Notes 3.40% due 04/15/2026	245,000	245,653
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	120,000	120,048
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	410,000	542,088
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	550,000	574,309
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	900,000	892,212
Ohio Power Co. Senior Notes 5.38% due 10/01/2021	450,000	477,835
Ohio Power Co. Senior Notes 6.60% due 03/01/2033	255,000	325,305
Pacific Gas & Electric Co. Senior Notes 3.95% due 12/01/2047(13)	347,000	300,155
Pacific Gas & Electric Co. Senior Notes 4.00% due 12/01/2046(13)	10,000	8,675
Virginia Electric & Power Co. Senior Notes 4.00% due 01/15/2043	400,000	396,443

		4,861,702

Electric-Transmission - 0.1%
ITC Holdings Corp. Senior Notes 2.70% due 11/15/2022	640,000	633,845

Electronic Components-Semiconductors - 0.1%
Amkor Technology, Inc. Senior Notes 6.63% due 09/15/2027*	375,000	382,149
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022	800,000	795,228
Microchip Technology, Inc. Senior Sec. Notes 3.92% due 06/01/2021*	190,000	192,736

		1,370,113

Electronic Measurement Instruments - 0.0%
Agilent Technologies, Inc. Senior Notes 3.88% due 07/15/2023	75,000	77,389
Keysight Technologies, Inc. Senior Notes 3.30% due 10/30/2019	450,000	451,216

		528,605

Finance-Auto Loans - 0.0%
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026*	390,000	410,475

Finance-Credit Card - 0.2%
American Express Co. Senior Notes 3.70% due 11/05/2021	425,000	434,064
American Express Credit Corp. Senior Notes 2.20% due 03/03/2020	825,000	821,519
Discover Financial Services Senior Notes 3.75% due 03/04/2025	600,000	599,756
Discover Financial Services Senior Notes 3.85% due 11/21/2022	380,000	389,632
Visa, Inc. Senior Notes 2.15% due 09/15/2022	740,000	729,734
Visa, Inc. Senior Notes 4.15% due 12/14/2035	90,000	96,390

		3,071,095

Finance-Investment Banker/Broker - 0.0%
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	125,000	127,188

Finance-Leasing Companies - 0.1%
Air Lease Corp. Senior Notes 2.50% due 03/01/2021	365,000	362,782
Air Lease Corp. Senior Notes 3.63% due 04/01/2027	535,000	516,685

		879,467

Finance-Other Services - 0.1%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	45,000	45,043
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.90% due 03/15/2021	900,000	905,230

		950,273

Food-Misc./Diversified - 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 4.00% due 06/15/2023	600,000	616,903

Food-Retail - 0.0%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 7.50% due 03/15/2026*	350,000	371,000

Gambling (Non-Hotel) - 0.0%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	375,000	366,563

Gas-Distribution - 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	395,000	404,381
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	620,000	620,769
NiSource, Inc. Senior Notes 3.95% due 03/30/2048	425,000	405,201

		1,430,351

Gold Mining - 0.0%
Newmont Goldcorp Corp. Company Guar. Notes 3.63% due 06/09/2021*	424,000	427,428

Insurance Brokers - 0.1%
HUB International, Ltd. Senior Notes 7.00% due 05/01/2026*	390,000	393,412
Marsh & McLennan Cos., Inc. Senior Notes 3.30% due 03/14/2023	110,000	111,520
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	395,000	399,267
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	430,000	448,039

		1,352,238

Insurance-Life/Health - 0.3%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	540,000	531,136
Lincoln National Corp. Senior Notes 3.80% due 03/01/2028	795,000	812,316
Pricoa Global Funding I Sec. Notes 1.45% due 09/13/2019*	225,000	224,013
Pricoa Global Funding I Sec. Notes 2.45% due 09/21/2022*	700,000	692,030
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	375,000	377,144
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	1,000,000	1,029,704
Unum Group Senior Notes 3.00% due 05/15/2021	55,000	55,079

		3,721,422

Insurance-Multi-line - 0.1%
Acrisure LLC/Acrisure Finance, Inc. Senior Sec. Notes 8.13% due 02/15/2024*	395,000	413,022
Metropolitan Life Global Funding I Sec. Notes 2.05% due 06/12/2020*	240,000	238,425
Metropolitan Life Global Funding I Sec. Notes 3.45% due 10/09/2021*	610,000	620,696
Voya Financial, Inc. Company Guar. Notes 3.13% due 07/15/2024	575,000	569,567

		1,841,710

Insurance-Mutual - 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	115,000	119,469
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	510,000	530,265
MassMutual Global Funding II Sec. Notes 1.95% due 09/22/2020*	630,000	624,496
New York Life Global Funding Sec. Notes 1.50% due 10/24/2019*	305,000	303,410

		1,577,640

Insurance-Property/Casualty - 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 4.35% due 11/03/2045	75,000	81,635
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	200,000	200,537

		282,172

Investment Management/Advisor Services - 0.0%
Ameriprise Financial, Inc. Senior Notes 2.88% due 09/15/2026	285,000	278,247
Raymond James Financial, Inc. Senior Notes 3.63% due 09/15/2026	30,000	29,747

		307,994

Machinery-Construction & Mining - 0.1%
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	630,000	637,199

Machinery-Farming - 0.0%
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	525,000	523,047

Machinery-General Industrial - 0.1%
Roper Technologies, Inc. Senior Notes 3.00% due 12/15/2020	120,000	120,157
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	745,000	752,289
Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026	405,000	378,287

		1,250,733

Machinery-Material Handling - 0.0%
Cloud Crane LLC Sec. Notes 10.13% due 08/01/2024*	355,000	381,625

Medical Instruments - 0.1%
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	795,000	811,402
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	27,000	30,254

		841,656

Medical Products - 0.1%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	207,000	211,535
Abbott Laboratories Senior Notes 4.75% due 11/30/2036	395,000	439,658
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	635,000	632,327

		1,283,520

Medical-Biomedical/Gene - 0.1%
Baxalta, Inc. Company Guar. Notes 2.88% due 06/23/2020	14,000	13,984
Celgene Corp. Senior Notes 3.55% due 08/15/2022	570,000	580,853
Celgene Corp. Senior Notes 3.88% due 08/15/2025	70,000	72,187
Gilead Sciences, Inc. Senior Notes 1.85% due 09/20/2019	350,000	348,856
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	50,000	50,682

		1,066,562

Medical-Drugs - 0.1%
AbbVie, Inc. Senior Notes 2.30% due 05/14/2021	65,000	64,368
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	100,000	97,022
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	415,000	417,445
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	50,000	48,909
Bausch Health Cos, Inc. Company Guar. Notes 9.25% due 04/01/2026*	715,000	795,438
Bayer US Finance II LLC Company Guar. Notes 3.50% due 06/25/2021*	335,000	336,694

		1,759,876

Medical-Generic Drugs - 0.0%
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	570,000	591,261

Medical-HMO - 0.1%
Anthem, Inc. Senior Notes 2.50% due 11/21/2020	240,000	238,774
Centene Corp. Senior Notes 5.38% due 06/01/2026*	375,000	390,086
Humana, Inc. Senior Notes 2.63% due 10/01/2019	50,000	49,945

MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	385,000	387,002
UnitedHealth Group, Inc. Senior Notes 4.70% due 02/15/2021	25,000	25,760
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	100,000	100,559

		1,192,126

Medical-Hospitals - 0.3%
Baylor Scott & White Holdings Sec. Notes 3.97% due 11/15/2046	100,000	99,907
Centra Health, Inc. Notes 4.70% due 01/01/2048	900,000	921,221
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	500,000	478,733
Providence St Joseph Health Obligated Group Notes 3.93% due 10/01/2048	1,375,000	1,370,207
Stanford Health Care Notes 3.80% due 11/15/2048	420,000	419,631
Tenet Healthcare Corp. Senior Notes 7.00% due 08/01/2025	375,000	379,688
West Virginia United Health System Obligated Group Sec. Notes 4.92% due 06/01/2048	700,000	766,452

		4,435,839

Medical-Outpatient/Home Medical - 0.0%
Hadrian Merger Sub, Inc. Senior Notes 8.50% due 05/01/2026*	400,000	380,000

Metal-Iron - 0.0%
Cleveland-Cliffs, Inc. Senior Sec. Notes 4.88% due 01/15/2024*	125,000	125,000
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	285,000	283,632

		408,632

Networking Products - 0.0%
Cisco Systems, Inc. Senior Notes 1.40% due 09/20/2019	500,000	497,722

Non-Hazardous Waste Disposal - 0.0%
Republic Services, Inc. Senior Notes 3.38% due 11/15/2027	270,000	270,707

Oil & Gas Drilling - 0.0%
Nabors Industries, Inc. Company Guar. Notes 5.50% due 01/15/2023	100,000	95,250

Oil Companies-Exploration & Production - 0.2%
Bruin E&P Partners LLC Senior Notes 8.88% due 08/01/2023*	310,000	292,950
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 06/15/2027	375,000	366,667
Cimarex Energy Co. Senior Notes 4.38% due 06/01/2024	15,000	15,592
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	965,000	999,364
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	155,000	155,389
Hess Corp. Senior Notes 4.30% due 04/01/2027	185,000	186,605
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	400,000	397,000
Northern Oil and Gas, Inc. Sec. Notes 9.50% due 05/15/2023(16)	380,875	399,919
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	425,000	412,139
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	50,000	49,976

		3,275,601

Oil Refining & Marketing - 0.0%
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.50% due 02/15/2026	391,000	397,843

Paper & Related Products - 0.1%
International Paper Co. Senior Notes 4.80% due 06/15/2044	165,000	163,892
International Paper Co. Senior Notes 5.00% due 09/15/2035	500,000	521,020

		684,912

Pharmacy Services - 0.2%
CVS Health Corp. Senior Notes 3.50% due 07/20/2022	600,000	607,365
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	565,000	557,490
Express Scripts Holding Co. Company Guar. Notes 2.60% due 11/30/2020	675,000	671,247

Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	500,000	495,304
Express Scripts Holding Co. Company Guar. Notes 3.30% due 02/25/2021	50,000	50,341

		2,381,747

Pipelines - 0.2%
Boardwalk Pipelines LP Company Guar. Notes 4.45% due 07/15/2027	85,000	83,944
Cheniere Energy Partners LP Company Guar. Notes 5.63% due 10/01/2026*	480,000	495,821
EnLink Midstream LLC Company Guar. Notes 5.38% due 06/01/2029	115,000	115,436
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	350,000	346,938
Magellan Midstream Partners LP Senior Notes 4.25% due 09/15/2046	45,000	44,045
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	610,000	617,876
Spectra Energy Partners LP Company Guar. Notes 3.38% due 10/15/2026	185,000	182,238
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.88% due 01/15/2029*	335,000	361,800
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027*	220,000	235,675
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	140,000	145,346
Williams Partners LP Senior Notes 5.10% due 09/15/2045	405,000	415,022

		3,044,141

Racetracks - 0.0%
Churchill Downs, Inc. Company Guar. Notes 5.50% due 04/01/2027*	395,000	405,369

Radio - 0.0%
CBS Radio, Inc. Company Guar. Notes 7.25% due 11/01/2024*	400,000	414,000
Entercom Media Corp. Sec. Notes 6.50% due 05/01/2027*	45,000	45,900

		459,900

Real Estate Investment Trusts - 0.4%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.45% due 04/30/2025	1,035,000	1,038,259
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2027	45,000	45,707
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	350,000	356,080
Brixmor Operating Partnership LP Senior Notes 3.25% due 09/15/2023	235,000	232,573
Brixmor Operating Partnership LP Senior Notes 3.90% due 03/15/2027	280,000	275,761
Brixmor Operating Partnership LP Senior Notes 4.13% due 06/15/2026	115,000	115,701
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	35,000	35,268
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	150,000	150,392
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	350,000	366,825
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	145,000	144,529
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	85,000	85,319
Essex Portfolio LP Company Guar. Notes 3.38% due 04/15/2026	635,000	626,949
Federal Realty Investment Trust Senior Notes 2.75% due 06/01/2023	35,000	34,563
Highwoods Realty LP Senior Notes 3.63% due 01/15/2023	280,000	282,223
Iron Mountain, Inc. Company Guar. Notes 5.75% due 08/15/2024	385,000	387,888
Kilroy Realty LP Company Guar. Notes 3.45% due 12/15/2024	350,000	348,817
Kilroy Realty LP Company Guar. Notes 4.38% due 10/01/2025	15,000	15,585
Kimco Realty Corp. Senior Notes 3.30% due 02/01/2025	265,000	264,642
Regency Centers LP Company Guar. Notes 3.60% due 02/01/2027	140,000	140,325

SBA Tower Trust Mtg. Notes Series 2016-1 2.88% due 07/15/2046*	175,000	174,034
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/15/2044*	50,000	49,950
Ventas Realty LP Company Guar. Notes 3.25% due 10/15/2026	270,000	263,293
VEREIT Operating Partnership LP Company Guar. Notes 3.95% due 08/15/2027	345,000	341,442

		5,776,125

Rental Auto/Equipment - 0.0%
United Rentals North America, Inc. Company Guar. Notes 4.63% due 10/15/2025	405,000	401,963

Retail-Apparel/Shoe - 0.0%
The Men’s Wearhouse, Inc. Company Guar. Notes 7.00% due 07/01/2022	365,000	356,788

Retail-Auto Parts - 0.1%
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	48,649
AutoZone, Inc. Senior Notes 3.75% due 06/01/2027	1,000,000	1,015,955
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	430,000	427,035

		1,491,639

Retail-Leisure Products - 0.0%
Party City Holdings, Inc. Company Guar. Notes 6.63% due 08/01/2026*	390,000	386,595

Retail-Mail Order - 0.0%
QVC, Inc. Senior Sec. Notes 4.45% due 02/15/2025	120,000	119,917
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	75,000	76,725

		196,642

Retail-Restaurants - 0.1%
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	375,000	392,812
IRB Holding Corp. Company Guar. Notes 6.75% due 02/15/2026*	450,000	446,625

		839,437

Schools - 0.0%
George Washington University Notes 3.55% due 09/15/2046	45,000	42,292

Security Services - 0.0%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*	355,000	355,888

Steel-Producers - 0.1%
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	150,000	153,606
Nucor Corp. Senior Notes 3.95% due 05/01/2028	595,000	618,629

		772,235

Telecom Services - 0.0%
GTT Communications, Inc. Company Guar. Notes 7.88% due 12/31/2024*	425,000	400,563

Telecommunication Equipment - 0.1%
CommScope Finance LLC Senior Sec. Notes 6.00% due 03/01/2026*	215,000	227,631
CommScope Finance LLC Company Guar. Notes 8.25% due 03/01/2027*	530,000	572,400

		800,031

Telephone-Integrated - 0.2%
CB Escrow Corp. Senior Notes 8.00% due 10/15/2025*	575,000	524,687
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	370,000	397,288
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	740,000	757,112
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	350,000	374,339
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	725,000	793,394

		2,846,820

Television - 0.1%
AMC Networks, Inc. Company Guar. Notes 4.75% due 08/01/2025	275,000	273,512
AMC Networks, Inc. Company Guar. Notes 5.00% due 04/01/2024	110,000	111,375
Gray Television, Inc. Senior Notes 7.00% due 05/15/2027*	350,000	377,891

TEGNA, Inc. Company Guar. Notes 5.50% due 09/15/2024*	375,000	384,844

		1,147,622

Tobacco - 0.1%
Altria Group, Inc. Company Guar. Notes 3.49% due 02/14/2022	290,000	293,789
BAT Capital Corp. Company Guar. Notes 2.76% due 08/15/2022	510,000	502,767

		796,556

Toys - 0.0%
Mattel, Inc. Company Guar. Notes 6.75% due 12/31/2025*	385,000	385,120

Transport-Equipment & Leasing - 0.1%
GATX Corp. Senior Notes 2.60% due 03/30/2020	50,000	49,886
GATX Corp. Senior Notes 3.25% due 09/15/2026	375,000	358,190
GATX Corp. Senior Notes 3.50% due 03/15/2028	605,000	580,426

		988,502

Transport-Rail - 0.1%
CSX Corp. Senior Notes 4.25% due 03/15/2029	770,000	821,655

Veterinary Diagnostics - 0.0%
Elanco Animal Health, Inc. Senior Notes 3.91% due 08/27/2021*	120,000	122,051

Vitamins & Nutrition Products - 0.0%
HLF Financing SARL LLC/Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*	385,000	392,219

Total U.S. Corporate Bonds & Notes (cost $123,688,303)		124,428,937

FOREIGN CORPORATE BONDS & NOTES - 3.7%
Advertising Services - 0.0%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	100,000	100,082

Agricultural Chemicals - 0.1%
Nutrien, Ltd. Senior Notes 4.00% due 12/15/2026	110,000	112,064
Syngenta Finance NV Company Guar. Notes 3.70% due 04/24/2020*	515,000	516,962

		629,026

Auto-Cars/Light Trucks - 0.0%
Toyota Motor Corp. Senior Notes 3.18% due 07/20/2021	465,000	471,047

Auto/Truck Parts & Equipment-Original - 0.1%
Toyota Industries Corp. Senior Notes 3.11% due 03/12/2022*	725,000	732,848

Banks-Commercial - 0.9%
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	500,000	523,347
ANZ New Zealand International, Ltd. Company Guar. Notes 2.20% due 07/17/2020*	285,000	283,155
ANZ New Zealand International, Ltd. Company Guar. Notes 2.75% due 01/22/2021*	675,000	673,700
Bank of Montreal Senior Notes 1.50% due 07/18/2019	385,000	384,112
Bank of Montreal Senior Notes 3.10% due 04/13/2021	800,000	807,100
Barclays Bank PLC Senior Notes 2.65% due 01/11/2021	850,000	846,291
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	250,000	248,585
BPCE SA Sub. Notes 4.50% due 03/15/2025*	300,000	306,441
BPCE SA Sub. Notes 4.88% due 04/01/2026*	400,000	413,915
Cooperatieve Rabobank UA Senior Notes 3.13% due 04/26/2021	505,000	508,747
Danske Bank A/S Senior Notes 2.20% due 03/02/2020*	570,000	564,951
ING Groep NV Senior Notes 3.15% due 03/29/2022	265,000	266,089
ING Groep NV Senior Notes 3.55% due 04/09/2024	1,050,000	1,052,421
Intesa Sanpaolo SpA Senior Notes 3.13% due 07/14/2022*	415,000	406,524
Intesa Sanpaolo SpA Senior Notes 3.38% due 01/12/2023*	200,000	196,563

Nordea Bank AB Senior Notes 2.13% due 05/29/2020*	400,000	397,370
Royal Bank of Canada Senior Notes 1.50% due 07/29/2019	250,000	249,337
Santander UK Group Holdings PLC Senior Notes 2.88% due 08/05/2021	445,000	442,520
Santander UK PLC Senior Notes 2.35% due 09/10/2019	25,000	24,971
Santander UK PLC Senior Notes 3.75% due 11/15/2021	420,000	428,757
Skandinaviska Enskilda Banken AB Senior Notes 1.50% due 09/13/2019	500,000	497,911
Standard Chartered PLC FRS Senior Notes 3.81% (3 ML+1.13%) due 08/19/2019*	325,000	325,838
Svenska Handelsbanken AB Senior Notes 3.35% due 05/24/2021	520,000	525,933
Toronto-Dominion Bank Senior Notes 3.50% due 07/19/2023	750,000	770,340
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	55,000	54,304
United Overseas Bank, Ltd. Senior Notes 3.20% due 04/23/2021*	1,000,000	1,007,874
Westpac Banking Corp. Senior Notes 2.15% due 03/06/2020	1,100,000	1,095,383

		13,302,479

Banks-Money Center - 0.1%
BBVA Bancomer SA Senior Notes 4.38% due 04/10/2024*	600,000	618,000

Banks-Special Purpose - 0.1%
KFW Government Guar. Notes 2.13% due 03/07/2022	800,000	795,578
KFW Government Guar. Notes 2.75% due 07/15/2020	632,000	634,686

		1,430,264

Building Products-Cement - 0.0%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	55,000	54,104

Cable/Satellite TV - 0.1%
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	1,000,000	1,047,589
Ziggo Bond Finance BV Senior Notes 6.00% due 01/15/2027*	700,000	686,000

		1,733,589

Cellular Telecom - 0.2%
America Movil SAB de CV Senior Notes 3.63% due 04/22/2029	500,000	500,905
C&W Senior Financing DAC Senior Notes 7.50% due 10/15/2026*	320,000	332,000
Rogers Communications, Inc. Company Guar. Notes 4.35% due 05/01/2049	445,000	448,448
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	800,000	813,907

		2,095,260

Chemicals-Diversified - 0.0%
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	400,000	389,327

Chemicals-Specialty - 0.0%
Alpha 2 BV Senior Notes 8.75% due 06/01/2023*(9)	400,000	397,000

Containers-Metal/Glass - 0.0%
ARD Finance SA Senior Sec. Notes 7.13% due 09/15/2023(9)	350,000	350,438
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 7.25% due 05/15/2024*	200,000	210,710

		561,148

Diversified Banking Institutions - 0.6%
Banco Santander SA Senior Notes 3.13% due 02/23/2023	600,000	598,582
Bank of Nova Scotia Senior Notes 3.13% due 04/20/2021	740,000	746,767
Barclays PLC Senior Notes 3.25% due 01/12/2021	205,000	205,000
Barclays PLC Senior Notes 3.68% due 01/10/2023	315,000	315,119
Credit Agricole SA Senior Notes 3.75% due 04/24/2023*	600,000	609,403

Credit Agricole SA FRS Senior Notes 4.01% (3 ML+1.43%) due 01/10/2022*	275,000	278,796
Credit Suisse Group AG Senior Notes 3.00% due 12/14/2023*	320,000	316,178
HSBC Holdings PLC Senior Notes 2.65% due 01/05/2022	350,000	347,612
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	325,000	327,300
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	500,000	514,123
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.54% due 07/26/2021	1,035,000	1,051,978
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024	900,000	927,906
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.75% due 07/19/2023	1,235,000	1,271,749
UBS Group Funding Switzerland AG Company Guar. Notes 3.00% due 04/15/2021*	200,000	200,446
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	335,000	337,041

		8,048,000

Diversified Manufacturing Operations - 0.0%
Siemens Financieringsmaatschappij NV Company Guar. Notes 1.30% due 09/13/2019*	500,000	497,631

E-Commerce/Products - 0.1%
Alibaba Group Holding, Ltd. Senior Notes 4.00% due 12/06/2037	315,000	306,619
Alibaba Group Holding, Ltd. Senior Notes 4.00% due 12/06/2037	650,000	632,707

		939,326

Electric-Distribution - 0.1%
Ausgrid Finance Pty, Ltd. Senior Sec. Notes 3.85% due 05/01/2023*	480,000	489,412
State Grid Overseas Investment, Ltd. Company Guar. Notes 2.25% due 05/04/2020*	445,000	442,094
State Grid Overseas Investment, Ltd. Company Guar. Notes 3.75% due 05/02/2023*	510,000	522,235

		1,453,741

Electric-Integrated - 0.1%
Enel Finance International NV Company Guar. Notes 2.75% due 04/06/2023*	900,000	876,113

Finance-Leasing Companies - 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	150,000	150,266
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.13% due 07/03/2023	740,000	755,425
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	150,000	157,541

		1,063,232

Food-Dairy Products - 0.0%
Danone SA Senior Notes 2.95% due 11/02/2026*	450,000	434,123

Food-Misc./Diversified - 0.0%
Sigma Holdco BV Company Guar. Notes 7.88% due 05/15/2026*	525,000	497,438

Gambling (Non-Hotel) - 0.0%
Stars Group Holdings BV/Stars Group US Co-Borrower LLC Company Guar. Notes 7.00% due 07/15/2026*	361,000	377,245

Hazardous Waste Disposal - 0.0%
Hulk Finance Corp. Senior Notes 7.00% due 06/01/2026*	405,000	394,875

Insurance Brokers - 0.0%
Aon PLC Company Guar. Notes 3.88% due 12/15/2025	35,000	36,186
Aon PLC Company Guar. Notes 4.75% due 05/15/2045	350,000	365,781
Trinity Acquisition PLC Company Guar. Notes 3.50% due 09/15/2021	25,000	25,180

		427,147

Insurance-Life/Health - 0.1%
AIA Group, Ltd. Senior Notes 3.60% due 04/09/2029*	1,055,000	1,058,435

Internet Application Software - 0.1%
Tencent Holdings, Ltd. Senior Notes 2.99% due 01/19/2023*	265,000	263,124
Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*	645,000	635,365

		898,489

Medical-Drugs - 0.2%
Bausch Health Cos., Inc. Senior Sec. Notes 5.50% due 11/01/2025*	352,000	360,251
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	430,000	424,266
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	350,000	345,333
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 1.70% due 07/19/2019	1,190,000	1,184,370

		2,314,220

Medical-Generic Drugs - 0.0%
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/2021	330,000	324,225

Metal-Copper - 0.0%
First Quantum Minerals, Ltd. Company Guar. Notes 7.50% due 04/01/2025*	200,000	193,250

Metal-Diversified - 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	300,000	314,651

Multimedia - 0.0%
Thomson Reuters Corp. Senior Notes 3.35% due 05/15/2026	30,000	29,354

Oil & Gas Drilling - 0.1%
Ensign Drilling, Inc. Company Guar. Notes 9.25% due 04/15/2024*	430,000	430,714
Transocean, Inc. Company Guar. Notes 9.00% due 07/15/2023*	415,000	444,050

		874,764

Oil Companies-Exploration & Production - 0.2%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 01/15/2023	775,000	768,974
CNOOC Finance 2013, Ltd. Company Guar. Notes 3.00% due 05/09/2023	200,000	198,052
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 09/15/2026*	101,000	99,596
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	470,000	456,513
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*	885,000	904,596

		2,427,731

Oil Companies-Integrated - 0.1%
BP Capital Markets PLC Company Guar. Notes 1.77% due 09/19/2019	365,000	363,836
Petroleos Mexicanos Company Guar. Notes 5.38% due 03/13/2022	610,000	623,255
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021	250,000	258,725
Shell International Finance BV Company Guar. Notes 1.38% due 05/10/2019	200,000	199,948
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	250,000	254,718
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	40,000	43,206

		1,743,688

Paper & Related Products - 0.0%
Celulosa Arauco y Constitucion SA Senior Notes 3.88% due 11/02/2027	260,000	254,826

Pastoral & Agricultural - 0.0%
JBS Investments II GmbH Company Guar. Notes 7.00% due 01/15/2026*	380,000	395,390

Pharmacy Services - 0.1%
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023*	1,080,000	1,099,278

Pipelines - 0.0%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	240,000	243,910
Enbridge, Inc. Company Guar. Notes 4.00% due 10/01/2023	90,000	93,209
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	115,000	119,805
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	15,000	16,152

		473,076

Public Thoroughfares - 0.0%
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 3.38% due 03/22/2027*	90,000	86,224

Satellite Telecom - 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 8.50% due 10/15/2024*	365,000	361,350

Steel-Producers - 0.0%
ArcelorMittal Senior Notes 4.55% due 03/11/2026	365,000	378,163

Telecom Services - 0.1%
DKT Finance APS Senior Sec. Notes 9.38% due 06/17/2023*	1,225,000	1,326,063
Sable International Finance, Ltd. Senior Sec. Notes 5.75% due 09/07/2027*	510,000	506,175

		1,832,238

Tobacco - 0.0%
Imperial Brands Finance PLC Company Guar. Notes 2.95% due 07/21/2020*	600,000	598,469

Transport-Equipment & Leasing - 0.0%
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	165,000	163,949
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*	200,000	201,092
SMBC Aviation Capital Finance DAC Company Guar. Notes 4.13% due 07/15/2023*	200,000	205,589

		570,630

Transport-Services - 0.0%
Autoridad del Canal de Panama Senior Notes 4.95% due 07/29/2035*	300,000	324,828

Web Portals/ISP - 0.1%
Baidu, Inc. Senior Notes 3.88% due 09/29/2023	615,000	626,504

Total Foreign Corporate Bonds & Notes (cost $54,239,083)		54,702,828

U.S. GOVERNMENT AGENCIES - 8.8%
Federal Home Loan Mtg. Corp. - 0.2%
1.38% due 08/15/2019	895,000	892,190
3.00% due 12/01/2046	888,093	879,016
3.50% due 09/01/2042	31,469	31,917
3.50% due 11/01/2042	96,716	98,110
3.50% due 03/01/2044	97,117	98,513
3.50% due 03/01/2046	133,331	135,907
4.00% due 09/01/2045	12,163	12,538
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K057, Class A1 2.21% due 06/25/2025(4)	164,007	161,726
Series K068, Class A1 2.95% due 02/25/2027(4)	324,415	330,079
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4604, Class FH 2.97% (1 ML+0.50%) due 08/15/2046(5)	18,426	18,489
Series 4623, Class MF 2.97% (1 ML+0.50%) due 10/15/2046(5)	49,772	49,968
Series 4621, Class FK 2.97% (1 ML+0.50%) due 10/15/2046(5)	80,669	81,095
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk VRS Series 2018-SPI2, Class M1 3.82% due 05/25/2048*(5)(6)	415,555	416,228
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2019-HQA2, Class M1 3.18% (1 ML+0.70%) due 04/25/2049*(5)	135,000	135,000
Series 2016-DNA3, Class M2 4.48% (1 ML+2.00%) due 12/25/2028(5)	145,081	146,192

		3,486,968

Federal National Mtg. Assoc. - 6.2%
1.25% due 08/17/2021	870,000	849,893
1.50% due 02/28/2020	790,000	784,397
2.50% due 11/01/2031	198,634	196,800
2.50% due 01/01/2032	405,804	401,938
2.50% due 02/01/2032	331,670	328,405
2.50% due 05/01/2032	756,871	750,382
2.50% due 06/01/2032	677,169	670,364
2.50% due 05/01/2043	152,769	147,559
2.50% due 08/01/2046	387,644	372,855
2.50% due 10/01/2046	374,289	360,009
3.00% due 01/01/2031	16,314	16,406
3.00% due 10/01/2032	1,149,397	1,157,906
3.00% due 12/01/2032	2,325,105	2,338,509
3.00% due 02/01/2033	1,139,941	1,146,138
3.00% due 11/01/2033	390,890	393,861
3.00% due 11/01/2036	365,117	365,325
3.00% due 12/01/2036	95,848	95,927
3.00% due 10/01/2037	897,901	898,636
3.00% due 03/01/2038	402,328	401,911
3.00% due 01/01/2043	268,703	266,933
3.00% due 02/01/2043	395,830	393,219
3.00% due 05/01/2043	172,525	171,390
3.00% due 07/01/2043	33,365	33,161
3.00% due 08/01/2043	27,175	26,996
3.00% due 01/01/2044	747,885	742,945
3.00% due 03/01/2044	795,557	790,309

3.00% due 09/01/2045	305,735	303,100
3.00% due 03/01/2046	701,135	694,486
3.00% due 10/01/2046	2,062,499	2,042,635
3.00% due 11/01/2046	4,118,013	4,078,417
3.00% due 12/01/2046	1,079,758	1,069,719
3.00% due 01/01/2047	2,597,900	2,570,098
3.00% due 02/01/2047	389,671	387,015
3.00% due 08/01/2047	923,890	915,499
3.00% due 11/01/2047	1,607,551	1,591,724
3.00% due 11/01/2048	1,365,909	1,351,045
3.50% due 11/01/2031	753,936	772,636
3.50% due 11/01/2032	269,358	275,687
3.50% due 05/01/2033	540,554	552,069
3.50% due 02/01/2035	27,005	27,654
3.50% due 01/01/2036	239,115	244,855
3.50% due 06/01/2038	265,555	269,721
3.50% due 10/01/2041	33,791	34,362
3.50% due 07/01/2042	98,298	99,962
3.50% due 09/01/2042	97,916	99,734
3.50% due 10/01/2042	214,070	218,033
3.50% due 07/01/2043	21,003	21,407
3.50% due 10/01/2043	93,992	95,725
3.50% due 01/01/2044	2,578,264	2,625,995
3.50% due 07/01/2044	405,498	412,225
3.50% due 04/01/2045	429,269	434,874
3.50% due 05/01/2045	177,350	180,220
3.50% due 06/01/2045	217,893	221,420
3.50% due 07/01/2045	955,629	969,434
3.50% due 08/01/2045	759,778	770,753
3.50% due 11/01/2045	630,107	638,539
3.50% due 12/01/2045	659,917	669,255
3.50% due 01/01/2046	1,184,057	1,200,306
3.50% due 03/01/2046	2,827,791	2,864,047
3.50% due 04/01/2046	890,654	901,970
3.50% due 06/01/2046	1,569,771	1,598,993
3.50% due 09/01/2046	1,105,420	1,117,442
3.50% due 10/01/2046	528,894	535,124
3.50% due 02/01/2047	294,042	297,369
3.50% due 03/01/2047	2,042,164	2,071,009
3.50% due 04/01/2047	2,733,609	2,764,222
3.50% due 05/01/2047	1,254,680	1,266,963
3.50% due 08/01/2047	616,727	627,091
3.50% due 12/01/2047	21,757	21,972
3.50% due 01/01/2048	677,942	687,029
3.50% due May TBA	1,545,000	1,558,971
4.00% due 11/01/2040	552,411	571,747
4.00% due 12/01/2040	17,429	18,039
4.00% due 02/01/2041	706,389	731,061
4.00% due 03/01/2042	1,803,398	1,878,189
4.00% due 07/01/2044	1,036,994	1,070,507
4.00% due 06/01/2045	524,965	541,735
4.00% due 07/01/2045	787,676	812,806
4.00% due 09/01/2045	654,661	675,550
4.00% due 10/01/2045	329,150	339,652
4.00% due 11/01/2045	25,496	26,309
4.00% due 12/01/2045	513,027	535,316
4.00% due 03/01/2046	177,338	182,995
4.00% due 09/01/2046	26,402	27,244
4.00% due 01/01/2047	216,036	222,785
4.00% due 02/01/2047	512,929	529,195
4.00% due 03/01/2047	1,626,489	1,677,331
4.00% due 04/01/2047	1,693,744	1,746,689
4.00% due 05/01/2047	1,457,543	1,505,681
4.00% due 08/01/2047	2,900,351	2,992,997
4.00% due 03/01/2049	1,126,317	1,160,252
4.00% due May TBA	1,075,000	1,103,177
4.50% due 07/01/2040	213,981	225,767
4.50% due 01/01/2044	183,775	193,402
4.50% due 03/01/2046	1,331,539	1,401,102
4.50% due 09/01/2046	327,488	344,871
4.50% due 11/01/2047	557,799	591,240
4.50% due 05/01/2048	2,736,483	2,881,778
4.50% due 09/01/2048	972,215	1,015,413
4.50% due 11/01/2048	141,288	147,096
4.50% due 12/01/2048	444,051	463,514
5.00% due 10/01/2033	16,936	18,171
5.00% due 07/01/2035	1,269,144	1,361,651
5.00% due 05/01/2040	96,888	104,213
5.00% due 08/01/2048	655,163	690,440
5.00% due 02/01/2049	290,995	307,334
5.00% due May TBA	570,000	600,760
5.50% due 10/01/2035	18,058	19,885
5.50% due 05/01/2036	54,417	59,911
5.50% due 08/01/2037	1,303,259	1,434,805
5.50% due 05/01/2044	1,228,430	1,350,695
5.50% due 01/01/2047	515,557	566,349
6.00% due 09/01/2037	79,911	89,411
6.00% due 07/01/2041	592,258	662,676
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2018-C03, Class 1M1 3.16% (1 ML+0.68%) due 10/25/2030(5)	311,405	311,442
Series 2019-R03, Class 1M1 3.23% (1 ML + 0.75%) due 09/25/2031*(5)	427,541	428,072
Series 2016-C04, Class 1M1 3.93% (1 ML+1.45%) due 01/25/2029(5)	23,846	23,929
Series 2016-C03, Class 1M1 4.48% (1 ML+2.00%) due 10/25/2028(5)	13,452	13,548
Federal National Mtg. Assoc. REMIC Series 2018-44, Class PC 4.00% due 06/25/2044(5)	314,010	323,136
		90,232,848
Government National Mtg. Assoc. - 2.4%
3.00% due 03/20/2045	1,008,746	1,008,380
3.00% due 04/20/2046	118,515	118,472
3.00% due 06/20/2046	796,788	796,254
3.00% due 08/20/2046	2,246,998	2,246,182
3.00% due 09/20/2046	1,438,204	1,438,565
3.00% due 10/20/2046	102,119	102,082
3.00% due 11/20/2046	690,068	689,817
3.00% due May TBA	1,000,000	997,559
3.50% due 07/20/2042	384,180	391,927
3.50% due 08/20/2042	668,225	681,699

3.50% due 09/20/2042	89,296	91,096
3.50% due 05/20/2043	16,763	17,101
3.50% due 06/20/2043	329,512	336,157
3.50% due 10/20/2044	13,577	13,833
3.50% due 05/20/2045	14,490	14,746
3.50% due 02/20/2046	92,047	93,697
3.50% due 10/20/2046	938,122	955,559
3.50% due 02/20/2047	756,383	770,384
3.50% due 02/20/2048	2,155,961	2,188,703
3.50% due 02/20/2049	800,962	814,543
3.50% due May TBA	1,495,000	1,519,644
4.00% due 09/20/2045	401,130	414,988
4.00% due 05/20/2046	111,728	115,501
4.00% due 05/20/2047	2,080,292	2,143,027
4.00% due 07/20/2047	1,446,363	1,490,820
4.00% due 08/20/2047	493,125	507,996
4.00% due 03/20/2048	414,550	427,818
4.50% due 04/20/2041	15,773	16,586
4.50% due 07/20/2045	166,643	174,281
4.50% due 09/15/2045	85,375	89,920
4.50% due 12/20/2045	628,261	660,134
4.50% due 01/20/2046	103,911	109,174
4.50% due 07/20/2047	869,672	908,438
4.50% due 08/20/2047	1,677,686	1,752,383
4.50% due 09/20/2047	478,608	499,900
4.50% due 07/20/2048	118,309	123,073
4.50% due 09/20/2048	364,721	382,274
4.50% due May TBA	1,040,000	1,078,330
5.00% due 08/20/2042	81,511	87,117
5.00% due 07/20/2047	700,492	736,345
5.00% due 08/20/2047	110,276	115,915
5.00% due 09/20/2047	809,106	850,499
5.00% due 10/20/2047	38,940	41,302
5.00% due 11/20/2047	233,632	246,869
5.00% due 12/20/2047	825,256	867,228
5.00% due 01/20/2048	1,125,653	1,175,019
5.00% due 02/20/2048	199,597	209,084
5.00% due 05/20/2048	223,208	235,515
5.00% due 06/20/2048	118,073	126,168
5.00% due 07/20/2048	44,529	47,590
5.00% due 08/20/2048	172,499	180,704
5.00% due 09/20/2048	987,254	1,035,098
5.00% due 12/20/2048	421,394	441,487
5.00% due 01/20/2049	112,082	117,299
5.00% due May TBA	535,000	558,250
5.50% due 05/20/2048	707,813	747,503
5.50% due 12/20/2048	150,226	158,699
5.50% due 01/20/2049	107,320	113,368
5.50% due 03/20/2049	270,637	286,094
Government National Mtg. Assoc. REMIC
Series 2018-8, Class DA 3.00% due 11/20/2047(5)	246,606	246,725
Series 2017-184, Class JH 3.00% due 12/20/2047(5)	303,522	303,967
Government National Mtg. Assoc. REMIC FRS
Series 2018 -122, Class FE 2.78% (1 ML+0.30%) due 09/20/2048(5)	264,920	262,622
Series 2019 -21, Class FL 2.93% (1 ML+0.45%) due 02/20/2049(5)	327,708	328,110
Series 2019 -23, Class NF 2.93% (1 ML+0.45%) due 02/20/2049(5)	258,316	258,728
		35,958,348
Total U.S. Government Agencies (cost $129,940,847)		129,678,164
U.S. GOVERNMENT TREASURIES - 5.6%
United States Treasury Bonds - 2.6%
0.63% due 02/15/2043 TIPS(10)	50,568	47,202
0.75% due 02/15/2042 TIPS(10)	139,703	135,129
0.75% due 02/15/2045 TIPS(10)	19,319	18,414
0.88% due 02/15/2047 TIPS(10)	117,893	115,646
1.00% due 02/15/2046 TIPS(10)	158,080	159,755
1.00% due 02/15/2049 TIPS(10)	29,128	29,562
1.38% due 02/15/2044 TIPS(10)	24,942	27,345
1.75% due 01/15/2028 TIPS(10)	23,766	26,196
2.13% due 02/15/2040 TIPS(10)	50,282	62,376
2.13% due 02/15/2041 TIPS(10)	49,627	61,919
2.25% due 08/15/2046	1,445,000	1,258,279
2.50% due 01/15/2029 TIPS(10)	88,289	104,385
2.50% due 02/15/2046	1,545,000	1,420,314
2.75% due 08/15/2047	2,740,000	2,638,641
2.88% due 11/15/2046	1,875,000	1,855,444
3.00% due 11/15/2045	1,025,000	1,039,935
3.00% due 05/15/2047	3,535,000	3,580,707
3.00% due 02/15/2048	3,400,000	3,438,250
3.00% due 08/15/2048	3,000,000	3,033,633
3.13% due 11/15/2041	5,480,000	5,716,753
3.13% due 02/15/2043	1,655,000	1,719,131
3.50% due 02/15/2039	820,000	913,307
3.88% due 04/15/2029 TIPS(10)	106,235	139,998
3.88% due 08/15/2040	1,900,000	2,222,109
4.50% due 05/15/2038(12)	6,225,000	7,872,680
4.75% due 02/15/2037	50,000	64,580
5.38% due 02/15/2031	860,000	1,105,973
		38,807,663
United States Treasury Notes - 3.0%
0.13% due 04/15/2021 TIPS(10)	257,531	255,509
0.13% due 01/15/2022 TIPS(10)	191,732	190,199
0.13% due 07/15/2022 TIPS(10)	196,730	195,813
0.13% due 01/15/2023 TIPS(10)	175,194	173,433
0.13% due 07/15/2026 TIPS(10)	319,499	312,096
0.25% due 01/15/2025 TIPS(10)	456,386	451,587
0.38% due 07/15/2025 TIPS(10)	111,906	111,771
0.38% due 01/15/2027 TIPS(10)	71,252	70,493
0.38% due 07/15/2027 TIPS(10)	147,748	146,344
0.50% due 01/15/2028 TIPS(10)	147,547	147,029
0.63% due 07/15/2021 TIPS(10)	241,110	243,139

0.63% due 04/15/2023 TIPS(10)	183,152	184,601
0.63% due 01/15/2026 TIPS(10)	123,492	124,628
0.75% due 07/15/2028 TIPS(10)	187,278	191,200
1.13% due 01/15/2021 TIPS(10)	192,947	195,248
1.25% due 07/15/2020 TIPS(10)	107,310	108,702
1.38% due 01/15/2020 TIPS(10)	169,470	170,748
2.25% due 08/15/2027(12)	5,490,000	5,402,718
2.50% due 02/28/2026	108,000	108,738
2.63% due 02/28/2023	600,000	607,969
2.75% due 08/31/2023	12,495,000	12,738,067
2.75% due 02/15/2024(12)	13,900,000	14,191,031
2.75% due 02/15/2028	7,350,000	7,505,900
3.13% due 11/15/2028	10,500	11,050

		43,838,013

Total U.S. Government Treasuries (cost $81,702,743)		82,645,676

MUNICIPAL BONDS & NOTES - 0.5%
Bay Area Toll Authority Revenue Bonds 6.91% due 10/01/2050	600,000	908,730
California State Public Works Board Revenue Bonds 7.80% due 03/01/2035	300,000	414,429
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	500,000	654,035
Detroit City School District General Obligation Bonds 6.65% due 05/01/2029	295,000	362,546
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 2.64% due 07/01/2021	50,000	50,079
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds 5.72% due 12/01/2038	375,000	464,528
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	1,091,000	1,320,896
New York State Dormitory Authority Revenue Bonds Series B 3.88% due 07/01/2046	200,000	196,102
Northern California Power Agency Revenue Bonds 7.31% due 06/01/2040	300,000	409,248
San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	285,000	283,803
South Carolina Public Service Authority Revenue Bonds Series D 2.39% due 12/01/2023	145,000	141,144
State of California General Obligation Bonds 7.50% due 04/01/2034	300,000	431,184
State of California General Obligation Bonds 7.63% due 03/01/2040	620,000	943,702
State of Wisconsin Revenue Bonds 3.95% due 05/01/2036	850,000	875,100

Total Municipal Bonds & Notes (cost $7,288,404)		7,455,526

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Regional Authority - 0.4%
Province of Alberta, Canada Senior Notes 1.90% due 12/06/2019	550,000	547,927
Province of Alberta, Canada Senior Notes 2.20% due 07/26/2022	850,000	842,763
Province of Alberta, Canada Senior Notes 3.30% due 03/15/2028	555,000	572,296
Province of Manitoba, Canada Senior Notes 3.05% due 05/14/2024	150,000	153,090
Province of Ontario, Canada Senior Notes 2.40% due 02/08/2022	1,000,000	998,246
Province of Ontario, Canada Senior Notes 2.55% due 02/12/2021	1,505,000	1,506,841
Province of Quebec, Canada Senior Notes 2.88% due 10/16/2024	25,000	25,387
Province of Quebec, Canada Notes 3.50% due 07/29/2020	1,100,000	1,113,789

		5,760,339

Sovereign - 0.1%
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	296,000	315,610
Republic of Indonesia Senior Notes 4.88% due 05/05/2021	200,000	206,769
Republic of Poland Senior Notes 3.25% due 04/06/2026	110,000	112,200

United Mexican States Senior Bonds 4.13% due 01/21/2026	850,000	864,288

		1,498,867

Total Foreign Government Obligations (cost $7,269,632)		7,259,206

LOANS(7)(8)(14) - 0.2%
Auto-Heavy Duty Trucks - 0.0%
Navistar, Inc. FRS BTL-B 5.99% (1 ML+3.50%) due 11/06/2024	389,015	388,408

Auto/Truck Parts & Equipment-Original - 0.0%
Panther BF Aggregator 2 LP FRS BTL-B Coupon TBD due 03/18/2026	390,000	390,975

Commercial Services-Finance - 0.1%
Financial & Risk US Holdings, Inc. FRS BTL 6.23% (1 ML+3.75%) due 10/01/2025	403,988	399,779

Containers-Metal/Glass - 0.0%
BWAY Corp. FRS BTL-B 5.85% (3 ML+3.25%) due 04/03/2024	389,010	383,953

Gambling (Non-Hotel) - 0.0%
Scientific Games International, Inc. FRS BTL-B5 5.23% (1 ML+2.75%) due 08/14/2024	398,992	397,995

Medical Labs & Testing Services - 0.1%
Envision Healthcare Corp. FRS 1st Lien 6.23% (1 ML+3.75%) due 10/11/2025	478,800	462,042

Oil Companies-Exploration & Production - 0.0%
California Resources Corp. FRS 1st Lien 7.23% (1 ML+4.75%) due 12/31/2022	375,000	362,110

Retail-Major Department Stores - 0.0%
Neiman Marcus Group, Ltd. LLC FRS BTL 5.72% (1 ML+3.25%) due 10/25/2020	213,312	197,008

Telephone-Integrated - 0.0%
Frontier Communications Corp. FRS BTL-B1 6.24% (1 ML+3.75%) due 06/15/2024	399,705	389,412

Theaters - 0.0%
AMC Entertainment Holdings, Inc. FRS BTL-B Coupon TBD due 04/22/2026	280,000	280,557

Total Loans (cost $3,692,478)		3,652,239

OPTIONS – PURCHASED(15) - 0.1%
Exchange-Traded Put Options-Purchased (cost $4,244,023)	1,923	2,153,760

REGISTERED INVESTMENT COMPANIES - 0.1%
Altaba, Inc.† (cost $523,125)	10,126	763,399

Total Long-Term Investment Securities (cost $1,197,390,088)		1,316,623,832

SHORT-TERM INVESTMENT SECURITIES - 11.7%
Registered Investment Companies - 11.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.37%(11) (cost $174,468,711)	174,468,711	174,468,711

TOTAL INVESTMENTS (cost $1,371,858,799)	100.6%	1,491,092,543
Liabilities in excess of other assets	(0.6)	(8,444,389)

NET ASSETS	100.0%	$1,482,648,154

FORWARD SALES CONTRACTS - (0.1)%
U.S. Government Agencies - (0.1)%
Federal National Mortage Assoc.
4.50% due May TBA	$(285,000)	$(296,550)

Total Forward Sales Contracts (proceeds $(296,266))

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2019, the aggregate value of these securities was $85,838,533 representing 5.8% of net assets.

(1)	Securities classified as Level 3 (see Note 1).

(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd.
Class C	6/8/2018	57,396	$321,992	$321,992	$5.61	0.02%
Venture Global LNG, Inc.
Series C	10/16/2017	3	11,313	15,600	5,200.00	0.00%
Convertible Preferred Securities
Farmers Business Network, Inc.
Series D	11/3/2017	563	10,396	13,123	23.31	0.00%

				$350,715		0.02%

(3)	Collateralized Loan Obligation
(4)	Commercial Mortgage Backed Security
(5)	Collateralized Mortgage Obligation
(6)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(7)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(8)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund/Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(9)	PIK (“Payment-in-Kind”) security - Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(10)	Principal amount of security is adjusted for inflation.
(11)	The rate shown is the 7-day yield as of April 30, 2019.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(13)	Security in default of interest.
(14)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(15)	Purchased Options:
(16)

PIK (“Payment-in-Kind”) security - Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.

Exchanged Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at 04/30/2019	Unrealized Appreciation (Depreciation)
S&P 500 Index	September 2019	$2,350	1,923	$566,483,109	$4,244,023	$2,153,760	$(2,090,263)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

ADR - American Depositary Receipt

BTL - Bank Term Loan

CLO - Collateralized Loan Obligation

CVA - Certification Van Aandelen (Dutch Cert.)

Euronext Amsterdam - Euronext Stock Exchange, Amsterdam

Euronext Paris - Euronext Stock Exchange, Paris

FRS - Floating Rate Security

MICEX-RTS - Moscow Interbank Currency Exchange- Russia Trading System

MOEX - Moscow Exchange Russia Index

REMIC - Real Estate Mortgage Investment Conduit

RSP - Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR - Swedish Depositary Receipt

TBA -

Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS - Treasury Inflation Protected Securities

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
934	Long	MSCI EAFE Index	June 2019	85,551,501	89,523,900	$3,972,399
1709	Long	S&P 500 E-Mini Index	June 2019	237,293,980	251,949,325	14,655,345
2	Long	U.S. 10 Year Ultra Long Bond	June 2019	262,374	263,562	1,188
286	Short	U.S. Treasury 5 Year Notes	June 2019	32,913,047	33,073,219	(160,172)
63	Short	U.S. Treasury 2 Year Notes	June 2019	13,400,892	13,419,492	(18,600)
223	Short	U.S. Treasury 10 Year Notes	June 2019	27,343,190	27,578,828	(235,638)
50	Short	U.S. Treasury Long Bonds	June 2019	7,268,636	7,373,437	(104,801)
62	Short	U.S. Treasury Ultra Long Bond	June 2019	10,004,490	10,185,437	(180,947)

						$17,928,774

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Exchange-Traded Written Put Options on Futures

Issue	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Received	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
CBOT U.S. Treasury Long Bond	June 2019	$145	1	$14,747	$545	$562	$(17)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Exchange-Traded Written Call Options on Futures

Issue	Expiration Moth	Strike Price	No. of Contracts	Notional Amount*	Premiums Received	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
CBOT U.S. Treasury Long Bond	June 2019	$149	1	$14,747	$639	$563	$76

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diamonds/Precious Stones	$36,484	$35,368		—	$71,852
Diversified Financial Services	—	—		321,992	321,992
Oil Companies-Exploration & Production	10,263,488	—		15,600	10,279,088
Other Industries	803,689,364	55,505,699	**	—	859,195,063
Convertible Preferred Securities:
E-Commerce/Services	—	—		13,123	13,123
Electric-Distribution	313,509	178,834		—	492,343
Other Industries	1,450,796	—		—	1,450,796
Preferred Securities	212,750	—		—	212,750
Asset Backed Securities	—	31,567,863		279,227	31,847,090
U.S. Corporate Bonds & Notes	—	124,428,937		—	124,428,937
Foreign Corporate Bonds & Notes	—	54,702,828		—	54,702,828
U.S. Government Agencies	—	129,678,164		—	129,678,164
U.S. Government Treasuries	—	82,645,676		—	82,645,676
Municipal Bonds & Notes	—	7,455,526		—	7,455,526
Foreign Government Obligations	—	7,259,206		—	7,259,206
Loans	—	3,652,239		—	3,652,239
Exchange-Traded Put Options - Purchased	2,153,760	—		—	2,153,760
Registered Investment Companies	763,399	—		—	763,399
Short-Term Investment Securities	174,468,711	—		—	174,468,711

Total Investments at Value	$993,352,261	$497,110,340		$629,942	$1,491,092,543

Other Financial Instruments:†
Exchange-Traded Written Call Options on Futures	$76	$—		$—	$76
Futures Contracts	18,628,932	—		—	18,628,932

Total Other Financial Instruments	$18,629,008	$—		$—	$18,629,008

LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$296,550		$—	$296,550

Other Financial Instruments:†
Exchange-Traded Written Put Options on Futures	$17	$—		$—	$17
Futures Contracts	700,158	—		—	700,158

Total Other Financial Instruments	$700,175	$—		$—	$700,175

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (See Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and at the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Templeton Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 98.1%
Canada - 2.4%
Husky Energy, Inc.	463,800	$5,033,703
Wheaton Precious Metals Corp.	621,600	13,446,270

		18,479,973

Cayman Islands - 4.4%
Baidu, Inc. ADR†	69,830	11,607,841
CK Asset Holdings, Ltd.	1,258,284	10,105,024
CK Hutchison Holdings, Ltd.	1,177,284	12,365,924

		34,078,789

China - 3.3%
China Telecom Corp., Ltd.	26,087,383	13,501,272
Shanghai Pharmaceuticals Holding Co., Ltd.	2,088,000	4,370,406
Sinopharm Group Co., Ltd.	1,870,000	7,341,933

		25,213,611

Denmark - 2.7%
AP Moller - Maersk A/S, Series B	6,968	9,078,091
Drilling Co. of 1972 AS†	13,350	1,024,871
Vestas Wind Systems A/S	122,239	11,055,373

		21,158,335

France - 13.3%
AXA SA	297,262	7,916,802
BNP Paribas SA	491,030	26,132,591
Cie de Saint-Gobain	264,399	10,806,284
Cie Generale des Etablissements Michelin SCA	75,924	9,805,760
Sanofi	179,756	15,623,102
TOTAL SA	270,902	15,053,943
Veolia Environnement SA	756,158	17,861,139

		103,199,621

Germany - 11.6%
Bayer AG	157,349	10,472,485
Deutsche Telekom AG	906,083	15,156,549
E.ON SE	1,475,373	15,832,927
Fresenius Medical Care AG & Co. KGaA	98,738	8,301,415
Infineon Technologies AG	429,464	10,127,471
Merck KGaA	108,631	11,560,235
Siemens AG	114,148	13,665,758
Telefonica Deutschland Holding AG	1,448,136	4,703,771

		89,820,611

Hong Kong - 2.1%
China Mobile, Ltd.	1,408,000	13,416,276
Swire Pacific, Ltd., Class A	196,000	2,480,981

		15,897,257

Ireland - 4.0%
Bank of Ireland Group PLC	1,728,331	11,030,048
CRH PLC	602,797	20,235,597

		31,265,645

Israel - 1.5%
Teva Pharmaceutical Industries, Ltd. ADR†	747,142	11,371,501

Italy - 3.1%
Eni SpA	958,168	16,354,507
UniCredit SpA	543,040	7,509,882

		23,864,389

Japan - 14.2%
Astellas Pharma, Inc.	919,100	12,490,216
Ezaki Glico Co., Ltd.	176,800	9,282,356
IHI Corp.	146,200	3,481,096
Kirin Holdings Co., Ltd.	666,400	15,023,729
Mitsui Fudosan Co., Ltd.	369,500	8,542,365
Panasonic Corp.	846,800	7,796,380
Ryohin Keikaku Co., Ltd.	7,100	1,342,468
Seven & i Holdings Co., Ltd.	216,700	7,518,505
Sumitomo Metal Mining Co., Ltd.	251,500	7,935,284
Sumitomo Mitsui Financial Group, Inc.	376,100	13,631,875
Sumitomo Rubber Industries, Ltd.	269,700	3,297,910
Suntory Beverage & Food, Ltd.	175,700	7,740,108
Takeda Pharmaceutical Co., Ltd.	330,402	12,249,239

		110,331,531

Luxembourg - 1.7%
SES SA FDR	588,665	10,015,947
Tenaris SA	227,402	3,157,571

		13,173,518

Netherlands - 5.0%
Akzo Nobel NV	50,563	4,293,060
ING Groep NV	1,678,529	21,379,249
NXP Semiconductors NV	126,000	13,308,120

		38,980,429

Norway - 1.3%
Yara International ASA	227,930	10,279,696

Singapore - 1.5%
Singapore Telecommunications, Ltd.	4,832,300	11,262,695

South Korea - 5.5%
Hana Financial Group, Inc.	322,748	10,167,467
KB Financial Group, Inc. ADR	284,236	11,235,849
Samsung Electronics Co., Ltd. GDR†*	21,713	21,409,018

		42,812,334

Switzerland - 3.9%
Novartis AG	86,270	7,045,024
Roche Holding AG	71,715	18,904,410
UBS Group AG	304,543	4,084,185

		30,033,619

Taiwan - 1.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,514,000	12,689,751

Thailand - 1.0%
Bangkok Bank PCL	1,223,700	8,011,067

United Kingdom - 14.0%
BAE Systems PLC	1,815,839	11,697,202
BP PLC	2,356,897	17,180,274
HSBC Holdings PLC ADR	385,697	16,804,818
Kingfisher PLC	3,335,437	11,486,794
Royal Dutch Shell PLC, Class B ADR	237,732	15,426,430
Standard Chartered PLC	2,345,116	21,406,223

Vodafone Group PLC	7,596,519	14,066,325

		108,068,066

Total Long-Term Investment Securities (cost $736,052,501)		759,992,438

REPURCHASE AGREEMENTS - 1.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 04/30/2019, to be repurchased 05/01/2019 in the amount of $15,070,209 collateralized by $15,005,000 of United States Treasury Notes, bearing interest at 2.75% due 07/31/2023 and having an approximate value of $15,375,488 (cost $15,070,000)	$15,070,000	15,070,000

TOTAL INVESTMENTS (cost $751,122,501)	100.0%	775,062,438
Liabilities in excess of other assets	(0.0)	(330,910)

NET ASSETS	100.0%	$774,731,528

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2019, the aggregate value of these securities was $21,409,018 representing 2.8% of net assets.

ADR - American Depositary Receipt

FDR - Fiduciary Depositary Receipt

GDR - Global Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$649,660,907	$110,331,531	**	$—	$759,992,438
Repurchase Agreements	—	15,070,000		—	15,070,000

Total Investments at Value	$649,660,907	$125,401,531		$—	$775,062,438

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (see Note 1).

Industry Allocation*

Medical-Drugs	11.4%
Oil Companies-Integrated	8.9
Diversified Banking Institutions	8.9
Banks-Commercial	8.0
Electronic Components-Semiconductors	4.1
Cellular Telecom	3.6
Semiconductor Components-Integrated Circuits	3.3
Telecom Services	3.2
Diversified Financial Services	2.7
Building Products-Cement	2.6
Telephone-Integrated	2.6
Real Estate Operations & Development	2.4
Water	2.3
Electric-Generation	2.0
Repurchase Agreements	1.9
Brewery	1.9
Diversified Operations	1.9
Diversified Manufacturing Operations	1.8
Precious Metals	1.7
Rubber-Tires	1.7
Aerospace/Defense	1.5
Web Portals/ISP	1.5
Retail-Building Products	1.5
Medical-Generic Drugs	1.5
Energy-Alternate Sources	1.4
Building & Construction Products-Misc.	1.4
Agricultural Chemicals	1.3
Satellite Telecom	1.3
Food-Confectionery	1.2
Transport-Marine	1.2
Dialysis Centers	1.1
Diversified Minerals	1.0
Insurance-Multi-line	1.0
Audio/Video Products	1.0
Beverages-Non-alcoholic	1.0
Food-Retail	1.0
Medical-Wholesale Drug Distribution	1.0
Retail-Drug Store	0.6
Coatings/Paint	0.5
Aerospace/Defense-Equipment	0.4
Steel Pipe & Tube	0.4
Retail-Misc./Diversified	0.2
Oil & Gas Drilling	0.1

100.0%

*	Calculated as a percentage of net assets

SunAmerica Series Trust

SA VCP Dynamic Allocation Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# - 80.8%
Domestic Equity Investment Companies - 47.2%
Anchor Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	6,384,522	$332,186,692
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	10,028,136	186,723,896
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	14,222,539	213,622,543
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	23,071,971	359,461,312
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	5,021,948	99,685,668
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	8,564,473	138,830,108
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	6,811,396	92,634,987
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	13,809,314	326,590,284
SunAmerica Series Trust SA AB Growth Portfolio, Class 1†	7,866,587	374,213,537
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	2,161,176	28,527,523
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	4,544,144	92,200,689
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	12,111,275	117,479,371
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	5,983,933	92,631,283
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	11,488,464	417,375,911
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	5,211,317	100,943,211
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	8,575,275	147,151,727
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	46,298,849	1,093,578,815
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	9,105,562	146,235,332
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	11,935,300	253,983,193
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	27,912,056	382,116,040
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	13,998,332	346,738,685
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	7,992,727	90,157,956
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	7,968,643	90,045,665
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1	2,147,559	48,899,922

Total Domestic Equity Investment Companies (cost $5,069,916,849)		5,572,014,350

Domestic Fixed Income Investment Companies - 23.6%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	32,486,443	490,220,429
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	56,893,096	663,373,495
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	21,612,838	206,402,608
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	10,660,255	114,064,727
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	28,682,135	380,611,925
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	16,048,111	163,209,288
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	13,021,606	130,346,276
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	63,181,259	567,999,518
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	12,823,510	72,452,833

Total Domestic Fixed Income Investment Companies (cost $2,795,221,415)		2,788,681,099

International Equity Investment Companies - 9.7%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	24,357,940	225,067,361
SunAmerica Series Trust SA Emerging Markets Equity Index, Class 1	2,997,276	43,040,884
SunAmerica Series Trust SA International Index Portfolio, Class 1	12,794,960	139,976,863
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	6,675,755	54,741,194
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	13,548,909	265,558,618
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	23,024,562	237,152,990
SunAmerica Series Trust SA Templeton Foreign Value Portfolio, Class 1	12,518,775	180,019,989

Total International Equity Investment Companies (cost $1,084,658,861)		1,145,557,899

International Fixed Income Investment Companies - 0.3%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $39,248,726)	3,548,862	37,972,819

Total Affiliated Registered Investment Companies (cost $8,989,045,851)		9,544,226,167

U.S. GOVERNMENT TREASURIES - 14.9%
United States Treasury Bonds - 0.4%
6.13% due 11/15/2027	17,066,000	21,836,480
6.38% due 08/15/2027	16,086,000	20,783,615
6.75% due 08/15/2026	2,782,000	3,582,260

		46,202,355

United States Treasury Notes - 14.5%
1.50% due 08/15/2026(1)	165,105,600	155,005,780
1.63% due 05/15/2026	37,312,900	35,434,137
2.00% due 11/15/2026	180,091,700	174,808,541
2.25% due 02/15/2027	182,615,500	180,154,471
2.25% due 08/15/2027(1)	137,523,500	135,337,091
2.25% due 11/15/2027	135,271,300	132,956,892
2.38% due 05/15/2027	148,582,000	147,804,265
2.63% due 02/15/2029	170,058,800	171,792,602
2.75% due 02/15/2028	92,391,300	94,351,006
2.88% due 05/15/2028	154,664,500	159,467,558
2.88% due 08/15/2028	152,956,000	157,741,850
3.13% due 11/15/2028	155,906,100	164,078,991

		1,708,933,184

Total U.S. Government Treasuries (cost $1,740,305,455)		1,755,135,539

OPTIONS - PURCHASED - 0.7%
Over the Counter Put Options - Purchased(3) (cost $112,066,045)	3,120,000	89,459,649

Total Long-Term Investment Securities (cost $10,841,417,351)		11,388,821,355

SHORT-TERM INVESTMENT SECURITIES - 3.8%
Registered Investment Companies - 3.8%
AllianceBernstein Government STIF Portfolio, Class AB 2.50%(2) (cost $444,953,541)	444,953,541	444,953,541

TOTAL INVESTMENTS (cost $11,286,370,892)	100.2%	11,833,774,896
Liabilities in excess of other assets	(0.2)	(21,426,776)

NET ASSETS	100.0%	$11,812,348,120

†	Non-income producing security
@

The SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

STIF - Short Term Index Fund

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of April 30, 2019.
(3)	Purchased Options:

Over the Counter Put Options - Purchased

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at April 30, 2019	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	CitiBank N.A.	September 2019	$2,475	400,000	$1,178,332,000	$14,184,800	$6,805,701	$(7,379,099)
S&P 500 Index	UBS AG	September 2019	2,475	530,000	1,561,289,900	16,695,000	9,017,553	(7,677,447)
S&P 500 Index	CitiBank N.A.	December 2019	2,500	280,000	824,832,400	12,859,224	9,845,358	(3,013,866)
S&P 500 Index	UBS AG	December 2019	2,500	760,000	2,238,830,800	29,474,852	26,723,115	(2,751,737)
S&P 500 Index	CitiBank N.A.	October 2019	2,600	290,000	854,290,700	9,594,969	9,347,563	(247,406)
S&P 500 Index	Goldman Sachs International	October 2019	2,600	860,000	2,533,413,800	29,257,200	27,720,359	(1,536,841)

						$112,066,045	$89,459,649	$(22,606,396)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
24,500	Long	S&P 500 E-Mini Index	June 2019	$3,456,734,013	$3,611,912,500	$155,178,487

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$9,544,226,167	$—	$—	$9,544,226,167
U.S. Government Treasuries	—	1,755,135,539	—	1,755,135,539
Options-Purchased	—	89,459,649	—	89,459,649
Short-Term Investment securities	444,953,541	—	—	444,953,541

Total Investments at Value	$9,989,179,708	$1,844,595,188	$—	$11,833,774,896

Other Financial Instruments:†
Futures Contracts	$155,178,487	$—	$—	$155,178,487

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation /depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA VCP Dynamic Strategy Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES #@ - 81.3%
Domestic Equity Investment Companies - 55.4%
Anchor Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	713,480	$37,122,389
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	5,345,016	99,524,193
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	11,225,873	168,612,613
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	17,237,990	268,567,880
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	3,988,094	79,163,657
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	2,713,515	43,986,074
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	10,128,009	137,740,923
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	4,520,453	215,037,965
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	5,669,460	82,150,480
SunAmerica Series Trust SA Dogs of Wall Street Portfolio, Class 1	11,065,889	160,012,748
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	2,184,285	28,832,563
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	1,728,382	35,068,875
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	2,590,117	25,124,134
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	9,246,077	143,129,268
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	6,519,258	236,844,632
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	3,381,253	65,494,876
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	5,712,360	98,024,091
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	21,037,321	496,901,532
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	4,914,553	78,927,715
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	8,321,833	177,088,614
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	11,572,091	158,421,931
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	10,550,207	261,328,621
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	4,367,566	49,266,146
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	11,099,788	259,624,042
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	4,240,405	47,916,580

Total Domestic Equity Investment Companies (cost $3,140,556,084)		3,453,912,542

Domestic Fixed Income Investment Companies - 15.3%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	9,881,691	149,114,724
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	10,788,163	125,789,979
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	7,831,325	74,789,150
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	3,701,248	39,603,354
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	10,159,459	134,816,022
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	8,096,611	82,342,534
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	6,483,127	64,896,104
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	27,801,568	249,936,094
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	5,463,269	30,867,471

Total Domestic Fixed Income Investment Companies (cost $952,721,305)		952,155,432

International Equity Investment Companies - 9.8%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	13,127,276	121,296,028
SunAmerica Series Trust SA Emerging Markets Equity Index, Class 1	2,021,441	29,027,892
SunAmerica Series Trust SA International Index Portfolio, Class 1	6,579,650	71,981,374
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	2,796,950	22,934,993
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	6,124,389	120,038,020
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	3,859,410	39,751,924
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	8,606,018	85,715,942
SunAmerica Series Trust SA Templeton Foreign Value Portfolio, Class 1	8,378,246	120,479,184

Total International Equity Investment Companies (cost $596,840,024)		611,225,357

International Fixed Income Investment Companies - 0.8%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $52,487,304)	4,605,990	49,284,097

Total Affiliated Registered Investment Companies (cost $4,742,604,717)		5,066,577,428

U.S. GOVERNMENT TREASURIES - 15.2%
United States Treasury Bonds - 0.5%
6.13% due 11/15/2027	$9,218,000	11,794,719
6.38% due 08/15/2027	9,410,000	12,158,014
6.75% due 08/15/2026	2,560,000	3,296,400

		27,249,133

United States Treasury Notes - 14.7%
1.50% due 08/15/2026(1)	111,546,400	104,722,897
2.00% due 11/15/2026	94,580,800	91,806,183
2.25% due 02/15/2027(1)	101,353,000	99,987,110
2.25% due 08/15/2027	66,322,900	65,268,470
2.25% due 11/15/2027	72,909,000	71,661,572
2.38% due 05/15/2027	78,917,000	78,503,919
2.63% due 02/15/2029	86,438,000	87,319,262
2.75% due 02/15/2028	79,131,800	80,810,260
2.88% due 05/15/2028	60,698,700	62,583,679
2.88% due 08/15/2028	82,722,300	85,310,603
3.13% due 11/15/2028	85,228,500	89,696,338

		917,670,293

Total U.S. Government Treasuries (cost $937,521,263)		944,919,426

OPTIONS - PURCHASED - 0.7%
Over the Counter Put Options - Purchased (3) (cost $58,825,665)	1,640,000	46,559,304

Total Long-Term Investment Securities (cost $5,738,951,645)		6,058,056,158

SHORT-TERM INVESTMENT SECURITIES - 3.0%
Registered Investment Companies - 3.0%
AllianceBernstein Government Portfolio, Class AB 2.50%(2) (cost $185,935,962)	185,935,962	185,935,962

TOTAL INVESTMENTS (cost $5,924,887,607)	100.2%	6,243,992,120
Liabilities in excess of other assets	(0.2)	(10,143,637)

NET ASSETS	100.0%	$6,233,848,483

@

The SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of April 30, 2019.
(3)	Options - Purchased:

Over the Counter Put Options - Purchased

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
S&P 500 Index	Citibank, N.A.	September 2019	$2,475	200,000	$589,166,000	$7,092,400	$3,402,850	$(3,689,550)
S&P 500 Index	Citibank, N.A.	October 2019	2,600	150,000	441,874,500	4,962,915	4,834,947	(127,968)
S&P 500 Index	Citibank, N.A.	December 2019	2,500	150,000	441,874,500	6,888,870	5,274,299	(1,614,571)
S&P 500 Index	Goldman Sachs International	October 2019	2,600	420,000	1,237,248,600	14,288,400	13,537,850	(750,550)
S&P 500 Index	UBS AG	September 2019	2,475	320,000	942,665,600	10,080,000	5,444,561	(4,635,439)
S&P 500 Index	UBS AG	December 2019	2,500	400,000	1,178,332,000	15,513,080	14,064,797	(1,448,283)

						$58,825,665	$46,559,304	$(12,266,361)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
9,300	Long	S&P 500 E-Mini Index	June 2019	$1,316,210,059	$1,371,052,500	$54,842,441

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$5,066,577,428	$—	$—	$5,066,577,428
U.S. Government Treasuries	—	944,919,426	—	944,919,426
Options - Purchased	—	46,559,304	—	46,559,304
Short-Term Investment Securities	185,935,962	—	—	185,935,962

Total Investments at Value	$5,252,513,390	$991,478,730	$—	$6,243,992,120

Other Financial Instruments:†
Futures Contracts	$54,842,441	$—	$—	$54,842,441

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA VCP Index Allocation Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES @# - 81.1%
Domestic Equity Investment Companies - 49.3%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	4,424,373	$104,503,680
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	1,559,381	17,589,819
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,194,685	13,499,936

Total Domestic Equity Investment Companies (cost $133,009,045)		135,593,435

Domestic Fixed Income Investment Companies - 22.1%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	3,653,392	37,154,992
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	2,338,449	23,407,871

Total Domestic Fixed Income Investment Companies (cost $59,626,806)		60,562,863

International Equity Investment Companies - 9.7%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $26,705,638)	2,439,650	26,689,774

Total Affiliated Registered Investment Companies (cost $219,341,489)		222,846,072

OPTIONS—PURCHASED - 0.0%
Exchanged-Traded Put Options-Purchased(1) (cost $1,215,125)	1,455	61,838

Total Long-Term Investment Securities (cost $220,556,614)		222,907,910

SHORT-TERM INVESTMENT SECURITIES - 18.9%
Registered Investment Companies - 17.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.37%(2)	47,596,000	47,596,000
T. Rowe Price Treasury Reserve Fund 2.47%(2)	1,029	1,029

		47,597,029

U.S. Government Treasuries - 1.6%
United States Treasury Bills 2.37% due 06/13/2019(3)	$905,000	902,416
2.39% due 06/13/2019(3)	70,000	69,800
2.41% due 06/13/2019(3)	3,268,000	3,258,670
2.49% due 06/13/2019(3)	238,000	237,321

		4,468,207

Total Short-Term Investment Securities (cost $52,065,249)		52,065,236

TOTAL INVESTMENTS (cost $272,621,863)	100.0%	274,973,146
Liabilities in excess of other assets	(0.0)	(88,703)

NET ASSETS	100.0%	$274,884,443

@

The SunAmerica Series Trust SA VCP Index Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/get prospectus.

#	See Note 2
(1)	Options - Purchased

Exchanged - Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
S&P 500 Index	June 2019	$1,950	1,455	$428,618,265	$1,215,125	$61,838	$(1,153,287)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(2)	The rate shown is the 7-day yield as of April 30, 2019.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
158	Long	MSCI EAFE Index	June 2019	14,650,041	15,144,300	$494,259
96	Long	E-Mini Russell 2000 Index	June 2019	7,479,981	7,652,160	172,179
50	Long	S&P 400 E-Mini Index	June 2019	9,535,744	9,867,000	331,256
416	Long	S&P 500 E-Mini Index	June 2019	58,293,361	61,328,800	3,035,439
65	Short	U.S. Treasury 2 Year Notes	June 2019	13,808,799	13,845,508	(36,709)
81	Short	U.S. Treasury 5 Year Notes	June 2019	9,314,463	9,366,891	(52,428)
75	Short	U.S. Treasury 10 Year Notes	June 2019	9,207,003	9,275,391	(68,388)
20	Short	U.S. Treasury Long Bond	June 2019	2,920,166	2,949,375	(29,209)
19	Short	U.S. Treasury Ultra Bonds	June 2019	3,083,965	3,121,343	(37,378)

						$3,809,021

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$222,846,072	$—	$—	$222,846,072
Options-Purchased	61,838	—	—	61,838
Short-Term Investment Securities:
Registered Investment Companies	47,597,029	—	—	47,597,029
U.S. Government Treasuries	—	4,468,207	—	4,468,207

Total Investments at Value	$270,504,939	$4,468,207	$—	$274,973,146

Other Financial Instruments:†
Futures Contracts	$4,033,133	$—	$—	$4,033,133

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$224,112	$—	$—	$224,112

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA WellsCap Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS - April 30, 2019 -

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS - 99.4%
Aerospace/Defense - 1.9%
MSA Safety, Inc.	4,650	$511,081
Teledyne Technologies, Inc.†	7,690	1,911,042
		2,422,123
Building & Construction-Misc. - 1.1%
Willscot Corp.†	103,947	1,400,166
Building-Mobile Home/Manufactured Housing - 1.0%
Skyline Champion Corp.	61,030	1,288,343
Casino Services - 1.6%
Eldorado Resorts, Inc.†	40,460	1,997,510
Chemicals-Specialty - 4.2%
Ingevity Corp.†	17,950	2,064,430
Rogers Corp.†	10,192	1,707,364
Univar, Inc.†	64,359	1,437,136
		5,208,930
Commercial Services - 1.6%
Cintas Corp.	9,060	1,967,288
Commercial Services-Finance - 6.5%
Euronet Worldwide, Inc.†	13,890	2,081,972
MarketAxess Holdings, Inc.	4,550	1,266,402
Total System Services, Inc.	18,310	1,872,014
WEX, Inc.†	13,657	2,872,067
		8,092,455
Computer Services - 5.1%
Elastic NV†	12,110	1,036,011
EPAM Systems, Inc.†	13,368	2,397,684
Globant SA†	20,160	1,693,238
WNS Holdings, Ltd. ADR†	22,980	1,313,307
		6,440,240
Computer Software - 4.7%
Envestnet, Inc.†	21,090	1,497,179
InterXion Holding NV†	28,260	1,955,310
Twilio, Inc., Class A†	12,330	1,690,936
Zoom Video Communications, Inc., Class A†	10,528	762,964
		5,906,389
Computers-Integrated Systems - 2.1%
Mercury Systems, Inc.†	20,780	1,517,356
NCR Corp.†	37,990	1,099,810
		2,617,166
Consulting Services - 2.1%
Booz Allen Hamilton Holding Corp.	40,370	2,393,537
Gartner, Inc.†	1,110	176,457
		2,569,994
Data Processing/Management - 1.3%
DocuSign, Inc.†	28,150	1,595,261
Distribution/Wholesale - 0.9%
SiteOne Landscape Supply, Inc.†	17,156	1,154,599
Diversified Manufacturing Operations - 1.3%
A.O. Smith Corp.	30,376	1,596,866
Drug Delivery Systems - 1.1%
DexCom, Inc.†	11,330	1,371,723
E-Commerce/Products - 1.1%
Wayfair, Inc., Class A†	8,765	1,421,245
E-Commerce/Services - 3.8%
Match Group, Inc.	29,450	1,778,780
MercadoLibre, Inc.†	4,148	2,008,213
Stamps.com, Inc.†	11,080	950,664
		4,737,657
Electric Products-Misc. - 2.2%
Littelfuse, Inc.	7,395	1,486,765
Novanta, Inc.†	14,840	1,291,377
		2,778,142
Electronic Components-Semiconductors - 1.1%
Advanced Micro Devices, Inc.†	51,740	1,429,576
Enterprise Software/Service - 5.7%
Black Knight, Inc.†	45,370	2,559,776
Pluralsight, Inc., Class A†	50,310	1,785,502
Veeva Systems, Inc., Class A†	19,990	2,796,001
		7,141,279
Entertainment Software - 1.2%
Take-Two Interactive Software, Inc.†	15,789	1,528,849
Finance-Consumer Loans - 1.0%
SLM Corp.	121,930	1,238,809
Finance-Credit Card - 1.1%
Pagseguro Digital, Ltd., Class A†	50,720	1,321,763
Food-Misc./Diversified - 0.9%
Lamb Weston Holdings, Inc.	16,050	1,124,303
Health Care Cost Containment - 1.3%
HealthEquity, Inc.†	23,712	1,606,488
Instruments-Controls - 1.6%
Woodward, Inc.	19,000	2,069,100
Internet Application Software - 1.4%
Zendesk, Inc.†	19,450	1,707,321
Machinery-General Industrial - 1.4%
Middleby Corp.†	13,350	1,763,935
Medical Labs & Testing Services - 0.6%
Invitae Corp.†	30,686	724,803
Medical Products - 4.5%
Avanos Medical, Inc.†	15,910	667,425
Haemonetics Corp.†	18,150	1,584,132
ICU Medical, Inc.†	8,210	1,867,775
iRhythm Technologies, Inc.†	19,310	1,473,546
		5,592,878
Medical-Biomedical/Gene - 5.2%
AnaptysBio, Inc.†	7,450	541,764
Bio-Rad Laboratories, Inc., Class A†	5,480	1,649,096
CRISPR Therapeutics AG†	13,395	538,345
Exact Sciences Corp.†	25,560	2,522,517
Immunomedics, Inc.†	33,700	539,874
Precision BioSciences, Inc.†	27,085	352,105
Zai Lab, Ltd. ADR†	14,240	379,496
		6,523,197
Medical-Drugs - 0.8%
Array BioPharma, Inc.†	46,036	1,040,874
Medical-HMO - 1.0%
WellCare Health Plans, Inc.†	4,730	1,221,996

Non-Hazardous Waste Disposal - 4.1%
Casella Waste Systems, Inc., Class A†	45,182	1,686,192
Waste Connections, Inc.	36,561	3,391,764
		5,077,956
Office Automation & Equipment - 1.6%
Zebra Technologies Corp., Class A†	9,660	2,039,612
Patient Monitoring Equipment - 1.2%
Insulet Corp.†	17,830	1,537,838
Resort/Theme Parks - 1.8%
Vail Resorts, Inc.	10,082	2,307,266
Retail-Apparel/Shoe - 1.7%
Burlington Stores, Inc.†	12,565	2,122,354
Retail-Restaurants - 3.2%
Chipotle Mexican Grill, Inc.†	2,780	1,912,751
Domino’s Pizza, Inc.	7,550	2,042,879
		3,955,630
Schools - 3.1%
Adtalem Global Education, Inc.†	32,550	1,605,366
Bright Horizons Family Solutions, Inc.†	17,601	2,255,568
		3,860,934
Security Services - 1.3%
Brink’s Co.	19,850	1,586,611
Television - 1.6%
World Wrestling Entertainment, Inc., Class A	24,010	2,013,238
Therapeutics - 1.7%
GW Pharmaceuticals PLC ADR†	4,550	770,361
Mirati Therapeutics, Inc.†	9,370	557,421
Sarepta Therapeutics, Inc.†	7,120	832,613
		2,160,395
Transport-Truck - 1.2%
Saia, Inc.†	23,980	1,544,072
Veterinary Diagnostics - 1.1%
Elanco Animal Health, Inc.†	44,908	1,414,602
Web Hosting/Design - 1.8%
Shopify, Inc., Class A†	9,040	2,201,511
Wireless Equipment - 1.6%
Motorola Solutions, Inc.	13,840	2,005,554
Total Long-Term Investment Securities (cost $93,114,603)		124,428,841
REPURCHASE AGREEMENTS - 0.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50% dated 04/30/2019, to be repurchased 05/01/2019 in the amount of $977,014 and collateralized by $975,000 of United States Treasury Notes, bearing interest at 2.75% due 07/31/2023 and having an approximate value of $999,074. (cost $977,000)	$977,000	977,000
TOTAL INVESTMENTS (cost $94,091,603)	100.2%	125,405,841
Liabilities in excess of other assets	(0.2)	(222,041)

NET ASSETS	100.0%	$125,183,800

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$124,428,841	$—	$—	$124,428,841
Repurchase Agreements	—	977,000	—	977,000

Total Investments at Value	$124,428,841	$977,000	$—	$125,405,841

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS - April 30, 2019 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of April 30, 2019, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA Goldman Sachs Multi-Asset Insights, SA Invesco VCP Equity-Income, SA Putnam International Growth and Income, SA Schroders VCP Global Allocation and SA T. Rowe Price VCP Balanced Portfolios used forward currency contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. In addition, the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA PIMCO VCP Tactical Balanced and SA Schroders VCP Global Allocation Portfolios also used forward currency contracts to enhance returns.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Futures: During the period, the SA Federated Corporate Bond and SA Goldman Sachs Global Bond Portfolios used futures contracts to manage duration and yield curve positioning. The SA Goldman Sachs Multi-Asset Insights Portfolio used equity index futures contracts to passively replicate exposure to global developed large cap equities, U.S. small cap equities and emerging market equities. In addition, the SA Goldman Sachs Multi-Asset Insights Portfolio used treasury futures to passively replicate exposure to U.S. Treasury bonds, U.S. investment grade credit and U.S. long duration corporate bonds. The SA JPMorgan MFS Core Bond Portfolio used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The SA BlackRock VCP Global Multi Asset, SA JPMorgan Diversified Balanced, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation, SA T. Rowe Price Asset Allocation Growth and SA T. Rowe Price VCP Balanced Portfolios used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. The SA Emerging Markets Equity Index, SA International Index, SA Invesco VCP Equity-Income, SA Large Cap Growth Index, SA Large Cap Index, SA Large Cap Value Index, SA Mid Cap Index, SA Small Cap Index, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios used futures contracts to increase or decrease exposure to equity markets. The SA BlackRock VCP Global Multi Asset Portfolio also used futures contracts to control currency exposure. The SA Legg Mason Tactical Opportunities Portfolio used futures contracts to increase or decrease exposure to equity and bond markets for tactical and risk management purposes. In addition, the SA Schroders VCP Global Allocation Portfolio used futures contracts to manage duration.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Options: During the period, the SA BlackRock VCP Global Multi Asset, SA Invesco VCP Equity-Income, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios used options contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income. The SA Goldman Sachs Global Bond Portfolio used options contracts to manage exposure to fluctuations in interest rates and to express active views to enhance returns.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked-to-market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments.

Unlike a bilateral swap contract, for centrally cleared swaps, the Funds have no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Funds amortize upfront payments and receipts on swap contracts on a daily basis. Net periodic payments made or received by a Funds are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the SA Goldman Sachs Global Bond Portfolio used credit default swaps to manage credit risk and to express active credit views to enhance return. The SA Goldman Sachs Multi-Asset Insights Portfolio used investment grade credit default swaps to passively replicate credit spread duration exposure to U.S. investment grade credit and U.S. long duration corporate bonds. The SA PIMCO VCP Tactical Balanced Portfolio used credit default swaps as a substitute for physical securities.

Credit default swaps generally are contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.

The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period for which a Portfolio is the seller of protection, if any, are disclosed on a schedule at the end of each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Equity Swap Agreements: During the period, the PIMCO VCP Tactical Balanced Portfolio used equity swaps, a type of total return swap, to gain exposure to a security or market index and to enhance total returns.

Equity swaps and total return swaps, a type of equity swap, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted against each other, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the SA Goldman Sachs Global Bond Portfolio used interest rate swap agreements, to manage exposure to fluctuations in interest rates and/or express inflation views to enhance returns. The SA PIMCO VCP Tactical Balanced Portfolio used interest rate swap agreements to manage exposure to fluctuations in interest rates.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

The following tables represent the value of derivatives held as of April 30, 2019, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of April 30, 2019, please refer to a schedule following each Portfolio’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts		Foreign Exchange Contracts
Portfolio	Futures Contracts (1)	Swap Contracts (2)	Options Purchased (3)	Futures Contracts (1)	Swap Contracts (2)	Options Purchased (3)	Swap Contracts (2)	Options Purchased (3)	Foreign Forward Exchange Contracts (2)	Total
SA BlackRock VCP Global Multi Asset	$219,219	$—	$—	$229,372	$—	$1,784,750	$—	$—	$468,833	$2,702,174
SA Emerging Market Equity Index	—	—	—	—	—	—	—	—	—	—
SA Federated Corporate Bond	—	—	—	157,500	—	—	—	—	—	157,500
SA Goldman Sachs Global Bond	60,632	1,053,696	330,284	—	—	—	238,634	—	908,704	2,591,950
SA Goldman Sachs Multi - Asset Insights	19,016	—	—	3,640	—	—	34,953	—	—	57,609
SA International Index	—	—	—	5,115	—	—	—	—	—	5,115
SA Invesco VCP Equity - Income	—	—	—	183,120	—	6,523,588	—	—	1,356,186	8,062,894
SA JPMorgan Diversified Balanced	78,750	—	—	34,789	—	—	—	—	—	113,539
SA JPMorgan MFS Core Bond	140,242	—	—	—	—	—	—	—	—	140,242
SA Large Cap Growth Index	—	—	—	840	—	—	—	—	—	840
SA Large Cap Index	—	—	—	168,560	—	—	—	—	—	168,560
SA Large Cap Value Index	—	—	—	1,120	—	—	—	—	—	1,120
SA Legg Mason Tactical Opportunities	—	—	—	1,960	—	—	—	—	—	1,960
SA Mid Cap Index	—	—	—	—	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	140,401	357,878	3	1,532,440	4,367,282	3,869,460	—	—	279,084	10,546,548
SA Putnam International Growth and Income	—	—	—	—	—	—	—	—	546,962	546,962
SA Schroders VCP Global Allocation	69,508	—	—	364,036	—	312,220	—	—	309,035	1,054,799
SA Small Cap Index	—	—	—	—	—	—	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	2,070	—	—	—	—	—	—	—	—	2,070
SA T. Rowe Price VCP Balanced	594	—	—	492,530	—	2,153,760	—	—	—	2,646,884
SA VCP Dynamic Allocation	—	—	—	6,860,000	—	89,459,649	—	—	—	96,319,649
SA VCP Dynamic Strategy	—	—	—	2,604,000	—	46,559,304	—	—	—	49,163,304
SA VCP Index Allocation	—	—	—	118,850	—	61,838	—	—	—	180,688

	Liability Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts		Foreign Exchange Contracts
Portfolio	Futures Contracts (1)	Swap Contracts (2)	Options Written (3)	Futures Contracts (1)	Swap Contracts (2)	Options Written (3)	Swap Contracts (2)	Options Written (3)	Foreign Forward Exchange Contracts (2)	Total
SA BlackRock VCP Global Multi Asset	$116,953	$—	$—	$1,204	$—	$—	$—	$—	$371,552	$489,709
SA Emerging Market Equity Index	—	—	—	16,200	—	—	—	—	—	16,200
SA Federated Corporate Bond	—	—	—	—	—	—	—	—	—	—
SA Goldman Sachs Global Bond	59,289	697,224	241,180	—	—	—	548,665	—	840,312	2,386,670
SA Goldman Sachs Multi - Asset Insights	—	—	—	4,905	—	—	—	—	—	4,905
SA International Index	—	—	—	—	—	—	—	—	—	—
SA Invesco VCP Equity - Income	—	—	—	—	—	—	—	—	521,143	521,143
SA JPMorgan Diversified Balanced	14,569	—	—	149,305	—	—	—	—	—	163,874
SA JPMorgan MFS Core Bond	145,766	—	—	—	—	—	—	—	—	145,766
SA Large Cap Growth Index	—	—	—	—	—	—	—	—	—	—
SA Large Cap Index	—	—	—	—	—	—	—	—	—	—
SA Large Cap Value Index	—	—	—	—	—	—	—	—	—	—
SA Legg Mason Tactical Opportunities	1,875	—	—	—	—	—	—	—	—	1,875
SA Mid Cap Index	—	—	—	18,200	—	—	—	—	—	18,200
SA PIMCO VCP Tactical Balanced	900,293	1,840,818	—	—	—	—	464,482	—	162,397	3,367,990
SA Putnam International Growth and Income	—	—	—	—	—	—	—	—	771,365	771,365
SA Schroders VCP Global Allocation	13,437	—	—	227,620	—	—	—	—	786,281	1,027,338
SA Small Cap Index	—	—	—	216,800	—	—	—	—	—	216,800
SA T. Rowe Price Asset Allocation Growth	703	—	—	—	—	—	—	—	—	703
SA T. Rowe Price VCP Balanced	164,469	—	1,125	—	—	—	—	—	—	165,594
SA VCP Dynamic Allocation	—	—	—	—	—	—	—	—	—	—
SA VCP Dynamic Strategy	—	—	—	—	—	—	—	—	—	—
SA VCP Index Allocation	59,898	—	—	55,900	—	—	—	—	—	115,798

(1)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)	Portfolio	Cumulative Appreciation (Depreciation)
SA Blackrock VCP Global Multi Asset	$8,311,941	SA Large Cap Value Index	$30,234
SA Emerging Markets Equity Index	296,910	SA Legg Mason Tactical Opportunities	40,554
SA Federated Corporate Bond	499,604	SA Mid Cap Index	392,710
SA Goldman Sachs Global Bond	(63,176)	SA PIMCO VCP Tactical Balanced	46,213,199
SA Goldman Sachs Multi-Asset Insights	183,530	SA Schroders VCP Global Allocation	11,218,006
SA International Index	900,011	SA Small Cap Index	1,084,814
SA Invesco VCP Equity-Income	1,985,512	SA T. Rowe Price Asset Allocation Growth	(2,043)
SA JPMorgan Diversified Balanced	1,053,827	SA T. Rowe Price VCP Balanced	17,928,774
SA JPMorgan MFS Core Bond	(185,616)	SA VCP Dynamic Allocation	155,178,487
SA Large Cap Growth Index	22,676	SA VCP Dynamic Strategy	54,842,441
SA Large Cap Index	4,369,639	SA VCP Index Allocation	3,809,021

(2)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments
(3)	Reported at value on the Portfolio of Investments

Note 2. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Series Trust, Anchor Series Trust and Seasons Series Trust and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended April 30, 2019, transactions in these securities were as follows:

SA Global Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2019
SunAmerica Series Trust
SunAmerica Series Trust SA Emerging Market Equity Index, Class 1	$—	$—	$554,603	$256,223	$731	$(51)	$16,525	$826,569
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	—	—	3,863,638	1,656,199	5,013	28	92,124	5,606,976
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	2,210,272	949,385	2,871	28	42,006	3,198,820
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	4,305,081	1,669,281	30,483	(2,941)	314,167	6,255,105
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	3,986,123	1,516,651	154,962	(5,959)	439,659	5,781,512
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	918,265	349,753	46,148	(3,419)	83,627	1,302,078
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	541,569	206,674	25,680	(2,703)	41,845	761,705

	$—	$—	$16,379,551	$6,604,166	$265,888	$(15,017)	$1,029,953	$23,732,765

†	Includes reinvestments of distributions paid.

SA Global Index Allocation 75/25 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2019
SunAmerica Series Trust
SunAmerica Series Trust SA Emerging Market Equity Index Portfolio, Class 1	$—	$—	$1,155,943	$304,492	$20,136	$(1,058)	$28,964	$1,468,205
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	—	—	2,801,598	746,625	51,260	(498)	61,016	3,557,481
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	1,762,734	472,690	32,275	95	30,271	2,233,515
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	6,618,484	1,462,093	118,657	(10,582)	442,866	8,394,204
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	6,204,651	1,347,963	259,913	(10,619)	625,344	7,907,426
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	1,508,041	327,508	76,579	(4,994)	126,243	1,880,219
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	1,180,389	257,330	60,884	(6,885)	85,713	1,455,663

	$—	$—	$21,231,840	$4,918,701	$619,704	$(34,541)	$1,400,417	$26,896,713

†	Includes reinvestments of distributions paid.

SA Global Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2019
SunAmerica Series Trust
SunAmerica Series Trust SA Emerging Market Equity Index Portfolio, Class 1	$—	$—	$4,018,437	$1,217,041	$4,731	$(232)	$111,500	$5,342,015
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	—	—	3,055,855	950,625	3,771	(30)	69,902	4,072,581
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	1,805,941	530,955	2,218	7	32,416	2,367,101
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	28,762,032	7,394,001	34,823	(3,545)	1,971,868	38,089,533
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	24,676,625	6,235,673	439,427	(10,267)	2,573,224	33,035,828
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	6,739,632	1,695,440	7,985	(326)	564,393	8,991,154
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	4,832,799	1,224,485	5,767	(439)	329,011	6,380,089

	$—	$—	$73,891,321	$19,248,220	$498,722	$(14,832)	$5,652,314	$98,278,301

†	Includes reinvestments of distributions paid.

SA Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2019
SunAmerica Series Trust
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	$—	$—	$34,221,711	$5,080,223	$1,038,321	$80,730	$3,263,991	$41,608,334
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	4,625,423	681,493	225,261	11,471	354,234	5,447,360
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	5,421,618	805,401	279,857	17,062	338,445	6,302,669
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	—	—	19,311,517	3,773,789	110,236	(1,810)	410,839	23,384,099
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	11,026,528	2,203,733	63,156	(219)	186,764	13,353,650
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	7,586,345	1,146,148	42,485	(1,345)	492,139	9,180,802

	$—	$—	82,193,142	13,690,787	1,759,316	105,889	5,046,412	99,276,914

†	Includes reinvestments of distributions paid.

SA Index Allocation 80/20 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2019
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$17,710,751	$3,093,232	$157,285	$(2,223)	$384,416	$21,028,891
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	10,077,640	1,775,700	89,366	347	172,159	11,936,480
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	23,858,862	2,652,596	203,756	(875)	1,530,301	27,837,128
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	86,304,122	8,777,711	1,629,227	136,320	8,259,380	101,848,306
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	18,884,261	1,893,232	957,285	52,590	1,421,980	21,294,778
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	11,029,533	1,118,728	492,941	30,742	685,266	12,371,328

	$—	$—	$167,865,169	$19,311,199	$3,529,860	$216,901	$12,453,502	$196,316,911

†	Includes reinvestments of distributions paid.

SA Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2019
SunAmerica Series Trust
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	$—	$—	$258,302,909	$22,528,706	$2,246,801	$183,421	$24,867,062	$303,635,297
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	50,999,937	4,425,282	1,644,907	97,878	3,879,820	57,758,010
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	29,958,897	2,614,939	994,720	68,919	1,863,506	33,511,541
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	—	—	21,100,149	3,260,917	105,755	691	447,765	24,703,767
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	11,076,351	1,755,746	55,661	589	186,761	12,963,786
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	88,077,986	8,894,243	428,587	(11,140)	5,634,398	102,166,900

	$—	$—	$459,516,229	$43,479,833	$5,476,431	$340,358	$36,879,312	$534,739,301

†	Includes reinvestments of distributions paid.

SA Large Cap Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2019	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at April 30, 2019
American International Group, Inc. — Common Stock	$24,252	$—	$3,276,229	$—	$35,488	$(2,177)	$328,234	$3,566,798

SA Large Cap Value Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2019
American International Group, Inc. - Common Stock	$6,022	$—	$813,545	$—	$8,013	$(2,237)	$83,267	$886,562

SunAmerica Dynamic Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2019
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$—	$349,623,830	$—	$8,861,059	$(2,840,191)	$36,290,957	$374,213,537
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	116,536,396	—	3,120,091	40,372	608,050	114,064,727
SA Emerging Market Equity Index, Class 1	—	—	43,353,476	—	1,248,037	(77,673)	1,013,118	43,040,884
SA Federated Corporate Bond Portfolio, Class 1	—	—	376,934,512	—	9,984,292	(748,352)	14,410,057	380,611,925
SA Fixed Income Index Portfolio, Class 1	—	—	164,613,719	—	4,492,932	30,479	3,058,022	163,209,288
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	131,739,450	—	3,369,700	(24,101)	2,000,627	130,346,276
SA Templeton Foreign Value Portfolio, Class 1	—	—	181,070,849	—	4,992,146	(548,632)	4,489,918	180,019,989
SA Franklin Small Company Value Portfolio, Class 1	—	—	89,764,845	—	2,496,072	(609,512)	5,541,428	92,200,689
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	38,902,411	—	998,429	(86,011)	154,848	37,972,819
SA International Index Portfolio, Class 1	—	—	135,542,585	—	3,744,111	222,132	7,956,257	139,976,863
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	109,642,558	—	3,120,091	(178,446)	11,135,350	117,479,371
SA Janus Focused Growth Portfolio, Class 1	—	—	85,412,050	—	2,496,073	308,392	9,406,914	92,631,283
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	55,019,307	—	1,497,644	284,599	934,932	54,741,194
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	394,557,079	—	10,608,310	1,264,773	32,162,369	417,375,911
SA JPMorgan Global Equities Portfolio, Class 1	—	—	263,556,499	—	7,488,220	912,795	8,577,544	265,558,618
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	570,166,738	—	14,976,438	55,178	12,754,040	567,999,518
SA JPMorgan Mid-Cap Growth Portfolio, Class 1	—	—	92,055,201	—	2,496,073	(5,091)	11,389,174	100,943,211
SA Large Cap Growth Index Portfolio, Class 1	—	—	136,499,291	—	4,243,324	348,873	14,546,887	147,151,727
SA Large Cap Index Portfolio, Class 1	—	—	1,026,869,009	—	28,080,822	9,012,025	85,778,603	1,093,578,815
SA Large Cap Value Index Portfolio, Class 1	—	—	139,651,183	—	3,744,110	115,514	10,212,745	146,235,332
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	244,488,678	—	6,864,201	(1,031,433)	17,390,149	253,983,193
SA MFS Blue Chip Growth Portfolio	—	—	360,146,073	—	9,984,292	2,242,528	29,711,731	382,116,040
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	321,864,337	—	8,736,255	1,337,520	32,273,083	346,738,685
SA Mid Cap Index Portfolio, Class 1	—	—	86,156,635	—	2,496,074	151,083	6,346,312	90,157,956
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	225,382,086	—	6,240,182	480,894	17,530,192	237,152,990
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	70,942,864	—	1,872,055	(157,859)	3,539,883	72,452,833
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	27,979,840	—	748,822	(249,094)	1,545,599	28,527,523
SA Small Cap Index Portfolio, Class 1	—	—	87,109,818	—	2,496,073	134,310	5,297,610	90,045,665
SA WellsCap Aggressive Growth Portfolio, Class 1	—	—	44,341,429	—	1,248,036	317,160	5,489,369	48,899,922
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	—	—	178,631,885	—	4,992,146	891,518	12,192,639	186,723,896
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	665,866,268	—	17,472,511	(172,987)	15,152,725	663,373,495
SA Multi-Managed International Equity Portfolio, Class 1	—	—	217,952,881	—	6,240,182	(8,339)	13,363,001	225,067,361
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	196,470,889	—	5,491,361	(37,450)	22,680,465	213,622,543
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	342,395,722	—	9,360,274	216,159	26,209,705	359,461,312
SA Multi Managed Mid Cap Growth Portfolio, Class 1	—	—	90,766,308	—	2,496,073	387,965	11,027,468	99,685,668
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	133,532,759	—	3,744,109	(1,160,612)	10,202,070	138,830,108
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	89,737,801	—	2,496,073	(97,445)	5,490,704	92,634,987
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	307,723,913	—	8,112,238	62,101	26,916,508	326,590,284
SA Wellington Real Return Portfolio, Class 1	—	—	208,616,113	—	5,491,361	(258,963)	3,536,819	206,402,608
Anchor Series Trust
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	298,213,276	—	7,862,630	958,060	40,877,986	332,186,692
SA Wellington Government and Quality Bond Portfolio, Class 1	—	—	495,097,863	—	13,104,383	(136,330)	8,363,279	490,220,429

	$—	$—	$9,194,928,426	$—	$249,607,305	$11,345,909	$587,559,137	$9,544,226,167

†	Includes reinvestments of distributions paid.

SunAmerica Dynamic Strategy Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2019
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$—	$200,760,323	$—	$4,926,430	$(530,882)	$19,734,954	$215,037,965
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	80,737,104	—	2,155,314	(510,873)	4,079,563	82,150,480
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	40,363,973	—	985,286	12,772	211,895	39,603,354
SA Dogs of Wall Street Portfolio, Class 1	—	—	151,040,158	—	3,694,823	151,820	12,515,593	160,012,748
SA Emerging Markets Equity Index, Class 1	—	—	29,014,332	—	615,804	(38,737)	668,101	29,027,892
SA Federated Corporate Bond Portfolio, Class 1	—	—	133,250,253	—	3,263,759	(250,434)	5,079,962	134,816,022
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	28,143,098	—	615,804	(76,930)	1,382,199	28,832,563
SA Fixed Income Index Portfolio, Class 1	—	—	82,820,858	—	2,032,153	11,451	1,542,378	82,342,534
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	65,514,880	—	1,601,090	(12,687)	995,001	64,896,104
SA Franklin Small Company Value Portfolio, Class 1	—	—	34,117,129	—	923,705	(233,829)	2,109,280	35,068,875
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	50,426,974	—	1,231,607	(94,401)	183,131	49,284,097
SA International Index Portfolio, Class 1	—	—	69,627,273	—	1,847,412	107,978	4,093,535	71,981,374
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	23,399,929	—	615,804	(95,772)	2,435,781	25,124,134
SA Janus Focused Growth Portfolio, Class 1	—	—	131,537,604	—	3,386,921	189,354	14,789,231	143,129,268
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	23,040,198	—	615,803	(113,521)	624,119	22,934,993
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	223,446,087	—	5,542,234	405,925	18,534,854	236,844,632
SA JPMorgan Global Equities Portfolio, Class 1	—	—	118,833,352	—	3,079,019	174,847	4,108,840	120,038,020
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	250,469,799	—	6,158,039	(78,897)	5,703,231	249,936,094
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	59,656,537	—	1,539,509	172,157	7,205,691	65,494,876
SA Large Cap Growth Index Portfolio, Class 1	—	—	90,473,390	—	2,340,055	187,206	9,703,550	98,024,091
SA Large Cap Index Portfolio, Class 1	—	—	465,893,229	—	12,008,175	3,491,769	39,524,709	496,901,532
SA Large Cap Value Index Portfolio, Class 1	—	—	75,208,655	—	1,847,411	55,003	5,511,468	78,927,715
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	170,013,011	—	4,310,626	(1,611,542)	12,997,771	177,088,614
SA MFS Blue Chip Growth, Class 1	—	—	149,070,402	—	3,879,564	61,197	13,169,896	158,421,931
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	242,188,613	—	6,158,038	518,313	24,779,733	261,328,621
SA Mid Cap Index Portfolio, Class 1	—	—	46,953,201	—	1,231,608	74,129	3,470,424	49,266,146
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	37,663,538	—	923,705	(79,818)	3,091,909	39,751,924
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	—	—	240,075,322	—	6,158,038	1,415,959	24,290,799	259,624,042
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	30,167,959	—	738,965	(63,636)	1,502,113	30,867,471
SA Putnam International Growth and Income Portfolio, Class 1	—	—	83,425,706	—	2,155,314	8,927	4,436,623	85,715,942
SA Small Cap Index Portfolio, Class 1	—	—	46,260,646	—	1,231,608	66,877	2,820,665	47,916,580
SA Templeton Foreign Value Portfolio, Class 1	—	—	120,921,896	—	3,079,019	(433,048)	3,069,355	120,479,184
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	—	—	95,020,159	—	2,463,215	111,113	6,856,136	99,524,193
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	126,034,647	—	3,079,020	33,270	2,801,082	125,789,979
SA Multi-Managed International Equity Portfolio, Class 1	—	—	117,189,641	—	3,079,019	(9,753)	7,195,159	121,296,028
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	154,770,710	—	4,002,725	348,817	17,495,811	168,612,613
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	255,316,594	—	6,465,939	(833,138)	20,550,363	268,567,880
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	71,958,049	—	1,847,412	202,072	8,850,948	79,163,657
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	42,352,356	—	1,231,607	(433,151)	3,298,476	43,986,074
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	133,414,482	—	3,694,823	(210,826)	8,232,090	137,740,923
SA Wellington Real Return Portfolio, Class 1	—	—	75,450,868	—	1,847,412	(85,736)	1,271,430	74,789,150
Anchor Series Trust
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	33,312,310	—	862,125	(97,952)	4,770,156	37,122,389
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	150,313,188	—	3,694,822	(74,821)	2,571,179	149,114,724

	$—	$—	$4,849,648,433	$—	$123,160,761	$1,830,572	$338,259,184	$5,066,577,428

†	Includes reinvestments of distributions paid.

SA VCP Index Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2019
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$30,714,090	$5,826,227	$47,624	$497	$661,802	$37,154,992
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	19,383,142	3,722,467	30,115	432	331,945	23,407,871
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	22,297,681	2,983,219	33,617	(3,187)	1,445,678	26,689,774
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	86,220,306	11,435,674	1,628,865	7,161	8,469,404	104,503,680
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	15,079,247	1,988,813	672,411	(21,791)	1,215,961	17,589,819
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	11,696,315	1,553,760	517,509	(17,149)	784,519	13,499,936

	$—	$—	$185,390,781	$27,510,160	$2,930,141	$(34,037)	$12,909,309	$222,846,072

†	Includes reinvestments of distributions paid.

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semi-Annual Reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.